UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-04415

COLLEGE RETIREMENT EQUITIES FUND

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Stewart P. Greene, Esq.
c/o TIAA-CREF
730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Item 1. Schedule of Investments.

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND
STOCK ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2012

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

CORPORATE BONDS - 0.0%

FOOD & STAPLES RETAILING - 0.0%
$800	i	Marfrig Alimentos S.A.	1.000%	07/15/15	$44

		TOTAL FOOD & STAPLES RETAILING			44

REAL ESTATE - 0.0%
22,559		Kiwi Income Property Trust	8.950	12/20/14	20

		TOTAL REAL ESTATE			20

		TOTAL CORPORATE BONDS			64

		(Cost $63)

SHARES		COMPANY

COMMON STOCKS - 99.3%

AUTOMOBILES & COMPONENTS - 1.8%
99,129		Actron Technology Corp	336
34,200		Aisan Industry Co Ltd	364
459,022	*	Aisin Seiki Co Ltd	16,325
103,500	e	Akebono Brake Industry Co Ltd	597
1,242,454	*,e	American Axle & Manufacturing Holdings, Inc	14,549
88,854	*,e	Amerigon, Inc (Class A)	1,438
226,975		Amtek Auto Ltd	594
359,768		Amtek India Ltd	753
44,900		APM Automotive Holdings BHD	67
11,259	*	Asahi India Glass Ltd	13
21,161		AtlasBX Co Ltd	460
486,893	e	Autoliv, Inc	32,646
71,600		Autometal S.A.	614
2,903	*	Autoneum Holding AG.	164
157,799		Bajaj Holdings and Investment Ltd	5,206
649,649		Bayerische Motoren Werke AG.	58,440
460		Bayerische Motoren Werke AG. (Preference)	27
63,782		Bharat Forge Ltd	401
839,984	*,e	BorgWarner, Inc	70,844
112,152		Brembo S.p.A.	1,285
814,238		Bridgestone Corp	19,913
4,640,200	*,e	Brilliance China Automotive Holdings Ltd	5,026

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

795,500	*,e	Byd Co Ltd	$2,232
379,000	e	Calsonic Kansei Corp	2,328
2,485,000	e	Chaowei Power Holdings Ltd	1,263
2,251,513		Cheng Shin Rubber Industry Co Ltd	5,421
1,817,000		China Motor Corp	1,780
37,756		Cie Automotive Sa	283
46,547		Compagnie Plastic-Omnium S.A.	1,350
91,118	*	Continental AG.	8,602
308,999		Cooper Tire & Rubber Co	4,703
77,080		Dae Won Kang Up Co Ltd	345
36,000		Daido Metal Co Ltd	453
555,653	*,e	Daihatsu Motor Co Ltd	10,252
1,904,402	e	DaimlerChrysler AG. (Reg)	114,836
1,136,927		Dana Holding Corp	17,622
171,500	*	Delphi Automotive plc	5,419
1,182,220		Denso Corp	39,946
203,000		Depo Auto Parts Ind Co Ltd	430
9,600		Dong Ah Tire & Rubber Co Ltd	102
5,649,600	e	Dongfeng Motor Group Co Ltd	10,241
17,800		Dongyang Mechatronics Corp	219
45,698	*	Dorman Products, Inc	2,312
444,900		Double Coin Holdings Ltd	246
1,853,600		Drb-Hicom BHD	1,527
83,708	e	Drew Industries, Inc	2,286
31,000	*,e	Eagle Industry Co Ltd	325
46,757	e	ElringKlinger AG.	1,339
53,982		Exedy Corp	1,549
322,568		Exide Industries Ltd	944
297,478	*	Exide Technologies	931
96,679		Faurecia	2,609
39,200		FCC Co Ltd	880
793,155		Federal Corp	432
187,667	*	Federal Mogul Corp (Class A)	3,230
939,904	e	Fiat S.p.A.	5,526
136,640		Fleetwood Corp Ltd	1,741
19,268,218		Ford Motor Co	240,660
118,704		Ford Otomotiv Sanayi AS	1,120
64,030	*,e	Fuel Systems Solutions, Inc	1,675
1,358,467	e	Fuji Heavy Industries Ltd	11,095
67,797	*,e	Futaba Industrial Co Ltd	386
5,920,000	e	Geely Automobile Holdings Ltd	2,323
40,684,487	*	General Motors Co	0	^
2,347,666	*,e	General Motors Co	60,218
26,439,191	*	General Motors Co	0	^
24,057,000	*	General Motors Co	0	^
4,230,271	*,e	General Motors Co	0	^
35,983,677	*	General Motors Co	0	^
18,507,434	*	General Motors Co	0	^
722,689	*,e	General Motors Co	0	^
6,062,000	*	General Motors Co	0	^
85,268,000	*,e	General Motors Co	0	^
7,950,000	*	General Motors Co	0	^
385,798		Gentex Corp	9,452
4,013,542		GKN plc	13,240
26,240		Global & Yuasa Battery Co Ltd	1,019
1,037		Goodyear Lastikleri Turk AS.	30

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

817,278	*	Goodyear Tire & Rubber Co	$9,170
7,884	*	Grammer AG.	184
2,076,950	e	Great Wall Motor Co Ltd	4,046
3,850,766	e	Guangzhou Automobile Group Co Ltd	3,821
130,230		Halla Climate Control Corp	2,545
130,460		Hanil E-Wha Co Ltd	1,045
117,180		Hankook Tire Co Ltd	4,349
714,917		Harley-Davidson, Inc	35,088
141,293		Hero Honda Motors Ltd	5,708
38,400	*	HI-LEX CORP	711
4,200	*	Hiroca Holdings Ltd	17
2,999,538	e	Honda Motor Co Ltd	115,525
72,436		Hu Lane Associate, Inc	132
17,797		Hudaco Industries Ltd	244
60,470		Hwa Shin Co Ltd	621
107,071		Hyundai Mobis	27,177
298,272		Hyundai Motor Co	61,593
59,516		Hyundai Motor Co Ltd (2nd Preference)	3,699
36,617		Hyundai Motor Co Ltd (Preference)	2,200
23,800		Hyundai Wia Corp	2,922
382,868		IMMSI S.p.A.	305
1,786,586		Isuzu Motors Ltd	10,542
289,500	*	Jinan Qingqi Motorcycle Co	83
2,291,692		Johnson Controls, Inc	74,434
331,896	e	Kayaba Industry Co Ltd	2,035
156,700	e	Keihin Corp	2,932
1,068,966		Kenda Rubber Industrial Co Ltd	1,251
473,429		Kia Motors Corp	31,066
166,000	e	Kinugawa Rubber Industrial Co Ltd	1,297
70,196	*,e	Koito Manufacturing Co Ltd	1,142
44,510		Kolao Holdings	425
25,450	*	Kumho Tire Co, Inc	277
62,290	e	Landi Renzo S.p.A.	170
648,745		Lear Corp	30,160
73,342		Leoni AG.	3,817
89,698		Linamar Corp	1,937
369,890	e	Magna International, Inc (Class A)	17,637
390,271		Mahindra & Mahindra Ltd	5,365
32,908		Mando Corp	4,849
116,982	*	Martinrea International, Inc	1,243
99,330		Maruti Udyog Ltd	2,633
2,530,942	e	Mazda Motor Corp	4,483
272,686		Michelin (C.G.D.E.) (Class B)	20,314
1,188,000	e	Minth Group Ltd	1,377
56,000		Mitsuba Corp	545
2,874,376	*,e	Mitsubishi Motors Corp	3,285
182,096	*	Modine Manufacturing Co	1,608
131,000		Motherson Sumi Systems Ltd	479
58,860		Motonic Corp	444
49,263	*,e	Motorcar Parts of America, Inc	474
5,478		MRF Ltd	1,069
36,100		Musashi Seimitsu Industry Co Ltd	866
553,217		Nan Kang Rubber Tire Co Ltd	866
2,037		Nexen Corp	106
41,427		Nexen Tire Corp	653
383,613		NGK Spark Plug Co Ltd	5,517

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

403,096		NHK Spring Co Ltd	$4,379
11,800	e	Nidec-Tosok Corp	136
105,851	e	Nifco, Inc	2,905
65,000		Nippon Seiki Co Ltd	822
5,951,744	e	Nissan Motor Co Ltd	63,993
94,941	e	Nissan Shatai Co Ltd	997
47,400		Nissin Kogyo Co Ltd	777
87,126	*,e	NOK Corp	1,919
91,057	e	Nokian Renkaat Oyj	4,437
848,000	*,m	Norstar Founders Group Ltd	0	^
24,910		Otokar Otobus Karoseri Sanayi AS	406
1,887,582	e	Peugeot S.A.	30,416
180,127	e	Piaggio & C S.p.A.	529
238,962	e	Pirelli & C S.p.A.	2,843
183,300	*	Plascar Participacoes Industriais S.A.	182
228,581		Porsche AG.	13,490
412,410		Press Kogyo Co Ltd	2,808
533,600		Proton Holdings BHD	958
2,948,731		PT Astra International Tbk	23,859
2,810,500		PT Gajah Tunggal Tbk	822
1,724,250		PT Multistrada Arah Sarana Tbk	117
6,963		Pyeong Hwa Automotive Co Ltd	103
5,878,000		Qingling Motors Co Ltd	1,752
980,032		Renault S.A.	51,692
191,086		Riken Corp	886
15,340		S&T Daewoo Co Ltd	374
55,920		S&T Dynamics Co Ltd	764
52,563	*	SAF-Holland S.A.	444
155,000	e	Sanden Corp	511
50,100		Sanoh Industrial Co Ltd	429
669,920		Sanyang Industry Co Ltd	455
24,810		Sejong Industrial Co Ltd	266
20,471	e	Shiloh Industries, Inc	195
66,500	*	Showa Corp	552
10,230		SL Corp	160
7,139		Societe Fonciere Financiere et de Participations FFP	333
59,256	e	Sogefi S.p.A.	170
475,700		Somboon Advance Technology PCL	427
178,713		Spartan Motors, Inc	945
1,336,100		Sri Trang Agro-Industry PCL	905
48,450	*	Ssangyong Motor Co	300
116,005		Standard Motor Products, Inc	2,058
186,195		Stanley Electric Co Ltd	2,982
102,972	*,e	Stoneridge, Inc	1,018
484,503		Sumitomo Rubber Industries, Inc	6,500
9,500		Sundram Fasteners Ltd	10
26,745		Sungwoo Hitech Co Ltd	300
115,761		Superior Industries International, Inc	2,262
349,353		Suzuki Motor Corp	8,418
2,384,560		T RAD Co Ltd	9,898
56,000		Ta Yih Industrial Co Ltd	109
24,000		Tachi-S Co Ltd	475
42,100	*,e	Takata Corp	1,128
210,400		TAN Chong Motor Holdings BHD	308
3,296,666		Tata Motors Ltd	17,830
22,200		Teikoku Piston Ring Co Ltd	369

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

303,283	*	Tenneco, Inc	$11,267
142,440	*,e	Tesla Motors, Inc	5,304
118,689	e	Thor Industries, Inc	3,746
2,588,000		Tianneng Power International Ltd	1,506
67,363		Tokai Rika Co Ltd	1,163
50,500		Tokai Rubber Industries, Inc	641
758,630		Tong Yang Industry Co Ltd	809
80,500		Topre Corp	849
27,810	*	Tower International, Inc	339
246,000		Toyo Tire & Rubber Co Ltd	692
74,670		Toyoda Gosei Co Ltd	1,472
55,063	*,e	Toyota Boshoku Corp	654
225,677		Toyota Industries Corp	6,875
4,479,037	*	Toyota Motor Corp	194,892
835,742	*	TRW Automotive Holdings Corp	38,820
106,300		TS Tech Co Ltd	2,109
14,700		Tube Investments Of India	40
143,601		Tung Thih Electronic Co Ltd	331
441,940		TVS Motor Co Ltd	356
342,990	*	TYC Brother Industrial Co Ltd	164
2,334,941		UMW Holdings BHD	5,581
52,100		Unipres Corp	1,627
154,312		Valeo S.A.	8,097
275,483	*	Visteon Corp	14,601
169,802		Volkswagen AG.	27,378
70,709		Volkswagen AG. (Preference)	12,435
112,221	*,e	Winnebago Industries, Inc	1,100
2,206,000	e	Xinyi Glass Holdings Co Ltd	1,349
206,272	e	Yamaha Motor Co Ltd	2,791
515,000	e	Yokohama Rubber Co Ltd	3,744
232,300	e	Yorozu Corp	5,099
1,217,258		Yulon Motor Co Ltd	2,330

		TOTAL AUTOMOBILES & COMPONENTS	1,971,751

BANKS - 5.8%
85,875		1st Source Corp	2,101
96,952	*	1st United Bancorp, Inc	587
1,066,030		77 Bank Ltd	4,728
61,517	*	Aareal Bank AG.	1,243
483,158		ABSA Group Ltd	9,836
652,800		Affin Holdings BHD	646
44,087,000	e	Agricultural Bank of China	18,907
15,600		Aichi Bank Ltd	946
1,646,291		Akbank TAS	6,464
366,000		Akita Bank Ltd	1,203
491,859		Albaraka Turk Katilim Bankasi AS	561
22,194	e	Alliance Financial Corp	673
1,107,700		Alliance Financial Group BHD	1,409
1,063,920	*	Alpha Bank S.A.	1,401
315,270	*,m	Amagerbanken AS	0	^
102,213	*,e	Ameris Bancorp	1,343
37,288	e	Ames National Corp	887
121,154		Andhra Bank	283
541,290	*,m	Anglo Irish Bank Corp plc	0	^
323,000	e	Aomori Bank Ltd	1,001
6,990,884	e	Aozora Bank Ltd	20,325

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

71,464	e	Apollo Residential Mortgage	$1,314
48,284	e	Arrow Financial Corp	1,178
485,960		Associated Banc-Corp	6,784
344,141	e	Astoria Financial Corp	3,393
574,274		Asya Katilim Bankasi AS	632
71,374		Attijariwafa Bank	3,068
4,381,396		Australia & New Zealand Banking Group Ltd	105,698
319,721	e	Awa Bank Ltd	1,967
63,584	e	Banca Carige S.p.A.	83
296,359	e	Banca Civica S.A.	700
15,292,658		Banca Intesa S.p.A.	27,410
4,292,669		Banca Intesa S.p.A. RSP	6,625
16,147,264	e	Banca Monte dei Paschi di Siena S.p.A.	6,809
462,734		Banca Popolare dell’Emilia Romagna Scrl	3,336
104,164	*	Banca Popolare dell’Etruria e del Lazio	173
5,569,426		Banca Popolare di Milano	3,099
444,944		Banca Popolare di Sondrio SCARL	3,264
42,565	e	Bancfirst Corp	1,854
86,458	e	Banche Popolari Unite Scpa	366
114,600		Banco ABC Brasil S.A.	834
6,284,961		Banco Bilbao Vizcaya Argentaria S.A.	50,098
421,541	*,e	Banco BPI S.A.	279
2,981,546	*	Banco Bradesco S.A. (Preference)	52,087
5,331,591	*,e	Banco Comercial Portugues S.A.	989
66,900		Banco Daycoval S.A.	357
32,927,261		Banco de Chile	5,199
62,018		Banco de Credito e Inversiones	4,328
1,598,900		Banco de Oro Universal Bank	2,469
679,615	e	Banco de Sabadell S.A.	1,852
264,341	*,e	Banco de Valencia S.A.	58
69,816		Banco di Desio e della Brianza S.p.A.	274
1,502,976		Banco do Brasil S.A.	21,366
482,681		Banco do Estado do Rio Grande do Sul	5,209
58,667	e	Banco Espirito Santo S.A.	107
157,300		Banco Industrial e Comercial S.A.	620
4,278,400	*	Banco Itau Holding Financeira S.A.	81,867
117,193		Banco Latinoamericano de Exportaciones S.A. (Class E)	2,474
53,700		Banco Panamericano S.A.	201
48,639		Banco Pine S.A.	367
167,803	e	Banco Popolare Scarl	318
134,694	e	Banco Popular Espanol S.A.	484
1,066,439		Banco Santander Brasil S.A.	9,815
11,929,621		Banco Santander Central Hispano S.A.	91,739
70,072,820		Banco Santander Chile S.A.	5,814
295,222		BanColombia S.A.	4,643
56,000		BanColombia S.A. (ADR)	3,621
268,496		BanColombia S.A. (Preference)	4,297
450,327	e	Bancorpsouth, Inc	6,066
72,500		Bangkok Bank PCL	435
56,200	*	Bangkok Bank PCL (ADR)	337
1,820,100		Bangkok Bank PCL (Foreign)	11,454
204,073	*	Banif SGPS S.A.	76
27,142		Bank Handlowy w Warszawie S.A.	669
166,128		Bank Hapoalim Ltd	616
563,945		Bank Leumi Le-Israel	1,794
441,194		Bank Millennium S.A.	625

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

215,951	e	Bank Mutual Corp	$872
2,022,900		Bank of Ayudhya PCL	1,801
137,314,000		Bank of China Ltd	55,432
22,540,372	e	Bank of Communications Co Ltd	17,034
1,732,087		Bank of Cyprus Public Co Ltd	1,068
1,051,392	e	Bank of East Asia Ltd	3,954
74,499		Bank of Hawaii Corp	3,602
135,836		Bank of India	966
39,272,122	*	Bank of Ireland	6,511
22,000		Bank of Iwate Ltd	998
895,183		Bank of Kaohsiung	281
24,138	e	Bank of Kentucky Financial Corp	621
495,125	e	Bank of Kyoto Ltd	4,513
27,917	e	Bank of Marin Bancorp	1,061
972,658	e	Bank of Montreal	57,826
3,190		Bank of Montreal	190
238,000		Bank of Nagoya Ltd	858
1,438,041	e	Bank of Nova Scotia	80,563
35,300	*,e,m	Bank of Okinawa Ltd	1,581
507,636	*,m	Bank of Queensland Ltd	3,842
271,541		Bank of Saga Ltd	775
112,504	e	Bank of the Ozarks, Inc	3,517
2,143,111		Bank of the Philippine Islands	3,699
84,300	e	Bank of the Ryukyus Ltd	1,148
1,131,763		Bank of Yokohama Ltd	5,691
170,404		Bank Pekao S.A.	8,496
21,593,500		Bank Rakyat Indonesia	16,457
103,684	e	BankFinancial Corp	686
92,926	*,e	Bankia SAU	337
21,260	e	Bankinter S.A.	112
27,414	e	BankUnited	685
90,953		Banner Corp	2,004
4,300		Banque Cantonale Vaudoise	2,279
39,445,601		Barclays plc	148,649
2,349,423		BB&T Corp	73,748
285,717	*,e	BBCN Bancorp, Inc	3,180
760,558		Bendigo Bank Ltd	6,115
143,333	*,e	Beneficial Mutual Bancorp, Inc	1,253
76,045	e	Berkshire Hills Bancorp, Inc	1,743
2,232,116		BNP Paribas	106,182
12,494,037		BOC Hong Kong Holdings Ltd	34,478
27,873	*,e	BofI Holding, Inc	476
39,630		BOK Financial Corp	2,230
340,607		Boston Private Financial Holdings, Inc	3,375
15,427	*	BRE Bank S.A.	1,415
29,125	e	Bridge Bancorp, Inc	611
38,897	*,e	Bridge Capital Holdings	524
423,106	e	Brookline Bancorp, Inc	3,965
43,607	e	Bryn Mawr Bank Corp	979
278,027		BS Financial Group	3,271
6,885,396		Bumiputra-Commerce Holdings BHD	17,291
38,288		Camden National Corp	1,346
879,355	e	Canadian Imperial Bank of Commerce/Canada	67,213
155,276	e	Canadian Western Bank	4,543
152,855		Canara Bank	1,429

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

48,273	*,e	Cape Bancorp, Inc	$385
30,431	*,e	Capital Bank Corp	68
73,354	e	Capital City Bank Group, Inc	546
740,795		CapitalSource, Inc	4,889
40,157		Capitec Bank Holdings Ltd	1,074
407,713		Capitol Federal Financial	4,835
121,662	e	Cardinal Financial Corp	1,375
14,093	*,e	Cascade Bancorp	80
311,721		Cathay General Bancorp	5,517
52,069	e	Center Bancorp, Inc	522
106,327	e	Centerstate Banks of Florida, Inc	868
74,831	*,e	Central Pacific Financial Corp	969
17,968	e	Century Bancorp, Inc	491
6,044,890		Chang Hwa Commercial Bank	3,457
14,782	e	Charter Financial Corp	132
125,899	e	Chemical Financial Corp	2,951
1,815,189	e	Chiba Bank Ltd	11,630
48,800	*	Chiba Kogyo Bank Ltd	286
20,553,000		China Citic Bank	12,361
114,307,631		China Construction Bank	88,225
12,941,270		China Development Financial Holding Corp	3,964
8,507,122	e	China Merchants Bank Co Ltd	17,388
11,348,300	e	China Minsheng Banking Corp Ltd	10,276
14,630,417		Chinatrust Financial Holding Co	9,234
10,766,000	*,e	Chongqing Rural Commercial Bank	5,149
68,734	e	Chugoku Bank Ltd	933
689,838	*,e	CIT Group, Inc	28,449
64,890	e	Citizens & Northern Corp	1,298
74,606	e	City Holding Co	2,590
74,382		City National Corp	3,903
138,638		City Union Bank Ltd	132
44,490	e	Clifton Savings Bancorp, Inc	464
47,763	e	CNB Financial Corp	798
125,178	e	CoBiz, Inc	885
181,995	e	Columbia Banking System, Inc	4,146
83,088		Comdirect Bank AG.	961
447,177		Comerica, Inc	14,471
355,252		Commerce Bancshares, Inc	14,395
1,002,399		Commercial International Bank	4,167
464,879	*	Commerzbank AG.	1,177
2,088,137	e	Commonwealth Bank of Australia	108,360
184,574	e	Community Bank System, Inc	5,312
53,555	e	Community Trust Bancorp, Inc	1,717
93,193,381		CorpBanca S.A.	1,256
654,000	*	Cosmos Bank Taiwan	197
125,058		Credicorp Ltd (NY)	16,485
564,625	e	Credit Agricole S.A.	3,516
205,890		Credito Emiliano S.p.A.	975
572,031	e	Criteria Caixacorp S.A.	2,228
83,670		Cullen/Frost Bankers, Inc	4,869
385,774	e	CVB Financial Corp	4,529
534,600	e	Dah Sing Banking Group Ltd	529
183,600		Dah Sing Financial Holdings Ltd	637
662,879		Daishi Bank Ltd	2,335
84,157	*	Danske Bank AS	1,430
2,557,803		DBS Group Holdings Ltd	28,902

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

59,216		Dena Bank	$105
722,608	*	Development Credit Bank Ltd	637
33,068		Dewan Housing Finance Corp Ltd	155
1,125,208	*,e	Dexia	436
203,390		DGB Financial Group Co Ltd	2,677
2,090,892		Dhanalakshmi Bank Ltd	2,785
158,256		Dime Community Bancshares	2,312
7,173,245		DNB NOR Holding ASA	92,293
607,451	*,e	Doral Financial Corp	935
5,662,355		E.Sun Financial Holding Co Ltd	3,118
58,448	*,e	Eagle Bancorp, Inc	978
1,233,527		East West Bancorp, Inc	28,482
873,460	*	EFG Eurobank Ergasias S.A.	724
248,904		Ehime Bank Ltd	713
359,000		Eighteenth Bank Ltd	1,139
27,659	*	Encore Bancshares, Inc	563
24,674	e	Enterprise Bancorp, Inc	406
78,882	e	Enterprise Financial Services Corp	926
54,019		Erste Bank der Oesterreichischen Sparkassen AG.	1,248
55,588	e	ESB Financial Corp	802
54,495		ESSA Bancorp, Inc	534
2,514,136		Far Eastern International Bank	1,009
36,606	e	Federal Agricultural Mortgage Corp (Class C)	831
186,861		Federal Bank Ltd	1,566
9,316	*	FIBI Holdings Ltd	133
276,500		FIDEA Holdings Co Ltd	750
5,673,351	e	Fifth Third Bancorp	79,711
73,513		Financial Institutions, Inc	1,189
90,716	e	First Bancorp (NC)	992
2,309	*,e	First Bancorp (Puerto Rico)	10
37,635	e	First Bancorp, Inc	558
442,598	e	First Busey Corp	2,186
8,417		First Citizens Bancshares, Inc (Class A)	1,538
397,579		First Commonwealth Financial Corp	2,433
60,067	e	First Community Bancshares, Inc	802
40,300	e	First Connecticut Bancorp	532
46,169	e	First Defiance Financial Corp	778
300,488		First Financial Bancorp	5,198
126,095	e	First Financial Bankshares, Inc	4,440
55,186		First Financial Corp	1,752
8,232,728		First Financial Holding Co Ltd	4,964
104,682	e	First Financial Holdings, Inc	1,152
2,442,374		First Horizon National Corp	25,352
27,776		First International Bank Of Israel Ltd	301
84,601	e	First Interstate Bancsystem, Inc	1,237
100,494		First Merchants Corp	1,240
328,823		First Midwest Bancorp, Inc	3,939
499,700		First Niagara Financial Group, Inc	4,917
29,664		First of Long Island Corp	786
35,028	e	First Pactrust Bancorp, Inc	418
306,915	*,e	First Republic Bank	10,110
492,463		FirstMerit Corp	8,303
635,916	*	Flagstar Bancorp, Inc	585
132,024		Flushing Financial Corp	1,777
534,288	e	FNB Corp	6,454
57,721	e	Fox Chase Bancorp, Inc	750

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

54,654	*,e	Franklin Financial Corp	$734
440,000		Fukui Bank Ltd	1,397
959,350		Fukuoka Financial Group, Inc	4,276
323,609	e	Fulton Financial Corp	3,398
56,240	e	Genworth MI Canada, Inc	1,248
63,969	e	German American Bancorp, Inc	1,243
1,638,921	*	Get Bank S.A.	1,033
278,358	*	Getin Holding S.A.	213
293,065	e	Glacier Bancorp, Inc	4,378
63,002	e	Great Southern Bancorp, Inc	1,512
218,206	*	Greek Postal Savings Bank	123
6,124		Gruh Finance Ltd	77
274,138		Grupo Aval Acciones y Valores	201
3,187,189	e	Grupo Financiero Banorte S.A. de C.V.	14,195
2,882,732	e	Grupo Financiero Inbursa S.A.	5,942
838,203		Gunma Bank Ltd	4,503
800,150		Hachijuni Bank Ltd	4,735
42,733	*,e	Hampton Roads Bankshares, Inc	129
453,950		Hana Financial Group, Inc	17,199
333,265		Hancock Holding Co	11,834
999,177	e	Hang Seng Bank Ltd	13,294
216,469	*,e	Hanmi Financial Corp	2,191
2,341,955		HDFC Bank Ltd	23,872
72,183		Heartland Financial USA, Inc	1,252
85,773	*,e	Heritage Commerce Corp	551
74,938	e	Heritage Financial Corp	1,019
188,000		Higashi-Nippon Bank Ltd	436
362,331		Higo Bank Ltd	2,153
104,493	e	Hiroshima Bank Ltd	479
458,000		Hokkoku Bank Ltd	1,726
425,000		Hokuetsu Bank Ltd	912
212,806		Hokuhoku Financial Group, Inc	408
95,393	e	Home Bancshares, Inc	2,538
42,869		Home Capital Group, Inc	2,164
77,407	e	Home Federal Bancorp, Inc	784
50,500	*	Home Loan Servicing Solutions Ltd	704
10,000	*	HomeStreet, Inc	278
845,640		Hong Leong Bank BHD	3,481
208,812		Hong Leong Credit BHD	838
1,742,975		Housing Development Finance Corp	23,042
17,600,036		HSBC Holdings plc	156,327
7,121,551		Hua Nan Financial Holdings Co Ltd	4,089
863,872		Hudson City Bancorp, Inc	6,315
56,280	e	Hudson Valley Holding Corp	908
12,730,455		Huntington Bancshares, Inc	82,111
497,692		Hyakugo Bank Ltd	2,302
496,000		Hyakujushi Bank Ltd	2,319
112,178		IBERIABANK Corp	5,998
744,006		ICICI Bank Ltd	12,904
99,918	e	Independent Bank Corp	2,871
44,800		Indian Overseas Bank	83
128,856,166	e	Industrial & Commercial Bank of China	83,123
213,990		Industrial Bank of Korea	2,604
994,879		ING Vysya Bank Ltd	6,929
211,148		International Bancshares Corp	4,466
3,801,441		Investimentos Itau S.A. - PR	23,428

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

179,790	*	Investors Bancorp, Inc	$2,700
63,380	*	Israel Discount Bank Ltd	84
41,236		Iyo Bank Ltd	366
8,452		Jammu & Kashmir Bank Ltd	153
94,640		Jeonbuk Bank	426
944,939	e	Joyo Bank Ltd	4,342
684,555		Juroku Bank Ltd	2,363
144,684	*	Jyske Bank	4,584
221,000		Kagoshima Bank Ltd	1,413
420,535		Kansai Urban Banking Corp	643
171,700	e	Kanto Tsukuba Bank Ltd	603
168,595		Karnataka Bank Ltd	317
12,505	*	Karur Vusya Bank Ltd	92
473,000		Kasikornbank PCL	2,362
91,400		Kasikornbank PCL - NVDR	456
2,023,200		Kasikornbank PCL (Foreign)	10,269
854,304		KB Financial Group, Inc	31,326
176,724		KBC Groep NV	4,445
72,724	e	Kearny Financial Corp	709
977,000		Keiyo Bank Ltd	4,699
4,541,266		Keycorp	38,601
537,300		Kiatnakin Bank PCL	645
1,218,000	*	King’s Town Bank	787
1,421,000		Kiyo Holdings, Inc	2,121
34,523	e	Komercni Banka AS	6,924
1,137,280		Korea Exchange Bank	8,717
3,937,600		Krung Thai Bank PCL	2,234
94,163	e	Lakeland Bancorp, Inc	927
82,583		Lakeland Financial Corp	2,150
5,687		Lakshmi Vilas Bank Ltd	9
41,486		Laurentian Bank of Canada	1,930
880,498		LIC Housing Finance Ltd	4,554
24,690	e	Liechtenstein Landesbank	1,012
72,638,775	*	Lloyds TSB Group plc	39,089
205,177		M&T Bank Corp	17,826
130,550	e	MainSource Financial Group, Inc	1,573
4,545,308		Malayan Banking BHD	13,167
1,928,900		Malaysia Building Society	1,374
3,360,089		Marfin Popular Bank Public Co Ltd	1,055
236,378		MB Financial, Inc	4,962
12,282,787		Mega Financial Holding Co Ltd	8,689
26,874	e	Merchants Bancshares, Inc	757
50,021	*,e	Meridian Interstate Bancorp, Inc	657
1,777,821		Metropolitan Bank & Trust	3,625
892,209	*,e	MGIC Investment Corp	4,425
28,069	e	Midsouth Bancorp, Inc	382
205,000		Mie Bank Ltd	495
395,000		Minato Bank Ltd	737
23,964,764	e	Mitsubishi UFJ Financial Group, Inc	120,264
6,919,097		Mitsui Trust Holdings, Inc	22,283
319,000		Miyazaki Bank Ltd	907
207,044		Mizrahi Tefahot Bank Ltd	1,881
25,470,543	e	Mizuho Financial Group, Inc	41,906
65,326		Musashino Bank Ltd	2,255
381,928		Nanto Bank Ltd	1,806
2,620,798		National Australia Bank Ltd	66,904

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

326,495	e	National Bank of Canada	$25,980
640,198	*	National Bank of Greece S.A.	1,659
38,789	e	National Bankshares, Inc	1,168
280,400		National Finance PCL	305
574,387		National Penn Bancshares, Inc	5,083
96,839		National Societe Generale Bank SAE	468
550,170		Natixis	2,120
167,847		NBT Bancorp, Inc	3,706
285,186		Nedbank Group Ltd	6,106
699,135	e	New York Community Bancorp, Inc	9,725
748,185		Nishi-Nippon City Bank Ltd	2,119
76,728	*,f	NOMOS-BANK (GDR) (purchased 04/19/11, cost $1,195)	1,112
373,635	e	Nordea Bank AB	3,398
69,804	e	Northfield Bancorp, Inc	993
457,025		Northwest Bancshares, Inc	5,804
52,218		OceanFirst Financial Corp	744
362,163	*	Ocwen Financial Corp	5,661
491,000		Ogaki Kyoritsu Bank Ltd	1,773
326,000		Oita Bank Ltd	1,044
377,208		Old National Bancorp	4,956
43,241	*,e	OmniAmerican Bancorp, Inc	837
166,852	e	Oriental Financial Group, Inc	2,019
259,391		Oritani Financial Corp	3,808
33,779	e	Orrstown Financial Services, Inc	296
325,559		OTP Bank	5,657
1,306,551		Oversea-Chinese Banking Corp	9,274
30,803	*,e	Pacific Capital Bancorp	1,405
68,813		Pacific Continental Corp	648
212,292		PacWest Bancorp	5,159
716,885		Paragon Group of Cos plc	2,179
11,100		Parana Banco S.A.	80
51,135	e	Park National Corp	3,537
136,008	*	Park Sterling Bank	653
18,087	e	Penns Woods Bancorp, Inc	739
72,612	*	Pennsylvania Commerce Bancorp, Inc	849
65,159	e	Peoples Bancorp, Inc	1,143
684,293	e	People’s United Financial, Inc	9,060
429,240	*	Philippine National Bank	751
576,775	e	Piccolo Credito Valtellinese Scarl	1,356
130,797	*,e	Pinnacle Financial Partners, Inc	2,400
2,947,471	*	Piraeus Bank S.A.	1,162
1,643,569		PNC Financial Services Group, Inc	105,994
1,634,467	*,e	Popular, Inc	3,351
1,253,569		Powszechna Kasa Oszczednosci Bank Polski S.A.	13,550
236,723		PrivateBancorp, Inc	3,591
213,366		Prosperity Bancshares, Inc	9,772
241,573	e	Provident Financial Services, Inc	3,510
163,461	e	Provident New York Bancorp	1,383
7,786,000		PT Bank Bukopin Tbk	561
15,165,500		PT Bank Central Asia Tbk	13,272
4,237,735		PT Bank Danamon Indonesia Tbk	2,135
13,684,500		PT Bank Jabar Banten Tbk	1,663
12,087,848		PT Bank Mandiri Persero Tbk	9,071
12,450,550		PT Bank Negara Indonesia	5,456
6,481,000		PT Bank Tabungan Negara Tbk	852
78,946		Public Bank BHD	352

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,930,311		Public Bank BHD (Foreign)	$8,654
18,510		Punjab & Sind Bank	27
987,584	e	Radian Group, Inc	4,296
90,996	e	Raiffeisen International Bank Holding AG.	3,221
6,487,001		Regions Financial Corp	42,749
138,998		Renasant Corp	2,263
67,057	e	Republic Bancorp, Inc (Class A)	1,604
2,180,840		Resona Holdings, Inc	10,088
696,780		RHB Capital BHD	1,753
479,000		Rizal Commercial Banking Corp	468
115,538		Rockville Financial, Inc	1,346
40,384	e	Roma Financial Corp	395
5,200	*,m	Roskilde Bank	0	^
135,601	e	Royal Bank of Canada	7,872
2,273,108	e	Royal Bank of Canada (Toronto)	131,744
9,622,684	*	Royal Bank of Scotland Group plc	4,253
123,683	e	S&T Bancorp, Inc	2,683
48,595	e	S.Y. Bancorp, Inc	1,127
90,173	e	Sandy Spring Bancorp, Inc	1,638
212,000		San-In Godo Bank Ltd	1,683
428,700		Sapporo Hokuyo Holdings, Inc	1,589
4,188,642		Sberbank of Russian Federation (ADR)	53,872
75,519		SCBT Financial Corp	2,470
393,916	*,e	Seacoast Banking Corp of Florida	693
521,916		Security Bank Corp	1,742
774,388		Sekerbank TAS	435
1,469,300	e	Senshu Ikeda Holdings, Inc	2,041
240,100	e	Seven Bank Ltd	527
489,000		Shiga Bank Ltd	2,932
350,000		Shikoku Bank Ltd	1,314
12,200		Shimizu Bank Ltd	482
729,392		Shinhan Financial Group Co Ltd	28,257
4,390,823		Shinsei Bank Ltd	5,780
1,309,559	e	Shizuoka Bank Ltd	13,521
2,423,800		Siam Commercial Bank PCL	11,291
63,071	e	Sierra Bancorp	620
265,683	*	Signature Bank	16,749
97,808		Simmons First National Corp (Class A)	2,526
8,155,820		SinoPac Financial Holdings Co Ltd	2,949
4,871,189	e	Skandinaviska Enskilda Banken AB (Class A)	34,616
1,233,675		Societe Generale	36,199
986,430		South Indian Bank Ltd	479
98,331	e	Southside Bancshares, Inc	2,173
113,421	*,e	Southwest Bancorp, Inc	1,046
199,113	e	Sparebanken Midt-Norge	1,280
3,808		St Galler Kantonalbank	1,603
1,832,475		Standard Bank Group Ltd	26,634
5,602,561		Standard Chartered plc	139,905
48,874		Standard Chartered plc (Hong Kong)	1,221
119,385	*,e	State Bank & Trust Co	2,090
10,927		State Bank of Bikaner & Jaip	87
72,547		State Bank of India Ltd	2,986
39,826	f	State Bank of India Ltd (GDR) (purchased 08/27/09, cost $3,801)	3,277
2,543		State Bank of Travancore	29
102,954		StellarOne Corp	1,222
143,917	e	Sterling Bancorp	1,380

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

108,027	*,e	Sterling Financial Corp	$2,256
42,380		Suffolk Bancorp	550
3,109,571	e	Sumitomo Mitsui Financial Group, Inc	102,920
213,205	*,e	Sun Bancorp, Inc	753
1,245,941		SunTrust Banks, Inc	30,114
450,678		Suruga Bank Ltd	4,624
893,523		Susquehanna Bancshares, Inc	8,828
229,677	*	SVB Financial Group	14,777
685,952	e	Svenska Handelsbanken (A Shares)	21,869
1,877,747	e	Swedbank AB (A Shares)	29,191
91,803		Sydbank AS	1,673
181,279		Syndicate Bank	395
2,137,494	e	Synovus Financial Corp	4,382
2,899,800	*	Ta Chong Bank Co Ltd	1,155
2,048,762	*	Taichung Commercial Bank	650
7,306,111		Taishin Financial Holdings Co Ltd	2,933
3,640,453	*	Taiwan Business Bank	1,143
6,671,273	*	Taiwan Cooperative Financial Holding	4,182
49,198	*,e	Taylor Capital Group, Inc	706
3,174,860		TCF Financial Corp	37,749
64,079		Territorial Bancorp, Inc	1,334
217,523	*	Texas Capital Bancshares, Inc	7,531
118,936	*,e	TFS Financial Corp	1,130
151,909	*,e	The Bancorp, Inc	1,525
879,300		Tisco Bank PCL	1,182
168,000		Tochigi Bank Ltd	627
290,000		Toho Bank Ltd	993
41,500		Tokyo Tomin Bank Ltd	503
300,300		Tomony Holdings, Inc	1,464
38,262	e	Tompkins Trustco, Inc	1,533
1,542,880	e	Toronto-Dominion Bank	130,954
491,000		Towa Bank Ltd	571
92,859	e	TowneBank	1,253
68,503	e	Trico Bancshares	1,193
422,273	e	Trustco Bank Corp NY	2,411
255,085	e	Trustmark Corp	6,372
4,243,393		Turkiye Garanti Bankasi AS	16,820
781,764		Turkiye Halk Bankasi AS	5,593
2,214,274		Turkiye Is Bankasi (Series C)	5,462
1,142,731		Turkiye Sinai Kalkinma Bankasi AS.	1,437
1,320,023		Turkiye Vakiflar Bankasi Tao	2,506
502,463		UCO Bank	779
183,793		UMB Financial Corp	8,222
525,460	e	Umpqua Holdings Corp	7,125
4,654,066	*,e	UniCredit S.p.A	23,307
31,330		Union Bank of Israel	115
541,000	*	Union Bank Of Taiwan	187
97,261	e	Union Bankshares Corp	1,362
192,311	e	United Bankshares, Inc	5,550
158,307	*,e	United Community Banks, Inc	1,543
70,876		United Financial Bancorp, Inc	1,121
891,679		United Overseas Bank Ltd	13,022
68,868	e	Univest Corp of Pennsylvania	1,156
12,171,690		US Bancorp	385,599
362,245		UTI Bank Ltd	8,154
21,814		Valiant Holding	2,682

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

292,587	e	Valley National Bancorp	$3,789
207,246		ViewPoint Financial Group	3,187
436,660		Vijaya Bank	501
129,657	*	Virginia Commerce Bancorp	1,138
2,288,566	f	VTB Bank OJSC (GDR) (purchased 05/26/10, cost $13,806)	10,325
45,193	*,e	Walker & Dunlop, Inc	569
66,883		Washington Banking Co	924
172,128	e	Washington Federal, Inc	2,895
57,536	e	Washington Trust Bancorp, Inc	1,389
333,504		Webster Financial Corp	7,561
29,040,831		Wells Fargo & Co	991,454
92,446		WesBanco, Inc	1,862
89,806	e	West Bancorporation, Inc	897
85,327	*	West Coast Bancorp	1,614
119,797		Westamerica Bancorporation	5,750
337,825	*	Western Alliance Bancorp	2,861
122,631	e	Westfield Financial, Inc	970
4,184,013		Westpac Banking Corp	94,972
308,919	*	Wilshire Bancorp, Inc	1,492
139,398		Wing Hang Bank Ltd	1,388
173,415	e	Wintrust Financial Corp	6,206
524,740		Woori Finance Holdings Co Ltd	6,060
32,948	e	WSFS Financial Corp	1,351
27,000		Yachiyo Bank Ltd	665
227,000	e	Yamagata Bank Ltd	1,080
65,905		Yamaguchi Financial Group, Inc	601
237,000		Yamanashi Chuo Bank Ltd	1,056
1,582,007	*	Yapi ve Kredi Bankasi	3,197
293,426	e	Zions Bancorporation	6,297

		TOTAL BANKS	6,256,790

CAPITAL GOODS - 8.6%
1,370,518		3M Co	122,264
226,375		A.O. Smith Corp	10,176
370,708	*,e	A123 Systems, Inc	415
131,929		Aalberts Industries NV	2,728
73,914	e	Aaon, Inc	1,492
188,197	e	AAR Corp	3,435
558,472		ABB Ltd	11,429
107,084	e	Abengoa S.A.	1,957
40,001		ABG Shipyard Ltd	299
3,776,992		Aboitiz Equity Ventures Inc	4,415
547,000		AcBel Polytech, Inc	320
167,915	*,e	Accuride Corp	1,459
319,000		ACES Electronic Co Ltd	621
109,785	e	Aceto Corp	1,042
34,951	e	ACS Actividades Cons y Servicios S.A.	894
142,970		Acter Co Ltd	658
362,580	*,e	Active Power, Inc	283
315,945		Actuant Corp (Class A)	9,159
186,705		Acuity Brands, Inc	11,731
314,205		Adani Enterprises Ltd	1,884
56,609		Aditya Birla Nuvo Ltd	1,050
168,000		Advan Co Ltd	1,603
49,000		Advanced Ceramic X Corp	151
481,650	*	Aecom Technology Corp	10,775

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

157,187		Aecon Group, Inc	$2,082
156,155	*,e	Aegion Corp	2,784
104,129	*,e	Aerovironment, Inc	2,792
36,526		AFG Arbonia-Forster Hldg	823
15,100	e	AG Growth International Inc	631
1,241,746	*	AGCO Corp	58,623
129,999		Aica Kogyo Co Ltd	1,873
40,500		Aichi Corp	185
75,000		Aida Engineering Ltd	434
94,766	*,e	Air Lease Corp	2,281
213,256		Aircastle Ltd	2,610
126,857	*	Akfen Holding AS.	718
50,601	e	Alamo Group, Inc	1,521
226,239		Alarko Holding AS	533
130,895		Albany International Corp (Class A)	3,004
202,831		Alesco Corp Ltd	338
34,816	e	Alfa Laval AB	716
581,709	e	Alfa S.A. de C.V. (Class A)	8,367
5,387,000		Alliance Global Group, Inc	1,584
310,740		Alliant Techsystems, Inc	15,574
28,092		Allied Electronics Corp Ltd	88
164,679		Allied Electronics Corp Ltd (Preference)	517
24,862		Alstom Projects India Ltd	173
215,228		Alstom RGPT	8,401
45,950		Alstom T&D India Ltd	169
113,377	*	Altra Holdings, Inc	2,177
1,026,025		Amada Co Ltd	6,968
80,700		Amano Corp	755
3,104		Amara Raja Batteries Ltd	18
65,272	*,e	Ameresco, Inc	884
55,467	*	American Railcar Industries, Inc	1,304
57,322	e	American Science & Engineering, Inc	3,843
169,280	*,e	American Superconductor Corp	697
43,103	e	American Woodmark Corp	776
674,971		Ametek, Inc	32,743
50,214		Ampco-Pittsburgh Corp	1,011
34,000	*	Amrep Corp	0	^
255,000		Amtek Engineering Ltd	145
75,884	e	Andritz AG.	7,428
3,360,000	*	Apac Resources Ltd	152
136,547		Apogee Enterprises, Inc	1,768
236,650		Applied Industrial Technologies, Inc	9,733
71,878	e	Arcadis NV	1,503
50,708	e	Argan, Inc	813
56,244		Armstrong World Industries, Inc	2,743
488,020	*	ArvinMeritor, Inc	3,938
73,200	e	Asahi Diamond Industrial Co Ltd	865
1,833,205		Asahi Glass Co Ltd	15,715
84,626		Aselsan Elektronik Sanayi Ve Ticaret AS	504
2,411,086		Ashok Leyland Ltd	1,438
1,508,917		Ashtead Group plc	6,249
1,300,955	e	Assa Abloy AB (Class B)	40,757
204,869		Astaldi S.p.A.	1,631
78,965	*	Astec Industries, Inc	2,881
46,191	*	Astronics Corp	1,615

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

321,016		Asunaro Aoki Construction Co Ltd	$1,745
363,868	e	Atlas Copco AB (A Shares)	8,803
93,560		Atlas Copco AB (B Shares)	2,017
125,992	*	ATS Automation Tooling Systems, Inc	1,128
757,103		Ausdrill Ltd	3,313
107,833		Ausenco Ltd	487
1,253,451		Austal Ltd	2,444
57,652	e	Austin Engineering Ltd	301
524,814		Aveng Ltd	2,674
3,204,000		AviChina Industry & Technology Co	1,469
54,259		AZZ, Inc	2,802
33,087		B&B Tools AB	297
454,317	*	Babcock & Wilcox Co	11,699
57,933	e	Badger Meter, Inc	1,969
6,436,591		BAE Systems plc	30,892
979,347		Balfour Beatty plc	4,465
172,121		Bando Chemical Industries Ltd	645
86,000		Baoye Group Co Ltd	49
279,928		Barloworld Ltd	3,648
224,411		Barnes Group, Inc	5,904
122,565		Basil Read Holdings Ltd	252
8,405	e	Bauer AG.	258
16,802	e	BayWa AG.	639
619,741	*	BE Aerospace, Inc	28,799
51,554	*	BE Group AB	199
57	*	Beacon Power Corp	0	^
179,602	*,e	Beacon Roofing Supply, Inc	4,627
1,425,400	e	Beijing Enterprises Holdings Ltd	8,689
55,124	e	Bekaert S.A.	1,777
236,287		Belden CDT, Inc	8,958
7,321		BEML Ltd	94
242,800		Benalec Holdings BHD	92
4,194,800		Berjaya Corp BHD	1,300
39,902	*	Berliner Communications, Inc	135
801,000		BES Engineering Corp	229
528,759		Besalco S.A.	1,028
908,178		Bharat Heavy Electricals	4,588
10,415		BHI Co Ltd	242
431,333		Bidvest Group Ltd	10,128
17,968	*	Biesse S.p.A.	86
95,895		Bilfinger Berger AG.	8,995
83,838	e	Bird Construction Income Fund	1,261
178,545	*,e	Blount International, Inc	2,978
3,000		Blue Star Ltd	11
587,825		Boart Longyear Group	2,546
11,644	*	Bobst Group AG.	348
479,889		Bodycote plc	2,966
5,278,041		Boeing Co	392,528
183,000		Boer Power Holdings Ltd	73
2,807,035	e	Bombardier, Inc	11,651
251,082		Boskalis Westminster	9,426
5,073		Bossard Holding AG.	791
233,581	e	Bouygues S.A.	7,123
220,739		Bradken Ltd	1,961
245,306		Brady Corp (Class A)	7,936
60,419		Brenntag AG.	7,398

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

260,643	e	Briggs & Stratton Corp	$4,673
370,611	*,e	Broadwind Energy, Inc	174
19,502		Bucher Industries AG.	4,134
16,806		Budimex S.A.	463
205,510	*,e	Builders FirstSource, Inc	869
68,000		Bunka Shutter Co Ltd	247
262,981		Bunzl plc	4,229
50,376		Burckhardt Compression Holding AG.	13,803
955,546	e	CAE, Inc	9,800
47,128	*	CAI International, Inc	857
963,583	*,e	Capstone Turbine Corp	983
39,345		Carbone Lorraine	1,395
207,373		Cardno Ltd	1,498
107,327	e	Cargotec Corp (B Shares)	4,099
596,171		Carillion plc	2,846
289,617		Carlisle Cos, Inc	14,458
26,137	*	Carraro S.p.A.	75
36,508	e	Cascade Corp	1,830
3,490,367		Caterpillar, Inc	371,794
997,000		Central Glass Co Ltd	4,389
9,491		CENTROTEC Sustainable AG.	166
103,260	e	Ceradyne, Inc	3,362
123,517	*	Cersanit Krasnystaw S.A.	170
97,000		Champion Building Materials Co Ltd	50
218,500	*	Changchai Co Ltd	89
60,239	*	Changs Ascending Enterprise Co Ltd	188
		Changsha Zoomlion Heavy Industry Science and Technology
4,194,699	e	Development Co Ltd	5,578
124,409	*	Chart Industries, Inc	9,123
260,372		Chemring Group plc	1,699
348,000		Chen Hsong Holdings	114
212,000	*	Chengdu Putian Telecom Cable Co Ltd	21
1,121,844		Chicago Bridge & Iron Co NV (ADR)	48,452
1,104,350		Chien Kuo Construction Co Ltd	608
1,642,000	e	China Automation Group Ltd	437
11,215,000	e	China Communications Construction Co Ltd	11,299
5,804,000	*	China Daye Non-Ferrous Metals Mining Ltd	322
570,000		China Electric Manufacturing Corp	390
3,854,000	*	China Energine International Holdings Ltd	142
531,050	*	China Fangda Group Co Ltd	180
3,660,000	e	China High Speed Transmission Equipment Group Co Ltd	1,960
1,192,570		China International Marine Containers Co Ltd (Class B)	1,644
3,178,000	e	China Railway Construction Corp	1,981
6,493,000	e	China Railway Group Ltd	2,088
277,000		China Singyes Solar Technologies Holdings Ltd	142
4,309,500	e	China South Locomotive and Rolling Stock Corp	2,943
2,402,000	e	China State Construction International Holdings Ltd	2,243
68,000		China Steel Structure Co Ltd	70
182,380	*	China Textile Machinery	83
604,928	e	Chiyoda Corp	7,752
14,600	*	Chiyoda Integre Co Ltd	182
5,840,000		Chongqing Machinery & Electric Co Ltd	1,092
2,463		Chosun Refractories Co Ltd	142
36,000		Chudenko Corp	369
94,989	e	Chugai Ro Co Ltd	327
845,000		Chung Hsin Electric & Machinery Manufacturing Corp	486

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

25,300		Churchill Corp	$388
22,600		Cia Providencia Industria e Comercio S.A.	83
970,131		Cintra Concesiones de Infraestructuras de Transporte S.A.	11,142
1,057,043	e	CIR-Compagnie Industriali Riunite S.p.A.	1,496
69,803		CIRCOR International, Inc	2,322
1,854,814	e	Citic Pacific Ltd	3,127
10,157,000	*	Citic Resources Holdings Ltd	1,730
19,694		CJ Corp	1,483
179,600		CKD Corp	1,433
148,029		Clal Industries and Investments	551
253,013	e	Clarcor, Inc	12,420
346,736		Clough Ltd	302
159,762	*	CNH Global NV	6,343
572,966		Coastal Contracts BHD	373
843,354		Cobham plc	3,093
459,368		Cofide S.p.A.	317
34,689	*,e	Coleman Cable, Inc	337
287,075	*	Colfax Corp	10,117
81,192	*	Columbus McKinnon Corp	1,323
201,792		Comfort Systems USA, Inc	2,202
108,937	*	Commercial Vehicle Group, Inc	1,330
1,987,385		Compagnie de Saint-Gobain	88,671
7,985		Compagnie d’Entreprises CFE	509
179,300	e	COMSYS Holdings Corp	1,951
55,224	*,e	Concentric AB	446
4,903	e	Construcciones y Auxiliar de Ferrocarriles S.A.	2,660
1,081,000		Continental Engineering Corp	416
1,115,713		Cookson Group plc	12,323
492,898		Cooper Industries plc	31,521
948,131	e	Cosco Corp Singapore Ltd	881
1,452,000		Cosco International Holdings Ltd	628
26,885		Cosel Co Ltd	376
81,631	e	Costain Group plc	287
35,858	e	Cramo Oyj (Series B)	513
187,208		Crane Co	9,080
855,441		Crompton Greaves Ltd	2,315
1,053,000		CSBC Corp Taiwan	861
678,922		CSR Ltd	1,268
1,634,000		CTCI Corp	2,709
135,237		Cubic Corp	6,394
1,000,869		Cummins, Inc	120,144
214,598		Curtiss-Wright Corp	7,942
661,000		DA CIN Construction Co Ltd	437
93,690	*	Daekyung Machinery & Engr Co	211
48,076		Daelim Industrial Co	5,219
137,885	*	Daewoo Engineering & Construction Co Ltd	1,245
47,138		Daewoo International Corp	1,498
141,631		Daewoo Shipbuilding & Marine Engineering Co Ltd	3,796
118,500		Daifuku Co Ltd	693
134,641		Daihen Corp	486
143,280		Daiichi Jitsugyo Co Ltd	714
347,122	e	Daikin Industries Ltd	9,524
69,000		Daiwa Industries Ltd	358
190,200		Dalian Refrigeration Co Ltd	109
2,494,711		Danaher Corp	139,704
46,272	e	Danieli & Co S.p.A.	1,268

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

53,258		Danieli & Co S.p.A. (RSP)	$792
193,508		DCC plc	4,791
94,237	*	Deceuninck NV	173
133,322		Decmil Group Ltd	392
827,380		Deere & Co	66,935
8,909		Delek Group Ltd	1,763
42,000		Denyo Co Ltd	523
83,652	*	Deutz AG.	558
2,813,850		Dialog Group BHD	1,995
3,160,000	*	Dickson Group Holdings Ltd	49
155,007	*	DigitalGlobe, Inc	2,068
34,306		Discount Investment Corp	191
270,400		DMCI Holdings, Inc	341
205,039	*	Dogan Sirketler Grubu Holdings	97
4,470		Dohwa Consulting Engineers Co Ltd	48
519,771		Donaldson Co, Inc	18,571
8,330		Dong Yang Gang Chul Co Ltd	19
590,800	e	Dongfang Electric Co Ltd	1,435
26,169		Dongkuk Structures & Construction Co Ltd	104
34,703		Doosan Corp	4,637
24,330	*	Doosan Engine Co Ltd	268
57,400		Doosan Heavy Industries and Construction Co Ltd	3,232
166,160	*	Doosan Infracore Co Ltd	3,211
100,376	e	Douglas Dynamics, Inc	1,380
656,542		Dover Corp	41,323
40,881	e	Ducommun, Inc	486
42,472		Duerr AG.	2,703
144,669	e	Duro Felguera S.A.	940
56,614	*,e	DXP Enterprises, Inc	2,462
194,684	*,e	Dycom Industries, Inc	4,548
84,315	e	Dynamic Materials Corp	1,780
176,000		Dynapack International Technology Corp	958
423,900		Dynasty Ceramic PCL	897
1,687		e Tec E&C Ltd	76
1,736,330		Eaton Corp	86,521
531,828		Ebara Corp	1,924
15,696		Eczacibasi Yatirim Holding	49
3,287		Eicher Motors Ltd	129
26,981	e	Eiffage S.A.	1,042
16,901		Elbit Systems Ltd	660
1,307		Electra Israel Ltd	116
62,023		Electrosteel Castings Ltd	25
337,111		EMCOR Group, Inc	9,345
1,521,025		Emeco Holdings Ltd	1,705
1,710,902		Emerson Electric Co	89,275
939,545		Empresa Brasileira de Aeronautica S.A.	7,535
629,601		Empresas COPEC S.A.	10,503
180,000	*	Empresas ICA SAB de C.V. (ADR)	1,368
3,390,700	*,e	Empresas ICA Sociedad Controladora S.A. de C.V.	6,456
73,082	e	Encore Wire Corp	2,173
165,495	*,e	Energy Recovery, Inc	381
267,756	*	EnerSys	9,278
50,943		ENG Electric Co Ltd	135
2,835,754		Engineers India Ltd	14,140
802,313		Enka Insaat ve Sanayi AS	2,554
98,793	*,e	EnPro Industries, Inc	4,060

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

96,000	*	Enric Energy Equipment Holdings Ltd	$53
1,150		Entrepose Contracting	120
4,140,000	*	Era Holdings Global Ltd	450
168,076	e	ESCO Technologies, Inc	6,180
258,803		Escorts Ltd	349
73,388	*,e	Essex Rental Corp	280
119,055	*	Esterline Technologies Corp	8,508
95,300		Eucatex S.A. Industria e Comercio	437
1,322,551	e	European Aeronautic Defence and Space Co	54,161
1,336,000		EVA Precision Industrial Holdings Ltd	248
499,526	e	Exelis, Inc	6,254
48,131		Fabryka Kotlow Rafako S.A.	149
7,419		Faiveley S.A.	515
226,803	*	Fanuc Ltd	40,624
7,923,311		Far Eastern Textile Co Ltd	9,189
987,544	e	Fastenal Co	53,426
245,962	*,e	Federal Signal Corp	1,368
546,738		Fenner plc	3,791
769,941		Ferreyros S.A.	892
2,203,232	*	FIAT Industrial S.p.A.	23,511
1,062,680	e	Finmeccanica S.p.A.	5,754
188,539		Finning International, Inc	5,192
1,860,000		First Tractor Co	1,875
181,377	*,e	Flow International Corp	729
169,043		Flowserve Corp	19,526
79,460	e	FLSmidth & Co AS	5,599
1,053,205		Fluor Corp	63,234
4,031		FMS Enterprises Migun Ltd	69
71,277	e	Fomento de Construcciones y Contratas S.A.	1,591
122,236		Forge Group Ltd	857
102,179		Forjas Taurus S.A. (Preference)	120
918,429	*	Fortune Brands Home & Security, Inc	20,270
523,000		Fortune Electric Co Ltd	266
290,100		Foshan Electrical and Lighting Co Ltd	224
38	*	Foster Wheeler AG.	1
142,380		Franklin Electric Co, Inc	6,987
1,163,099		Fraser and Neave Ltd	6,204
87,700	e	Freightcar America, Inc	1,972
41,635		Frigoglass S.A.	273
401,942		FSP Technology, Inc	380
183,200	*,e	Fudo Tetra Corp	349
537,040	*,e	FuelCell Energy, Inc	843
196,302	*,e	Fuji Electric Holdings Co Ltd	518
75,296		Fuji Machine Manufacturing Co Ltd	1,509
546,978		Fujikura Ltd	1,844
137,000		Fujitec Co Ltd	909
160,039	*	Furmanite Corp	1,027
413,000	*	Furukawa Co Ltd	401
787,762		Furukawa Electric Co Ltd	2,111
40,019	*	Futaba Corp/Chiba	574
306,000		G Shank Enterprise Co Ltd	179
668,000	*	Gallant Venture Ltd	165
121,688	e	Galliford Try plc	1,215
272,100	e	Gamesa Corp Tecnologica S.A.	865
2,717,900		Gamuda BHD	3,233
358,197		Gardner Denver, Inc	22,574

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

124,991		GATX Corp	$5,037
68,566		GEA Group AG.	2,365
67,059		Geberit AG.	14,012
478,567	*,e	GenCorp, Inc	3,398
133,444	*,e	Generac Holdings, Inc	3,276
139,093	*	General Cable Corp	4,045
805,528		General Dynamics Corp	59,110
42,513,059		General Electric Co	853,237
88,251	*,e	GeoEye, Inc	2,124
9,103		Georg Fischer AG.	4,164
9,873		Gesco AG.	861
171,765	*	Gibraltar Industries, Inc	2,602
292,221		Giken Seisakusho Co, Inc	1,558
64,584	*	Gildemeister AG.	1,265
61,859	*,e	Global Power Equipment Group, Inc	1,713
430,000		Globe Union Industrial Corp	307
81,756		Glory Ltd	1,793
388,000		Good Friend International Holdings, Inc	204
406,028		Goodrich Corp	50,932
58,789	e	Gorman-Rupp Co	1,715
163,545		Graco, Inc	8,678
341,696	*	GrafTech International Ltd	4,080
325,509		Grafton Group plc	1,355
47,905		Graham Corp	1,049
152,660		Grana y Montero S.A.	501
166,419		Granite Construction, Inc	4,783
52,211		Granite Hacarmel Investments Ltd	75
9,950		Graphite India Ltd	16
341,832	e	Great Lakes Dredge & Dock Corp	2,468
22,415		Greaves Cotton Ltd	39
90,981	*,e	Greenbrier Cos, Inc	1,801
277,394		Griffon Corp	2,968
21,188	e	Grontmij NV (ADR)	158
149,813		Group Five Ltd	571
841,537		Grupo Carso S.A. de C.V. (Series A1)	2,638
52,185		GS Engineering & Construction Corp	4,609
10,060		GS Global Corp	113
207,065	e	GS Yuasa Corp	1,145
332,800	e	Guangzhou Shipyard International Co Ltd	314
312,604	e	GWA International Ltd	696
119,675	*	H&E Equipment Services, Inc	2,264
1,193,000	e	Haitian International Holdings Ltd	1,333
140,616	e	Haldex AB	922
6,670		Halla Engineering & Construction Corp	78
3,357		Hamon & CIE S.A.	80
549,140		Hangzhou Steam Turbine Co	713
39,530	*	Hanjin Heavy Industries & Construction Co Ltd	662
47,280		Hanjin Heavy Industries & Construction Holdings Co Ltd	347
498,395		Hanwa Co Ltd	2,274
734,700		HAP Seng Consolidated BHD	406
1,798,000		Harbin Power Equipment	1,885
10,800	e	Harmonic Drive Systems, Inc	272
148,506		Harsco Corp	3,484
152,843		Havells India Ltd	1,716
12,945		Haw Par Corp Ltd	62
3,390		HEG Ltd	14

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

162,232	e	Heico Corp	$8,369
259,276	*,e	Heidelberger Druckmaschinen	520
19,209		Heijmans NV (ADR)	223
167,708		Hellenic Technodomiki Tev S.A.	268
4,403,800		Hemaraj Land and Development PCL	402
2,804,000		Henderson Investment Ltd	213
14,164	*,m	Hexa Tradex Ltd	10
384,634	*	Hexcel Corp	9,235
80,825		Hexpol AB (Series B)	2,747
46,600		Hibiya Engineering Ltd	513
306,659	e	Hills Industries Ltd	341
1,195,866		Hindustan Construction Co	602
276,577	e	Hino Motors Ltd	2,018
27,000		Hisaka Works Ltd	299
233,000	*	Hitachi Cable Ltd	661
26,034	e	Hitachi Construction Machinery Co Ltd	582
68,300		Hitachi Koki Co Ltd	628
1,190,899	e	Hitachi Zosen Corp	1,562
243,560		Hiwin Technologies Corp	2,754
4,838,000		HKC Holdings Ltd	262
1,201		HNK Machine Tool Co Ltd	20
4,600		Hochtief AG.	278
446,735		Hock Seng Lee BHD	229
11,552		Homag Group AG.	174
7,950,853		Honeywell International, Inc	485,400
159,000		Hong Leong Asia Ltd	246
624,387		Hopewell Holdings	1,715
41,500		Hoshizaki Electric Co Ltd	984
77,000		Hosokawa Micron Corp	456
82,934	e	Houston Wire & Cable Co	1,152
911,000		HUA ENG Wire & Cable	257
243,400		Huangshi Dongbei Electrical Appliance Co Ltd	146
95,837		Hubbell, Inc (Class B)	7,531
21,947		Huber & Suhner AG.	1,031
77,797	*	Huntington Ingalls	3,131
24,970	*,e	Hurco Cos, Inc	705
2,490,961		Hutchison Whampoa Ltd	24,910
17,644		Hy-Lok Corp	319
26,020		Hyundai Corp	623
117,676		Hyundai Development Co	2,590
5,551		Hyundai Elevator Co Ltd	566
96,726		Hyundai Engineering & Construction Co Ltd	6,914
82,779		Hyundai Heavy Industries	23,557
15,633		Hyundai Mipo Dockyard	1,887
5,839	*	Hyunjin Materials Co Ltd	55
61,300		Idec Corp	608
135,310		IDEX Corp	5,701
394,887	*	Ihlas Holding	239
205,838	*	II-VI, Inc	4,868
1,701,559		IJM Corp BHD	3,135
31,410		Iljin Electric Co Ltd	145
1,557,542		Illinois Tool Works, Inc	88,967
21,470		IMARKETKOREA, Inc	371
563,480		IMI plc	8,762
13,459		Implenia AG.	461
389,975	e	Impregilo S.p.A.	1,557

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

15,792	*	IMS-Intl Metal Service	$227
103,440	e	Imtech NV	3,308
35,010		Inaba Denki Sangyo Co Ltd	1,053
114,037		Inabata & Co Ltd	794
1,410,212	*,m	Indiabulls Infrastructure and Power Ltd	214
37,430	e	Indus Holding AG.	1,155
334,603		Industrea Ltd	354
6,809		Industria Macchine Automatiche S.p.A.	127
39,000		Industrias Romi S.A.	128
23,051		Indutrade AB	716
996		Ingersoll-Rand India Ltd	9
2,243,458	e	Ingersoll-Rand plc	92,767
69,096	e	Insteel Industries, Inc	840
2,925,000	*	Interchina Holdings Co	186
151,117	*,e	Interline Brands, Inc	3,266
89,272		Interpump Group S.p.A.	761
307,875		Interserve plc	1,432
4,571,173		Invensys plc	14,560
154,600		Iochpe-Maxion S.A.	3,048
271,886		IRB Infrastructure Developers Ltd	995
251,000	e	Iseki & Co Ltd	643
233,000		I-Sheng Electric Wire & Cable Co Ltd	385
7,068,941		Ishikawajima-Harima Heavy Industries Co Ltd	17,969
1,650,000		Italian-Thai Development PCL	189
2,562,677		Itochu Corp	28,079
531,468		ITT Corp	12,192
687,880		IVRCL Infrastructures & Projects Ltd	891
417,000		Iwatani International Corp	1,397
554,960	*	Jacobs Engineering Group, Inc	24,624
9,905	*	Jain Irrigation Systems Ltd	10
198,102		Jain Irrigation Systems Ltd	382
1,343,537		Jaiprakash Associates Ltd	2,153
106,604		Japan Pulp & Paper Co Ltd	383
377,443	e	Japan Steel Works Ltd	2,605
1,237,000	*	Jaya Holdings Ltd	564
79,000	*	Jenn Feng New Energy Co Ltd	45
151,000	m	JFE Shoji Holdings, Inc	785
342,294	e	JGC Corp	10,682
2,660,000	e	Jiangsu Rongsheng Heavy Industry Group Co Ltd	704
460,000		Jingwei Textile Machinery	257
6,772		Jinsung T.E.C.	73
120,855		John Bean Technologies Corp	1,958
2,329,500	e	Johnson Electric Holdings Ltd	1,453
899,250		Joy Global, Inc	66,095
651,191		JS Group Corp	13,709
893,877		JTEKT Corp	10,820
847,000	e	Juki Corp	1,851
48,503		Jungheinrich AG.	1,588
9,921	*	JVM Co Ltd	379
6,986		Kaba Holding AG.	2,702
91,546	*,e	Kadant, Inc	2,181
367,434	e	Kajima Corp	1,122
8,178		Kalpataru Power Transmission Ltd	17
103,723	e	Kaman Corp	3,521
330,000		Kandenko Co Ltd	1,609
554,000	*,e	Kanematsu Corp	666

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

23,600		Katakura Industries Co Ltd	$218
830,000	e	Kato Works Co Ltd	3,976
23,000		Kaulin Manufacturing Co Ltd	18
1,120,640	e	Kawasaki Heavy Industries Ltd	3,463
134,801	e	Kaydon Corp	3,439
2,531,312		KBR, Inc	89,988
16,390		KCC Corp	4,736
8,053		KCC Engineering & Construction Co Ltd	209
66,866	e	KCI Konecranes Oyj	1,757
21,660		Keangnam Enterprises Ltd	177
10,039		KEC International Ltd	13
25,000	e	Keihan Electric Railway Co Ltd	119
70,433		Keller Group plc	498
10,657		Kendrion NV	279
185,050		Kenmec Mechanical Engineering Co Ltd	82
291,082		Kennametal, Inc	12,962
84,810		Kentz Corp Ltd	664
1,589,700	*	Kepler Weber S.A.	244
3,294,707		Keppel Corp Ltd	28,795
73,094	*,e	KEYW Holding Corp	566
46,099	*	KHD Humboldt Wedag International AG.	375
76,693		Kier Group plc	1,388
115,937		Kinden Corp	898
278,000		King Slide Works Co Ltd	1,681
171,151		Kingspan Group plc	1,778
49,000		Kinik Co	78
91,000		Kinki Sharyo Co Ltd	348
125,000		Kitz Corp	548
132,944	e	Kloeckner & Co AG.	1,927
1,880,418		KOC Holding AS	7,644
1,654,163	e	Komatsu Ltd	47,565
3,249		Komax Holding AG.	341
80,690		Komori Corp	699
24,587		Kone Oyj (Class B)	1,369
307,328		Koninklijke BAM Groep NV	1,444
602,746		Koninklijke Philips Electronics NV	12,233
14,708	*	Koor Industries Ltd	244
72,525	*	Kopex S.A.	527
69,870		Korea Aerospace Industries Ltd	1,793
19,580		Korea Electric Terminal Co Ltd	371
180,852	*,e	Kratos Defense & Security Solutions, Inc	966
14,777	e	Krones AG.	742
112,000	*	KS Energy Services Ltd	86
235		KSB AG.	148
549,707	e	Kubota Corp	5,321
33,668	*	KUKA AG.	723
13,000		Kumho Electric Co Ltd	291
84,761	*	Kumho Industrial Co Ltd	507
14,610	e	Kurita Water Industries Ltd	360
28,270		Kuroda Electric Co Ltd	313
67,000		Kyosan Electric Manufacturing Co Ltd	289
111,600		Kyowa Exeo Corp	1,008
69,000		Kyudenko Corp	406
502,885		L-3 Communications Holdings, Inc	35,589
1,074		Lakshmi Machine Works Ltd	33
1,686,616	*	Lanco Infratech Ltd	602

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

344,992		Larsen & Toubro Ltd	$8,865
339,076		Lavendon Group plc	656
20,037	e	Lawson Products, Inc	303
95,250	*,e	Layne Christensen Co	2,119
57,516		LB Foster Co (Class A)	1,640
41,657		Legrand S.A.	1,534
140,465		Leighton Holdings Ltd	3,092
221,570		Lennox International, Inc	8,929
380,000	e	Leoch International Technology Ltd	95
160,809		LG Corp	9,244
13,364		LG Hausys Ltd	886
65,860		LG International Corp	2,990
414,511		Lincoln Electric Holdings, Inc	18,786
80,310		Lindab International AB	641
53,032	e	Lindsay Manufacturing Co	3,514
7,287		LISI	611
38,476	*	LMI Aerospace, Inc	700
597,696		Lockheed Martin Corp	53,709
159,000		Longwell Co	212
5,487,000	e	Lonking Holdings Ltd	1,930
1,719,936	*,e	Lonrho plc	352
23,516		LS Cable Ltd	1,663
19,425		LS Industrial Systems Co Ltd	1,128
78,944	e	LSI Industries, Inc	579
134,000	*	Luoyang Glass Co Ltd	29
22,700	*	Lupatech S.A.	65
66,461	*	Lydall, Inc	677
14,260		Mabuchi Motor Co Ltd	651
171,653		MACA Ltd	472
1,769,454		Macmahon Holdings Ltd	1,579
345,000	e	Maeda Corp	1,522
157,000		Maeda Road Construction Co Ltd	1,958
156,247		Maire Tecnimont S.p.A.	132
128,748	e	Makino Milling Machine Co Ltd	1,114
107,311	*,e	Makita Corp	4,356
653,649		Malaysia Marine and Heavy Engineering Sdn BHD	1,174
2,224,300		Malaysian Resources Corp BHD	1,382
94,318		MAN AG.	12,555
15,414	*,e	Manitou BF S.A.	364
205,475	e	Manitowoc Co, Inc	2,848
483,900		Marcopolo S.A.	2,479
3,932,636		Marubeni Corp	28,599
3,837,405		Masco Corp	51,306
220,308	*	Mastec, Inc	3,985
44,000		Max Co Ltd	554
99,965	*	MAX India Ltd	331
608,301		Meggitt plc	3,933
236,000	e	Meidensha Corp	863
571,748		Melrose plc	3,868
7,309,000	e	Metallurgical Corp of China Ltd	1,640
57,520		Metka S.A.	552
58,934	e	Met-Pro Corp	622
488,784	e	Metso Oyj	20,887
119,805	*,e	Meyer Burger Technology AG.	1,958
47,536	*	Michael Baker Corp	1,134
70,203		Micron Machinery Co Ltd	2,120

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

73,102	*,e	Middleby Corp	$7,396
56,268		Miller Industries, Inc	952
178,400		Mills Estruturas e Servicos de	2,277
1,352,598	e	Minebea Co Ltd	5,955
123,600	e	Miraito Holdings Corp	902
550,350		Mirle Automation Corp	452
127,700	e	MISUMI Group, Inc	3,121
2,913,299	e	Mitsubishi Corp	68,177
1,918,190		Mitsubishi Electric Corp	17,129
3,539,932		Mitsubishi Heavy Industries Ltd	17,249
81,000		Mitsubishi Kakoki Kaisha Ltd	165
109,700		Mitsuboshi Belting Co Ltd	609
3,344,397	e	Mitsui & Co Ltd	55,197
936,401	e	Mitsui Engineering & Shipbuilding Co Ltd	1,640
158,000	e	Mitsui Matsushima Co Ltd	336
34,700		Miura Co Ltd	903
3,087,174		MMC Corp BHD	2,841
1,361,266	e	Monadelphous Group Ltd	33,782
212,994	*	Moog, Inc (Class A)	9,135
748,196		Morgan Crucible Co plc	3,855
70,334		Morgan Sindall plc	763
130,000	e	Mori Seiki Co Ltd	1,344
172,307		Mota Engil SGPS S.A.	280
188,964		MSC Industrial Direct Co (Class A)	15,737
81,373		MTU Aero Engines Holding AG.	6,555
564,466		Mudajaya Group BHD	528
6,515		Muehlbauer Holding AG. & Co KGaA	217
205,244		Mueller Industries, Inc	9,328
665,919		Mueller Water Products, Inc (Class A)	2,218
591,400		Muhibbah Engineering M BHD	242
673,510	*,e	Murray & Roberts Holdings Ltd	2,477
93,130	*,e	MYR Group, Inc	1,663
151,210	e	Nabtesco Corp	3,131
32,721		Nacco Industries, Inc (Class A)	3,808
338,332		Nachi-Fujikoshi Corp	1,963
96,910		Nagarjuna Construction Co	107
256,400		Nagase & Co Ltd	3,187
42,300	e	Namura Shipbuilding Co Ltd	185
18,269	e	National Presto Industries, Inc	1,386
3,396		Nava Bharat Ventures Ltd	14
258,231	*	Navistar International Corp	10,445
8,259		NCC AB	173
142,106		NCC AB (B Shares)	2,988
114,341	*	NCI Building Systems, Inc	1,316
22,900		NEC Capital Solutions Ltd	380
24,700	e	NEC Networks & System Integration Corp	353
454,351		Neo-Neon Holdings Ltd	84
30,704	e	Nexans S.A.	2,074
189,050		NGK Insulators Ltd	2,723
125,456	e	Nibe Industrier AB (Series B)	2,002
243,179		Nichias Corp	1,350
8,000		Nichiden Corp	215
73,500		Nichiha Corp	914
52,570	e	Nidec Corp	4,806
234,000		Nippo Corp	2,604
155,000		Nippon Carbon Co Ltd	438

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

79,000		Nippon Densetsu Kogyo Co Ltd	$784
80,000		Nippon Koei Co Ltd	279
139,000	e	Nippon Road Co Ltd	591
93,730	e	Nippon Sharyo Ltd	388
309,356	e	Nippon Sheet Glass Co Ltd	478
64,800	e	Nippon Signal Co Ltd	407
106,000		Nippon Steel Trading Co Ltd	346
224,889	e	Nippon Thompson Co Ltd	1,428
435,000		Nishimatsu Construction Co Ltd	1,023
18,000		Nishio Rent All Co Ltd	240
192,000		Nisshinbo Industries, Inc	1,830
63,000		Nissin Electric Co Ltd	383
48,855		Nitta Corp	900
321,000	*,e	Nitto Boseki Co Ltd	1,266
59,529		Nitto Kogyo Corp	782
13,973		Nitto Kohki Co Ltd	310
24,460		NK Co Ltd	107
31,000	e	NKT Holding AS	1,418
65,337	*,e	NN, Inc	533
1,253,772		Noble Group Ltd	1,377
51,800	*,e	Nordex AG.	313
313,075		Nordson Corp	17,066
231,919		Noritake Co Ltd	707
37,200		Noritz Corp	710
25,326	*	NORMA Group	626
448,829		Northrop Grumman Corp	27,414
38,501	*,e	Northwest Pipe Co	818
256,335		NRW Holdings Ltd	1,107
667,482		NSK Ltd	5,197
3,693,497		NTN Corp	15,782
1,926,803		NWS Holdings Ltd	2,959
28,038		Obara Corp	383
284,809		Obayashi Corp	1,247
56,625		Obrascon Huarte Lain S.A.	1,686
342,484	*	OC Oerlikon Corp AG.	3,036
4,295		OHB AG.	77
132,300	e	Oiles Corp	2,620
187,641		Okuma Holdings, Inc	1,567
221,000		Okumura Corp	871
6,291	*,e	Omega Flex, Inc	80
13,600		Onoken Co Ltd	117
133,924		Orascom Construction Industries	5,804
272,057	*,e	Orbital Sciences Corp	3,578
91,000		Organo Corp	616
140,550	*	Orion Marine Group, Inc	1,016
80,466		Orkla ASA	637
82,184		Ormat Industries	432
103,400		OSG Corp	1,576
145,091	*	Oshkosh Truck Corp	3,362
916,000	e	Otto Marine Ltd	93
125,100	e	Outotec Oyj	6,344
2,832,387	*	Owens Corning, Inc	102,051
1,396,032		Paccar, Inc	65,376
17,261	e	Palfinger AG.	435
397,905		Pall Corp	23,727
5,631,000		Pan-United Corp Ltd	2,354

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,424,797	e	Parker Hannifin Corp	$120,467
45,015		PBG S.A.	563
221,257		Peab AB (Series B)	1,130
263,792		Pentair, Inc	12,559
418,500	e	Penta-Ocean Construction Co Ltd	1,340
114,331	e	Perini Corp	1,781
11,097		Pfeiffer Vacuum Technology AG.	1,258
107,000		Phihong Technology Co Ltd	153
76,336	*,e	Pike Electric Corp	628
15,495	*	Pinguely-Haulotte	178
479,452	*	Pipavav Shipyard Ltd	752
36,004		Pkc Group Oyj	825
4,743		Plasson	125
71,937	*,e	PMFG, Inc	1,080
1,580,804		Polimex Mostostal S.A.	695
896,800		Polyplex PCL	459
104,689	*,e	Polypore International, Inc	3,681
13,910		Ponsse Oy	149
49,400	*	Powell Industries, Inc	1,692
16,050		Powercom Co Ltd	11
79,764	*,e	PowerSecure International, Inc	483
215,931		Praj Industries Ltd	340
1,157,659		Precision Castparts Corp	200,159
13,968		Preformed Line Products Co	915
236,403	e	Primoris Services Corp	3,797
155,600	*,e	Promotora y Operadora de Infraestructura SAB de C.V.	687
3,440,000		Prosperity International Holdings HK Ltd	169
18,800	*	Proto Labs, Inc	641
58,502		Prysmian S.p.A.	1,029
6,215,000		PT AKR Corporindo Tbk	2,926
82,105,500	*	PT Bakrie and Brothers Tbk	450
564,500		PT Hexindo Adiperkasa Tbk	699
6,269,000		PT Pembangunan Perumahan Tbk	431
1,400,000		PT Surya Semesta Internusa Tbk	156
6,879,616		PT United Tractors Tbk	24,874
6,576,000		PT Wijaya Karya	655
751,670		Punj Lloyd Ltd	813
77,305	*,e	Pursuit Dynamics plc	106
1,504,636		QinetiQ plc	3,833
149,639	e	Quanex Building Products Corp	2,638
591,663	*	Quanta Services, Inc	12,366
3,656		R Stahl AG.	129
180,320	e	Ramirent Oyj	1,575
166,400		Randon Participacoes S.A.	1,072
4,546		Rational AG.	1,064
310,464		Raubex Group Ltd	526
69,559		Raven Industries, Inc	4,244
1,187,347		Raytheon Co	62,668
83,765	*	RBC Bearings, Inc	3,864
46,350		Rechi Precision Co Ltd	47
156,504		Regal-Beloit Corp	10,259
351,114		Reunert Ltd	3,209
50,465		Rexel S.A.	1,113
355,963		Rheinmetall AG.	21,076
281,537		Rich Development Co Ltd	138
3,762	*	Rieter Holding AG.	643

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

156,774		Robbins & Myers, Inc	$8,160
340,042		Rockwell Automation, Inc	27,101
680,178		Rockwell Collins, Inc	39,151
10,181		Rockwool International AS (B Shares)	976
2,814,160		Rolls-Royce Group plc	36,559
1,540,401	e	Roper Industries, Inc	152,746
6,612		Rosenbauer International AG.	341
331,000		Rotary Engineering Ltd	187
119,627		Rotork plc	3,923
277,567	*	RSC Holdings, Inc	6,270
122,917	*,e	Rush Enterprises, Inc (Class A)	2,608
152,133	e	Russel Metals, Inc	4,085
299,000	e	Ryobi Ltd	1,141
18,470		S&T Holdings Co Ltd	193
150,660		Saab AB (Class B)	2,812
170,356	e	Sacyr Vallehermoso S.A.	517
733,273		Safran S.A.	26,949
32,013	e	Saft Groupe S.A.	1,038
409,950		Salfacorp S.A.	1,095
195,114		Samsung Corp	13,685
53,972		Samsung Engineering Co Ltd	11,535
302,116		Samsung Heavy Industries Co Ltd	10,106
45,416		Samsung Techwin Co Ltd	2,735
273,000		San Shing Fastech Corp	426
903,242		Sandvik AB	13,033
70,000		Sanki Engineering Co Ltd	379
331,000	*	Sankyo-Tateyama Holdings, Inc	580
413,000		Sanwa Shutter Corp	1,618
1,687,000	e	Sany Heavy Equipment International	1,276
91,000		Sanyo Denki Co Ltd	560
541,000	e	Sasebo Heavy Industries Co Ltd	905
334,921	*,e	SatCon Technology Corp	121
87,319		Sauer-Danfoss, Inc	4,104
66,052		Scania AB (B Shares)	1,374
7,376		Schindler Holding AG.	887
5,855		Schindler Holding AG. (Reg)	700
41,890	*	Schneider Electric Infrastructure Ltd	55
528,956		Schneider Electric S.A.	34,605
31,839		Schouw & Co	697
991		Schweiter Technologies AG.	572
1,725		Seaboard Corp	3,365
43,010		SeaCube Container Leasing Ltd	740
21,000		SEC Carbon Ltd	84
214,800		Sedgman Ltd	551
124,000		Seika Corp	375
112,000		Sekisui Jushi Corp	1,121
2,680,248	e	SembCorp Industries Ltd	11,251
2,618,273		SembCorp Marine Ltd	10,970
14,545		Semperit AG. Holding	624
946,950		Senior plc	3,029
69,881	*	Sensata Technologies Holding BV	2,340
8,477		Seoul Marine Co Ltd	45
156,402		Severfield-Rowen plc	451
50,220		Sewon Cellontech Co Ltd	169
71,709	*,e	SGL Carbon AG.	3,284
385,308	*	SGSB Group Co Ltd	178
144,200	*	Shanghai Automation Instrumentation Co Ltd	77

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

471,800		Shanghai Diesel Engine Co Ltd	$427
5,022,000	e	Shanghai Electric Group Co Ltd	2,563
746,600	*	Shanghai Erfangji Co Ltd	255
347,800	*	Shanghai Highly Group Co Ltd	180
799,400		Shanghai Industrial Holdings Ltd	2,466
218,200	*	Shanghai Lingyun Industries Development Co Ltd	94
131,800		Shanghai Material Trading Co Ltd	70
426,020		Shanghai Mechanical and Electrical Industry Co Ltd	417
1,414,000		Shanghai Prime Machinery Co Ltd	233
501,900		Shanghai Waigaoqiao Free Trade Zone Development Co Ltd	307
197,425	*	Shaw Group, Inc	6,260
342,823		ShenMao Technology, Inc	482
645,000		Shihlin Electric & Engineering Corp	710
472,107		Shikun & Binui Ltd	823
32,800		Shima Seiki Manufacturing Ltd	630
283,933	e	Shimizu Corp	1,143
184,000		Shin Zu Shing Co Ltd	494
124,000	e	Shinko Electric Co Ltd	271
338,590		Shinmaywa Industries Ltd	1,692
98,000		Shinsho Corp	232
21,400	e	SHO-BOND Holdings Co Ltd	530
1,008,500		Siemens AG.	101,701
54,647		Siemens India Ltd	814
817,853		SIG plc	1,537
262,950		Silitech Technology Corp	606
6,423,371		Sime Darby BHD	20,443
173,216		Simpson Manufacturing Co, Inc	5,586
13,047,000		Singamas Container Holdings Ltd	3,875
1,309,916		Singapore Technologies Engineering Ltd	3,388
51,729	*	Singulus Technologies	185
1,965,100		Sino Thai Engineering & Construction PCL	898
449,007		Sintex Industries Ltd	759
102,400		Sintokogio Ltd	1,146
45,338		SK Corp	5,912
391,240		SK Networks Co Ltd	3,614
692,681		Skanska AB (B Shares)	11,998
1,371,740	e	SKF AB (B Shares)	33,481
6,197		SKF India Ltd	84
303,161		SM Investments Corp	4,670
27,777		SMC Corp	4,445
5,531,356		Smiths Group plc	93,102
219,661		Snap-On, Inc	13,393
238,400	e	SNC-Lavalin Group, Inc	9,544
538,016		SOCAM Development Ltd	574
162,300		Sodick Co Ltd	895
5,772,386	e	Sojitz Holdings Corp	10,372
6,876		Solar Holdings AS (B Shares)	379
58,976		Solaria Energia y Medio Ambiente S.A.	57
1,107,389	e	Sonae SPGS S.A.	658
753,938		Speedy Hire plc	332
103,224		Spirax-Sarco Engineering plc	3,451
574,325	*	Spirit Aerosystems Holdings, Inc (Class A)	14,048
429,225		SPX Corp	33,278
19,891		SRV Group plc	112
25,990	*	Ssangyong Engineering & Construction Co Ltd	154
62,143		Standex International Corp	2,560

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

916,338		Stanley Works	$70,521
76,723		Stefanutti Stocks Holdings Ltd	120
98,462	*	Sterling Construction Co, Inc	960
64,036	e	Strabag SE	1,948
32,049		STX Corp Co Ltd	390
13,890		STX Engine Co Ltd	210
6,290		STX Enpaco Co Ltd	36
2,115,000	e	STX OSV Holdings Ltd	2,972
58,750		STX Shipbuilding Co Ltd	743
5,472		Sulzer AG.	778
301,000		Sumikin Bussan Corp	818
2,429,568	e	Sumitomo Corp	35,318
1,006,253		Sumitomo Electric Industries Ltd	13,933
1,720,628		Sumitomo Heavy Industries Ltd	9,628
102,000		Sumitomo Precision Products Co Ltd	607
83,335		Sun Hydraulics Corp	2,180
28,990	*	Sung Jin Geotec Co Ltd	336
13,371		Sung Kwang Bend Co Ltd	274
373,000		Sunonwealth Electric Machine Industry Co Ltd	276
148,000		Sunspring Metal Corp	163
145,668	e	Superior Plus Corp	1,087
857,478	*	Suzlon Energy Ltd	425
329,000	e	SWCC Showa Holdings Co Ltd	316
366,287		Swisslog Holding AG.	353
1,810,370		Ta Ya Electric Wire & Cable	506
143,000	e	Tadano Ltd	1,038
10,658	*	Taewoong Co Ltd	283
126,200		Taeyoung Engineering & Construction	630
88,130	*	Taihan Electric Wire Co Ltd	276
40,000	e	Taihei Dengyo Kaisha Ltd	327
69,000		Taihei Kogyo Co Ltd	376
108,000	e	Taikisha Ltd	2,223
797,166		Taisei Corp	2,086
1,247,468		Taiwan Glass Industrial Corp	1,406
101,000	e	Takaoka Electric Manufacturing Co Ltd	314
145,929		Takara Standard Co Ltd	1,081
77,400	e	Takasago Thermal Engineering Co Ltd	605
90,000	e	Takuma Co Ltd	452
80,284	e	TAL International Group, Inc	2,947
234,420	*,e	Taser International, Inc	1,017
2,552,315		Tat Hong Holdings Ltd	1,890
51,000	e	Tatsuta Electric Wire and Cable Co Ltd	308
6,183,833		Teco Electric and Machinery Co Ltd	4,265
79,241	*,e	Tecumseh Products Co (Class A)	319
308,321	*,e	Teledyne Technologies, Inc	19,440
98,599	e	Tennant Co	4,338
290,889	*,e	Terex Corp	6,545
42,057	e	Textainer Group Holdings Ltd	1,426
4,269,154		Textron, Inc	118,811
75,064	e	Thales S.A.	2,811
22,707		Thermax Ltd	206
36,847	*,e	Thermon Group Holdings	753
141,193	e	THK Co Ltd	2,892
153,903	*	Thomas & Betts Corp	11,067
1,360,000	*	Tianjin Development Hldgs	624
868,828	e	Timken Co	44,084

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

164,617	e	Titan International, Inc	$3,893
56,501	*	Titan Machinery, Inc	1,593
22,703	*	TK Corp	600
381,000	e	Toa Corp/Tokyo	746
17,900		Tocalo Co Ltd	358
360,000		Toda Corp	1,210
49,000		Toenec Corp	285
50,000		Tokai Corp	241
57,000		Tokyo Energy & Systems, Inc	337
155,540		Tokyu Construction Co Ltd	398
52,920		Tong-Tai Machine & Tool Co Ltd	54
147,625		Topco Technologies Corp	376
23,000		Torishima Pump Manufacturing Co Ltd	315
128,801		Toro Co	9,159
112,942	e	Toromont Industries Ltd	2,619
491,964	e	Toshiba Machine Co Ltd	2,510
111,000		Toshiba Plant Systems & Services Corp	1,284
55,202		Totetsu Kogyo Co Ltd	590
82,297	e	Toto Ltd	622
380,000	e	Toyo Construction Co Ltd	401
51,000	e	Toyo Electric Manufacturing Co Ltd	202
548,957		Toyo Engineering Corp	2,637
42,300	e	Toyo Tanso Co Ltd	1,607
444,301		Toyota Tsusho Corp	9,117
777,000		Tradewinds Corp BHD	203
9,926	*	Trakcja-Tiltra S.A.	4
248,000		Trakya Cam Sanayi AS	386
173,858	*	TransDigm Group, Inc	20,126
345,528	e	Travis Perkins plc	5,971
480,881		Trelleborg AB (B Shares)	5,021
39,981		Trevi Finanziaria S.p.A.	237
61,220	*,e	Trex Co, Inc	1,964
173,718	*	Trimas Corp	3,890
419,111		Trinity Industries, Inc	13,810
171,976		Triumph Group, Inc	10,776
22,831		Triveni Turbine Ltd	21
34,962		Trusco Nakayama Corp	715
347,000		Tsubakimoto Chain Co	2,152
127,000	e	Tsugami Corp	1,465
32,000		Tsukishima Kikai Co Ltd	284
692,000	e	Tuan Sing Holdings Ltd	168
36,514	e	Twin Disc, Inc	953
5,691,053		Tyco International Ltd	319,723
176,830		Ultra Electronics Holdings	4,950
11,700		Union Tool Co	219
256,000		United Engineers Ltd	514
634,727	e	United Group Ltd	8,696
471,000		United Integrated Services Co Ltd	546
263,816	*,e	United Rentals, Inc	11,315
2,339,124		United Technologies Corp	194,007
77,662	e	Universal Forest Products, Inc	2,678
75,257	e	Uponor Oyj	864
852,230		URS Corp	36,237
356,049	*,e	USG Corp	6,124
1,581,785		Ushio, Inc	22,407
9,185		Uster Technologies AG.	472

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

9,104,000	*	UURG Corp Ltd	$192
14,066	e	Vacon plc	750
272,722	*,e	Valence Technology, Inc	220
287,030		Vallourec	18,189
94,452		Valmont Industries, Inc	11,090
21,656	*,e	Vestas Wind Systems AS	220
84,496		Vicor Corp	676
605,953		Vinci S.A.	31,574
3,080,000	*	Vitar International Holdings Ltd	222
62,886	e	Volex plc	259
136,975		Voltas Ltd	302
1,907,478		Volvo AB (B Shares)	27,787
91,793	*,e	Von Roll Holding AG.	285
11,041		Vossloh AG.	1,090
178,329		W.W. Grainger, Inc	38,307
254,027	*	Wabash National Corp	2,629
567,826	*	WABCO Holdings, Inc	34,342
53,650		Wacker Construction Equipment AG.	956
280,300		Wafangdian Bearing Co Ltd	187
36,138	e	Wajax Income Fund	1,764
4,293,150		Walsin Lihwa Corp	1,371
1,277		Walter Meier AG.	311
25,339	e	Wartsila Oyj (B Shares)	956
110,559		Watsco, Inc	8,186
139,235		Watts Water Technologies, Inc (Class A)	5,674
63,631	*	Wavin NV	886
124,000		Ways Technical Corp Ltd	467
1,867,000		WCT Berhad	1,490
248,880		Wei Mon Industry Co Ltd	140
660,000	e	Weichai Power Co Ltd	3,090
163,515	e	Weir Group plc	4,613
198,520		Well Shin Technology Co Ltd	298
104,702		Wendel	8,951
200,099	*	WESCO International, Inc	13,068
248,096	e	Westinghouse Air Brake Technologies Corp	18,699
54,805	*,e	Westport Innovations, Inc	2,248
3,708,576	e	Wienerberger AG.	43,452
169,568		Wilson Bayly Holmes-Ovcon Ltd	2,878
4,134,308		Wolseley plc	157,959
267,302		Woodward Governor Co	11,449
46,207		Wooree ETI Co Ltd	203
45,521	*,e	Xerium Technologies, Inc	294
490,748		Xylem, Inc	13,618
36,000		Yahagi Construction Co Ltd	188
148,300		Yamazen Corp	1,241
4,387,370		Yangzijiang Shipbuilding	4,646
89,689		Yazicilar Holding AS	628
160,240	e	YIT Oyj	3,443
43,000		Yokogawa Bridge Holdings Corp	300
25,935		Young Poong Precision Corp	287
1,828,000	*	Yuanda China Holdings Ltd	253
572,000	e	Yuasa Trading Co Ltd	999
548,000		Yungtay Engineering Co Ltd	878
53,000		Yurtec Corp	284
12,100		Yushin Precision Equipment Co Ltd	243
59,590	e	Zardoya Otis S.A.	772

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

13,399		Zehnder Group AG.	$992
1,868,000	e	Zhuzhou CSR Times Electric Co Ltd	4,779
106,120		Zodiac S.A.	11,041
39,309	e	Zumtobel AG.	555

		TOTAL CAPITAL GOODS	9,264,650

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
40,787		Aangpanneforeningen AB (B Shares)	846
271,349		ABM Industries, Inc	6,594
233,376	*,e	Acacia Research (Acacia Technologies)	9,741
241,394	*,e	ACCO Brands Corp	2,996
29,793		Adcorp Holdings Ltd	107
1,469,169	e	Adecco S.A.	76,949
132,471		Administaff, Inc	4,059
94,471	*	Advisory Board Co	8,372
22,200		Aeon Delight Co Ltd	468
814,616	e	Aggreko plc	29,334
17,447	e	Akka Technologies S.A.	546
84,025		American Banknote S.A.	1,264
114,482	e	American Ecology Corp	2,489
146,001	*,e	American Reprographics Co	787
70,123	e	Asahi Holdings, Inc	1,519
16,650,000	*	Asia Energy Logistics Group Ltd	303
29,000	e	Assystem	652
42,954	*,e	AT Cross Co	517
240,440		Atkins WS plc	2,827
176,026	e	Avery Dennison Corp	5,304
537,502		Babcock International Group	6,856
45,742	e	Barrett Business Services, Inc	907
20,666	e	Bertrandt AG.	1,559
159,150	e	BFI Canada Ltd	3,458
296,699		Blue Label Telecoms Ltd	266
1,331,997		Brambles Ltd	9,800
271,958		Brink’s Co	6,492
13,466		Brunel International	594
40,566	e	Bureau Veritas S.A.	3,572
12,237		BWT AG.	224
297,452		Cabcharge Australia Ltd	1,863
110,530		Campbell Brothers Ltd	7,728
349,811		Cape plc	2,308
475,571		Capita Group plc	5,578
143,895	*,e	Casella Waste Systems, Inc (Class A)	896
153,892	*,e	CBIZ, Inc	973
49,819	e	CDI Corp	893
203,884	*,e	Cenveo, Inc	689
12,420		Cewe Color Holding AG.	521
3,933,000	e	China Everbright International Ltd	1,851
304,429		Cintas Corp	11,909
227,491	*,e	Clean Harbors, Inc	15,317
138,000		Cleanaway Co Ltd	988
2,271	e	Compx International, Inc	32
50,914	*,e	Consolidated Graphics, Inc	2,304
59,800		Contax Participacoes S.A.	674
338,645	*,e	Coolbrands International, Inc	833
420,734	*,e	Copart, Inc	10,969
195,296		Corporate Executive Board Co	8,400

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

294,222	*	Corrections Corp of America	$8,035
99,103	*,e	CoStar Group, Inc	6,843
44,974	e	Courier Corp	522
305,925		Covanta Holding Corp	4,965
43,347	*,e	CRA International, Inc	1,093
711,102	e	Dai Nippon Printing Co Ltd	7,318
46,000		Daiseki Co Ltd	855
353,071		Davis Service Group plc	2,948
149,614		De La Rue plc	2,155
203,385	e	Deluxe Corp	4,763
114,315	e	Derichebourg	380
122,328	*	Dolan Media Co	1,114
583,782	*	Downer EDI Ltd	2,440
135,668		Dun & Bradstreet Corp	11,495
55,698		Duskin Co Ltd	1,114
2,775,000	*	Eastern Media International Corp	366
4,723,515		Edenred	142,172
66,398	*	Encore Capital Group, Inc	1,497
464,518	*,e	EnergySolutions, Inc	2,276
86,699	*,e	EnerNOC, Inc	624
150		en-japan, Inc	173
109,479	e	Ennis, Inc	1,732
352,414		Equifax, Inc	15,598
1,086,237		Experian Group Ltd	16,944
80,924	*	Exponent, Inc	3,926
18,430	*	Fiera Milano S.p.A.	95
1,158,000	*,e	Fook Woo Group Holdings Ltd	204
55,352	*	Franklin Covey Co	521
164,229	*	FTI Consulting, Inc	6,162
142,200	*,e	Fuel Tech, Inc	776
15,463,000	*	Fung Choi Media Group Ltd	1,580
74,264		G & K Services, Inc (Class A)	2,540
33,485	*	Gategroup Holding AG.	1,228
30,400		Genivar Income Fund	801
250,071	*	Geo Group, Inc	4,754
9,568		GL Events	204
64,408	*	GP Strategies Corp	1,127
1,085,238		Group 4 Securicor plc	4,728
3,716		Groupe CRIT	82
60,817	e	Gunnebo AB	309
1,857,256		Hays plc	2,513
263,417		Healthcare Services Group	5,603
98,559	e	Heidrick & Struggles International, Inc	2,171
19,150	*,e	Heritage-Crystal Clean, Inc	382
220,027	e	Herman Miller, Inc	5,052
114,923	*,e	Hill International, Inc	452
176,614	e	HNI Corp	4,901
496,261		Homeserve plc	1,854
127,325	*,e	Hudson Highland Group, Inc	685
96,978	*,e	Huron Consulting Group, Inc	3,642
110,351	*	ICF International, Inc	2,800
587,017	*	ICO Global Communications Holdings Ltd	1,532
140,849	*	IHS, Inc (Class A)	13,190
96,467	*,e	Innerworkings, Inc	1,124
203,811		Interface, Inc (Class A)	2,843
33,448	e	Intersections, Inc	427

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

173,914		Intertek Group plc	$6,987
254,990		Intrum Justitia AB	4,239
5,513	*	Ipek Dogal Enerji Kaynaklari Ve Uretim AS	8
115,034	*	Ipek Matbacilik Sanayi Ve Ticaret AS	178
446,466		Iron Mountain, Inc	12,858
353,238		ITE Group plc	1,254
76,926	*	KAR Auction Services, Inc	1,247
103,828	e	Kelly Services, Inc (Class A)	1,660
24,370		KEPCO Plant Service & Engineering Co Ltd	887
149,280	*,e	Kforce, Inc	2,224
614,800		K-Green Trust	486
149,731	e	Kimball International, Inc (Class B)	1,035
231,046		Knoll, Inc	3,845
107,500		Kokuyo Co Ltd	806
251,020	*,e	Korn/Ferry International	4,205
158,000		Kyodo Printing Co Ltd	438
519,000		L&K Engineering Co Ltd	603
57,598	e	Lassila & Tikanoja Oyj	847
149,124		Loomis AB	2,130
263,272	e	Manpower, Inc	12,471
34,962		Matsuda Sangyo Co Ltd	574
93,844		McGrath RentCorp	3,013
99,850		McMillan Shakespeare Ltd	1,142
181,250		Mears Group plc	742
41,900		Meitec Corp	848
157,979	*,e	Metalico, Inc	675
391,101	e	Michael Page International plc	3,011
111,888		Mine Safety Appliances Co	4,596
1,166,197		Mineral Resources Ltd	14,653
74,143	*	Mistras Group, Inc	1,766
904,014	e	Mitie Group	4,042
36,472		Mitsubishi Pencil Co Ltd	638
6,900		Mitsubishi Research Institute, Inc	156
147,644	*,e	Mobile Mini, Inc	3,118
70,560	e	Morneau Sobeco Income Fund	824
126,083		Moshi Moshi Hotline, Inc	1,263
48,003	e	Multi-Color Corp	1,081
43,500		Multiplus S.A.	896
225,384	*,e	Navigant Consulting, Inc	3,135
89,313		Newalta, Inc	1,342
641,690	*	Nielsen Holdings NV	19,341
6,000		Nihon M&A Center, Inc	159
6,200		Nippon Kanzai Co Ltd	112
40,460	e	Nissha Printing Co Ltd	533
29,681	e	NL Industries, Inc	442
277,571	*,e	Odyssey Marine Exploration, Inc	860
134,000		Okamura Corp	934
148,737	*,e	On Assignment, Inc	2,598
22,768		Oyo Corp	276
189,700	e	Park24 Co Ltd	2,565
348		Pasona Group, Inc	307
176		Pilot Corp	338
494,382	e	Pitney Bowes, Inc	8,691
115,666	*	Portfolio Recovery Associates, Inc	8,296
49,138	e	Poyry Oyj	394
131,251		Proffice AB	508

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

234,073	e	Programmed Maintenance Services Ltd	$612
87,300		PRONEXUS, Inc	457
43,924	e	Prosegur Cia de Seguridad S.A.	2,575
116,857	e	Quad	1,624
509,416	e	R.R. Donnelley & Sons Co	6,312
184,502	e	Randstad Holdings NV	6,971
899,543		Regus plc	1,637
2,528,130	*	Rentokil Initial plc	3,459
1,445,825		Republic Services, Inc	44,184
181,132	e	Resources Connection, Inc	2,545
93,015	e	Ritchie Bros Auctioneers, Inc	2,216
422,248	e	Robert Half International, Inc	12,794
257,427		Rollins, Inc	5,478
359,718		RPS Group plc	1,366
41,107	*	RPX Corp	697
24,138		S1 Corp (Korea)	1,125
362,035		SAI Global Ltd (New)	1,874
168,522	e	Salmat Ltd	410
24,952		Sato Corp	352
50,555		Schawk, Inc (Class A)	632
73,811	*,e	School Specialty, Inc	261
8,750	e	Seche Environnement S.A.	374
246,078		Secom Co Ltd	12,126
290,833	e	Securitas AB (B Shares)	2,804
437,945	e	Seek Ltd	3,209
415,473		Serco Group plc	3,609
6,448		SGS S.A.	12,539
967,354		Shanks Group plc	1,531
31,800	*	Shenzhen Dongjiang Environmental Co Ltd	127
246,205	e	Skilled Group Ltd	598
80,665		Societe BIC S.A.	8,097
274,300		Sohgo Security Services Co Ltd	3,268
169,844		Sporton International, Inc	393
539,916		Spotless Group Ltd	1,316
80,163	*,e	Standard Parking Corp	1,643
81,004	e	Stantec, Inc	2,583
335,185	e	Steelcase, Inc (Class A)	3,218
335,072	*	Stericycle, Inc	28,025
134,838		Sthree plc	723
188,174	*,e	SYKES Enterprises, Inc	2,973
207,000		Taiwan Secom Co Ltd	430
3,796,530		Taiwan-Sogo Shinkong Security Corp	3,631
75,930	*,e	Team, Inc	2,350
69,969		Teleperformance	2,000
33,400	e	Temp Holdings Co Ltd	315
316,109	*	Tetra Tech, Inc	8,333
486,000		Tianjin Capital Environmental Protection Group Co Ltd	129
50,691	*,e	TMS International Corp	613
10,300	e	Tokyu Community Corp	326
226,254	e	Tomra Systems ASA	1,849
100,300		Toppan Forms Co Ltd	923
846,944	e	Toppan Printing Co Ltd	6,660
316,691		Towers Watson & Co	20,924
134,430	e	Transcontinental, Inc	1,681
629,877		Transfield Services Ltd	1,618
2,344,216	*	Transpacific Industries Group Ltd	1,901

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

79,236	*,e	TRC Cos, Inc	$484
277,842	*	TrueBlue, Inc	4,968
67,000	e	Uchida Yoko Co Ltd	214
55,438		Unifirst Corp	3,412
200,120		United Stationers, Inc	6,210
83,406		USG People NV	839
735,324	*,e	Verisk Analytics, Inc	34,538
97,929		Viad Corp	1,903
27,187	e	VSE Corp	674
483,382		Waste Connections, Inc	15,724
1,325,959	e	Waste Management, Inc	46,356
7,100	*,e	Weathernews, Inc	207
420,000		WHK Group Ltd	362
123,508	e	WSP Group plc	501
167,816		Yem Chio Co Ltd	162

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,089,009

CONSUMER DURABLES & APPAREL - 1.9%
1,492,000	e	361 Degrees International Ltd	454
8,672		Accell Group	188
158,140		Adidas-Salomon AG.	12,357
86,000		Advanced International Multitech Co Ltd	114
42,342		Aksa Akrilik Kimya Sanayii	113
2,299,795		Alok Industries Ltd	885
58,100		Alpine Electronics, Inc	790
592,940		Altek Corp	547
21,085		Altinyildiz Mensucat ve Konfeksiyon Fabrikalari AS	349
197,721		Amer Sports Oyj (A Shares)	2,585
184,285	e	American Greetings Corp (Class A)	2,827
1,251,000	e	Anta Sports Products Ltd	1,301
174,714		Arab Cotton Ginning	82
340,326		Arcelik AS	1,524
93,991	*,e	Arctic Cat, Inc	4,026
43,600		Arezzo Industria e Comercio S.A.	758
54,600		Arnest One Corp	611
52,500	e	Aruze Corp	1,179
614,520	*	Arvind Ltd	994
255,341	*	Ascena Retail Group, Inc	11,317
135,000	*	Asia Optical Co, Inc	127
20,451	e	Asics Corp	234
216,000		Atsugi Co Ltd	277
138,095		Avgol Industries 1953 Ltd	116
45,150		AVY Precision Technology, Inc	99
50,191	*	Bang & Olufsen AS (B Shares)	658
1,336,099	*	Barratt Developments plc	3,014
9,040		Basic House Co Ltd	151
72,290		Bata India Ltd	1,091
288,313	*	Beazer Homes USA, Inc	937
2,722,000	*	Beijing Properties Holdings Ltd	149
166,385		Bellway plc	2,180
44,433	e	Beneteau S.A.	540
74,403	e	Benetton Group S.p.A.	450
190,275	*	Berkeley Group Holdings plc	4,019
272,227	e	Billabong International Ltd	787
25,660		Bjoern Borg AB	193
25,717		Blyth, Inc	1,924

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

57,989		Bombay Dyeing & Manufacturing Co Ltd	$661
45,692		Bombay Rayon Fashions Ltd	223
9,754,000	e	Bosideng International Holdings Ltd	3,057
324,428	e	Bovis Homes Group plc	2,506
295,762		Brookfield Incorporacoes S.A.	945
407,973		Brunswick Corp	10,505
1,435,539		Burberry Group plc	34,416
165,983	e	BWG Homes ASA	356
137,853	*	C Mahendra Exports Ltd	366
249,526	e	Callaway Golf Co	1,687
77,800		Camargo Correa Desenvolvimento Imobiliario S.A.	197
191,842	*	Carter’s, Inc	9,548
27,531	e	Casio Computer Co Ltd	198
27,541	*	Cavco Industries, Inc	1,283
38,765	e	Cherokee, Inc	442
15,744,000		Chigo Holding Ltd	429
4,397,400	e	China Dongxiang Group Co	726
380,816		China Great Star International Ltd	521
3,848,000		China Haidian Holdings Ltd	496
836,000	e	China Lilang Ltd	892
25,900		Chofu Seisakusho Co Ltd	605
126,975		Christian Dior S.A.	19,505
165,000	*,e	Clarion Co Ltd	444
46,248	*,e	Clarus Corp	428
28,500		Cleanup Corp	233
1,906,013		Coach, Inc	147,297
45,543	e	Columbia Sportswear Co	2,161
628,289		Compagnie Financiere Richemont S.A.	39,381
1,134,700	e	Consorcio ARA, S.A. de C.V.	383
9,548,000	*	Coolpoint Energy Ltd	131
36,300		Corona Corp	553
621,400	*,e	Corp GEO S.A. de C.V. (Series B)	972
332,000		Costin New Materials Group	148
479,171	*	CROCS, Inc	10,024
48,632		CSS Industries, Inc	946
396,281		Cyrela Brazil Realty S.A.	3,506
30,200		Daidoh Ltd	257
103,807	*,e	Deckers Outdoor Corp	6,545
7,972,000	*	Dejin Resources Group Co Ltd	65
156,250	*	Delclima	123
199,570		De’Longhi S.p.A.	2,467
29,183	*,e	Delta Apparel, Inc	480
420,500	*,e	Desarrolladora Homex S.A. de C.V.	1,311
54,590		Descente Ltd	342
36,133		Dorel Industries, Inc (Class B)	1,031
2,570,229	e	DR Horton, Inc	38,990
55,022	e	Duni AB	505
48,760		Eclat Textile Co Ltd	112
11,270		Elco Holdings Ltd	68
705,739	e	Electrolux AB (Series B)	14,915
248,000		Embry Holdings Ltd	151
96,255	e	Ethan Allen Interiors, Inc	2,437
455,200		Even Construtora e Incorporadora S.A.	1,753
434,000		Evergreen International Holdin	129
207,000		Ez Tec Empreendimentos e Participacoes S.A.	2,551
201,000		Feng TAY Enterprise Co Ltd	193

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

138		Fields Corp	$229
6,646		Fila Korea Ltd	504
751,899	*	Fisher & Paykel Appliances Holdings Ltd	306
55,300		Fiyta Holdings Ltd	60
1,805		Forbo Holding AG.	1,317
742,220		Formosa Taffeta Co Ltd	720
155,860		Forus S.A.	606
194,306	*	Fossil, Inc	25,645
21,291	e	Foster Electric Co Ltd	315
175,000		France Bed Holdings Co Ltd	364
80,000	e	Fujitsu General Ltd	605
25,100		Funai Electric Co Ltd	564
164,144	*,e	Furniture Brands International, Inc	276
1,080,700		Gafisa S.A.	2,546
593,530	*,e	Garmin Ltd	27,866
22,408		Genius Electronic Optical Co Ltd	227
113,353	e	Geox S.p.A.	371
62,766		Gerry Weber International AG.	2,408
348,149		Giant Manufacturing Co Ltd	1,537
64,683	*,e	G-III Apparel Group Ltd	1,838
83,556	e	Gildan Activewear, Inc	2,299
1,497,682		Gitanjali Gems Ltd	9,513
944,637		Glorious Sun Enterprises Ltd	322
470,000	e	Goodbaby International Holding	165
167,900		Grendene S.A.	911
94,528	e	GUD Holdings Ltd	806
1,432,000	e	Gunze Ltd	4,196
985,000	*,e	Haier Electronics Group Co Ltd	1,118
8,300		Hajime Construction Co Ltd	221
26,640		Handsome Co Ltd	783
235,220	*	Hanesbrands, Inc	6,948
60,559		Hansae Co Ltd	429
30,580		Hanssem Co Ltd	598
372,883		Harman International Industries, Inc	17,455
185,365		Hasbro, Inc	6,807
1,873,500	*	Haseko Corp	1,526
12,720		Hefei Meiling Co Ltd	6
75,600		Heiwa Corp	1,520
83,700		Helbor Empreendimentos S.A.	1,266
188,064	*,e	Helen of Troy Ltd	6,396
743,000	*	Hisense Kelon Electrical Holdings Co Ltd	165
430,783	*,e	Hovnanian Enterprises, Inc (Class A)	1,055
4,900	e	Hugo Boss AG.	564
329,488	e	Husqvarna AB (B Shares)	1,988
11,066		IC Companys AS	232
292,649	*	Iconix Brand Group, Inc	5,086
47,239		Indesit Co S.p.A.	295
274,300	*	Inpar S.A.	380
442,000	e	International Taifeng Holdings Ltd	165
113,751	*,e	iRobot Corp	3,101
171,909	e	Jakks Pacific, Inc	3,000
67,000		Japan Vilene Co Ltd	311
99,000		Japan Wool Textile Co Ltd	772
4,473,253	e	Jarden Corp	179,959
87,382		JBF Industries Ltd	190
203,699	*	Jinshan Development & Construction Co Ltd	86

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

127,638	e	JM AB	$2,364
77,900		Johnson Health Tech Co Ltd	242
18,337	*	Johnson Outdoors, Inc	350
374,083		Jones Apparel Group, Inc	4,699
148,200	*,e	JVC KENWOOD Holdings, Inc	661
869,319	e	KB Home	7,737
52,123	*	Kenneth Cole Productions, Inc (Class A)	839
9,000		Kinko Optical Co Ltd	14
563,500		Konka Group Co Ltd	141
106,845	*,e	K-Swiss, Inc (Class A)	438
462,000		Kurabo Industries Ltd	902
591,000		Kwong Fong Industries	276
1,555		Kyungbang Ltd	157
329,160		LAN FA Textile	118
246,001	*,e	La-Z-Boy, Inc	3,680
588,000		Le Saunda Holdings	211
90,400		Lealea Enterprise Co Ltd	38
335,614	*,e	Leapfrog Enterprises, Inc	2,806
325,713	e	Leggett & Platt, Inc	7,495
806,536	e	Lennar Corp (Class A)	21,922
184,677		LG Electronics, Inc	13,538
22,070		LG Fashion Corp	778
2,035,500	e	Li Ning Co Ltd	2,167
1,888,500		Li Peng Enterprise Co Ltd	661
75,373	*	Libbey, Inc	975
42,623	e	Lifetime Brands, Inc	479
417,605	*,e	Liz Claiborne, Inc	5,579
42,412	*,e	Lululemon Athletica, Inc	3,167
553,600		Luthai Textile Co Ltd	482
97,609	e	Luxottica Group S.p.A.	3,527
292,179		LVMH Moet Hennessy Louis Vuitton S.A.	50,279
69,518	*	M/I Homes, Inc	859
93,314	*	Maidenform Brands, Inc	2,101
8,907		Maisons France Confort	282
479,000		Makalot Industrial Co Ltd	1,429
537,600	e	Man Wah Holdings Ltd	315
52,522		Marcolin S.p.A	274
6,442	*,b	Mariella Burani S.p.A.	0	^
47,808	e	Marine Products Corp	284
8,300	e	Mars Engineering Corp	184
1,967,433	e	Matsushita Electric Industrial Co Ltd	18,346
728,480		Mattel, Inc	24,521
151,907	e	MDC Holdings, Inc	3,918
804,000		Meike International Holdings Ltd	48
294,000		Meiloon Industrial Co	114
528,000		Merida Industry Co Ltd	1,697
134,844	*	Meritage Homes Corp	3,649
114,000		Merry Electronics Co Ltd	190
92,100	*	Michael Kors Holdings Ltd	4,291
5,768,000	*	Ming Fung Jewellery Group Ltd	359
65,000		Mitsui Home Co Ltd	353
186,000		Mizuno Corp	1,034
435,000		Modern Internasional Tbk	135
217,817	*	Mohawk Industries, Inc	14,487
71,874		Movado Group, Inc	1,765
565,898		MRV Engenharia e Participacoes S.A.	4,015

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

285,822		Namco Bandai Holdings, Inc	$4,146
62,918	e	New Wave Group AB (B Shares)	325
712,620	e	Newell Rubbermaid, Inc	12,692
87,907		Nexity	2,784
21,300		Nidec Copal Corp	280
635,250		Nien Hsing Textile Co Ltd	454
1,623,610		Nike, Inc (Class B)	176,064
255,335	e	Nikon Corp	7,842
206,253	*	Nobia AB	972
21,900		Noritsu Koki Co Ltd	114
34,675	*	NVR, Inc	25,185
928,531		Onward Kashiyama Co Ltd	7,583
29,362		Oriental Weavers	105
56,689		Oxford Industries, Inc	2,881
874,017		Pace plc	1,045
894,637		Pacific Textile Holdings Ltd	599
198,000		PanaHome Corp	1,353
218,180	e	Pandora AS	2,531
4,773,926		PDG Realty S.A.	16,502
402,000	*,m	Peace Mark Holdings Ltd	0	^
1,569,000	e	Peak Sport Products Co Ltd	380
15,000		Pegas Nonwovens S.A.	355
48,685	*,e	Perry Ellis International, Inc	909
727,476		Persimmon plc	7,457
361,919		Phillips-Van Heusen Corp	32,330
363,100	*,e	Pioneer Corp	1,871
10,424,857		Playmates Holdings Ltd	4,036
461,895		Polaris Industries, Inc	33,326
71,428	*	Poltrona Frau S.p.A.	95
192,027		Pool Corp	7,186
661,000	e	Ports Design Ltd	970
2,687,230		Pou Chen Corp	2,340
1,552,000		Prime Success International Group Ltd	2,130
3,707,747	*	Pulte Homes, Inc	32,814
627,093	*	Quiksilver, Inc	2,533
267,001		Rajesh Exports Ltd	689
275,857	e	Ralph Lauren Corp	48,090
130,103		Raymond Ltd	1,084
328,515	*,e	Redrow plc	677
128,200		Restoque Comercio e Confeccoes de Roupas S.A.	2,648
25,316		RG Barry Corp	309
5,028	e	Rinnai Corp	364
30,800		Rodobens Negocios Imobiliarios S.A.	186
4,575	*	Rodriguez Group	24
26,300		Roland Corp	280
223,520		Rossi Residencial S.A.	1,207
1,040,000		Royale Furniture Holdings Ltd	355
626,962		Ruentex Industries Ltd	1,231
174,800	e	Ryland Group, Inc	3,370
540,834		S Kumars Nationwide Ltd	351
6,482		Sabaf S.p.A.	110
42,644	*	Safilo Group S.p.A.	270
55,774	*	Salvatore Ferragamo Italia S.p.A	1,156
269,000		Sampo Corp	76
1,227,000		Samson Holding Ltd	166
3,112,500	*,e	Samsonite International	5,666

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

36,276		Sangetsu Co Ltd	$960
36,227		Sankyo Co Ltd	1,783
144,000		Sanyo Electric Taiwan Co Ltd	151
125,000	e	Sanyo Shokai Ltd	340
220,507	*,e	Sealy Corp	445
29,959	e	SEB S.A.	2,491
684,812	e	Sega Sammy Holdings, Inc	14,403
132,000		Seiko Holdings Corp	320
1,507,430		Seiren Co Ltd	10,063
2,283,054		Sekisui Chemical Co Ltd	19,890
1,703,971		Sekisui House Ltd	16,825
192,500	*	Shanghai Haixin Group Co	82
1,659,311	e	Sharp Corp	12,222
996,000	e	Shenzhou International Group Holdings Ltd	1,916
54,304	e	Shimano, Inc	3,283
221,000		Shinkong Textile Co Ltd	307
143,863	*,e	Skechers U.S.A., Inc (Class A)	1,830
35,800	*,e	Skullcandy, Inc	567
33,185	e	Skyline Corp	254
2,637,251	e	Skyworth Digital Holdings Ltd	1,235
231,387	*	Smith & Wesson Holding Corp	1,793
876,666		Socovesa S.A.	470
34,341	*,e	SodaStream International Ltd	1,157
1,619,184	*,e	Sony Corp	33,870
29,424		SRF Ltd	143
13,300		SRI Sports Ltd	161
196,982	*,e	ST Dupont S.A.	121
386,146	*,e	Standard-Pacific Corp	1,722
19,000		Star Comgistic Capital Co Ltd	12
1,438,353	*,e	Steinhoff International Holdings Ltd	5,162
33,731	*	Steinway Musical Instruments, Inc	843
846,500		Stella International Holdings Ltd	2,057
174,962	*,e	Steven Madden Ltd	7,480
110,550	e	Sturm Ruger & Co, Inc	5,428
341,454	e	Sumitomo Forestry Co Ltd	3,117
40,983	*	Summer Infant, Inc	246
282,000		Sunny Optical Technology Group Co Ltd	104
83,113		Swatch Group AG.	38,208
244,949		Swatch Group AG. Reg	19,653
121,000	*,e	Sxl	327
97,000		Tainan Enterprises Co Ltd	124
180,000		Taiwan Paiho Ltd	141
20,400		Taiwan Sakura Corp	12
114,893		Takamatsu Corp	1,795
47,400	e	Tamron Co Ltd	1,536
2,017,138	*	Tatung Co Ltd	588
10,736,566	*	Taylor Woodrow plc	8,855
1,346,000		TCL Multimedia Technology Holdings Ltd	687
21,500	*	Technos S.A.	206
3,760,117	e	Techtronic Industries Co	5,091
284,600		Tecnisa S.A.	1,536
628,965	*	Tempur-Pedic International, Inc	53,103
43,305		Ten Cate NV	1,505
378,000		Texhong Textile Group Ltd	107
1,242,000	e	Texwinca Holdings Ltd	1,513
106,700	*	Thomson	292

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

9	*,m	Thomson (Non-Reg)	$0	^
342,422		Titan Industries Ltd	1,536
48,508	*	TK Chemical Corp	118
11,213	e	Tod’s S.p.A.	1,261
15,630		Token Corp	605
851,450	*	Toll Brothers, Inc	20,426
133,941	*,e	TomTom NV	618
72,168		Tomy Co Ltd	529
16,400		Touei Housing Corp	174
2,331,676		Toyobo Co Ltd	3,334
30,017		Trigano S.A.	517
1,198,000		Trinity Ltd	986
27,700		Trisul S.A.	39
169,026	*	True Religion Apparel, Inc	4,631
1,622,200	*	Tsann Kuen China Enterprise Co Ltd	242
158,300	e	TSI Holdings Co Ltd	1,002
17,056		TTK Prestige Ltd	985
1,890,771		Tupperware Corp	120,064
1,305,991		Turk Sise ve Cam Fabrikalari AS	2,484
172,515	*,e	Under Armour, Inc (Class A)	16,216
76,453	*	Unifi, Inc	739
624,000	*	Unitika Ltd	393
66,644	*	Universal Electronics, Inc	1,332
2,303,515	*,e	Urbi Desarrollos Urbanos S.A. de C.V	2,758
295	*	Vardhman Special Steels Ltd	0	^
5,436		Vardhman Textiles Ltd	21
76,609	*,e	Vera Bradley, Inc	2,313
201,118		Vestel Beyaz Esya Sanayi ve Ticaret AS	251
179,066	*	Vestel Elektronik Sanayi	224
510,919		VF Corp	74,584
996,299		Victory City International Hldgs Ltd	98
78,694		Videocon Industries Ltd	265
259,205		VIP Industries Ltd	509
148,627	e	Wacoal Holdings Corp	1,765
207,258	*	Warnaco Group, Inc	12,104
131,500	e	Weiqiao Textile Co	68
2,602,000		Welling Holding Ltd	405
32,167	e	Weyco Group, Inc	762
409,275		Whirlpool Corp	31,457
28,254	*	Whirlpool of India Ltd	110
226,512		Wolverine World Wide, Inc	8,422
160,780	*	Woongjin Chemical Co Ltd	125
94,350		Woongjin Coway Co Ltd	3,137
155,160		Wuxi Little Swan Co Ltd	193
2,643,500	e	XTEP International Holdings	1,200
20,350		Yamaha Corp	213
98,000		YGM Trading Ltd	317
22,000		Young Optics, Inc	88
44,890		Youngone Corp	859
10,670		Youngone Holdings Co Ltd	536
1,078,614	e	Yue Yuen Industrial Holdings	3,793
82,229	*,e	Zagg, Inc	874
87,570		Zeng Hsing Industrial Co Ltd	342
10,000	*	Zhonglu Co Ltd	6
22,260		Zig Sheng Industrial Co Ltd	9

		TOTAL CONSUMER DURABLES & APPAREL	2,055,922

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

CONSUMER SERVICES - 2.0%
202,053	*	888 Holdings plc	$205
15,456		Accor S.A.	552
2,873		Accordia Golf Co Ltd	2,177
130,920		Advtech Ltd	115
124,695	*	AFC Enterprises	2,115
711,000	e	Ajisen China Holdings Ltd	940
929,600		Alsea SAB de C.V.	1,322
255,000		Ambassador Hotel	324
85,401	e	Ambassadors Group, Inc	457
81,784	*,e	American Public Education, Inc	3,108
205,156		Ameristar Casinos, Inc	3,822
164,900		Anhanguera Educacional Participacoes S.A.	1,987
613,603	*	Apollo Group, Inc (Class A)	23,710
52,569	*,e	Archipelago Learning, Inc	585
553,748	e	Aristocrat Leisure Ltd	1,730
65,522	*	Ascent Media Corp (Series A)	3,098
58,300	*,e	Atom Corp	231
11,229		Autogrill S.p.A.	119
142,451	*,e	Bally Technologies, Inc	6,660
95,899	e	Benesse Corp	4,780
30,694		Benihana, Inc	401
1,467,372		Berjaya Sports Toto BHD	2,095
106,365	e	BETFAIR Group Ltd	1,477
91,432		Betsson AB (Series B)	2,688
95,462	*,e	BJ’s Restaurants, Inc	4,807
143,701		Bob Evans Farms, Inc	5,420
212,135	*,e	Boyd Gaming Corp	1,663
76,423	*,e	Bravo Brio Restaurant Group, Inc	1,525
70,618	*,e	Bridgepoint Education, Inc	1,748
731,876	e	Brinker International, Inc	20,163
73,656	*,e	Buffalo Wild Wings, Inc	6,680
122,900	*	Caesars Entertainment Corp	1,811
494,000		Cafe de Coral Holdings Ltd	1,374
71,927	*	Cambium Learning Group, Inc	191
106,764	*	Capella Education Co	3,838
132,127	*	Career Education Corp	1,065
65,309	*,e	Caribou Coffee Co, Inc	1,217
2,501,060		Carnival Corp	80,234
1,359,715		Carnival plc	43,455
51,076	*	Carrols Restaurant Group, Inc	779
98,138		CBRL Group, Inc	5,476
104,877		CEC Entertainment, Inc	3,976
1,850,000		Central Plaza Hotel PCL	772
1,514,040		Century City International	109
259,357	*,e	Cheesecake Factory	7,622
5,796,000	*	China LotSynergy Holdings Ltd	84
4,480,000		China Travel International Inv HK	917
107,178	*	Chipotle Mexican Grill, Inc (Class A)	44,800
59,964	e	Choice Hotels International, Inc	2,239
55,861		Churchill Downs, Inc	3,123
11,133		Cie des Alpes	247
66,425	e	City Lodge Hotels Ltd	686
30,919	*,e	Club Mediterranee S.A.	656
36,394	*	Codere S.A.	338

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

163,420	*,e	Coinstar, Inc	$10,385
75,000	e	Colowide Co Ltd	552
4,086,605		Compass Group plc	42,842
125,992	e	Consumers’ Waterheater Income Fund	1,250
690,106	*,e	Corinthian Colleges, Inc	2,857
63,279		Cox & Kings India Ltd	202
2,888		Credu Corp	105
294,105	e	Crown Ltd	2,654
9,000	e	Daisyo Corp	107
993,853		Darden Restaurants, Inc	50,846
547,942	*,e	Denny’s Corp	2,214
180,863		DeVry, Inc	6,126
68,151		Dignity plc	885
62,385	*	DineEquity, Inc	3,094
156,793	e	Domino’s Pizza UK & IRL plc	1,083
307,663		Domino’s Pizza, Inc	11,168
84,200		Doutor Nichires Holdings Co Ltd	1,109
63,962	e	Dunkin Brands Group, Inc	1,926
752,272		Echo Entertainment Group Ltd	3,430
64,127	*,e	Education Management Corp	878
482,747		Educomp Solutions Ltd	1,828
683,877	*	Egyptian for Tourism Resorts	130
67,227		EIH Ltd	113
23,174		Einstein Noah Restaurant Group, Inc	346
1,459,631	*	Enjoy S.A.	332
700,399	*	Enterprise Inns plc	661
84,800		Estacio Participacoes S.A.	915
31,247	*	Euro Disney SCA	213
60,901		Everonn Education Ltd	312
52,055		Famous Brands Ltd	339
331,560		First Hotel	225
165,389	e	Flight Centre Ltd	3,769
51,337		Formosa International Hotels Corp	729
48,000		Fortuna Entertainment Group NV	256
97,000	e	Fuji Kyuko Co Ltd	590
69,000	*	Fujita Kanko, Inc	259
456,473	*,e	Galaxy Entertainment Group Ltd	1,255
139,058	*,e	Gaylord Entertainment Co	4,283
2,891,715		Genting BHD	10,237
1,456,000	*	Genting Hong Kong Ltd	568
4,086,328	*,e	Genting International plc	5,545
4,866,000		Golden Resorts Group Ltd	495
109,953	*,e	Grand Canyon Education, Inc	1,953
16,230		Grand Korea Leisure Co Ltd	314
100,815	*	Great Canadian Gaming Corp	815
550,984		Greene King plc	4,520
663,000	e	GuocoLeisure Ltd	333
851,487		H&R Block, Inc	14,024
9,577		Hana Tour Service, Inc	381
246,086		Hillenbrand, Inc	5,648
45,400	e	HIS Co Ltd	1,388
12,227		Hotel Leela Venture Ltd	8
456,000		Hotel Properties Ltd	711
72,720		Hotel Shilla Co Ltd	3,100
254,050	*	Huangshan Tourism Development Co Ltd	322
328,063	*	Hurtigruten Group ASA	222

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

127,293	*	Hyatt Hotels Corp	$5,438
6,500		Ichibanya Co Ltd	196
245,919		Indian Hotels Co Ltd	308
169,547		Intercontinental Hotels Group plc	3,939
488,957		International Game Technology	8,210
114,790		International Speedway Corp (Class A)	3,185
160,058	e	Interval Leisure Group, Inc	2,785
154,029		Intralot S.A.-Integrated Lottery Systems & Services	147
246,227		Invocare Ltd	2,045
114,011	*,e	Isle of Capri Casinos, Inc	805
245,640	*,e	ITT Educational Services, Inc	16,247
174,634	*	Jack in the Box, Inc	4,186
214,753	*	Jamba, Inc	445
465,240		Jollibee Foods Corp	1,269
65,031	*	Jubilant Foodworks Ltd	1,502
100,736	*,e	K12, Inc	2,380
130,810		Kangwon Land, Inc	2,906
15,650	e	Kappa Create Co Ltd	336
142,900		KFC Holdings Malaysia BHD	175
23,300	e	Kisoji Co Ltd	453
805,000		Kosmopolito Hotels International Ltd	136
288,763	*,e	Krispy Kreme Doughnuts, Inc	2,108
108,186	*	Kroton Educacional S.A.	1,576
4,996		Kuoni Reisen Holding	1,836
12,400	e	Kura Corp	198
22,800	e	Kyoritsu Maintenance Co Ltd	480
2,263,055		Ladbrokes plc	5,793
356,500		Landmarks BHD	117
3,088,490		Las Vegas Sands Corp	177,804
139,891	*	Leofoo Development Co	91
166,282	*,e	Life Time Fitness, Inc	8,409
89,317		Lincoln Educational Services Corp	706
10,220	*	Lotte Tour Development Co Ltd	130
145,412	e	Lottomatica S.p.A.	2,761
43,561	*,e	Luby’s, Inc	264
68,343	e	Mac-Gray Corp	1,034
518,017		Macquarie Leisure Trust Group	596
108,362		Marcus Corp	1,360
571,157		Marriott International, Inc (Class A)	21,618
61,492	*,e	Marriott Vacations Worldwide Corp	1,753
1,449,693		Marston’s plc	2,275
319,400		Masterskill Education Group BHD	115
15,300	e	Matsuya Foods Co Ltd	303
113,934		Matthews International Corp (Class A)	3,605
3,855,167		McDonald’s Corp	378,192
16,957	e	McDonald’s Holdings Co Japan Ltd	450
7,858		MegaStudy Co Ltd	810
1,068,213	e	Melco International Development	1,020
51,371	*,e	Melco PBL Entertainment Macau Ltd (ADR)	699
2,000,000	e	MGM China Holdings Ltd	3,651
604,674	*	MGM Mirage	8,236
214,220		Millennium & Copthorne Hotels plc	1,646
6,246,000		Minor International PCL (Foreign)	2,894
341,881	*	Mitchells & Butlers plc	1,479
3,421		Modetour Network, Inc	91
51,545	*	Monarch Casino & Resort, Inc	531

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

94,183	*,e	Morgans Hotel Group Co	$466
36,300		MOS Food Services, Inc	688
176,931	*	Multimedia Games, Inc	1,939
1,164,000		NagaCorp Ltd	529
32,007		National American University Holdings, Inc	202
213,261		Navitas Ltd	786
105,012	*	NH Hoteles S.A.	383
81,466	*,e	O’Charleys, Inc	802
14,300		Ohsho Food Service Corp	346
136,091		OPAP S.A.	1,322
17,637		Orascom Development Holding AG.	342
14,894	*	Orbis S.A.	209
31,581	e	Oriental Land Co Ltd	3,388
3,920,796	*	Orient-Express Hotels Ltd (Class A)	39,992
395,000	e	Overseas Union Enterprise Ltd	739
395	e	Pacific Golf Group International Holdings KK	268
128,144		Paddy Power plc	8,071
768,436		Paliburg Holdings Ltd	225
179,110	*	Panera Bread Co (Class A)	28,822
127,975	*	Papa John’s International, Inc	4,820
10,603		Paradise Co Ltd	82
4,325,356		PartyGaming plc	10,735
50,672	*,e	Peet’s Coffee & Tea, Inc	3,735
609,656	*	Penn National Gaming, Inc	26,203
141,689		PF Chang’s China Bistro, Inc	5,600
801,500		Philweb Corp	311
6,428		Pierre & Vacances	210
249,189	*,e	Pinnacle Entertainment, Inc	2,868
57,326		Plenus Co Ltd	1,038
152,263		Prommethean World plc	180
235,500		QSR Brands BHD	492
793,666	e	Raffles Education Corp Ltd	291
207,089		Rank Group plc	428
55,346	*,e	Red Lion Hotels Corp	454
83,852	*,e	Red Robin Gourmet Burgers, Inc	3,118
737,000		Regal Hotels International Holdings Ltd	255
285,017	e	Regis Corp	5,253
4,523,800		Resorts World BHD	5,795
39,400	e	Resorttrust, Inc	642
275,981		Restaurant Group plc	1,307
19,420,000	e	Rexcapital Financial Holdings Ltd	1,726
100,634	*	Rezidor Hotel Group AB	362
19,200	e	Ringer Hut Co Ltd	248
87,400	e	Round One Corp	578
694,847		Royal Caribbean Cruises Ltd	20,449
33,700		Royal Holdings Co Ltd	381
316,735	*,e	Ruby Tuesday, Inc	2,892
194,358	*,e	Ruth’s Chris Steak House, Inc	1,475
40,000		Saizeriya Co Ltd	645
16,020,961		Sands China Ltd	62,556
226,903	*	Scientific Games Corp (Class A)	2,646
835,093		Service Corp International	9,403
1,418,000		Shanghai Jin Jiang International Hotels Group Co Ltd	199
224,984		Shanghai Jinjiang International Hotels Development Co Ltd	299
107,249		Shanghai Jinjiang International Travel Co Ltd	110
1,192,929	e	Shangri-La Asia Ltd	2,617

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,859		Shinsegae Food Co Ltd	$200
250,981	*	Shuffle Master, Inc	4,417
2,020,498		SITC International Co Ltd	633
162,475		Six Flags Entertainment Corp	7,599
2,851,239		SJM Holdings Ltd	5,811
28,447		SkiStar AB (Series B)	347
616,346		Sky City Entertainment Group Ltd	1,988
2,680,000	*,e	SMI Corp Ltd	86
54,499	*	Snai S.p.A.	113
85,768		Sodexho Alliance S.A.	7,042
77,742	e	Sol Melia S.A.	528
246,726	*,e	Sonic Corp	1,895
399,440		Sotheby’s (Class A)	15,714
49,682	e	Speedway Motorsports, Inc	928
889,542	*	Spirit Pub Co plc	875
657,911	e	Sportingbet plc	398
6,400	e	St Marc Holdings Co Ltd	254
674,000		Stamford Land Corp Ltd	298
370	e	Starbucks Coffee Japan Ltd	220
4,411,141		Starbucks Corp	246,539
898,418		Starwood Hotels & Resorts Worldwide, Inc	50,680
5,150	*	Steak N Shake Co	2,075
62,885	*	Steiner Leisure Ltd	3,071
304,207	e	Stewart Enterprises, Inc (Class A)	1,846
47,541	e	Strayer Education, Inc	4,482
126,629		Sun International Ltd	1,378
147,786		Tabcorp Holdings Ltd	417
924,807		Tattersall’s Ltd	2,369
243,960		Texas Roadhouse, Inc (Class A)	4,059
1,151,609	e	Thomas Cook Group plc	415
285,486	e	Tim Hortons, Inc (Toronto)	15,272
11,712	*	Tipp24 SE	612
537,000		Tokyo Dome Corp	1,855
210,000		Tokyotokeiba Co Ltd	323
6,000		Toridoll.corp	72
91,614	*	Town Sports International Holdings, Inc	1,157
166,714	*,e	TUI AG.	1,239
515,194		TUI Travel plc	1,617
74,385		Unibet Group plc (ADR)	2,085
143,658	e	Universal Technical Institute, Inc	1,895
140,501	e	Vail Resorts, Inc	6,077
28,900	e	WATAMI Co Ltd	620
191,295	e	Weight Watchers International, Inc	14,766
477,445		Wendy’s	2,392
169,632		Wetherspoon (J.D.) plc	1,116
37,234		Whitbread plc	1,098
1,732,709		William Hill plc	7,243
90,081	*	WMS Industries, Inc	2,138
30,000	*	Wowprime Corp	488
1,013,124		Wyndham Worldwide Corp	47,120
2,243,590	e	Wynn Macau Ltd	6,557
112,144		Wynn Resorts Ltd	14,005
335,000		YBM Sisa.com, Inc	1,947
50,000		Yomiuri Land Co Ltd	162
536	e	Yoshinoya D&C Co Ltd	694
3,194,238		Yum! Brands, Inc	227,366

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

6,694	*	Zee Learn Ltd	$2
92,700	e	Zensho Co Ltd	1,139

		TOTAL CONSUMER SERVICES	2,211,945

DIVERSIFIED FINANCIALS - 5.0%
164,363		3i Group plc	563
33,714		ABC Arbitrage	323
2,668,485		Aberdeen Asset Management plc	10,971
32,527		Ackermans & Van Haaren	2,755
1,398	*	Acom Co Ltd	31
172,106		Administradora de Fondos de Pensiones Provida S.A.	901
302,536	e	Advance America Cash Advance Centers, Inc	3,174
106,771	e	Aeon Credit Service Co Ltd	1,690
27,800		Aeon Credit Service M BHD	81
778,303		Aeon Thana Sinsap Thailand PCL	750
3,189,800		Aeon Thana Sinsap Thailand Pcl (ADR)	3,076
417,470	*,e	Affiliated Managers Group, Inc	46,677
1,498,310		African Bank Investments Ltd	7,795
172,943	e	AGF Management Ltd	2,684
191,350	*,e	Aiful Corp	401
68,377	e	Aker ASA (A Shares)	2,237
66,177	*	Altamir Amboise	651
1,448,977	*	American Capital Ltd	12,563
4,278,139		American Express Co	247,533
1,193,933		Ameriprise Financial, Inc	68,209
2,291,805		AMMB Holdings BHD	4,730
1,102,670	e	Apollo Investment Corp	7,906
397,433	e	Apollo Management LP	5,675
897,520	g	ARA Asset Management Ltd	1,093
559,636	e	Ares Capital Corp	9,150
252,210	e	Artio Global Investors, Inc	1,203
765,360		Ashmore Group plc	4,501
558,871		Australian Stock Exchange Ltd	19,218
22,472		Avanza AB	632
340,587		Ayala Corp	3,228
2,215	*	Ayala Corp Preferred	0	^
394,923		Azimut Holding S.p.A.	4,291
5,332		Bajaj Auto Finance Ltd	85
127,934		Banca Generali S.p.A	1,716
17,510		Banca IFIS S.p.A.	107
319,925		Banca Profilo S.p.A.	128
53,061,338		Bank of America Corp	507,797
3,507,910		Bank of New York Mellon Corp	84,646
45,128		Bank Sarasin & Compagnie AG.	1,415
377,838	e	BGC Partners, Inc (Class A)	2,792
60,986		BinckBank NV	662
467,165	e	BlackRock Kelso Capital Corp	4,588
244,608		BlackRock, Inc	50,120
7,504,419		Blackstone Group LP	119,620
4,154,603		BM&F Bovespa S.A.	25,581
28,946,648		Bolsa de Valores de Colombia	557
30,597		Bolsa de Valores de Lima S.A.	109
905,300		Bolsa Mexicana de Valores S.A. de C.V.	1,828
109,186		Bolsas y Mercados Espanoles	2,800
31,677	*	Boursorama	265
997,251		Brait S.A.	2,709

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

370,861	e	Brewin Dolphin Holdings plc	$1,050
416,871	*,e	Broadpoint Securities Group, Inc	567
81,634		BT Investment Management Ltd	187
85,021	*	Bure Equity AB	225
373,600		Bursa Malaysia BHD	901
133,603	e	Calamos Asset Management, Inc (Class A)	1,752
3,489	e	California First National Bancorp	54
40,432		Canaccord Capital, Inc	326
99,782	*,e	Canaccord Financial, Inc	830
1,919,018		Capital One Financial Corp	106,966
1,652,521		Capital Securities Corp	643
15,960		Capital Southwest Corp	1,509
143,579	e	Cash America International, Inc	6,882
142,542		CBOE Holdings, Inc	4,051
109,101		Century Leasing System, Inc	2,215
264,844		CETIP S.A.-Balcao Organizado de Ativos e Derivativos	4,396
1,458,889		Challenger Financial Services Group Ltd	5,746
2,030,972		Charles Schwab Corp	29,185
1,353,000		China Bills Finance Corp	589
2,982,000	e	China Everbright Ltd	4,527
3,540,000	*	China Financial International Investments Ltd	222
140,000	e	China Merchants China Direct Investments Ltd	207
3,236		Cholamandalam DBS Finance Ltd	12
202,349	e	CI Financial Corp	4,613
425,039	*	Citadel Capital Corp	218
278,500	*,e	CITIC Securities Co Ltd	560
12,079,883		Citigroup, Inc	441,520
194,520		Close Brothers Group plc	2,444
143,059		CME Group, Inc	41,391
71,553	e	Cohen & Steers, Inc	2,283
1,462,200	e	Compartamos SAB de C.V.	1,654
157,312		Compass Diversified Trust	2,327
961,275	*	Concord Securities Corp	244
750,986		Coronation Fund Managers Ltd	2,788
23,722		Corp Financiera Alba	1,032
128,064		Corp Financiera Colombiana S.A.	2,437
493,872	*	Cowen Group, Inc	1,338
15,967	*	Creades AB	317
27,489	*	Credit Acceptance Corp	2,777
1,628,000	e	Credit China Holdings Ltd	206
482,368		Credit Saison Co Ltd	9,835
2,426,298		Credit Suisse Group	69,154
27,398		DAB Bank AG.	145
322,391		Daewoo Securities Co Ltd	3,780
64,400		Daishin Securities Co Ltd	634
50,210		Daishin Securities Co Ltd PF	308
1,419,235	*,e	Daiwa Securities Group, Inc	5,655
72,816	e	Davis & Henderson Income Fund	1,351
216,751	*	DeA Capital S.p.A.	395
21,586	*,e	Deerfield Capital Corp	134
1,503,982		Deutsche Bank AG.	74,882
15,825	e	Deutsche Beteiligungs AG.	359
241,730		Deutsche Boerse AG.	16,276
12,177	e	Diamond Hill Investment Group, Inc	897
6,036,530		Discover Financial Services	201,258
171,862	*,e	Dollar Financial Corp	3,243

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

75,250		Dongbu Securities Co Ltd	$327
116,971		Duff & Phelps Corp	1,818
105,680	*	Dundee Corp	2,648
968,154	*	E*Trade Financial Corp	10,601
41,398		East Capital Explorer AB	349
221,410		Eaton Vance Corp	6,328
759,500		ECM Libra Financial Group BHD	196
105,492		Edelweiss Capital Ltd	57
72,240		EFG International	704
795,687		Egypt Kuwait Holding Co	912
508,477		Egyptian Financial Group-Hermes Holding	1,152
21,043	*	Elron Electronic Industries	98
58,932		Epoch Holding Corp	1,407
78,275	*	Eugene Investment & Securities Co Ltd	252
4,195	e	Eurazeo	214
108,781		Evercore Partners, Inc (Class A)	3,162
271,275	e	Exor S.p.A.	6,849
253,820	*	Ezcorp, Inc (Class A)	8,238
639,466		F&C Asset Management plc	684
645,000	*,e	Far East Horizon Ltd	516
218,106	*	FBR Capital Markets Corp	561
147,360	e	Federated Investors, Inc (Class B)	3,302
12,000	e	Fidus Investment Corp	168
290,437	e	Fifth Street Finance Corp	2,835
10,038		Fimalac	393
338,951	*,e	Financial Engines, Inc	7,579
155,738	*	First Cash Financial Services, Inc	6,680
320,415	*,e	First Marblehead Corp	391
3,708,000		First Pacific Co	4,112
4,954,618	e	FirstRand Ltd	15,333
407,684		FlexiGroup Ltd	974
515,685		Franklin Resources, Inc	63,960
23,886	e	Friedman Billings Ramsey Group, Inc (Class A)	530
12,744,029		Fubon Financial Holding Co Ltd	14,384
15,685,344	*	Fuhwa Financial Holdings Co Ltd	8,188
45,900		Fuyo General Lease Co Ltd	1,635
13,700	*	FX Alliance, Inc	215
70,494	e	FXCM, Inc	916
11,610	e	Gain Capital Holdings, Inc	58
26,577		GAMCO Investors, Inc (Class A)	1,318
117	e	GCA Savvian Group Corp	125
4,412,000		Get Nice Holdings Ltd	191
286,274	e	GFI Group, Inc	1,076
34,414		Gimv NV	1,755
121,400	e	Gladstone Capital Corp	985
137,107	e	Gladstone Investment Corp	1,038
19,448		Gluskin Sheff + Associates, Inc	291
162,166		GMP Capital, Inc	1,219
3,256,679		Goldman Sachs Group, Inc	405,033
34,716	e	Golub Capital BDC, Inc	530
68,827	*,e	Green Dot Corp	1,825
49,497	e	Greenhill & Co, Inc	2,160
64,556		Groupe Bruxelles Lambert S.A.	4,999
883	*	Groupe Bruxelles Lambert S.A. - STR VVPR	0	^
10,117,111		Guinness Peat Group plc	4,228
568,000	e	Guotai Junan International Hol	172

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

744,463		Haci Omer Sabanci Holding AS	$3,201
84,290		Hanwha Securities Co	367
293,213		Hargreaves Lansdown plc	2,286
127,228	*,e	Harris & Harris Group, Inc	528
78,863		Hellenic Exchanges S.A.	314
1,376,440		Henderson Group plc	2,810
306,640	e	Hercules Technology Growth Capital, Inc	3,398
336,370	*,e	HFF, Inc (Class A)	5,540
248,900		Hitachi Capital Corp	3,729
8,930	*	HMC Investment Securities Co Ltd	118
864,382	e	Hong Kong Exchanges and Clearing Ltd	14,548
1,194,000		Hongkong Chinese Ltd	196
391,747		Hyundai Securities Co	3,669
36,200	e	IBJ Leasing Co Ltd	945
683,157		ICAP plc	4,293
51,800	e	Ichiyoshi Securities Co Ltd	367
1,775,432		IFCI Ltd	1,458
676,397		IG Group Holdings plc	4,870
164,658	e	IGM Financial, Inc	7,668
87,314	*,e	Imperial Holdings, Inc	233
167,436		India Infoline Ltd	220
399,978		Indiabulls Financial Services Ltd	1,624
18,736		Indiabulls Securities Ltd	3
207,394		Industrivarden AB	3,082
1,829,637		Infrastructure Development Finance Co Ltd	4,848
9,962,830	*	ING Groep NV	82,971
95,612	e	Interactive Brokers Group, Inc (Class A)	1,625
173,061		Interbolsa S.A.	231
991,767	*	IntercontinentalExchange, Inc	136,289
9,896	f	Intergroup Financial Services Corp (purchased 08/18/10, cost $265)	327
1,114,024		Intermediate Capital Group plc	5,160
87,893	*	International Assets Holding Corp	1,855
345,122		International Personal Finance plc	1,481
153,941	*,e	Internet Capital Group, Inc	1,378
1,222,064		Invesco Ltd	32,592
305,543		Investec Ltd	1,883
92,704		Investec plc	567
172,948	*,e	Investment Technology Group, Inc	2,068
429,482		Investor AB (B Shares)	9,524
653,570		IOOF Holdings Ltd	3,915
11,971	*	Is Finansal Kiralama AS.	8
150,823		Is Yatirim Menkul Degerler AS	158
1,500,000	e	iShares Asia Trust - iShares FTSE/Xinhua A50 China Tracker	2,082
191,348	e	iShares MSCI Canada Index Fund	5,423
968,850		iShares MSCI EAFE Index Fund	53,190
426,457		iShares MSCI Emerging Markets	18,312
169,415	e	iShares Russell 2000 Index Fund	14,036
387,000		Jaccs Co Ltd	1,391
165,917	*,e	Jafco Co Ltd	4,070
4,499,801	e	Janus Capital Group, Inc	40,093
8,823,000	*,a,e	Japan Asia Investment Co Ltd	7,960
1,560,500	e	Japan Securities Finance Co Ltd	9,143
215,720	e	Jefferies Group, Inc	4,064
7,320,000	*	Jia Sheng Holdings Ltd	316
2,071,273		Jih Sun Financial Holdings Co Ltd	647
95,571		JMP Group, Inc	705

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

18,209,177	e	JPMorgan Chase & Co	$837,258
300,878	e	JSE Ltd	3,120
615,611		Julius Baer Group Ltd	24,857
343,120		Julius Baer Holding AG.	4,998
510,298		Jupiter Investment Management Group Ltd	2,033
846,000	e	K1 Ventures Ltd	68
113,800	e	kabu.com Securities Co Ltd	434
9,920,000	*	Kai Yuan Holdings Ltd	262
79,360	*	Kardan NV	131
15,075		KAS Bank NV	171
43,613	*	KBC Ancora	442
139,777	e	KBW, Inc	2,586
4,147,526		KGI Securities Co Ltd	1,755
382,392		Kinnevik Investment AB (Series B)	8,896
32,029		KIWOOM Securities Co Ltd	2,009
472,948	*,e	Knight Capital Group, Inc (Class A)	6,087
77,186	e	Kohlberg Capital Corp	533
530		Korea Development Financing Corp	10
67,850		Korea Investment Holdings Co Ltd	2,707
404,793		Kotak Mahindra Bank Ltd	4,336
82,410	*	KTB Securities Co Ltd	179
47,580		Kyobo Securities Co	232
429,719	*,e	Ladenburg Thalmann Financial Services, Inc	765
180,721		Lazard Ltd (Class A)	5,161
227,015		Legg Mason, Inc	6,341
536,738		Leucadia National Corp	14,009
315,819		London Stock Exchange Group plc	5,227
110,891	*	LPL Investment Holdings, Inc	4,207
91,563		Lundbergs AB (B Shares)	3,149
453,496	*	Macquarie Group Ltd	13,720
11,800		Mahindra & Mahindra Financial Services	156
85,586	e	Main Street Capital Corp	2,108
18,149,735		Man Group plc	39,196
437,886		Manappuram General Finance & Leasing Ltd	262
82,100	*,e	Manning & Napier, Inc	1,207
863,086	*	Marfin Investment Group S.A	331
170,391		MarketAxess Holdings, Inc	6,354
35,312		Marlin Business Services Corp	532
93,300		Marusan Securities Co Ltd	425
1,973,000		Masterlink Securities Corp	692
148,400	e	Matsui Securities Co Ltd	965
195,450		Maybank Kim Eng Securities Thailand PCL	96
302,036	e	MCG Capital Corp	1,284
58,791		Medallion Financial Corp	656
2,394,967		Mediobanca S.p.A.	14,066
75,975		Medley Capital Corp	856
241,284	*	Meritz finance Holdings Co Ltd	615
577,470		Meritz Securities Co Ltd	461
5,609,000		Metro Pacific Investments Corp	541
396,000		MIN XIN Holdings Ltd	207
29,741		Mirae Asset Securities Co Ltd	1,044
110,597		Mitsubishi UFJ Lease & Finance Co Ltd	4,890
97,693		MLP AG.	868
29,305	e	Monex Beans Holdings, Inc	6,471
708,753		Moody’s Corp	29,839
4,268,269		Morgan Stanley	83,829

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

323,149	*	MSCI, Inc (Class A)	$11,895
1,531,700	*	Mulpha International BHD	210
1,297,600		Multi-Purpose Holdings BHD	1,171
94,286	e	MVC Capital, Inc	1,238
608,573	*	Nasdaq Stock Market, Inc	15,762
100,313		Nelnet, Inc (Class A)	2,599
111,080	*,e	Netspend Holdings, Inc	862
34,319		New Mountain Finance Corp	472
97,420	*,e	NewStar Financial, Inc	1,083
96,888		NGP Capital Resources Co	635
76,683		NH Investment & Securities Co Ltd	435
39,914	e	Nicholas Financial, Inc	526
4,789,972	*	Nomura Holdings, Inc	21,350
52,000		Nomura Topix Exchange Traded Fund	549
85,170		Nordnet AB (Series B)	303
21,904,308		Norte Grande S.A.	289
666,195		Northern Trust Corp	31,611
796,765		NYSE Euronext	23,911
245,000		Okasan Holdings, Inc	1,042
341,574	e	OKO Bank (Class A)	3,785
97,781		Onex Corp	3,599
44,677	e	Oppenheimer Holdings, Inc	775
28,675		Oresund Investment AB	462
366,000	*	Orient Corp	415
295,312	*,e	ORIX Corp	28,372
342	e	Osaka Securities Exchange Co Ltd	1,901
703,000		OSK Holdings BHD	391
8,372		Pargesa Holding S.A.	602
29,146		Partners Group	5,686
1,239,600		Pearl Oriental Innovation Ltd	106
196,536		PennantPark Investment Corp	2,044
517,000	*,m	Peregrine Investment Holdings	0	^
99,241	e	Perpetual Trustees Australia Ltd	2,619
174,200		Phatra Capital PCL	186
223,591	*,e	PHH Corp	3,459
14,900		Philippine Stock Exchange, Inc	132
90,923	*,e	Pico Holdings, Inc	2,132
197,124	*,e	Pinetree Capital Ltd	271
378,585		Pioneers Holding	240
79,526	*	Piper Jaffray Cos	2,117
271,967	e	Platinum Asset Mangement Ltd	1,148
492,677		Power Finance Corp Ltd	1,786
153,283	e	PowerShares QQQ Trust Series	10,354
1,795,640		President Securities Corp	974
474,927	e	Prospect Capital Corp	5,215
243,246		Provident Financial plc	4,460
1,889,000		PT Clipan Finance Indonesia Tbk	105
480,000		Public Financial Holdings Ltd	195
36,545	e	Pzena Investment Management, Inc (Class A)	214
222,529		Quest Capital Corp	364
63,963		Rathbone Brothers	1,304
43,136	e	Ratos AB (B Shares)	599
467,389		Raymond James Financial, Inc	17,074
145,671		Reliance Capital Ltd	1,122
1,044,938		Remgro Ltd	18,183
99,247	*	RHJ International	586

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

34,418		Ricoh Leasing Co Ltd	$802
688,000	*	Rising Development Holdings	89
1,739,778		RMB Holdings Ltd	7,102
442,130		Rural Electrification Corp Ltd	1,780
83,774	*,e	Safeguard Scientifics, Inc	1,441
75,329		Samsung Card Co	2,625
80,636		Samsung Securities Co Ltd	4,067
118,242		Sanders Morris Harris Group, Inc	782
40,000	*	Sawada Holdings Co Ltd	301
15,488	*,e	SBI Holdings, Inc	1,478
109,869		Schroders plc	2,777
599,662	e	SEI Investments Co	12,407
5	*,m	SFCG Co Ltd	0	^
385,000		Shenyin Wanguo HK Ltd	112
2,790		Shinyoung Securities Co Ltd	77
154,664		Shriram Transport Finance Co Ltd	1,819
1,012,849		Singapore Exchange Ltd	5,602
126,570		SK Securities Co Ltd	148
89,650	*	SKS Microfinance Pvt Ltd	209
2,473,246		SLM Corp	38,978
200,442	*,e	SNS Reaal	512
108,670		Solar Capital Ltd	2,398
38,641	e	Solar Senior Capital Ltd	623
1,080	*	Sparx Group Co Ltd	101
101,066	e	SPDR S&P MidCap 400 ETF Trust	18,260
1,054,160	e	SPDR Trust Series 1	148,341
63,868	e	Sprott, Inc	397
409,246		SREI Infrastructure Finance Ltd	208
2,364,720		State Street Corp	107,595
236,746	*	Stifel Financial Corp	8,958
4,620,000	*	Sun Innovation Holdings Ltd	108
2,677		Sundaram Finance Ltd	34
402,388		Suramericana de Inversiones S.A.	7,017
11,691		Swissquote Group Holding S.A.	452
199,393	e	SWS Group, Inc	1,141
853,272	e	T Rowe Price Group, Inc	55,719
498,000		Ta Chong Securities Co Ltd	151
2,005,300		Ta Enterprise BHD	376
294,337		Tai Fook Securities Group Ltd	101
90,000		Taiwan Acceptance Corp	188
170,000	*	Takagi Securities Co Ltd	249
624,000	*	Tanrich Financial Holdings Ltd	43
1,140		Tata Investment Corp Ltd	10
542,428	e	TD Ameritrade Holding Corp	10,708
293,064		Tetragon Financial Group Ltd	2,080
34,427	e	THL Credit, Inc	443
127,127		TICC Capital Corp	1,238
177,019		TMX Group, Inc	7,951
448,680		Tokai Tokyo Securities Co Ltd	1,692
61,642		Tong Yang Investment Bank	300
94,000		Transpac Industrial Holdings Ltd	142
90,075	e	Triangle Capital Corp	1,779
300,696		Tullett Prebon plc	1,684
1,055,915	*	UBS A.G.	14,804
8,092,244	*	UBS AG. (Switzerland)	113,411
5,500		Union Financiere de France BQE S.A.	160

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,088,565		UOB-Kay Hian Holdings Ltd	$1,465
142,337	*	Uranium Participation Corp	813
844,000	e	Value Partners Group Ltd	513
7,233		Verwalt & Privat-Bank AG.	614
24,998	*	Virtus Investment Partners, Inc	2,144
57,405		Vontobel Holding AG.	1,456
103,050	*	Vostok Nafta Investment Ltd	486
239,520		Waddell & Reed Financial, Inc (Class A)	7,763
103,260		Walter Investment Management Corp	2,329
56,996		Warsaw Stock Exchange	752
3,107,368		Waterland Financial Holdings	1,072
25,828		Westwood Holdings Group, Inc	1,000
21,880		Woori Financial Co Ltd	310
161,423		Woori Investment & Securities Co Ltd	1,869
59,188	*,e	World Acceptance Corp	3,625

		TOTAL DIVERSIFIED FINANCIALS	5,481,899

ENERGY - 10.3%
181,667		Aban Offshore Ltd	1,544
326,363	*,e	Abraxas Petroleum Corp	1,018
29,544	*,e	Acergy S.A.	783
24,985,227		Adaro Energy Tbk	5,279
226,307	*	Advantage Oil & Gas Ltd	760
348,364	*,m	AET&D Holdings No 1 Ptd Ltd	0	^
8,403,685	*	Afren plc	17,967
202,420		Aker Kvaerner ASA	3,428
273,100		Alam Maritim Resources BHD	65
394,330		Alliance Holdings GP LP	17,173
100,715	e	Alon USA Energy, Inc	911
820,425	*	Alpha Natural Resources, Inc	12,479
129,419	e	AltaGas Income Trust	4,016
90,273		AMEC plc	1,602
1,104,678	*,e	Amerisur Resources plc	455
73,253	*,e	Amyris Biotechnologies, Inc	379
3,057,638		Anadarko Petroleum Corp	239,535
89,000	*	Angle Energy, Inc	503
226,605	e	Anglo Pacific Group plc	1,140
184,000		Anhui Tianda Oil Pipe Co Ltd	32
1,276,000		Anton Oilfield Services Group	184
51,300		AOC Holdings, Inc	305
1,833,871		Apache Corp	184,194
35,742	e	APCO Argentina, Inc	2,437
99,047	*,e	Approach Resources, Inc	3,660
219,538	*,e	Aquila Resources Ltd	1,139
229,062	e	ARC Energy Trust	5,259
378,104	e	Arch Coal, Inc	4,049
129,801	*,e	Archer Ltd	323
217,627	*,e	Athabasca Oil Sands Corp	2,420
194,623	*,e	ATP Oil & Gas Corp	1,430
349,903	*	Atwood Oceanics, Inc	15,707
559,305	*	Aurelian Oil & Gas plc	179
460,113	*,e	Aurora Oil and Gas Ltd	1,812
1,090,024		Australian Worldwide Exploration Ltd	2,259
1,568,440	*	Bahamas Petroleum Co plc	270
1,539,175		Baker Hughes, Inc	64,553
114,392	*,e	Bandanna Energy Ltd	92

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,656,200		Bangchak Petroleum PCL	$1,273
303,626	*	Bankers Petroleum Ltd	1,254
254,950		Banpu PCL	5,038
8,200		Banpu PCL (ADR)	161
98,127	*,e	Basic Energy Services, Inc	1,703
552,316	e	Baytex Energy Trust	28,678
343,136	*,m	Beach Energy Ltd	523
2,745,090	e	Beach Petroleum Ltd	4,182
144,000	*,e	Bellatrix Exploration Ltd	759
232,665		Berry Petroleum Co (Class A)	10,965
6,457,912		BG Group plc	149,737
273,529		Bharat Petroleum Corp Ltd	3,755
224,544	*,e	Bill Barrett Corp	5,840
117,699	*,e	Birchcliff Energy Ltd	855
362,400	*,e	BlackPearl Resources, Inc	1,533
174,000	*	BNK Petroleum, Inc	286
37,900	*	Bonanza Creek Energy, Inc	828
106,857	e	Bonavista Energy Trust	2,164
35,302	e	Bonterra Oil & Gas Ltd	1,725
517,045	*,e	Borders & Southern Petroleum plc	566
54,344	e	Bourbon S.A.	1,618
330,000		Boustead Singapore Ltd	228
766,894	*	BowLeven plc	1,229
13,941,203		BP plc	103,824
1,094,902		BP plc (ADR)	49,271
392,141	*,e	BPZ Energy, Inc	1,580
		Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos
205,000	*	Vegetais S.A.	48
3,155,000	e	Brightoil Petroleum Holdings Ltd	786
144,579		Bristow Group, Inc	6,901
1,102,100	*	Bumi Armada BHD	1,586
477,107	e	BW Offshore Ltd	636
74,400	*,e	C&C Energia Ltd	579
60,020	*,e	C&J Energy Services, Inc	1,068
789,127		Cabot Oil & Gas Corp	24,597
1,061,768		Cairn Energy plc	5,500
95,184	*	Cairn India Ltd	625
543,920	*,e	Cal Dive International, Inc	1,795
109,886		Calfrac Well Services Ltd	3,074
328,701	*,e	Callon Petroleum Co	2,068
48,488		Caltex Australia Ltd	698
325,034	*	Cam Finanziaria S.p.A.	152
338,255	e	Cameco Corp	7,261
1,141,772	*	Cameron International Corp	60,320
109,300	e	Canadian Energy Services & Technology Corp	1,288
1,240,820		Canadian Natural Resources Ltd (Canada)	41,126
1,376,165	e	Canadian Oil Sands Trust	29,029
174,584	e	Canyon Services Group, Inc	2,128
553,614		Capital Product Partners LP	4,490
52,284	e	CARBO Ceramics, Inc	5,513
150,925	*	Carrizo Oil & Gas, Inc	4,265
21,363		CAT Oil AG.	178
116,911	*,e	Celtic Exploration Ltd	1,704
3,042,894		Cenovus Energy, Inc	109,362
2,238,023	e	Cenovus Energy, Inc (Toronto)	80,550
137,400	*	Cequence Energy Ltd	182

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

13,100	*	Ceres, Inc	$209
139,949	*,e	Chariot Oil & Gas Ltd	443
720,011	*,e	Cheniere Energy, Inc	10,786
1,492,051		Chesapeake Energy Corp	34,571
9,449,253		Chevron Corp	1,013,338
462,000		China Aviation Oil Singapore Corp Ltd	430
8,052,000		China Coal Energy Co	9,031
2,858,000		China Oilfield Services Ltd	4,111
1,846,000	*	China Qinfa Group Ltd	424
6,815,799		China Shenhua Energy Co Ltd	28,829
633,000	e	China Suntien Green Energy Cor	117
362,279	*	Chinook Energy Inc	527
330,178		Cimarex Energy Co	24,919
1,090,997	*,e	Circle Oil plc	371
23,454	*,e	Clayton Williams Energy, Inc	1,863
188,240	*,e	Clean Energy Fuels Corp	4,006
319,549	*	Cloud Peak Energy, Inc	5,090
53,308,000		CNOOC Ltd	109,120
1,055,319		Coal India Ltd	7,131
2,586,086	*	Cobalt International Energy, Inc	77,660
1,541,008	*	Cockatoo Coal Ltd	608
15,020	*	Compagnie Generale de Geophysique S.A.	446
192,586	*,e	Comstock Resources, Inc	3,049
2,151,867	*	Concho Resources, Inc	219,663
1,507,757	*	Connacher Oil and Gas Ltd	1,451
4,798,115		ConocoPhillips	364,705
608,483		Consol Energy, Inc	20,749
80,979	*	Contango Oil & Gas Co	4,770
341,328	*,e	Continental Resources, Inc	29,293
293,002	e	Core Laboratories NV	38,550
223,388	*,e	Corridor Resources, Inc	188
218,570	e	Cosmo Oil Co Ltd	610
1,229,384	*,e	Cove Energy plc	4,213
2,837,837	e	Crescent Point Energy Corp	122,168
134,628	*	Crew Energy, Inc	1,285
47,788	*,e	Crimson Exploration, Inc	198
53,942		CropEnergies AG.	364
250,125		Crosstex Energy, Inc	3,537
572,716	*	CVR Energy, Inc	15,320
606,128	*	Dart Energy Ltd	189
30,430	*	Dawson Geophysical Co	1,045
269,100		Dayang Enterprise Holdings BHD	180
113,500	*	Deep Sea Supply plc	256
668,838	*	Deep Yellow Ltd	73
61,516		Delek US Holdings, Inc	954
8,061,166	*	Denbury Resources, Inc	146,955
395,408	*	Denison Mines Corp	614
74,095	*	Det Norske Oljeselskap ASA	1,147
1,003,623	*	Devon Energy Corp	71,378
236,337	e	DHT Maritime, Inc	227
245,268	e	Diamond Offshore Drilling, Inc	16,372
1,475,354	*,e	DNO International ASA	2,618
25,653	*	Dockwise Ltd	529
2,558,199	e	Dragon Oil plc	25,569
276,620	*	Dresser-Rand Group, Inc	12,832
140,104	*,e	Dril-Quip, Inc	9,110

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,600,000	*	Dynamic Energy Holdings Ltd	$22
9,454,092		Ecopetrol S.A.	28,729
69,045	e	Ecopetrol S.A. (ADR)	4,218
3,091,918		El Paso Corp	91,366
151,015	*	Electromagnetic GeoServices AS	446
72,711	e	Enbridge Income Fund	1,560
1,138,810	e	Enbridge, Inc	44,230
713,023	e	EnCana Corp	14,004
283,164	*,e	Endeavour International Corp	3,355
165,718		Enerflex Ltd	1,861
159,369		Energen Corp	7,833
218,341	*,e	Energy Partners Ltd	3,627
1,015,023	*,e	Energy Resources of Australia Ltd	1,361
375,768		Energy Transfer Partners LP	17,627
374,761	*,e	Energy XXI Bermuda Ltd	13,533
164,576	e	Enerplus Resources Fund	3,686
3,240,020		ENI S.p.A.	75,930
1,717,723	*	Enquest plc (London)	3,464
877,212		Ensco International plc (ADR)	46,431
323,793	e	Ensign Energy Services, Inc	4,840
640,233		EOG Resources, Inc	71,130
411,185		Equitable Resources, Inc	19,823
161,153		ERG S.p.A.	1,429
362,390	*,e	Essar Energy plc	901
245,700		Esso Malaysia BHD	286
5,636		Esso SA Francaise	553
2,520,000		Esso Thailand PCL	1,046
105,932	e	Etablissements Maurel et Prom	1,865
27,368	f	Eurasia Drilling Co Ltd (GDR) (purchased 10/06/10, cost $677)	756
30,174	*	Euronav NV	274
62,482	*	Evolution Petroleum Corp	581
936,788	e	EXCO Resources, Inc	6,211
57,226		Exmar NV	494
252,713	*,e	Exterran Holdings, Inc	3,333
19,372,893	e	Exxon Mobil Corp	1,680,211
1,657,000	e	Ezion Holdings Ltd	1,299
697,200	e	Ezra Holdings Ltd	639
226,096	*	Fairborne Energy Ltd	499
134,810	*	Falkland Oil & Gas Ltd	139
190,854	*,e	Faroe Petroleum plc	511
62,990	*	Flint Energy Services Ltd	1,574
1,131,008	*	FMC Technologies, Inc	57,025
250,069	*	Forest Oil Corp	3,031
1,910,580		Formosa Petrochemical Corp	5,973
102,305		Fred Olsen Energy ASA	4,016
128,392	e	Freehold Royalty Trust	2,522
189,011	e	Frontline Ltd	1,453
74,818	e	Frontline Ltd (Norway)	573
7,430		Fugro NV	530
207,365	*	FX Energy, Inc	1,128
124,007	*	Galleon Energy, Inc	274
25,396		Galp Energia SGPS S.A.	418
82,000	*,e	Gasfrac Energy Services, Inc	617
228,832	*	Gastar Exploration Ltd	684
9,186,203		Gazprom OAO (ADR)	112,346
55,485	e	Gazpromneft OAO (ADR)	1,485

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

4,815,000	*	Genesis Energy Holdings Ltd	$152
44,441	*,e	Geokinetics, Inc	78
81,150	*,e	Georesources, Inc	2,657
43,679	*,e	Gevo, Inc	401
85,000	e	Gibson Energy, Inc	1,796
66,826	*,e	Global Geophysical Services, Inc	709
94,078	*	Gloucester Coal Ltd	794
298,753	*,e	GMX Resources, Inc	379
195,256	e	Golar LNG Ltd	7,429
94,149	*,e	Goodrich Petroleum Corp	1,791
47,943		Great Eastern Shipping Co Ltd	230
73,587	*,e	Green Plains Renewable Energy, Inc	794
187,077	*	Grupa Lotos S.A.	1,637
99,259		GS Holdings Corp	5,710
276,456	*	Guildford Coal Ltd	202
89,633	e	Gulf Island Fabrication, Inc	2,624
1,203,698	*,e	Gulf Keystone Petroleum Ltd	5,061
120,713	*	Gulfmark Offshore, Inc	5,548
170,523	*	Gulfport Energy Corp	4,966
251,544	*	Gulfsands Petroleum plc	593
9,521	e	Hallador Petroleum Co	84
3,202,320		Halliburton Co	106,285
1,857		Hankook Shell Oil Co Ltd	352
74,919	*	Hardy Oil & Gas plc	184
52,072		Hargreaves Services plc	998
127,032	*,e	Harvest Natural Resources, Inc	899
385,480	*,e	Heckmann Corp	1,661
750,642	*	Helix Energy Solutions Group, Inc	13,361
163,908		Hellenic Petroleum S.A.	1,271
645,641		Helmerich & Payne, Inc	34,832
571,007	*,e	Hercules Offshore, Inc	2,701
276,005	e	Heritage Oil Ltd	619
1,217,509		Hess Corp	71,772
235,849		Hindustan Oil Exploration	519
59,700		Hindustan Petroleum Corp Ltd	356
1,196,908		Holly Corp	38,481
1,549,000	*	Honghua Group Ltd	227
1,394,691	*,e	Horizon Oil Ltd	463
133,660	*	Hornbeck Offshore Services, Inc	5,618
64,153	e	Houston American Energy Corp	335
7,700	*	HRT Participacoes em Petroleo SA	2,667
294,575		Hunting PLC	4,464
951,982	e	Husky Energy, Inc	24,223
641,195	*,e	Hyperdynamics Corp	827
92,925	e	Idemitsu Kosan Co Ltd	9,298
817,306	e	Imperial Oil Ltd	37,135
1,017,418		Inner Mongolia Yitai Coal Co	5,447
1,819		Inpex Holdings, Inc	12,368
712,937	*	ION Geophysical Corp	4,598
37,725,200		IRPC PCL	5,721
5,237	*,e	Isramco, Inc	457
102,353		Itochu Enex Co Ltd	607
628,773	*,e	Ivanhoe Energy, Inc	681
202,618	*,e	James River Coal Co	1,037
3,200	e	Japan Drilling Co Ltd	102
8,554		Japan Petroleum Exploration Co	401

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

8,078	*	Jerusalem Oil Exploration	$153
233,085		JKX Oil & Gas plc	597
745,065		John Wood Group plc	8,543
1,919,761		JX Holdings, Inc	11,978
58,000		Kanto Natural Gas Development Ltd	302
239,287	*	Karoon Gas Australia Ltd	1,618
1,007,300		Kencana Petroleum BHD	1,037
551,549	*,e	Key Energy Services, Inc	8,521
164,720	e	Keyera Facilities Income Fund	6,794
597,184	e	Kinder Morgan, Inc	23,081
24,300	*,e	KiOR, Inc (Class A)	325
84,231	e	Knightsbridge Tankers Ltd	1,211
1,148,425		KNM Group BHD	313
2,255,384	*,e	Kodiak Oil & Gas Corp	22,464
646,628	*,e	Kosmos Energy LLC	8,561
215,106	*,e	Kvaerner ASA	612
108,968	*,e	L&L Energy, Inc	267
1,177,061	*	Laredo Petroleum Holdings, Inc	27,590
168,000	*	Legacy Oil & Gas, Inc	1,560
373,336		Linc Energy Ltd	445
24,800		Longview Oil Corp	244
39,416		Lubelski Wegiel Bogdanka S.A.	1,613
312,347		Lufkin Industries, Inc	25,191
961,675		LUKOIL (ADR)	58,036
38,973	*,e	Lundin Petroleum AB	836
434,192	*,e	Magnum Hunter Resources Corp	2,783
4,120,961		Marathon Oil Corp	130,634
1,358,595		Marathon Petroleum Corp	58,909
222,505		Maridive & Oil Services SAE	297
898,478	*,e	Matador Resources Co	9,838
43,583	e	Matrix Composites & Engineering Ltd	161
111,556	*,e	Matrix Service Co	1,563
105,932	*	Maurel & Prom Nigeria	292
978,351	*	McDermott International, Inc	12,533
395,058	*,e	McMoRan Exploration Co	4,227
117,608	*	MEG Energy Corp	4,535
79,071		Melrose Resources plc	156
364,800	e	Miclyn Express Offshore Ltd	846
64,714	*	Midnight Oil Exploration Ltd	322
2,470,000	e	MIE Holdings Corp	805
231,160	*,e	Miller Petroleum, Inc	975
44,342	*,e	Mitcham Industries, Inc	996
33,800		Mitsuuroko Co Ltd	217
40,600	e	Modec, Inc	845
68,893	*,e	MOL Hungarian Oil and Gas plc	5,748
527,574	*	Molopo Energy Ltd	359
12,743,117	*	Mongolia Energy Co ltd	1,067
129,559		Motor Oil Hellas Corinth Refineries S.A.	1,054
191,498	e	Mullen Group Ltd	4,024
763,754		Murphy Oil Corp	42,976
1,398,150	*	Nabors Industries Ltd	24,454
482,904	*	Nagarjuna Oil Refinery Ltd	61
200,800	e	NAL Oil & Gas Trust	1,600
38,680	*	Naphtha Israel Petroleum Corp Ltd	151
1,816,639		National Oilwell Varco, Inc	144,368
55,455	*	Natural Gas Services Group, Inc	732

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

111,843	*	Nautical Petroleum plc	$567
536,893	e	Neste Oil Oyj	6,610
314,706	*,e	New Brazil Holding ASA	243
761,355		New Zealand Oil & Gas Ltd	481
296,933	*	Newfield Exploration Co	10,298
994,000		Newocean Energy Holdings Ltd	211
350,465	*,e	Newpark Resources, Inc	2,870
768,660		Nexen, Inc	14,095
1,117,197	*	Nexus Energy Ltd	257
40,810	e	Niko Resources Ltd	1,436
59,200	e	Nippon Gas Co Ltd	940
674,916		Noble Energy, Inc	65,993
198,765	e	Nordic American Tanker Shipping	3,156
237,837	e	Northern Offshore Ltd	517
249,366	*,e	Northern Oil And Gas, Inc	5,172
282,500	*,e	Norwegian Energy Co AS	388
362,337	f	NovaTek OAO (GDR) (purchased 04/24/08, cost $37,132)	49,242
231,779	*,e	NuVista Energy Ltd	857
234,689	*,e	Oasis Petroleum, Inc	7,235
6,432,915		Occidental Petroleum Corp	612,606
383,476		Oceaneering International, Inc	20,666
2,562,777	*	OGX Petroleo e Gas Participacoes S.A.	21,199
1,207,942	*	Oil Refineries Ltd	710
181,566	*	Oil States International, Inc	14,173
135,461		OMV AG.	4,818
90,700	*	Open Range Energy Corp	109
216,191	*	Ophir Energy plc	1,753
1,412,883		Origin Energy Ltd	19,550
164,700	*	OSX Brasil S.A.	1,471
110,862	e	Overseas Shipholding Group, Inc	1,400
20,855	*	OYO Geospace Corp	2,197
796,920	*,e	PA Resources AB	206
213,362	*,e	Pacific Asia Petroleum, Inc	213
25,459		Pacific Rubiales Energy Corp	741
758,114		Pacific Rubiales Energy Corp (Toronto)	22,148
999,773	*	Paladin Resources Ltd	1,908
28,288	e	Panhandle Oil and Gas, Inc (Class A)	834
159,561		Paramount Energy Trust	120
62,089	*,e	Paramount Resources Ltd (Class A)	1,785
490,576	*	Parker Drilling Co	2,929
172,115	e	Parkland Income Fund	2,316
137,256	e	Pason Systems, Inc	1,932
520,138	*,e	Patriot Coal Corp	3,246
675,234		Patterson-UTI Energy, Inc	11,675
9,093		Paz Oil Co Ltd	1,247
559,744		Peabody Energy Corp	16,210
372,368	e	Pembina Pipeline Income Fund	10,520
301,995	e	Pengrowth Energy Trust	2,831
176,980	e	Penn Virginia Corp	805
685,712	e	Penn West Energy Trust	13,399
389,200	*	Perdana Petroleum BHD	80
112,239	e	PetroBakken Energy Ltd	1,869
252,635	*	Petrobank Energy & Resources Ltd	4,007
1,342,758		Petrofac Ltd	37,421
650,672	e	Petroleo Brasileiro S.A (ADR)	16,631
5,579,898		Petroleo Brasileiro S.A.	74,278

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

413,000		Petroleo Brasileiro S.A. (ADR)	$10,969
7,585,366		Petroleo Brasileiro S.A. (Preference)	97,027
124,457	*	Petroleum Development Corp	4,616
295,990	*	Petroleum Geo-Services ASA	4,334
137,511	e	Petrominerales Ltd	2,557
724,000		Petronas Dagangan BHD	4,480
563,223	e	Petroplus Holdings AG.	131
221,617	*,e	Petroquest Energy, Inc	1,361
181,002	e	Peyto Energy Trust	2,972
74,273	*,e	PHI, Inc	1,719
235,674	*	Pioneer Drilling Co	2,074
474,891		Pioneer Natural Resources Co	52,993
332,134	*	Plains Exploration & Production Co	14,166
363,491	*,e	Polarcus Ltd	361
3,608,966		Polish Oil & Gas Co	4,691
505,441	*	Polski Koncern Naftowy Orlen S.A.	6,075
646,258	*	Precision Drilling Trust	6,492
978,406	*	Premier Oil plc	6,147
134,898	e	ProEx Energy Ltd	1,352
541,208	e	ProSafe ASA	4,307
697,800	e	Provident Energy Trust	8,423
6,907,000	*	PT Benakat Petroleum Energy	151
21,149,000		PT Bumi Resources Tbk	5,427
7,693,000	*	PT Delta Dunia Petroindo Tbk	513
3,973,500		PT Elnusa	100
55,650,600	*	PT Energi Mega Persada Tbk	1,116
655,500		PT Harum Energy Indonesia Tbk	586
1,505,000		PT Indika Energy Tbk	416
1,201,500		PT Indo Tambangraya Megah	5,722
2,639,500		PT Medco Energi Internasional Tbk	621
201,000		PT Resource Alam Indonesia Tbk	155
9,935,134		PT Tambang Batubara Bukit Asam Tbk	22,293
1,619,069		PTT Exploration & Production PCL	9,166
1,832,750		PTT PCL	21,029
27,500		PTT PCL (ADR)	316
395,563		Questar Market Resources, Inc	12,065
375,067	*	Questerre Energy Corp	274
254,695	*,e	Quicksilver Resources, Inc	1,284
362,739		Range Resources Corp	21,090
61,600	*	Refinaria de Petroleos de Manguinhos S.A.	42
925,323		Refineria La Pampilla S.A. Relapasa	368
2,088,044		Reliance Industries Ltd	30,787
16,600	*	Renewable Energy Group, Inc	172
775,439	*,e	Rentech, Inc	1,613
633,126		Repsol YPF S.A.	15,916
178,618	*,e	Resolute Energy Corp	2,033
144,250	*,e	Rex Energy Corp	1,541
42,729	*	Rex Stores Corp	1,312
26,669	*	RigNet, Inc	468
1,872,584	*	Roc Oil Co Ltd	780
3,397,785	*,e	Rockhopper Exploration plc	17,867
433,692	*	Rosetta Resources, Inc	21,147
2,444,544	f	Rosneft Oil Co (GDR) (purchased 02/11/10, cost $17,281)	17,375
528,689	*	Rowan Cos, Inc	17,410
5,998,350		Royal Dutch Shell plc (A Shares)	209,799
4,040,067		Royal Dutch Shell plc (B Shares)	142,281

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

198,604	e	RPC, Inc	$2,107
2,476,000	*	Ruifeng Petroleum Chemical Holdings Ltd	59
1,824,571		Saipem S.p.A.	94,267
333,802	*	Salamander Energy plc	1,148
582,367	*	San Leon Energy plc	93
109,000		San-Ai Oil Co Ltd	568
37,900	*	Sanchez Energy Corp	851
965,519	*,e	SandRidge Energy, Inc	7,560
370,165		Santos Ltd	5,466
250,000		SapuraCrest Petroleum BHD	400
1,080,106	*	Saras S.p.A.	1,445
1,124,473		Sasol Ltd	54,558
177,438	*	Savanna Energy Services Corp	1,395
18,489		SBM Offshore NV	378
5,861,042		Schlumberger Ltd	409,863
15,236		Schoeller-Bleckmann Oilfield Equipment AG.	1,404
569,500	*	Scomi Group BHD	49
104,674	*,e	Scorpio Tankers, Inc	739
147,383		SEACOR Holdings, Inc	14,116
271,383	e	SeaDrill Ltd	10,190
100,500	*,e	Secure Energy Services, Inc	793
173,433	*	SemGroup Corp	5,054
788,020	*	Senex Energy Ltd	857
50	*	Serval Integrated Energy Services	0	^
334,447	*	Sevan Drilling AS.	445
164,800		Shandong Molong Petroleum Machinery Co Ltd	107
80,853	e	ShawCor Ltd	2,545
1,522,500		Shengli Oil&Gas Pipe Holdings Ltd	179
51,200		Shinko Plantech Co Ltd	438
177,403	e	Ship Finance International Ltd	2,714
153,747		Showa Shell Sekiyu KK	986
132,800		Siamgas & Petrochemicals PCL	66
85,000		Sinanen Co Ltd	372
208,000	e	Sinopec Kantons Holdings Ltd	129
97,414		SK Energy Co Ltd	14,297
11,450		SK Gas Co Ltd	660
276,994	*	Soco International plc	1,312
77,702		S-Oil Corp	7,703
225,577	*,e	Solazyme, Inc	3,300
168,771	*	Songa Offshore SE	596
446,700	*	Southern Pacific Resource Corp	734
122,600	*	SouthGobi Resources Ltd	814
1,303,747	*	Southwestern Energy Co	39,895
2,196,264		Spectra Energy Corp	69,292
109,222	*,e	Sprott Resource Corp	439
281,195		St. Mary Land & Exploration Co	19,900
1,497,467		Statoil ASA	40,644
206,508	*	Sterling Energy plc	129
166,518	*	Sterling International Enterprises Ltd	31
339,064	*	Stone Energy Corp	9,694
1,780,000		Straits Asia Resources Ltd	3,305
3,038,274	e	Suncor Energy, Inc	99,270
2,134,351		Suncor Energy, Inc (NY)	69,793
414,045	e	Sunoco, Inc	15,796
591,014	*	Superior Energy Services	15,579
2,057,669		Surgutneftegaz (ADR)	20,183

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

339,700	e	Surgutneftegaz (ADR) (London)	$3,336
1,861,000	*,e	Swiber Holdings Ltd	995
167,377	*,e	Swift Energy Co	4,859
315,649	*,e	Syntroleum Corp	305
1,317,845		Talisman Energy, Inc	16,568
107,428		Targa Resources Investments, Inc	4,883
492,536	e	Tatneft (GDR)	20,136
322,955	e	Technip S.A.	38,136
34,540	e	Tecnicas Reunidas S.A.	1,437
114,863	e	Teekay Corp	3,991
175,344	e	Teekay Tankers Ltd (Class A)	1,064
112,764	e	Tenaris S.A.	2,153
124,683	*,e	Tesco Corp	1,769
720,840	*	Tesoro Corp	19,347
492,893	*,e	Tetra Technologies, Inc	4,643
227,110		TGS Nopec Geophysical Co ASA	6,237
3,632,100		Thai Oil PCL	8,543
115,027		Tidewater, Inc	6,214
2,800,000	*	Titan Petrochemicals Group Ltd	101
134,616	f	TMK OAO (GDR) (purchased 06/17/10, cost $2,135)	1,806
1,011,931		TonenGeneral Sekiyu KK	9,359
72,800		Total Energy Services, Inc	1,171
2,138,717	e	Total S.A.	109,245
90,886	*	Tourmaline Oil Corp	2,009
162,000		Toyo Kanetsu K K	362
842,137	e	TransCanada Corp	36,161
91,700	*,e	TransGlobe Energy Corp	1,111
622,780		Transocean Ltd	34,066
403,200		Transocean Ltd	22,024
165,599	*,e	Triangle Petroleum Corp	1,143
303,186	e	Trican Well Service Ltd	4,453
73,580	e	Trilogy Energy Corp	1,945
167,266		Trinidad Drilling Ltd	1,087
5,528,205		Tullow Oil plc	135,118
202,240		Tupras Turkiye Petrol Rafine	5,171
132,154		Turcas Petrolculuk AS	200
514,879	*	UK Coal plc	136
344,624	*,e	Ultra Petroleum Corp	7,799
486,800		Ultrapar Participacoes S.A.	10,667
64,226	*	Union Drilling, Inc	357
92,266	*	Unit Corp	3,945
6,770,000	*,e	United Energy Group Ltd	1,160
260,128	*,e	Uranerz Energy Corp	656
306,244	*,e	Uranium Energy Corp	1,194
650,654	e	Uranium One, Inc	1,807
363,495	*,e	Uranium Resources, Inc	331
438,484	*,e	Ur-Energy, Inc	535
478,601	*,e	USEC, Inc	507
395,083	*,e	Vaalco Energy, Inc	3,734
2,715,321		Valero Energy Corp	69,974
93,859	*	Valiant Petroleum plc	784
658,256	*,e	Vantage Drilling Co	1,053
201,232	*	Venoco, Inc	2,181
218,400	e	Veresen, Inc	3,319
169,573	e	Vermilion Energy Trust	7,822
176,282	*,e	Voyager Oil & Gas, Inc	428

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

272,001	e	W&T Offshore, Inc	$5,734
638,400		Wah Seong Corp BHD	432
376,580	*	Warren Resources, Inc	1,228
1,814,357	*	Weatherford International Ltd	27,379
117,713	*,e	West Siberian Resources Ltd (GDR)	1,300
366,214	e	Western Refining, Inc	6,892
44,511	*,e	Westmoreland Coal Co	497
243,809	*,e	White Energy Co Ltd	99
81,300	*	Whitecap Resources, Inc	721
55,650	e	Whitehaven Coal Ltd	326
272,769	*	Whiting Petroleum Corp	14,811
396,301	*	Willbros Group, Inc	1,284
3,252,951		Williams Cos, Inc	100,223
408,183		Woodside Petroleum Ltd	14,752
282,592		World Fuel Services Corp	11,586
663,903		WorleyParsons Ltd	19,670
634,303	*	WPX Energy, Inc	11,424
204,128	*,e	Xcite Energy Ltd	380
421,571	*,e	Xenolith Resources Ltd	721
5,088,000	e	Yanzhou Coal Mining Co Ltd	11,039
36,800	e	Zargon Energy Trust	533
118,463	*,e	Zion Oil & Gas, Inc	313

		TOTAL ENERGY	11,125,031

FOOD & STAPLES RETAILING - 1.6%
137,809	e	Aeon Co Ltd	1,815
9,400		Ain Pharmaciez Inc	507
372,659		Alimentation Couche Tard, Inc	12,236
457,050		Almacenes Exito S.A.	6,640
94,591	e	Andersons, Inc	4,606
31,379		Arcs Co Ltd	583
5,715	e	Arden Group, Inc (Class A)	519
28,786		Axfood AB	1,035
124,000		Beijing Jingkelong Co Ltd	111
151,455		BIM Birlesik Magazalar AS	5,748
39,862		Bizim Toptan Satis Magazalari AS	545
12,492		Blue Square-Israel Ltd	48
2,904,065		Booker Group plc	3,915
68,000	*	Brazil Pharma S.A.	399
251,174		Carrefour S.A.	6,020
151,119		Casey’s General Stores, Inc	8,381
185,180		Casino Guichard Perrachon S.A.	18,256
16,600		Cawachi Ltd	395
2,192,249		Centros Comerciales Sudamericanos S.A.	14,511
51,199	*	Chefs’ Warehouse Holdings, Inc	1,185
2,172,300	e	China Resources Enterprise	7,585
141,506		Cia Brasileira de Distribuicao Grupo Pao de Acucar	6,744
126,300		Circle K Sunkus Co Ltd	2,713
18,660		Cocokara Fine Holdings, Inc	589
30,030		Colruyt S.A.	1,206
471,700	*,e	Controladora Comercial Mexicana S.A. de C.V.	923
8,000		Cosmos Pharmaceutical Corp	404
2,248,747		Costco Wholesale Corp	204,186
4,070,500		CP Seven Eleven PCL	8,643
8,400		Create SD Holdings Co Ltd	214
3,571,934		CVS Corp	160,023

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

5,900		Daikokutenbussaan Co Ltd	$159
52,511		Delhaize Group	2,762
3,475,947	*	Distribuidora Internacional de Alimentacion S.A.	17,228
10,381		Dongsuh Co, Inc	305
35,473		E-Mart Co Ltd	7,816
49,470		Empire Co Ltd	2,857
102,691		Eurocash S.A.	1,157
96,074		FamilyMart Co Ltd	4,072
108,951	*,e	Fresh Market, Inc	5,224
651,864		Fyffes plc	376
61,441	e	George Weston Ltd	3,901
14,520	e	Growell Holdings Co Ltd	415
80,938	e	Hakon Invest AB	1,404
235,282		Harris Teeter Supermarkets, Inc	9,435
68,967		Heiwado Co Ltd	932
3,993,410	e	Heng Tai Consumables Group Ltd	162
3,032	*	Indiabulls Wholesale Service	0	^
58,723	e	Ingles Markets, Inc (Class A)	1,036
5,600		Itochu-Shokuhin Co Ltd	207
84,741		Izumiya Co Ltd	460
1,794,984		J Sainsbury plc	8,933
310,036		Jean Coutu Group PJC, Inc	4,383
1,236,106		Jeronimo Martins SGPS S.A.	25,178
66,300		Kasumi Co Ltd	445
41,700		Kato Sangyo Co Ltd	827
25,754		Kesko Oyj (B Shares)	835
3,369,479		Koninklijke Ahold NV	46,688
3,356,951		Kroger Co	81,339
56,659		Lawson, Inc	3,569
997,000		Lianhua Supermarket Holdings Co Ltd	1,131
28,100	e	Liquor Stores Income Fund	495
131,396	e	Loblaw Cos Ltd	4,482
431,269	e,f	Magnit OAO (GDR) (purchased 05/26/10, cost $9,116)	12,561
123,746		Majestic Wine plc	818
73,879		MARR S.p.A.	834
43,233		Maruetsu, Inc	163
171,276		Massmart Holdings Ltd	3,623
93,666	e	Matsumotokiyoshi Holdings Co Ltd	2,036
822,922		Metcash Ltd	3,665
283,742		Metro AG.	10,972
234,809	e	Metro, Inc	12,521
32,639	*	Migros Ticaret AS	298
15,500		Ministop Co Ltd	300
47,668		Nash Finch Co	1,355
65,419	e	North West Co Fund	1,466
136,533	f	O’Key Group S.A. (GDR) (purchased 11/02/10, cost $1,327)	1,241
28,000		Okuwa Co Ltd	400
1,898,220	e	Olam International Ltd	3,567
145,736	*	Pantry, Inc	1,896
504,662		Pick’n Pay Holdings Ltd	1,243
308,568		Pick’n Pay Stores Ltd	1,751
857,320		President Chain Store Corp	4,783
74,150		Pricesmart, Inc	5,399
570,500		PT Sumber Alfaria Trijaya Tbk	314
336,072		Raia Drogasil S.A.	3,268
197,477		Rallye S.A.	7,417

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

14,694		Rami Levi Chain Stores Hashikma Marketing 2006 Ltd	$512
5,562,127	*,e	Rite Aid Corp	9,678
72,900	*	Roundy’s, Inc	780
21,879		Ryoshoku Ltd	561
14,000		S Foods, Inc	113
1,291,076	e	Safeway, Inc	26,093
10,200		San-A Co Ltd	387
1,866,319		Seven & I Holdings Co Ltd	55,653
533,000	*	Sheng Siong Group Ltd	208
328,274	e	Shoppers Drug Mart Corp	14,415
665,447		Shoprite Holdings Ltd	11,926
101,941		Shufersal Ltd	371
208,300		Siam Makro PCL	2,416
39,453	e	Sligro Food Group NV	1,282
300,176		Spar Group Ltd	4,538
119,805	e	Spartan Stores, Inc	2,171
43,000	e	Sugi Pharmacy Co Ltd	1,315
2,632,000	*,e	Sun Art Retail Group Ltd	3,570
45,300	e	Sundrug Co Ltd	1,404
815,214	e	Supervalu, Inc	4,655
35,218	*	Susser Holdings Corp	904
1,083,541	e	Sysco Corp	32,355
127,000		Taiwan TEA Corp	66
6,364,456		Tesco plc	33,592
672,991		Total Produce plc	404
49,688		Tsuruha Holdings, Inc	2,938
202,811	*	United Natural Foods, Inc	9,463
330,200		UNY Co Ltd	3,599
74,700		Valor Co Ltd	1,248
31,219		Village Super Market (Class A)	986
6,254,452		Walgreen Co	209,462
11,748,721		Wal-Mart de Mexico S.A. de C.V. (Series V)	39,543
4,934,660		Wal-Mart Stores, Inc	302,001
60,945		Weis Markets, Inc	2,657
1,304,235		Wesfarmers Ltd	40,612
816,769		Whole Foods Market, Inc	67,955
5,235,410		WM Morrison Supermarkets plc	24,957
1,595,541		Woolworths Ltd	42,967
955,149	*	Wumart Stores, Inc	2,106
2,178	*,f	X 5 Retail Group NV (GDR) (purchased 01/19/12, cost $57)	50
8,600		Yaoko Co Ltd	285
85,600		Yokohama Reito Co Ltd	667

		TOTAL FOOD & STAPLES RETAILING	1,761,654

FOOD, BEVERAGE & TOBACCO - 5.6%
37,756		AarhusKarlshamn AB	1,193
323,209		Afgri Ltd	268
95,862	*	AGV Products Corp	33
619,181	e	Ajinomoto Co, Inc	7,788
20,160	e	Alico, Inc	466
147,642		Alicorp S.A.	388
14,816		Alliance Grain Traders, Inc	228
322,617	*,e	Alliance One International, Inc	1,216
6,080,284	e	Altria Group, Inc	187,698
30,484		Amsterdam Commodities NV	501
275,356		Anadolu Efes Biracilik Ve Malt Sanayii AS	3,855

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,974	*	Anheuser-Busch InBev NV	$0	^
234,116	e	Anheuser-Busch InBev NV (ADR)	17,025
87,339	*	Annie’s, Inc	3,043
76,655	*	AquaChile S.A.	64
2,272,571		Archer Daniels Midland Co	71,950
20,300		Ariake Japan Co Ltd	391
45,019		Aryzta AG.	2,224
927,661		Asahi Breweries Ltd	20,615
33,065	e	Asian Bamboo AG.	512
1,227,624	e	Asian Citrus Holdings Ltd	835
246,400		Asiatic Development BHD	766
1,692,574		Associated British Foods plc	33,050
72,561		Astral Foods Ltd	1,182
16,936		Atria Group plc	129
771,000		Ausnutria Dairy Corp Ltd	145
201,919		Austevoll Seafood ASA	774
368,661	*	Australian Agricultural Co Ltd	500
669,140		AVI Ltd	4,051
195,029	e	B&G Foods, Inc (Class A)	4,390
866,895		Bajaj Hindusthan Ltd	529
37,197		Bakkafrost P	249
179,659		Balrampur Chini Mills Ltd	202
3,949	*	Baron de Ley	236
1,825		Barry Callebaut AG.	1,828
590,331		Beam, Inc	34,576
217,000		Besunyen Holdings	20
14,822		Binggrae Co Ltd	740
344,500	e	Biostime Internatonal Holdings Ltd	888
91,948	*,e	Black Earth Farming Ltd	181
7,145		Bonduelle S.C.A.	702
37,765	*,e	Boston Beer Co, Inc (Class A)	4,033
6,400		Britannia Industries Ltd	75
228,300		British American Tobacco Malaysia BHD	4,223
3,184,694		British American Tobacco plc	160,428
1,379,532	e	Britvic plc	8,491
240,406		Brown-Forman Corp (Class B)	20,047
612,199		Bunge Ltd	41,899
462,657		C&C Group plc	2,382
46,757	e	Calavo Growers, Inc	1,252
19,200	e	Calbee, Inc	980
101,283	e	Cal-Maine Foods, Inc	3,875
501,831	e	Campbell Soup Co	16,987
22,351		Campofrio Alimentacion S.A.	191
80,341	e	Carlsberg AS (Class B)	6,665
187,500		Carlsberg Brewery-Malay BHD	630
82,161		Casa Grande S.A.	539
266,019	*,e	Central European Distribution Corp	1,359
141,584		Cermaq ASA	1,865
4,637,200		Charoen Pokphand Foods PCL	5,607
2,638,700	e	China Agri-Industries Holdings Ltd	1,743
592,000		China Corn Oil Co Ltd	261
840,000	e	China Green Holdings Ltd	262
1,273,500	e	China Huiyuan Juice Group Ltd	398
2,012,100		China Mengniu Dairy Co Ltd	5,913
365,292	*,e	China Minzhong Food Corp Ltd	291
1,551,000	*,e	China Modern Dairy Holdings	444

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

23,321		China Ocean Resources Co Ltd	$104
5,760,000		China Starch Holdings Ltd	215
1,580,000		China Tontine Wines Group Ltd	177
2,087,000	e	China Yurun Food Group Ltd	2,973
191,919	*,e	Chiquita Brands International, Inc	1,687
265,804		Cia Cervecerias Unidas S.A.	4,180
1,480,926	*	Cia Pesquera Camanchaca S.A.	118
15,682		CJ CheilJedang Corp	4,648
67,016		Clover Industries Ltd	128
34,523		Coca Cola Hellenic Bottling Co S.A.	661
373,893		Coca-Cola Amatil Ltd	4,830
27,151		Coca-Cola Bottling Co Consolidated	1,703
71,700		Coca-Cola Central Japan Co Ltd	931
10,193,920		Coca-Cola Co	754,452
5,252,361		Coca-Cola Enterprises, Inc	150,217
547,375		Coca-Cola Femsa S.A. de C.V.	5,815
104,132		Coca-Cola Icecek AS	1,330
53,767		Coca-Cola West Japan Co Ltd	947
1,466,000	e	Cofco International Ltd	1,417
2,366,439	e	ConAgra Foods, Inc	62,143
850,044	*	Constellation Brands, Inc (Class A)	20,053
551,174	e	Consumer Staples Select Sector SPDR Fund	18,784
23,549		Copeinca ASA	172
2,105,928		Corn Products International, Inc	121,407
559,974		Cosan SA Industria e Comercio	10,418
172,100	*	Cott Corp	1,135
42,965	*,e	Craft Brewers Alliance, Inc	329
88,800	e	CSM	1,595
503,000		DaChan Food Asia Ltd	99
2,160		Dae Han Flour Mills Co Ltd	289
11,260		Daesang Corp	156
312,610	e	Dairy Crest Group plc	1,666
1,298,000	*,e	Daqing Dairy Holdings Ltd	281
758,402	*	Darling International, Inc	13,211
398,971	e	Davide Campari-Milano S.p.A.	2,716
944,650	*	Dean Foods Co	11,440
248,652		Devro plc	1,216
3,705,376		Diageo plc	89,210
488,981	e	Diamond Foods, Inc	11,159
141,389	*,e	Dole Food Co, Inc	1,411
4,594		Dongwon F&B Co Ltd	297
5,708		Dongwon Industries Co Ltd	948
508,752	e	Dr Pepper Snapple Group, Inc	20,457
17,900		Dydo Drinco, Inc	715
1,214,000	e	Dynasty Fine Wines Group Ltd	241
28,958	e	East Asiatic Co Ltd AS	848
156,267	*	Ebro Puleva S.A.	3,034
688,158	e	Embotelladoras Arca SAB de C.V.	3,284
3,565,492		Empresas Iansa S.A.	296
87,464	e	Ezaki Glico Co Ltd	1,052
46,308	*,e	Farmer Bros Co	504
645,000	e	First Resources Ltd	981
301,021		Flowers Foods, Inc	6,132
3,799,114	e	Fomento Economico Mexicano S.A. de C.V.	31,278
196,130		Fresh Del Monte Produce, Inc	4,480
76,373		Fuji Oil Co Ltd	1,090

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

23,832		Fujicco Co Ltd	$291
150,000	*	Fujiya Co Ltd	332
1,297,168	*,e	Futuris Corp Ltd	310
1,640,575		General Mills, Inc	64,721
301,200		GFPT PCL	100
292,922		Glanbia plc	2,172
7,994,000		Global Bio-Chem Technology Group Co Ltd	1,561
1,018,000	*	Global Sweeteners Holdings Ltd	107
3,608,000		GMG Global Ltd	415
44,536		Gokul Refoils & Solvent Ltd	68
22,611,074		Golden Agri-Resources Ltd	14,129
4,864,412		Goodman Fielder Ltd	3,450
963,472		GrainCorp Ltd	9,065
857,863		Great Wall Enterprise Co	881
352,521	*,e	Green Mountain Coffee Roasters, Inc	16,512
536,154		Greencore Group plc	654
207,082		Greggs plc	1,724
10,494		Griffin Land & Nurseries, Inc (Class A)	277
1,398,126		Groupe Danone	97,527
622,900	*	Gruma SAB de C.V.	1,674
2,187,328	e	Grupo Bimbo S.A. de C.V. (Series A)	5,102
290,200		Grupo Herdez SAB de C.V.	601
1,927,101		Grupo Modelo S.A. (Series C)	13,437
721,842		H.J. Heinz Co	38,655
257,838	*	Hain Celestial Group, Inc	11,296
437,500		Hap Seng Plantations Holdings BHD	440
103,348		Harim & Co Ltd	498
122,353		Heineken Holding NV	5,729
157,864		Heineken NV	8,774
1,148,424		Hershey Co	70,433
790,000		Hey Song Corp	1,002
21,910		Hite Holdings Co Ltd	219
43,508		HKScan Oyj	310
24,200	e	Hokuto Corp	511
261,743	e	Hormel Foods Corp	7,727
175,552	e	House Foods Corp	3,010
250,500		IJM Plantations BHD	270
297,050	e	Illovo Sugar Ltd	981
51,577	e	Imperial Sugar Co	242
1,820,024		Imperial Tobacco Group plc	73,831
2,104,277		InBev NV	153,252
2,208,978	*,e	Indofood Agri Resources Ltd	2,735
4,715,976		IOI Corp BHD	8,228
4,139,487		ITC Ltd	18,430
152,100	e	Ito En Ltd	2,738
188,000		Itoham Foods, Inc	712
68,492		J&J Snack Foods Corp	3,593
243,710		J.M. Smucker Co	19,828
6,934		Japan Tobacco, Inc	39,250
959,021		JBS S.A.	3,940
9,846		Jinro Distillers Co Ltd	109
205,000		J-Oil Mills, Inc	591
23,600		JT International BHD	51
588,125	*	Juhayna Food Industries	430
95,773	e	Kagome Co Ltd	1,875
94,200		Keck Seng Malaysia BHD	126

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

450,440		Kellogg Co	$24,157
63,444	*	Kernel Holding S.A.	1,384
63,422		Kerry Group plc (Class A)	2,933
20,200		KEY Coffee, Inc	364
1,911,000		Khon Kaen Sugar Industry PCL	878
36,560	e	Kikkoman Corp	425
812,000		Kingway Brewery Holdings Ltd	313
792,058	e	Kirin Brewery Co Ltd	10,313
130,008		Koninklijke Wessanen NV	454
1,027		Kook Soon Dang Brewery Co Ltd	8
5,915,669		Kraft Foods, Inc (Class A)	224,855
288,510		KT&G Corp	20,472
1,283,073		Kuala Lumpur Kepong BHD	10,320
2,129,508		Kulim Malaysia BHD	2,909
318,010		Kwality Dairy India Ltd	232
2,596		KWS Saat AG.	585
71,522	e	Lancaster Colony Corp	4,753
182,901		Lance, Inc	4,728
4,219	e	Laurent-Perrier	453
21,826		Leroy Seafood Group ASA	360
342,987		Lien Hwa Industrial Corp	225
22,994	*,e	Lifeway Foods, Inc	213
32,674	e	Limoneira Co	552
228		Lindt & Spruengli AG.	732
164		Lindt & Spruengli AG. (Reg)	6,104
1,641,065		Lorillard, Inc	212,485
1,362		Lotte Chilsung Beverage Co Ltd	1,465
854		Lotte Confectionery Co Ltd	1,254
1,411		Lotte Samkang Co Ltd	590
24,000		M Dias Branco S.A.	628
61,697		Maeil Dairy Industry Co Ltd	804
169,879		Maple Leaf Foods, Inc	2,025
316,000		Marfrig Alimentos S.A.	1,991
232,317		Marudai Food Co Ltd	903
929,000	e	Maruha Nichiro Holdings, Inc	1,631
239,421		McCormick & Co, Inc	13,032
49,819		McLeod Russel India Ltd	265
1,435,226		Mead Johnson Nutrition Co	118,377
79,800	e	Megmilk Snow Brand Co Ltd	1,492
14,281	e	MEIJI Holdings Co Ltd	626
11,500	e	Meito Sangyo Co Ltd	144
404,000	e	Mewah International, Inc	171
43,056	e	Mgp Ingredients, Inc	232
134,753	*,f	MHP SA (GDR) (purchased 01/07/11, cost $2,139)	1,887
58,100	e	Mikuni Coca-Cola Bottling Co Ltd	497
79,600		Minerva S.A.	308
124,000	e	Mitsui Sugar Co Ltd	416
402,019		Molson Coors Brewing Co (Class B)	18,191
1,002,074	*	Monster Beverage Corp	62,219
236,302		Morinaga & Co Ltd	548
259,000		Morinaga Milk Industry Co Ltd	1,019
95,189	*	Morpol ASA	151
108,500		MSM Malaysia Holdings BHD	180
16,956		Muhak Co Ltd	171
1,728,489		Multiexport Foods S.A.	508
36,000		Nagatanien Co Ltd	397

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

46,000		Namchow Chemical Industrial Ltd	$48
919		Namyang Dairy Products Co Ltd	595
48,389		National Beverage Corp	776
1,985		Naturex	140
4,648,191		Nestle S.A.	292,448
723,000	e	Nichirei Corp	3,408
152,000		Nippon Beet Sugar Manufacturing Co Ltd	338
272,000		Nippon Flour Mills Co Ltd	1,252
40,594		Nippon Meat Packers, Inc	518
797,866	e	Nippon Suisan Kaisha Ltd	2,726
156,000	e	Nisshin Oillio Group Ltd	646
46,308	e	Nisshin Seifun Group, Inc	563
44,324	e	Nissin Food Products Co Ltd	1,659
10,073		Nong Shim Co Ltd	2,026
5,256		Nong Shim Holdings Co Ltd	244
54,068		Nutreco Holding NV	3,887
1,534,000	*	Oceanus Group Ltd	101
158,840	*	Omega Protein Corp	1,209
4,153		Orion Corp	2,926
75,525		Osem Investments Ltd	1,168
4,915		Ottogi Corp	676
2,463,166	e	Pacific Andes International Holdings Ltd	184
4,773,604		PAN Fish ASA	2,464
5,594,587		PepsiCo, Inc	371,201
1,180,471		Perdigao S.A.	23,280
359,869		Pernod-Ricard S.A.	37,626
21,222		Pescanova S.A.	672
324,000		Petra Foods Ltd	626
354,451	*	PGG Wrightson Ltd	114
1,900		Philip Morris CR	1,186
10,863,377		Philip Morris International, Inc	962,604
242,838	*,e	Pilgrim’s Pride Corp	1,812
56,539		Pinar SUT Mamulleri Sanayii AS	590
49,237	*	Post Holdings, Inc	1,621
647,320		PPB Group BHD	3,566
6,675,162	*,e	Premier Foods plc	1,734
504,000	e	Prima Meat Packers Ltd	941
58,763	*,e	Primo Water	115
903,624		PT Astra Agro Lestari Tbk	2,316
29,053,500		PT Bakrie Sumatera Plantations Tbk	936
2,761,000		PT Bisi International	260
7,247,000		PT BW Plantation Tbk	1,308
14,538,500		PT Charoen Pokphand Indonesia Tbk	4,383
869,000		PT Gudang Garam Tbk	5,234
9,545,600		PT Indofood Sukses Makmur Tbk	5,072
1,919,500		PT Japfa Comfeed Indonesia Tbk	867
5,207,500		PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	1,640
2,057,500		PT Sampoerna Agro Tbk	803
2,768,500		PT Tunas Baru Lampung Tbk	191
131,700		Q.P. Corp	1,945
852,700		QL Resources BHD	905
19,517		Radico Khaitan Ltd	51
199,864	e	Raisio plc (V Shares)	656
503,797	*	Ralcorp Holdings, Inc	37,326
833,359		REI Agro Ltd	200
1,088,246	e	Remy Cointreau S.A.	110,574

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,008,374		Reynolds American, Inc	$41,787
21,970		Royal UNIBREW AS	1,533
82,634		Ruchi Soya Industries Ltd	148
137,858		SABMiller plc	5,536
8,263		Sajo Industries Co Ltd	382
42,355		Sakata Seed Corp	589
3,692	*	Samyang Corp	150
3,477		Samyang Corp	228
4,615		Samyang Genex Co Ltd	231
214,540		San Miguel Corp	569
87,366	e	Sanderson Farms, Inc	4,633
49,700		Sao Martinho S.A.	637
449,000	e	Sapporo Holdings Ltd	1,665
192,689	e	Saputo, Inc	8,347
2,403,792		Sara Lee Corp	51,754
40,996	*,e	Seneca Foods Corp	1,080
370,100	*	Shanghai Dajiang Group	123
99,000		Showa Sangyo Co Ltd	311
929,268		Shree Renuka Sugars Ltd	577
16,700		Silla Co Ltd	210
12,471		Sipef S.A	1,172
97,400		SLC Agricola S.A.	1,040
271,323	*,e	Smart Balance, Inc	1,793
868,850	*	Smithfield Foods, Inc	19,141
2,626		Societa per la Bonifica dei Terreni Ferraresi e Imprese Agricole S.p.A.	69
329,002	*,e	SOS Cuetara S.A.	187
747,255		Souza Cruz S.A.	11,462
957,000		Standard Foods Corp	3,269
435,608	*,e	Star Scientific, Inc	1,429
43,408		Strauss Group Ltd	531
258,848		Suedzucker AG.	8,241
398,000	e	Super Coffeemix Manufacturing Ltd	573
331,434		Swedish Match AB	13,189
80,328	*,e	Synutra International, Inc	472
18,540		Taisun Enterprise Co Ltd	10
78,000		Taiyen Biotech Co Ltd	59
241,000	e	Takara Holdings, Inc	1,647
157,149		Tassal Group Ltd	214
156,384	*	TAT Konserve	218
429,835		Tata Tea Ltd	947
1,318,956		Tate & Lyle plc	14,875
416,400		TH Plantations BHD	388
41,700		Thai Union Frozen Products PCL	95
1,084,800		Thai Union Frozen Products PCL (Foreign)	2,489
467,400		Thai Vegetable Oil PCL	303
445,413		Tiger Brands Ltd	15,658
3,078,000	e	Tingyi Cayman Islands Holding Corp	8,891
156,834		Tongaat Hulett Ltd	2,126
94,220	e	Tootsie Roll Industries, Inc	2,159
77,942		Toyo Suisan Kaisha Ltd	2,027
98,400		Tradewinds Malaysia BHD	308
905,617	e	Treasury Wine Estates Ltd	3,858
173,120	*	TreeHouse Foods, Inc	10,301
9,130		TS Corp	168
548,000	e	Tsingtao Brewery Co Ltd	2,964
1,879,688		Tyson Foods, Inc (Class A)	35,996

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

228,773		Ulker Biskuvi Sanayi AS	$724
2,554,414		Unilever NV	86,912
195,000	e	Unilever NV (ADR)	6,636
2,649,190		Unilever plc	87,403
7,221,297		Uni-President Enterprises Corp	10,022
3,747		United International Enterprises	547
5,400		United Malacca BHD	13
1,619,076		United Spirits Ltd	19,248
119,691	e	Universal Corp	5,578
1,086,740		Universal Robina	1,597
151,000		Ve Wong Corp	110
189,648	e	Vector Group Ltd	3,360
6,104	e	Vilmorin & Cie	660
634,745		Vina Concha Y Toro S.A.	1,455
99,802		Viscofan S.A.	4,469
1,266,000		Vitasoy International Holdings Ltd	981
343,084		Viterra, Inc	5,472
2,369		Vranken - Pommery Monopole	83
8,824,000	e	Want Want China Holdings Ltd	9,873
272,000		Wei Chuan Food Corp	303
253,243	*	Westway Group, Inc	1,466
1,911,588	e	Wilmar International Ltd	7,485
504,000	*	Xiwang Sugar Holdings Co Ltd	68
18,392	e	Yakult Honsha Co Ltd	634
278,942	e	Yamazaki Baking Co Ltd	4,008
320,000		Yantai North Andre Juice Co	12
1,490,000		YASHILI INTERNATIONAL	240
47,500		Yonekyu Corp	428
378,554		Zeder Investments Ltd	128

		TOTAL FOOD, BEVERAGE & TOBACCO	6,006,617

HEALTH CARE EQUIPMENT & SERVICES - 3.1%
89,221	*,e	Abaxis, Inc	2,599
144,448	*,e	Abiomed, Inc	3,205
160,092	*,e	Accretive Health, Inc	3,197
256,213	*	Accuray, Inc	1,809
2,215,311	e	Aetna, Inc	111,120
237,884	*	AGFA-Gevaert NV	549
62,626	*	AGFA-Gevaert NV Bruessel	0	^
110,173	*,e	Air Methods Corp	9,613
100,658		Alfresa Holdings Corp	4,799
267,222	*	Align Technology, Inc	7,362
106,692	*,e	Alliance Imaging, Inc	160
511,184	*,e	Allscripts Healthcare Solutions, Inc	8,486
74,445	*	Almost Family, Inc	1,936
223,298	*,e	Alphatec Holdings, Inc	529
250,541	*,e	Amedisys, Inc	3,623
519,945	*	Amerigroup Corp	34,982
1,198,891		AmerisourceBergen Corp	47,572
172,800		Amil Participacoes S.A.	1,799
157,664	*,e	AMN Healthcare Services, Inc	955
101,232	e	Amplifon S.p.A.	523
150,124	*	Amsurg Corp	4,200
50,458		Analogic Corp	3,408
46,761	*	Andor Technology Ltd	382
164,476	*	Angiodynamics, Inc	2,015

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

205,206		Ansell Ltd	$3,168
330,954	*,e	Antares Pharma, Inc	1,069
23,582		Apollo Hospitals Enterprise Ltd	296
46,310		Arseus NV	758
182,579	*	Arthrocare Corp	4,902
23,500		As One Corp	521
11,600	*,e	Asahi Intecc Co Ltd	292
73,586		Assisted Living Concepts, Inc (A Shares)	1,222
148,162	*,e	athenahealth, Inc	10,982
64,746	*,e	AtriCure, Inc	644
5,936		Atrion Corp	1,248
6,887		Audika	119
2,108,200		Bangkok Chain Hospital PCL	520
229,148		Bard (C.R.), Inc	22,621
4,338,419		Baxter International, Inc	259,351
364,666		Becton Dickinson & Co	28,316
119,504	*,e	Biolase Technology, Inc	324
97,544	*,e	Bio-Reference Labs, Inc	2,293
168,610	*,e	BioScrip, Inc	1,145
2,474,000	*	Biosensors International Group Ltd	2,964
18,900		BML, Inc	481
5,523,321	*	Boston Scientific Corp	33,029
159,157	*,e	Brookdale Senior Living, Inc	2,979
497,600		Bumrungrad Hospital PCL	862
106,216	e	Cantel Medical Corp	2,665
119,192	*,e	Capital Senior Living Corp	1,101
1,496,208		Cardinal Health, Inc	64,502
165,213	*	CardioNet, Inc	509
61,514	*,e	Cardiovascular Systems, Inc	569
595,067	*	CareFusion Corp	15,430
56,923		Carl Zeiss Meditec AG.	1,382
2,311	*,e	Carmat	372
192,568	*	Catalyst Health Solutions, Inc	12,272
100,156	e	Celesio AG.	1,813
259,604	*	Centene Corp	12,713
788,731	*	Cerner Corp	60,070
191,259	*,e	Cerus Corp	769
24,343	*	CHA Bio & Diostech Co Ltd	217
109,309	e	Chemed Corp	6,851
50,442	*,e	Chindex International, Inc	479
1,201,904		Cigna Corp	59,194
123,417	e	CML Healthcare Income Fund	1,312
82,093	e	Cochlear Ltd	5,259
44,332	e	Coloplast AS (Class B)	7,684
4,360		Coltene Holding AG.	150
246,855	*	Community Health Systems, Inc	5,490
146,539	e	Compagnie Generale d’Optique Essilor International S.A.	13,065
70,289		Computer Programs & Systems, Inc	3,973
124,462	*,e	Conceptus, Inc	1,790
132,989		Conmed Corp	3,972
338,842		Cooper Cos, Inc	27,687
37,963	*	Corvel Corp	1,514
243,696		Coventry Health Care, Inc	8,668
1,218,239		Covidien plc	66,613
26,100		Cremer S.A.	267
114,009	*	Cross Country Healthcare, Inc	571

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

91,908	*	Cruz Blanca Salud S.A.	$102
153,328	*	CryoLife, Inc	808
26,930	*	Curexo, Inc	219
155,533	*	Cyberonics, Inc	5,930
55,618	*,e	Cynosure, Inc (Class A)	993
707,136	*	DaVita, Inc	63,762
191,057	*,e	Delcath Systems, Inc	600
587,097	e	Dentsply International, Inc	23,560
267,325	*,e	DexCom, Inc	2,788
325,500		Diagnosticos da America S.A.	2,498
39,752	e	DiaSorin S.p.A.	1,158
19,510	e	Draegerwerk AG.	2,185
6,111		Draegerwerk AG. & Co KGaA	583
70,972	*	DynaVox, Inc	219
692,661	*	Edwards Lifesciences Corp	50,377
176,764	e	Elekta AB (B Shares)	8,948
123,643	*,e	Emeritus Corp	2,184
206,508	*,e	Endologix, Inc	3,025
62,385		Ensign Group, Inc	1,694
26,239	*,e	ePocrates, Inc	225
37,068	*,e	Exactech, Inc	588
112,607	*,e	EXamWorks, Inc	1,399
50,000		Excelsior Medical Co Ltd	106
1,939,401	*	Express Scripts, Inc	105,077
487,900		Faber Group BHD	261
839,528	e	Fisher & Paykel Healthcare Corp	1,542
183,941	*	Five Star Quality Care, Inc	627
116,807		Fleury S.A.	1,542
81,549	*	Fortis Healthcare Ltd	160
291,680		Fresenius Medical Care AG.	20,648
166,496		Fresenius SE	17,073
10,390	e	Galenica AG.	6,791
130,289	*	Gen-Probe, Inc	8,652
120,916	*,e	Gentiva Health Services, Inc	1,057
565,242	e	Getinge AB (B Shares)	16,093
22,928	*	Given Imaging Ltd	431
279,565	e	GN Store Nord	2,993
16,660,212	*	Golden Meditech Co Ltd	2,121
127,439	*,e	Greatbatch, Inc	3,125
49,200		Green Hospital Supply, Inc	1,009
29,000	*	Greenway Medical Technologies	443
111,842	*	Haemonetics Corp	7,793
125,440	*,e	Hanger Orthopedic Group, Inc	2,742
173,522	*,e	Hansen Medical, Inc	521
303,900		Hartalega Holdings BHD	791
479,998		HCA Holdings, Inc	11,875
683,292	*	Health Management Associates, Inc (Class A)	4,592
550,467	*	Health Net, Inc	21,865
805,023	*	Healthsouth Corp	16,487
110,649	*,e	HealthStream, Inc	2,566
165,496	*,e	Healthways, Inc	1,218
46,090	*,e	HeartWare International, Inc	3,028
336,030	*	Henry Schein, Inc	25,431
538,446		Hill-Rom Holdings, Inc	17,989
884,453		Hitachi Medical Corp	11,798
395,071	*,e	HMS Holdings Corp	12,330

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

38,200		Hogy Medical Co Ltd	$1,707
2,012,006	*	Hologic, Inc	43,359
1,119,861		Humana, Inc	103,565
51,172	*,e	ICU Medical, Inc	2,516
241,961	*,e	Idexx Laboratories, Inc	21,159
49,382		Immunodiagnostic Systems Holdings plc	241
181,297	*,e	Insulet Corp	3,470
116,375	*,e	Integra LifeSciences Holdings Corp	4,037
242,105	*	Intuitive Surgical, Inc	131,160
203,762		Invacare Corp	3,376
232,507	*	Inverness Medical Innovations, Inc	6,048
37,015		Ion Beam Applications	312
68,663	*,e	IPC The Hospitalist Co, Inc	2,534
78,033	*,e	IRIS International, Inc	1,054
93,000	e	Jeol Ltd	275
32,413	e	Kensey Nash Corp	948
208,992	*,e	Kindred Healthcare, Inc	1,806
58,187	*,e	K-Kitz, Inc	141
271,100		Kossan Rubber Industries	297
678,700		KPJ Healthcare BHD	1,142
161,859	*	Laboratory Corp of America Holdings	14,817
36,206		Landauer, Inc	1,920
434,500		Latexx Partners BHD	199
58,298	*	LHC Group, Inc	1,080
2,551,774		Life Healthcare Group Holdings Pte Ltd	8,325
128,756	*	LifePoint Hospitals, Inc	5,078
166,903		Lincare Holdings, Inc	4,319
4,475	*	LVL Medical Groupe S.A.	81
112,803	*	Magellan Health Services, Inc	5,506
140,614	*,e	MAKO Surgical Corp	5,927
7,500		Mani, Inc	272
281,779		Masimo Corp	6,588
6,157	*	Mauna Kea Technologies	104
1,438,243	e	McKesson Corp	126,235
223,430	*	MedAssets, Inc	2,940
1,313,305	*	Medco Health Solutions, Inc	92,325
62,903		Medica	1,031
106,291	*,e	Medical Action Industries, Inc	608
148,778		Mediceo Paltac Holdings Co Ltd	1,936
85,909	*,e	Medidata Solutions, Inc	2,289
1,882,760	e	Medtronic, Inc	73,785
212,581	*,e	Merge Healthcare, Inc	1,244
164,958	e	Meridian Bioscience, Inc	3,197
154,885	*,e	Merit Medical Systems, Inc	1,924
174		Message Co Ltd	521
167,576	*	Metropolitan Health Networks, Inc	1,570
185,000		Microlife Corp	313
719,000		Microport Scientific Corp	337
3,990,000		Mingyuan Medicare Development Co Ltd	113
102,078		Miraca Holdings, Inc	3,998
130,431	*	MModal, Inc	1,376
170,020	*	Molina Healthcare, Inc	5,718
48,947	*	MWI Veterinary Supply, Inc	4,307
23,136		Nagaileben Co Ltd	346
7,900		Nakanishi, Inc	839
39,030	e	National Healthcare Corp	1,778

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

3,974		National Research Corp	$171
196,456	*,e	Natus Medical, Inc	2,344
93,701	*	Neogen Corp	3,661
362,071	*,e	Neoprobe Corp	1,188
1,562,521	e	Network Healthcare Holdings Ltd	2,902
198,400		Nichii Gakkan Co	2,666
59,200		Nihon Kohden Corp	1,592
77,767	e	Nikkiso Co Ltd	818
116,332	e	Nipro Corp	865
166,087		Nobel Biocare Holding AG.	2,076
253,947	*	NuVasive, Inc	4,276
177,528	*,e	NxStage Medical, Inc	3,421
160,400		Odontoprev S.A.	2,724
7,200		Olympus Corp	118
190,854	e	Omnicare, Inc	6,789
130,518	*	Omnicell, Inc	1,985
125,241		OPG Groep NV	1,969
69,976		Opto Circuits India Ltd	276
194,578	*,e	OraSure Technologies, Inc	2,236
244,497	*,e	Oriola-KD Oyj (B Shares)	609
37,628		Orpea	1,331
110,791	*	Orthofix International NV	4,164
9,784	*	Osstem Implant Co Ltd	97
248,632	e	Owens & Minor, Inc	7,561
52,264		Pacific Hospital Supply Co Ltd	156
82,677	*,e	Palomar Medical Technologies, Inc	772
19,700		Paramount Bed Holdings Co Ltd	581
278,651		Patterson Cos, Inc	9,307
180,409	*	Pediatrix Medical Group, Inc	13,417
13,425	m	Pharmaniaga BHD	20
128,687	*,e	PharMerica Corp	1,600
16,926		Phonak Holding AG.	1,881
302,000	*	Pihsiang Machinery Manufacturing Co Ltd	368
1,405,004	e	Primary Health Care Ltd	4,165
4,400		Profarma Distribuidora de Produtos Farmaceuticos S.A.	23
77,986	*,e	Providence Service Corp	1,210
337,103	*,e	PSS World Medical, Inc	8,542
8,484	*	PZ Cormay S.A.	33
193,652	e	Quality Systems, Inc	8,468
731,689		Quest Diagnostics, Inc	44,743
109,454	*,e	Quidel Corp	2,011
128,130	*,e	RadNet, Inc	407
340,000	e	Raffles Medical Group Ltd	628
271,146		Ramsay Health Care Ltd	5,495
362,301	*	Resmed, Inc	11,199
173,859		Rhoen Klinikum AG.	3,490
64,062	*,e	Rockwell Medical Technologies, Inc	606
377,701	*	RTI Biologics, Inc	1,398
560,779		Ryman Healthcare Ltd	1,420
20,066	e	Sartorius AG.	1,272
7,556		Sartorius Stedim Biotech	531
574,522		Selcuk Ecza Deposu Ticaret ve Sanayi AS	578
174,373	*,e	Select Medical Holdings Corp	1,341
3,982,000	e	Shandong Weigao Group Medical Polymer Co Ltd	4,564
376,600	*	Shanghai Pharmaceuticals Holding Co Ltd	604
119,978		Shenzhen Accord Pharmaceutical Co Ltd	231

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,794,255		Sigma Pharmaceuticals Ltd	$1,830
1,274,800	e	Sinopharm Group Co	3,566
194,971	*	Sirona Dental Systems, Inc	10,049
238,877	*,e	Skilled Healthcare Group, Inc (Class A)	1,830
161,646		Smith & Nephew plc	1,638
231,892	*,e	Solta Medical, Inc	703
256	e	So-net M3, Inc	932
390,549		Sonic Healthcare Ltd	5,065
342,858	*	Sorin S.p.A.	642
133,684	*	Spectranetics Corp	1,390
2,417,225		St. Jude Medical, Inc	107,107
79,000		St. Shine Optical Co Ltd	1,027
186,146	*,e	Staar Surgical Co	2,016
176,078	*,e	Stereotaxis, Inc	114
231,847		STERIS Corp	7,331
8,659		Stratec Biomedical Systems AG.	358
4,962	e	Straumann Holding AG.	844
1,124,060		Stryker Corp	62,363
231,188	*	Sun Healthcare Group, Inc	1,581
227,910	*,e	Sunrise Senior Living, Inc	1,440
1,420,600		Supermax Corp BHD	872
68,158	*	SurModics, Inc	1,048
91,754	e	Suzuken Co Ltd	2,838
841,513	*	SXC Health Solutions Corp	63,080
122,983	*	SXC Health Solutions Corp (Toronto)	9,240
194,521	*,e	Symmetry Medical, Inc	1,375
93,333	*,e	Synergetics USA, Inc	607
113,959		Synergy Healthcare plc	1,547
12,181	e,g	Synthes, Inc 144A	2,113
25,263	e	Sysmex Corp	1,026
147,021	*	Team Health Holdings, Inc	3,023
63,854		Teleflex, Inc	3,905
123,700	*	Tempo Participacoes S.A.	325
1,147,857	*,e	Tenet Healthcare Corp	6,095
138,416	e	Terumo Corp	6,651
243,663	*	Thoratec Corp	8,214
122,400	e	Toho Pharmaceutical Co Ltd	2,183
625,400		Top Glove Corp BHD	922
40,625	*,e	Tornier BV	1,044
33,678	*,e	Transcend Services, Inc	988
362,000		Trauson Holdings Co Ltd	126
77,945	*,e	Triple-S Management Corp (Class B)	1,801
209,856	*,e	Unilife Corp	852
525,616		United Drug plc	1,488
5,828,490		UnitedHealth Group, Inc	343,531
153,861		Universal American Corp	1,659
246,029		Universal Health Services, Inc (Class B)	10,311
85,474	*,e	Uroplasty, Inc	257
72,326	e	US Physical Therapy, Inc	1,667
96,900	*,e	Vanguard Health Systems, Inc	955
586,440	*,e	Varian Medical Systems, Inc	40,441
72,667	*	Vascular Solutions, Inc	784
287,027	*	VCA Antech, Inc	6,662
40,200	e	VITAL KSK Holdings, Inc	343
205,527	*,e	Volcano Corp	5,827
290,290	*	WellCare Health Plans, Inc	20,866

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,472,682		WellPoint, Inc	$108,684
131,075	e	West Pharmaceutical Services, Inc	5,575
6,557	*,e	William Demant Holding	613
167,054	*,e	Wright Medical Group, Inc	3,227
27,853	e	Young Innovations, Inc	861
88,703	*,e	Zeltiq Aesthetics, Inc	547
601,677		Zimmer Holdings, Inc	38,676
123,051	*,e	Zoll Medical Corp	11,398

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	3,363,540

HOUSEHOLD & PERSONAL PRODUCTS - 1.6%
6,266		Able C&C Co Ltd	245
27,700	*	Aderans Co Ltd	316
5,491		Amorepacific Corp	5,811
32,244	*	Atrium Innovations Inc	371
782,209		Avon Products, Inc	15,144
2,004,000	*,e	BaWang International Group Holding Ltd	231
220,563		Beiersdorf AG.	14,390
175,513	*,e	Central Garden and Pet Co (Class A)	1,690
72,320		China King-highway Holdings Lt	170
716,032		Church & Dwight Co, Inc	35,222
380,054		Clorox Co	26,129
1,957,961	e	Colgate-Palmolive Co	191,449
327,722		Dabur India Ltd	686
138	e	Dr Ci:Labo Co Ltd	638
134,769	*	Elizabeth Arden, Inc	4,714
5,491		Emami Ltd	44
233,962	*	Energizer Holdings, Inc	17,355
1,839,795		Estee Lauder Cos (Class A)	113,957
72,500	e	Fancl Corp	976
77,514	e	Female Health Co	420
158,000		Grape King Industrial Co	257
94,306	*	Harbinger Group, Inc	489
1,098,500	e	Hengan International Group Co Ltd	11,081
38,943		Henkel KGaA	2,430
940,307	e	Henkel KGaA (Preference)	68,909
2,331,252		Herbalife Ltd	160,437
1,433,428		Hindustan Lever Ltd	11,542
367,625		Hypermarcas S.A.	2,588
7,152		Inter Parfums S.A.	203
60,370	e	Inter Parfums, Inc	947
557,404	e	Kao Corp	14,699
911,068		Kimberly-Clark Corp	67,319
2,174,937		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	4,830
34,000		Kobayashi Pharmaceutical Co Ltd	1,703
14,880		Korea Kolmar Co Ltd	118
41,500	e	Kose Corp	942
16,939		LG Household & Health Care Ltd	8,909
331,000	e	Lion Corp	1,900
50,401		L’Oreal S.A.	6,221
465,600		Magic Holdings international Ltd	172
63,379		Mandom Corp	1,592
295,056		Mcbride plc	581
61,912	*,e	Medifast, Inc	1,081
239,082		Microbio Co Ltd	300
12,200	e	Milbon Co Ltd	351

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

229,838		Natura Cosmeticos S.A.	$4,999
39,983	*,e	Nature’s Sunshine Products, Inc	641
6,392	m	Nirma Ltd	32
416,721		Nu Skin Enterprises, Inc (Class A)	24,132
46,663	*	Nutraceutical International Corp	679
1,628,000	e	NVC Lighting Holdings Ltd	605
21,645	e	Oil-Dri Corp of America	461
58,742	e	Oriflame Cosmetics S.A.	2,266
6,442		Pacific Corp	1,499
20,800		Pigeon Corp	776
116,700	e	Pola Orbis Holdings, Inc	3,492
260,353	*,e	Prestige Brands Holdings, Inc	4,551
10,556,007		Procter & Gamble Co	709,469
3,398,000		PT Unilever Indonesia Tbk	7,433
267,059		PZ Cussons plc	1,280
1,999,648		Reckitt Benckiser Group plc	113,136
44,799	*	Revlon, Inc (Class A)	773
929,000		Ruinian International Ltd	299
45,631		Schiff Nutrition International, Inc	561
159,511	e	Shiseido Co Ltd	2,762
67,157	*	Spectrum Brands, Inc	2,348
125,705	e	Uni-Charm Corp	6,636
28,398	*,e	USANA Health Sciences, Inc	1,060
750,000	e	Vinda International Holdings Ltd	1,160
92,753		WD-40 Co	4,206

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,694,815

INSURANCE - 3.6%
3,424,142	e	ACE Ltd	250,647
226,737	e	Admiral Group plc	4,305
1,298,286	*	Aegon NV	7,217
2,255,468		Aflac, Inc	103,729
16,900,607		AIA Group Ltd	62,044
13,511	*	Aksigorta AS	14
22,483	*,e	Alleghany Corp	7,399
912,379		Allianz AG.	108,894
415,589		Allied World Assurance Co Holdings Ltd	28,539
2,641,863		Allstate Corp	86,970
88,520	*	Alm Brand AS	182
400,552	e	American Equity Investment Life Holding Co	5,115
631,390		American Financial Group, Inc	24,359
652,124	*,e	American International Group, Inc	20,105
10,796		American National Insurance Co	783
64,442	*	American Safety Insurance Holdings Ltd	1,215
72,705	*	Amerisafe, Inc	1,799
724,416		Amlin plc	3,823
3,308,996		AMP Ltd	14,820
116,252	e	Amtrust Financial Services, Inc	3,125
257,614		Anadolu Hayat Emeklilik AS	556
450,254		Anadolu Sigorta	245
1,460,859		AON Corp	71,670
34,497		April Group	639
729,696	*	Arch Capital Group Ltd	27,174
115,891	e	Argo Group International Holdings Ltd	3,462
175,859		Arthur J. Gallagher & Co	6,285
819,323		Aspen Insurance Holdings Ltd	22,892

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

330,919		Assicurazioni Generali S.p.A.	$5,137
158,572		Assurant, Inc	6,422
1,050,299	e	Assured Guaranty Ltd	17,351
996,644		Aviva plc	5,290
3,060,971	e	AXA S.A.	50,797
2,028,774	e	Axis Capital Holdings Ltd	67,294
4,146		Bajaj Finserv Ltd	50
34,182	e	Baldwin & Lyons, Inc (Class B)	765
29,807		Baloise Holding AG.	2,400
1,261,396		Beazley plc	2,815
57	*	Berkshire Hathaway, Inc	6,948
6,532,868	*	Berkshire Hathaway, Inc (Class B)	530,142
181,800		Brazil Insurance Participco	1,942
185,906		Brown & Brown, Inc	4,421
9,410,492		Cathay Financial Holding Co Ltd	10,739
868,061		Catlin Group Ltd	5,643
104,000		Central Reinsurance Co Ltd	43
147,946		Chesnara plc	443
1,162,908	*	China Insurance International Holdings Co Ltd	2,277
11,839,419	e	China Life Insurance Co Ltd	30,751
3,407,040		China Life Insurance Co Ltd (Taiwan)	3,321
3,302,400		China Pacific Insurance Group Co Ltd	10,274
717,948		Chubb Corp	49,617
32,543	*	CIG Pannonia Life Insurance plc	62
233,453	e	Cincinnati Financial Corp	8,056
166,714	*,e	Citizens, Inc (Class A)	1,647
44,726		Clal Insurance	668
44,385		CNA Financial Corp	1,302
268,538		CNP Assurances	4,191
1,110,599	*,e	Conseco, Inc	8,640
1,167,732	e	Corp Mapfre S.A.	3,762
114,696	e	Crawford & Co (Class B)	562
17,271	e	Dai-ichi Mutual Life Insurance Co	24,128
193,525		Delphi Financial Group, Inc (Class A)	8,664
13,780		Delta Lloyd NV	242
586,455		Discovery Holdings Ltd	3,854
32,451	e	Donegal Group, Inc (Class A)	444
125,104		Dongbu Insurance Co Ltd	5,412
90,057	*,e	eHealth, Inc	1,469
31,083	e	EMC Insurance Group, Inc	624
140,276	e	Employers Holdings, Inc	2,484
63,390		Endurance Specialty Holdings Ltd	2,577
26,987	*	Enstar Group Ltd	2,671
69,397		Erie Indemnity Co (Class A)	5,409
31,901		Euler Hermes S.A.	2,506
506,558		Everest Re Group Ltd	46,867
19,720		Fairfax Financial Holdings Ltd	7,959
29,619		FBD Holdings plc	359
68,912		FBL Financial Group, Inc (Class A)	2,322
987,436		Fidelity National Title Group, Inc (Class A)	17,803
536,300		First American Financial Corp	8,919
239,371	e	Flagstone Reinsurance Holdings Ltd	1,884
223,352	*	Fondiaria-Sai S.p.A RSP	159
466,302	*,e	Fondiaria-Sai S.p.A.	664
14,041	*	Fortegra Financial Corp	117
2,540,180		Fortis	5,587

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,157,506	*	Genworth Financial, Inc (Class A)	$17,950
189,608	e	Gjensidige Forsikring BA	2,239
786,885	e	Great-West Lifeco, Inc	19,360
109,809	*	Greenlight Capital Re Ltd (Class A)	2,705
62,909		Grupo Catalana Occidente S.A.	1,093
74,870	*	Hallmark Financial Services	591
204,979	e	Hannover Rueckversicherung AG.	12,180
103,515		Hanover Insurance Group, Inc	4,257
38,500	*	Hanwha Non-Life Insurance Co Ltd	244
11,401		Harel Insurance Investments & Finances Ltd	394
45,763	e	Harleysville Group, Inc	2,641
885,491		Hartford Financial Services Group, Inc	18,666
168,702		HCC Insurance Holdings, Inc	5,258
11,329		Helvetia Holding AG.	4,201
153,948	*,e	Hilltop Holdings, Inc	1,292
537,318		Hiscox Ltd	3,405
261,979		Horace Mann Educators Corp	4,616
86,640		Hyundai Marine & Fire Insurance Co Ltd	2,495
32,550	e	Independence Holding Co	324
85,134		Industrial Alliance Insurance and Financial Services, Inc	2,610
49,610		Infinity Property & Casualty Corp	2,596
224,727	e	ING Canada, Inc	13,525
2,286,194		Insurance Australia Group Ltd	8,072
175,485	e	Jardine Lloyd Thompson Group plc	1,960
17,666	e	Kansas City Life Insurance Co	569
79,531		Kemper Corp	2,408
220,610		Korea Life Insurance Co Ltd	1,460
147,175		Korean Reinsurance Co	1,775
399,624		Lancashire Holdings Ltd	5,020
21,649,492		Legal & General Group plc	45,281
163,935		Liberty Holdings Ltd	1,936
47,850		LIG Insurance Co Ltd	1,102
478,319		Lincoln National Corp	12,608
503,915		Loews Corp	20,091
29,280	*	Lotte Non-Life Insurance Co Ltd	160
293,810		Maiden Holdings Ltd	2,644
2,030,164	e	Manulife Financial Corp	27,498
15,246	*	Markel Corp	6,845
3,284,620		Marsh & McLennan Cos, Inc	107,703
1,103,985	e	Max Capital Group Ltd	25,370
245,087	*,e	MBIA, Inc	2,402
340,172		Meadowbrook Insurance Group, Inc	3,174
698,101		Mediolanum S.p.A.	3,320
29,995	*	Menorah Mivtachim Holdings Ltd	233
42,478		Mercury General Corp	1,858
133,875		Meritz Fire & Marine Insurance Co Ltd	1,526
3,963,763		Metlife, Inc	148,047
1,534,550		Metropolitan Holdings Ltd	3,543
352,760		Migdal Insurance Holdings Ltd	544
1,668,697	*,e	Milano Assicurazioni S.p.A.	531
1,590,894		Millea Holdings, Inc	44,038
418,136		Mitsui Sumitomo Insurance Group Holdings, Inc	8,651
239,935	e	Montpelier Re Holdings Ltd	4,636
263,315		Muenchener Rueckver AG.	39,708
181,524	*	National Financial Partners Corp	2,748
37,320	e	National Interstate Corp	955

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

12,308		National Western Life Insurance Co (Class A)	$1,685
57,046	*,e	Navigators Group, Inc	2,695
644,500	e	NKSJ Holdings, Inc	14,520
1,058,288		Old Mutual plc	2,687
360,191		Old Republic International Corp	3,800
133,410		OneBeacon Insurance Group Ltd (Class A)	2,056
480,144		PartnerRe Ltd	32,597
420,507	*,e	Phoenix Cos, Inc	1,030
157,252		Phoenix Group Holdings	1,421
79,180		Phoenix Holdings Ltd	191
3,900,500	e	PICC Property & Casualty Co Ltd	4,650
3,167,500	e	Ping An Insurance Group Co of China Ltd	23,940
140,894		Platinum Underwriters Holdings Ltd	5,143
157,131		Porto Seguro S.A.	1,732
761,333	e	Power Corp Of Canada	20,181
518,820	e	Power Financial Corp	15,261
110,551		Powszechny Zaklad Ubezpieczen S.A.	11,560
269,160	*,e	Premafin Finanziaria S.p.A.	101
117,994		Presidential Life Corp	1,349
121,817		Primerica, Inc	3,071
1,848,872		Principal Financial Group	54,560
158,672		ProAssurance Corp	13,981
987,411		Progressive Corp	22,888
448,887		Protective Life Corp	13,296
4,881,375		Prudential Financial, Inc	309,430
6,209,480		Prudential plc	74,405
88,425,000	*	PT Panin Life Tbk	1,375
2,378,687		QBE Insurance Group Ltd	34,907
153,361		Reinsurance Group of America, Inc (Class A)	9,120
515,992		RenaissanceRe Holdings Ltd	39,076
3,671,632		Resolution Ltd	15,340
72,011		RLI Corp	5,159
1,018,947		RMI Holdings	2,285
4,881,282	e	Royal & Sun Alliance Insurance Group plc	8,169
49,680		Safety Insurance Group, Inc	2,069
318,031	e	Sampo Oyj (A Shares)	9,190
64,319		Samsung Fire & Marine Insurance Co Ltd	12,142
103,662		Samsung Life Insurance Co Ltd	9,062
3,883,871		Sanlam Ltd	16,831
44,084		Santam Ltd	925
25,554		Schweizerische National-Versicherungs-Gesellschaft	1,012
368,748		SCOR	9,967
86,308	e	SeaBright Insurance Holdings, Inc	785
218,083	e	Selective Insurance Group, Inc	3,840
16,173,195	*	Shin Kong Financial Holding Co Ltd	5,167
265,000		Shinkong Insurance Co Ltd	173
67,296	e	Societa Cattolica di Assicurazioni SCRL	1,361
165,438		Sony Financial Holdings, Inc	2,952
268,806		St. James’s Place plc	1,520
73,025		Stancorp Financial Group, Inc	2,990
1,437,791		Standard Life plc	5,284
83,776	e	State Auto Financial Corp	1,224
106,627	e	Stewart Information Services Corp	1,515
452,748	e	Storebrand ASA	2,292
164,200		Sul America SA	1,538
937,390	e	Sun Life Financial, Inc	22,245

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,769,467		Suncorp-Metway Ltd	$24,155
24,665		Swiss Life Holding	2,935
1,496,164		Swiss Re Ltd	95,545
449,962		Symetra Financial Corp	5,188
895,700	e	T&D Holdings, Inc	10,458
663,000		Taiwan Fire & Marine Insurance Co	499
1,573,000		Taiwan Life Insurance Co Ltd	1,021
166,460		Tong Yang Life Insurance	2,109
16,901	*	Topdanmark AS	2,941
413,495	e	Torchmark Corp	20,613
148,432	e	Tower Group, Inc	3,329
261,178		Tower Ltd	357
1,229,489		Travelers Cos, Inc	72,786
10,054		TrygVesta AS	568
2,870,613	*,a,e	Unipol Gruppo Finanziario S.p.A.	896
1,821,299	*,a,e	Unipol S.p.A.	330
56,392	*,e	United America Indemnity Ltd	1,099
85,454		United Fire & Casualty Co	1,529
158,520	e	Universal Insurance Holdings, Inc	617
1,150,267		UnumProvident Corp	28,159
1,192,181	e	Validus Holdings Ltd	36,898
47,726		Vittoria Assicurazioni S.p.A.	309
487,997	e	W.R. Berkley Corp	17,626
9,205	e	White Mountains Insurance Group Ltd	4,618
30,130		Wiener Staedtische Allgemeine Versicherung AG.	1,329
3,272,196		XL Capital Ltd	70,974
38,080		Yapi Kredi Sigorta AS	328
228,210		Zurich Financial Services AG.	61,338

		TOTAL INSURANCE	3,862,260

MATERIALS - 6.3%
182,212	e	A. Schulman, Inc	4,923
9,467		Acerinox S.A.	122
488,925		ACHEM Technology Corp	256
327,000		Achilles Corp	467
105,581		Adana Cimento	239
113,600		ADEKA Corp	1,084
1,229,247		Adelaide Brighton Ltd	3,702
380,922		Aditya Birla Minerals Ltd	282
29,781	*,e	Advanced Metallurgical Group NV	342
47,153	*	Advansa Sasa Polyester Sanayi AS	40
149,556		Aeci Ltd	1,839
27,671		Aekyung Petrochemical Co Ltd	784
23,620	*	AEP Industries, Inc	822
170,297		African Barrick Gold Ltd	1,047
307,658	*,e	African Minerals Ltd	2,727
163,870	e	African Oxygen Ltd	404
134,202		African Rainbow Minerals Ltd	3,183
89		Afyon Cimento Sanayi TAS	4
128,159		Agnico-Eagle Mines Ltd	4,271
444,699		Agrium, Inc (Toronto)	38,382
138,000		Aichi Steel Corp	717
128,743	e	Air Liquide	17,169
847,562	e	Air Products & Chemicals, Inc	77,806
107,311		Air Water, Inc	1,393
686,482	e	Airgas, Inc	61,076

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

177,363	e	AK Steel Holding Corp	$1,341
117,826		Akcansa Cimento AS	564
24,506		Akzo Nobel NV	1,448
387,670	e	Alamos Gold, Inc	7,116
228,531		Albemarle Corp	14,608
23,678	*	Alchemia S.A.	47
1,700,420	e	Alcoa, Inc	17,038
75,500	*	Alexco Resource Corp	530
252,675	*	Alkane Resources Ltd	384
174,200		Allegheny Technologies, Inc	7,172
264,629	*	Allied Gold Mining plc	503
242,775	*,e	Allied Nevada Gold Corp	7,897
174,690		Altri SGPS S.A.	266
531,807		Alumina Ltd	683
6,294,000	e	Aluminum Corp of China Ltd	3,008
10,883	*,f	AMAG Austria Metall AG.(purchased 02/29/12, cost $276)	277
1,123,391		Ambuja Cements Ltd	3,802
98,029	e	AMCOL International Corp	2,891
1,198,423		Amcor Ltd	9,243
90,305	e	American Vanguard Corp	1,959
192,075	*	Ampella Mining Ltd	200
2,677,000		AMVIG Holdings Ltd	1,452
264,482		Anadolu Cam Sanayii AS	450
311,300	*	Anatolia Minerals Development Ltd	2,650
4,146,720	e	Angang New Steel Co Ltd	2,667
1,772,777		Anglo American plc (London)	66,450
80,684	e	Anglo Platinum Ltd	5,635
752,975		AngloGold Ashanti Ltd	27,788
1,941,304	e	Anhui Conch Cement Co Ltd	6,161
158,000		ANN JOO Resources BHD	107
1,945,699		Antofagasta plc	35,956
175,515		APERAM	3,255
107,134		Aptargroup, Inc	5,868
621,585	e	Aquarius Platinum Ltd	1,445
398,802	*,e	Arafura Resources Ltd	128
494,047	e	ArcelorMittal	9,458
297,516	*,e	Argonaut Gold, Inc	2,535
286,194		Arkema	26,690
2,762,352	e	Asahi Kasei Corp	17,146
94,000		Asahi Organic Chemicals Industry Co Ltd	253
1,522,168		Ashland, Inc	92,944
2,367,000		Asia Cement China Holdings Corp	1,190
7,650		Asia Cement Co Ltd	322
4,497,923		Asia Cement Corp	5,493
203,750		Asia Polymer	266
31,184		Asian Paints Ltd	1,984
251,681	*	Aspire Mining Ltd	80
85,107		Associated Cement Co Ltd	2,272
117,935	*	Aston Resources Pty Ltd	1,183
677,200	*	Atlas Consolidated Mining & Development	283
1,035,045	e	Atlas Iron Ltd	3,103
119,700	*	Augusta Resource Corp	328
186,194	*	Aura Minerals, Inc	192
31,249		Auriga Industries (Class B)	414
221,111	*	Aurizon Mines Ltd	1,082
125,200	*,e	Avalon Rare Metals, Inc	375

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,078,275	*	Avion Gold Corp	$1,103
231,192		Avocet Mining plc	685
619,315		AZ Electronic Materials S.A.	2,866
868,835	*	B2Gold Corp	3,728
9,549		Bagfas Bandirma Gubre Fabrik	938
138,547	e	Balchem Corp	4,191
1,087,562	e	Ball Corp	46,635
264,598		Ballarpur Industries Ltd	133
243,100	*	Banro Corp	1,126
948,094		Barrick Gold Corp	41,223
2,654,635	e	Barrick Gold Corp (Canada)	115,373
1,637,074		BASF AG.	143,145
3,038		BASF India Ltd	30
759,728	*,e	Bathurst Resources Ltd	588
59,397		Baticim Bati Anadolu Cimento Sanayii AS	258
5,096		Bayer CropScience Ltd	80
2,169,000	e	BBMG Corp	1,826
751,278	*	Beadell Resources Ltd	524
168,070	e	Bemis Co, Inc	5,427
49,361		Berger Paints India Ltd	103
4,152,639		BHP Billiton Ltd	149,701
2,455,227		BHP Billiton plc	75,246
228,328		Billerud AB	2,115
6,473,794	*	BlueScope Steel Ltd	2,661
1,630	*	BNG Steel Co Ltd	19
531,467	e	Boise, Inc	4,363
426,996		Boliden AB	6,716
287,103		Bolu Cimento Sanayii	256
547,085		Boral Ltd	2,293
10,943	*	Borusan Mannesmann Boru Sanayi	159
5,862,759	*	Boryszew S.A.	1,413
316,193		Bradespar S.A.	6,038
221,028		Braskem S.A.	1,750
57,896	*	Brockman Resources Ltd	150
97,494	*	Brush Engineered Materials, Inc	2,801
492,479		Buckeye Technologies, Inc	16,730
136,550		Bursa Cimento	381
102,997	*	Buzzi Unicem S.p.A.	1,206
55,006		Buzzi Unicem S.p.A. RSP	326
7,600		C Uyemura & Co Ltd	299
176,304		Cabot Corp	7,525
530,882	*,e	Calgon Carbon Corp	8,287
138,168	*,e	Canfor Corp	1,635
105,600		Canfor Pulp Products, Inc	1,592
98,430		CAP S.A.	4,185
82,550		Capro Corp	1,799
372,811	*	Capstone Mining Corp	1,058
71,094		Carpenter Technology Corp	3,713
93,652		Cascades, Inc	394
73,921	*,e	Castle (A.M.) & Co	935
54,144		CCL Industries	1,981
448,958		Celanese Corp (Series A)	20,733
121,103		Cementir S.p.A.	278
568,035		Cementos Argos S.A.	3,529
70,977	*	Cementos Pacasmayo SAA (ADR)	816
15,268	*	Cementos Portland Valderrivas S.A.	143

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

25,586,476	*,e	Cemex S.A. de C.V.	$19,719
1,353,317	*	Centamin plc	1,492
356,210		Centerra Gold, Inc	5,539
248,453	*,e	Century Aluminum Co	2,206
103,882		Century Textile & Industries Ltd	753
664,635		CF Industries Holdings, Inc	121,396
401,166		Chambal Fertilizers & Chemicals Ltd	608
27,164	e	Chase Corp	428
61,513		Cheil Industries, Inc	5,214
491,797	*	Chemtura	8,351
1,704,560		Cheng Loong Corp	697
1,013,520		Chia Hsin Cement Corp	469
710,000		Chiho-Tiande Group Ltd	375
2,830,000		China BlueChemical Ltd	2,144
59,000		China General Plastics Corp	23
2,342,000		China Glass Holdings Ltd	399
194,000		China Hi-ment Corp	290
670,000	*	China Manmade Fibers Corp	250
354,240		China Metal Products	245
10,826,300	e	China Metal Recycling Holdings Ltd	13,257
4,994,000	*	China Mining Resources Group Ltd	73
2,056,000	e	China Molybdenum Co Ltd	872
10,581,722	e	China National Building Material Co Ltd	13,356
646,000		China Nickel Resources Holding Co Ltd	56
5,790,500		China Petrochemical Development Corp	6,574
1,488,000	*,e	China Precious Metal Resources Holdings Co Ltd	254
1,422,000	*,e	China Rare Earth Holdings Ltd	405
3,758,000	e	China Resources Cement Holdings Ltd	2,780
458,000		China Sanjiang Fine Chemicals	151
3,743,000	e	China Shanshui Cement Group Ltd	2,961
193,000		China Steel Chemical Corp	919
14,482,550		China Steel Corp	14,796
819,500		China Sunshine Paper Holdings Co Ltd	100
937,000		China Synthetic Rubber Corp	926
6,700,000	*	China Timber Resources Group Ltd	220
663,000	e	China Vanadium Titano-Magnetite Mining Co Ltd	154
568,000		China XLX Fertiliser Ltd	156
4,367,600	e	China Zhongwang Holdings Ltd	1,569
496,000	*	Chongqing Iron & Steel Co Ltd	88
1,108,668		Christian Hansen Holding	28,776
2,722,000	e	Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd	955
111,000		Chuetsu Pulp & Paper Co Ltd	245
77,000		Chugoku Marine Paints Ltd	473
1,083,910		Chun Yuan Steel	473
1,344,720		Chung Hung Steel Corp	474
169,950		Chung Hwa Pulp Corp	64
358,752		Cia de Minas Buenaventura S.A. (ADR) (Series B)	14,461
463,786	*	Cia Minera Atacocha S.A.	141
214,200		Cia Minera Autlan SAB de C.V.	237
994,836		Cia Siderurgica Nacional S.A.	9,385
112,930	*	Ciech S.A.	599
8,297	e	Ciments Francais S.A.	594
15,045	e	Cimpor Cimentos de Portugal S.A.	100
193,178		Cimsa Cimento Sanayi Ve Tica	975
1,108,000	*	Citic Dameng Holdings	162
4,161,921	*	Clariant AG.	57,410

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,984		Clariant Chemicals India Ltd	$38
100,721	*,e	Clearwater Paper Corp	3,345
1,895,540		Cleveland-Cliffs, Inc	131,285
198,500	*,e	Cline Mining Corp	301
36,418	*	CNK International Co Ltd	58
686,938	*,e	Coal of Africa Ltd	659
474,343	*	Coeur d’Alene Mines Corp	11,261
128,700	*	Colossus Minerals, Inc	706
188,618		Commercial Metals Co	2,795
86,132	*	Companhia Vale do Rio Doce	0	^
314,600		Companhia Vale do Rio Doce (ADR)	7,340
94,529		Compass Minerals International, Inc	6,782
141,700		Confab Industrial S.A.	453
129,100	*	Copper Mountain Mining Corp	545
292,148		Corp Aceros Arequipa S.A.	299
748,000		CPMC Holdings Ltd	447
149,128		CRH plc	3,050
1,001,819		Croda International plc	33,741
234,800	*	Cronus Resources Ltd	1,747
1,091,202	*	Crown Holdings, Inc	40,189
374,600		CSC Steel Holdings BHD	171
1,803,480		CSG Holding Co Ltd	1,375
87,312,000	*	CST Mining Group Ltd	1,160
140,972	*	Cudeco Ltd	508
1,087,262		Cytec Industries, Inc	66,095
314,000	*	Da Ming International Holdings Ltd	57
32,950		Daehan Steel Co Ltd	272
349,000	e	Dai Nippon Toryo Co Ltd	407
965,309		Daicel Chemical Industries Ltd	6,253
582,626	e	Daido Steel Co Ltd	4,066
91,000		Daiken Corp	315
150,857		Dainichiseika Color & Chemicals Manufacturing Co Ltd	711
986,845	e	Dainippon Ink and Chemicals, Inc	2,008
107,872		Daio Paper Corp	645
90,000		Daiso Co Ltd	290
21,638		DC Chemical Co Ltd	4,409
16,565		Deepak Fertilizers & Petrochemicals Corp Ltd	49
42,807	e	Deltic Timber Corp	2,709
658,405		Denki Kagaku Kogyo KK	2,657
162,532	*	Detour Gold Corp	4,053
498,515	*	Discovery Metals Ltd	826
430,942		Domtar Corp	41,103
28,380	*	Dongbu HiTek Co Ltd	257
23,360		Dongbu Steel Co Ltd	135
5,478		Dongil Industries Co Ltd	282
67,414		Dongjin Semichem Co Ltd	233
125,948		Dongkuk Industries Co Ltd	481
44,270		Dongkuk Steel Mill Co Ltd	849
2,506,000	e	Dongyue Group	2,302
5,572,967	e	Dow Chemical Co	193,048
457,000	e	Dowa Holdings Co Ltd	3,066
654,072	e	DRDGOLD Ltd	479
1,180,298		DS Smith plc	3,382
518,448		DSM NV	30,013
3,306,049		Du Pont (E.I.) de Nemours & Co	174,890
858,540	e	DuluxGroup Ltd	2,656

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

138,400	*	Dundee Precious Metals, Inc	$1,263
233,447		Eagle Materials, Inc	8,112
24,400		Earth Chemical Co Ltd	866
1,210,485	*	Eastern Platinum Ltd	485
735,672	e	Eastman Chemical Co	38,027
101,421	*	Eco Oro Minerals Corp	275
1,026,523		Ecolab, Inc	63,357
1,045		EG Corp	53
2,735	*	Egyptian Financial & Industrial Co	5
15,074		EID Parry India Ltd	56
447,802		El Ezz Steel Co	524
896,550		Eldorado Gold Corp	12,314
176,642	*	Elemental Minerals Ltd	216
784,918		Elementis plc	2,317
1,685,104		Empresas CMPC S.A.	7,217
10,760	*	EMS-Chemie Holding AG.	2,037
359,700	*	Endeavour Mining Corp	804
153,139	*	Endeavour Mining Corp (ADR)	352
238,900	*	Endeavour Silver Corp	2,263
1,512,616		Eregli Demir ve Celik Fabrikalari TAS	2,990
944,994		Eternal Chemical Co Ltd	825
137,200		Eternit S.A.	695
132,223	*	Eugene Corp	439
1,996,679		Eurasian Natural Resources Corp	18,966
655,700		Evergreen Fibreboard BHD	205
543,400		Everlight Chemical Industrial Corp	372
547,694	*	Evolution Mining Ltd	988
37,413	*	Evraz Highveld Steel and Vanadium Ltd	132
96,100	*	Exeter Newco	578
112,100	*	Exeter Resource Corp	309
628,050		Feng Hsin Iron & Steel Co	1,108
116,300		Ferbasa-Ferro Ligas DA Bahia	720
598,291		Ferrexpo plc	2,927
732,015	*	Ferro Corp	4,348
90,100	*	Fertilizantes Heringer S.A.	615
254,459		Fibria Celulose S.A.	2,091
3,039,493		Filtrona plc	23,112
234,600	*	First Majestic Silver Corp	3,904
658,987		First Quantum Minerals Ltd	12,566
1,457,651	e	Fletcher Building Ltd	8,056
2,291,521	*	Flinders Mines Ltd	714
209,277	*,e	Flotek Industries, Inc	2,516
239,227		FMC Corp	25,325
5,437,615	*	Focus Minerals Ltd	287
28,690	*	Foosung Co Ltd	175
5,140,733		Formosa Chemicals & Fibre Corp	15,061
6,999,091		Formosa Plastics Corp	20,663
405,000		Formosan Rubber Group, Inc	285
1,153,120		Formosan Union Chemical	852
6,706,090	e	Fortescue Metals Group Ltd	40,468
13,900	*	Fortress Paper Ltd	400
164,400	*	Fortuna Silver Mines, Inc	742
3,411,200		Fosun International	2,035
14,300		FP Corp	902
227,433	*	Franco-Nevada Corp	9,780
5,134,747		Freeport-McMoRan Copper & Gold, Inc (Class B)	195,326

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,694,883		Fresnillo plc	$43,460
378,000	*	Froch Enterprise Co Ltd	156
49,245		Frutarom Industries Ltd	482
27,453		Fuchs Petrolub AG.	1,446
48,446		Fuchs Petrolub AG. (Preference)	2,711
1,351,000		Fufeng Group Ltd	589
53,652		Fuji Seal International, Inc	1,022
18,700		Fujimi, Inc	234
387,000	e	Furukawa-Sky Aluminum Corp	1,250
11,615,800	e	Fushan International Energy Group Ltd	3,939
86,113	e	FutureFuel Corp	946
10,974,800	*	G J Steel PCL	56
5,146,900	*	G Steel PCL	77
300,002	*	Gabriel Resources Ltd	1,411
423,705	*,e	Gammon Gold, Inc	3,776
247,983	*	Gem Diamonds Ltd	1,085
264,799	*,e	General Moly, Inc	887
1,308,412	*,e	Georgia Gulf Corp	45,637
1,217,702		Gerdau S.A. Preference	11,647
997,589	*,e	Gindalbie Metals Ltd	643
12,936		Givaudan S.A.	12,467
257,390	e	Glatfelter	4,062
477,200	*	Gleichen Resources Ltd	957
595,244	e	Glencore International AG.	3,715
255,322	e	Globe Specialty Metals, Inc	3,797
64,844	*	Gloria Material Technology Corp	69
175,000	e	Godo Steel Ltd	451
78,783		Godrej Industries Ltd	401
1,042,842		Gold Fields Ltd	14,407
147,109	*	Gold One International Ltd	73
111,379	e	Gold Resource Corp	2,708
855,336		Goldcorp, Inc	38,554
80,160	*,e	Golden Minerals Co	676
1,010,145	*,e	Golden Star Resources Ltd	1,879
421,338	*	Golden Star Resources Ltd (Toronto)	807
4,106,418		Goldsun Development & Construction Co Ltd	1,683
348		Goltas Cimento	11
2,791,000		Grand Pacific Petrochemical	1,298
828,998	e	Grange Resources Ltd	574
618,901	*	Graphic Packaging Holding Co	3,416
8,136		Grasim Industries Ltd	419
605,755	*	Great Basin Gold Ltd	425
148,000		Great China Metal Industry	201
197,748	*,b,e	Great Southern Ltd	0	^
539,000	*	Greatview Aseptic Packaging Co	283
59,770		Greif, Inc (Class A)	3,342
21,372,543	*	G-Resources Group Ltd	1,308
345,565	e	Grupo Empresarial Ence S.A.	860
5,116,849		Grupo Mexico S.A. de C.V. (Series B)	16,142
221,700	*	Grupo Simec SAB de C.V.	696
341,652	*	Gryphon Minerals Ltd	381
18,400	*	GSE Holding, Inc	242
26,092	*	Gubre Fabrikalari TAS	177
41,946		Gujarat Flourochemicals	421
94,398		Gujarat Mineral Development Corp Ltd	337
24,544		Gujarat Narmada Valley Fertilizers Co Ltd	39

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

457,304		Gujarat NRE Coke Ltd	$198
35,509		Gujarat State Fertilisers & Chemicals Ltd	295
72,000		Gun-Ei Chemical Industry Co Ltd	185
3,179,452	*,e	Gunns Ltd	527
1,584	*	Gunns Ltd (Forest)	74
433		Gurit Holding AG.	248
105,742	*	Guyana Goldfields, Inc	363
16,372		H&R WASAG AG.	327
279,695		H.B. Fuller Co	9,182
2,488	*	Hadera Paper Ltd	100
54,038	*,e	Hanfeng Evergreen, Inc	151
9,860		Hanil Cement Manufacturing	416
12,080		Hansol Chemical Co Ltd	194
23,750		Hansol Paper Co	170
120,955		Hanwha Chemical Corp	2,873
91,967		Hanwha Corp	2,652
551,027		Harmony Gold Mining Co Ltd	6,029
152,124	*	Harry Winston Diamond Corp	2,239
35,706	e	Hawkins, Inc	1,328
63,717	e	Haynes International, Inc	4,036
305,955	*,e	Headwaters, Inc	1,279
1,510,968	e	Hecla Mining Co	6,981
15,174		HeidelbergCement AG.	916
1,888,000	e	Hidili Industry International Development Ltd	671
523,732	*	High River Gold Mines Ltd	630
360,499		Highland Gold Mining Ltd	763
124,473		Hill & Smith Holdings plc	667
1,612,546		Hindalco Industries Ltd	4,094
136,991	e	Hitachi Chemical Co Ltd	2,486
25,329		Hitachi Metals Ltd	317
325,920	*	Ho Tung Chemical Corp	196
403,862		Hochschild Mining plc	3,003
59,645		Hoganas AB (Class B)	2,180
409,929	e	Hokuetsu Paper Mills Ltd	2,739
61,149		Holcim Ltd	3,980
61,607	e	Holmen AB (B Shares)	1,693
20,691		Honam Petrochemical Corp	6,151
2,436,000	*	Honbridge Holdings Ltd	351
166,264	*,e	Horsehead Holding Corp	1,894
49,000		Hsin Kuang Steel Co Ltd	36
2,863,000	e	Huabao International Holdings Ltd	1,871
615,800	*	Hubei Sanonda Co Ltd	213
38,250		Huchems Fine Chemical Corp	721
240,726		HudBay Minerals, Inc	2,640
185,874		Huhtamaki Oyj	2,702
41,870	*	Hulamin Ltd	42
1,648,000	*,e	Hunan Non-Ferrous Metal Ltd	512
699,064		Huntsman Corp	9,794
31,457		Hyosung Corp	1,669
47,649		Hyundai Hysco	1,690
78,868		Hyundai Steel Co	7,114
603,159		IAMGOLD Corp	8,030
955,233		Iluka Resources Ltd	17,714
680,102		Imdex Ltd	2,153
36,615	e	Imerys S.A.	2,229
628,481		Impala Platinum Holdings Ltd	12,412

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

100,900	*	Imperial Metals Corp	$1,687
418,990		Impexmetal S.A.	593
4,306,103		Incitec Pivot Ltd	14,116
252,595	e	Independence Group NL	1,038
131,393		India Cements Ltd	287
816,810	*	Indophil Resources NL	365
535,700		Indorama Ventures PCL (ADR)	656
2,092,078		Indorama Ventures PCL (Foreign)	2,560
280,900	*,e	Industrias CH SAB de C.V.	1,346
216,860	e	Industrias Penoles S.A. de C.V.	10,516
37,560		Inmet Mining Corp	2,124
128,314		Innophos Holdings, Inc	6,431
91,188	*	Innospec, Inc	2,770
994,363	*	Integra Mining Ltd	531
127,290	e	International Flavors & Fragrances, Inc	7,459
1,890,820		International Paper Co	66,368
93,505	*,e	International Tower Hill Mines Ltd	401
536,118	*	Intrepid Mines Ltd	406
83,917	*,e	Intrepid Potash, Inc	2,042
406,602		Inversiones Argos S.A.	3,877
1,354,000	*	IRC Ltd	203
1,041,000	*,e	Ishihara Sangyo Kaisha Ltd	1,062
1,333,273	*	Ispat Industries Ltd	329
628,610		Israel Chemicals Ltd	7,262
1,739		Israel Corp Ltd	1,188
33,510		ISU Chemical Co Ltd	820
187,784	e	Italcementi S.p.A.	1,303
244,471		Italcementi S.p.A. RNC	794
13,638		Italmobiliare S.p.A.	315
32,726		Italmobiliare S.p.A. RSP	459
223,213	*	Ivanhoe Australia Ltd	352
356,222	*,e	Ivanhoe Mines Ltd	5,603
34,318	*	Izmir Demir Celik Sanayi AS	90
348,779	*,e	Jaguar Mining, Inc	1,629
115,800	*,e	Jaguar Mining, Inc (Toronto)	546
200,618		JAI Corp Ltd	343
388,173		James Hardie Industries NV	3,102
438,828	*	Jastrzebska Spolka Weglowa S.A.	13,343
93,645		JFE Holdings, Inc	2,036
2,359,000	e	Jiangxi Copper Co Ltd	5,426
99,092		Jindal Saw Ltd	339
518,919		Jindal Steel & Power Ltd	5,554
218,000	*	Jinshan Gold Mines, Inc	1,075
192,490		Johnson Matthey plc	7,260
13,900		JSP Corp	209
354,427	e	JSR Corp	7,191
202,845		JSW Steel Ltd	2,873
398,992	*	Jupiter Mines Ltd	89
116,808		K&S AG.	6,109
2,265,222	*,e	Kagara Zinc Ltd	400
62,583	e	Kaiser Aluminum Corp	2,958
243,811	e	Kaneka Corp	1,479
1,137,406	*	Kangaroo Resources Ltd	159
312,837	e	Kansai Paint Co Ltd	3,172
56,000	e	Kanto Denka Kogyo Co Ltd	208
188,772	*	Kapstone Paper and Packaging Corp	3,719

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

12,637	*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class A)	$9
42,920	*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class D)	23
384		Kartonsan Karton Sanayi	41
106,960		Kazakhmys plc	1,557
100,500	*	Keegan Resources, Inc	381
160,674	e	Kemira Oyj	2,131
13,651		Kemrock Industries & Exports Ltd	130
307,084		KGHM Polska Miedz S.A.	14,159
734,400		Kian JOO CAN Factory BHD	485
237,208	e	Kingsgate Consolidated Ltd	1,575
205,539	*	Kingsrose Mining Ltd	289
1,611,319		Kinross Gold Corp	15,751
1,038,500		Kinsteel BHD	165
118,138	*	Kirkland Lake Gold, Inc	1,708
18,320		KISCO Corp	444
15,288		KISWIRE Ltd	578
636,965		Klabin S.A.	2,945
536,911		KME Group S.p.A.	228
25,634	e	KMG Chemicals, Inc	463
54,000		Koatsu Gas Kogyo Co Ltd	332
2,278,382	*	Kobe Steel Ltd	3,726
8,750		Kolon Corp	200
42,734		Kolon Industries, Inc	2,829
2,330		Kolon Industries, Inc (Preference)	38
437		Konya Cimento Sanayii	65
123,257		Koppers Holdings, Inc	4,753
18,744		Korea Kumho Petrochemical	2,360
3,109		Korea Petrochemical Ind Co Ltd	281
18,174		Korea Zinc Co Ltd	6,273
333,580		Koza Altin Isletmeleri AS	6,334
15,672	*	Koza Anadolu Metal Madencilik Isletmeleri AS	28
15,672	*	Koza Anadolu Metal Madencilik Isletmeleri AS (New)	27
71,640		KP Chemical Corp	978
3,822		KPX Chemical Co Ltd	199
189,527	*	Kraton Polymers LLC	5,036
163,901	e	Kronos Worldwide, Inc	4,088
155,000	e	Krosaki Harima Corp	501
6,691		Kukdo Chemical Co Ltd	299
199,918	e	Kumba Iron Ore Ltd	13,742
184,408	e	Kumba Resources Ltd	4,774
54,000		Kumiai Chemical Industry Co Ltd	207
783,639		Kuraray Co Ltd	11,145
163,000		Kureha CORP	787
21,200	e	Kyoei Steel Ltd	431
3,550,742	*,e	La Seda de Barcelona S.A. (Class B)	123
41,800	*	Labrador Iron Mines Holdings Ltd	192
754,920		Lafarge Malayan Cement BHD	1,776
612,876		Lafarge S.A.	29,208
495,100	*,e	Lake Shore Gold Corp	511
109,891	*,e	Landec Corp	718
1,244,956		Lanxess AG.	102,825
960,000		Lee & Man Holding Ltd	719
6,388,000	e	Lee & Man Paper Manufacturing Ltd	2,984
1,775,319		LEE Chang Yung Chem IND Corp	2,832
14,069	e	Lenzing AG.	1,526
1,426,000	*	Lepanto Consolidated Mining	53

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

78,976		LG Chem Ltd	$25,856
12,672		LG Chem Ltd (Preference)	1,301
141,411		Linde AG.	25,367
110,000		Lingbao Gold Co Ltd	53
385,800		Lingui Development BHD	198
81,000		Lintec Corp	1,658
784,100		Lion Industries Corp BHD	351
28,854		Lock & Lock Co Ltd	858
137,345	*,e	London Mining plc	626
853,000		Long Chen Paper Co Ltd	261
16,859		Lonmin plc	276
894,000		Loudong General Nice Resources China Holdings Ltd	70
862,883	*	Louisiana-Pacific Corp	8,068
121,889	*	LSB Industries, Inc	4,744
4,660,000	e	Lumena Resources Corp	835
752,681	*	Lundin Mining Corp	3,373
1,271,818	*,e	Lynas Corp Ltd	1,452
1,672,282		LyondellBasell Industries AF S.C.A	72,995
1,126,532	*	Madeco S.A.	57
14,285		Madras Cements Ltd	43
61,469	*	MAG. Silver Corp	622
4,905		Maharashtra Seamless Ltd	38
252,833		Major Drilling Group International	4,195
167	*,m	Managem (New)	32
2,510		Managem	486
135,077		Mardin Cimento Sanayii	517
146,400	e	Martin Marietta Materials, Inc	12,536
15,775		Maruichi Steel Tube Ltd	370
3,561,427		Masisa S.A.	423
440,640		Mayer Steel Pipe Corp	179
14,532	e	Mayr-Melnhof Karton AG.	1,463
408,464	*,e	McEwen Mining, Inc	1,814
485,357		MeadWestvaco Corp	15,332
201,124	e	Mechel Steel Group OAO (ADR)	1,806
520,622	e	Medusa Mining Ltd	2,713
2,964,930		Merafe Resources Ltd	329
269,000	*,e	Mercator Minerals Ltd	361
49,388	*,e	Metals USA Holdings Corp	712
549,742	*	Metals X Ltd	133
413,600		Metalurgica Gerdau S.A.	5,096
129,500		Methanex Corp	4,217
743,325	*	Metminco Ltd	112
1,390,032		Mexichem SAB de C.V.	5,360
959,000	e	Midas Holdings Ltd	290
336,258	*,e	Midway Gold Corp	481
48,700	*,e	Migao Corp	153
502,229		Mincor Resources NL	355
242,848	*	Minefinders Corp	3,401
858,438	*,e	Minera Frisco SAB de C.V.	3,931
171,357	*	Mineral Deposits Ltd	1,116
83,464		Minerals Technologies, Inc	5,459
3,448,000	*,e	Minmetals Resources Ltd	1,657
15,860		Miquel y Costas & Miquel S.A.	429
612,404	*,e	Mirabela Nickel Ltd	360
2,001,417		Mitsubishi Chemical Holdings Corp	10,769
330,143	e	Mitsubishi Gas Chemical Co, Inc	2,221

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,461,172		Mitsubishi Materials Corp	$4,664
400,000	e	Mitsubishi Paper Mills Ltd	397
401,000		Mitsubishi Steel Manufacturing Co Ltd	1,381
613,212	e	Mitsui Chemicals, Inc	1,870
1,279,000	e	Mitsui Mining & Smelting Co Ltd	3,638
286,500		Mitsui Mining Co Ltd	436
191,533	e	Mittal Steel South Africa Ltd	1,399
892,370		MMC Norilsk Nickel (ADR)	16,356
275,400	*	MMX Mineracao e Metalicos S.A.	1,370
220,910	*,e	Moly Mines Ltd	67
206,467	*,e	Molycorp, Inc	6,985
248,047		Mondi Ltd	2,332
809,209		Mondi plc	7,643
481,500	*,e	Mongolian Mining Corp	458
7,011		Monnet Ispat & Energy Ltd	64
3,756,588		Monsanto Co	299,625
53,400		Moorim P&P Co Ltd	258
1,131,696		Mosaic Co	62,571
2,348,873		Mount Gibson Iron Ltd	2,730
295,267	*	Mpact Ltd	683
262,570	*,e	M-real Oyj (B Shares)	736
1,482,925	*,e	Murchison Metals Ltd	715
179,896	e	Myers Industries, Inc	2,654
216,760	*	Mytilineos Holdings S.A.	786
531,194	*,m	Nagarjuna Fertilizers & Chemicals	82
33,830		Namhae Chemical Corp	313
942,937		Nampak Ltd	2,852
7,280,057		Nan Ya Plastics Corp	16,497
961,860		Nantex Industry Co Ltd	882
86,081		Neenah Paper, Inc	2,560
505,053	*	Neo Material Technologies Inc	5,681
66,200		Neturen Co Ltd	613
541,937		Nevsun Resources Ltd	1,999
601,527	*	New Gold, Inc	5,940
220,650		New World Resources plc (A Shares)	1,508
676,758		Newcrest Mining Ltd	20,815
35,054		NewMarket Corp	6,569
1,013,520		Newmont Mining Corp	51,963
1,060,000	*	Newton Resources Ltd	103
167,200	*	NGEx Resources, Inc	419
1,233,000		Nickel Asia Corp	948
118,585		Nihon Nohyaku Co Ltd	531
66,874		Nihon Parkerizing Co Ltd	994
116,000	e	Nihon Yamamura Glass Co Ltd	283
3,077,000		Nine Dragons Paper Holdings Ltd	2,527
115,000		Nippon Denko Co Ltd	565
213,000		Nippon Kayaku Co Ltd	2,195
197,000		Nippon Koshuha Steel Co Ltd	244
1,138,000	e	Nippon Light Metal Co Ltd	1,828
181,000	e	Nippon Metal Industry Co Ltd	168
273,523	e	Nippon Paint Co Ltd	2,078
70,953	e	Nippon Paper Group, Inc	1,481
344,000		Nippon Shokubai Co Ltd	4,010
182,000		Nippon Soda Co Ltd	842
2,543,958	*,e	Nippon Steel Corp	7,056
67,810		Nippon Synthetic Chemical Industry Co Ltd	419

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

192,000		Nippon Valqua Industries Ltd	$542
149,500	*	Nippon Yakin Kogyo Co Ltd	261
183,600	e	Nissan Chemical Industries Ltd	1,735
1,048,238	e	Nisshin Steel Co Ltd	1,776
140,000		Nittetsu Mining Co Ltd	674
309,752	e	Nitto Denko Corp	12,631
353,921		NOF Corp	1,726
178,866	e	Noranda Aluminium Holding Corp	1,783
29,985	*	Norbord, Inc	346
96,566		Norddeutsche Affinerie AG.	5,103
35,141	*,e	Nordic Mines AB	248
101,378	e	Norsk Hydro ASA	553
155,822	*	North American Palladium Ltd	414
13,010,000	*	North Mining Shares Co Ltd	443
282,177	e	Northam Platinum Ltd	1,264
77,963	*	Northern Dynasty Minerals	475
205,853	*	Northern Iron Ltd	205
302,140	*,e	Northland Resources S.A.	344
249,149	*,e	Novagold Resources, Inc	1,788
95,651	f	Novolipetsk Steel (GDR) (purchased 10/07/11, cost $2,447)	1,995
366,587		Novozymes AS	10,703
647,748		Nucor Corp	27,821
436,670	e	Nufarm Ltd	2,180
426,307	e	Nuplex Industries Ltd	897
313,568	e	Nyrstar	2,613
86,450	*	Nyrstar (Strip VVPR)	0	^
124,000	*	Ocean Plastics Co Ltd	92
540,800	*	OceanaGold Corp	1,453
8,000		Ohara, Inc	93
687,752	e	OJI Paper Co Ltd	3,336
94,000		Okamoto Industries, Inc	361
398,917		Olin Corp	8,676
34,807	e	Olympic Steel, Inc	835
142,707	*	OM Group, Inc	3,926
350,588	e	OM Holdings Ltd	160
48,314		Omnia Holdings Ltd	599
174,610	*,e	Omnova Solutions, Inc	1,179
3,490,811		OneSteel Ltd	4,509
779,909		Orica Ltd	22,679
11,200		Orient Paper & Industries Ltd	13
479,000		Oriental Union Chemical Corp	620
971		Orissa Minerals Development Co Ltd	652
20,000	e	Osaka Steel Co Ltd	397
543,389	*	Osisko Mining Corp	6,309
331,507	*	Oswal Chemical & Fertilizers	247
157,594	e	Outokumpu Oyj	331
267,275	*	Owens-Illinois, Inc	6,238
186,174		Oxiana Ltd	1,888
188,507	e	Pacific Metals Co Ltd	1,043
14,800		Pack Corp	252
171,555		Packaging Corp of America	5,076
43,771		Palabora Mining Co Ltd	901
2,388,313		Pan African Resources plc	651
240,097	e	Pan American Silver Corp	5,298
739,446	*	Pan Australian Resources Ltd	2,330
73,587		Papeles y Cartones de Europa S.A.	267

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

481,007	*,e	Paramount Gold and Silver Corp	$1,087
7,395	*	Park Elektrik Madencilik Sanayi Ve Ticaret AS	20
544,263	*,e	Patagonia Gold plc	337
719,485	*	Perilya Ltd	336
577,688	*	Perseus Mining Ltd	1,407
257,887		Peter Hambro Mining plc	2,302
506,462	*	Petra Diamonds Ltd	1,419
6,405,700		Petronas Chemicals Group BHD	14,100
264,041	*,m	Pike River Coal Ltd	0	^
862,967		PolyOne Corp	12,427
7,560		Poongsan	168
15,480		Poongsan Corp	414
288,568	e	Portucel Empresa Produtora de Pasta e Papel S.A.	778
104,160		POSCO	34,929
4,880		POSCO M-Tech Co Ltd	326
5,231		POSCO Refractories & Environment Co Ltd	662
1,181,684		Potash Corp of Saskatchewan Toronto	53,951
398,258		PPG Industries, Inc	38,153
742,094		Praxair, Inc	85,074
160,400	*	Premier Gold Mines Ltd	844
303,300		Press Metal BHD	204
80,500	*,e	Pretium Resources, Inc	1,151
681,011		Pretoria Portland Cement Co Ltd	2,918
34,154		Prism Cement Ltd	34
4,496,000		PT Aneka Tambang Tbk	885
2,327,500	*	PT Barito Pacific Tbk	201
22,947,000	*	PT Darma Henwa Tbk	224
4,392,500		PT Holcim Indonesia Tbk	1,237
3,045,000	*	PT Indah Kiat Pulp and Paper Corp Tbk	386
2,384,300		PT Indocement Tunggal Prakarsa Tbk	4,814
26,554,000		PT International Nickel Indonesia Tbk	9,819
8,368,500		PT Krakatau Steel Tbk	787
3,255,500	*	PT Polychem Indonesia Tbk	195
6,143,500		PT Semen Gresik Persero Tbk	8,248
6,901,500		PT Timah Tbk	1,406
2,252,287		PTT Global Chemical PCL	5,180
178,800		PTT Global Chemical PCL (ADR)	411
50,117		Quaker Chemical Corp	1,977
78,900	*	Queenston Mining, Inc	354
93,891		Rain Commodities Ltd	70
17,540		Rallis India Ltd	42
1,032,435		Ramelius Resources Ltd	914
151,676		Randgold Resources Ltd	13,248
111,504	e	Rautaruukki Oyj	1,171
42,000		Recticel S.A.	341
431,917	*	Regis Resources Ltd	1,827
273,214		Reliance Steel & Aluminum Co	15,431
384,767	e	Rengo Co Ltd	2,672
623,231	*,e	Resolute Mining Ltd	1,162
102,435	*,e	Revett Minerals, Inc	428
161,353	*,e	Rex Minerals Ltd	226
1,388,913		Rexam plc	9,512
29,385		RHI AG.	744
43,510	*	Rio Alto Mining Ltd	189
1,121,125		Rio Tinto Ltd	76,052
3,088,946		Rio Tinto plc	171,212

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

55,423	e	Rio Tinto plc (ADR)	$3,081
185,115		Rock-Tenn Co (Class A)	12,506
557,048	*	Rockwood Holdings, Inc	29,050
673,700	*	Romarco Minerals, Inc	669
113,794	*,e	Royal Bafokeng Platinum Ltd	897
145,741		Royal Gold, Inc	9,505
206,758		RPM International, Inc	5,415
128,618	*,e	RTI International Metals, Inc	2,966
349,400	*,e	Rubicon Minerals Corp	1,145
19,393	e	Sa des Ciments Vicat	1,288
195,500	*	Sabina Gold & Silver Corp	547
7,659,040	*	Sahaviriya Steel Industries PCL	193
122,000		Sakai Chemical Industry Co Ltd	471
269,929		Sally Malay Mining Ltd	313
4,244		Salzgitter AG.	233
6,309		Sam Kwang Glass Ind Co Ltd	334
3,514,000		Samling Global Ltd	340
25,546		Samsung Fine Chemicals Co Ltd	1,231
138,600		San Fang Chemical Industry Co Ltd	121
414,800	*	San Gold Corp	603
137,539	*	Sandfire Resources NL	1,125
81,000		Sanyo Chemical Industries Ltd	541
378,108	*,e	Sanyo Special Steel Co Ltd	2,062
712,118	*,e	Sappi Ltd	2,639
495,267	*	Saracen Mineral Holdings Ltd	288
1,492,687	*,e	Sateri Holdings Ltd	416
322,400		Satipel Industrial S.A.	2,033
144,766	*	Schmolz + Bickenbach AG.	991
50,004		Schnitzer Steel Industries, Inc (Class A)	1,995
63,671		Schweitzer-Mauduit International, Inc	4,397
122,527	e	Scotts Miracle-Gro Co (Class A)	6,636
50,895	*,e	Seabridge Gold, Inc	1,017
18,016		Seah Besteel Corp	757
2,498		SeAH Holdings Corp	284
6,300		SeAH Special Steel Co Ltd	151
15,601		SeAH Steel Corp	1,459
881,555		Sealed Air Corp	17,023
787,000		Sekisui Plastics Co Ltd	2,885
589,436		SEMAFO, Inc	3,144
127,934	e	Semapa-Sociedade de Investimento e Gestao	943
162,637	*,e	Senomyx, Inc	446
194,542		Sensient Technologies Corp	7,393
375,613	*	Sentula Mining Ltd	108
93,931	e	Sequana	600
479,744		Sesa Goa Ltd	1,833
17,000		Sesoda Corp	20
528,104	f	Severstal (GDR) (purchased 02/09/10, cost $7,683)	7,052
908,900		Shandong Chenming Paper Holdings Ltd	428
839,000		Shandong Chenming Paper Holdings Ltd	396
246,300		Shanghai Yaohua Pilkington Glass Co Ltd	123
201,000		Sheng Yu Steel Co Ltd	140
396,100	e	Sherritt International Corp	2,160
495,724		Sherwin-Williams Co	53,870
218,000	*	Shihlin Paper Corp	351
47,000		Shikoku Chemicals Corp	279
465,627		Shin-Etsu Chemical Co Ltd	27,095

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

60,200		Shin-Etsu Polymer Co Ltd	$316
1,219,032		Shinkong Synthetic Fibers Corp	418
259,000		Shiny Chemical Industrial Co Ltd	338
3,738,000	e	Shougang Concord International Enterprises Co Ltd	219
1,104,660	e	Showa Denko KK	2,529
1,178		Shree Cement Ltd	74
76,900		Siam Cement PCL (ADR)	884
393,600		Siam Cement PCL (Foreign)	5,303
53,000		Siam City Cement PCL	526
49,044	*	Sidenor Steel Products Manufacturing Co S.A.	76
199,850		Sigma-Aldrich Corp	14,601
481,000		Sijia Group Co	148
628		Sika AG.	1,358
132,054		Silgan Holdings, Inc	5,837
210,324	*	Silver Lake Resources Ltd	741
224,174	*,e	Silver Standard Resources, Inc	3,376
591,398	e	Silver Wheaton Corp	19,613
444,224	e	Silvercorp Metals, Inc	3,060
106,421		Sims Group Ltd	1,626
8,240,000	*	Sino Union Energy Investment Group Ltd	552
4,310,000	e	Sinochem Hong Kong Holding Ltd	1,046
283,627	*,b,e	Sino-Forest Corp	3
878,000		Sinon Corp	406
16,938,600	e	Sinopec Shanghai Petrochemical Co Ltd	6,139
39,035		SK Chemicals Co Ltd	2,207
24,767		SKC Co Ltd	1,021
1,134,595	*	Smurfit Kappa Group plc	10,348
213,866	e	Sociedad Quimica y Minera de Chile S.A. (ADR)	12,548
153,842		Sociedad Quimica y Minera de Chile S.A. (Class B)	9,045
3,933		Societe Internationale de Plantations d’Heveas S.A.	433
107,650		Soda Sanayii AS	220
9,872		SODIFF Advanced Materials Co Ltd	602
475,000		Solar Applied Materials Technology Co	695
369,356		Solutia, Inc	10,320
6,229		Solvay S.A.	738
71,427	*	Sonae Industria SGPS S.A.	63
15,770		Songwon Industrial Co Ltd	134
158,161		Sonoco Products Co	5,251
259,351		South Valley Cement	142
385,000		Southeast Cement Co Ltd	151
2,205,729		Southern Copper Corp (NY)	69,944
136,427	*,e	Spartech Corp	666
14,151	e	Ssab Svenskt Stal AB (Series A)	134
55,490	*	Ssangyong Cement Industrial Co Ltd	248
1,058,226	*,e	St Barbara Ltd	2,257
17,200		ST Corp	213
673,994		Steel Dynamics, Inc	9,800
11,500		Stella Chemifa Corp	276
31,438	e	Stepan Co	2,760
360,313		Sterling Biotech Ltd	72
2,665,913		Sterlite Industries India Ltd	5,774
462,978	*,e	Stillwater Mining Co	5,852
5,133		STO AG.	784
598,638		Stora Enso Oyj (R Shares)	4,451
87,300		STP & I PCL	88
842,472	*	Sujana Towers Ltd	126

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

782,221	e	Sumitomo Bakelite Co Ltd	$4,140
1,946,502	e	Sumitomo Chemical Co Ltd	8,355
599,000	e	Sumitomo Light Metal Industries Ltd	604
1,489,046		Sumitomo Metal Industries Ltd	3,038
1,009,830		Sumitomo Metal Mining Co Ltd	14,321
766,193	e	Sumitomo Osaka Cement Co Ltd	2,243
106,000		Sumitomo Seika Chemicals Co Ltd	494
24,712	e	Sumitomo Titanium Corp	952
291,620	*,e	SunCoke Energy, Inc	4,144
3,011,979	*	Sundance Resources Ltd	1,406
1,489,000	e	SunVic Chemical Holdings Ltd	462
84,088		Super Dragon Technology Co Ltd	85
13,211		Supreme Industries Ltd	54
217,363		Suzano Papel e Celulose S.A.	930
537,048	e	Svenska Cellulosa AB (B Shares)	9,307
169,183		Symrise AG.	4,895
303,215		Syngenta AG.	104,482
761,430		Synthos S.A.	1,538
34,900	e	T Hasegawa Co Ltd	506
1,536,200		TA Chen Stainless Pipe	860
835		Taekwang Industrial Co Ltd	861
129,200	*	Tahoe Resources, Inc	2,723
2,028,553		Taiheiyo Cement Corp	4,521
5,996,748		Taiwan Cement Corp	7,056
1,258,500		Taiwan Fertilizer Co Ltd	3,276
309,345		Taiwan Hon Chuan Enterprise Co Ltd	703
27,000		Taiwan Prosperity Chemical Corp	77
175,960		Taiwan Pulp & Paper Corp	67
1,234,000	*	Taiwan Styrene Monomer	332
19,700	e	Taiyo Ink Manufacturing Co Ltd	530
205,560		Taiyo Nippon Sanso Corp	1,458
157,000		Takasago International Corp	741
90,000		Takiron Co Ltd	330
629,202	*,e	Talvivaara Mining Co plc	2,446
152,000	*	Tang Eng Iron Works Co Ltd	152
146,629	*,e	Tanzanian Royalty Exploration Corp	763
440,859	*	Taseko Mines Ltd	1,556
1,091,044		Tata Steel Ltd	10,104
2,370,800	*	Tata Steel Thailand PCL	68
2,474,000	e	TCC International Holdings Ltd	944
13,231		Technosemichem Co Ltd	419
1,037,145		Teck Cominco Ltd	37,027
10,979,412		Teijin Ltd	37,128
41,100	e	Tenma Corp	480
54,900		Tessenderlo Chemie NV	1,833
90,424	e	Texas Industries, Inc	3,166
56,372	*	Texas Petrochemicals, Inc	2,492
704,955	*,e	Thompson Creek Metals Co, Inc	4,766
280,081	*,e	Thompson Creek Metals Co, Inc (Toronto)	1,898
211,000		Thye Ming Industrial Co Ltd	205
40,612	e	ThyssenKrupp AG.	1,011
1,230,000	e	Tiangong International Co Ltd	310
666,795	*	Tiger Resources Ltd	257
57,481	e	Tikkurila Oy	1,088
140,101		Time Technoplast Ltd	153
13,377	*	Tire Kutsan Oluklu Mukavva	9

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

83,628		Titan Cement Co S.A.	$1,543
138,583	e	Titanium Metals Corp	1,879
582,000		Toagosei Co Ltd	2,697
40,000	e	Toda Kogyo Corp	290
42,400	e	Toho Titanium Co Ltd	674
169,000	e	Toho Zinc Co Ltd	768
485,000		Tokai Carbon Co Ltd	2,602
446,000	e	Tokuyama Corp	1,394
134,100	e	Tokyo Ohka Kogyo Co Ltd	3,066
152,796	e	Tokyo Rope Manufacturing Co Ltd	314
135,200	e	Tokyo Steel Manufacturing Co Ltd	1,206
1,317,750		Ton Yi Industrial Corp	698
18,613	*	Tong Yang Major Corp	19
435,594	e	Topy Industries Ltd	1,363
1,081,434	e	Toray Industries, Inc	8,066
732,722		Tosoh Corp	2,055
351,000		Toyo Ink Manufacturing Co Ltd	1,449
129,000		Toyo Kohan Co Ltd	531
110,544		Toyo Seikan Kaisha Ltd	1,601
1,555,500		TPI Polene PCL	715
91,793	e	Tredegar Corp	1,798
88,735		Troy Resources NL	422
1,731,950		TSRC Corp	4,438
122,685	*,e	Tubacex S.A.	332
127,313	e	Tubos Reunidos S.A.	341
815,676		Tung Ho Steel Enterprise Corp	831
1,789,359		UBE Industries Ltd	4,892
253,268		Uflex Ltd	571
99,992		Ultra Tech Cement Ltd	2,973
173,522		Umicore	9,564
34,600	*	Uniao de Industrias Petroquimicas S.A.	6
9,791		Unid Co Ltd	441
8,930		Union Steel	134
110,000	*	Unipetrol	1,027
298,272		United Phosphorus Ltd	761
12,851	*	United States Lime & Minerals, Inc	770
227,281	e	United States Steel Corp	6,675
619,000		Universal Cement Corp	302
27,958	*	Universal Stainless & Alloy	1,194
1,943,000		UPC Technology Corp	1,114
474,896	e	UPM-Kymmene Oyj	6,468
658,394	e,f	Uralkali (GDR) (purchased 04/30/10, cost $26,208)	24,802
116,440	*,e	US Energy Corp Wyoming	368
44,700	*	US Silica Holdings Inc	936
48,850		Usha Martin Ltd	29
1,885,250		USI Corp	1,863
210,300		Usinas Siderurgicas de Minas Gerais S.A.	2,281
564,162		Usinas Siderurgicas de Minas Gerais S.A. (Preference)	3,712
2,479,494	*	Vale S.A.	58,271
3,561,276		Vale S.A. (Preference)	80,884
455,570		Valspar Corp	21,999
216,390	e	Vedanta Resources plc	4,258
26,628	*	Verbio AG.	126
42,341	*,e	Verso Paper Corp	80
465		Vetropack Holding AG.	913
236,245		Victrex plc	5,100

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

812,300		Vinythai PCL	$482
124,807	*	Viohalco S.A.	533
284,520	*,e	Vista Gold Corp	893
282,339		Voestalpine AG.	9,522
1,362,001		Volcan Cia Minera S.A.	1,890
415,024	e	Vulcan Materials Co	17,734
6,385	e	Wacker Chemie AG.	563
1,557,435		Walter Energy, Inc	92,216
213,359	e	Wausau Paper Corp	2,001
177,248		Welspun-Gujarat Stahl Ltd	467
2,818,000	e	West China Cement Ltd	595
49,862	e	West Fraser Timber Co Ltd	2,305
425,671	e	Western Areas NL	2,393
281,372	e	Westlake Chemical Corp	18,230
24,641	*,e	WHX Corp	356
2,480,000		Winsway Coking Coal Holding Ltd	499
244,910		Worthington Industries, Inc	4,697
1,103,915	*	WR Grace & Co	63,806
262,500		WTK Holdings BHD	129
1,112,000	e	Xingda International Holdings Ltd	510
1,118,000	e	Xinjiang Xinxin Mining Industry Co Ltd	314
3,025,092		Xstrata plc	51,825
1,324,868	e	Yamana Gold, Inc	20,668
8,711	e	Yamato Kogyo Co Ltd	256
353,201		Yara International ASA	16,837
570,000		Yeun Chyang Industrial Co Ltd	358
1,858,500		Yieh Phui Enterprise	683
1,393,000	e	Yingde Gases	1,580
446,000		Yip’s Chemical Holdings Ltd	321
291,000		Yodogawa Steel Works Ltd	1,275
50,460		Youlchon Chemical Co Ltd	362
852,000	*	Youyuan International Holdings Ltd	203
3,050,285		Yuen Foong Yu Paper Manufacturing Co Ltd	1,393
1,341,500	*	Yukon-Nevada Gold Corp	437
524,796		Yule Catto & Co plc	2,081
59,000		Yung Chi Paint & Varnish Manufacturing Co Ltd	93
13,331		Zaklady Azotowe Pulawy S.A.	425
49,773	*	Zaklady Azotowe w Tarnowie-Moscicach S.A.	544
37,487	*	Zaklady Chemiczne Police S.A.	128
112,875	*	Zanaga Iron Ore Co Ltd	208
540,512	e	Zeon Corp	5,053
91,522		Zep, Inc	1,318
1,418,500	e	Zhaojin Mining Industry Co Ltd	2,386
64,123		Zignago Vetro S.p.A.	436
10,491,000	e	Zijin Mining Group Co Ltd	4,172
107,209	*,e	Zoltek Cos, Inc	1,214
1,206		Zuari Industries Ltd	12

		TOTAL MATERIALS	6,781,664

MEDIA - 2.9%
1,123,864		Aegis Group plc	3,320
63,090		Agora S.A.	257
78,010	e	AH Belo Corp (Class A)	381
161,771	*	AMC Networks, Inc	7,220
206,727	e	Antena 3 de Television S.A.	1,236
572,956	e	APN News & Media Ltd	536

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

160,770	e	Arbitron, Inc	$5,945
170,172	e	Arnoldo Mondadori Editore S.p.A.	295
5,931	*,e	Artprice.com	303
40,900	e	Asatsu-DK, Inc	1,183
118,300	e	Astral Media, Inc	5,756
1,606,196	*,e	Austar United Communications Ltd	2,414
44,759		Avex Group Holdings, Inc	541
29,563	e	Axel Springer AG.	1,494
123,500		BEC World PCL (ADR)	204
1,481,900		BEC World PCL (Foreign)	2,448
341,533	e	Belo (A.H.) Corp (Class A)	2,449
4,120,600		Benpres Holdings Corp	527
1,675	*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	7
70,058	*	Borussia Dortmund GmbH & Co KGaA	236
6,329,572		British Sky Broadcasting plc	68,475
995,854		Cablevision Systems Corp (Class A)	14,619
55,348		Cairo Communication S.p.A.	260
76,494		Canal Plus	485
4,120,049		CBS Corp (Class B)	139,711
71,000	*,e	Central European Media Enterprises Ltd (Class A)	522
149,694	*,e	Central European Media Enterprises Ltd (Class A) Nasdaq	1,063
193,119	*	Charter Communications, Inc	12,253
141,960		Cheil Communications, Inc	2,272
131,484		Chime Communications plc	463
496,315		Cinemark Holdings, Inc	10,894
78,400	e	Cineplex Galaxy Income Fund	2,248
215,084		Cineworld Group plc	747
25,640		CJ CGV Co Ltd	600
25,844	*	CJ E&M Corp	648
64,470		Clear Channel Outdoor Holdings, Inc (Class A)	514
18,982		Cogeco Cable, Inc	996
14,542,584		Comcast Corp (Class A)	436,423
6,400	e	COOKPAD, Inc	144
158,157	*,e	Corus Entertainment, Inc	3,766
144,040	*,e	Crown Media Holdings, Inc (Class A)	229
33,222		CTS Eventim AG.	1,148
127,609	*,e	Cumulus Media, Inc (Class A)	445
652	e	CyberAgent, Inc	1,705
132,174	*	Cyfrowy Polsat S.A.	595
163,110		Daekyo Co Ltd	887
97,800		Daiichikosho Co Ltd	1,920
612,372	e	Daily Mail & General Trust	4,427
390,942	*	Deccan Chronicle Holdings Ltd	265
4,250,416	*	DEN Networks Ltd	8,823
172,042	e	Dentsu, Inc	5,512
8,074	*,e	Dial Global, Inc	19
7,200	*,e	Digital Domain Media Group, Inc	41
105,609	*,e	Digital Generation, Inc	1,078
3,359,625	*	DIRECTV	165,764
1,263,115	*	Discovery Communications, Inc (Class A)	63,914
183,830	*	Discovery Communications, Inc (Class C)	8,618
5,471,628		DISH Network Corp (Class A)	180,181
772,072	*	Dogan Yayin Holding	356
155,589	*,e	DreamWorks Animation SKG, Inc (Class A)	2,871
80,662	*	EM.Sport Media AG.	187
146,655	*,e	Eniro AB	344

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

92,405	*,e	Entercom Communications Corp (Class A)	$600
213,710	e	Entravision Communications Corp (Class A)	365
21,981	*	Eros International Media Ltd	78
92,200	*,e	Eros International plc	361
1,115,000	*	eSun Holdings Ltd	157
80,089	e	Euromoney Institutional Investor plc	974
283,050		Eutelsat Communications	10,469
136,215	*	EW Scripps Co (Class A)	1,344
1,157		Fenerbahce Sportif Hizmetleri Sanayi ve Ticaret AS	34
37,327	*,e	Fisher Communications, Inc	1,147
4,950		Fuji Television Network, Inc	8,546
172,000	e	Gakken Co Ltd	354
243		Galatasaray Sportif Sinai ve Ticari Yatirimlar AS	34
1,177,310		Gannett Co, Inc	18,048
215,592	e	Gestevision Telecinco S.A.	1,237
31,291		GFK AG.	1,667
1,360		GIIR, Inc	10
51,972	*,e	Global Sources Ltd	320
230,933	*,e	Gray Television, Inc	436
247,560		Groupe Aeroplan, Inc	3,060
3,367,327	e	Grupo Televisa S.A.	14,247
174,408	e	Gruppo Editoriale L’Espresso S.p.A.	246
28,226	e	Hakuhodo DY Holdings, Inc	1,783
166,547	e	Harte-Hanks, Inc	1,507
8,909	*	Hathway Cables and Datacom Pvt Ltd	29
684,491	e	Havas S.A.	3,980
51,624	*,e	Hi-Media S.A.	181
32,496		Hot Telecommunication System Ltd	363
242,999		Hurriyet Gazetecilik AS	161
105,680	*	Hyundai Hy Communications & Network Co	291
6,747	*	IBN18 Broadcast Ltd	4
6,552,000	*	Imagi International Holdings Ltd	142
461,167	*	Independent News & Media plc	132
1,094,036		Informa plc	7,732
6,346,164		Interpublic Group of Cos, Inc	72,410
40,212		IPSOS	1,443
9,655		Israel Land Development Co Ltd	73
11,110,989		ITV plc	15,716
12,757		Jagran Prakashan Ltd	25
1,057,019	*,e	JC Decaux S.A.	32,302
3,442,305	e	John Fairfax Holdings Ltd	2,591
82,866		John Wiley & Sons, Inc (Class A)	3,944
242,118	*	Journal Communications, Inc (Class A)	1,363
2,646		Jupiter Telecommunications Co	2,650
97,559	*	Juventus Football Club S.p.A.	27
371,955	*	Kabel Deutschland Holding AG.	22,962
28,981	e	Kadokawa Holdings, Inc	926
10,569		Kinepolis	987
119,668	*,e	Knology, Inc	2,178
11,620	*	KT Skylife Co Ltd	255
13,040	e	Lagardere S.C.A.	403
95,185	*,e	Lamar Advertising Co (Class A)	3,085
955,918	*	Liberty Global, Inc (Class A)	47,872
446,559	*	Liberty Interactive LLC	39,364
215,976	*	Lin TV Corp (Class A)	875
181,693	*,e	Lions Gate Entertainment Corp	2,529

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

572,120	*,e	Live Nation, Inc	$5,378
76,875		M6-Metropole Television	1,389
161,878	*	Madison Square Garden, Inc	5,536
1,345,600		Major Cineplex Group PCL	784
108,323	e	Martha Stewart Living Omnimedia, Inc (Class A)	413
216,252	*,e	McClatchy Co (Class A)	625
963,286		McGraw-Hill Cos, Inc	46,691
454,600		MCOT PCL	420
105,880	e	MDC Partners, Inc	1,177
251,131	e	Mecom Group plc	724
1,202,800		Media Chinese International Ltd	465
77	*,e	Media General, Inc (Class A)	0	^
1,725,500		Media Prima BHD	1,504
1,173,379	e	Mediaset S.p.A.	3,234
141,794	e	Meredith Corp	4,603
5,505		Modern Times Group AB (B Shares)	303
70,643	e	Morningstar, Inc	4,454
598,443		Naspers Ltd (N Shares)	33,669
352,251		National CineMedia, Inc	5,389
161,717		Navneet Publications India	185
1,289	*	Network 18 Media & Investments Ltd	1
630,511	*	New York Times Co (Class A)	4,281
4,913,329	e	News Corp (Class A)	96,743
53,756	*,e	Nexstar Broadcasting Group, Inc (Class A)	447
798,000	*	Next Media Ltd	62
23,585		NRJ Group	207
531,399		Omnicom Group, Inc	26,915
830,000		Oriental Press Group	94
78,565	e	Outdoor Channel Holdings, Inc	574
423,839	e	PagesJaunes Groupe S.A.	1,380
44,941	*,e	Pandora Media, Inc	459
2,757,523		Pearson plc	51,398
3,070,000		Phoenix Satellite Television Holdings Ltd	1,050
1,772,000		Pico Far East Holdings Ltd	400
432,257	*,e	Premiere AG.	1,197
365,953	*,e	Promotora de Informaciones S.A.	279
560,216		ProSiebenSat.1 Media AG.	14,397
5,800		Proto Corp	191
25,863,500		PT Bhakti Investama Tbk	1,033
14,099,600		PT Global MediaCom Tbk	2,470
357,000	*	PT Indosiar Karya Media Tbk	138
8,104,500		PT Media Nusantara Citra Tbk	1,668
		PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS
186,629	e	S.A.	635
361,500		PT Surya Citra Media Tbk	318
150,656	e	Publicis Groupe S.A.	8,306
3,262		PubliGroupe AG.	484
188,457	e	Publishing & Broadcasting Ltd	569
93,336		Quebecor, Inc	3,601
213,601	*,e	RCS MediaGroup S.p.A.	184
90,854	e	REA Group Ltd	1,304
45,641	*,e	ReachLocal, Inc	325
3,355,856		Reed Elsevier NV	42,850
6,488,595		Reed Elsevier plc	57,515
332,178	e	Regal Entertainment Group (Class A)	4,518
42,274	*,e	Rentrak Corp	960

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

179,041		Rightmove plc	$4,155
4,652		Roularta Media Group NV	98
14,236	*,e	Saga Communications, Inc	510
6,076	e	Sanoma-WSOY Oyj	78
33,000		Saraiva S.A. Livreiros Editores	417
119,150		SBS Media Holdings Co Ltd	381
148,720	e	Schibsted ASA	5,525
139,740		Scholastic Corp	4,930
761,489	e	Scripps Networks Interactive (Class A)	37,077
119,823		SES Global S.A.	2,974
677,693	*,e	Shaw Communications, Inc (B Shares)	14,343
104,000	e	Shochiku Co Ltd	982
220,152		Sinclair Broadcast Group, Inc (Class A)	2,435
468,000		Sing Tao News Corp Ltd	68
398,038	e	Singapore Press Holdings Ltd	1,241
781,000		SinoMedia Holding Ltd	399
12,394,006	*,e	Sirius XM Radio, Inc	28,630
284,203		Sky Network Television Ltd	1,206
5,757	e	Sky Perfect Jsat Corp	2,548
7,194	*	SM Entertainment Co	304
226,403		Societe Television Francaise 1	2,772
705,424		Southern Cross Media Group	971
6,828	*	Spir Communication	200
1,646,034	*	Stroer Out-of-Home Media AG.	27,792
543,612		STW Communications Group Ltd	563
86,404	*	T4F Entretenimento S.A.	790
709,670	*	Telecom Italia Media S.p.A.	156
797,947		Television Broadcasts Ltd	5,387
841,467	e	Ten Network Holdings Ltd	704
69,807	*	Tera Resource Co Ltd	117
1,009,389	e	Thomson Corp	29,171
393,542	e	Thomson Corp (Toronto)	11,379
1,487,966	e	Time Warner Cable, Inc	121,269
2,468,443		Time Warner, Inc	93,184
296,000	e	Toei Animation Co Ltd	7,013
406,885	e	Toei Co Ltd	2,100
84,217	e	Toho Co Ltd	1,550
22,600		Tohokushinsha Film Corp	193
133,000		Tokyo Broadcasting System, Inc	1,992
122,197		Torstar Corp	1,319
1,725	*	Trabzonspor Sportif Yatirim ve TAS	14
600,320	*	Trinity Mirror plc	360
268		TV Asahi Corp	438
1,992,100	e	TV Azteca S.A. de C.V.	1,250
14,000		TV Tokyo Corp	183
137,506		TVN S.A.	477
347,294		United Business Media Ltd	3,479
143,246	*	Usen Corp	146
24,666	*,m	UTV Software Communications Ltd	525
175,490	*,e	Valassis Communications, Inc	4,036
8,329	e	Value Line, Inc	102
5,175,766		Viacom, Inc (Class B)	245,642
1,769,485	e	Virgin Media, Inc	44,202
3,740,000	e	VODone Ltd	522
8,569,562		Walt Disney Co	375,175
7,965	e	Washington Post Co (Class B)	2,976

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

332,885	e	West Australian Newspapers Holdings Ltd	$1,348
32,798		Wolters Kluwer NV	621
44,810	*	Woongjin Holdings Co Ltd	221
29,600		Woongjin Thinkbig Co Ltd	333
106,208	e	World Wrestling Entertainment, Inc (Class A)	942
5,776,240		WPP plc	78,979
8,969,603	*,e	Yell Group plc	537
4,008		Yellow Pages Income Fund	0	^
717,278		ZEE Telefilms Ltd	1,784
28,800		Zenrin Co Ltd	291

		TOTAL MEDIA	3,142,605

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.9%
740		Abbott India Ltd	22
7,658,612		Abbott Laboratories	469,396
369,013		Abcam plc	2,061
27,840	*	Ablynx NV	120
197,180	*,e	Achillion Pharmaceuticals, Inc	1,889
224,155	*	Acorda Therapeutics, Inc	5,951
303,156		Acrux Ltd	1,253
128,981		Actelion Ltd	4,715
49,050	*,e	Active Biotech AB	345
22,084	*,e	Acura Pharmaceuticals, Inc	76
496,915		Adcock Ingram Holdings Ltd	3,803
34,736	*,e	Aegerion Pharmaceuticals, Inc	480
245,483	*,e	Affymax, Inc	2,882
435,620	*	Affymetrix, Inc	1,860
1,986,170		Agilent Technologies, Inc	88,404
489,190	*,e	Akorn, Inc	5,724
113,625	*,e	Albany Molecular Research, Inc	307
1,354,639	*	Alexion Pharmaceuticals, Inc	125,792
31,113	*	Algeta ASA	785
46,188	*,e	Alimera Sciences, Inc	156
7,470	e	ALK-Abello AS	558
1,012,074	*,e	Alkermes PLC	18,774
2,296,264	e	Allergan, Inc	219,132
552,084	*,e	Allos Therapeutics, Inc	817
164,132	*,e	Alnylam Pharmaceuticals, Inc	1,817
130,547	*	AMAG Pharmaceuticals, Inc	2,080
4,003,156	e	Amgen, Inc	272,175
67,506	*,e	Amicus Therapeutics, Inc	356
90,467	*,e	Ampio Pharmaceuticals, Inc	308
348,207	*,e	Amylin Pharmaceuticals, Inc	8,691
26,375	*,e	Anacor Pharmaceuticals, Inc	155
70,313	*,e	Anthera Pharmaceuticals, Inc	155
449,000		Apex Biotechnology Corp	1,206
78,014	*,e	Ardea Biosciences, Inc	1,698
571,167	*,e	Arena Pharmaceuticals, Inc	1,753
677,460	*,e	Ariad Pharmaceuticals, Inc	10,806
315,014	*	Arqule, Inc	2,208
315,992	*	Array Biopharma, Inc	1,078
53,000		ASKA Pharmaceutical Co Ltd	324
381,175		Aspen Pharmacare Holdings Ltd	5,888
455,339	e	Astellas Pharma, Inc	18,755
421,195	*,e	Astex Pharmaceuticals	783
575,718		AstraZeneca plc	25,590

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

706,376	e	AstraZeneca plc (ADR)	$31,427
209,884		Aurobindo Pharma Ltd	490
239,304	*	Auxilium Pharmaceuticals, Inc	4,444
526,964	*,e	AVANIR Pharmaceuticals, Inc	1,802
309,839	*,e	AVEO Pharmaceuticals, Inc	3,845
506,038	*,e	AVI BioPharma, Inc	779
6,116		Bachem Holding AG.	256
11,315	*	Basilea Pharmaceutica	635
30,332	*	Bavarian Nordic AS	256
4,999,011		Bayer AG.	351,575
17,199,208	*	BB Bioventures L.P.	1,730
12,840	*,e	BG Medicine, Inc	90
45,387		Bilcare Ltd	157
74,761		Biocon Ltd	350
116,425	*,e	BioCryst Pharmaceuticals, Inc	562
30,929		Biogaia AB (B Shares)	888
1,478,735	*	Biogen Idec, Inc	186,276
73,472	*,e	BioInvent International AB	189
498,730	*	BioMarin Pharmaceuticals, Inc	17,082
79,477	*	BioMimetic Therapeutics, Inc	196
53,870	*	Bio-Rad Laboratories, Inc (Class A)	5,586
393,478	*,e	Biosante Pharmaceuticals, Inc	268
20,559	*,e	Biospecifics Technologies Corp	325
247,808	*,e	Biota Holdings Ltd	258
6,511		Biotest AG. (Preference)	388
385,090	*	Biotie Therapies Oyj	236
103,229	*,e	Biotime, Inc	455
8,731,910	*	Bioton S.A.	281
466,736		Biovail Corp	25,059
412,536		Biovail Corp (Toronto)	22,123
8,992,230	*	Biovitrum AB	30,452
11,942		Boiron S.A.	404
3,338,935		Bristol-Myers Squibb Co	112,689
230,447	*	Bruker BioSciences Corp	3,528
470,495	*	BTG plc	2,512
31,972		Bukwang Pharmaceutical Co Ltd	377
166,769	*,e	Cadence Pharmaceuticals, Inc	617
294,549	*	Cambrex Corp	2,059
87,661	*,e	Cardiome Pharma Corp	63
2,274,728	*	Celgene Corp	176,337
733,413	*,e	Cell Therapeutics, Inc	953
185,463	*,e	Celldex Therapeutics, Inc	944
133,683		Celltrion, Inc	4,364
8,500	*	Cempra, Inc	64
288,190	*	Cepheid, Inc	12,055
162,408	*	Charles River Laboratories International, Inc	5,861
220,279	*,e	Chelsea Therapeutics International, Inc	564
10,300	*	ChemoCentryx, Inc	110
67,000		China Chemical & Pharmaceutical Co Ltd	47
238,000		China Medical System Holdings Ltd	174
2,356,000		China Pharmaceutical Group Ltd	540
1,494,000	e	China Shineway Pharmaceutical Group Ltd	2,272
28,240		Chong Kun Dang Pharm Corp	462
19,322		Choongwae Pharma Corp	283
320,783		Chugai Pharmaceutical Co Ltd	5,943
602,575		Cipla Ltd	3,610

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

855,117		Cipla Medpro South Africa Ltd	$736
5,306,000		CK Life Sciences International Holdings, Inc	300
33,517	*	Clal Biotechnology Industries Ltd	133
108,129	*,e	Cleveland Biolabs, Inc	266
27,200	*,e	Clovis Oncology, Inc	692
22,100		CMIC Co Ltd	368
100,872	*,e	Codexis, Inc	368
327,539	*,e	Columbia Laboratories, Inc	233
306,093	*,e	Combinatorx, Inc	367
59,052	*,e	Complete Genomics, Inc	166
156,555	*,e	Corcept Therapeutics, Inc	615
53,078	*	Cornerstone Therapeutics, Inc	316
164,496	*	Covance, Inc	7,835
918,889	e	CSL Ltd	34,218
266,676	*,e	Cubist Pharmaceuticals, Inc	11,534
318,273	*,e	Curis, Inc	1,534
218,698	*,e	Cytori Therapeutics, Inc	545
22,558		Daewoong Pharmaceutical Co Ltd	535
783,078	e	Daiichi Sankyo Co Ltd	14,314
242,925	e	Dainippon Sumitomo Pharma Co Ltd	2,586
832,000		Dawnrays Pharmaceutical Holdings Ltd	218
361,798	*,e	Dendreon Corp	3,855
222,532	*,e	Depomed, Inc	1,393
186,617	*	Deva Holding AS	229
20,049	*	Devgen	147
8,655		Dong-A Pharmaceutical Co Ltd	620
170,865		Dr Reddy’s Laboratories Ltd	5,895
362,435	*,e	Durect Corp	290
114,362	*,e	Dusa Pharmaceuticals, Inc	716
384,294	*,e	Dyax Corp	600
553,502	*,e	Dynavax Technologies Corp	2,801
10,329		Egis Gyogyszergyar Rt	686
		EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret
415,853		AS	489
273,263	e	Eisai Co Ltd	10,866
41,585	*	Elan Corp plc	612
334,325	*	Elan Corp plc (ADR)	5,018
44,272		Elder Pharmaceuticals Ltd	289
3,334,616		Eli Lilly & Co	134,285
99,735	*	Emergent Biosolutions, Inc	1,596
378,678	*	Endo Pharmaceuticals Holdings, Inc	14,666
68,666	*	Endocyte, Inc	342
155,960	*,e	Enzo Biochem, Inc	420
176,743	*,e	Enzon Pharmaceuticals, Inc	1,209
133		EPS Co Ltd	294
196,557	*,e	eResearch Technology, Inc	1,537
21,067		Eurofins Scientific	2,300
128,488	*,e	Evolutec Group plc	125
134,852	*	Evotec AG.	509
221,455	*,e	Exact Sciences Corp	2,471
549,304	*,e	Exelixis, Inc	2,845
3,060,000	*	Extrawell Pharmaceutical Holdings Ltd	170
283,522		FAES FARMA S.A.	586
11,152		FDC Ltd	17
48,133	*,e	Fluidigm Corp	757
724,308	*	Forest Laboratories, Inc	25,126

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

40,252	*,e	Furiex Pharmaceuticals Inc	$951
132,000	e	Fuso Pharmaceutical Industries Ltd	365
197,777	*,e	Galapagos NV	3,186
52,839	*	Genmab AS	439
69,220	*,e	Genomic Health, Inc	2,119
2,009,900	*,e	Genomma Lab Internacional S.A. de C.V.	3,664
126,587		Genus plc	2,581
571,037	*,e	Geron Corp	965
82,891		Gerresheimer AG.	3,626
5,866,602	*	Gilead Sciences, Inc	286,584
7,253,731		GlaxoSmithKline plc	162,163
9,220	*,e	Golf Trust Of America, Inc	83
6,768		Green Cross Corp	757
262,668	e	Grifols S.A.	5,606
78,050	*,e	GTx, Inc	301
192,000		Guangzhou Pharmaceutical Co Ltd	174
321,578	*,e	Halozyme Therapeutics, Inc	4,103
25,910	*	Han All Pharmarceutical Co	205
5,240		Handok Pharmaceuticals Co Ltd	57
6,178	*	Hanmi Pharm Co Ltd	330
95,097	*	Harvard Bioscience, Inc	373
185,928	e	Hikma Pharmaceuticals plc	2,019
54,631	e	Hisamitsu Pharmaceutical Co, Inc	2,594
55,992	*	Hi-Tech Pharmacal Co, Inc	2,012
10,700	*,e	Horizon Pharma, Inc	44
408,285	*	Hospira, Inc	15,266
1,992,000	e	Hua Han Bio-Pharmaceutical Holdings Ltd	400
479,236	*,e	Human Genome Sciences, Inc	3,949
315,865	*,e	Idenix Pharmaceuticals, Inc	3,092
3,900		Il Dong Pharmaceutical Co Ltd	26
679,680	*,e	Illumina, Inc	35,758
2,924		Ilsung Pharmaceuticals Co Ltd	231
18,415		Ilyang Pharmaceutical Co Ltd	458
309,728	*,e	Immunogen, Inc	4,457
274,062	*,e	Immunomedics, Inc	995
301,485	*,e	Impax Laboratories, Inc	7,410
352,053	*,e	Incyte Corp	6,795
85,451	*,e	Infinity Pharmaceuticals, Inc	1,022
116,810	*,e	Insmed, Inc	424
53,810	*,e	Intercell AG.	195
262,902	*,e	InterMune, Inc	3,857
6,967		Ipca Laboratories Ltd	46
68,154		Ipsen	1,864
204,225	*,e	Ironwood Pharmaceuticals, Inc	2,718
398,898	*,e	Isis Pharmaceuticals, Inc	3,498
177,694	*,e	ISTA Pharmaceuticals, Inc	1,601
132,230	*	Jazz Pharmaceuticals PLC	6,409
19,000		JCR Pharmaceuticals Co Ltd	200
16,630		Jeil Pharmaceutical Co	236
8,498,386		Johnson & Johnson	560,554
224,521		Kaken Pharmaceutical Co Ltd	2,834
276,833	*,e	Keryx Biopharmaceuticals, Inc	1,379
95,297		Kissei Pharmaceutical Co Ltd	1,870
56,785	*	Komipharm International Co Ltd	428
208,977	*,e	KV Pharmaceutical Co (Class A)	276
171,970		Kwang Dong Pharmaceutical Co Ltd	613

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

60,336		Kyorin Co Ltd	$1,147
435,187		Kyowa Hakko Kogyo Co Ltd	4,859
69,178	e	Laboratorios Almirall S.A.	603
25,509	e	Laboratorios Farmaceuticos Rovi S.A	172
59,962	*,e	Lannett Co, Inc	250
742,256	*,e	Lexicon Pharmaceuticals, Inc	1,381
18,990	*	LG Life Sciences Ltd	604
413,514	*	Life Technologies Corp	20,188
85,755	*,e	Ligand Pharmaceuticals, Inc (Class B)	1,368
1,270,000		Lijun International Pharmaceutical Holding Ltd	278
175,900		Livzon Pharmaceutical, Inc	416
93,817		Lonza Group AG.	4,849
146,681	*,e	Luminex Corp	3,425
359,045		Lupin Ltd	3,731
328,544	*,e	MannKind Corp	812
100,379	*,e	MAP Pharmaceuticals, Inc	1,441
118,928	e	Maxygen, Inc	683
509,422		Meda AB (A Shares)	4,860
348,890	*	Medicines Co	7,002
319,533		Medicis Pharmaceutical Corp (Class A)	12,011
8,205	*	Medipost Co Ltd	753
158,186	*,e	Medivation, Inc	11,820
28,097	*	Medivir AB	287
33,455		Medtox Scientific, Inc	564
14,154,920		Merck & Co, Inc	543,549
235,042		Merck KGaA	26,010
1,270	*	Merck Ltd	15
134,450	*,e	Mesoblast Ltd	1,096
119,707	*,e	Metabolix, Inc	339
264,187	*	Mettler-Toledo International, Inc	48,809
82,516		Mochida Pharmaceutical Co Ltd	975
237,040	*,e	Momenta Pharmaceuticals, Inc	3,631
29,508	*	Morphosys AG.	757
22,167,242	*,a	MPM Bioventures II	3,536
4,824,687	*	Mylan Laboratories, Inc	113,139
243,206	*	Myriad Genetics, Inc	5,754
293,480	*,e	Nabi Biopharmaceuticals	546
441,182	*,e	Nektar Therapeutics	3,494
75,139	*,e	Neostem, Inc	28
395,090	*	Neurocrine Biosciences, Inc	3,149
24,900	*,e	NewLink Genetics Corp	228
38,000	e	Nichi-iko Pharmaceutical Co Ltd	839
350,550		Nippon Chemiphar Co Ltd	1,933
68,000		Nippon Shinyaku Co Ltd	841
10,526	*,e	Novacea, Inc	111
3,147,459		Novartis AG.	174,236
1,554		Novartis India Ltd	23
373,987	*,e	Novavax, Inc	471
680,333	e	Novo Nordisk AS (Class B)	94,471
443,672	*,e	NPS Pharmaceuticals, Inc	3,035
66,394	*,e	Nymox Pharmaceutical Corp	534
91,822	*,e	Obagi Medical Products, Inc	1,230
47,555	*,e	OncoGenex Pharmaceutical, Inc	632
115	*,e	OncoTherapy Science, Inc	193
187,608	*,e	Oncothyreon, Inc	818
99,995	e	Ono Pharmaceutical Co Ltd	5,571

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

319,962	*	Onyx Pharmaceuticals, Inc	$12,056
405,628	*,e	Opko Health, Inc	1,919
185,351	*,e	Optimer Pharmaceuticals, Inc	2,576
189,272		Orchid Chemicals & Pharmaceuticals Ltd	685
415,063	*,e	Orexigen Therapeutics, Inc	1,702
297,787	e	Orion Oyj (Class B)	5,887
73,955	*,e	Osiris Therapeutics, Inc	379
760,254		Otsuka Holdings KK	22,537
137,685	*,e	Pacific Biosciences of California, Inc	471
16,463	*,e	Pacira Pharmaceuticals, Inc	190
157,644	e	Pain Therapeutics, Inc	566
16,400	*	Paladin Labs, Inc	657
204,968	*	Par Pharmaceutical Cos, Inc	7,938
245,746	*	Parexel International Corp	6,628
721,959	e	PDL BioPharma, Inc	4,584
258,092	*,e	Peregrine Pharmaceuticals, Inc	139
1,076,133		PerkinElmer, Inc	29,766
472,978		Perrigo Co	48,863
926		Pfizer Ltd	22
47,763,937		Pfizer, Inc	1,082,331
212,041	*,e	Pharmacyclics, Inc	5,886
157,944	*,e	PharmAthene, Inc	280
317,591	*,e	Pharmaxis Ltd	433
35,706	*,e,f	Pharmstandard (GDR) (purchased 05/31/11, cost $841)	633
193,000	*	Phytohealth Corp	260
145,001		Piramal Healthcare Ltd	1,341
136,979	*,e	Pozen, Inc	822
162,200	*,e	Progenics Pharmaceuticals, Inc	1,606
321,825	*	Pronova BioPharma AS	463
8,107,000		PT Kalbe Farma Tbk	3,154
49,639	*	Qiagen N.V.	773
628,609	*,e	Qiagen N.V. (NASDAQ)	9,787
289,200	*,e	Questcor Pharmaceuticals, Inc	10,880
169,542		Ranbaxy Laboratories Ltd	1,560
192,254	*,e	Raptor Pharmaceutical Corp	1,300
274,286		Recordati S.p.A.	2,085
233,378	*	Regeneron Pharmaceuticals, Inc	27,217
16,679		Richter Gedeon Nyrt	2,861
260,726	*	Rigel Pharmaceuticals, Inc	2,099
80,430	*	RNL BIO Co Ltd	322
967,711		Roche Holding AG.	168,411
225,961		Rohto Pharmaceutical Co Ltd	2,824
31,563	*,e	Sagent Pharmaceuticals	564
276,284	*	Salix Pharmaceuticals Ltd	14,505
227,412	*,e	Sangamo Biosciences, Inc	1,114
1,778,877		Sanofi-Aventis	138,026
367,890	*,e	Santarus, Inc	2,152
72,969		Santen Pharmaceutical Co Ltd	3,120
281,407	*,e	Savient Pharmaceuticals, Inc	613
16,400	e	Sawai Pharmaceutical Co Ltd	1,740
7,158		Schweizerhall Holding AG.	852
139,312	*,e	Sciclone Pharmaceuticals, Inc	879
378,985	*,e	Seattle Genetics, Inc	7,724
7,554	*	Seegene, Inc	468
160,700		Seikagaku Corp	1,797
415,594	*,e	Sequenom, Inc	1,691

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

318,000		Shandong Luoxin Pharmacy Stock Co Ltd	$258
679,347	e	Shionogi & Co Ltd	9,432
2,014,084		Shire Ltd	64,443
197,552		Shire plc (ADR)	18,718
5,155	*	Siegfried Holding AG.	530
136,717	*,e	SIGA Technologies, Inc	459
2,967,000	e	Sihuan Pharmaceutical Holdings	1,158
5,080,000		Sino Biopharmaceutical	1,361
4,254,176	*,a	Skyline Venture Fund II Ltd	244
976,029	*	Skyline Venture Fund III Ltd	133
346,610	*,e	Spectrum Pharmaceuticals, Inc	4,378
98,539		Stada Arzneimittel AG.	3,234
8,513	e	Stallergenes	510
246,100		Standard Chemical & Pharma	211
177,109		Strides Arcolab Ltd	2,041
53,955	*,e	Sucampo Pharmaceuticals, Inc (Class A)	402
127,373	*	Sun Pharmaceutical Industries Ltd	186
628,974		Sun Pharmaceuticals Industries Ltd	7,038
59,899	*,e	Sunesis Pharmaceuticals, Inc	172
98,082	*,e	Synta Pharmaceuticals Corp	427
10,800		Taiko Pharmaceutical Co Ltd	108
44,800	e	Taisho Pharmaceutical Holdings Co Ltd	3,631
46,400	e	Takara Bio, Inc	271
1,267,375	e	Takeda Pharmaceutical Co Ltd	55,845
224,800		Tanabe Seiyaku Co Ltd	3,165
121,879	*	Targacept, Inc	624
310,201		Tecan Group AG.	22,852
112,867		Techne Corp	7,912
543,420		Teva Pharmaceutical Industries Ltd	24,515
5,181,487		Teva Pharmaceutical Industries Ltd (ADR)	233,478
88,001	*,e	Theratechnologies, Inc	179
271,908	*,e	Theravance, Inc	5,302
1,396,387		Thermo Electron Corp	78,728
37,897	*	ThromboGenics NV	1,260
472,000		Tong Ren Tang Technologies Co Ltd	627
15,800		Torii Pharmaceutical Co Ltd	297
3,100		Torrent Pharmaceuticals Ltd	38
9,900		Towa Pharmaceutical Co Ltd	493
22,411	*,e	Transgene S.A.	316
16,072	*,e,m	Trius Therapeutics, Inc	86
64,633	e	Tsumura & Co	1,868
75,274		TTY Biopharm Co Ltd	322
598,319		UCB S.A.	25,825
6,460		Unichem Laboratories Ltd	17
13,440,000	*	United Gene High-Tech Group Ltd	128
4,622,000	e	United Laboratories Ltd	2,300
159,839	*	United Therapeutics Corp	7,533
871,241	*	Vanda Pharmaceuticals, Inc	4,173
445,681	*,e	Vectura Group plc	387
12,700	*	Verastem, Inc	139
562,797	*	Vertex Pharmaceuticals, Inc	23,080
315,836	*,e	Vical, Inc	1,074
6,635		Virbac S.A.	1,055
373,794	*	Viropharma, Inc	11,240
360,805	*,e	Vivus, Inc	8,068
2,039,927	e	Warner Chilcott plc	34,291

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

285,624	*	Waters Corp	$26,466
2,254,901	*	Watson Pharmaceuticals, Inc	151,214
528,000	*	Winteam Pharmaceutical Group Ltd	81
53,870	*	Wockhardt Ltd	632
151,750	*,e	Xenoport, Inc	683
10,838		Yuhan Corp	1,130
214,410	*	Yungjin Pharmaceutical Co Ltd	380
170,000		YungShin Global Holding Corp	242
215,313	*,e	Zeltia S.A.	463
32,000		Zeria Pharmaceutical Co Ltd	572
254,903	*,e	ZIOPHARM Oncology, Inc	1,376
26,619	*,e	Zogenix, Inc	53

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	7,425,711

REAL ESTATE - 3.2%
348,652		Abacus Property Group	716
62,000		Able Chintai Holdings, Inc	323
164,362		Acadia Realty Trust	3,705
180,106		Acucap Properties Ltd	956
7,237	*	Advance Residence Investment Corp	13,748
26,255		Aeon Mall Co Ltd	613
5,584		Affine S.A.	106
91,780	*	Africa Israel Investments Ltd	370
14,138	*	Africa Israel Properties Ltd	144
51,200		AG Mortgage Investment Trust	1,011
2,326,000	e	Agile Property Holdings Ltd	2,687
66,393		Agree Realty Corp	1,499
583,200		AIMS AMP Capital Industrial REIT	522
59,965	*	Airport City Ltd	266
55,500		Airport Facilities Co Ltd	261
39,438		Akmerkez Gayrimenkul Yatirim Ortakligi AS	574
8,100		Alexander’s, Inc	3,190
172,228		Alexandria Real Estate Equities, Inc	12,595
269,784		Aliansce Shopping Centers S.A.	2,535
1,512,550	e	Allan Gray Property Trust	1,439
16,898,693		Allco Commercial Real Estate Investment Trust	11,278
27,817		Allied Properties Real Estate Investment Trust	723
19,862		Allreal Holding AG.	3,245
170,578		Alony Hetz Properties & Investments Ltd	817
5,797	*	AL-ROV Israel Ltd	140
6,102		Alrov Properties and Lodgings Ltd	109
362,333		Alstria Office REIT-AG.	4,075
1,942,800		Amata Corp PCL (Foreign)	1,052
1,462,951		AMB Property Corp	52,696
3,762,676	*	Amer Group Holding	449
176,043		American Assets Trust,Inc	4,014
371,002		American Campus Communities, Inc	16,591
1,150,717		American Capital Agency Corp	33,992
93,069		American Capital Mortgage, Inc	2,026
3,409,995		American Tower Corp	214,898
133,683		Amot Investments Ltd	349
1,236,828	e	AMP NZ Office Trust	937
520,704		Anant Raj Industries Ltd	599
3,451,370		Annaly Capital Management, Inc	54,601
505,968		Anworth Mortgage Asset Corp	3,329
495,831		Apartment Investment & Management Co (Class A)	13,095

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

68,658		Apollo Commercial Real Estate Finance, Inc	$1,075
678,284	*	ARMOUR Residential REIT, Inc	4,578
96,648	*	Arrowhead Properties Ltd	83
125,451		Artis Real Estate Investment Trust	2,034
719,000	f	Ascendas India Trust (purchased 05/31/11, cost $565)	475
2,647,619		Ascendas Real Estate Investment Trust	4,259
838,586		Ascott Residence Trust	711
204,294		Ashford Hospitality Trust, Inc	1,841
1,182,600		Asian Property Development PCL (Foreign)	234
768,873	e	Aspen Group	394
202,878		Associated Estates Realty Corp	3,315
425,652		Atrium European Real Estate Ltd	2,092
359,319		Australand Property Group	952
36,227	*	AV Homes, Inc	441
311,712		AvalonBay Communities, Inc	44,061
7,401,923		Ayala Land, Inc	3,584
9,247,920	m	Ayala Land, Inc (Preference)	22
74,082		Babcock & Brown Japan Property Trust	202
9,897,400	*	Bangkokland PCL	218
1,583		Bayside Land Corp	319
35,824		Befimmo SCA Sicafi	2,381
3,200,000		Beijing Capital Land Ltd	905
706,000		Beijing North Star Co	131
3,893,950	*	Belle Corp	465
1,301,413		Beni Stabili S.p.A.	808
216,875		Big Yellow Group plc	985
715,077		BioMed Realty Trust, Inc	13,572
1,047		BLife Investment Corp	6,887
81,831		Boardwalk Real Estate Investment Trust	4,685
795,669		Boston Properties, Inc	83,537
652,656		BR Malls Participacoes S.A.	8,506
342,011		BR Properties S.A.	4,392
223,111		Brandywine Realty Trust	2,561
352,700		Brasil Brokers Participacoes S.A.	1,509
123,483		BRE Properties, Inc (Class A)	6,242
128,975		British Israel Investments Ltd	487
694,089		British Land Co plc	5,328
723,536		Brookfield Asset Management, Inc	22,828
8,985	*	Brookfield Multiplex Group	698
45,000		Brookfield Office Properties, Inc	785
736,709	e	Brookfield Office Properties, Inc (Toronto)	12,815
824,753		Bunnings Warehouse Property Trust	1,504
12,150,000		C C Land Holdings Ltd	2,509
90,089	*,e	CA Immobilien Anlagen AG.	1,031
1,315,000	e	Cache Logistics Trust	1,047
85,275		Calloway Real Estate Investment Trust	2,318
1,191,840		Cambridge Industrial Trust	507
232,843		Camden Property Trust	15,309
115,376		Campus Crest Communities, Inc	1,345
72,491		Canadian Apartment Properties REIT	1,636
85,156		Canadian Real Estate Investment Trust	3,151
5,037,974	e	CapitaCommercial Trust	4,891
950,758		Capital & Counties Properties	2,920
320,520		Capital Lease Funding, Inc	1,292
2,322,362		Capital Property Fund	2,773
1,473,404		CapitaLand Ltd	3,661

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,154,474		CapitaMall Trust	$3,092
1,473,480	e	CapitaMalls Asia Ltd	1,920
904,600		CapitaMalls Malaysia Trust	408
831,000		CapitaRetail China Trust	817
312,604		Capstead Mortgage Corp	4,098
390,998	e	Castellum AB	4,926
1,923,000		Cathay Real Estate Development Co Ltd	896
670,326		CBL & Associates Properties, Inc	12,683
898,290	*	CBRE Group, Inc	17,930
861,000	e	CDL Hospitality Trusts	1,190
355,771		Cedar Shopping Centers, Inc	1,822
1,367,000		Central China Real Estate Ltd	325
98,000		Central Pattana PCL (Foreign)	146
2,575	*,m	Centro Properties Group	0	^
1,487,093	e	CFS Gandel Retail Trust	2,755
953,000		CH Karnchang PCL	244
1,024,129		Challenger Diversified Property Group	568
4,542,636		Champion Real Estate Investment Trust	1,927
646,633		Charter Hall Group	1,489
52,524		Chatham Lodging Trust	667
139,002		Chesapeake Lodging Trust	2,498
5,700,198	m	Cheuk Nang Holdings Ltd	2,410
1,676,607		Cheung Kong Holdings Ltd	21,682
7,005,672		Chimera Investment Corp	19,826
1,300,000		China Aoyuan Property Group Ltd	181
2,092,000		China Chengtong Development Group Ltd	86
7,939,800	e	China Overseas Land & Investment Ltd	15,056
652,000	*	China Properties Group Ltd	197
4,102,000	e	China Resources Land Ltd	7,092
2,311,000	e	China SCE Property Holdings Ltd	521
3,902,000	e	China South City Holdings Ltd	528
2,130,520		China Vanke Co Ltd	2,539
335,500	e	Chinese Estates Holdings Ltd	464
205,030		Chong Hong Construction Co	469
139,619		City Developments Ltd	1,261
240,670		Citycon Oyj	806
19,869		Cofinimmo	2,443
185,994		Cogdell Spencer, Inc	789
26,001	*	Colonia Real Estate AG.	116
334,007		Colonial Properties Trust	7,258
127,542		Colony Financial, Inc	2,089
54,598		Cominar Real Estate Investment Trust	1,281
5,288,897		Commonwealth Property Office Fund	5,399
19,726	e	Consolidated-Tomoka Land Co	587
91,624	e	Conwert Immobilien Invest AG.	1,105
78,228		Coresite Realty	1,845
14,599		Corio NV	770
177,900		Corporate Office Properties Trust	4,129
7,938,000	e	Country Garden Holdings Co Ltd	3,059
387,411		Cousins Properties, Inc	2,937
1,264		Crescendo Investment Corp	733
268,463		CreXus Investment Corp	2,776
12,510,642		CSI Properties Ltd	476
588,034		CubeSmart	6,998
492,774		CYS Investments, Inc	6,450
1,379	e	DA Office Investment Corp	3,697

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARE		COMPANY	VALUE (000)

75,100		Daibiru Corp	$568
715,000	e	Daikyo, Inc	1,951
1,695,900		Daiman Development BHD	1,024
96,265	e	Daito Trust Construction Co Ltd	8,693
516,879		Daiwa House Industry Co Ltd	6,871
2,945,458		DB RREEF Trust	2,662
973,958		DCT Industrial Trust, Inc	5,746
1,543,913		DDR Corp	22,541
409,483		Delta Corp Ltd	553
151,521	e	Derwent London plc	4,229
65,937	e	Deutsche Euroshop AG.	2,327
119,754		Deutsche Wohnen AG.	1,770
211,507	e	Development Securities plc	540
675,390		DiamondRock Hospitality Co	6,950
71,333		DIC Asset AG.	699
611,626	e	Digital Realty Trust, Inc	45,242
8,781,478		DLF Ltd	34,765
206,561		Douglas Emmett, Inc	4,712
98,779		Douja Promotion Groupe Addoha S.A.	861
423,507		Duke Realty Corp	6,073
49,229		Dundee Real Estate Investment Trust	1,737
231,579	e	DuPont Fabros Technology, Inc	5,662
268,157		Dynex Capital, Inc	2,561
1,169,800		Eastern & Oriental BHD	573
118,225		EastGroup Properties, Inc	5,937
333,228		Education Realty Trust, Inc	3,612
663,724		Emira Property Fund	1,074
2,268,426		Emlak Konut Gayrimenkul Yatiri	2,955
3,704,666		Emperor International Holdings	649
266,784		Entertainment Properties Trust	12,373
172,655		Equity Lifestyle Properties, Inc	12,041
209,062		Equity One, Inc	4,227
898,373		Equity Residential	56,256
106,496		Essex Property Trust, Inc	16,135
24,341		Eurobank Properties Real Estate Investment Co	119
125,665		Eurocommercial Properties NV	4,762
8,236,000	e	Evergrande Real Estate Group	4,413
99,199		Excel Trust, Inc	1,198
48,300		Extendicare Real Estate Investment Trust	383
486,877		Extra Space Storage, Inc	14,017
394,792	e	Fabege AB	3,404
5,380,500		Fantasia Holdings Group Co Ltd	604
314,700		Farglory Land Development Co Ltd	635
91,274	*	Fastighets AB Balder	449
453,099		Federal Realty Investment Trust	43,855
560,737	*	FelCor Lodging Trust, Inc	2,019
17,839,000		Filinvest Land, Inc	536
94,280		First Capital Realty, Inc	1,687
404,703	*	First Industrial Realty Trust, Inc	4,998
196,806		First Potomac Realty Trust	2,379
585,000	e	First Real Estate Investment Trust	400
39,010	*,e	FirstService Corp	1,196
941,462		FKP Property Group	483
11,080		Fonciere Des Regions	890
1,063,754	*,e	Forest City Enterprises, Inc (Class A)	16,658

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARE		COMPANY	VALUE (000)

142,059	*	Forestar Real Estate Group, Inc	$2,186
279,254		Franklin Street Properties Corp	2,960
6,899,200	e	Franshion Properties China Ltd	1,777
1,047,000		Frasers Centrepoint Trust	1,268
217	*	Frontier Real Estate Investment Corp	1,781
233	*,e	Fukuoka REIT Corp	1,675
725	*	Future Mall Management Ltd	0	^
137,120	e	GAGFAH S.A.	1,161
150,838		Gazit Globe Ltd	1,561
12,664		Gazit, Inc	256
2,841	e	Gecina S.A.	297
2,159,084		General Growth Properties, Inc	36,683
69,900	*	General Shopping Brasil S.A.	461
106,536		Getty Realty Corp	1,660
40,018		Gladstone Commercial Corp	689
542,347		Glimcher Realty Trust	5,543
899,629	*	Global Logistic Properties	1,577
267	e	Global One Real Estate Investment Corp	1,781
4,153,000	*	Global-Estate Resorts, Inc	194
76,340	*	Globe Trade Centre S.A.	165
1,414,000	*,e	Glorious Property Holdings Ltd	225
280,131	e,f	Gold Wheaton Gold Corp (GDR) (purchased 01/26/12, cost $1,330)	1,645
34,280		Goldcrest Co Ltd	629
1,181,032	e	Goodman Property Trust	1,001
196,715		Government Properties Income Trust	4,743
1,381,302		GPT Group (ASE)	4,469
903,651		Grainger plc	1,513
788,627		Great Eagle Holdings Ltd	2,237
559,594		Great Portland Estates plc	3,221
1,318,500		Greentown China Holdings Ltd	833
2,634,811	e	Growthpoint Properties Ltd	6,873
29,911	*	GSW Immobilien AG.	1,034
8,776,400	e	Guangzhou Investment Co Ltd	1,743
4,357,536	e	Guangzhou R&F Properties Co Ltd	5,200
1,622,000		GZI Real Estate Investment Trust	842
81,460		H&R Real Estate Investment Trust	1,932
42,939		Hamborner AG.	435
1,672,733		Hammerson plc	11,125
133,622		Hang Lung Group Ltd	867
3,481,071		Hang Lung Properties Ltd	12,794
81		Hankyu Reit, Inc	388
293,197		Hatteras Financial Corp	8,180
1,192,911		HCP, Inc	47,072
718,406		Health Care REIT, Inc	39,484
315,644		Healthcare Realty Trust, Inc	6,944
418,500		Heiwa Real Estate Co Ltd	1,145
124,877		Helical Bar plc	379
14,816		Heliopolis Housing	38
2,261,098	e	Henderson Land Development Co Ltd	12,494
628,781		Hersha Hospitality Trust	3,433
439,000		Highwealth Construction Corp	764
316,143		Highwoods Properties, Inc	10,534
1,192,000		HKR International Ltd	444
376,000	e	Ho Bee Investment Ltd	422
234,144		Home Properties, Inc	14,285
290,000		Hongkong Land Holdings Ltd	1,688

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARE		COMPANY	VALUE (000)

1,246,000	e	Hopson Development Holdings Ltd	$730
1,163,103		Hospitality Properties Trust	30,787
2,332,877		Host Marriott Corp	38,306
419,243	*	Housing Development & Infrastruture Ltd	703
58,847	*	Howard Hughes Corp	3,759
120,976		HRPT Properties Trust	2,253
915,815		Huaku Development Co Ltd	2,326
154,000		Huang Hsiang Construction Co	300
84,960		Hudson Pacific Properties	1,285
290,431		Hufvudstaden AB (Series A)	3,071
83,200	e	Hulic Co Ltd	1,010
299,000		Hung Ching Development Co	142
565,362		Hung Poo Real Estate Development Corp	606
952,000		Hung Sheng Construction Co Ltd	475
125,769		Hyprop Investments Ltd	943
419,976		Hysan Development Co Ltd	1,683
48,647	e	Icade	4,342
1,237,490		IGB Corp BHD	1,119
78,500		Iguatemi Empresa de Shopping Centers S.A.	1,806
20,000	e	Iida Home Max	171
1,452,000		IJM Land BHD	1,037
374,491	e	Immobiliare Grande Distribuzione	456
258,915		IMMOFINANZ Immobilien Anlagen AG.	941
478,038		Indiabulls Real Estate Ltd	601
309	e	Industrial & Infrastructure Fund Investment Corp	1,687
122,941		Industrial Buildings Corp	192
6,975,328		ING Office Fund	4,597
408,631		Inland Real Estate Corp	3,625
167,083		InnVest Real Estate Investment Trust	881
1,827		Intershop Holdings	668
9,356		Intervest Offices	255
417,946		Invesco Mortgage Capital, Inc	7,377
314,920		Investors Real Estate Trust	2,422
1,100,963		Is Gayrimenkul Yatirim Ortakligi AS	736
321,673	*	iStar Financial, Inc	2,332
181,317	*	IVG Immobilien AG.	580
85,506	*	IVR Prime Urban Developers Ltd	86
801	*	Japan Excellent, Inc	4,107
265	*	Japan Logistics Fund Inc	2,249
1,451		Japan Prime Realty Investment Corp	4,186
262	*	Japan Real Estate Investment Corp	2,310
1,565		Japan Rental Housing Investments, Inc	699
3,019	*	Japan Retail Fund Investment Corp	4,492
52,000		Jereissati Participacoes S.A.	55
74,422		Jerusalem Economy Ltd	527
316,200		JHSF Participacoes S.A.	1,038
972,050		Jiangsu Future Land Co Ltd	563
1,015		Joint Reit Investment Corp	4,269
181,517		Jones Lang LaSalle, Inc	15,122
5,024	*	JW Construction Holding S.A.	10
1,385,282		K Wah International Holdings Ltd	508
3,020,000	*,e	Kaisa Group Holdings Ltd	609
228,480		KEE TAI Properties Co Ltd	127
1,566		Kenedix Realty Investment Corp	5,762
2,972	*	Kenedix, Inc	586
102,184	e	Kennedy-Wilson Holdings, Inc	1,379

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARE		COMPANY	VALUE (000)

3,851,546	e	Keppel Land Ltd	$10,656
2,423,140	e	Kerry Properties Ltd	10,956
58,900	e	Killam Properties, Inc	725
259,457		Kilroy Realty Corp	12,093
1,394,373		Kimco Realty Corp	26,856
109,000		Kindom Construction Co	76
453,600		King’s Town Construction Co Ltd	403
252,237		Kite Realty Group Trust	1,329
1,011,059	e	Kiwi Income Property Trust	882
4,563,278		KLCC Property Holdings BHD	5,064
35,790		Klepierre	1,242
6,824	*	Klovern AB	140
244,124		Klovern AB	926
3,125,130		Kowloon Development Co Ltd	3,134
981,799	e	K-REIT Asia	754
203,954		Kungsleden AB	1,418
470,000	*	Kuoyang Construction Co Ltd	208
4,494,500	e	KWG Property Holding Ltd	2,601
37,423,000		Lai Fung Holdings Ltd	700
11,088,250	*	Lai Sun Development	179
600,362		Land Securities Group plc	6,939
425,373		LaSalle Hotel Properties	11,970
39,110	*	LC Corp S.A.	18
1,727		Leasinvest Real Estate SCA	156
540,455		Lend Lease Corp Ltd	4,193
186,011	*,e	Leopalace21 Corp	637
581,140		Lexington Corporate Properties Trust	5,224
109,653		Liberty International plc	581
192,072		Liberty Property Trust	6,861
3,578,260	e	Link Real Estate Investment Trust	13,315
2,015,000		Lippo-Mapletree Indonesia Retail Trust	649
220,000		Liu Chong Hing Investment	226
650,727		London & Stamford Property plc	1,149
867,000		Long Bon International Co Ltd	438
2,188,500	e	Longfor Properties Co Ltd	3,076
1,782,000		LPN Development PCL	896
1,063,800		LPN Development PCL (ADR)	535
63,700		LPS Brasil Consultoria de Imoveis S.A.	1,293
211,653		LTC Properties, Inc	6,773
397,140		Macerich Co	22,935
145,311		Mack-Cali Realty Corp	4,188
846,932		Macquarie CountryWide Trust	2,775
4,701,189		Macquarie Goodman Group	3,375
2,250,590		Macquarie MEAG Prime REIT	1,146
655,484	e	Macquarie Office Trust	2,098
203,427	*	Maguire Properties, Inc	476
1,505,000		Mah Sing Group BHD	1,018
35,779	*,e,m	Mapeley Ltd	116
2,070,000	e	Mapletree Commercial Trust	1,443
2,832,016	e	Mapletree Industrial Trust	2,476
1,846,523	e	Mapletree Logistics Trust	1,389
500,793		Medical Properties Trust, Inc	4,647
13,590	*	Medinet Nasr Housing	36
27,014,800	f	Megaworld Corp (purchased 12/09/10, cost $1,309)	1,234
15,693		Melisron Ltd	279
42,916	e	Mercialys S.A	1,518

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARE		COMPANY	VALUE (000)

338,350		Metric Property Investments plc	$502
1,688,039		MFA Mortgage Investments, Inc	12,610
401	e	MID Reit, Inc	1,096
196,543		Mid-America Apartment Communities, Inc	13,174
1,792,929	e	Midland Holdings Ltd	946
2,658,000		Minmetals Land Ltd	311
3,096,729		Mirvac Group	3,765
305,051		Mission West Properties, Inc	3,008
1,259,837		Mitsubishi Estate Co Ltd	22,654
1,670,322		Mitsui Fudosan Co Ltd	32,255
7,956		Mobimo Holding AG.	1,942
179,076		Monmouth Real Estate Investment Corp (Class A)	1,744
38,521		Morguard Real Estate Investment Trust	640
1,892		Mori Hills REIT Investment Corp	7,569
423		Mori Trust Sogo Reit, Inc	3,744
180,596		Multiplan Empreendimentos Imobiliarios S.A.	4,219
383,600		Naim Holdings BHD	235
129,610		National Health Investors, Inc	6,322
515,370		National Retail Properties, Inc	14,013
1,718,000	*	Neo-China Land Group Holdings Ltd	315
4,856,666		New World China Land Ltd	1,210
10,021,114	e	New World Development Ltd	12,066
438,126		Newcastle Investment Corp	2,751
72,762		Nieuwe Steen Investments NV	851
248		Nippon Accommodations Fund, Inc	1,604
258	e	Nippon Building Fund, Inc	2,456
61,385	*	Nitsba Holdings 1995 Ltd	521
294,729	e	Nomura Real Estate Holdings, Inc	5,240
587		Nomura Real Estate Office Fund, Inc	3,504
376		Nomura Real Estate Residential Fund, Inc	1,935
33,869		Northern Property Real Estate Investment Trust	1,059
381,648		NorthStar Realty Finance Corp	2,065
535,190	e	Norwegian Property ASA	835
187,935		NRDC Acquisition Corp	2,263
1,225	e	NTT Urban Development Corp	1,003
470,155		Omega Healthcare Investors, Inc	9,996
65,924		One Liberty Properties, Inc	1,206
411	*	Orix JREIT, Inc	1,921
1,634,000		Pacific Century Premium Developments Ltd	384
16,872,000	*	Pakuwon Jati Tbk PT	378
825,654	*	Palm Hills Developments SAE	240
140,920		Paramount Corp BHD	74
585,000		Parkway Life Real Estate Investment Trust	837
89,686		Parkway Properties, Inc	940
1,062,115		Parque Arauco S.A	2,152
358,802	*	Parsvnath Developers Ltd	396
37,994	*	Patrizia Immobilien AG.	253
369,637		PAZ Corp S.A.	218
196,921		Pebblebrook Hotel Trust	4,446
229,778		Pennsylvania Real Estate Investment Trust	3,509
202,484		Pennymac Mortgage Investment Trust	3,780
1,114,000		Perennial China Retail Trust	461
560,995		Phoenix Mills Ltd	2,310
282,790	e	Piedmont Office Realty Trust, Inc	5,020
815,080	*,e	Pirelli & C Real Estate S.p.A.	165
366,954		Plum Creek Timber Co, Inc	15,251

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

3,077,000	e	Poly Hong Kong Investment Ltd	$1,433
7,091,160		Polytec Asset Holdings Ltd	785
225,786		Post Properties, Inc	10,580
376,680		Potlatch Corp	11,805
952,000		Powerlong Real Estate Holdings Ltd	172
539	*	Premier Investment Co	2,171
1,331,880		Prestige Estates Projects Ltd	2,624
1,936,400		Preuksa Real Estate PCL (Foreign)	948
63,916		Primaris Retail Real Estate Investment Trust	1,387
140,736		Primary Health Properties plc	713
48,165	*	Prime Office REIT-AG.	287
588,600		Prince Housing & Development Corp	445
1,679		Property & Building Corp	68
2,339,000		Prosperity REIT	548
132,618		PS Business Parks, Inc	8,692
87,189		PSP Swiss Property AG.	7,745
8,067,500	*	PT Agung Podomoro Land Tbk	309
27,259,000		PT Alam Sutera Realty Tbk	1,847
61,632,500		PT Bakrieland Development Tbk	829
10,609,000		PT Ciputra Development Tbk	838
4,321,000		PT Ciputra Property Tbk	345
9,451,500	*	PT Intiland Development Tbk	332
41,056,000	*	PT Kawasan Industri Jababeka Tbk	875
42,021,913		PT Lippo Karawaci Tbk	3,677
26,270,500	*	PT Sentul City Tbk	719
8,361,000		PT Summarecon Agung Tbk	1,440
655,823		Public Storage, Inc	90,615
2,003,815	f	Puravankara Projects Ltd (purchased 01/21/08, cost $7,383)	2,680
11,151,800		Quality House PCL	650
758,306	*	Quintain Estates & Development plc	467
284,533		Radium Life Tech Co Ltd	232
158,934		RAIT Investment Trust	790
224,406		Ramco-Gershenson Properties	2,742
918,088		Raven Russia Ltd	943
758,858		Rayonier, Inc	33,458
91,859	*	Realia Business S.A.	115
209,425		Realty Income Corp	8,111
3,064,590		Redefine Income Fund Ltd	3,189
311,440		Redwood Trust, Inc	3,488
29,649,000		Regal Real Estate Investment Trust	7,489
318,419		Regency Centers Corp	14,163
13,100		Relo Holdings, Inc	384
18,058,500	e	Renhe Commercial Holdings Co Ltd	1,257
379,699		Resilient Property Income Fund Ltd	1,914
276,066		Resource Capital Corp	1,488
1,784,000		Richfield Group Holdings Ltd	87
456,876		RioCan Real Estate Investment Trust	12,381
104,834		RLJ Lodging Trust	1,953
2,842,300		Robinsons Land Corp	1,094
99,515	*	Rouse Properties, Inc	1,347
586,973		Ruentex Development Co Ltd	867
2,611,288		S.A. Corporate Real Estate Fund	1,100
1,268,000		Sabana Shari’ah Compliant Industrial REIT	964
332,871		Sabra Healthcare REIT, Inc	5,472
11,637		Sankei Building Co Ltd	103
25,461,932		Sansiri PCL	1,615

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

50,276		Saul Centers, Inc	$2,029
259,035		Savills plc	1,565
166,970		SC Global Developments Ltd	142
266,301		Segro plc	1,001
580,176		Senior Housing Properties Trust	12,793
617,545		Shaftesbury plc	4,865
542,840		Shanghai Jinqiao Export Processing Zone Development Co Ltd	355
72,000		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	66
21,738,000	e	Shanghai Real Estate Ltd	1,094
650,000		Shanghai Zendai Property Ltd	12
4,328,000	e	Shenzhen Investment Ltd	943
4,370,500	e	Shimao Property Holdings Ltd	4,673
693,450	*	Shining Building Business Co Ltd	645
138,300	e	Shoei Co Ltd	568
7,438,305	e	Shui On Land Ltd	3,008
3,074,000		Silver Grant International	662
1,696,427		Simon Property Group, Inc	247,135
14,000		Singapore Land Ltd	67
2,047,984	e	Sino Land Co	3,284
2,132,000	*	Sinolink Worldwide Holdings Ltd	176
7,354,729	e	Sino-Ocean Land Holdings Ltd	3,493
2,065,346		Sinpas Gayrimenkul Yatirim Ortakligi AS	1,569
677,800		Sinyi Realty Co	1,085
66,083		Six of October Development & Investment	182
511,832		SL Green Realty Corp	39,693
2,464,662		SM Development Corp	392
6,715,452		SM Prime Holdings	2,643
706,270		Sobha Developers Ltd	4,614
12,896		Societe de la Tour Eiffel	749
14,383	e	Societe Immobiliere de Location pour l’Industrie et le Commerce	1,587
4,225,500	e	Soho China Ltd	3,068
36,000		Sonae Sierra Brasil S.A.	570
598,571	*,e	Songbird Estates plc	1,091
98,000		Soundwill Holdings Ltd	138
122,999		Sovran Self Storage, Inc	6,129
105,244	*,e	Sparkassen Immobilien AG.	631
3,114,929		SPG Land Holdings Ltd	627
538,218		Sponda Oyj	2,218
329,661		ST Modwen Properties plc	975
106,805	*,e	St. Joe Co	2,030
62,847		STAG Industrial, Inc	877
597,036		Starwood Property Trust, Inc	12,550
3,688,604		Stockland Trust Group	11,247
720,360	*	Strategic Hotels & Resorts, Inc	4,740
23,870		Sumitomo Real Estate Sales Co Ltd	1,122
1,040,222	e	Sumitomo Realty & Development Co Ltd	25,331
107,243		Summit Hotel Properties, Inc	813
103,299		Sun Communities, Inc	4,476
2,944,587	e	Sun Hung Kai Properties Ltd	36,640
1,321,000	*	Sunac China Holdings Ltd	392
2,604,190		Sunlight Real Estate Investment Trust	802
640,256	*	Sunstone Hotel Investors, Inc	6,236
2,913,000		Suntec Real Estate Investment Trust	2,898
1,704,952		Sunteck Realty Ltd	12,712
1,014,794	*	Sunway BHD	872
1,731,100		Sunway Real Estate Investment	707

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

4,637,700		Supalai PCL	$2,348
1,608,114	e	Swire Pacific Ltd (Class A)	18,025
380,690	*	Swire Properties Ltd	946
88,111		Swiss Prime Site AG.	7,322
116,139		Sycom Property Fund	382
1,256,600		TA Global BHD	119
72,555	*,e	TAG Tegernsee Immobilien und Beteiligungs AG.	676
391,741	*	Taiwan Land Development Corp	164
1,171,148	*	Talaat Moustafa Group	802
420,394		Tanger Factory Outlet Centers, Inc	12,498
594,784		Taubman Centers, Inc	43,390
126,602		Technopolis plc	670
55,143	*	Tejon Ranch Co	1,579
42,922		Terreno Realty Corp	614
745,000	e	Thomas Properties Group, Inc	3,420
1,316,800		Ticon Industrial Connection PCL	556
106,800		TOC Co Ltd	603
28,400		Toho Real Estate Co Ltd	181
1,358,982	*	Tokyo Tatemono Co Ltd	5,563
2,904,329		Tokyu Land Corp	14,330
28,000		Tokyu Livable, Inc	292
297	*,e	Tokyu REIT, Inc	1,573
148,000		Tomson Group Ltd	33
951		Top REIT Inc	5,514
218,242		Torunlar Gayrimenkul Yatirim Ortakligi AS	659
9,077		Tosei Corp	3,618
942,200		Two Harbors Investment Corp	9,554
842,085		UDR, Inc	22,492
924,130	*	UEM Land Holdings BHD	677
45,876		UMH Properties, Inc	503
34,383		Unibail	6,879
387,956		Unite Group plc	1,222
7,038,878	*	Unitech Corporate Parks plc	3,603
21,899,425		Unitech Ltd	12,339
1,034,637		United Overseas Land Ltd	3,902
6,069	*	United Urban Investment Corp	6,940
61,259		Universal Health Realty Income Trust	2,428
456,300	*	UOA Development BHD	209
91,014		Urstadt Biddle Properties, Inc (Class A)	1,797
25,284		Vastned Retail NV	1,328
1,162,380		Ventas, Inc	66,372
7,557,000		Vista Land & Lifescapes, Inc	678
639,121		Vornado Realty Trust	53,814
182,555		Vukile Property Fund Ltd	363
117,890		Wallenstam Byggnads AB (B Shares)	1,146
21,911		Warehouses De Pauw SCA	1,170
266,005		Washington Real Estate Investment Trust	7,900
192,818		Weingarten Realty Investors	5,096
2,332		Wereldhave Belgium NV	218
29,839		Wereldhave NV	2,369
6,815,962		Westfield Group	62,490
6,371,078		Westfield Retail Trust	17,065
2,920,823		Weyerhaeuser Co	64,024
4,476,413	e	Wharf Holdings Ltd	24,409
1,106,763		Wheelock & Co Ltd	3,348
413,097	e	Wheelock Properties S Ltd	621

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

27,832		Whitestone REIT	$363
85,638	e	Wihlborgs Fastigheter AB	1,210
720,267		Wing Tai Holdings Ltd	735
99,012		Winthrop Realty Trust	1,148
234,615		Workspace Group plc	883
2,257,000	e	Yanlord Land Group Ltd	2,272
1,197,000	*	Ying Li International Real Estate Ltd	343
13,059		YNH Property BHD	8
1,133,600	*	YTL Land & Development BHD	386
538,000		Yuzhou Properties Co	119
4,410,800	*	Zhong An Real Estate Ltd	557
550,000	*	Zhuguang Holdings Group Co Ltd	58
56,590	*	Zueblin Immobilien Holding AG.	158

		TOTAL REAL ESTATE	3,472,905

RETAILING - 3.8%
164,729	*,e	1-800-FLOWERS.COM, Inc (Class A)	499
215,573	e	Aaron’s, Inc	5,583
3,401	e	ABC-Mart, Inc	128
309,347	e	Abercrombie & Fitch Co (Class A)	15,347
374,500		Advance Auto Parts, Inc	33,170
396,984	*	Aeropostale, Inc	8,583
46,100		Alpen Co Ltd	922
1,544,507	*	Amazon.com, Inc	312,778
3,184,747		American Eagle Outfitters, Inc	54,746
33,470	*	America’s Car-Mart, Inc	1,472
276,204	*	Ann Taylor Stores Corp	7,911
50,200		AOKI Holdings, Inc	947
137,441		Aoyama Trading Co Ltd	2,924
95,746		ARB Corp Ltd	913
35,800		Arc Land Sakamoto Co Ltd	679
17,200	e	Asahi Co Ltd	310
114,335	*,e	Asbury Automotive Group, Inc	3,087
26,400	e	ASKUL Corp	465
262,650	*,e	ASOS plc	7,497
76,634	*	Audiovox Corp (Class A)	1,039
274,000		Aurora Corp	485
59,131		Autobacs Seven Co Ltd	2,853
224,583		Automotive Holdings Group	555
106,182	*,e	Autonation, Inc	3,643
176,226	*	Autozone, Inc	65,521
90,900		B2W Companhia Global Do Varejo	413
113,214	*,e	Barnes & Noble, Inc	1,500
50,661		BasicNet S.p.A	147
266,016	e	Bebe Stores, Inc	2,455
1,869,460	*	Bed Bath & Beyond, Inc	122,954
6,350,600	e	Belle International Holdings Ltd	11,429
31,300		Belluna Co Ltd	255
2,151,398		Best Buy Co, Inc	50,945
66,000	*	Best Denki Co Ltd	163
37,787		Beter BED Holding NV	852
804	e	BIC CAMERA, Inc	427
96,646		Big 5 Sporting Goods Corp	758
421,806	*	Big Lots, Inc	18,146
66,273		Bilia AB (A Shares)	1,309
47,166	*,e	Blue Nile, Inc	1,556

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

95,171	*	Body Central Corp	$2,762
3,182,000	e	Bonjour Holdings Ltd	471
64,842	e	Bon-Ton Stores, Inc	599
1,287,000	e	Boshiwa International Holding	278
4,465	*	Boyner Buyuk Magazacilik	8
178,852	e	Brown Shoe Co, Inc	1,651
107,864	e	Buckle, Inc	5,167
52,597	*,e	Build-A-Bear Workshop, Inc	276
90,682		Byggmax Group AB	582
169,658	*,e	Cabela’s, Inc	6,472
124,182		Canadian Tire Corp Ltd	8,025
133,906		Canon Marketing Japan, Inc	1,727
369,670	*	Carmax, Inc	12,809
42,504	e	Carpetright plc	466
10,585		Cashbuild Ltd	174
168,640	*	Casual Male Retail Group, Inc	567
110,131	e	Cato Corp (Class A)	3,044
71,294	*	CDON Group AB	609
66,675	e	CFAO S.A.	2,866
21,270		Charles Voegele Holding AG.	463
509,004	*,e	Charming Shoppes, Inc	3,003
573,606	e	Chico’s FAS, Inc	8,661
157,842	*	Children’s Place Retail Stores, Inc	8,156
1,249,000	*,e	China ZhengTong Auto Services Holdings Ltd	1,255
94,100	e	Chiyoda Co Ltd	1,890
375,000	e	Chow Sang Sang Holding	969
147,531		Christopher & Banks Corp	274
198,200		Cia Hering	5,119
59,474	*,e	Citi Trends, Inc	682
3,813		CJ O Shopping Co Ltd	874
49,700	e	Clas Ohlson AB (B Shares)	787
707,751		Clicks Group Ltd	4,132
312,554	*,e	Coldwater Creek, Inc	363
281,292	*,e	Collective Brands, Inc	5,530
145,018	*,e	Conn’s, Inc	2,226
56,890		Core-Mark Holding Co, Inc	2,329
79,530	*,e	Cost Plus, Inc	1,424
730,000	e	Dah Chong Hong Holdings Ltd	775
112,300	*,e	Daiei, Inc	366
689,705	e	David Jones Ltd	1,732
347,600		DCM Japan Holdings Co Ltd	2,761
5,779,443		Debenhams plc	7,472
37,103		Delek Automotive Systems Ltd	305
16,274		Delticom AG.	1,734
45,422		Destination Maternity Corp	844
346,008		Dick’s Sporting Goods, Inc	16,636
10,224,735		Dickson Concepts International Ltd	5,632
30,350		D’ieteren S.A.	1,414
74,808	e	Dillard’s, Inc (Class A)	4,714
70,073	*	Dogus Otomotiv Servis ve Ticaret AS	203
816,963	*	Dollar General Corp	37,744
592,936	*	Dollar Tree, Inc	56,027
154,417		Dollarama, Inc	7,202
61,500		Don Quijote Co Ltd	2,239
11,300		Doshisha Co Ltd	325
29,936	e	Douglas Holding AG.	1,334

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

16,541,832	*,e	DSG International plc	$4,937
288,193		DSW, Inc (Class A)	15,784
26,965	*	Dufry Group	3,524
137,474		Dunelm Group plc	1,141
95,483	e	EDION Corp	673
156,600		El Puerto de Liverpool SAB de C.V.	1,288
326,000		E-LIFE MALL Corp	697
4,030,000	e	Emperor Watch & Jewellery Ltd	638
431,675		Empresas Hites S.A.	358
277,791		Empresas La Polar S.A.	181
2,110,203	e	Esprit Holdings Ltd	4,261
3,912	*	Etam Developpement S.A.	74
722,269	e	Expedia, Inc	24,153
311,771		Express Parent LLC	7,788
318,481	e	Family Dollar Stores, Inc	20,153
1,260,468		Far Eastern Department Stores Co Ltd	1,618
61,089		Fast Retailing Co Ltd	14,016
249,451		Finish Line, Inc (Class A)	5,293
2,106,805		Foot Locker, Inc	65,416
312,659		Foschini Ltd	5,047
54,239		Fourlis Holdings S.A.	100
97,100	*,e	Francesca’s Holdings Corp	3,069
148,668	e	Fred’s, Inc (Class A)	2,172
24,400	e	Fuji Co Ltd	545
3,250,000	b,e	Game Group plc	52
1,524,473	e	GameStop Corp (Class A)	33,295
619,417	e	Gap, Inc	16,192
93,586	*	Genesco, Inc	6,705
723,403		Genuine Parts Co	45,394
799	e	Geo Corp	945
3,676,377		Giordano International Ltd	2,825
339,359		GNC Holdings, Inc	11,840
1,310,900	e	Golden Eagle Retail Group Ltd	3,358
464,000		Goldlion Holdings Ltd	194
21,600		Golf & Co Ltd	82
16,908,408	e	GOME Electrical Appliances Holdings Ltd	3,484
22,926	*,e	Gordmans Stores, Inc	504
110,597	e	Group 1 Automotive, Inc	6,212
107,700	*,e	Groupon, Inc	1,979
165,100	e	Grupo Elektra S.A. de C.V.	15,559
316,500	*,e	Grupo Famsa SAB de C.V.	257
9,488		GS Home Shopping, Inc	943
110,539		Guess?, Inc	3,454
15,840	e	Gulliver International Co Ltd	626
1,048		GwangjuShinsegae Co Ltd	189
93,500		Hai-O Enterprise BHD	67
279,278		Halfords Group plc	1,388
124,825	e	Hankyu Department Stores, Inc	1,086
813,017	e	Harvey Norman Holdings Ltd	1,695
80,526		Haverty Furniture Cos, Inc	894
38,588	*	Hellenic Duty Free Shops S.A.	402
3,576,700	e	Hengdeli Holdings Ltd	1,519
1,213,949	e	Hennes & Mauritz AB (B Shares)	43,883
76,957	*,e	HHgregg, Inc	876
107,856	*	Hibbett Sports, Inc	5,884
27,401		Hikari Tsushin, Inc	809

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

6,059,738		Home Depot, Inc	$304,865
4,737,123		Home Product Center PCL	2,135
1,084,145		Home Retail Group	1,978
16,226	*,e	HomeAway, Inc	412
20,620	e	Honeys Co Ltd	382
293,618	e	Hot Topic, Inc	2,980
614,000		Hotai Motor Co Ltd	4,973
162,532		HSN, Inc	6,181
32,030		Hyundai Department Store Co Ltd	4,923
39,640		Hyundai H&S Co Ltd	531
8,582		Hyundai Home Shopping Network Corp	1,019
463,179		Imperial Holdings Ltd	9,385
1,081,054	e	Inchcape plc	6,504
282,741		Inditex S.A.	27,058
14,492	*	Interpark Corp	73
1,911,500	e	Intime Department Store Group Co Ltd	2,394
281,387	e	Isetan Mitsukoshi Holdings Ltd	3,323
578,000	e	IT Ltd	337
74,800		Izumi Co Ltd	1,414
375,466		J Front Retailing Co Ltd	2,108
42,687		Jardine Cycle & Carriage Ltd	1,642
132,204	e	JB Hi-Fi Ltd	1,502
1,105,596	e	JC Penney Co, Inc	39,171
351,715		JD Group Ltd	2,270
76,508		John Menzies plc	734
108,650	*	JOS A Bank Clothiers, Inc	5,477
62,000		Joshin Denki Co Ltd	613
203,234		JUMBO S.A.	993
253,486	e	KappAhl Holding AB	268
66,187	e	Keiyo Co Ltd	416
733,322		Kesa Electricals plc	821
5,852,032	e	Kingfisher plc	28,712
142,492	*,e	Kirkland’s, Inc	2,306
849,807		Kohl’s Corp	42,516
27,400	e	Kohnan Shoji Co Ltd	435
26,200	e	Kojima Co Ltd	156
55,600	e	Komeri Co Ltd	1,589
60,863	e	K’s Holdings Corp	1,965
844,750	e	L’ Occitane International S.A.	2,003
13,195		LES Enphants Co Ltd	16
295,104		Lewis Group Ltd	2,934
21,479,077	e	Li & Fung Ltd	49,156
1,916,322	*	Liberty Media Holding Corp (Interactive A)	36,583
1,797,002		Lifestyle International Holdings Ltd	4,578
1,655,483		Limited Brands, Inc	79,463
83,285	e	Lithia Motors, Inc (Class A)	2,182
589,297	*	LKQ Corp	18,368
426,914		Lojas Americanas S.A.	4,023
168,249		Lojas Renner S.A.	5,779
501,440		Lookers plc	501
29,790		Lotte Midopa Co Ltd	390
19,966		Lotte Shopping Co Ltd	6,256
5,478,902	e	Lowe’s Companies, Inc	171,928
894,000	e	Luk Fook Holdings International Ltd	2,715
87,690	*,e	Lumber Liquidators, Inc	2,202
3,579,489		Macy’s, Inc	142,213

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

133,000	*	Magazine Luiza S.A.	$871
87,520	*,e	MarineMax, Inc	720
1,307,609	e	Marks & Spencer Group plc	7,925
1,116,097	e	Marui Co Ltd	9,357
37,800	*,e	Matsuya Co Ltd	340
16,329	*,e	Mattress Firm Holding Corp	619
39,700		Megane TOP Co Ltd	454
47,030		Mekonomen AB	1,511
238,227		Men’s Wearhouse, Inc	9,236
1,124,004		Mercuries & Associates Ltd	1,183
877,157	*	MFI Furniture plc	1,745
482	*	Midas, Inc	6
44,325		Mobilezone Holding AG.	503
121,965		Monro Muffler, Inc	5,060
104,217	e	Mothercare plc	276
569,246		Mr Price Group Ltd	7,010
5,333,505	e	Myer Holdings Ltd	12,977
217,333		N Brown Group plc	806
13,000		Nafco Co Ltd	228
341,000		National Petroleum Co Ltd	417
52,771	*	NET Holding AS	48
186,644	*,e	NetFlix, Inc	21,471
1,755,075		New Carphone Warehouse plc	4,216
1,033,000	e	New World Department Store China Ltd	669
91,931	*	New York & Co, Inc	343
438,680		Next plc	20,915
24,143		NFI Empik Media & Fasion S.A.	77
94,000		Nice Holdings, Inc	293
77,100	e	Nishimatsuya Chain Co Ltd	631
40,500		Nissen Holdings Co Ltd	218
4,777		Nitori Co Ltd	432
658,297		Nordstrom, Inc	36,680
129,412	e	Nutri/System, Inc	1,453
1,906,238	*,e	Ocado Ltd	3,483
1,066,211	*	Office Depot, Inc	3,678
1,392,776	*	OfficeMax, Inc	7,967
148,499	*,e	Orbitz Worldwide, Inc	453
4,537	*	Orchard Supply Hardware Stores Corp	94
569,450	*	O’Reilly Automotive, Inc	52,019
526,000	e	Oriental Watch Holdings	224
24,371		OrotonGroup Ltd	211
331,000	e	OSIM International Ltd	334
12,100		Otsuka Kagu Ltd	131
53,142	*,e	Overstock.com, Inc	278
2,640,077		Pacific Brands Ltd	1,668
259,136	*,e	Pacific Sunwear Of California, Inc	456
5,950		Pal Co Ltd	225
69,800		Paltac Corp	1,006
150,000		Pantaloon Retail India Ltd	450
112,982	e	Parco Co Ltd	1,094
36,800		Paris Miki, Inc	257
555,660		Parkson Holdings BHD	974
1,965,000	e	Parkson Retail Group Ltd	2,255
4,488,000	e	PCD Stores Ltd	637
1,765,064	*	Pendragon plc	381
178,363	e	Penske Auto Group, Inc	4,393

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

210,812		PEP Boys - Manny Moe & Jack	$3,145
81,167	e	PetMed Express, Inc	1,005
648,308		Petsmart, Inc	37,096
516,283	*	Pier 1 Imports, Inc	9,386
20,270		Point, Inc	748
2,118,000	*	Pou Sheng International Holdings Ltd	268
45,347		PPR	7,802
80,287	e	Praktiker Bau- und Heimwerkermaerkte AG.	197
129,816		Premier Investments Ltd	754
201,252	*	Priceline.com, Inc	144,398
614,500		PT ACE Hardware Indonesia Tbk	299
198,500	*	PT Indomobil Sukses Internasional Tbk	328
459,500		PT Mitra Adiperkasa Tbk	319
3,330,500		PT Ramayana Lestari Sentosa Tbk	286
375,652	e	RadioShack Corp	2,337
6,966	*,e	Rakuten, Inc	7,302
65,637		Reitmans Canada Ltd	1,003
26,076	e	Reject Shop Ltd	327
228,022		Rent-A-Center, Inc	8,608
694,400		Robinson Department Store PCL	1,153
357,600		Robinson Department Store PCL (ADR)	594
183,763		RONA, Inc	1,730
1,613,477		Ross Stores, Inc	93,743
57,089	*,e	Rue21, Inc	1,675
54,500		Ryohin Keikaku Co Ltd	2,823
1,352,000	e	SA SA International Holdings Ltd	785
552,582		SACI Falabella	5,334
517,364	*,e	Saks, Inc	6,007
935,316	*,e	Sally Beauty Holdings, Inc	23,196
394,400	e	Sanrio Co Ltd	15,403
61,228	*,e	Sears Holdings Corp	4,056
304,234	*	Select Comfort Corp	9,854
71,600		Senshukai Co Ltd	506
25,250	*	Seobu Truck Terminal Co Ltd	497
59,900	e	Shimachu Co Ltd	1,414
24,045		Shimamura Co Ltd	2,700
16,600	e	Shimojima Co Ltd	220
10,237		Shinsegae Co Ltd	2,159
1,071		Shinsegae International Co Ltd	99
1,442,000		Shirble Department Stores	134
35,617	*,e	Shoe Carnival, Inc	1,148
116,523	*,e	Shutterfly, Inc	3,651
980,000		Sichuan Xinhua Winshare Chainstore Co Ltd	518
1,863,866		Signet Jewelers Ltd	88,124
577,000	e	Silver base Group Holdings Ltd	401
207,500	e	Sonic Automotive, Inc (Class A)	3,716
17,994	*,e	Sourceforge, Inc	260
4,224,000	e	Sparkle Roll Group Ltd	381
417,190	*	Sports Direct International plc	1,926
161,403	e	Stage Stores, Inc	2,621
4,605,804		Staples, Inc	74,522
65,900	e	Start Today Co Ltd	1,217
427,982	e	Statoil Fuel & Retail ASA	2,727
143,058		Stein Mart, Inc	944
41,674	e	Stockmann Oyj Abp (B Share)	898
372,001	e	Super Cheap Auto Group Ltd	2,941

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

484,551	*	Super Group Ltd	$870
35,840	*,e	SuperGroup plc	353
50,539	*	Systemax, Inc	852
1,924,795	e	Takashimaya Co Ltd	16,071
36,569		Takihyo Co Ltd	204
55,005		Takkt AG.	851
295,016	*,e	Talbots, Inc	894
6,182,136		Target Corp	360,233
27,900	*,e	Teavana Holdings, Inc	550
181	e	Telepark Corp	302
7,064,605		Test-Rite International Co	4,883
405,153		Tiffany & Co	28,008
5,003,502		TJX Companies, Inc	198,689
19,706	*	Tom Tailor Holding AG.	351
431,251		Tractor Supply Co	39,054
1,143		Trent Ltd	21
433,048	*,e	TripAdvisor, Inc	15,447
703,545		Truworths International Ltd	7,417
198,000		Tsann Kuen Enterprise Co Ltd	474
175,603		Tsutsumi Jewelry Co Ltd	4,674
179,835	*	Tuesday Morning Corp	691
247,513		Ulta Salon Cosmetics & Fragrance, Inc	22,992
1,162,199		United Arrows Ltd	24,382
825,097	*	Urban Outfitters, Inc	24,019
54,490	*,e	US Auto Parts Network, Inc	197
55,975		USS Co Ltd	5,693
3,749		Valora Holding AG.	858
164,367	*,e	Valuevision International, Inc (Class A)	340
104,394	*	Vitamin Shoppe, Inc	4,615
158,765		Warehouse Group Ltd	363
85,840	*	West Marine, Inc	1,028
471,193	*,e	Wet Seal, Inc (Class A)	1,626
404,885		WH Smith plc	3,529
175,700		Williams-Sonoma, Inc	6,585
8,018	e	Winmark Corp	465
1,743,634		Woolworths Holdings Ltd	10,957
137,041	e	Wotif.com Holdings Ltd	653
85,600		Xebio Co Ltd	2,285
130,266	e	Yamada Denki Co Ltd	8,181
21,500		Yellow Hat Ltd	357
105,380	*,e	Yoox S.p.A	1,673
118,615	*,e	Zale Corp	367
347,000	e	Zhongsheng Group Holdings Ltd	690
3,016	*	zooplus AG.	167
84,366	*,e	Zumiez, Inc	3,046

		TOTAL RETAILING	4,055,884

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
195,387	*,e	Advanced Energy Industries, Inc	2,563
1,655,946	*	Advanced Micro Devices, Inc	13,281
14,551,016		Advanced Semiconductor Engineering, Inc	14,767
83,293		Advanced Wireless Semiconductor Co	84
1,486,212	e	Advantest Corp	23,716
128,831	e	Aixtron AG.	2,227
139,000		Alcor Micro Corp	240
544,000		ALI Corp	885

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

86,538	*,e	Alpha & Omega Semiconductor Lt	$832
1,014,571		Altera Corp	40,400
26,422	*	Aminologics Co Ltd	76
477,405	*,e	Amkor Technology, Inc	2,934
41,629	*,e	Amtech Systems, Inc	347
248,831	*,e	Anadigics, Inc	590
1,177,732	e	Analog Devices, Inc	47,580
3,631,859		Applied Materials, Inc	45,180
241,277	*,e	Applied Micro Circuits Corp	1,674
180,788		Ardentec Corp	140
1,910,416	e	ARM Holdings plc	18,024
10,331	*	Asia Pacific Systems, Inc	119
126,731	e	ASM International NV	4,879
501,262	e	ASM Pacific Technology	7,341
819,857		ASML Holding NV	41,076
1,278,417	*	Atmel Corp	12,605
157,463	*	ATMI, Inc	3,669
50,764	*	Atto Co Ltd	374
230,450		AUK Corp	647
22,793		Austriamicrosystems AG.	1,625
2,899,852		Avago Technologies Ltd	113,007
476,179	*	Axcelis Technologies, Inc	819
5,100	e	Axell Corp	121
144,480	*,e	AXT, Inc	917
54,725		BE Semiconductor Industries NV	416
382,000		Bright Led Electronics Corp	309
1,802,768		Broadcom Corp (Class A)	70,849
364,069		Brooks Automation, Inc	4,489
142,860		Cabot Microelectronics Corp	5,554
48,309		Capella Microsystems Taiwan, Inc	247
319,074	*,e	Cavium Networks, Inc	9,872
70,328	e	Centrotherm Photovoltaics AG.	923
93,172	*,e	Ceva, Inc	2,116
11,538	*,e,m	China Energy Savings Technology, Inc	0	^
1,148,000		Chipbond Technology Corp	1,493
376,160	*,e	Cirrus Logic, Inc	8,953
127,162	e	Cohu, Inc	1,446
1,436,000		Comtec Solar Systems Group Ltd	211
299,760	*,e	Cree, Inc	9,481
444,056		CSR plc	1,631
140,391	*	Cymer, Inc	7,020
731,361		Cypress Semiconductor Corp	11,431
322,616	e	Dainippon Screen Manufacturing Co Ltd	2,930
115,874		DelSolar Co Ltd	79
105,209	*,e	Dialog Semiconductor plc	2,567
143,947	*	Diodes, Inc	3,337
37,372	e	Disco Corp	2,081
97,878	*	DSP Group, Inc	652
20,897	*	Duksan Hi-Metal Co Ltd	431
111,864		Edison Opto Corp	234
846,000		Elan Microelectronics Corp	1,092
11,000		Elite Advanced Laser Corp	19
252,000		Elite Semiconductor Memory Technology, Inc	237
12,506		ELK Corp	142
26,414		Elmos Semiconductor AG.	303
155,100	*,b,m	Elpida Memory, Inc	2

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

209,571		eMemory Technology, Inc	$541
767,250	*	Entegris, Inc	7,166
334,522	*,e	Entropic Communications, Inc	1,950
8,127		Eo Technics Co Ltd	185
192,000	*	Episil Technologies, Inc	73
963,578		Epistar Corp	2,465
292,000	*	E-Ton Solar Tech Co Ltd	152
859,997		Etron Technology, Inc	293
11,667		Eugene Technology Co Ltd	388
164,960	*	Exar Corp	1,386
341,144	*	Fairchild Semiconductor International, Inc	5,015
339,101		Faraday Technology Corp	540
58,100		Ferrotec	606
159,173	*,e	First Solar, Inc	3,987
1,472,000		Forhouse Corp	964
185,210	*,e	Formfactor, Inc	1,033
353,000		Formosa Advanced Technologies Co Ltd	377
262,000		Formosa Epitaxy, Inc	246
1,281,622	*,e	Freescale Semiconductor Holdings Ltd	19,724
146,553	*	FSI International, Inc	717
3,000	e	Furuya Metal Co Ltd	131
10,236,000	e	GCL Poly Energy Holdings Ltd	2,846
23,213	*	GemVax & Kael Co Ltd	799
249,910	*	Genesis Photonics, Inc	346
26,150		Giga Solar Materials Corp	261
248,850		Gintech Energy Corp	279
172,000		Global Mixed Mode Technology, Inc	665
117,000		Global Unichip Corp	443
433,000		Greatek Electronics, Inc	367
169,606		Green Energy Technology, Inc	205
90,827	*,e	GSI Technology, Inc	385
582,050	*,e	GT Solar International, Inc	4,814
780,600		Hana Microelectronics PCL	554
10,654		Hana Micron, Inc	102
32,950		Hanmi Semiconductor Co Ltd	175
8,940		Hansol LCD, Inc	192
134,637		Harvatek Corp	93
2,992,000	*	Heng Xin China Holdings Ltd	259
139,605	*	Hittite Microwave Corp	7,582
458,000		Holtek Semiconductor, Inc	554
225,862		Huga Optotech, Inc	116
1,082,340		Hynix Semiconductor, Inc	27,989
4,668	*	ICD Co Ltd	117
24,010		Iljin Display Co Ltd	257
2,888,271	*	Imagination Technologies Group plc	31,598
1,667,446		Infineon Technologies AG.	17,042
1,752,377	*	Inotera Memories, Inc	524
85,438	*,e	Inphi Corp	1,212
635,371	*	Integrated Device Technology, Inc	4,543
42,000	*	Integrated Memory Logic Ltd	152
120,897	*	Integrated Silicon Solution, Inc	1,349
23,383,337		Intel Corp	657,306
31,400	*,e	Intermolecular, Inc	195
185,280	*	International Rectifier Corp	4,274
336,847		Intersil Corp (Class A)	3,773
635,648	*	IQE plc	297

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

161,000		ITE Technology, Inc	$152
110,632	*	IXYS Corp	1,460
31,816	*	Jusung Engineering Co Ltd	273
20,841		KC Tech Co Ltd	96
1,857,000		King Yuan Electronics Co Ltd	703
319,669		Kinsus Interconnect Technology Corp	1,028
1,279,560		Kla-Tencor Corp	69,634
3,161		Koh Young Technology, Inc	75
119,399		Kontron AG.	997
268,413	*	Kopin Corp	1,092
462,227	*,e	Kulicke & Soffa Industries, Inc	5,745
1,152,169	*,e	Lam Research Corp	51,410
742,201	*	Lattice Semiconductor Corp	4,772
292,726		Lextar Electronics Corp	334
640,856		Linear Technology Corp	21,597
142,000		Lingsen Precision Industries Ltd	91
2,837,629	*	LSI Logic Corp	24,631
295,677	*,e	LTX-Credence Corp	2,126
16,088	*	Lumens Co Ltd	92
19,000		Macroblock, Inc	80
4,465,640		Macronix International	1,669
1,557,873	*	Marvell Technology Group Ltd	24,505
1,659,538		Maxim Integrated Products, Inc	47,446
68,129	*,e	MaxLinear, Inc	379
1,379,227		MediaTek, Inc	13,248
21,800	*,e	Megachips Corp	434
49,379		Melexis NV	870
13,057		Melfas, Inc	241
43,233	*	Mellanox Technologies Ltd	1,782
607,063	*,e	MEMC Electronic Materials, Inc	2,192
359,829		Micrel, Inc	3,692
512,834	e	Microchip Technology, Inc	19,077
7,611,687	*	Micron Technology, Inc	61,655
43,259		Micronas Semiconductor Holdings, Inc	488
344,957	*	Microsemi Corp	7,396
21,900		Mimasu Semiconductor Industry Co Ltd	210
132,715	*,e	Mindspeed Technologies, Inc	845
201,355	*	MIPS Technologies, Inc	1,095
55,100		Mitsui High-Tec, Inc	330
286,743		MKS Instruments, Inc	8,468
129,835	*,e	Monolithic Power Systems, Inc	2,554
1,271,000	*	Mosel Vitelic, Inc	178
124,650	*,e	MoSys, Inc	495
395,026		Motech Industries, Inc	661
37,000		MPI Corp	93
677,356		MStar Semiconductor, Inc	4,150
103,377	*,e	Nanometrics, Inc	1,914
384,551	*	Nanya Technology Corp	41
1,098,400	*,e	NEC Electronics Corp	7,705
345,277		Neo Solar Power Corp	272
16,406		NEPES Corp	295
169,803	e	Nordic Semiconductor ASA	600
854,826		Novatek Microelectronics Corp Ltd	2,612
198,547	*	Novellus Systems, Inc	9,909
15,300	e	NPC, Inc	83
21,573	*,e	NVE Corp	1,143

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,664,232	*	Nvidia Corp	$25,613
379,144	*,e	Omnivision Technologies, Inc	7,583
5,162,526	*	ON Semiconductor Corp	46,514
1,366,000		Opto Technology Corp	672
897,000	*	Orient Semiconductor Electronics Ltd	140
50,000		Orise Technology Co Ltd	63
24,728	*	Osung LST Co Ltd	238
263,000		Pan Jit International, Inc	135
120,674	*,e	PDF Solutions, Inc	1,017
112,125	*,e	Pericom Semiconductor Corp	907
246,547		Phison Electronics Corp	2,109
267,487	*,e	Photronics, Inc	1,779
131,300		Pixart Imaging, Inc	345
163,167	*	PLX Technology, Inc	656
624,034	*	PMC - Sierra, Inc	4,512
113,354		Power Integrations, Inc	4,208
1,461,401	*	Powerchip Semiconductor Corp	55
915,725		Powertech Technology, Inc	1,782
925,000		Radiant Opto-Electronics Corp	4,131
457,827	*	Rambus, Inc	2,953
150,890		Raydium Semiconductor Corp	469
986,467		Realtek Semiconductor Corp	1,808
1,240,000		Regent Manner International Ltd	373
660,465	*,e	Renewable Energy Corp AS	391
2,664,056	*	RF Micro Devices, Inc	13,267
1,390,661		Richtek Technology Corp	8,632
142,701		Rohm Co Ltd	7,081
4,294	*,e	Roth & Rau AG.	97
75,562	*,e	Rubicon Technology, Inc	788
157,664	*	Rudolph Technologies, Inc	1,752
234,496		Samsung Electronics Co Ltd	264,524
31,991		Samsung Electronics Co Ltd (Preference)	22,491
3,358		San Chih Semiconductor Co	4
155,000	e	Sanken Electric Co Ltd	743
321,000		SDI Corp	314
26,657,000	*,e	Semiconductor Manufacturing International	1,319
256,620	*	Semtech Corp	7,303
35,115		Seoul Semiconductor Co Ltd	737
42,000	*	Shibaura Mechatronics Corp	128
90,000		Shindengen Electric Manufacturing Co Ltd	427
297,000	e	Shinko Electric Industries	2,929
5,710		Shinsung Holdings Co Ltd	19
124,472	*,e	Sigma Designs, Inc	645
36,340	*	Signetics Corp	113
233,000		Sigurd Microelectronics Corp	193
158,190	*	Silex Systems Ltd	614
491,802	*	Silicon Image, Inc	2,892
1,350,000		Silicon Integrated Systems Corp	538
111,158	*,e	Silicon Laboratories, Inc	4,780
10,655		Silicon Works Co Ltd	320
3,693,031		Siliconware Precision Industries Co	4,497
98,101		Simm Tech Co Ltd	1,243
549,750		Sino-American Silicon Products, Inc	961
4,900,000	*	Sino-Tech International Holdings Ltd	44
65,000		Sitronix Technology Corp	88
75,584		Skymedi Corp	192

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

974,536	*	Skyworks Solutions, Inc	$26,946
148,621	*,e	SOITEC	858
2,160,000	e	Solargiga Energy Holdings Ltd	211
155,450		Solartech Energy Corp	178
119,379	e	Solarworld AG.	377
401,000		Sonix Technology Co Ltd	664
186,418	*,e	Spansion, Inc	2,271
89,431	*	Standard Microsystems Corp	2,314
674,453		STMicroelectronics NV	5,522
162,767	*,e	STR Holdings, Inc	788
37,592		STS Semiconductor & Telecommunications	306
123,984	*,e	Sumco Corp	1,526
1,407,000		Sunplus Technology Co Ltd	495
213,095	*,e	SunPower Corp	1,360
45,189	*,e	Supertex, Inc	817
25,119	*,e	Suss Microtec AG.	361
315,305		TA-I Technology Co Ltd	210
529,000		Taiwan Semiconductor Co Ltd	292
45,694,667		Taiwan Semiconductor Manufacturing Co Ltd	131,371
133,800		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	2,044
667,700		Taiwan Surface Mounting Technology Co Ltd	1,538
431,000		Tekcore Co Ltd	242
1,919,861	*	Teradyne, Inc	32,426
210,913	*,e	Tessera Technologies, Inc	3,638
5,539,048		Texas Instruments, Inc	186,167
385,002		Tokyo Electron Ltd	22,201
115,400		Tokyo Seimitsu Co Ltd	2,412
729,860		Topco Scientific Co Ltd	1,341
8,610	*	Toptec Co Ltd	141
274,015	*	Tower Semiconductor Ltd	237
248,508		Transcend Information, Inc	720
646,703	*	Triquint Semiconductor, Inc	4,459
1,746,000	e	Trony Solar Holdings Co Ltd.	173
811,000		Tyntek Corp	346
89,219	*,e	Ultra Clean Holdings	673
173,553	*	Ultratech, Inc	5,030
54,200	*,e	Ulvac, Inc	599
971,100		Unisem M BHD	467
28,330,022		United Microelectronics Corp	13,799
408,029		Unity Opto Technology Co Ltd	474
402,000		Vanguard International Semiconductor Corp	174
175,393	*,e	Veeco Instruments, Inc	5,016
1,311,000	*	Via Technologies, Inc	846
256,750		Visual Photonics Epitaxy Co Ltd	476
96,163	*	Volterra Semiconductor Corp	3,309
293,550		Wafer Works Corp	234
703,000		Walton Advanced Engineering, Inc	236
644,000		Weltrend Semiconductor	350
540,737		Win Semiconductors Corp	836
2,108,000	*	Winbond Electronics Corp	393
194,201	*	Wolfson Microelectronics plc	583
32,630	*	Woongjin Energy Co Ltd	204
807,586		Xilinx, Inc	29,420
105,069		XinTec, Inc	100
41,383		Youngtek Electronics Corp	114

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	2,744,418

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

SOFTWARE & SERVICES - 7.2%
225,849	*,e	Accelrys, Inc	$1,802
3,019,633	e	Accenture plc	194,766
233	*	Access Co Ltd	93
159,316	*	ACI Worldwide, Inc	6,416
53,284	*,e	Active Network, Inc	897
1,223,716	e	Activision Blizzard, Inc	15,688
185,463	*,e	Actuate Corp	1,165
354,406	*	Acxiom Corp	5,203
2,080,738	*	Adobe Systems, Inc	71,390
127,025	*	Advent Software, Inc	3,252
16,197		Ahnlab, Inc	1,620
526,365	*	Akamai Technologies, Inc	19,318
1,718,000	e	Alibaba.com Ltd	2,917
629,448	*,e	Alliance Data Systems Corp	79,285
307,376		Alpha Systems, Inc	4,473
58,777		Alten	1,876
122,277	*,e	Altran Technologies S.A.	766
641,024	e	Amadeus IT Holding S.A.	12,109
643,045	*	Amdocs Ltd	20,307
96,320	*	American Software, Inc (Class A)	826
185,643	*,e	Ancestry.com, Inc	4,222
40,900	*,e	Angie’s List, Inc	773
372,951	*	Ansys, Inc	24,249
1,325,794	*,e	AOL, Inc	25,150
264,387		Argo Graphics, Inc	3,640
262,697	*	Ariba, Inc	8,593
792,166	*	Aspen Technology, Inc	16,263
136,505		Asseco Poland S.A.	2,191
19,000	*	Astro Corp	33
268,264		Atos Origin S.A.	15,472
1,389,487	*	Autodesk, Inc	58,803
1,535,181		Automatic Data Processing, Inc	84,727
423,135		Aveva Group plc	11,230
30,100	*	AVG Technologies NV	450
4,275	*	Axway Software S.A.	103
99,589	*	Baidu, Inc (ADR)	14,517
67,070	*,e	Bankrate, Inc	1,660
41,300	*	Bazaarvoice, Inc	820
43,257		Bechtle AG.	1,928
17,800	*	Bit-isle, Inc	190
257,275		Blackbaud, Inc	8,549
730,962	*,e	Blinkx plc	711
2,004,663	*	BMC Software, Inc	80,507
38,568	e	Booz Allen Hamilton Holding Co	657
140,328	*	Bottomline Technologies, Inc	3,921
21,900	*	Brightcove, Inc	543
332,552		Broadridge Financial Solutions, Inc	7,951
89,100	*,e	BroadSoft, Inc	3,408
100,769	*,e	Buongiorno S.p.A.	187
1,395,816		CA, Inc	38,469
123,830	*	CACI International, Inc (Class A)	7,713
1,005,892	*	Cadence Design Systems, Inc	11,910
117,904	*,e	Callidus Software, Inc	921
109,424		Cap Gemini S.A.	4,898

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

65,086		Capcom Co Ltd	$1,492
16,200	*,e	Carbonite, Inc	178
230,960	*	Cardtronics, Inc	6,063
507,532	e	carsales.com.au Ltd	2,924
39,097	e	Cass Information Systems, Inc	1,562
11,598		Cegid Group	254
396,444	*,e	CGI Group, Inc	8,836
66,944	*	Check Point Software Technologies	4,274
336,000	*	China Cyber Port International Co Ltd	21
1,060,000	*	Chinasoft International Ltd	324
25,000		Chinese Gamer International Corp	85
257,773	*	Ciber, Inc	1,093
929,776	*	Citrix Systems, Inc	73,369
55,620	*,m	Clinical Data, Inc	53
3,557		CMC Ltd	69
1,206,707	*,e	Cognizant Technology Solutions Corp (Class A)	92,856
236,313	*	Commvault Systems, Inc	11,731
372,406		Companhia Brasileira de Meios de Pagamento	12,626
193,562		Computacenter plc	1,368
901,249		Computer Sciences Corp	26,983
65,569	*,e	Computer Task Group, Inc	1,005
390,501		Computershare Ltd	3,645
587,556	*	Compuware Corp	5,400
128,921	*,e	comScore, Inc	2,758
178,141	*,e	Concur Technologies, Inc	10,222
113,794	*,e	Constant Contact, Inc	3,390
445,540	*,e	Convergys Corp	5,948
49,397	*,e	Convio, Inc	764
61,572		Core Projects & Technologies Ltd	341
45,471	*,e	Cornerstone OnDemand, Inc	993
582,869		CSE Global Ltd	384
432,647	e	CSG Ltd	288
136,002	*,e	CSG Systems International, Inc	2,059
85,653		Cupid plc	281
225,423		Customers Ltd	215
155,252		Cyberlink Corp	485
38,050		Daou Technology, Inc	442
58,094	e	Dassault Systemes S.A.	5,350
17,205		Daum Communications	1,807
161,459	*,e	DealerTrack Holdings, Inc	4,886
98,591	*,e	Deltek, Inc	1,051
82,391	*,e	Demand Media, Inc	597
109,368	e	Dena Co Ltd	3,029
10,040		Devoteam S.A.	177
350,407	*,e	Dice Holdings, Inc	3,269
892	*	Digital Garage, Inc	2,336
206,775	*,e	Digital River, Inc	3,869
29,941	*,e	DMRC Corp	837
21,551		Dragonfly GF Co Ltd	463
386,626		DST Systems, Inc	20,967
48,000		DTS Corp	630
11,080	*	DuzonBIzon Co Ltd	83
72		Dwango Co Ltd	105
34,440	*,e	Dynamics Research Corp	332
610,346		Earthlink, Inc	4,877
6,888,794	*	eBay, Inc	254,128

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

126,618	e	Ebix, Inc	$2,932
46,003	*,e	Echo Global Logistics, Inc	741
19,472		Econocom Group	437
93,000	*	EDB Business Partner ASA	215
1,732,822	*	Electronic Arts, Inc	28,557
18,335	*,e	Ellie Mae, Inc	205
191,471	e	Ementor ASA	2,311
8,883		Engineering Ingegneria Informatica S.p.A.	250
74,390	*	Envestnet, Inc	931
8,400	*	EPAM Systems, Inc	172
146,911		EPIQ Systems, Inc	1,778
17,189	*	ePlus, Inc	550
318,347	*	Equinix, Inc	50,124
214,026	*,e	Euronet Worldwide, Inc	4,471
15,675		Exact Holding NV	370
3,508	*,e	ExactTarget, Inc	91
60,980	*	ExlService Holdings, Inc	1,673
123,717	e	Factset Research Systems, Inc	12,253
188,552		Fair Isaac Corp	8,277
149,731	*	FalconStor Software, Inc	560
915,965		Fidelity National Information Services, Inc	30,337
75,581		Fidessa Group plc	2,001
31,893		Financial Technologies India Ltd	429
156,587	*	First American Corp	2,556
538,474	*	Fiserv, Inc	37,365
106,169	*	FleetCor Technologies, Inc	4,116
55,867	e	Forrester Research, Inc	1,810
1,241,495	*	Fortinet, Inc	34,327
13,369	*,e	FriendFinder Networks, Inc	18
125,728	e	F-Secure Oyj	335
44,100		FUJI SOFT, Inc	848
206		Future Architect, Inc	87
97,000		Gamania Digital Entertainment Co Ltd	107
13,393	*	GameHi Co Ltd	94
567,803	*	GameLoft	3,532
2,048	*	Gamevil, Inc	132
410,735	*	Gartner, Inc	17,514
339,006	*,e	Genpact Ltd	5,526
617,254		Geodesic Information Systems Ltd	607
141,205	*,e,m	Gerber Scientific, Inc	0	^
55,397	*,e	GFI Informatique	200
256,121	*,e	Global Cash Access, Inc	1,998
374,945		Global Payments, Inc	17,799
75,303		Glodyne Technoserve Ltd	528
179,634	*,e	Glu Mobile, Inc	871
217,400		GMO internet, Inc	1,094
51	*	GMO Payment Gateway, Inc	210
1,312,099	*	Google, Inc (Class A)	841,370
32,000		Gourmet Navigator, Inc	345
350,000	*,e	Gravity Co Ltd (ADR)	962
589,948	*,e	Gree, Inc	14,864
61,222	e	Groupe Steria SCA	1,393
52,025	*,e	Guidance Software, Inc	575
33,500	*	Guidewire Software, Inc	1,031
134,899	*,e	Hackett Group, Inc	805
31,308		HCL Infosystems Ltd	28

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

249,466		HCL Technologies Ltd	$2,363
158,105		Heartland Payment Systems, Inc	4,560
425,165		Hexaware Technologies Ltd	977
3,495,000	*	Hi Sun Technology China Ltd	580
123,286	*,e	Higher One Holdings, Inc	1,843
67,702		HIQ International AB	397
1,154,640		IAC/InterActiveCorp	56,681
121,928	*,e	iGate Corp	2,044
35,357	*,e	Imperva, Inc	1,384
173,782	e	Indra Sistemas S.A.	2,131
38,934	e	Industrial & Financial Systems	611
423,093		Ines Corp	3,386
286,612	*	Informatica Corp	15,162
351,900		Information Development Co	2,184
36,800		Information Services International-Dentsu Ltd	297
177,726	*,e	Infospace, Inc	2,277
748,759		Infosys Technologies Ltd	42,047
6,220	*	Infraware, Inc	64
7,000		Insyde Software Corp	35
54,953	*	Interactive Intelligence, Inc	1,677
206,515	*	Internap Network Services Corp	1,516
4,850,306		International Business Machines Corp	1,012,016
91,000		International Games System Co Ltd	554
135	e	Internet Initiative Japan, Inc	486
1,381,326		Intuit, Inc	83,059
148,273		Iress Market Technology Ltd	1,075
255,860		IT Holdings Corp	3,010
34,121	e	Itochu Techno-Science Corp	1,528
184,329	e	j2 Global, Inc	5,287
431,874		Jack Henry & Associates, Inc	14,736
2,506		JCEntertainment Corp	76
214,275	*	JDA Software Group, Inc	5,888
58,600	*	Jive Software, Inc	1,591
122,400	e	Kakaku.com, Inc	3,206
118,556	*	Kenexa Corp	3,704
59,231		Keynote Systems, Inc	1,170
2,704,000	e	Kingdee International Software Group Co Ltd	653
904,000	e	Kingsoft Corp Ltd	402
147,640	*,e	KIT Digital, Inc	1,063
202,690	*	Knot, Inc	1,903
602,517	e	Konami Corp	17,255
45,619	*	KT Hitel Co Ltd	250
615,592		Lender Processing Services, Inc	16,005
260,512	*,e	Limelight Networks, Inc	857
112,777	*,e	LinkedIn Corp	11,502
291,910	*,e	Lionbridge Technologies	841
127,263	*,e	Liquidity Services, Inc	5,701
238,967	*,e	Liveperson, Inc	4,007
3,895,519		LogicaCMG plc	6,207
85,780	*,e	LogMeIn, Inc	3,022
108,852	*,e	LoopNet, Inc	2,044
69,845		MacDonald Dettwiler & Associates Ltd	3,180
75,200	e	Macromill, Inc	714
18,295	*,e,f	Mail.ru (GDR) (purchased 06/17/11, cost $650)	721
128,051	*	Manhattan Associates, Inc	6,086
126,217	e	Mantech International Corp (Class A)	4,349

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

87,002	e	Marchex, Inc (Class B)	$388
528,994		Mastercard, Inc (Class A)	222,463
78,244		Matrix IT Ltd	382
197,655		MAXIMUS, Inc	8,039
426,994	*	Mentor Graphics Corp	6,345
469,317		Micro Focus International plc	3,548
581,212	*	Micros Systems, Inc	32,135
35,898,682	e	Microsoft Corp	1,157,732
49,119	*	MicroStrategy, Inc (Class A)	6,877
15,830	*	Millennial Media, Inc	372
344,052		Misys plc	1,972
86	e	Mixi Inc	224
194,094	e	ModusLink Global Solutions, Inc	1,048
61,156	*	MoneyGram International, Inc	1,101
645,347		Moneysupermarket.com Group plc	1,309
1,409,427	*	Monitise plc	868
160,717	*	Monotype Imaging Holdings, Inc	2,395
270,746	*	Monster Worldwide, Inc	2,640
195,809	*,e	Motricity, Inc	215
167,103	*,e	Move, Inc	1,623
107		MTI Ltd	152
48,248	*	Myriad Group AG.	211
3,850,000	*	Nan Hai Corp Ltd	14
33,837	*,e	NCI, Inc (Class A)	216
26,779		NCsoft	7,104
42,200		NEC Fielding Ltd	551
9,038		Nemetschek AG.	374
15,903	*	Neowiz Games Corp	493
57,626		Net Entertainment NE AB	555
166,000	e	NET One Systems Co Ltd	2,034
247,500		NetDragon Websoft, Inc	147
207,155	*	Netscout Systems, Inc	4,214
115,301	*,e	NetSuite, Inc	5,798
289,670	*	NeuStar, Inc (Class A)	10,790
470,000	*	Nexon Co Ltd	8,188
51,577		NHN Corp	11,838
261,797		NIC, Inc	3,176
66,584	*	Nice Systems Ltd	2,622
75,900		Nihon Unisys Ltd	534
31,800		NIIT Ltd	34
17,491		NIIT Technologies Ltd	94
212,464	e	Nintendo Co Ltd	32,270
46,100	e	Nippon System Development Co Ltd	427
330,302	e	Nomura Research Institute Ltd	8,253
60,300		NS Solutions Corp	1,170
2,004	e	NTT Data Corp	7,100
1,475,103	*	Nuance Communications, Inc	37,733
6,300	e	OBIC Business Consultants Ltd	304
9,290	e	Obic Co Ltd	1,889
94,546	*	Open Text Corp	5,781
101,080	*,e	OpenTable, Inc	4,091
360,132	*	Openwave Systems, Inc	817
209,010	e	Opera Software ASA	1,405
57,640		Opnet Technologies, Inc	1,672
20,889,228		Oracle Corp	609,130
82,091		Oracle Corp Japan	3,127

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

58,921		Otsuka Corp	$4,800
417,700		Pacific Online	190
587,016	*	Parametric Technology Corp	16,401
18,600		Patni Computer Systems Ltd	180
882,798		Paychex, Inc	27,358
206,942		PC Home Online	1,170
275,000		PCA Corp	3,273
85,883	e	Pegasystems, Inc	3,277
153,842	*,e	Perficient, Inc	1,848
201,102		Playtech Ltd	1,172
96,454		POSDATA Co Ltd	664
80,953	*,e	PRG-Schultz International, Inc	509
331,700	*	Progress Software Corp	7,835
90,153	*,e	PROS Holdings, Inc	1,686
		PSI AG. Gesellschaft Fuer Produkte und Systeme der
14,123		Informationstechnologie	318
32,231	*,e	QAD, Inc (Class A)	422
328,409	*	QLIK Technologies, Inc	10,509
35,831	*,e	Quepasa Corp	159
323,693	*	Quest Software, Inc	7,532
209,612	*,e	QuinStreet, Inc	2,199
520,904	*,e	Rackspace Hosting, Inc	30,103
84,078		RealNetworks, Inc	836
119,305	*,e	RealPage, Inc	2,287
1,705,568	*	Red Hat, Inc	102,146
601,800		Redecard S.A.	11,687
88,193		Redflex Holdings Ltd	187
5,378		Reply S.p.A.	126
39,274	*,e	Responsys, Inc	470
20,509	*	Retalix Ltd	377
131,891		Rolta India Ltd	243
57,686	*,e	Rosetta Stone, Inc	595
304,039	*	Rovi Corp	9,896
125,073	*,e	Saba Software, Inc	1,227
2,168,595		Sage Group plc	10,382
1,803,816	*,e	SAIC, Inc	23,810
574,484	*	Salesforce.com, Inc	88,763
2,104,900		Samart Corp PCL	628
2,119,740		SAP AG.	148,055
422,139		Sapient Corp	5,256
726,568	*	Satyam Computer Services Ltd	1,150
20,016		SBSi Co Ltd	191
56,891	*	Sciquest, Inc	867
118,461		SDL plc	1,403
112,360	*,e	Seachange International, Inc	874
290,856	*,e	ServiceSource International LLC	4,502
356,630		Shanghai Baosight Software Co Ltd	396
9,379	e	SimCorp AS	1,645
289		Simplex Technology, Inc	95
23,461		SK C&C Co Ltd	2,321
14,948	*	SK Communications Co Ltd	162
192,326	*,e	Smith Micro Software, Inc	448
176,410		SMS Management & Technology Ltd	1,049
88,702		Software AG.	3,322
108,540		Soft-World International Corp	245
5,000	*,e	Sohu.com, Inc	276

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

297,451	*	SolarWinds, Inc	$11,496
197,913		Solera Holdings, Inc	9,082
499,873		Sonda S.A.	1,489
151		So-net Entertainment Corp	554
5,679		Sopra Group S.A.	359
113,237	*,e	Sourcefire, Inc	5,450
84,000		Springsoft, Inc	131
33,259	*,e	SPS Commerce, Inc	894
202,016	e	Square Enix Co Ltd	4,260
54,056	*,e	SRS Labs, Inc	376
95,996	*	SS&C Technologies Holdings, Inc	2,240
43,097	e	Stamps.com, Inc	1,202
21,956	*	Stream Global Services, Inc	72
71,070		Sumisho Computer Systems Corp	1,129
197,350	*	SupportSoft, Inc	622
8,485		Sword Group	155
7,663,260	*	Symantec Corp	143,303
104,644	*	Synchronoss Technologies, Inc	3,340
613,954	*	Synopsys, Inc	18,824
66,048	e	Syntel, Inc	3,699
465	e	Systena Corp	345
356,000		Systex Corp	392
288,481	*,e	TA Indigo Holding Corp	1,526
570,330	*	Take-Two Interactive Software, Inc	8,775
181,400	*	Taleo Corp (Class A)	8,332
43,219	*	Tangoe, Inc	813
816,281		Tata Consultancy Services Ltd	18,736
52,065	*,e	TechTarget, Inc	361
135,800	e	Tecmo Koei Holdings Co Ltd	1,081
330,361	*	Telecity Group plc	3,896
180,588	*,e	TeleCommunication Systems, Inc (Class A)	502
135,570	*,e	TeleNav, Inc	952
165,513	*,e	TeleTech Holdings, Inc	2,665
125,915	*,e	Temenos Group AG.	2,332
1,706,700	e	Tencent Holdings Ltd	47,642
367,505	*	Teradata Corp	25,045
3,275		Tessi S.A.	355
263,602	*,e	THQ, Inc	148
755,223	*	TIBCO Software, Inc	23,034
174,915	e	Tietoenator Oyj	3,286
674,679	*	TiVo, Inc	8,089
22,900		TKC	500
104,530	*,e	TNS, Inc	2,271
1,356,298		Total System Services, Inc	31,290
145,100		Totvus S.A.	2,679
59,257	*	TradeDoubler AB	279
59,400		Trans Cosmos, Inc/Japan	914
1,279,999		Travelsky Technology Ltd	673
70,970	*,e	Travelzoo, Inc	1,632
104,451	*	Trend Micro, Inc	3,232
116,852	*,e	Tyler Technologies, Inc	4,488
153,338	*	Ubisoft Entertainment	1,132
101,460	*	Ultimate Software Group, Inc	7,435
291,139	*,e	Unisys Corp	5,741
36,234	e	Unit 4 Agresso NV	1,052
93,379	e	United Internet AG.	1,760

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

382,568		United Online, Inc	$1,871
308,750	*	Valueclick, Inc	6,095
223,090	*	Vantiv, Inc	4,379
157,605	*	Vasco Data Security International	1,701
750,200	*	VeriFone Systems, Inc	38,913
81,635	*	Verint Systems, Inc	2,644
283		VeriSign Japan KK	105
603,474		VeriSign, Inc	23,137
136,917	e	VirnetX Holding Corp	3,276
62,334	*	Virtusa Corp	1,077
2,289,594		Visa, Inc (Class A)	270,172
107,944	*,e	VistaPrint Ltd	4,172
1,035,498	*	VMware, Inc (Class A)	116,359
113,018	*	Vocus, Inc	1,497
339,629	*,e	Wave Systems Corp	632
157,006	*,e	WebMD Health Corp (Class A)	4,016
205,104	*	Websense, Inc	4,326
109,335	*	Website Pros, Inc	1,578
17,589	*	Webzen, Inc	213
10,306		WeMade Entertainment Co Ltd	821
2,602,814		Western Union Co	45,810
761,290		Wipro Ltd	6,575
133,557		Wirecard AG.	2,546
151,182	*	Wright Express Corp	9,786
367,427	*	Xchanging plc	557
12,165		XING AG.	892
8,990	e	Yahoo! Japan Corp	2,920
4,397,983	*	Yahoo!, Inc	66,937
194,084	*,e	Yandex NV	5,215
299,600		YTL E-Solutions BHD	82
19,700	*	Zillow, Inc	701
287,395	*,e	Zix Corp	836
477,262	*	Zynga, Inc	6,276

		TOTAL SOFTWARE & SERVICES	7,833,863

TECHNOLOGY HARDWARE & EQUIPMENT - 6.6%
161,074	*,e	3D Systems Corp	3,792
32,449	*	3S Korea Co Ltd	586
120,606	*,e	5N Plus, Inc	440
1,240,000		AAC Acoustic Technologies Holdings, Inc	3,377
23,847		Aastra Technologies Ltd	514
755,000		Ability Enterprise Co Ltd	759
1,887,292		Accton Technology Corp	1,149
3,311,174		Acer, Inc	4,406
13,934		Acme Electronics Corp	28
144,067	*,e	Acme Packet, Inc	3,965
232,000	*	A-DATA Technology Co Ltd	290
243,800		Adlink Technology, Inc	357
339,214		Adtran, Inc	10,580
52,403	*	ADVA AG. Optical Networking	375
717,775		Advantech Co Ltd	2,497
114,346	*	Agilysys, Inc	1,028
18,500		Aiphone Co Ltd	353
1,799,813	*,e	Alcatel S.A.	4,103
688,000		Alpha Networks, Inc	587
340,300	e	Alps Electric Co Ltd	3,028

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

449,229		Amphenol Corp (Class A)	$26,850
2,513,949		AmTRAN Technology Co Ltd	1,988
76,132	*	Anaren, Inc	1,397
143,213		Anixter International, Inc	10,387
254,000	e	Anritsu Corp	3,349
122,000		APCB, Inc	93
4,898,970	*	Apple, Inc	2,936,786
174,266		Arcadyan Technology Corp	255
29,841	*,e	Archos	323
74,000	*	Arima Communications Corp	61
40,800		Arisawa Manufacturing Co Ltd	164
563,535	*	Arris Group, Inc	6,368
558,110	*	Arrow Electronics, Inc	23,424
377,218	*,e	Aruba Networks, Inc	8,404
33,812		Ascom Holding AG.	325
103,323		Asia Vital Components Co Ltd	70
139,000		ASROCK, Inc	568
1,391,701		Asustek Computer, Inc	13,178
118,000		Aten International Co Ltd	232
14,022,853		AU Optronics Corp	6,455
45,629	*	Audiocodes Ltd	122
19,295		Austria Technologie & Systemtechnik AG.	236
292,000		AV Tech Corp	996
3,368,741		Avermedia Technologies	3,181
118,257	*,e	Avid Technology, Inc	1,301
616,953	*	Avnet, Inc	22,451
126,960		AVX Corp	1,683
76,317	*,e	AX Holding Corp	850
110,421	e	Axis Communications AB	2,985
49,966	*,e	Balda AG.	415
28,421		Barco NV	2,054
62,516	e	Bel Fuse, Inc (Class B)	1,105
324,572	*	Benchmark Electronics, Inc	5,352
1,565,000		Benq Corp	376
94,783		Black Box Corp	2,418
204,280	*,e	Bookham, Inc	805
453,645	*,e	Brightpoint, Inc	3,652
1,832,000	*	Broad Intelligence International Pharmaceutical Holdings Ltd	373
770,038	*	Brocade Communications Systems, Inc	4,428
402,478		Brother Industries Ltd	5,499
287,400	*,e	Bull S.A.	1,112
1,818,500	*,e	BYD Electronic International Co Ltd	550
1,889,400		CalComp Electronics Thailand PCL	171
137,236	*,e	Calix Networks, Inc	1,171
1,194,716	*	Cando Corp	397
26,400	*	Canon Electronics, Inc	679
2,154,725		Canon, Inc	103,073
3,525,000		Career Technology Co Ltd	5,681
1,035,943		Catcher Technology Co Ltd	7,343
266,000		Catic Shenzhen Holdings Ltd	107
281,085	*	Celestica, Inc	2,702
37,029	*	Ceragon Networks Ltd	348
126,670		Chang Wah Electromaterials, Inc	379
159,378	*	Checkpoint Systems, Inc	1,798
454,431		Cheng Uei Precision Industry Co Ltd	1,090
54,000		Chenming Mold Industry Corp	43

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

984,054		Chicony Electronics Co Ltd	$1,936
984,779		Chimei Materials Technology Corp	1,192
3,714,000		China Aerospace International Holdings Ltd	316
1,434,000	e	China All Access Holdings Ltd	294
1,105,000	e	China High Precision Automation Group Ltd	382
2,325,000	*	China ITS Holdings Co Ltd	354
3,472,000		China Wireless Technologies Ltd	577
628,000		Chin-Poon Industrial Co	575
567,840		Chroma ATE, Inc	1,454
2,513,000	*	Chunghwa Picture Tubes Ltd	161
260,382	*,e	Ciena Corp	4,216
28,110,574		Cisco Systems, Inc	594,539
294,384		Citizen Watch Co Ltd	1,877
563,212		Clevo Co	929
2,783,000	*	CMC Magnetics Corp	501
127,800	*,e	CMK Corp	718
218,400		Cognex Corp	9,251
123,165	*	Coherent, Inc	7,184
1,280,299	e	Comba Telecom Systems Holdings Ltd	710
28,162	e	Communications Systems, Inc	370
469,000		Compal Communications, Inc	820
9,336,648		Compal Electronics, Inc	10,499
778,000	*	Compeq Manufacturing Co	348
111,388	e	Comtech Telecommunications Corp	3,629
1,974,000		Coretronic Corp	1,825
5,716,214		Corning, Inc	80,484
201,000		Coxon Precise Industrial Co Ltd	312
229,459	*	Cray, Inc	1,680
16,824	*	CrucialTec Co Ltd	178
144,173		CTS Corp	1,517
75,000		CyberPower Systems, Inc	143
315,000		CyberTAN Technology, Inc	315
132,620		Daeduck Electronics Co	1,314
56,450		Daeduck GDS Co Ltd	604
7,800	e	Dai-ichi Seiko Co Ltd	214
771,000		Daiwabo Co Ltd	1,726
143,577	e	Daktronics, Inc	1,276
902,000		Darfon Electronics Corp	684
324,193	e	DataTec Ltd	1,865
487,416		Daxon Technology, Inc	317
324,000		DBA Telecommunication Asia Holdings Ltd	167
122,258		DDi Corp	1,492
5,897,268	*	Dell, Inc	97,895
925,700		Delta Electronics Thai PCL	781
2,580,964		Delta Electronics, Inc	7,597
82,000		Denki Kogyo Co Ltd	418
103,143	e	Diebold, Inc	3,973
103,957	*	Digi International, Inc	1,142
2,358,000		Digital China Holdings Ltd	4,691
9,063	*	Digital Multimedia Technologies S.p.A.	230
7,173	*	Digitech Systems Co Ltd	66
263,368		Diploma plc	1,896
744,000		D-Link Corp	556
231,125	*	Dolby Laboratories, Inc (Class A)	8,797
240,702	*	Dot Hill Systems Corp	363
68,073	*,e	DTS, Inc	2,057

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

683,753		Dynamic Electronics Co Ltd	$295
320,900		Eastern Communications Co Ltd	132
135,146	*,e	Echelon Corp	599
100,210	*	EchoStar Corp (Class A)	2,820
16,971		Eizo Nanao Corp	364
72,970	e	Electro Rent Corp	1,343
123,682	e	Electro Scientific Industries, Inc	1,856
840,109	e	Electrocomponents plc	3,337
221,694	*	Electronics for Imaging, Inc	3,685
739,938		Elite Material Co Ltd	688
1,821,000	*	Elitegroup Computer Systems Co Ltd	484
288,300	*,e	Eltek ASA	210
70,648	*,e	eMagin Corp	230
9,190,560	*	EMC Corp	274,614
101,192	*,e	EMCORE Corp	483
339,784	*	Emulex Corp	3,527
12,700	e	Enplas Corp	326
168,900		Entire Technology Co Ltd	282
3,115,601		Ericsson (LM) (B Shares)	32,238
32,407		Esprinet S.p.A.	168
364,970		Everlight Electronics Co Ltd	769
25,964		EVS Broadcast Equipment S.A.	1,347
31,663	*	Exfo Electro Optical Engineering, Inc	222
638,458	*,e	Extreme Networks, Inc	2,445
367,824	*	F5 Networks, Inc	49,641
79,743	*,e	Fabrinet	1,412
65,198	*	FARO Technologies, Inc	3,803
111,000	*	FDK Corp	119
183,383	*,e	FEI Co	9,006
373,488	*,e	Finisar Corp	7,526
127,000	*	Firich Enterprises Co Ltd	179
320,183		FLEXium Interconnect, Inc	1,301
254,841		Flir Systems, Inc	6,450
222,183		Flytech Technology Co Ltd	547
3,565,462	*,e	Foxconn International Holdings Ltd	2,539
906,646		Foxconn Technology Co Ltd	3,769
1,232,782	e	Fuji Folms Holdings Corp	29,181
2,584,146	e	Fujitsu Ltd	13,718
222,438		Fulltech Fiber Glass Corp	198
28,700		Furuno Electric Co Ltd	143
175,233	*,e	Fusion-io, Inc	4,978
247,153		G Tech Optoelectronics Corp	871
123,486	e	Gemalto NV	8,154
384,913		Gemtek Technology Corp	346
92,368		GeoVision, Inc	438
693,000		Getac Technology Corp	656
20,000	*	Giantplus Technology Co Ltd	6
1,895,000		Gigabyte Technology Co Ltd	1,596
228,986		Gigastorage Corp	192
40,103	*	Gilat Satellite Networks Ltd	161
694,748		Global Brands Manufacture Ltd	381
90,649	*	Globecomm Systems, Inc	1,313
492,000		Gold Circuit Electronics Ltd	136
924,000		Great Wall Technology Co Ltd	215
114,029	*,e	GSI Group, Inc	1,375
27,198		Hakuto Co Ltd	271

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

517,868		Halma plc	$3,154
20,834	e	Hamamatsu Photonics KK	793
847,838		Hannstar Board Corp	463
3,468,000	*	HannStar Display Corp	330
443,239	*	Harmonic, Inc	2,424
319,061	e	Harris Corp	14,383
313,690	*	Harris Stratex Networks, Inc (Class A)	885
11,584,748		Hewlett-Packard Co	276,065
74,835		Hexagon AB (B Shares)	1,453
1,370,889		High Tech Computer Corp	27,993
2,367,878	*	Himachal Futuristic Communications	544
9,100		Hioki EE Corp	175
529,000		Hi-P International Ltd	416
25,266	e	Hirose Electric Co Ltd	2,669
26,030		Hitachi High-Technologies Corp	625
862,000		Hitachi Kokusai Electric, Inc	7,952
19,933,737	e	Hitachi Ltd	128,970
616,000		Holystone Enterprise Co Ltd	612
17,776,650		Hon Hai Precision Industry Co, Ltd	69,207
58,195		Horiba Ltd	2,009
80,900	e	Hosiden Corp	594
171,660	*	Hoya Corp	3,876
95,654		Humax Co Ltd	869
205,333	*	Ibiden Co Ltd	5,310
155,000	*	Ichia Technologies, Inc	90
236,000		I-Chiun Precision Industry Co Ltd	178
10,700	e	Icom, Inc	260
428,000		ICP Electronics, Inc	616
134,100	*	IdeiasNet S.A.	209
27,360		Iljin Materials Co Ltd	388
161,035	*,e	Imation Corp	997
125,596	*,e	Immersion Corp	686
3,370		Inficon Holding AG.	745
407,201	*,e	Infinera Corp	3,306
404,000		Infortrend Technology, Inc	355
53,808		Ingenico	2,605
252,848	*	Ingram Micro, Inc (Class A)	4,693
6,428,243	*	InnoLux Display Corp	3,007
275,253	*	Insight Enterprises, Inc	6,036
9,560,000		Inspur International Ltd	306
179,351	e	InterDigital, Inc	6,252
7,059		Interflex Co Ltd	356
225,590	*	Intermec, Inc	1,744
97,526	*,e	Intevac, Inc	829
15,834		INTOPS Co Ltd	249
37,800	*,e	InvenSense, Inc	684
2,393,356		Inventec Co Ltd	1,055
82,027	*	IPG Photonics Corp	4,270
841,325		ITEQ Corp	984
111,550	*	Itron, Inc	5,065
35,730		Ituran Location and Control Ltd	482
145,078	*,e	Ixia	1,812
39,159		J Touch Corp	57
2,090,643	e	Jabil Circuit, Inc	52,517
213,000		Japan Aviation Electronics Industry Ltd	1,856
18,900		Japan Cash Machine Co Ltd	183

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

45,000		Japan Digital Laboratory Co Ltd	$484
55,535	e	Japan Radio Co Ltd	134
1,488,500		JCY International BHD	564
3,956,474	*,e	JDS Uniphase Corp	57,329
91,595	*	Jenoptik AG.	684
59,701		Jentech Precision Industrial Co Ltd	198
153,528	*	Jess-Link Products Co Ltd	160
1,266,000	e	Ju Teng International Holdings Ltd	327
3,586,693	*,e	Juniper Networks, Inc	82,064
27,600		Kaga Electronics Co Ltd	290
5,839	e	Kapsch TrafficCom AG.	495
199,739	*,e	Kemet Corp	1,870
27,466		Keyence Corp	6,503
5,950		KH Vatec Co Ltd	42
1,134,200	e	Kingboard Chemical Holdings Ltd	3,967
625,000	e	Kingboard Laminates Holdings Ltd	296
2,318,000		Kinpo Electronics	567
42,000		Koa Corp	450
1,162,850	e	Konica Minolta Holdings, Inc	10,261
101,073		Kudelski S.A.	723
65,119	*,e	KVH Industries, Inc	684
505,000		KYE Systems Corp	205
220,944		Kyocera Corp	20,437
401,022		Laird Group plc	1,380
132,462		Largan Precision Co Ltd	2,623
68,901	*	LeCroy Corp	716
1,243		LEM Holding S.A.	681
13,110,300		Lenovo Group Ltd	11,827
849,414	e	Lexmark International, Inc (Class A)	28,235
10,401		LG Innotek Co Ltd	908
559,452		LG.Philips LCD Co Ltd	13,120
434,000	*,e	LionGold Corp Ltd	370
1,749,058		LITE-ON IT Corp	1,856
655,000		Lite-On Semiconductor Corp	381
5,791,510		Lite-On Technology Corp	7,018
88,391		Littelfuse, Inc	5,542
231,377	*,e	Logitech International S.A.	1,802
42,281	*	Loral Space & Communications, Inc	3,366
69,000		Lotes Co Ltd	191
173,250		Lumax International Corp Ltd	378
19,000		Macnica, Inc	462
145,000		Marubun Corp	737
7,300	e	Maruwa Co Ltd	326
109,502	*,e	Maxwell Technologies, Inc	2,007
60,644	*,e	Measurement Specialties, Inc	2,044
32,800		Meiko Electronics Co	484
12,100		Melco Holdings, Inc	306
120,454	*,e	Mercury Computer Systems, Inc	1,596
35,601	*,e	Meru Networks, Inc	144
148,319		Methode Electronics, Inc	1,376
78,824	*	Micronic Laser Systems AB	145
1,854,000		Micro-Star International Co Ltd	911
52,775	*,e	Microvision, Inc	144
514,000		MIN AIK Technology Co Ltd	1,255
2,096,000		Mitac International	836
1,000		Mitsui Knowledge Industry Co Ltd	171

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

229,300		Mitsumi Electric Co Ltd	$2,001
1,042,483	e	Molex, Inc	29,315
699,923	*	Motorola Mobility Holdings, Inc	27,465
1,003,994		Motorola, Inc	51,033
61,766		MTS Systems Corp	3,279
49,996	*,e	Multi-Fineline Electronix, Inc	1,372
437,281	e	Murata Manufacturing Co Ltd	26,090
234,850		Nan Ya Printed Circuit Board Corp	516
458,000	*	Nanjing Panda Electronics	101
145,475		National Instruments Corp	4,149
251,661	*	NCR Corp	5,464
414,382	*	NEC Corp	872
18,200		NEC Mobiling Ltd	630
20,198	*,e	NeoPhotonics Corp Ltd	96
67,884	e	Neopost S.A.	4,369
460,480	*	Net Insight AB	139
2,100,684	*	NetApp, Inc	94,048
169,590	*	Netgear, Inc	6,478
76,000		Newmax Technology Co Ltd	149
252,579	*	Newport Corp	4,476
68,026	e	Nichicon Corp	828
24,200		Nidec Copal Electronics Corp	142
52,000		Nidec Sankyo Corp	314
53,800		Nihon Dempa Kogyo Co Ltd	816
19,800		Nippon Ceramic Co Ltd	338
254,000	e	Nippon Chemi-Con Corp	1,023
806,604	e	Nippon Electric Glass Co Ltd	7,098
31,000		Nohmi Bosai Ltd	213
2,857,879	e	Nokia Oyj	15,635
27,459		Nolato AB (B Shares)	292
1,985		Nortel Networks Netas Telekomunikasyon AS	162
124,713	*	Novatel Wireless, Inc	418
40,611	*,e	Numerex Corp	397
233,584	*,e	OCZ Technology Group, Inc	1,630
997,000	*	Oki Electric Industry Co Ltd	1,524
490,153		Omron Corp	10,615
1,240,000	*	O-Net Communications Group	366
90,900	*	Oplink Communications, Inc	1,554
220,457	*,e	OpNext, Inc	342
77,000	e	Osaki Electric Co Ltd	769
119,899	*	OSI Systems, Inc	7,350
806,990		Pan-International Industrial	782
80,106	e	Park Electrochemical Corp	2,422
17,447	*	Parrot S.A.	482
31,546		Partron Co Ltd	368
188,000	*	PAX Global Technology Ltd	32
50,347	e	PC Connection, Inc	414
839	e	PC-Tel, Inc	6
4,210,217		Pegatron Technology Corp	6,590
1,050		Phoenix Mecano AG.	622
214,822		Plantronics, Inc	8,649
217,511	*	Plexus Corp	7,611
535,648	*	Polycom, Inc	10,215
21,100		Positivo Informatica S.A.	82
262,828	*,e	Power-One, Inc	1,196
114,409	*,e	Powerwave Technologies, Inc	235

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

510,657		Premier Farnell plc	$1,758
61,845		Primax Electronics Ltd	43
994,000		Prime View International Co Ltd	1,305
54,996	*	Procera Networks, Inc	1,230
486,050	*	QLogic Corp	8,632
9,445,547		Qualcomm, Inc	642,486
3,248,532		Quanta Computer, Inc	8,534
427,000		Quanta Storage, Inc	328
1,089,628	*,e	Quantum Corp	2,855
119,126	*,e	Rackable Systems, Inc	1,153
81,339	*	Radisys Corp	602
155,281	*,e	RealD, Inc	2,096
37,087		Redington India Ltd	64
90,423		Renishaw plc	1,925
79,940	e	Richardson Electronics Ltd	958
558,228	e	Ricoh Co Ltd	5,486
54,348		Rimage Corp	544
37,700		Riso Kagaku Corp	624
3,588,000	*	Ritek	625
433,309	*	Riverbed Technology, Inc	12,167
116,005	*,e	Rofin-Sinar Technologies, Inc	3,059
61,729	*,e	Rogers Corp	2,392
11,200		Roland DG Corp	135
40,400	e	Ryosan Co Ltd	814
32,700	e	Ryoyo Electro Corp	374
42,150		Sam Young Electronics Co Ltd	361
78,052		Samsung Electro-Mechanics Co Ltd	6,906
42,696		Samsung SDI Co Ltd	5,172
1,830,750	*	SanDisk Corp	90,787
158,413	*	Sandvine Corp	249
370,026	*	Sanmina-SCI Corp	4,237
33,200		Sanshin Electronics Co Ltd	280
107,336	*	Scansource, Inc	4,006
162,811	*,e	SCM Microsystems, Inc	340
436,570	e	Seagate Technology, Inc	11,766
41,660	e	Seiko Epson Corp	590
155,000		Senao International Co Ltd	726
132,000		Sercomm Corp	202
12,421		SFA Engineering Corp	587
308,800	*	Shanghai Potevio Co Ltd	160
20,700	*,m	Shenzhen SEG Co Ltd	8
133,100	*	Shijiazhuang Baoshi Electronic Glass Co Ltd	99
143,289		Shimadzu Corp	1,304
23,200		Shinko Shoji Co Ltd	203
273,066	*,e	ShoreTel, Inc	1,551
535,000	*	Shuttle, Inc	189
37,711	*	Sierra Wireless, Inc	279
18,600		Siix Corp	287
1,576,000	e	SIM Technology Group Ltd	114
362,739		Simplo Technology Co Ltd	2,749
678,000		Sinbon Electronics Co Ltd	545
15,658		Sindoh Co Ltd	732
1,242,000	*	Sintek Photronic Corp	612
389,000		Sirtec International Co Ltd	622
86,000	e	SMK Corp	301
7,363		SNU Precision Co Ltd	64

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

823,140	*	Sonus Networks, Inc	$2,387
275,241		Spectris plc	7,941
1,071,287		Spirent Communications plc	2,750
53,100		Star Micronics Co Ltd	530
145,608	*,e	STEC, Inc	1,375
330,286		Sterlite Technologies Ltd	255
83,080	*,e	Stratasys, Inc	3,034
238,000		Sunrex Technology Corp	161
105,979	*	Super Micro Computer, Inc	1,850
14,356		Suprema, Inc	174
633,000		Supreme Electronics Co Ltd	406
656,686	*	SVA Electron Co Ltd	262
79,939	e	Sycamore Networks, Inc	1,418
199,844	*	Symmetricom, Inc	1,153
140,889	*,e	Synaptics, Inc	5,144
246,000		Syncmold Enterprise Corp	345
138,151	*,e	SYNNEX Corp	5,269
1,914,198		Synnex Technology International Corp	4,766
165,972		Taiflex Scientific Co Ltd	205
263,160		Taiwan PCB Techvest Co Ltd	336
132,803	e	Taiyo Yuden Co Ltd	1,433
82,000	e	Tamura Corp	229
1,031,000		TCL Communication Technology Holdings Ltd	462
200,316	e	TDK Corp	11,480
113,039	*	Tech Data Corp	6,133
164,558	e	Technitrol, Inc	413
978,975		Tellabs, Inc	3,965
111,280		Test Research, Inc	155
402,000		Thinking Electronic Industrial Co Ltd	414
8,745		Thrane & Thrane AS	598
66,737		TKH Group NV	1,814
107,000	*,e	Toko, Inc	356
135,105	e	Tokyo Denpa Co Ltd	705
151,625		Tong Hsing Electronic Industries Ltd	536
81,100	e	Topcon Corp	544
66,618		Topoint Technology Co Ltd	47
11,910,371	e	Toshiba Corp	52,897
179,000		Toshiba TEC Corp	712
35,900	e	Toyo Corp/Chuo-ku	391
119,450	*	TPK Holding Co Ltd	1,945
2,558,000	e	Tpv Technology Ltd	610
478,097	*	Trimble Navigation Ltd	26,018
1,209,832		Tripod Technology Corp	4,077
2,674,000		Truly International Holdings	479
346,668		TT electronics plc	902
244,249	*	TTM Technologies, Inc	2,806
512,039		TXC Corp	812
23,700	*,e	Ubiquiti Networks, Inc	750
13,164	*	U-Blox AG.	650
211,200		Uchi Technologies BHD	84
15,742		Uju Electronics Co Ltd	357
160,000	*	Uniden Corp	646
1,635,756		Unimicron Technology Corp	2,040
253,937		Unitech Printed Circuit Board Corp	121
153,491	*,e	Universal Display Corp	5,607
25		V Technology Co Ltd	89

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

405,795		Venture Corp Ltd	$2,758
36,183	*,e	Veraz Networks, Inc	31
146,101	*	Viasat, Inc	7,044
11,882	*,e	Viasystems Group, Inc	226
1,863,876	*	Vishay Intertechnology, Inc	22,665
50,209	*,e	Vishay Precision Group, Inc	745
1,576,000	*	VST Holdings Ltd	379
286,900	e	Vtech Holdings Ltd	3,682
478	e	Wacom Co Ltd	1,004
44,042		Wah Hong Industrial Corp	84
1,643,767		Wah Lee Industrial Corp	2,363
476,769		Walsin Technology Corp	146
1,016,000		Wasion Group Holdings Ltd	473
637,350		Weikeng Industrial Co Ltd	557
209,863	*	Westell Technologies, Inc	489
1,597,027	*	Western Digital Corp	66,101
232,500		Wi-Lan, Inc	1,205
42,020		Wincor Nixdorf AG.	2,069
1,882,962		Wintek Corp	1,465
4,866,496		Wistron Corp	7,371
183,347		Wistron NeWeb Corp	406
1,585,283		WPG Holdings Co Ltd	2,170
948,642		WT Microelectronics Co Ltd	1,417
308,000	*	WUS Printed Circuit Co Ltd	137
4,700,072		Xerox Corp	37,976
111,933	*	X-Rite, Inc	508
218,217		Xyratex Ltd	3,472
15,750	*,b,m	Ya Hsin Industrial Co Ltd	0	^
19,001,000		Yageo Corp	5,731
81,293		Yamatake Corp	1,806
176,203	e	Yaskawa Electric Corp	1,669
468,085	e	Yokogawa Electric Corp	4,775
141,000		Young Fast Optoelectronics Co Ltd	349
87,780	*	Zebra Technologies Corp (Class A)	3,615
229,000		Zinwell Corp	278
839,147	e	ZTE Corp	2,262
115,765	*	Zygo Corp	2,266
411,000		Zyxel Communications	264

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	7,109,811

TELECOMMUNICATION SERVICES - 2.8%
12,152	*	012 Smile.Communications Ltd	115
250,400	*,e	8x8, Inc	1,052
90,377		AboveNet, Inc	7,483
2,198,700		Advanced Info Service PCL	13,104
160,071	e,f	AFK Sistema (GDR) (purchased 03/30/07, cost $2,772)	3,154
179,790	e	Alaska Communications Systems Group, Inc	554
80,865		Allied Technologies Ltd	566
67,498,260	e	America Movil S.A. de C.V. (Series L)	84,044
24,337,079		AT&T, Inc	760,047
41,029		Atlantic Tele-Network, Inc	1,492
529,603	*,e	Avanti Communications Group plc	2,202
1,308,000	*,e	Axtel SAB de CV	439
514,363	e	BCE, Inc	20,596
313,559		Belgacom S.A.	10,085
109,345	e	Bell Aliant Regional Communications Income Fund	2,993

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,993,365		Bezeq Israeli Telecommunication Corp Ltd	$3,295
1,415,941		Bharti Airtel Ltd	9,400
14,524	*,e	Boingo Wireless, Inc	176
744,262		Brasil Telecom S.A. (Preference)	3,983
18,650,445		BT Group plc	67,560
6,585,155		Cable & Wireless plc	3,405
3,595,286		Cable & Wireless Worldwide	1,955
125,471	*,e	Cbeyond Communications, Inc	1,004
41,452		Cellcom Israel Ltd	532
2,896,910		CenturyTel, Inc	111,966
4,818,921	e	China Communications Services Corp Ltd	2,329
9,986,390		China Mobile Hong Kong Ltd	109,966
21,489,889		China Telecom Corp Ltd	11,858
10,851,601	e	China Unicom Ltd	18,261
509,933	*	Chorus Ltd	1,545
5,423,337		Chunghwa Telecom Co Ltd	16,724
818,925	*,e	Cincinnati Bell, Inc	3,292
1,320,000	e	Citic 1616 Holdings Ltd	265
3,282,000	*	Citic 21CN Co Ltd	203
697,000		City Telecom (HK) Ltd	447
441,169	*,e	Clearwire Corp (Class A)	1,006
178,622	*,e	Cogent Communications Group, Inc	3,408
495,746	*	Colt Telecom Group S.A.	831
219,926	e	Consolidated Communications Holdings, Inc	4,317
1,748,382	*	Crown Castle International Corp	93,259
4,257,020		Deutsche Telekom AG.	51,289
8,876,400		Digi.Com BHD	11,767
95,949		Drillisch AG.	1,151
6,161	e	eAccess Ltd	1,380
39,273		Egyptian Co for Mobile Services	1,170
243,138	e	Elisa Oyj (Series A)	5,831
206,875		Empresa Nacional de Telecomunicaciones S.A.	4,181
84,411	*,e	Fairpoint Communications, Inc	317
4,143,019		Far EasTone Telecommunications Co Ltd	8,515
2,865,736		France Telecom S.A.	42,501
310,105	e	Freenet AG.	5,015
8,496,194	e	Frontier Communications Corp	35,429
195,390	*,e	General Communication, Inc (Class A)	1,704
380,921	*,e	Globalstar, Inc	267
45,700		Globe Telecom, Inc	1,207
21,308		Hellenic Telecommunications Organization S.A.	91
39,925	e	HickoryTech Corp	413
428,243	*,e	HKT Trust and HKT Ltd	333
4,884,651	e	Hutchison Telecommunications Hong Kong Holdings Ltd	2,071
232,981	*	Idea Cellular Ltd	452
176,380	e	IDT Corp (Class B)	1,647
172,388		iiNET Ltd	542
2,810	e	Iliad S.A.	387
119,433	*,e	inContact, Inc	666
616,438		Inmarsat plc	4,544
8,299	*	Internet Gold-Golden Lines Ltd	57
178,497	*,e	Iridium Communications, Inc	1,564
7,278,500		Jasmine International PCL	660
279,401	*	Jazztel plc	1,814
1,125,721		Kcom Group plc	1,324
4,008	e	KDDI Corp	26,078

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

161,000		Keppel Telecommunications & Transportation Ltd	$159
134,032		KT Corp	3,719
305,737	*,e	Leap Wireless International, Inc	2,669
1,650,763	*	Level 3 Communications, Inc	42,474
298,396		LG Telecom Ltd	1,796
62,377	e	Lumos Networks Corp	671
118,984		M2 Telecommunications Group Ltd	446
489,804		Magyar Telekom	1,283
253,702	*	Mahanagar Telephone Nigam	136
59,600		Manitoba Telecom Services, Inc	2,088
241,078		Maroc Telecom	3,914
3,563,900		Maxis BHD	7,090
1,416,914	*	MetroPCS Communications, Inc	12,781
54,418	e	Millicom International Cellular S.A.	6,171
924,859		Mobile TeleSystems (ADR)	16,962
508,809		MobileOne Ltd	1,029
2,876		Mobistar S.A.	143
3,157,255	e	MTN Group Ltd	55,673
640,645	*	Netia S.A.	1,319
190,200	*	Neutral Tandem, Inc	2,318
819,322	*,e	NII Holdings, Inc (Class B)	15,002
1,235,589		Nippon Telegraph & Telephone Corp	56,002
76,100		NTELOS Holdings Corp	1,575
9,845	e	NTT DoCoMo, Inc	16,373
4,005,036	*	Orascom Telecom Holding SAE	2,725
3,651,841	*	Orascom Telecom Media And Technology Holding SAE	877
80,248	*	Orbcomm, Inc	309
154,947		Partner Communications	1,192
9,362,161		PCCW Ltd	3,355
91,812		Philippine Long Distance Telephone Co	5,775
98,828	e	Portugal Telecom SGPS S.A.	537
246,542	*,e	Premiere Global Services, Inc	2,229
31,249,500	*	PT Bakrie Telecom Tbk	872
2,033,500		PT Excelcomindo Pratama	1,123
1,569,176		PT Indosat Tbk	869
13,878,521		PT Telekomunikasi Indonesia Tbk (Series B)	10,639
109,837	*	QSC AG.	317
815,236		Reliance Communication Ventures Ltd	1,344
517,622	e	Rogers Communications, Inc (Class B)	20,550
349,645	e	Rostelecom (ADR)	10,333
787,957		Royal KPN NV	8,670
891,592	*	SBA Communications Corp (Class A)	45,302
104,225		Shenandoah Telecom Co	1,162
6,113,773		Singapore Telecommunications Ltd	15,348
288,459	*	SK Broadband Co Ltd	888
75,851		SK Telecom Co Ltd	9,376
1,155,531	e	SmarTone Telecommunications Holding Ltd	2,375
949,093		Softbank Corp	28,256
267,811	e	Sonaecom - SGPS S.A.	434
8,328,734	*,e	Sprint Nextel Corp	23,737
1,449,321	e	StarHub Ltd	3,573
47,721	e	SureWest Communications	1,076
7,233	e	Swisscom AG.	2,925
2,511,443		Taiwan Mobile Co Ltd	7,657
873,727	e	TalkTalk Telecom Group plc	1,907
924,890	*	Tata Teleservices Maharashtra Ltd	266

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,093,614	e	TDC AS	$15,251
150,513		Tele Norte Leste Participacoes S.A.	2,144
646,994		Tele Norte Leste Participacoes S.A. (Preference)	7,386
509,873		Tele2 AB (B Shares)	10,413
4,153,999		Telecom Corp of New Zealand Ltd	8,260
552,313		Telecom Egypt	1,295
6,790,153		Telecom Italia RSP	6,667
10,223,929		Telecom Italia S.p.A.	12,169
56,073		Telecom Plus plc	621
580,517		Telefonica Brasil S.A.	17,965
227,407	e	Telefonica O2 Czech Republic AS	4,772
2,279,031		Telefonica S.A.	37,391
35,186		Telekom Austria AG.	410
2,291,800		Telekom Malaysia BHD	3,989
1,464,827		Telekomunikacja Polska S.A.	8,059
89,696		Telemar Norte Leste S.A.	2,354
80,636		Telenet Group Holding NV	3,335
926,910		Telenor ASA	17,207
1,042,534	e	Telephone & Data Systems, Inc	24,135
1,426,429		TeliaSonera AB	9,952
369,903		Telkom S.A. Ltd	1,159
13,057,336		Telstra Corp Ltd	44,474
83,906		TELUS Corp	4,869
221,527	e	TELUS Corp, non-voting shares	12,604
398,400	*	Thaicom PCL	201
1,518,063		Tim Participacoes S.A.	9,688
3,773,600	*	Time dotCom BHD	832
4,211,600		TM International BHD	7,156
1,707,500		Tower Bersama Infrastructure	552
155,812	*,e	Towerstream Corp	740
377,993	e	TPG Telecom Ltd	699
486,822	*	True Corp PCL	58
17,567		Tulip Telecom Ltd	32
878,659		Turk Telekomunikasyon AS	3,827
1,045,539		Turkcell Iletisim Hizmet AS	5,332
415,603	*	tw telecom inc (Class A)	9,210
123,989	*	US Cellular Corp	5,075
165,617		USA Mobility, Inc	2,307
12,024,064		Verizon Communications, Inc	459,680
1,350,146		Vivendi Universal S.A.	24,794
703,696		Vodacom Group Pty Ltd	9,930
59,214,905		Vodafone Group plc	163,335
687,738		Vodafone Group plc (ADR)	19,030
971,721	*	Vonage Holdings Corp	2,147
909,281	e	Windstream Corp	10,648
444,544	*	Ziggo NV	13,868

		TOTAL TELECOMMUNICATION SERVICES	3,067,093

TRANSPORTATION - 1.9%
367,143		Abertis Infraestructuras S.A.	6,254
272,473	*	AER Lingus	341
25,754	e	Aeroports de Paris	2,115
53,088	*,e	Air Berlin plc	168
7,630,600	e	Air China Ltd	5,285
178,969	*,e	Air France-KLM	1,017
395,479		Air New Zealand Ltd	275

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

215,156	*,e	Air Transport Services Group, Inc	$1,246
2,024,700		AirAsia BHD	2,281
367,846	*	Alaska Air Group, Inc	13,176
198,760		Alexander & Baldwin, Inc	9,630
571,052		All America Latina Logistica S.A.	2,831
2,067,324	e	All Nippon Airways Co Ltd	6,247
58,028	e	Allegiant Travel Co	3,163
52,978		Amerco, Inc	5,590
624,000	e	Anhui Expressway Co	344
1,161,719		Ansaldo STS S.p.A.	11,531
1,110		AP Moller - Maersk AS (Class A)	8,193
2,529		AP Moller - Maersk AS (Class B)	19,591
123,933		Arkansas Best Corp	2,331
744,353		Asciano Group	3,787
165,040	*	Asiana Airlines	1,026
101,387	*	Atlas Air Worldwide Holdings, Inc	4,989
870,091		Auckland International Airport Ltd	1,753
1,392,198		Australian Infrastructure Fund	3,289
97,690	e	Autostrada Torino-Milano S.p.A.	672
387,892		Autostrade S.p.A.	6,441
406,480	*,e	Avis Budget Group, Inc	5,752
61,165	e	Baltic Trading Ltd	254
989,200		Bangkok Expressway PCL	693
331,000	*	Bangkok Metro PCL	7
764,664		BBA Aviation plc	2,620
2,937,600		Beijing Capital International Airport Co Ltd	1,701
241,515	e	Brisa-Auto Estradas de Portugal S.A.	859
888,546		Canadian National Railway Co	70,615
455,683	e	Canadian Pacific Railway Ltd	34,588
1,621,773	e	Cathay Pacific Airways Ltd	3,005
240,240		Cebu Air, Inc	376
157,959		Celadon Group, Inc	2,456
14,613		Celebi Hava Servisi	155
2,955	e	Central Japan Railway Co	24,403
640,200		CH Robinson Worldwide, Inc	41,927
3,167,337		China Airlines	1,278
1,728,321	e	China Merchants Holdings International Co Ltd	5,788
25,491,800	*,e	China Shipping Container Lines Co Ltd	8,815
2,991,300	e	China Shipping Development Co Ltd	2,078
2,896,000	*,e	China Southern Airlines Co Ltd	1,383
254,000		Chinese Maritime Transport Ltd	379
2,200,348		Cia de Concessoes Rodoviarias	17,815
13,380		Clarkson plc	281
2,353,631		ComfortDelgro Corp Ltd	2,921
16,776		Compagnie Maritime Belge S.A.	399
8,170,245		Compania SudAmericana de Vapores S.A.	1,070
93,382		Con-Way, Inc	3,045
204,635		Copa Holdings S.A. (Class A)	16,207
4,612,475	e	COSCO Holdings	2,925
3,302,000		COSCO Pacific Ltd	4,998
212,233	e	Costamare, Inc	2,922
18,270	*,e	Covenant Transportation Group, Inc	58
6,916,628		CSX Corp	148,846
447,000		CWT Ltd	459
30,517	e	D/S Norden	911
173,000	*,e	Daiichi Chuo Kisen Kaisha	251

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

892,050		Dazhong Transportation Group Co Ltd	$429
2,969,483	*	Delta Air Lines, Inc	29,428
319,528		Deutsche Lufthansa AG.	4,468
1,060,098		Deutsche Post AG.	20,406
6,299		Dfds AS	366
113,202	*,e	Dollar Thrifty Automotive Group, Inc	9,159
140,597		DSV AS	3,201
248,841	*,e	Eagle Bulk Shipping, Inc	483
641,925		East Japan Railway Co	40,524
296,305	e	easyJet plc	2,305
286,100		EcoRodovias Infraestrutura e Logistica S.A.	2,500
2,091,572		Eva Airways Corp	1,288
4,795,407		Evergreen Marine Corp Tawain Ltd	3,302
369,131	*,e	Excel Maritime Carriers Ltd	738
380,612	e	Expeditors International Washington, Inc	17,702
1,777,383		FedEx Corp	163,448
77,000		First Steamship Co Ltd	115
807,971		Firstgroup plc	3,065
12,314	e	Flughafen Wien AG.	480
9,603		Flughafen Zuerich AG.	3,717
139,774		Forward Air Corp	5,125
27,401		Fraport AG. Frankfurt Airport Services Worldwide	1,716
315,528		Freightways Ltd	1,021
307,000	e	Fukuyama Transporting Co Ltd	1,674
6,917		Gateway Distriparks Ltd	21
642,491	*,e	Gemina S.p.A.	551
109,713	*,e	Genco Shipping & Trading Ltd	698
158,698	*	Genesee & Wyoming, Inc (Class A)	8,662
25,599	f	Globaltrans Investment plc (GDR) (purchased 07/05/10, cost $397)	438
16,995		GLOVIS Co Ltd	3,061
97,098		Go-Ahead Group plc	1,936
104,494		Gol Linhas Aereas Inteligentes S.A.	698
433,000	e	Golden Ocean Group Ltd	394
819,717	e	Grindrod Ltd	1,615
518,961		Groupe Eurotunnel S.A.	4,510
19,300	*	Grupo Aeromexico SAB de C.V.	35
205,100	*	Grupo Aeroportuario del Centro Norte Sab de C.V.	413
974,891	e	Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	3,603
463,200		Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	3,189
303,560		Guangdong Provincial Expressway Development Co Ltd	95
1,214,000		GZI Transportation Ltd	606
132,000		Hainan Meilan International Airport Co Ltd	90
48,356	e	Hamburger Hafen und Logistik AG.	1,629
91,750		Hanjin Shipping Co Ltd	1,274
37,170		Hanjin Shipping Holdings Co Ltd	263
4,330		Hanjin Transportation Co Ltd	83
211,145	*	Hawaiian Holdings, Inc	1,104
198,834		Heartland Express, Inc	2,875
664,996	*	Hertz Global Holdings, Inc	10,002
68,300	e	Hitachi Transport System Ltd	1,245
72,400	e	Hong Kong Aircraft Engineerg	984
7,585		Hopewell Highway Infrastructure Ltd	4
159,071	*	Hub Group, Inc (Class A)	5,731
7,528,294	e	Hutchison Port Holdings Trust	5,759
49,520		Hyundai Merchant Marine Co Ltd	1,343
107,757	e	Iino Kaiun Kaisha Ltd	490

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

744,166	*,e	International Consolidated Airlines	$2,142
1,094,850		International Container Term Services, Inc	1,672
21,122	e	International Shipholding Corp	488
20,753		Irish Continental Group plc	437
952,248		J.B. Hunt Transport Services, Inc	51,774
52,855	e	Japan Airport Terminal Co Ltd	697
200,802	*	Jet Airways India Ltd	1,290
1,108,127	*,e	JetBlue Airways Corp	5,419
2,196,000	e	Jiangsu Express	2,123
166,000		Jinzhou Port Co Ltd	79
99,500		Julio Simoes Logistica S.A.	610
488,083		Kamigumi Co Ltd	4,053
845,247	*	Kansas City Southern Industries, Inc	60,596
3,268,632	*,e	Kawasaki Kisen Kaisha Ltd	7,266
358,963	e	Keihin Electric Express Railway Co Ltd	3,143
440,104	e	Keio Corp	3,158
203,128		Keisei Electric Railway Co Ltd	1,575
1,210,487	e	Kintetsu Corp	4,612
19,200		Kintetsu World Express, Inc	671
306,721	*	Kirby Corp	20,179
242,023		Knight Transportation, Inc	4,274
67,199		Koninklijke Vopak NV	3,873
13,321	*	Korea Express Co Ltd	940
68,987		Korean Air Lines Co Ltd	3,047
42,137		Kuehne & Nagel International AG.	5,701
193,335		Lan Airlines S.A.	5,683
226,825	e	Landstar System, Inc	13,092
393,700	*	LLX Logistica S.A.	731
145,092		Localiza Rent A Car	2,671
42,200	*	Log-in Logistica Intermodal S.A.	185
515,893	*	Macquarie Atlas Roads Group	911
93,286		Mainfreight Ltd	734
166,500		Malaysia Airports Holdings BHD	318
344,500	*	Malaysian Airline System BHD	151
246,800		Malaysian Bulk Carriers BHD	138
101,074		Marten Transport Ltd	2,231
102,000		Maruzen Showa Unyu Co Ltd	329
346,609		Mercator Lines Ltd	172
556,453		Mermaid Marine Australia Ltd	1,882
1,263,000		MISC BHD	2,220
83,556	e	Mitsubishi Logistics Corp	994
1,048,758	e	Mitsui OSK Lines Ltd	4,603
207,610		Mitsui-Soko Co Ltd	890
2,501,608		MTR Corp	8,962
485,700		Mundra Port and Special Economic Zone Ltd	1,233
1,059,375		National Express Group plc	4,082
947,658	e	Neptune Orient Lines Ltd	1,068
669,134		Nippon Express Co Ltd	2,626
130,000	e	Nippon Konpo Unyu Soko Co Ltd	1,604
2,361,348	e	Nippon Yusen Kabushiki Kaisha	7,481
568,714		Nishi-Nippon Railroad Co Ltd	2,674
96,000		Nissin Corp	255
777,984		Norfolk Southern Corp	51,215
290,118	*	Northgate plc	979
27,912	*	Norwegian Air Shuttle AS	529

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

75,378	f	Novorossiysk Commercial Sea Port (GDR) (purchased 11/03/10, cost $687)	$570
473,763	e	Odakyu Electric Railway Co Ltd	4,480
83,075	e	Oesterreichische Post AG.	2,892
401,529	*	Old Dominion Freight Line	19,141
724,476	e	Orient Overseas International Ltd	5,156
270,448	*,e	Pacer International, Inc	1,709
2,203,290	e	Pacific Basin Shipping Ltd	1,195
18,886	*	Panalpina Welttransport Holding AG.	2,019
37,084	*	Park-Ohio Holdings Corp	744
27,231	*,e	Patriot Transportation Holding, Inc	634
654,700		Pos Malaysia & Services Holdings BHD	585
550,600		Precious Shipping PCL	284
12,753,500	*	PT Berlian Laju Tanker Tbk	273
14,684,000	*	PT Garuda Indonesia Tbk	996
1,157,000		PT Jasa Marga Tbk	653
4,544,000		PT Trada Maritime Tbk	467
4,994,822	*	Qantas Airways Ltd	9,253
1,329,402		QR National Ltd	5,148
112,566	*	Quality Distribution, Inc	1,551
478,053		Qube Logistics Holdings Ltd	828
80,976	*	RailAmerica, Inc	1,738
176,401	*,e	Republic Airways Holdings, Inc	871
362,000		Road King Infrastructure	236
53,384	*	Roadrunner Transportation Services Holdings, Inc	926
46,434		Ryanair Holdings plc	278
66,287	e	Ryanair Holdings plc (ADR)	2,405
131,457		Ryder System, Inc	6,941
618,000		Sagami Railway Co Ltd	1,936
98,981	*,e	Saia, Inc	1,684
96	*,m	SAir Group	0	^
388,000		Sankyu, Inc	1,528
131,300		Santos Brasil Participacoes S.A.	2,302
232,067	*,e	SAS AB	293
29,200		Sebang Co Ltd	413
401,287		Seino Holdings Corp	2,914
207,000		Senko Co Ltd	834
443,300		Shandong Airlines Co Ltd	685
310,560	m	Shanghai Jinjiang International Investment Holdings Co	240
141,400		Shenzhen Chiwan Petroleum	140
259,100	m	Shenzhen Chiwan Wharf Holdings Ltd	305
876,000	e	Shenzhen Expressway Co Ltd	362
19,820,000	e	Shenzhen International Holdings	1,379
94,000		Shibusawa Warehouse Co Ltd	291
438,000		Shih Wei Navigation Co Ltd	415
345,000	*	Shinwa Kaiun Kaisha Ltd	562
1,886,500		Shun TAK Holdings Ltd	761
480,000		Sincere Navigation	476
318,005		Singapore Airlines Ltd	2,727
992,000		Singapore Airport Terminal Services Ltd	1,966
2,898,419		Singapore Post Ltd	2,351
2,662,000	e	Sinotrans Ltd	498
2,700,000	e	Sinotrans Shipping Ltd	646
38,332		Sixt AG.	822
35,748		Sixt AG. (Preference)	663
147,527	*	Skymark Airlines, Inc	1,272

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

228,426	e	Skywest, Inc	$2,524
1,186,048	e	SMRT Corp Ltd	1,638
11,065,075	*	Sociedad Matriz SAAM S.A.	1,427
193,589		Societa Iniziative Autostradali e Servizi S.p.A.	1,482
2,370,614		Southwest Airlines Co	19,534
3,715,935	*	SpiceJet Ltd	1,719
142,153	*,e	Spirit Airlines, Inc	2,853
848,496		Stagecoach Group plc	3,462
394,593	e	Stobart Group Ltd	809
55,693	e	Stolt-Nielsen S.A.	1,054
73,400	*,e	Student Transportation, Inc	519
115,390		STX Pan Ocean Co Ltd	805
227,767		Sumitomo Warehouse Co Ltd	1,179
556,825	*	Swift Transportation Co, Inc	6,426
537,287		Sydney Airport	1,599
516,000		T.Join Transportation Co	583
214,000		Taiwan Navigation Co Ltd	237
101,070		Tam S.A. (Preference)	2,519
21,181,700		Tanayong PCL	515
432,352	*	TAV Havalimanlari Holding AS	2,158
55,000		Tegma Gestao Logistica	919
331,100		Thai Airways International PCL	276
69,700		Thoresen Thai Agencies PCL	45
415,500	*	Tianjin Marine Shipping Co Ltd	118
4,626,000		Tianjin Port Development Holdings Ltd	642
379,000	*,e	Tiger Airways Holdings Ltd	232
274,572		TNT Express NV	3,393
468,565		TNT NV	2,894
778,534	e	Tobu Railway Co Ltd	4,137
2,052,170	e	Tokyu Corp	9,751
1,024,731	e	Toll Holdings Ltd	6,249
53,200		TPI-Triunfo Participacoes e Investimentos S.A.	262
127,702	e,f	TransContainer OAO (GDR) (purchased 03/30/11, cost $1,355)	1,388
175,040		TransForce, Inc	2,948
981,138		Transurban Group	5,686
521,037	*	Turk Hava Yollari	761
3,150,461	*	UAL Corp	67,735
95,532	*,e	Ultrapetrol Bahamas Ltd	191
1,279,300		U-Ming Marine Transport Corp	2,209
2,934,247		Union Pacific Corp	315,373
3,180,217		United Parcel Service, Inc (Class B)	256,707
38,023		Universal Truckload Services, Inc	573
905,075	*,e	US Airways Group, Inc	6,870
706,546	e	UTI Worldwide, Inc	12,174
67,336	*,m	Virgin Australia Holdings Ltd	0	^
67,336	*	Virgin Australia Holdings Ltd	32
11,668		VTG AG.	228
88,027	*,e	Vueling Airlines S.A.	584
1,271,057		Wan Hai Lines Ltd	729
197,740		Werner Enterprises, Inc	4,916
118,402	*,e	Wesco Aircraft Holdings, Inc	1,918
416,092	e	West Japan Railway Co	16,746
168,472		Wincanton plc	188
390,500		Wisdom Marine Lines Co Ltd	591
6,850,000		Xiamen International Port Co Ltd	910
334,857		Yamato Transport Co Ltd	5,201

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,962,415		Yang Ming Marine Transport	$1,049
20,400		Yusen Air & Sea Service Co Ltd	322
5,360,000	e	Zhejiang Expressway Co Ltd	4,007
40,279	*,e	Zipcar, Inc	597

		TOTAL TRANSPORTATION	2,119,360

UTILITIES - 3.3%
140,685	e	A2A S.p.A.	113
3,135,231		Aboitiz Power Corp	2,476
93,675	e	Acciona S.A.	6,530
1,657,445	e	ACEA S.p.A.	10,539
1,989,446	*,e	AES Corp	26,002
5,797,082		AES Gener S.A.	3,554
165,144		AES Tiete S.A.	2,515
460,631		AGL Energy Ltd	7,041
374,981	e	AGL Resources, Inc	14,707
42,810	*	Akenerji Elektrik Uretim AS	52
22,453		Alerion Industries S.p.A.	121
368,503	e	Algonquin Power & Utilities Corp	2,143
146,239		Allete, Inc	6,067
476,464		Alliant Energy Corp	20,640
385,149		Ameren Corp	12,548
2,080,213		American Electric Power Co, Inc	80,255
102,630	e	American States Water Co	3,709
1,320,624		American Water Works Co, Inc	44,941
411,426	e	APA Group	2,179
228,827	e	Aqua America, Inc	5,101
29,456	e	Artesian Resources Corp	553
83,177		Ascopiave S.p.A.	126
85,139		Atco Ltd	5,970
60,604		Athens Water Supply & Sewage Co S.A.	337
449,399	e	Atlantic Power Corp	6,220
142,834	e	Atlantic Power Corp (Toronto)	1,975
143,522		Atmos Energy Corp	4,515
6,524,000	*	AVIC International Holding HK Ltd	210
321,692		Avista Corp	8,229
1,602,085		Babcock & Brown Wind Partners	397
5,004,000	*,e	Beijing Enterprises Water Group Ltd	1,143
72,135	*	BF Utilities Ltd	548
2,324,000	*	Binhai Investment Co Ltd	126
8,432	*	BKW S.A.	303
166,208		Black Hills Corp	5,573
45,395	*	Boralex, Inc	371
61,358	*,e	Cadiz, Inc	564
158,094		California Water Service Group	2,879
6,135,234	*	Calpine Corp	105,587
185,252	e	Canadian Utilities Ltd	12,083
64,500	e	Capital Power Corp	1,519
5,071,643	e	Centerpoint Energy, Inc	100,013
532,710		Centrais Eletricas Brasileiras S.A.	5,002
496,024		Centrais Eletricas Brasileiras S.A. (Preference)	6,443
16,900		Centrais Eletricas de Santa Catarina S.A.	377
57,765		Central Vermont Public Service Corp	2,033
12,213,295		Centrica plc	61,830
11,094		CESC Ltd	59
324,531		CEZ AS	13,943

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

59,222	e	CH Energy Group, Inc	$3,952
244,853		Challenger Infrastructure Fund	299
58,993		Chesapeake Utilities Corp	2,426
477,791	e	Cheung Kong Infrastructure Holdings Ltd	2,908
5,316,000		China Gas Holdings Ltd	2,556
2,890,000	e	China Longyuan Power Group Corp	2,427
5,300,000	*	China Oil and Gas Group Ltd	519
5,113,000	e	China Power International Development Ltd	1,122
8,540,000	*	China Power New Energy Development Co Ltd	368
1,832,000	e	China Resources Gas Group Ltd	3,508
2,476,599		China Resources Power Holdings Co	4,588
2,302,000	e	China Water Affairs Group Ltd	795
10,740,000	*	China WindPower Group Ltd	477
1,067,442		Chubu Electric Power Co, Inc	19,295
292,391	e	Chugoku Electric Power Co, Inc	5,446
300,073		Cia de Saneamento Basico do Estado de Sao Paulo	11,451
162,800		Cia de Saneamento de Minas Gerais-COPASA	3,797
56,445		Cia de Transmissao de Energia Electrica Paulista	1,932
581,037		Cia Energetica de Minas Gerais	13,881
226,971		Cia Energetica de Sao Paulo (Class B)	4,561
65,400		Cia Energetica do Ceara	1,428
160,719		Cia Paranaense de Energia	3,764
302,310	e	Cleco Corp	11,987
2,764,822		CLP Holdings Ltd	23,845
1,114,310	e	CMS Energy Corp	24,515
10,163,941		Colbun S.A.	2,902
34,129	e	Connecticut Water Service, Inc	965
695,689		Consolidated Edison, Inc	40,642
96,062	e	Consolidated Water Co, Inc	760
1,128,062	*	Contact Energy Ltd	4,376
312,240		CPFL Energia S.A.	4,695
12,006,000	e	Datang International Power Generation Co Ltd	4,240
1,424,770		Dominion Resources, Inc	72,962
827,686		Drax Group plc	7,208
920,319		DTE Energy Co	50,645
2,135,520	e	DUET Group	4,031
6,256,159	e	Duke Energy Corp	131,442
3,808,764		E.ON AG.	91,247
9,160		E1 Corp	437
3,278,590		Edison International	139,373
3,518	*	Edison S.p.A.	4
122,467		EDP - Energias do Brasil S.A.	2,810
156,994	*,e	EDP Renovaveis S.A.	780
240,829		El Paso Electric Co	7,825
264,641	e	Electric Power Development Co	7,197
151,015		Electricite de France	3,448
310,500		Electricity Generating PCL	936
416,152		Eletropaulo Metropolitana de Sao Paulo S.A.	8,754
52,549		Elia System Operator S.A.	2,225
255,424		Empire District Electric Co	5,198
716,454		Empresa Electrica del Norte Grande S.A.	1,979
5,739,125		Empresa Nacional de Electricidad S.A.	10,331
134,668		Enagas	2,593
206,686		Enea S.A.	1,134
187,079	e	Enel Green Power S.p.A	356
8,646,003		Enel S.p.A.	31,259

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

5,271,064		Energias de Portugal S.A.	$15,332
1,024,060	*	Energy World Corp Ltd	833
19,345,700		Enersis S.A.	7,844
318,263	e	Entergy Corp	21,387
2,012,376		Envestra Ltd	1,615
1,613,639	e	Epure International Ltd	767
196,100		Equatorial Energia S.A.	1,472
48,270	e	EVN AG.	649
5,589,933		Exelon Corp	219,181
		Federal Grid Co Unified Energy System JSC (ADR) (purchased
425,000	f	03/07/12, cost $2,488)	2,286
99,359		Fersa Energias Renovables S.A.	66
2,298,200	*	First Gen Corp	724
720,760		First Philippine Holdings Corp	1,090
2,159,076		FirstEnergy Corp	98,432
193,540	e	Fortis, Inc	6,261
394,924		Fortum Oyj	9,589
620,411		GAIL India Ltd	4,583
1,520,295		Gas Natural SDG S.A.	24,301
1,323,442		Gaz de France	34,209
102,938	e	Genie Energy Ltd	995
555,300		Glow Energy PCL	1,107
2,096,438	*	GMR Infrastructure Ltd	1,277
216,085		Great Plains Energy, Inc	4,380
140,000		Great Taipei Gas Co Ltd	89
42,390	*	Greentech Energy Systems	119
10,588,000	e	Guangdong Investments Ltd	7,390
2,770		Gujarat Gas Co Ltd	21
194,239		Gujarat State Petronet Ltd	292
2,353,042	*	GVK Power & Infrastructure Ltd	805
677,601	e	Hastings Diversified Utilities Fund	1,487
216,040		Hawaiian Electric Industries, Inc	5,477
1,067,178	e	Hera S.p.A.	1,523
237,695		Hokkaido Electric Power Co, Inc	3,496
135,073		Hokuriku Electric Power Co	2,446
5,661,686		Hong Kong & China Gas Ltd	14,526
1,428,788		Hong Kong Electric Holdings Ltd	10,504
1,137,130	*	Huadian Energy Co Ltd	316
8,302,000	e	Huaneng Power International, Inc	4,537
723,000	e	Hyflux Ltd	862
2,843,343		Iberdrola S.A.	16,147
225,471		Idacorp, Inc	9,271
60,000	*	IDGC Holding JSC (ADR)	1,290
30,672		Indraprastha Gas Ltd	229
863,863	e	Infratil Ltd	1,338
159,451	e	Innergex Renewable Energy, Inc	1,677
124,739		Integrys Energy Group, Inc	6,610
488,301		Interconexion Electrica S.A.	3,088
1,798,783	e	International Power plc	11,652
661,907		Inversiones Aguas Metropolitanas S.A.	1,118
554,950		Iride S.p.A.	475
325,098		ITC Holdings Corp	25,013
135	e	Japan Wind Development Co Ltd	117
198,772	e	Just Energy Income Fund	2,750
1,482,525	e	Kansai Electric Power Co, Inc	22,985
8,877		Korea District Heating Corp	409

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

323,010	*	Korea Electric Power Corp	$6,370
29,392		Korea Gas Corp	1,120
22,828	*	KSK Energy Ventures Ltd	25
559,299	e	Kyushu Electric Power Co, Inc	7,985
136,078		Laclede Group, Inc	5,310
86,300		Light S.A.	1,227
78,100	e	Macquarie Power & Infrastructure Income Fund	325
260,400	*,e	Magma Energy Corp	159
383,107		Manila Electric Co	2,342
2,199,000		Manila Water Co, Inc	1,191
418,524		MDU Resources Group, Inc	9,371
88,596		MGE Energy, Inc	3,933
59,914	e	Middlesex Water Co	1,132
20,800	*	MPX Energia S.A.	539
190,027		National Fuel Gas Co	9,144
8,637,353		National Grid plc	87,055
203,589		New Jersey Resources Corp	9,074
1,367,923		NextEra Energy, Inc	83,553
3,090,524		NiSource, Inc	75,254
881,105		Northeast Utilities	32,707
93,859	e	Northland Power Income Fund	1,622
105,463		Northwest Natural Gas Co	4,788
201,346		NorthWestern Corp	7,140
548,519	*,e	NRG Energy, Inc	8,595
199,954		NSTAR	9,724
1,353,205		NTPC Ltd	4,328
4,210,416		NV Energy, Inc	67,872
50,489	e	Oest Elektrizitatswirts AG. (Class A)	1,537
456,765		OGE Energy Corp	24,437
95,000		Okinawa Electric Power Co, Inc	3,932
384,655		Oneok, Inc	31,411
69,934	e	Ormat Technologies, Inc	1,409
3,970,406		Osaka Gas Co Ltd	15,937
140,372	e	Otter Tail Corp	3,046
543,034		Pennon Group plc	6,180
795,779		Pepco Holdings, Inc	15,032
1,143,000		Petronas Gas BHD	6,288
1,693,191	e	PG&E Corp	73,501
299,792		Piedmont Natural Gas Co, Inc	9,315
789,886	e	Pinnacle West Capital Corp	37,836
323,784		PNM Resources, Inc	5,925
11,070,850		PNOC Energy Development Corp	1,549
946,786		Polska Grupa Energetyczna S.A.	5,871
366,943		Portland General Electric Co	9,166
1,723,916		Power Grid Corp of India Ltd	3,663
2,586,153		PPL Corp	73,085
1,094,361		Progress Energy, Inc	58,121
26,613,500		PT Perusahaan Gas Negara	11,089
326,827		PTC India Ltd	393
153,669		Public Power Corp	688
1,468,490		Public Service Enterprise Group, Inc	44,950
266,200		Puncak Niaga Holding BHD	122
7,260		Pusan City Gas Co Ltd	119
703,969		Questar Corp	13,558
1,804,500		Ratchaburi Electricity Generating Holding PCL	2,414
56,869		Red Electrica de Espana	2,783

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

263,414		Redes Energeticas Nacionais S.A.	$798
257,963		Reliance Energy Ltd	2,973
795,504	*	Reliance Power Ltd	1,831
5,022,251	*,e	RRI Energy, Inc	10,446
43,385		Rubis	2,537
1,631,562		RusHydro (ADR)	5,978
907,321		RWE AG.	43,328
299		RWE AG. (Preference)	13
9,368		Samchully Co Ltd	785
182,924	e	SCANA Corp	8,343
1,107,254		Scottish & Southern Energy plc	23,546
23,693	e	Sechilienne-Sidec	406
851,602		Sempra Energy	51,062
229,334		Severn Trent plc	5,664
153,750	e	Shikoku Electric Power Co, Inc	4,338
116,000		Shizuoka Gas Co Ltd	832
54,333	e	SJW Corp	1,310
711,800		Snam Rete Gas S.p.A.	3,423
119,119		South Jersey Industries, Inc	5,961
2,835,083		Southern Co	127,380
246,480		Southwest Gas Corp	10,535
2,917,863		SP AusNet	3,251
2,411,228	g	Spark Infrastructure Group	3,731
208,136		Suez Environnement S.A.	3,193
1,214,450		Taiwan Cogeneration Corp	1,010
1,422,824		Tata Power Co Ltd	2,823
2,644,366		Tauron Polska Energia S.A.	4,320
342,533	e	TECO Energy, Inc	6,011
3,726,518		Tenaga Nasional BHD	7,816
47,811		Terna Energy S.A.	109
5,107,292		Terna Rete Elettrica Nazionale S.p.A.	20,512
3,045,800		Thai Tap Water Supply PCL	592
99,391	*,e	Theolia S.A.	139
519,208	e	Toho Gas Co Ltd	3,065
922,198		Tohoku Electric Power Co, Inc	10,548
2,233,406	*,e	Tokyo Electric Power Co, Inc	5,660
4,896,585		Tokyo Gas Co Ltd	23,108
1,176,000		Towngas China Co Ltd	853
196,920		Tractebel Energia S.A.	3,530
377,060	e	TransAlta Corp	7,069
176,715		UGI Corp	4,815
201,649		UIL Holdings Corp	7,009
190,350		Unisource Energy Corp	6,961
505,229		United Utilities Group plc	4,861
43,680		Unitil Corp	1,172
197,848	e	Utilities Select Sector SPDR Fund	6,935
80,100		Valener, Inc	1,234
499,848		Vector Ltd	1,062
130,050		Vectren Corp	3,779
269,511		Veolia Environnement	4,466
377,259	e	Westar Energy, Inc	10,537
200,084		WGL Holdings, Inc	8,143
779,616		Wisconsin Energy Corp	27,427
5,373,744		Xcel Energy, Inc	142,243
1,266,000		Xinao Gas Holdings Ltd	4,389
1,090		YESCO Co Ltd	25

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

54,365	e	York Water Co	$941
8,663,325		YTL Corp BHD	5,064
4,703,290		YTL Power International BHD	2,847
1,808,530		Zhejiang Southeast Electric Power Co (Class B)	890
354,478	*	Zorlu Enerji Elektrik Uretim AS	349

		TOTAL UTILITIES	3,580,421

		TOTAL COMMON STOCKS	107,479,618

		(Cost $94,053,989)

PREFERRED STOCKS - 0.1%

DIVERSIFIED FINANCIALS - 0.0%
319,300		Daishin Securities Co Ltd Pref 2	1,883

		TOTAL DIVERSIFIED FINANCIALS	1,883

FOOD, BEVERAGE & TOBACCO - 0.1%
1,318,476	*	Ambev Cia De Bebidas Das	54,568

		TOTAL FOOD, BEVERAGE & TOBACCO	54,568

		TOTAL PREFERRED STOCKS	56,451

		(Cost $30,656)

RIGHTS / WARRANTS - 0.0%

BANKS - 0.0%
65,386		Banco Panamericano S.A.	30
134,694	e,m	Banco Popular Espanol S.A.	7
82,709	m	Bank of Queensland Ltd	89

		TOTAL BANKS	126

CAPITAL GOODS - 0.0%
242,887		Gamuda Berhad	102
13,548		IJM Corp BHD - Warrants	9
228,994		Murray & Roberts Holdings Ltd	300

		TOTAL CAPITAL GOODS	411

CONSUMER DURABLES & APPAREL - 0.0%
22,275	m	BWG Homes ASA	3

		TOTAL CONSUMER DURABLES & APPAREL	3

CONSUMER SERVICES - 0.0%
1	m	Berjaya Corp BHD	0	^

		TOTAL CONSUMER SERVICES	0	^

ENERGY - 0.0%
123,722	e	Etablissements Maurel et Prom CW14	49
45,556	e,m	Magnum Hunter Resources Corp	0	^

		TOTAL ENERGY	49

FOOD, BEVERAGE & TOBACCO - 0.0%
453,600	m	Xiwang Sugar Holdings Co Ltd	1

		TOTAL FOOD, BEVERAGE & TOBACCO	1

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
1,300,000	m	EnteroMedics, Inc	91

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	91

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	RATE	MATURITY DATE	VALUE (000)

MATERIALS - 0.0%
1,558		Kinross Gold Corp			$1
157,594	e,m	Outokumpu Oyj			908
696	m	Sahaviriya Steel Industries PCL			0	^

		TOTAL MATERIALS			909

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
78,480		Sanofi-Aventis S.A.			106

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			106

REAL ESTATE - 0.0%
228,007	m	Cheuk Nang Holdings Ltd			0	^
4,761,352	m	GPT Group			0	^
66,140		IJM Land BHD - CW13			17
24,524	m	Nieuwe Steen Investments NV			0	^

		TOTAL REAL ESTATE			17

		TOTAL RIGHTS / WARRANTS			1,713

		(Cost $1,185)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 5.8%
TREASURY DEBT - 0.4%
$19,200,000		United States Treasury Bill	0.012%	04/05/12	19,200
61,500,000		United States Treasury Bill	0.020	04/19/12	61,499
35,800,000		United States Treasury Bill	0.040	05/03/12	35,799
41,900,000		United States Treasury Bill	0.010	05/10/12	41,898
4,300,000		United States Treasury Bill	0.046	05/17/12	4,300
18,890,000		United States Treasury Bill	0.083	05/24/12	18,888
103,350,000		United States Treasury Bill	0.045	05/31/12	103,341
13,000,000		United States Treasury Bill	0.045	06/14/12	12,998
69,800,000		United States Treasury Bill	0.060	06/21/12	69,790
70,200,000		United States Treasury Bill	0.081	06/28/12	70,188
11,500,000		United States Treasury Bill	0.060	07/19/12	11,497
7,000,000		United States Treasury Bill	0.098	09/20/12	6,996

		TOTAL TREASURY DEBT			456,394

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.4%
REPURCHASE AGREEMENTS - 5.0%
712,238,000	o	Barclays Capital	0.050-0.120	04/02/12	712,238
377,000,000	p	BNP	0.050	04/02/12	377,000
902,000,000	q	Calyon	0.060	04/02/12	902,000
260,000,000	r	Citigroup	0.070	04/02/12	260,000
660,000,000	s	CSFB	0.030-0.080	04/02/12	660,000
150,000,000	t	HSBC	0.060	04/02/12	150,000
562,000,000	u	Merrill Lynch	0.050	04/02/12	562,000
890,000,000	v	Royal Bank of Scotland	0.060	04/02/12	890,000
891,582,000	w	UBS Warburg	0.050-0.070	04/02/12	891,582

		TOTAL REPURCHASE AGREEMENTS			5,404,820

VARIABLE RATE SECURITY - 0.4%
58,000,000	i	American Express Credit Account Master	0.540	10/15/12	58,089
51,000,000	i	Chase Issuance Trust 2007	0.600	06/15/12	51,004
16,832,581	i	Granite Master Issuer plc 2006	0.560	12/20/50	16,139
13,309,470	i	Granite Master Issuer plc 2007	0.490	12/20/50	12,761

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

7,292,531	i	Medallion Trust Series 2005	0.650%	08/22/36	$7,082
20,995,806	i	Nelnet Student Loan Trust 2006	0.650	11/23/18	20,976
20,431,457	i	Nelnet Student Loan Trust 2007	0.720	09/25/18	20,380
15,232,750	i	Puma Global Mortgage Backed Trust	0.680	02/21/38	14,725
170,000,000	i	SLM Student Loan Trust 2007	0.750	01/25/19	163,651
36,372,958	i	SLM Student Loan Trust 2008	0.910	10/25/16	36,245

		TOTAL VARIABLE RATE SECURITY			401,052

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			5,805,872

		TOTAL SHORT-TERM INVESTMENTS			6,262,266

		(Cost $6,269,252)
		TOTAL INVESTMENTS - 105.2%			113,800,112
		(Cost $100,355,145)
		OTHER ASSETS & LIABILITIES, NET - (5.2)%			(5,574,064)

		NET ASSETS - 100.0%			$108,226,048

		Abbreviation(s):
ADR		American Depositary Receipt
ETF		Exchange Traded Fund
GDR		Global Depositary Receipt
NVDR		Non Voting Depository Receipt
REIT		Real Estate Investment Trust
SPDR		Standard & Poor’s Depository Receipts

*		Non-income producing.
^		Amount represents less than $1,000.
a		Affiliated holding.
b		In bankruptcy
e		All or a portion of these securities are out on loan. The aggregate value of securities on loan is $5,554,300,000.
f		Restricted security. At 3/31/2012, the aggregate value of these securities amounted to $149,307,000 or 0.1% of net assets.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2012 the aggregate value of these securities amounted to $6,937,000 or 0.0% of net assets.

i		Floating or variable rate security. Coupon rate reflects the rate at period end.
m		Indicates a security that has been deemed illiquid.
o		Agreement with Barclays Capital, 0.05%-0.12% dated 3/31/12 to be repurchased at $712,241,000 on 04/02/12, collateralized by U.S. Government Agencies Securities valued at $726,483,000.
p		Agreement with BNP, 0.05% dated 03/31/12 to be repurchased at $377,002,000 on 04/02/12, collateralized by U.S. Government Agencies Securities valued at $384,540,000.
q		Agreement with Calyon, 0.06% dated 03/31/12 to be repurchased at $902,005,000 on 04/02/12, collateralized by U.S. Government Agencies Securities valued at $920,040,000.
r		Agreement with Citigroup, 0.07% dated 03/31/12 to be repurchased at $260,002,000 on 04/02/12, collateralized by U.S. Government Agencies Securities valued at $265,200,000.
s		Agreement with CSFB, 0.03-0.08% dated 03/31/12 to be repurchased at $660,004,000 on 04/02/12, collateralized by U.S. Government Agencies Securities valued at $673,209,000.
t		Agreement with HSBC, 0.06% dated 03/31/12 to be repurchased at $150,001,000 on 04/02/12, collateralized by U.S. Government Agencies Securities valued at $153,002,000.
u		Agreement with Merrill Lynch, 0.05% dated 03/31/12 to be repurchased at $562,003,000 on 04/02/12, collateralized by U.S. Government Agencies Securities valued at $573,240,000.
v		Agreement with Royal Bank of Scotland, 0.06% dated 03/31/12 to be repurchased at $890,004,000 on 04/02/12, collateralized by U.S. Government Agencies Securities valued at $907,803,000.
w		Agreement with UBS Warburg, 0.05-0.07% dated 03/31/12 to be repurchased at $891,586,000 on 04/02/12, collateralized by U.S. Government Agencies Securities valued at $909,414,000.

		Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND
STOCK ACCOUNT
SUMMARY OF MARKET VALUES BY COUNTRY (unaudited)
March 31, 2012

COUNTRY	VALUE (000)	% OF TOTAL PORTFOLIO

DOMESTIC

UNITED STATES	$81,282,360	71.4%

TOTAL DOMESTIC	81,282,360	71.4

FOREIGN

ARGENTINA	2,436	0.0
AUSTRALIA	1,618,544	1.4
AUSTRIA	95,056	0.1
BAHAMAS	270	0.0
BELGIUM	276,992	0.3
BERMUDA	45,564	0.0
BRAZIL	1,103,582	1.0
CAMBODIA	529	0.0
CANADA	2,869,666	2.5
CAYMAN ISLANDS	2,172	0.0
CHILE	136,346	0.1
CHINA	1,251,478	1.1
COLOMBIA	73,084	0.1
CYPRUS	2,123	0.0
CZECH REPUBLIC	28,606	0.0
DENMARK	230,465	0.2
EGYPT	23,512	0.0
FAROE ISLANDS	249	0.0
FINLAND	141,932	0.1
FRANCE	1,769,096	1.6
GERMANY	2,036,956	1.8
GIBRALTAR	10,735	0.0
GREECE	25,189	0.0
GUERNSEY, C.I.	3,024	0.0
HONG KONG	717,653	0.6
HUNGARY	16,296	0.0
INDIA	616,295	0.6
INDONESIA	250,198	0.2
IRELAND	292,576	0.3
ISRAEL	309,126	0.3
ITALY	484,014	0.4
JAPAN	4,724,322	4.2
JERSEY, C.I.	15,293	0.0
KAZAKHSTAN	18,966	0.0
KOREA, REPUBLIC OF	1,180,632	1.0
LIECHTENSTEIN	1,626	0.0
LUXEMBOURG	26,358	0.0
MACAU	69,114	0.1
MALAYSIA	264,239	0.2

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COUNTRY	VALUE (000)	% OF TOTAL PORTFOLIO

MEXICO	$385,763	0.3%
MONACO	739	0.0
MONGOLIA	458	0.0
MOROCCO	8,361	0.0
NETHERLANDS	953,813	0.9
NEW ZEALAND	39,933	0.1
NORWAY	254,223	0.2
PANAMA	18,681	0.0
PERU	40,219	0.0
PHILIPPINES	62,464	0.1
POLAND	115,223	0.1
PORTUGAL	49,512	0.1
PUERTO RICO	2,736	0.0
RUSSIA	467,786	0.4
SINGAPORE	289,382	0.3
SOUTH AFRICA	577,085	0.5
SPAIN	379,532	0.3
SWEDEN	543,457	0.5
SWITZERLAND	1,628,138	1.4
TAIWAN	932,962	0.8
THAILAND	186,405	0.2
TURKEY	122,514	0.1
UKRAINE	3,271	0.0
UNITED ARAB EMIRATES	25,930	0.0
UNITED KINGDOM	4,694,643	4.1
VIRGIN ISLANDS, BRITISH	208	0.0

TOTAL FOREIGN	32,517,752	28.6

TOTAL PORTFOLIO	$113,800,112	100.0%

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND
GLOBAL EQUITIES ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2012

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 98.5%

AUSTRALIA - 2.4%
147,671		AGL Energy Ltd	$2,257
795,449		Alumina Ltd	1,021
356,398		Amcor Ltd	2,749
994,372		AMP Ltd	4,453
37,219	e	APA Group	197
205,341		Asciano Group	1,045
3,500,000	*,e	Austar United Communications Ltd	5,260
805,786		Australia & New Zealand Banking Group Ltd	19,439
54,640		Australian Stock Exchange Ltd	1,879
49,424		Bendigo Bank Ltd	397
1,083,741		BHP Billiton Ltd	39,068
758,880		BlueScope Steel Ltd	312
98,985		Boral Ltd	415
348,857		Brambles Ltd	2,567
18,168		Caltex Australia Ltd	261
6,001		Campbell Brothers Ltd	419
246,552		CFS Gandel Retail Trust	457
181,230		Coca-Cola Amatil Ltd	2,341
5,081	e	Cochlear Ltd	326
500,634		Commonwealth Bank of Australia	25,979
5,000,000		Commonwealth Property Office Fund	5,104
145,435		Computershare Ltd	1,358
60,517		Crown Ltd	546
146,197		CSL Ltd	5,444
799,457	e	David Jones Ltd	2,008
655,269		DB RREEF Trust	592
66,488	e	DuluxGroup Ltd	206
92,883		Echo Entertainment Group Ltd	423
2,846,612	e	Fortescue Metals Group Ltd	17,178
237,608		GPT Group (ASE)	769
70,569	e	Harvey Norman Holdings Ltd	147
37,449		Iluka Resources Ltd	694
319,118		Incitec Pivot Ltd	1,046
632,114		Insurance Australia Group Ltd	2,232
293,551	e	John Fairfax Holdings Ltd	221
46,760	e	Leighton Holdings Ltd	1,029
192,531		Lend Lease Corp Ltd	1,494
152,761	*	Lynas Corp Ltd	175
907,527		Macquarie Goodman Group	652
118,382		Macquarie Group Ltd	3,581
104,703		Metcash Ltd	466
1,100,458		Mirvac Group	1,338
1,000,000	e	Myer Holdings Ltd	2,433
1,086,357		National Australia Bank Ltd	27,733

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

234,380		Newcrest Mining Ltd	$7,209
349,707		OneSteel Ltd	452
116,226		Orica Ltd	3,380
363,808		Origin Energy Ltd	5,034
115,957		Oxiana Ltd	1,176
148,627	*	Qantas Airways Ltd	275
446,302		QBE Insurance Group Ltd	6,550
152,724		QR National Ltd	591
211,616		Ramsay Health Care Ltd	4,288
280,103	e	Rio Tinto Ltd	19,001
287,888		Santos Ltd	4,251
22,012	e	Sims Group Ltd	336
33,054	e	Sonic Healthcare Ltd	429
188,724		SP AusNet	210
823,608		Stockland Trust Group	2,511
458,083		Suncorp-Metway Ltd	3,995
69,180		Sydney Airport	206
92,365		Tabcorp Holdings Ltd	260
177,838		Tattersall’s Ltd	456
1,593,302		Telstra Corp Ltd	5,427
253,667		Toll Holdings Ltd	1,547
368,188		Transurban Group	2,134
362,615		Wesfarmers Ltd	11,291
4,761,466		Westfield Group	43,654
1,335,092		Westfield Retail Trust	3,576
975,780		Westpac Banking Corp	22,149
210,283		Woodside Petroleum Ltd	7,600
371,840		Woolworths Ltd	10,013
39,144		WorleyParsons Ltd	1,160

		TOTAL AUSTRALIA	356,872

AUSTRIA - 0.1%
40,000	e	Andritz AG.	3,915
19,633		Erste Bank der Oesterreichischen Sparkassen AG.	454
52,387		IMMOFINANZ Immobilien Anlagen AG.	191
7,044		Oest Elektrizitatswirts AG. (Class A)	214
110,000	e	Oesterreichische Post AG.	3,829
15,957		OMV AG.	568
5,038	e	Raiffeisen International Bank Holding AG.	178
32,002		Telekom Austria AG.	373
10,918		Voestalpine AG.	368
3,818		Wiener Staedtische Allgemeine Versicherung AG.	168
913,416	e	Wienerberger AG.	10,702

		TOTAL AUSTRIA	20,960

BELGIUM - 0.9%
31,925	*	Anheuser-Busch InBev NV	0	^
196,500	e	Anheuser-Busch InBev NV (ADR)	14,289
1,425	e	Bekaert S.A.	46
15,381		Belgacom S.A.	495
7,336		Colruyt S.A.	295
9,994		Delhaize Group	526

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

218,214		Fortis	$480
7,781		Groupe Bruxelles Lambert S.A.	603
477	*	Groupe Bruxelles Lambert S.A. - STR VVPR	0	^
981,783		InBev NV	71,502
15,943		KBC Groep NV	401
2,869		Mobistar S.A.	143
5,989		Solvay S.A.	709
647,213		UCB S.A.	27,935
174,970		Umicore	9,644

		TOTAL BELGIUM	127,068

BERMUDA - 0.0%
85,400		Validus Holdings Ltd	2,643

		TOTAL BERMUDA	2,643

BRAZIL - 0.6%
480,000		Banco do Brasil S.A.	6,824
350,000		Banco do Estado do Rio Grande do Sul	3,777
250,000		Banco Itau Holding Financeira S.A.	4,784
727,820		BM&F Bovespa S.A.	4,481
100,000		Cia de Saneamento Basico do Estado de Sao Paulo	3,816
23,506		Companhia Vale do Rio Doce (ADR)	548
250,000		EDP - Energias do Brasil S.A.	5,735
170,000		Eletropaulo Metropolitana de Sao Paulo S.A.	3,576
300,000		Light S.A.	4,265
1,150,000		Marcopolo S.A.	5,890
650,000		MRV Engenharia e Participacoes S.A.	4,611
2,049,700	*	OGX Petroleo e Gas Participacoes S.A.	16,955
2,291,240		PDG Realty S.A.	7,920
100,000		Perdigao S.A.	1,972
1,008,720		Tim Participacoes S.A.	6,438

		TOTAL BRAZIL	81,592

CANADA - 3.9%
63,478		Agnico-Eagle Mines Ltd	2,115
238,836		Agrium, Inc (Toronto)	20,614
40,720		Alimentation Couche Tard, Inc	1,337
89,828	e	ARC Energy Trust	2,062
94,905	*,e	Athabasca Oil Sands Corp	1,055
217,536		Bank of Montreal	12,933
1,275		Bank of Montreal	76
370,852	e	Bank of Nova Scotia	20,776
293,050		Barrick Gold Corp	12,742
790,595		Barrick Gold Corp (Canada)	34,360
34,217	e	Baytex Energy Trust	1,777
210,826	e	BCE, Inc	8,442
22,114		Bell Aliant Regional Communications Income Fund	605
94,575	*	Biovail Corp (Toronto)	5,072
555,173	e	Bombardier, Inc	2,304
41,813	e	Bonavista Energy Trust	847
185,936		Brookfield Asset Management, Inc	5,866
98,215	e	CAE, Inc	1,007

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

143,844	e	Cameco Corp	$3,088
134,984	e	Canadian Imperial Bank of Commerce/Canada	10,317
342,616		Canadian National Railway Co	27,228
411,143		Canadian Natural Resources Ltd (Canada)	13,627
154,123	e	Canadian Oil Sands Trust	3,251
185,678	e	Canadian Pacific Railway Ltd	14,094
27,425		Canadian Tire Corp Ltd	1,772
29,251		Canadian Utilities Ltd	1,908
261,394		Cenovus Energy, Inc	9,394
347,231		Cenovus Energy, Inc (Toronto)	12,497
48,767		Centerra Gold, Inc	758
385,664	*,e	CGI Group, Inc	8,595
58,082	e	CI Financial Corp	1,324
379,394	e	Crescent Point Energy Corp	16,333
119,900		Dollarama, Inc	5,592
216,079		Eldorado Gold Corp	2,968
12,442		Empire Co Ltd	719
249,463		Enbridge, Inc	9,689
263,552	e	EnCana Corp	5,176
64,517	e	Enerplus Resources Fund	1,445
6,746		Fairfax Financial Holdings Ltd	2,723
59,673		Finning International, Inc	1,643
161,094		First Quantum Minerals Ltd	3,072
62,602	e	Fortis, Inc	2,025
43,320		Franco-Nevada Corp	1,863
17,650	e	George Weston Ltd	1,121
44,893	e	Gildan Activewear, Inc	1,236
270,607		Goldcorp, Inc	12,198
96,468	e	Great-West Lifeco, Inc	2,373
23,738		H&R Real Estate Investment Trust	563
114,595	e	Husky Energy, Inc	2,916
133,467		IAMGOLD Corp	1,777
42,003	e	IGM Financial, Inc	1,956
100,489	e	Imperial Oil Ltd	4,566
37,081		Industrial Alliance Insurance and Financial Services, Inc	1,137
41,652	e	ING Canada, Inc	2,507
17,561		Inmet Mining Corp	993
87,075	*,e	Ivanhoe Mines Ltd	1,370
389,507		Kinross Gold Corp	3,807
43,130	e	Loblaw Cos Ltd	1,471
3,246	e	Lululemon Athletica, Inc	242
79,567	e	Magna International, Inc (Class A)	3,794
150,000	e	Manitoba Telecom Services, Inc	5,254
637,535	e	Manulife Financial Corp	8,635
36,810	*	MEG Energy Corp	1,419
34,714		Metro, Inc	1,851
54,376	e	National Bank of Canada	4,327
125,642	*	New Gold, Inc	1,241
186,346		Nexen, Inc	3,417
18,386	e	Niko Resources Ltd	647
31,402		Onex Corp	1,156
22,733	*	Open Text Corp	1,390

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

101,677	*	Osisko Mining Corp	$1,180
86,010		Pacific Rubiales Energy Corp (Toronto)	2,513
40,720	e	Pan American Silver Corp	899
48,861	e	Pembina Pipeline Income Fund	1,380
104,288	e	Pengrowth Energy Trust	978
156,496	e	Penn West Energy Trust	3,058
100,000	e	Petrominerales Ltd	1,860
295,857		Potash Corp of Saskatchewan Toronto	13,508
118,102	e	Power Corp Of Canada	3,131
83,749	e	Power Financial Corp	2,464
425,250	*	Precision Drilling Trust	4,272
61,696	e	ProEx Energy Ltd	619
42,915		RioCan Real Estate Investment Trust	1,163
32,611	e	Ritchie Bros Auctioneers, Inc	777
145,894	e	Rogers Communications, Inc (Class B)	5,792
698,354	e	Royal Bank of Canada (Toronto)	40,475
47,744		Saputo, Inc	2,068
127,400	e	Shaw Communications, Inc (B Shares)	2,696
75,690	e	Shoppers Drug Mart Corp	3,324
118,121	e	Silver Wheaton Corp	3,917
55,189	e	SNC-Lavalin Group, Inc	2,209
215,039	e	Sun Life Financial, Inc	5,103
680,137		Suncor Energy, Inc	22,222
373,149		Talisman Energy, Inc	4,691
198,415	e	Teck Cominco Ltd	7,084
20,252		TELUS Corp	1,175
51,743	e	TELUS Corp, non-voting shares	2,944
147,734	e	Thomson Corp (Toronto)	4,272
56,170		Tim Hortons, Inc (Toronto)	3,005
106,018		TMX Group, Inc	4,762
490,945	e	Toronto-Dominion Bank	41,670
36,421	*	Tourmaline Oil Corp	805
71,299	e	TransAlta Corp	1,337
236,215	e	TransCanada Corp	10,143
200,000	e	Trican Well Service Ltd	2,938
28,111	e	Vermilion Energy Trust	1,297
129,751		Viterra, Inc	2,070
252,012	e	Yamana Gold, Inc	3,931

		TOTAL CANADA	586,187

CHILE - 0.0%
300,000		Empresa Nacional de Telecomunicaciones S.A.	6,063

		TOTAL CHILE	6,063

CHINA - 0.4%
794,000	e	Agricultural Bank of China	341
22,700	*	Baidu, Inc (ADR)	3,309
2,708,700	e	Bank of Communications Co Ltd	2,047
3,000,000	*,e	Brilliance China Automotive Holdings Ltd	3,249
1,122,000		China Aoyuan Property Group Ltd	156
1,119,500	e	China Merchants Bank Co Ltd	2,288
4,000,000	e	China Metal Recycling Holdings Ltd	4,898

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

900,000	e	China National Building Material Co Ltd	$1,136
14,608,000	e	China Shipping Development Co Ltd	10,147
3,930,000		CNOOC Ltd	8,045
209,000	*,e	Glorious Property Holdings Ltd	33
3,300,000	e	Great Wall Motor Co Ltd	6,428
6,877,000	e	Industrial & Commercial Bank of China	4,436
180,000	e	Ping An Insurance Group Co of China Ltd	1,360
2,117,024	e	Sino-Ocean Land Holdings Ltd	1,005
1,650,000	e	Yanlord Land Group Ltd	1,661
1,400,000	e	Zhaojin Mining Industry Co Ltd	2,355

		TOTAL CHINA	52,894

CZECH REPUBLIC - 0.0%
140,000		CEZ AS	6,015

		TOTAL CZECH REPUBLIC	6,015

DENMARK - 0.4%
54		AP Moller - Maersk AS (Class A)	399
120		AP Moller - Maersk AS (Class B)	930
10,530	e	Carlsberg AS (Class B)	873
1,194,875		Christian Hansen Holding	31,013
2,207		Coloplast AS (Class B)	383
55,270		Danske Bank AS	939
20,257		DSV AS	461
140,000	e	H Lundbeck AS	2,814
103,446	e	Novo Nordisk AS (Class B)	14,364
37,834		Novozymes AS	1,105
724,511	e	TDC AS	5,278
30,000	*	Topdanmark AS	5,221
2,442		TrygVesta AS	138
18,616	*,e	Vestas Wind Systems AS	189
2,221	*,e	William Demant Holding	208

		TOTAL DENMARK	64,315

FINLAND - 0.2%
13,213	e	Elisa Oyj (Series A)	317
481,176	e	Fortum Oyj	11,683
6,588	e	Kesko Oyj (B Shares)	214
15,323	e	Kone Oyj (Class B)	853
12,617	e	Metso Oyj	539
12,237	e	Neste Oil Oyj	151
291,164	e	Nokia Oyj	1,593
10,535	e	Nokian Renkaat Oyj	513
214,277	e	OKO Bank (Class A)	2,374
214,898	e	Orion Oyj (Class B)	4,249
140,800	e	Outotec Oyj	7,141
41,611	e	Sampo Oyj (A Shares)	1,202
8,392	e	Sanoma-WSOY Oyj	107
57,538		Stora Enso Oyj (R Shares)	428
51,659	e	UPM-Kymmene Oyj	704
16,580	e	Wartsila Oyj (B Shares)	625

		TOTAL FINLAND	32,693

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

FRANCE - 3.8%
14,267		Accor S.A.	$509
3,270	e	Aeroports de Paris	268
20,660		Air Liquide	2,755
228,011	*,e	Alcatel S.A.	520
100,261		Alstom RGPT	3,913
223,164		Arkema	20,812
354,225		Atos Origin S.A.	20,430
164,159		AXA S.A.	2,724
891,706		BNP Paribas	42,419
9,773	e	Bouygues S.A.	298
5,027	e	Bureau Veritas S.A.	443
14,532		Cap Gemini S.A.	651
59,863		Carrefour S.A.	1,435
5,469		Casino Guichard Perrachon S.A.	539
2,834		Christian Dior S.A.	435
14,358		CNP Assurances	224
626,424		Compagnie de Saint-Gobain	27,949
14,067	*	Compagnie Generale de Geophysique S.A.	418
1	*	Compagnie Generale de Geophysique-Veritas (ADR)	0	^
19,794		Compagnie Generale d’Optique Essilor International S.A.	1,765
93,868	e	Credit Agricole S.A.	584
5,951	e	Dassault Systemes S.A.	548
2,703,023		Edenred	81,357
78,800	e	Eiffage S.A.	3,044
25,296		Electricite de France	577
170,000	e	Etablissements Maurel et Prom	2,994
2,974		Eurazeo	151
6,790		Eutelsat Communications	251
2,504		Fonciere Des Regions	201
113,484		France Telecom S.A.	1,683
772,700	*	GameLoft	4,807
131,315		Gaz de France	3,394
2,005	e	Gecina S.A.	210
591,095		Groupe Danone	41,232
27,957		Groupe Eurotunnel S.A.	243
2,077		Icade	185
852		Iliad S.A.	117
3,294		Imerys S.A.	201
732,883	*,e	JC Decaux S.A.	22,397
9,526		Klepierre	331
186,020		Lafarge S.A.	8,865
5,923		Lagardere S.C.A.	183
17,014		Legrand S.A.	626
16,757		L’Oreal S.A.	2,068
106,634		LVMH Moet Hennessy Louis Vuitton S.A.	18,350
12,759		Michelin (C.G.D.E.) (Class B)	950
90,804		Natixis	350
3,022	e	Neopost S.A.	195
69,895		Pernod-Ricard S.A.	7,308
233,706	e	Peugeot S.A.	3,766

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

6,527		PPR	$1,123
7,538	e	Publicis Groupe S.A.	416
505,549		Remy Cointreau S.A.	51,368
18,703		Renault S.A.	987
668,555	e	Rexel S.A.	14,742
17,486		Safran S.A.	643
440,488		Sanofi-Aventis	34,178
47,398		Schneider Electric S.A.	3,101
16,420		SCOR	444
62,843		Societe BIC S.A.	6,308
379,230		Societe Generale	11,128
6,279		Societe Television Francaise 1	77
4,901		Sodexho Alliance S.A.	402
15,471		Suez Environnement S.A.	237
373,575		Technip S.A.	44,114
9,212	e	Thales S.A.	345
384,732	e	Total S.A.	19,652
8,616		Unibail	1,724
106,000		Valeo S.A.	5,562
245,303		Vallourec	15,545
18,926		Veolia Environnement	314
43,334		Vinci S.A.	2,258
119,878		Vivendi Universal S.A.	2,201
56,652		Wendel	4,843

		TOTAL FRANCE	557,387

GERMANY - 4.3%
10,869		Adidas-Salomon AG.	849
437,525		Allianz AG.	52,219
2,024	e	Axel Springer AG.	102
597,380		BASF AG.	52,235
1,162,185		Bayer AG.	81,735
285,763		Bayerische Motoren Werke AG.	25,706
535		Bayerische Motoren Werke AG. (Preference)	32
277,734		Beiersdorf AG.	18,119
136,117		Brenntag AG.	16,666
8,089		Celesio AG.	146
371,705		Commerzbank AG.	941
46,163	*	Continental AG.	4,358
1,082,087	e	DaimlerChrysler AG. (EUR)	65,250
177,364		Deutsche Bank AG.	8,831
19,305		Deutsche Boerse AG.	1,300
22,459		Deutsche Lufthansa AG.	314
83,985		Deutsche Post AG.	1,617
277,298		Deutsche Telekom AG.	3,341
1,074,723		E.ON AG.	25,747
3,477		Fraport AG. Frankfurt Airport Services Worldwide	218
218,049		Fresenius Medical Care AG.	15,436
11,024		Fresenius SE	1,130
9,422		GEA Group AG.	325
5,861		Hannover Rueckversicherung AG.	348
13,885		HeidelbergCement AG.	838

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

12,879		Henkel KGaA	$804
17,639	e	Henkel KGaA (Preference)	1,293
2,051		Hochtief AG.	124
51,500	e	Hugo Boss AG.	5,930
106,711		Infineon Technologies AG.	1,091
17,157		K&S AG.	897
243,221	*	Kabel Deutschland Holding AG.	15,015
411,578		Lanxess AG.	33,993
21,869		Linde AG.	3,923
132,066		MAN AG.	17,580
3,357		Merck KGaA	371
12,398		Metro AG.	479
73,000		MTU Aero Engines Holding AG.	5,881
110,336		Muenchener Rueckver AG.	16,639
60,000		Norddeutsche Affinerie AG.	3,171
70,079		Porsche AG.	4,136
305,409		ProSiebenSat.1 Media AG.	7,849
70,878		Rheinmetall AG.	4,197
411,769		RWE AG.	19,664
2,991		RWE AG. (Preference)	132
3,776		Salzgitter AG.	207
931,665		SAP AG.	65,073
203,672		Siemens AG.	20,539
198,790	*	Stroer Out-of-Home Media AG.	3,356
136,233		Suedzucker AG.	4,337
35,775	e	ThyssenKrupp AG.	891
5,876	e	United Internet AG.	111
20,500		Volkswagen AG.	3,305
74,131		Volkswagen AG. (Preference)	13,037
851	e	Wacker Chemie AG.	75

		TOTAL GERMANY	631,903

GIBRALTAR - 0.0%
1,400,000		PartyGaming plc	3,475

		TOTAL GIBRALTAR	3,475

GREECE - 0.0%
389,781		Capital Product Partners LP	3,161
17,809		Coca Cola Hellenic Bottling Co S.A.	341
162,767	e	Costamare, Inc	2,241
12,268		Hellenic Telecommunications Organization S.A.	52
77,026	*	National Bank of Greece S.A.	200
19,794		OPAP S.A.	192

		TOTAL GREECE	6,187

HONG KONG - 1.1%
9,351,300		AIA Group Ltd	34,330
17,758	e	ASM Pacific Technology	260
138,276	e	Bank of East Asia Ltd	520
4,539,948		BOC Hong Kong Holdings Ltd	12,528
14,000,000	e	Bosideng International Holdings Ltd	4,388
105,237	e	Cathay Pacific Airways Ltd	195

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

622,111		Cheung Kong Holdings Ltd	$8,045
41,661	e	Cheung Kong Infrastructure Holdings Ltd	254
6,500,000	e	China Resources Cement Holdings Ltd	4,809
1,000,000	e	Chow Sang Sang Holding	2,583
502,456	e	CLP Holdings Ltd	4,333
210,121	e	Esprit Holdings Ltd	424
190,504		First Pacific Co	211
187,728	*,e	Foxconn International Holdings Ltd	134
110,000	*,e	Galaxy Entertainment Group Ltd	303
215,927		Hang Lung Group Ltd	1,401
1,163,337		Hang Lung Properties Ltd	4,276
359,870	e	Hang Seng Bank Ltd	4,788
307,005		Henderson Land Development Co Ltd	1,696
7,538	*	HKT Trust and HKT Ltd	6
1,508,690	e	Hong Kong & China Gas Ltd	3,871
293,279		Hong Kong Electric Holdings Ltd	2,156
245,785	e	Hong Kong Exchanges and Clearing Ltd	4,137
49,403		Hopewell Holdings	136
479,700		Hutchison Port Holdings Trust	367
708,416		Hutchison Whampoa Ltd	7,084
55,294		Hysan Development Co Ltd	222
2,000,000	e	iShares Asia Trust - iShares FTSE/Xinhua A50 China Tracker	2,776
100,000		Jardine Matheson Holdings Ltd	5,009
1,524,427		Kerry Properties Ltd	6,892
5,460,638	e	Li & Fung Ltd	12,497
51,500		Lifestyle International Holdings Ltd	131
202,568	e	Link Real Estate Investment Trust	754
432,915		MTR Corp	1,551
1,614,594		New World Development Ltd	1,944
340,668		Noble Group Ltd	374
121,398		NWS Holdings Ltd	186
19,864		Orient Overseas International Ltd	141
346,749		PCCW Ltd	124
13,155,000	e	Rexcapital Financial Holdings Ltd	1,169
5,907,000	*,e	Samsonite International	10,752
2,424,000	e	Shanghai Real Estate Ltd	122
123,345		Shangri-La Asia Ltd	271
258,964	e	Sino Land Co	415
77,120	*,b,e	Sino-Forest Corp	1
146,000		SJM Holdings Ltd	298
393,904	e	Sun Hung Kai Properties Ltd	4,901
160,793		Swire Pacific Ltd (Class A)	1,802
67,156	*	Swire Properties Ltd	167
1,067,662	e	Wharf Holdings Ltd	5,822
81,780		Wheelock & Co Ltd	247
15,196	e	Wing Hang Bank Ltd	151
66,089		Yue Yuen Industrial Holdings	232

		TOTAL HONG KONG	162,186

INDIA - 0.3%
2,189,562	*	DEN Networks Ltd	4,545
1,530,483		Dhanalakshmi Bank Ltd	2,039

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

2,733,624		DLF Ltd	$10,822
16,968	*,e	Essar Energy plc	42
787,416		Geodesic Information Systems Ltd	775
910,700	*	Hathway Cables and Datacom Pvt Ltd	2,943
400,070		ING Vysya Bank Ltd	2,787
350,000		ITC Ltd	1,558
454,322		LIC Housing Finance Ltd	2,350
765,751		Prestige Estates Projects Ltd	1,509
779,738	f	Puravankara Projects Ltd (purchased 11/26/07, cost $2,222)	1,043
215,510		Sobha Developers Ltd	1,408
1,039,619		Sunteck Realty Ltd	7,751
11,134,353		Unitech Ltd	6,273
393,046		United Spirits Ltd	4,673
5,466	e	Vedanta Resources plc	108

		TOTAL INDIA	50,626

INDONESIA - 0.2%
7,879,000		Bank Rakyat Indonesia	6,005
416,563		PT Astra International Tbk	3,371
12,000,000		PT Bank Negara Indonesia	5,258
5,001,000		PT Harum Energy Indonesia Tbk	4,468
5,933,300		PT Tambang Batubara Bukit Asam Tbk	13,313

		TOTAL INDONESIA	32,415

IRELAND - 1.0%
147,992	*,m	Anglo Irish Bank Corp plc	0	^
63,820		CRH plc	1,305
6,125	e	CRH plc (Ireland)	125
46,888	*	Elan Corp plc	690
490	*	Elan Corp plc (ADR)	7
59,466	e	James Hardie Industries NV	475
13,746		Kerry Group plc (Class A)	636
135,500		Paddy Power plc	8,535
15,748	*	Ryanair Holdings plc	94
1,703,380		Shire Ltd	54,502
187,235		Shire plc (ADR)	17,740
994,147	*,e	Smurfit Kappa Group plc	9,067
3,678,885		WPP plc	50,302
417,121		XL Capital Ltd	9,047

		TOTAL IRELAND	152,525

ISRAEL - 0.5%
57,432		Bank Hapoalim Ltd	213
65,220		Bank Leumi Le-Israel	207
87,327		Bezeq Israeli Telecommunication Corp Ltd	144
1,115		Cellcom Israel Ltd	14
70,000	*	Check Point Software Technologies	4,469
250		Delek Group Ltd	49
1,340		Elbit Systems Ltd	52
22,797		Israel Chemicals Ltd	263
123		Israel Corp Ltd	84
42,434	*	Israel Discount Bank Ltd	57

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

6,605		Mizrahi Tefahot Bank Ltd	$60
2,536	*	Nice Systems Ltd	100
1,710		Partner Communications	13
48,896		Teva Pharmaceutical Industries Ltd	2,206
1,336,803		Teva Pharmaceutical Industries Ltd (ADR)	60,236

		TOTAL ISRAEL	68,167

ITALY - 1.0%
62,000	e	A2A S.p.A.	50
228,506		ACEA S.p.A.	1,453
115,758		Assicurazioni Generali S.p.A.	1,797
11,239		Autogrill S.p.A.	119
29,573		Autostrade S.p.A.	491
66,456	e	Banca Carige S.p.A.	87
885,986		Banca Intesa S.p.A.	1,588
96,435		Banca Intesa S.p.A. RSP	149
354,456		Banca Monte dei Paschi di Siena S.p.A.	149
67,596	e	Banche Popolari Unite Scpa	287
119,528	e	Banco Popolare Scarl	227
1,018,777		De’Longhi S.p.A.	12,596
85,972	e	Enel Green Power S.p.A	163
341,935		Enel S.p.A.	1,236
590,535		ENI S.p.A.	13,839
6,999		Exor S.p.A.	177
75,515	*	FIAT Industrial S.p.A.	806
75,594	e	Fiat S.p.A.	444
36,457	e	Finmeccanica S.p.A.	197
836,409	e	Lottomatica S.p.A.	15,880
11,846	e	Luxottica Group S.p.A.	428
64,598		Mediaset S.p.A.	178
46,592		Mediobanca S.p.A.	274
552,581	e	Pirelli & C S.p.A.	6,574
14,331		Prysmian S.p.A.	252
1,295,779		Saipem S.p.A.	66,947
83,468		Snam Rete Gas S.p.A.	402
317,475		Telecom Italia RSP	312
759,972		Telecom Italia S.p.A.	905
62,203		Terna Rete Elettrica Nazionale S.p.A.	250
1,452,526		UniCredit S.p.A	7,274
774,699	*,e	Yoox S.p.A	12,300

		TOTAL ITALY	147,831

JAPAN - 8.1%
2,100	e	ABC-Mart, Inc	79
3,390		Advance Residence Investment Corp	6,440
662,043	e	Advantest Corp	10,564
223,909	e	Aeon Co Ltd	2,950
9,403	e	Aeon Credit Service Co Ltd	149
9,300		Aeon Mall Co Ltd	217
12,000		Air Water, Inc	156
467,542		Aisin Seiki Co Ltd	16,628
50,529	e	Ajinomoto Co, Inc	636

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

4,757		Alfresa Holdings Corp	$227
62,435	e	All Nippon Airways Co Ltd	189
316,744		Amada Co Ltd	2,151
6,274,448	e	Aozora Bank Ltd	18,242
63,307		Asahi Breweries Ltd	1,407
266,773		Asahi Glass Co Ltd	2,287
460,834		Asahi Kasei Corp	2,860
11,300	e	Asics Corp	129
129,941	e	Astellas Pharma, Inc	5,352
24,653	e	Bank of Kyoto Ltd	225
366,971		Bank of Yokohama Ltd	1,845
25,883	e	Benesse Corp	1,290
600,804		Bridgestone Corp	14,693
204,585		Brother Industries Ltd	2,795
539,897		Canon, Inc	25,827
160,000	e	Capcom Co Ltd	3,667
28,723	e	Casio Computer Co Ltd	207
560	e	Central Japan Railway Co	4,625
295,323	e	Chiba Bank Ltd	1,892
228,000	e	Chiyoda Corp	2,922
312,766		Chubu Electric Power Co, Inc	5,653
82,558		Chugai Pharmaceutical Co Ltd	1,529
13,100		Chugoku Bank Ltd	178
175,653	e	Chugoku Electric Power Co, Inc	3,272
19,842		Citizen Watch Co Ltd	127
7,471		Coca-Cola West Japan Co Ltd	132
121,343	e	Cosmo Oil Co Ltd	339
211,355	e	Credit Saison Co Ltd	4,309
69,076	e	Dai Nippon Printing Co Ltd	711
22,630		Daicel Chemical Industries Ltd	147
32,698	e	Daido Steel Co Ltd	228
88,290	e	Daihatsu Motor Co Ltd	1,629
3,085	e	Dai-ichi Mutual Life Insurance Co	4,310
120,397	e	Daiichi Sankyo Co Ltd	2,201
29,146	e	Daikin Industries Ltd	800
19,563	e	Dainippon Sumitomo Pharma Co Ltd	208
72,111	e	Daito Trust Construction Co Ltd	6,512
59,856		Daiwa House Industry Co Ltd	796
127,300	e	Daiwa Securities Group, Inc	507
31,100	e	Dena Co Ltd	861
56,676		Denki Kagaku Kogyo KK	229
305,945	e	Denso Corp	10,338
21,855	e	Dentsu, Inc	700
3,939	*,e	Digital Garage, Inc	10,316
104,852		East Japan Railway Co	6,619
31,217	e	Eisai Co Ltd	1,241
72,293	e	Electric Power Development Co	1,966
5,300	*,m	Elpida Memory, Inc	0	^
162,344		FamilyMart Co Ltd	6,880
101,443		Fanuc Ltd	18,170
42,218		Fast Retailing Co Ltd	9,686
39,300	e	FCC Co Ltd	883

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

41,822	e	Fuji Electric Holdings Co Ltd	$110
245,684	e	Fuji Folms Holdings Corp	5,816
74,342	e	Fuji Heavy Industries Ltd	607
547		Fuji Television Network, Inc	944
381,991	e	Fujitsu Ltd	2,028
60,167		Fukuoka Financial Group, Inc	268
77,805		Furukawa Electric Co Ltd	209
41,700	e	Gree, Inc	1,051
44,110	e	GS Yuasa Corp	244
29,879		Gunma Bank Ltd	161
31,842		Hachijuni Bank Ltd	188
2,935	e	Hakuhodo DY Holdings, Inc	185
5,037	e	Hamamatsu Photonics KK	192
97,582	e	Hino Motors Ltd	712
3,687	e	Hirose Electric Co Ltd	389
37,744	e	Hiroshima Bank Ltd	173
7,700	e	Hisamitsu Pharmaceutical Co, Inc	366
12,552	e	Hitachi Chemical Co Ltd	228
8,422	e	Hitachi Construction Machinery Co Ltd	188
23,500		Hitachi High-Technologies Corp	564
200,000		Hitachi Kokusai Electric, Inc	1,845
6,427,685	e	Hitachi Ltd	41,587
236,000		Hitachi Medical Corp	3,148
51,000	e	Hitachi Metals Ltd	639
152,284	e	Hokkaido Electric Power Co, Inc	2,240
94,446		Hokuhoku Financial Group, Inc	181
130,131	e	Hokuriku Electric Power Co	2,357
1,301,168	e	Honda Motor Co Ltd	50,113
113,953		Hoya Corp	2,573
88,566	e	Ibiden Co Ltd	2,290
34,747	e	Idemitsu Kosan Co Ltd	3,477
783		Inpex Holdings, Inc	5,324
144,181	e	Isetan Mitsukoshi Holdings Ltd	1,703
6,974,378	e	Ishikawajima-Harima Heavy Industries Co Ltd	17,728
1,128,169		Isuzu Motors Ltd	6,657
1,265,123		Itochu Corp	13,862
103,562	e	Itochu Techno-Science Corp	4,636
19,652		Iyo Bank Ltd	175
299,050		J Front Retailing Co Ltd	1,679
182,000		Japan Aviation Electronics Industry Ltd	1,585
16,500		Japan Petroleum Exploration Co	774
77		Japan Prime Realty Investment Corp	222
119		Japan Real Estate Investment Corp	1,049
193		Japan Retail Fund Investment Corp	287
224,560	e	Japan Steel Works Ltd	1,550
1,576		Japan Tobacco, Inc	8,921
103,804		JFE Holdings, Inc	2,257
205,978	e	JGC Corp	6,428
48,624		Joyo Bank Ltd	223
299,723		JS Group Corp	6,310
22,453	e	JSR Corp	456
36,203		JTEKT Corp	438

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

211		Jupiter Telecommunications Co	$211
825,200		JX Holdings, Inc	5,149
102,372	e	Kajima Corp	313
29,852		Kamigumi Co Ltd	248
33,900	e	Kaneka Corp	206
348,874	e	Kansai Electric Power Co, Inc	5,409
25,480	e	Kansai Paint Co Ltd	258
40,753	e	Kao Corp	1,075
510,212	e	Kawasaki Heavy Industries Ltd	1,577
378,723	e	Kawasaki Kisen Kaisha Ltd	842
1,077	e	KDDI Corp	7,008
199,022	e	Keihin Electric Express Railway Co Ltd	1,743
219,310	e	Keio Corp	1,573
32,426		Keisei Electric Railway Co Ltd	251
13,293		Keyence Corp	3,147
11,795	e	Kikkoman Corp	137
16,131		Kinden Corp	125
386,914	e	Kintetsu Corp	1,474
259,849		Kirin Brewery Co Ltd	3,383
848,084	*	Kobe Steel Ltd	1,387
7,000	e	Koito Manufacturing Co Ltd	114
266,022		Komatsu Ltd	7,649
107,173	e	Konami Corp	3,069
152,113	e	Konica Minolta Holdings, Inc	1,342
89,158		Kubota Corp	863
50,787		Kuraray Co Ltd	722
8,645	e	Kurita Water Industries Ltd	213
56,012		Kyocera Corp	5,181
32,045		Kyowa Hakko Kogyo Co Ltd	358
228,484	e	Kyushu Electric Power Co, Inc	3,262
21,151		Lawson, Inc	1,332
3,016		Mabuchi Motor Co Ltd	138
37,436	e	Makita Corp	1,520
1,381,072	e	Marubeni Corp	10,043
16,709	e	Marui Co Ltd	140
5,496		Maruichi Steel Tube Ltd	129
226,555	e	Matsushita Electric Industrial Co Ltd	2,113
493,150	*,e	Mazda Motor Corp	874
4,900	e	McDonald’s Holdings Co Japan Ltd	130
17,812		Mediceo Paltac Holdings Co Ltd	232
5,249	e	MEIJI Holdings Co Ltd	230
765,264		Millea Holdings, Inc	21,183
17,000		Miraca Holdings, Inc	666
989,219		Mitsubishi Chemical Holdings Corp	5,323
622,295	e	Mitsubishi Corp	14,563
837,814		Mitsubishi Electric Corp	7,481
426,705		Mitsubishi Estate Co Ltd	7,673
47,160	e	Mitsubishi Gas Chemical Co, Inc	317
991,150		Mitsubishi Heavy Industries Ltd	4,830
14,262		Mitsubishi Logistics Corp	169
379,293		Mitsubishi Materials Corp	1,211
468,130	*,e	Mitsubishi Motors Corp	535

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

5,069,554	e	Mitsubishi UFJ Financial Group, Inc	$25,441
7,210		Mitsubishi UFJ Lease & Finance Co Ltd	319
1,070,504	e	Mitsui & Co Ltd	17,668
209,087	e	Mitsui Chemicals, Inc	638
391,137		Mitsui Fudosan Co Ltd	7,553
1,742,099	e	Mitsui OSK Lines Ltd	7,646
178,007	e	Mitsui Sumitomo Insurance Group Holdings, Inc	3,683
1,955,749		Mitsui Trust Holdings, Inc	6,299
8,354,456	e	Mizuho Financial Group, Inc	13,745
314,920	e	Murata Manufacturing Co Ltd	18,789
30,900	e	Nabtesco Corp	640
315,506		Namco Bandai Holdings, Inc	4,577
198,615	*	NEC Corp	418
54,700	*,e	NEC Electronics Corp	384
53,179		NGK Insulators Ltd	766
18,988		NGK Spark Plug Co Ltd	273
18,738		NHK Spring Co Ltd	204
39,906	e	Nidec Corp	3,648
90,381	e	Nikon Corp	2,776
50,758	e	Nintendo Co Ltd	7,709
124		Nippon Building Fund, Inc	1,180
45,184	e	Nippon Electric Glass Co Ltd	398
105,441		Nippon Express Co Ltd	414
12,944	e	Nippon Meat Packers, Inc	165
11,787	e	Nippon Paper Group, Inc	246
97,507	e	Nippon Sheet Glass Co Ltd	151
1,235,884	e	Nippon Steel Corp	3,428
360,130		Nippon Telegraph & Telephone Corp	16,323
965,408	e	Nippon Yusen Kabushiki Kaisha	3,058
50,721		Nishi-Nippon City Bank Ltd	144
1,741,343	e	Nissan Motor Co Ltd	18,723
22,618	e	Nisshin Seifun Group, Inc	275
84,321	e	Nisshin Steel Co Ltd	143
7,735	e	Nissin Food Products Co Ltd	290
2,806		Nitori Co Ltd	254
20,437		Nitto Denko Corp	833
110,600	e	NKSJ Holdings, Inc	2,492
13,051	e	NOK Corp	287
1,864,163		Nomura Holdings, Inc	8,309
11,474		Nomura Real Estate Holdings, Inc	204
73		Nomura Real Estate Office Fund, Inc	436
12,564	e	Nomura Research Institute Ltd	314
502,000		Nomura Topix Exchange Traded Fund	5,301
33,911		NSK Ltd	264
3,250,948		NTN Corp	13,891
157	e	NTT Data Corp	556
5,645	e	NTT DoCoMo, Inc	9,388
145		NTT Urban Development Corp	119
80,259		Obayashi Corp	351
235,398	e	Odakyu Electric Railway Co Ltd	2,226
103,797	e	OJI Paper Co Ltd	504
4,500		Olympus Corp	74

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

75,102	e	Omron Corp	$1,626
80,398	e	Ono Pharmaceutical Co Ltd	4,479
3,003		Oracle Corp Japan	114
43,817	e	Oriental Land Co Ltd	4,700
225,051	*,e	ORIX Corp	21,622
238,981		Osaka Gas Co Ltd	959
16,500		OSG Corp	251
1,987		Otsuka Corp	162
175,500	e	Otsuka Holdings KK	5,203
806,900	e	Park24 Co Ltd	10,911
2,833		Rakuten, Inc	2,970
240,230	e	Resona Holdings, Inc	1,111
77,581	e	Ricoh Co Ltd	762
10,499	e	Rinnai Corp	759
20,924		Rohm Co Ltd	1,038
4,080		Sankyo Co Ltd	201
3,400	e	Sanrio Co Ltd	133
9,156		Santen Pharmaceutical Co Ltd	391
1,622		SBI Holdings, Inc	155
62,334	e	Secom Co Ltd	3,072
635,643		Sega Sammy Holdings, Inc	13,369
9,883	e	Seiko Epson Corp	140
671,951		Sekisui Chemical Co Ltd	5,854
62,920		Sekisui House Ltd	621
467,881		Seven & I Holdings Co Ltd	13,952
42,300		Seven Bank Ltd	93
150,106	e	Sharp Corp	1,106
112,919	e	Shikoku Electric Power Co, Inc	3,186
28,982		Shimadzu Corp	264
1,697		Shimamura Co Ltd	191
5,581	e	Shimano, Inc	337
72,062	e	Shimizu Corp	290
84,800		Shin-Etsu Chemical Co Ltd	4,934
110,649		Shinsei Bank Ltd	146
37,173	e	Shionogi & Co Ltd	516
27,685	e	Shiseido Co Ltd	479
196,301	e	Shizuoka Bank Ltd	2,027
181,654	e	Showa Denko KK	416
22,973	e	Showa Shell Sekiyu KK	147
6,688	e	SMC Corp	1,070
367,360		Softbank Corp	10,937
151,836	e	Sojitz Holdings Corp	273
358,702	e	Sony Corp	7,503
21,700		Sony Financial Holdings, Inc	387
81,499	e	Square Enix Co Ltd	1,719
17,515		Stanley Electric Co Ltd	280
321,600		Start Today Co Ltd	5,939
14,276	*,e	Sumco Corp	176
192,883	e	Sumitomo Chemical Co Ltd	828
419,963	e	Sumitomo Corp	6,105
149,676		Sumitomo Electric Industries Ltd	2,073
68,625		Sumitomo Heavy Industries Ltd	384

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

2,035,400		Sumitomo Metal Industries Ltd	$4,152
114,264		Sumitomo Metal Mining Co Ltd	1,620
1,115,879	e	Sumitomo Mitsui Financial Group, Inc	36,933
310,396		Sumitomo Realty & Development Co Ltd	7,559
420,763		Sumitomo Rubber Industries, Inc	5,645
479,654	e	Suruga Bank Ltd	4,922
8,587		Suzuken Co Ltd	266
56,322		Suzuki Motor Corp	1,357
21,200	e	Sysmex Corp	861
203,700	e	T&D Holdings, Inc	2,378
728,000		Taiheiyo Cement Corp	1,623
124,743		Taisei Corp	326
58,400	*,e	Taisho Pharmaceutical Holdings Co Ltd	4,733
31,357		Taiyo Nippon Sanso Corp	222
110,718		Takashimaya Co Ltd	925
334,348	e	Takeda Pharmaceutical Co Ltd	14,733
368,100		Tamron Co Ltd	11,927
80,181		Tanabe Seiyaku Co Ltd	1,129
44,927	e	TDK Corp	2,575
3,060,613		Teijin Ltd	10,350
52,276	e	Terumo Corp	2,512
61,376	e	THK Co Ltd	1,257
322,878	e	Tobu Railway Co Ltd	1,716
14,075	e	Toho Co Ltd	259
51,000	e	Toho Gas Co Ltd	301
270,515	e	Tohoku Electric Power Co, Inc	3,094
169,160	*,e	Tokyo Electric Power Co, Inc	429
50,210		Tokyo Electron Ltd	2,895
302,624		Tokyo Gas Co Ltd	1,428
394,852	e	Tokyu Corp	1,876
52,414		Tokyu Land Corp	259
106,626		TonenGeneral Sekiyu KK	986
68,427	e	Toppan Printing Co Ltd	538
677,764	e	Toray Industries, Inc	5,055
1,987,481	e	Toshiba Corp	8,827
961,647		Tosoh Corp	2,697
34,681	e	Toto Ltd	262
18,339		Toyo Seikan Kaisha Ltd	265
40,099		Toyo Suisan Kaisha Ltd	1,043
7,797	e	Toyoda Gosei Co Ltd	154
8,000	e	Toyota Boshoku Corp	95
44,861		Toyota Industries Corp	1,367
1,407,648		Toyota Motor Corp	61,250
26,294		Toyota Tsusho Corp	540
8,028	e	Trend Micro, Inc	248
558,000	e	Tsugami Corp	6,435
100,974	e	Tsumura & Co	2,919
349,932		UBE Industries Ltd	957
88,151	e	Uni-Charm Corp	4,653
835,300		United Arrows Ltd	17,523
317,984		Ushio, Inc	4,504
41,653		USS Co Ltd	4,236

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

40,800	e	West Japan Railway Co	$1,642
5,058	e	Yahoo! Japan Corp	1,643
11,777	e	Yakult Honsha Co Ltd	406
6,349	e	Yamada Denki Co Ltd	399
15,666		Yamaguchi Financial Group, Inc	143
11,888		Yamaha Corp	124
31,283		Yamaha Motor Co Ltd	423
5,300	e	Yamato Kogyo Co Ltd	156
49,055		Yamato Transport Co Ltd	762
14,553	e	Yamazaki Baking Co Ltd	209
27,384	e	Yaskawa Electric Corp	259
26,910	*,e	Yokogawa Electric Corp	275

		TOTAL JAPAN	1,200,121

JERSEY, C.I. - 0.0%
8,983		Randgold Resources Ltd	785

		TOTAL JERSEY, C.I.	785

KAZAKHSTAN - 0.0%
12,661		Eurasian Natural Resources Corp	120

		TOTAL KAZAKHSTAN	120

KOREA, REPUBLIC OF - 0.5%
210,000		Daewoo Shipbuilding & Marine Engineering Co Ltd	5,629
110,000		Dongbu Insurance Co Ltd	4,759
232,960		Hanwha Chemical Corp	5,533
140,000		Hanwha Corp	4,038
38,580		Hynix Semiconductor, Inc	998
48,797		Hyundai Motor Co	10,077
27,000		Hyundai Steel Co	2,435
150,000		Kangwon Land, Inc	3,332
113,131		KB Financial Group, Inc	4,148
120,780		Kia Motors Corp	7,926
15,000	*	Korea Kumho Petrochemical	1,888
10,838		LG Chem Ltd	3,548
40,000		LS Cable Ltd	2,829
31,000	*	Mando Corp	4,568
11,650		Samsung Electronics Co Ltd	13,142
170,000		Samsung Heavy Industries Co Ltd	5,686

		TOTAL KOREA, REPUBLIC OF	80,536

LUXEMBOURG - 0.0%
84,971		ArcelorMittal	1,627
1,128,000	e	L’ Occitane International S.A.	2,675
7,527	e	Millicom International Cellular S.A.	854
28,912		SES Global S.A.	718
46,727		Tenaris S.A.	892

		TOTAL LUXEMBOURG	6,766

MACAU - 0.3%
10,598,400	e	Sands China Ltd	41,383

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

138,800	e	Wynn Macau Ltd	$406

		TOTAL MACAU	41,789

MALAYSIA - 0.0%
1,151,800		Public Bank BHD	5,131
33,959		YNH Property BHD	21

		TOTAL MALAYSIA	5,152

MEXICO - 0.1%
200,000		Alfa S.A. de C.V. (Class A)	2,877
692,753		Fresnillo plc	17,763

		TOTAL MEXICO	20,640

NETHERLANDS - 1.4%
163,101	*	Aegon NV	907
23,171		Akzo Nobel NV	1,369
42,826		ASML Holding NV	2,146
6,129		Boskalis Westminster	230
199,159		Chicago Bridge & Iron Co NV (ADR)	8,602
34,455	*	CNH Global NV	1,368
5,541		Corio NV	292
5,733		Delta Lloyd NV	101
8,012		DSM NV	464
488,600		European Aeronautic Defence and Space Co	20,009
6,573		Fugro NV	469
10,857		Heineken Holding NV	508
24,846		Heineken NV	1,381
3,502,251	*	ING Groep NV	29,167
376,426		Koninklijke Ahold NV	5,216
99,534		Koninklijke Philips Electronics NV	2,020
3,517		Koninklijke Vopak NV	203
22,306	*	Qiagen N.V.	347
10,821	e	Randstad Holdings NV	409
209,776		Reed Elsevier NV	2,679
1,789,169		Royal Dutch Shell plc (A Shares)	62,578
651,499		Royal Dutch Shell plc (B Shares)	22,944
140,468		Royal KPN NV	1,546
15,580		SBM Offshore NV	319
35,198		TNT Express NV	435
375,019		Unilever NV	12,760
145,000		Unilever NV (ADR)	4,934
29,343		Wolters Kluwer NV	556
719,246	*	Ziggo NV	22,437

		TOTAL NETHERLANDS	206,396

NEW ZEALAND - 0.0%
122,946		Auckland International Airport Ltd	248
46,739	*	Contact Energy Ltd	181
88,514	e	Fletcher Building Ltd	489
77,676		Sky City Entertainment Group Ltd	251
259,467		Telecom Corp of New Zealand Ltd	516

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

		TOTAL NEW ZEALAND	$1,685

NORWAY - 0.2%
7,643		Aker Kvaerner ASA	129
1,790,281		DNB NOR Holding ASA	23,034
11,008	e	Gjensidige Forsikring BA	130
91,979	e	Norsk Hydro ASA	502
76,506	e	Orkla ASA	606
30,061	e	SeaDrill Ltd	1,129
110,763		Statoil ASA	3,006
276,979		Telenor ASA	5,142
18,768		Yara International ASA	895

		TOTAL NORWAY	34,573

PHILIPPINES - 0.1%
10,195,901	m	Ayala Land, Inc (Preference)	24
3,771,610		Metropolitan Bank & Trust	7,690

		TOTAL PHILIPPINES	7,714

POLAND - 0.0%
120,789		KGHM Polska Miedz S.A.	5,569

		TOTAL POLAND	5,569

PORTUGAL - 0.3%
55,470	e	Banco Espirito Santo S.A.	101
23,082	e	Cimpor Cimentos de Portugal S.A.	154
12,382	*	EDP Renovaveis S.A.	62
98,684		Energias de Portugal S.A.	287
19,168		Galp Energia SGPS S.A.	315
2,061,795	*	Jeronimo Martins SGPS S.A.	41,996
58,908		Portugal Telecom SGPS S.A.	320

		TOTAL PORTUGAL	43,235

RUSSIA - 0.0%
225,000	*	Sberbank of Russian Federation (ADR)	2,894

		TOTAL RUSSIA	2,894

SINGAPORE - 0.7%
224,473		Ascendas Real Estate Investment Trust	361
3,800,000		CapitaCommercial Trust	3,689
880,082		CapitaLand Ltd	2,187
715,362		CapitaMall Trust	1,027
120,000		CapitaMalls Asia Ltd	156
165,868		City Developments Ltd	1,498
165,028		ComfortDelgro Corp Ltd	205
87,584	e	Cosco Corp Singapore Ltd	81
1,125,025		DBS Group Holdings Ltd	12,712
146,034	*	Flextronics International Ltd	1,056
81,103		Fraser and Neave Ltd	433
544,384	*,e	Genting International plc	739
6,222,800	*	Global Logistic Properties	10,907

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

8,596,497		Golden Agri-Resources Ltd	$5,372
514,000	e	Hotel Properties Ltd	802
183,082		Jardine Cycle & Carriage Ltd	7,044
1,198,326		Keppel Corp Ltd	10,473
2,184,000		Keppel Land Ltd	6,042
26,000		K-Green Trust	20
78,465	e	Neptune Orient Lines Ltd	88
130,155	e	Olam International Ltd	245
486,699		Oversea-Chinese Banking Corp	3,455
786,609		SembCorp Industries Ltd	3,302
360,857	e	SembCorp Marine Ltd	1,512
150,492		Singapore Airlines Ltd	1,290
266,560	e	Singapore Exchange Ltd	1,474
502,963	e	Singapore Press Holdings Ltd	1,568
459,896		Singapore Technologies Engineering Ltd	1,189
2,571,704		Singapore Telecommunications Ltd	6,456
52,274	e	StarHub Ltd	129
308,022		United Overseas Bank Ltd	4,498
1,563,965		United Overseas Land Ltd	5,899
170,230	e	Wilmar International Ltd	667
169,000	e	Yangzijiang Shipbuilding	179

		TOTAL SINGAPORE	96,755

SOUTH AFRICA - 0.1%
1,500,000		Life Healthcare Group Holdings Pte Ltd	4,894
220,000		Mr Price Group Ltd	2,709
110,000		Sasol Ltd	5,337

		TOTAL SOUTH AFRICA	12,940

SPAIN - 0.5%
34,079		Abertis Infraestructuras S.A.	580
2,423		Acciona S.A.	169
11,083	e	Acerinox S.A.	143
14,390	e	ACS Actividades Cons y Servicios S.A.	368
870,947		Amadeus IT Holding S.A.	16,452
410,267		Banco Bilbao Vizcaya Argentaria S.A.	3,270
171,773	e	Banco de Sabadell S.A.	468
95,391	e	Banco Popular Espanol S.A.	343
834,337		Banco Santander Central Hispano S.A.	6,416
42,253	*,e	Bankia SAU	153
26,014	e	Bankinter S.A.	137
39,440		Cintra Concesiones de Infraestructuras de Transporte S.A.	453
74,210	e	Corp Mapfre S.A.	239
77,346	e	Criteria Caixacorp S.A.	301
2,605,680	*,e	Distribuidora Internacional de Alimentacion S.A.	12,915
10,136		Enagas	195
4,778	e	Fomento de Construcciones y Contratas S.A.	107
18,045		Gas Natural SDG S.A.	289
12,747	e	Grifols S.A.	272
398,013		Iberdrola S.A.	2,260
125,678		Inditex S.A.	12,027
8,218	e	Indra Sistemas S.A.	101

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

5,839		Red Electrica de Espana	$286
75,660		Repsol YPF S.A.	1,902
413,677		Telefonica S.A.	6,787
14,638	e	Zardoya Otis S.A.	190

		TOTAL SPAIN	66,823

SWEDEN - 0.7%
34,713		Alfa Laval AB	714
16,319		Assa Abloy AB (Class B)	511
66,556	e	Atlas Copco AB (A Shares)	1,610
38,233		Atlas Copco AB (B Shares)	824
1,010,178	*	Biovitrum AB	3,421
213,703		Boliden AB	3,361
250,000	e	Castellum AB	3,150
23,774	e	Electrolux AB (Series B)	502
296,617		Ericsson (LM) (B Shares)	3,069
19,797	e	Getinge AB (B Shares)	564
508,811		Hennes & Mauritz AB (B Shares)	18,393
330,573		Hexagon AB (B Shares)	6,420
5,086	e	Holmen AB (B Shares)	140
41,426	e	Husqvarna AB (B Shares)	250
5,908		Industrivarden AB	88
470,800		Intrum Justitia AB	7,827
45,149		Investor AB (B Shares)	1,001
11,097		Kinnevik Investment AB (Series B)	258
11,556	*,e	Lundin Petroleum AB	248
2,327		Modern Times Group AB (B Shares)	128
288,675	e	Nordea Bank AB	2,625
10,290		Ratos AB (B Shares)	143
605,957		Sandvik AB	8,744
32,245		Scania AB (B Shares)	671
29,744		Securitas AB (B Shares)	287
145,356	e	Skandinaviska Enskilda Banken AB (Class A)	1,033
40,019		Skanska AB (B Shares)	693
160,402		SKF AB (B Shares)	3,915
16,426	e	Ssab Svenskt Stal AB (Series A)	155
56,928	e	Svenska Cellulosa AB (B Shares)	986
48,480	e	Svenska Handelsbanken (A Shares)	1,546
67,244	e	Swedbank AB (A Shares)	1,045
423,979		Swedish Match AB	16,872
30,834		Tele2 AB (B Shares)	630
218,146		TeliaSonera AB	1,522
330,000		Trelleborg AB (B Shares)	3,446
123,656		Volvo AB (B Shares)	1,801

		TOTAL SWEDEN	98,593

SWITZERLAND - 2.8%
167,734		ABB Ltd	3,433
10,242		Actelion Ltd	374
316,205		Adecco S.A.	16,562
8,439		Aryzta AG.	417
4,812		Baloise Holding AG.	388

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

83		Barry Callebaut AG.	$83
442,983		Compagnie Financiere Richemont S.A.	27,766
738,436		Credit Suisse Group	21,047
3,964		Geberit AG.	828
791		Givaudan S.A.	762
71,940	e	Glencore International AG.	449
24,290		Holcim Ltd	1,581
10,739		Julius Baer Group Ltd	434
10,584		Julius Baer Holding AG.	154
5,346		Kuehne & Nagel International AG.	723
81		Lindt & Spruengli AG.	260
10		Lindt & Spruengli AG. (Reg)	372
79,765		Lonza Group AG.	4,122
1,530,412		Nestle S.A.	96,288
1,159,669		Novartis AG.	64,197
2,479		Pargesa Holding S.A.	178
736		Partners Group	144
4,737		Phonak Holding AG.	526
279,311		Roche Holding AG.	48,609
2,623		Schindler Holding AG.	316
1,027		Schindler Holding AG. (Reg)	123
505		SGS S.A.	982
103		Sika AG.	223
66,604		STMicroelectronics NV	545
790	*	Straumann Holding AG.	134
1,192		Sulzer AG.	169
3,284		Swatch Group AG.	1,510
2,987		Swatch Group AG. Reg	240
3,137		Swiss Life Holding	373
511,788		Swiss Re Ltd	32,683
2,343	e	Swisscom AG.	947
173,190		Syngenta AG.	59,678
6,170	g	Synthes, Inc 144A	1,070
432,900	*,e	Temenos Group AG.	8,018
17,971		Transocean Ltd	982
617,714	*	UBS AG. (Switzerland)	8,657
24,569		Zurich Financial Services AG.	6,604

		TOTAL SWITZERLAND	412,951

TAIWAN - 0.4%
1,000,000		Catcher Technology Co Ltd	7,089
613,000		Cleanaway Co Ltd	4,387
2,311,740		Hon Hai Precision Industry Co, Ltd	9,000
1,762,000		King Slide Works Co Ltd	10,656
1,200,000		Taiwan Mobile Co Ltd	3,659
360,000		Taiwan Semiconductor Manufacturing Co Ltd	1,035
400,000		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	6,112
2,058,230		TSRC Corp	5,274
8,800,000		United Microelectronics Corp	4,286

		TOTAL TAIWAN	51,498

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

THAILAND - 0.3%
850,000		Bangkok Bank PCL (ADR)	$5,103
5,538,000		Bank of Ayudhya PCL - NVDR	4,851
269,437		Banpu PCL	5,325
4,227,800		Charoen Pokphand Foods PCL	5,112
1,157,000		Kasikornbank PCL - NVDR	5,777
7,600,000		Krung Thai Bank PCL	4,311
1,701,654	*	PTT Global Chemical PCL	3,914
633,000		PTT PCL	7,263

		TOTAL THAILAND	41,656

TURKEY - 0.1%
500,000		Ford Otomotiv Sanayi AS	4,716
200,000		Koza Altin Isletmeleri AS	3,798
930,000		Tofas Turk Otomobil Fabrik	3,981
1,025,936		Turk Telekomunikasyon AS	4,469

		TOTAL TURKEY	16,964

UKRAINE - 0.1%
569,454	*,f	MHP SA (GDR) (purchased 01/07/12, cost $9,881)	7,973

		TOTAL UKRAINE	7,973

UNITED KINGDOM - 8.6%
95,351		3i Group plc	327
14,627	*,e	Acergy S.A.	387
18,642	e	Admiral Group plc	354
2,400,000	*	Afren plc	5,131
1,291,971	e	Aggreko plc	46,523
17,925		AMEC plc	318
449,761		Anglo American plc (London)	16,859
1,263,601		Antofagasta plc	23,351
70,181		ARM Holdings plc	662
2,467,900		Ashtead Group plc	10,221
246,329	*,e	ASOS plc	7,031
263,386		Associated British Foods plc	5,143
135,869		AstraZeneca plc	6,039
1,122,234	*,e	Avanti Communications Group plc	4,667
562,461		Aveva Group plc	14,928
279,619		Aviva plc	1,484
2,086,906		AZ Electronic Materials S.A.	9,657
18,191		Babcock International Group	232
335,091		BAE Systems plc	1,608
67,470		Balfour Beatty plc	308
13,517,130		Barclays plc	50,939
3,796,206		BG Group plc	88,021
450,689		BHP Billiton plc	13,812
5,130,100	*,e	Blinkx plc	4,991
5,014,327		BP plc	37,343
1,472		BP plc (ADR)	66
698,925		British American Tobacco plc	35,208
634,874		British Land Co plc	4,873
1,496,951		British Sky Broadcasting plc	16,194
9,105,268		BT Group plc	32,983

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

316,257		Bunzl plc	$5,086
593,822		Burberry Group plc	14,236
31,886		Capita Group plc	374
800,000	e	Carillion plc	3,819
9,238		Carnival plc	295
5,479,155		Centrica plc	27,738
54,579		Cobham plc	200
185,616		Compass Group plc	1,946
750,000	*	Cove Energy plc	2,570
539,608		Croda International plc	18,174
1,590,584		Diageo plc	38,295
204,695		Ensco International plc (ADR)	10,835
257,464		Experian Group Ltd	4,016
83,652		GKN plc	276
1,884,465		GlaxoSmithKline plc	42,129
132,831		Group 4 Securicor plc	579
71,895		Hammerson plc	478
7,124,637		HSBC Holdings plc	63,283
55,418		ICAP plc	348
1,996,481	*	Imagination Technologies Group plc	21,842
240,000		IMI plc	3,732
491,559		Imperial Tobacco Group plc	19,941
21,730		Inmarsat plc	160
27,141		Intercontinental Hotels Group plc	631
70,215	*	International Consolidated Airlines	202
410,718	e	International Power plc	2,661
8,319		Intertek Group plc	334
41,045		Invensys plc	131
47,795		Investec plc	292
189,846		ITV plc	269
119,157		J Sainsbury plc	593
11,582		Johnson Matthey plc	437
11,128		Kazakhmys plc	162
122,856		Kingfisher plc	603
75,922		Land Securities Group plc	878
11,904,592		Legal & General Group plc	24,899
50,829		Liberty International plc	269
3,138,300	*	Lloyds TSB Group plc	1,689
235,251		London Stock Exchange Group plc	3,893
8,378		Lonmin plc	137
173,687		Man Group plc	375
82,404	e	Marks & Spencer Group plc	499
40,290		Meggitt plc	261
540,000		Mondi plc	5,100
8,407,850	*	Monitise plc	5,178
445,253		National Grid plc	4,488
2,552,423	e	New Carphone Warehouse plc	6,132
309,566		New World Resources plc (A Shares)	2,116
378,413		Next plc	18,042
536,780		Old Mutual plc	1,363
1,215,358		Pearson plc	22,653
23,179		Petrofac Ltd	646

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

2,688,869		Prudential plc	$32,219
241,644		Reckitt Benckiser Group plc	13,672
283,209		Reed Elsevier plc	2,510
76,895		Resolution Ltd	321
86,820		Rexam plc	595
1,221,993		Rio Tinto plc	67,732
85,400	e	Rio Tinto plc (ADR)	4,747
1,228,459	*	Rockhopper Exploration plc	6,460
1,506,668		Rolls-Royce Group plc	19,573
347,735	e	Royal & Sun Alliance Insurance Group plc	582
1,707,002	*	Royal Bank of Scotland Group plc	754
69,541		SABMiller plc	2,793
132,931		Sage Group plc	636
12,022		Schroders plc	304
92,359		Scottish & Southern Energy plc	1,964
71,523		Segro plc	269
48,511	e	Serco Group plc	421
23,385		Severn Trent plc	578
88,055		Smith & Nephew plc	892
371,152		Smiths Group plc	6,247
180,000	e	Spectris plc	5,194
2,093,328		Standard Chartered plc	52,274
225,263		Standard Life plc	828
24,103		Tate & Lyle plc	272
613,673	*	Telecity Group plc	7,237
670,066		Tesco plc	3,537
53,747		TUI Travel plc	169
3,188,503		Tullow Oil plc	77,932
191,900		Ultra Electronics Holdings	5,372
246,799		Unilever plc	8,142
3,631,384	*	Unitech Corporate Parks plc	1,859
67,499		United Utilities Group plc	649
175,000		Victrex plc	3,778
530,758		Virgin Media, Inc	13,258
20,058,772		Vodafone Group plc	55,329
10,979	e	Weir Group plc	310
17,285		Whitbread plc	510
900,000	e	William Hill plc	3,762
211,705		WM Morrison Supermarkets plc	1,009
739,389		Wolseley plc	28,250
879,993		Xstrata plc	15,076
2,471,170		Yule Catto & Co plc	9,800

		TOTAL UNITED KINGDOM	1,282,761

UNITED STATES - 52.1%
66,440		3M Co	5,927
77,500		A.O. Smith Corp	3,483
859,523		Abbott Laboratories	52,680
37,662		Abercrombie & Fitch Co (Class A)	1,868
264,595		Accenture plc	17,066
678,624		ACE Ltd	49,675
457,588		Activision Blizzard, Inc	5,866

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

295,884	*	Adobe Systems, Inc	$10,152
74,921		Advance Auto Parts, Inc	6,636
17,899	*	Advanced Micro Devices, Inc	144
1,842	*	Aecom Technology Corp	41
134,113	*	AES Corp	1,753
216,199		Aetna, Inc	10,845
248,082		Aflac, Inc	11,409
110,406	*	AGCO Corp	5,212
122,629	*	Agilent Technologies, Inc	5,458
22,326		Air Products & Chemicals, Inc	2,049
17,759		Airgas, Inc	1,580
5,913	*	Akamai Technologies, Inc	217
31,259		Alcoa, Inc	313
121,189		Alexion Pharmaceuticals, Inc	11,254
235,417	*	Alkermes PLC	4,367
645		Alleghany Corp	212
3,165		Allegheny Technologies, Inc	130
203,883		Allergan, Inc	19,457
199,497	*,e	Alliance Data Systems Corp	25,129
50,467		Alliant Energy Corp	2,186
19,380		Allied World Assurance Co Holdings Ltd	1,331
1,223	*	Allscripts Healthcare Solutions, Inc	20
162,975		Allstate Corp	5,365
70,168	*	Alpha Natural Resources, Inc	1,067
10,072		Altera Corp	401
588,371		Altria Group, Inc	18,163
104,661	*	Amazon.com, Inc	21,195
60,159		AMB Property Corp	2,167
1,154	*	AMC Networks, Inc	52
3,779	*	Amdocs Ltd	119
18,102		Ameren Corp	590
3,334		American Eagle Outfitters, Inc	57
59,334		American Electric Power Co, Inc	2,289
100,536		American Express Co	5,817
86,600		American Financial Group, Inc	3,341
15,444	*	American International Group, Inc	476
204,812		American Tower Corp	12,907
217,736		American Water Works Co, Inc	7,410
55,942		Ameriprise Financial, Inc	3,196
135,069		AmerisourceBergen Corp	5,360
36,175		Ametek, Inc	1,755
631,208		Amgen, Inc	42,916
13,953		Amphenol Corp (Class A)	834
488,099		Anadarko Petroleum Corp	38,238
87,567		Analog Devices, Inc	3,538
356,112	e	Annaly Capital Management, Inc	5,634
10,110	*	Annie’s, Inc	352
179,297	*	AON Corp	8,796
348,723		Apache Corp	35,026
37,593	*	Apollo Group, Inc (Class A)	1,452
632,100	*	Apple, Inc	378,925
102,726		Applied Materials, Inc	1,278

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

207,952		Arch Capital Group Ltd	$7,744
6,511		Arch Coal, Inc	70
117,234		Archer Daniels Midland Co	3,712
116,829	*	Arrow Electronics, Inc	4,903
314,769		Ashland, Inc	19,220
11,927		Assurant, Inc	483
85,400		Assured Guaranty Ltd	1,411
3,242,259		AT&T, Inc	101,256
31,485	*	Autodesk, Inc	1,333
121,566	e	Autoliv, Inc	8,151
162,126		Automatic Data Processing, Inc	8,948
1,375	*,e	Autonation, Inc	47
28,182	*	Autozone, Inc	10,478
759,774		Avago Technologies Ltd	29,608
8,614		AvalonBay Communities, Inc	1,218
3,220		Avery Dennison Corp	97
23,311	*	Avnet, Inc	848
35,466		Avon Products, Inc	687
422,794		Axis Capital Holdings Ltd	14,024
56,057	*	Babcock & Wilcox Co	1,443
263,673		Baker Hughes, Inc	11,058
33,162		Ball Corp	1,422
4,827,300		Bank of America Corp	46,197
59,849		Bank of New York Mellon Corp	1,444
4,884		Bard (C.R.), Inc	482
546,503		Baxter International, Inc	32,670
136,102		BB&T Corp	4,272
23,183		Beam, Inc	1,358
32,661		Becton Dickinson & Co	2,536
264,663	*	Bed Bath & Beyond, Inc	17,407
140,491	*	Berkshire Hathaway, Inc (Class B)	11,401
142,043		Best Buy Co, Inc	3,364
86,713	*	Biogen Idec, Inc	10,923
380	*	Bio-Rad Laboratories, Inc (Class A)	39
31,962		BlackRock, Inc	6,549
889,154		Blackstone Group LP	14,173
202,809	*	BMC Software, Inc	8,145
639,965		Boeing Co	47,594
39,020	*,e	BorgWarner, Inc	3,291
177,859		Boston Properties, Inc	18,673
125,251	*	Boston Scientific Corp	749
245,000		Brinker International, Inc	6,750
316,289		Bristol-Myers Squibb Co	10,675
50,659		Broadcom Corp (Class A)	1,991
94,504	e	Brookfield Office Properties, Inc (Toronto)	1,644
11,267		Brown-Forman Corp (Class B)	940
20,390		Bunge Ltd	1,395
254,564		CA, Inc	7,016
108,404		Cablevision Systems Corp (Class A)	1,591
120,354		Cabot Oil & Gas Corp	3,751
97,000	*	CACI International, Inc (Class A)	6,042
16,938	*	Calpine Corp	291

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

137,618	*	Cameron International Corp	$7,270
6,259	e	Campbell Soup Co	212
240,162		Capital One Financial Corp	13,387
171,899		Cardinal Health, Inc	7,411
204,372	*	CareFusion Corp	5,299
11,394	*	Carmax, Inc	395
14,354		Carnival Corp	460
214,970		Caterpillar, Inc	22,899
24,311	*	CBRE Group, Inc	485
708,541		CBS Corp (Class B)	24,027
12,643		Celanese Corp (Series A)	584
206,303	*	Celgene Corp	15,993
1,352,054		Centerpoint Energy, Inc	26,662
156,433		CenturyTel, Inc	6,046
148,017		Cerner Corp	11,273
86,416		CF Industries Holdings, Inc	15,784
5,242		CH Robinson Worldwide, Inc	343
130,000	*	Charles River Laboratories International, Inc	4,692
175,780		Charles Schwab Corp	2,526
33,386		Chesapeake Energy Corp	774
1,329,504		Chevron Corp	142,576
1,884,013	e	Chimera Investment Corp	5,332
1,002	*	Chipotle Mexican Grill, Inc (Class A)	419
182,512		Chubb Corp	12,613
341,364		Church & Dwight Co, Inc	16,792
210,134		Cigna Corp	10,349
11,690		Cimarex Energy Co	882
8,965		Cincinnati Financial Corp	309
3,741		Cintas Corp	146
4,073,699		Cisco Systems, Inc	86,159
100,369	*	CIT Group, Inc	4,139
884,104		Citigroup, Inc	32,314
42,801	*	Citrix Systems, Inc	3,377
60,000		Clean Harbors, Inc	4,040
107,395		Cleveland-Cliffs, Inc	7,438
17,764		Clorox Co	1,221
3,977		CME Group, Inc	1,151
96,449		Coach, Inc	7,454
174,027	*	Cobalt International Energy, Inc	5,226
1,210,805		Coca-Cola Co	89,612
531,289		Coca-Cola Enterprises, Inc	15,195
15,192	*	Cognizant Technology Solutions Corp (Class A)	1,169
95,687		Colgate-Palmolive Co	9,356
1,098,349		Comcast Corp (Class A)	32,961
87,790		Comcast Corp (Special Class A)	2,591
37,556		Comerica, Inc	1,215
83,130		Computer Sciences Corp	2,489
197,114		ConAgra Foods, Inc	5,176
177,217	*	Concho Resources, Inc	18,090
395,340		ConocoPhillips	30,050
258,956		Consol Energy, Inc	8,830
89,678		Consolidated Edison, Inc	5,239

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

5,383	*	Constellation Brands, Inc (Class A)	$127
21,910	*,e	Continental Resources, Inc	1,880
931		Con-Way, Inc	30
136,678		Cooper Industries plc	8,741
235,102		Corn Products International, Inc	13,554
117,054		Corning, Inc	1,648
247,273		Costco Wholesale Corp	22,452
6,144	*	Covance, Inc	293
115,259	*	Coventry Health Care, Inc	4,100
89,851		Covidien plc	4,913
999		Crane Co	48
5,340	*,e	Cree, Inc	169
46,991	*	Crown Castle International Corp	2,506
560,641	*	Crown Holdings, Inc	20,648
518,994		CSX Corp	11,169
118,975		Cummins, Inc	14,282
896,502		CVS Corp	40,163
341,285		Cytec Industries, Inc	20,747
325,431		Dana Holding Corp	5,044
717,454		Danaher Corp	40,177
113,336		Darden Restaurants, Inc	5,798
215,238	*	DaVita, Inc	19,408
63,447		Deere & Co	5,133
908,850	*	Dell, Inc	15,087
47,292	*	Delta Air Lines, Inc	469
563,203	*	Denbury Resources, Inc	10,267
47,554		Dentsply International, Inc	1,908
40,196		Devon Energy Corp	2,859
23,772	e	Diamond Offshore Drilling, Inc	1,587
1,639		Dick’s Sporting Goods, Inc	79
31,073	e	Digital Realty Trust, Inc	2,299
97,385	e	Dillard’s, Inc (Class A)	6,137
446,103	*	DIRECTV	22,011
640,317		Discover Financial Services	21,348
468,961	*	Discovery Communications, Inc (Class A)	23,729
22,072	*	Discovery Communications, Inc (Class C)	1,035
795,447		DISH Network Corp (Class A)	26,194
1,658	*	Dolby Laboratories, Inc (Class A)	63
183,384	*	Dollar General Corp	8,472
117,499	*	Dollar Tree, Inc	11,103
89,199		Dominion Resources, Inc	4,568
28,080		Domtar Corp	2,678
2,274		Douglas Emmett, Inc	52
29,874		Dover Corp	1,880
1,258,978		Dow Chemical Co	43,611
532,372		DR Horton, Inc	8,076
31,581	e	Dr Pepper Snapple Group, Inc	1,270
113,747		DSW, Inc (Class A)	6,230
55,254		DTE Energy Co	3,041
210,615		Du Pont (E.I.) de Nemours & Co	11,142
455,930		Duke Energy Corp	9,579
20,321		Duke Realty Corp	291

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

1,591		Dun & Bradstreet Corp	$135
63,980	*	E*Trade Financial Corp	701
106,199		East West Bancorp, Inc	2,452
31,424		Eastman Chemical Co	1,624
61,916		Eaton Corp	3,085
3,660		Eaton Vance Corp	105
760,813	*	eBay, Inc	28,066
607	*	EchoStar Corp (Class A)	17
372,447		Ecolab, Inc	22,987
42,188		Edison International	1,793
210,915	*	Edwards Lifesciences Corp	15,340
443,547		El Paso Corp	13,107
30,287	*	Electronic Arts, Inc	499
164,018		Eli Lilly & Co	6,605
929,886	*	EMC Corp	27,785
84,663		Emerson Electric Co	4,418
2,346		Energen Corp	115
2,214	*	Energizer Holdings, Inc	164
18,985		Entergy Corp	1,276
70,834		EOG Resources, Inc	7,870
6,417		Equifax, Inc	284
39,260		Equitable Resources, Inc	1,893
28,225		Equity Residential	1,767
10,000	e	Essex Property Trust, Inc	1,515
173,456		Estee Lauder Cos (Class A)	10,744
46,472		Everest Re Group Ltd	4,300
4,031	*	ExactTarget, Inc	105
927,102		Exelon Corp	36,352
34,650	e	Expedia, Inc	1,159
27,921		Expeditors International Washington, Inc	1,299
120,000	*	Express Parent LLC	2,998
165,605	*	Express Scripts, Inc	8,972
2,093,239	d	Exxon Mobil Corp	181,547
12,774	*	F5 Networks, Inc	1,724
35,382		Family Dollar Stores, Inc	2,239
42,992		Fastenal Co	2,326
100,000	*	Federal Mogul Corp (Class A)	1,721
21,845		Federal Realty Investment Trust	2,114
154,897		FedEx Corp	14,244
260,000	*	Ferro Corp	1,544
28,757		Fidelity National Information Services, Inc	952
117,231		Fidelity National Title Group, Inc (Class A)	2,114
390,845		Fifth Third Bancorp	5,491
2,660	*,e	First Solar, Inc	67
106,483		FirstEnergy Corp	4,854
27,661	*	Fiserv, Inc	1,919
4,853		Flir Systems, Inc	123
10,444		Flowserve Corp	1,206
72,095		Fluor Corp	4,329
2,221		FMC Corp	235
150,900		FMC Technologies, Inc	7,608
372,000		Foot Locker, Inc	11,551

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

1,750,689		Ford Motor Co	$21,866
51,898	*	Forest Laboratories, Inc	1,800
1,614	*	Fossil, Inc	213
34,713		Franklin Resources, Inc	4,305
643,157		Freeport-McMoRan Copper & Gold, Inc (Class B)	24,466
380,139	e	Frontier Communications Corp	1,585
273,496	e	GameStop Corp (Class A)	5,973
30,959		Gap, Inc	809
42,781	e	Garmin Ltd	2,009
29,035		General Dynamics Corp	2,131
4,139,002		General Electric Co	83,070
56,082		General Growth Properties, Inc	953
401,434		General Mills, Inc	15,837
18,159,000	*	General Motors Co	0	^
26,439,985	*	General Motors Co	0	^
4,461,000	*	General Motors Co	0	^
18,106,794	*,e	General Motors Co	0	^
19,417,463	*	General Motors Co	0	^
69,850,000	*	General Motors Co	0	^
530,757	*	General Motors Co	0	^
203,854	*	General Motors Co	5,229
29,845,445	*	General Motors Co	0	^
13,592,224	*	General Motors Co	0	^
61,921,000	*,e	General Motors Co	0	^
25,327		Genuine Parts Co	1,589
154,422	*	Genworth Financial, Inc (Class A)	1,285
135,000	*	Georgia Gulf Corp	4,709
810,475	*	Gilead Sciences, Inc	39,592
1,562		Global Payments, Inc	74
416,248		Goldman Sachs Group, Inc	51,769
104,567		Goodrich Corp	13,117
33,022	*	Goodyear Tire & Rubber Co	370
194,880	*	Google, Inc (Class A)	124,965
4,037	*,e	Green Mountain Coffee Roasters, Inc	189
200,000	*,e	GT Solar International, Inc	1,654
1,039		Guess?, Inc	32
41,940		H&R Block, Inc	691
1		H.B. Fuller Co	0	^
151,116		H.J. Heinz Co	8,092
412,936		Halliburton Co	13,705
31,092		Harley-Davidson, Inc	1,526
3,926		Harris Corp	177
13,041		Hartford Financial Services Group, Inc	275
10,189		Hasbro, Inc	374
5,511		HCA Holdings, Inc	136
30,158		HCP, Inc	1,190
31,027		Health Care REIT, Inc	1,705
2,198	*	Health Net, Inc	87
322,265	*	Healthsouth Corp	6,600
39,419		Helmerich & Payne, Inc	2,127
4,597	*	Henry Schein, Inc	348
184,467		Herbalife Ltd	12,695

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

68,775		Hershey Co	$4,218
8,563	*	Hertz Global Holdings, Inc	129
90,731		Hess Corp	5,349
1,693,599		Hewlett-Packard Co	40,358
69,125		Holly Corp	2,222
352,237	*	Hologic, Inc	7,591
713,875		Home Depot, Inc	35,915
1,114,955		Honeywell International, Inc	68,068
4,571		Hormel Foods Corp	135
179,828	*	Hospira, Inc	6,724
206,343		Host Marriott Corp	3,388
599	*,e	Hovnanian Enterprises, Inc (Class A)	1
49,483		Hudson City Bancorp, Inc	362
154,817		Humana, Inc	14,317
1,195,812		Huntington Bancshares, Inc	7,713
1,501	*	Huntington Ingalls	60
81,651		Huntsman Corp	1,144
283,903		IAC/InterActiveCorp	13,937
1,386	*	IHS, Inc (Class A)	130
155,197		Illinois Tool Works, Inc	8,865
186,792	*,e	Illumina, Inc	9,827
52,211		Ingersoll-Rand plc	2,159
2,375		Integrys Energy Group, Inc	126
1,926,083		Intel Corp	54,142
192,702	*	IntercontinentalExchange, Inc	26,481
656,240		International Business Machines Corp	136,924
2,640		International Flavors & Fragrances, Inc	155
25,562		International Game Technology	429
89,382		International Paper Co	3,137
1,174,512		Interpublic Group of Cos, Inc	13,401
139,744		Intuit, Inc	8,403
10,699	*	Intuitive Surgical, Inc	5,796
107,731		Invesco Ltd	2,873
4,702		Iron Mountain, Inc	135
1,399,475	e	iShares MSCI Canada Index Fund	39,661
2,277,400		iShares MSCI EAFE Index Fund	125,029
1,792,078	e	iShares MSCI Japan Index Fund	18,243
20,000	*,e	ITT Educational Services, Inc	1,323
39,465		J.B. Hunt Transport Services, Inc	2,146
3,709		J.M. Smucker Co	302
303,000		Jabil Circuit, Inc	7,611
12,396	*	Jacobs Engineering Group, Inc	550
518,992		Janus Capital Group, Inc	4,624
769,888		Jarden Corp	30,973
4,965		JC Penney Co, Inc	176
70,000	*	JDS Uniphase Corp	1,014
570,575		Johnson & Johnson	37,635
199,553		Johnson Controls, Inc	6,481
789		Jones Lang LaSalle, Inc	66
119,136		Joy Global, Inc	8,757
1,713,461		JPMorgan Chase & Co	78,785
694,836	*	Juniper Networks, Inc	15,898

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

83,257	*	Kansas City Southern Industries, Inc	$5,969
1,399	e	KB Home	12
500,717		KBR, Inc	17,800
18,721		Kellogg Co	1,004
50,000		Kennametal, Inc	2,227
209,986		Keycorp	1,785
67,527		Kimberly-Clark Corp	4,990
31,236	e	Kimco Realty Corp	602
2,836	e	Kinder Morgan Management LLC	212
62,555	e	Kinder Morgan, Inc	2,418
999	*	Kirby Corp	66
130,642		Kla-Tencor Corp	7,109
82,078		Kohl’s Corp	4,106
44,419	*	Kosmos Energy LLC	588
1,075,898		Kraft Foods, Inc (Class A)	40,895
572,203		Kroger Co	13,865
13,898		L-3 Communications Holdings, Inc	984
5,253	*	Laboratory Corp of America Holdings	481
8,960	*	Lam Research Corp	400
999		Landstar System, Inc	58
258,138	*	Laredo Petroleum Holdings, Inc	6,051
347,053		Las Vegas Sands Corp	19,980
1,039	*,e	Leap Wireless International, Inc	9
127,268		Lear Corp	5,917
4,278		Legg Mason, Inc	120
4,215		Leggett & Platt, Inc	97
2,821	e	Lennar Corp (Class A)	77
6,618		Leucadia National Corp	173
226,790	*	Level 3 Communications, Inc	5,835
119,380		Lexmark International, Inc (Class A)	3,968
41,887	*	Liberty Global, Inc (Class A)	2,098
5,997	*	Liberty Global, Inc (Series C)	287
22,235	*	Liberty Interactive LLC	1,960
191,372	*	Liberty Media Holding Corp (Interactive A)	3,653
8,212		Liberty Property Trust	293
146,637	*	Life Technologies Corp	7,159
580,201		Limited Brands, Inc	27,850
2,098		Lincare Holdings, Inc	54
15,899		Lincoln National Corp	419
30,403		Linear Technology Corp	1,025
57,937		Lockheed Martin Corp	5,206
20,263		Loews Corp	808
284,074		Lorillard, Inc	36,782
149,033		Lowe’s Companies, Inc	4,677
56,839	*	LSI Logic Corp	493
70,221		LyondellBasell Industries AF S.C.A	3,065
3,731		M&T Bank Corp	324
35,306		Macerich Co	2,039
579,946		Macy’s, Inc	23,041
1	*	Madison Square Garden, Inc	0	^
7,097		Manpower, Inc	336
278,146		Marathon Oil Corp	8,817

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

92,568		Marathon Petroleum Corp	$4,014
14,499		Marriott International, Inc (Class A)	549
580	*	Marriott Vacations Worldwide Corp	17
336,400		Marsh & McLennan Cos, Inc	11,031
7,153	e	Martin Marietta Materials, Inc	613
206,906	*	Marvell Technology Group Ltd	3,255
744,861		Masco Corp	9,959
58,093		Mastercard, Inc (Class A)	24,430
52,541		Mattel, Inc	1,769
189,387		Maxim Integrated Products, Inc	5,415
3,813		McCormick & Co, Inc	208
202,834	*	McDermott International, Inc	2,598
323,203		McDonald’s Corp	31,706
216,130		McGraw-Hill Cos, Inc	10,476
96,609		McKesson Corp	8,479
679		MDC Holdings, Inc	18
10,778		MDU Resources Group, Inc	241
185,172		Mead Johnson Nutrition Co	15,273
19,428		MeadWestvaco Corp	614
79,095	*	Medco Health Solutions, Inc	5,560
111,423		Medtronic, Inc	4,367
1,569,885		Merck & Co, Inc	60,284
450,440		Metlife, Inc	16,824
12,786	*	MetroPCS Communications, Inc	115
7,657	*	Mettler-Toledo International, Inc	1,415
10,233	*	MGM Mirage	139
6,217	e	Microchip Technology, Inc	231
1,143,395	*	Micron Technology, Inc	9,261
4,740,971		Microsoft Corp	152,896
11,835	*	Millennial Media, Inc	278
51,925	*	Mohawk Industries, Inc	3,454
5,001		Molson Coors Brewing Co (Class B)	226
294,318		Monsanto Co	23,475
43,481		Monster Beverage Corp	2,700
16,934		Moody’s Corp	713
473,190		Morgan Stanley	9,293
46,282		Mosaic Co	2,559
18,006	*	Motorola Mobility Holdings, Inc	707
49,383		Motorola, Inc	2,510
773		MSC Industrial Direct Co (Class A)	64
46,668		Murphy Oil Corp	2,626
511,025	*	Mylan Laboratories, Inc	11,983
28,686	*	Nabors Industries Ltd	502
3,912	*	Nasdaq Stock Market, Inc	101
201,360		National Oilwell Varco, Inc	16,002
1,239	*	Navistar International Corp	50
67,971	*	NetApp, Inc	3,043
13,337	*,e	NetFlix, Inc	1,534
50,000	*	NeuStar, Inc (Class A)	1,863
28,562	e	New York Community Bancorp, Inc	397
39,223		Newell Rubbermaid, Inc	699
4,413	*	Newfield Exploration Co	153

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

24,923		Newmont Mining Corp	$1,278
85,590		News Corp (Class A)	1,685
14,278		News Corp (Class B)	285
38,961		NextEra Energy, Inc	2,380
2,805	*	Nielsen Holdings NV	84
302,520	*	NII Holdings, Inc (Class B)	5,539
186,471		Nike, Inc (Class B)	20,221
145,271		NiSource, Inc	3,537
100,557		Noble Corp	3,768
149,210		Noble Energy, Inc	14,590
215,646		Nordstrom, Inc	12,016
40,043		Norfolk Southern Corp	2,636
59,777		Northeast Utilities	2,219
20,363		Northern Trust Corp	966
7,963		Northrop Grumman Corp	486
208,441	*	NRG Energy, Inc	3,266
13,832		NSTAR	673
118,990		Nu Skin Enterprises, Inc (Class A)	6,891
157,408	*	Nuance Communications, Inc	4,027
32,912		Nucor Corp	1,414
19,807	*	Nvidia Corp	305
9,692	*	NVR, Inc	7,040
8,529		NYSE Euronext	256
850,346		Occidental Petroleum Corp	80,978
5,907		Omnicare, Inc	210
36,137		Omnicom Group, Inc	1,830
18,054		Oneok, Inc	1,474
3,209,513		Oracle Corp	93,589
73,980	*	O’Reilly Automotive, Inc	6,758
423,543	*	Orient-Express Hotels Ltd (Class A)	4,320
437	e	Overseas Shipholding Group, Inc	6
177,121	*	Owens Corning, Inc	6,382
10,404	*	Owens-Illinois, Inc	243
449,709		Paccar, Inc	21,060
49,804		Pall Corp	2,970
12,275	*	Panera Bread Co (Class A)	1,975
78,227		Parker Hannifin Corp	6,614
148,879		PartnerRe Ltd	10,107
9,322		Patterson Cos, Inc	311
23,556		Paychex, Inc	730
36,595		Peabody Energy Corp	1,060
10,817		Pentair, Inc	515
66,084		People’s United Financial, Inc	875
97,919		Pepco Holdings, Inc	1,850
684,514		PepsiCo, Inc	45,417
226,128		PerkinElmer, Inc	6,255
92,449		Perrigo Co	9,551
266,822		Petsmart, Inc	15,267
6,567,339		Pfizer, Inc	148,816
245,009		PG&E Corp	10,636
1,296,354		Philip Morris International, Inc	114,870
46,466		Pinnacle West Capital Corp	2,226

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

21,359		Pioneer Natural Resources Co	$2,383
17,139	e	Pitney Bowes, Inc	301
54,075	*	Plains Exploration & Production Co	2,306
16,965		Plum Creek Timber Co, Inc	705
205,597		PNC Financial Services Group, Inc	13,259
100,511		PPG Industries, Inc	9,629
231,021		PPL Corp	6,529
57,265		Praxair, Inc	6,565
142,461		Precision Castparts Corp	24,632
14,076	*	Priceline.com, Inc	10,100
112,256		Principal Financial Group	3,313
40,000		ProAssurance Corp	3,524
924,135		Procter & Gamble Co	62,111
98,377		Progress Energy, Inc	5,225
18,725		Progressive Corp	434
706,133		Prudential Financial, Inc	44,762
70,000	*	PSS World Medical, Inc	1,774
383,307		Public Service Enterprise Group, Inc	11,733
43,401		Public Storage, Inc	5,997
583,362	*	Pulte Homes, Inc	5,163
1,076,867		Qualcomm, Inc	73,248
10,600	*	Quanta Services, Inc	222
8,072		Quest Diagnostics, Inc	494
97,372		Questar Corp	1,875
14,222		Questar Market Resources, Inc	434
78	e	R.R. Donnelley & Sons Co	1
30,530	e	RadioShack Corp	190
160,747	*	Ralcorp Holdings, Inc	11,910
15,658		Ralph Lauren Corp	2,730
15,580		Range Resources Corp	906
43,235		Rayonier, Inc	1,906
163,992		Raytheon Co	8,656
65,841	*	Red Hat, Inc	3,943
6,299		Regency Centers Corp	280
882,017		Regions Financial Corp	5,812
153,788		RenaissanceRe Holdings Ltd	11,646
93,000		Rent-A-Center, Inc	3,511
464,452		Republic Services, Inc	14,194
163,349		Reynolds American, Inc	6,769
11,501	*	Rite Aid Corp	20
7,249		Robert Half International, Inc	220
2,172		Rock-Tenn Co (Class A)	147
35,038		Rockwell Automation, Inc	2,793
220,672		Rockwell Collins, Inc	12,702
28,215	*	Rockwood Holdings, Inc	1,471
129,221		Roper Industries, Inc	12,814
238,045		Ross Stores, Inc	13,830
1	*	Rouse Properties, Inc	0	^
199,472	*	Rowan Cos, Inc	6,569
65,826		Royal Caribbean Cruises Ltd	1,937
14,424	*	RRI Energy, Inc	30
1,058		Ryder System, Inc	56

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

19,001	e	Safeway, Inc	$384
39,016	*	SAIC, Inc	515
21,748	*	Salesforce.com, Inc	3,360
425,575	*	SanDisk Corp	21,104
610,224		Sara Lee Corp	13,138
12,665	*	SBA Communications Corp (Class A)	643
9,320		SCANA Corp	425
793,629		Schlumberger Ltd	55,498
316,584		Scripps Networks Interactive (Class A)	15,415
13,880	*	SEACOR Holdings, Inc	1,329
124,121		Seagate Technology, Inc	3,345
5,266		Sealed Air Corp	102
1,355	e	Sears Holdings Corp	90
6,870		SEI Investments Co	142
292,101		Sempra Energy	17,514
101,074	*	Sensata Technologies Holding BV	3,384
300,000		Service Corp International	3,378
1,559	*	Shaw Group, Inc	49
24,876		Sherwin-Williams Co	2,703
10,784		Sigma-Aldrich Corp	788
251,796		Simon Property Group, Inc	36,682
122,286	*,e	Sirius XM Radio, Inc	283
12,382		SL Green Realty Corp	960
70,003		SLM Corp	1,103
433,107	*	Smithfield Foods, Inc	9,541
57,262		Sotheby’s (Class A)	2,253
397,816		Southern Co	17,874
5,925		Southwest Airlines Co	49
100,135	*	Southwestern Energy Co	3,064
806,100		SPDR Trust Series 1	113,434
51,763		Spectra Energy Corp	1,633
155,000	*	Spirit Aerosystems Holdings, Inc (Class A)	3,791
744,554	*	Sprint Nextel Corp	2,122
3,889		SPX Corp	302
1,789	*,e	St. Joe Co	34
29,915		St. Jude Medical, Inc	1,326
132,268		Stanley Works	10,179
1,274,331		Staples, Inc	20,619
411,744		Starbucks Corp	23,012
84,654		Starwood Hotels & Resorts Worldwide, Inc	4,775
311,478		State Street Corp	14,172
43,000		Steel Dynamics, Inc	625
20,241	*	Stericycle, Inc	1,693
106,688		Stryker Corp	5,919
1,218	*,e	SunCoke Energy, Inc	17
33,585		Sunoco, Inc	1,281
16,575		SunTrust Banks, Inc	401
4,786	*	Superior Energy Services	126
56,800	e	Supervalu, Inc	324
1,056,286	*	Symantec Corp	19,753
19,534	*	Synopsys, Inc	599
7,422		Synovus Financial Corp	15

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

30,172		Sysco Corp	$901
10,053		T Rowe Price Group, Inc	657
1,002,798		Target Corp	58,433
43,945		Taubman Centers, Inc	3,206
67,600		TCF Financial Corp	804
62,439		TD Ameritrade Holding Corp	1,233
730		Techne Corp	51
27,292		Telephone & Data Systems, Inc	632
7,395	*	Tempur-Pedic International, Inc	624
9,262	*	Tenet Healthcare Corp	49
16,492	*	Teradata Corp	1,124
163,000	*	Teradyne, Inc	2,753
842,189		Texas Instruments, Inc	28,306
32,838		Textron, Inc	914
326,318	*	Thermo Electron Corp	18,398
6,110		Tiffany & Co	422
172,520		Time Warner Cable, Inc	14,060
40,114		Time Warner, Inc	1,514
106,233		Timken Co	5,390
584,206		TJX Companies, Inc	23,199
76,541	*	Toll Brothers, Inc	1,836
41,616		Torchmark Corp	2,075
84,174		Total System Services, Inc	1,942
156,143		Transocean Ltd	8,541
32,540		Travelers Cos, Inc	1,926
55,000		Trinity Industries, Inc	1,812
21,958	*	TripAdvisor, Inc	783
43,655	*	TRW Automotive Holdings Corp	2,028
77,311		Tupperware Corp	4,909
84,367		Tyco Electronics Ltd	3,101
1,134,585		Tyco International Ltd	63,741
110,654		Tyson Foods, Inc (Class A)	2,119
333,754	*	UAL Corp	7,176
12,509	*	Ultra Petroleum Corp	283
477,357		Union Pacific Corp	51,306
367,778		United Parcel Service, Inc (Class B)	29,687
5,032	e	United States Steel Corp	148
101,844		United Technologies Corp	8,447
1,172,544		UnitedHealth Group, Inc	69,110
1,790		Universal Health Services, Inc (Class B)	75
221,738		UnumProvident Corp	5,428
4,503	*	Urban Outfitters, Inc	131
59,531	*	URS Corp	2,531
1,789,879		US Bancorp	56,703
359	*	US Cellular Corp	15
184,840		Valero Energy Corp	4,763
25,210	*	Vantiv, Inc	495
17,541	*	Varian Medical Systems, Inc	1,210
64,411		Ventas, Inc	3,678
30,000	*	VeriFone Systems, Inc	1,556
8,509		VeriSign, Inc	326
49,016	*	Verisk Analytics, Inc	2,302

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

1,190,970		Verizon Communications, Inc	$45,531
6,804	*	Vertex Pharmaceuticals, Inc	279
29,035		VF Corp	4,239
911,969		Viacom, Inc (Class B)	43,282
220,250		Visa, Inc (Class A)	25,990
200,000	*	Vishay Intertechnology, Inc	2,432
222,882	*	VMware, Inc (Class A)	25,045
78,385		Vornado Realty Trust	6,600
19,670	e	Vulcan Materials Co	840
53,809		W.R. Berkley Corp	1,944
18,333		W.W. Grainger, Inc	3,938
92,217	*	WABCO Holdings, Inc	5,577
447,201		Walgreen Co	14,977
484,466		Wal-Mart Stores, Inc	29,649
891,635		Walt Disney Co	39,036
355,605		Walter Energy, Inc	21,055
98,329	*	Warner Chilcott plc	1,653
145	e	Washington Post Co (Class B)	54
13,899		Waste Management, Inc	486
4,739	*	Waters Corp	439
350,849	*	Watson Pharmaceuticals, Inc	23,528
57,974	*	Weatherford International Ltd	875
18,880	*	WellCare Health Plans, Inc	1,357
139,562		WellPoint, Inc	10,300
3,696,291		Wells Fargo & Co	126,191
118,994	*	Western Digital Corp	4,925
399,884		Western Union Co	7,038
23,000		Westinghouse Air Brake Technologies Corp	1,734
176,757	*	Westway Group, Inc	1,023
17,581		Weyerhaeuser Co	385
37,563		Whirlpool Corp	2,887
3,611	*	Whiting Petroleum Corp	196
70,362		Whole Foods Market, Inc	5,854
414,853		Williams Cos, Inc	12,782
22,318		Willis Group Holdings plc	781
19,002	e	Windstream Corp	223
80,912		Wisconsin Energy Corp	2,846
50,976	*	WPX Energy, Inc	918
354,831	*	WR Grace & Co	20,509
150,000		Wyndham Worldwide Corp	6,976
2,532		Wynn Resorts Ltd	316
1,132,452		Xcel Energy, Inc	29,976
804,509		Xerox Corp	6,500
36,381		Xilinx, Inc	1,325
14,112		Xylem, Inc	392
515,634	*	Yahoo!, Inc	7,848
435,813		Yum! Brands, Inc	31,021
49,493	*	Zimmer Holdings, Inc	3,181

		TOTAL UNITED STATES	7,756,008

		TOTAL COMMON STOCKS	14,652,901

		(Cost $13,081,875)

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	RATE	MATURITY DATE	VALUE (000)

RIGHTS / WARRANTS - 0.0%
AUSTRALIA - 0.0%
681,005	m	GPT Group			$0	^

		TOTAL AUSTRALIA			0	^

FRANCE - 0.0%
59,520		Sanofi-Aventis S.A.			80

		TOTAL FRANCE			80

MALAYSIA - 0.0%
51,780		IJM Land BHD - CW13			13

		TOTAL MALAYSIA			13

SPAIN - 0.0%
54,342	e,m	Banco Popular Espanol S.A.			3

		TOTAL SPAIN			3

		TOTAL RIGHTS / WARRANTS			96

		(Cost $155)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 8.1%
TREASURY DEBT - 1.2%
$11,200,000		United States Treasury Bill	0.048-0.056%	04/05/12	11,200
23,700,000		United States Treasury Bill	0.045-0.065	04/12/12	23,700
3,400,000		United States Treasury Bill	0.071	04/19/12	3,400
43,800,000		United States Treasury Bill	0.051	05/10/12	43,798
46,400,000		United States Treasury Bill	0.035-0.050	05/17/12	46,397
24,800,000		United States Treasury Bill	0.083	05/24/12	24,797
2,075,000		United States Treasury Bill	0.084	06/07/12	2,075
3,600,000		United States Treasury Bill	0.042	06/14/12	3,599
7,265,000		United States Treasury Bill	0.040-0.075	06/28/12	7,264
13,500,000		United States Treasury Bill	0.090	08/02/12	13,495

		TOTAL TREASURY DEBT			179,725

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.9%
REPURCHASE AGREEMENTS - 6.4%
322,000,000	o	Barclays Capital	0.050-0.080	04/02/12	322,000
82,000,000	p	BNP	0.050	04/02/12	82,000
108,000,000	q	Calyon	0.060	04/02/12	108,000
23,000,000	r	ING	0.060	04/02/12	23,000
97,000,000	s	Merrill Lynch	0.050	04/02/12	97,000
73,000,000	t	Morgan Stanley	0.090	04/02/12	73,000
90,000,000	u	Royal Bank of Scotland	0.060	04/02/12	90,000
3,000,000	v	Societe Generale	0.100	04/02/12	3,000
161,000,000	w	UBS Warburg	0.050-0.070	04/02/12	161,000

		TOTAL REPURCHASE AGREEMENTS			959,000

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

VARIABLE RATE SECURITY - 0.5%
$11,000,000	i	American Express Credit Account Master	0.540%	10/15/12	$11,017
9,000,000	i	Chase Issuance Trust 2007	0.600	06/15/12	9,001
2,740,186	i	Granite Master Issuer plc 2006	0.560	12/20/50	2,627
2,348,730	i	Granite Master Issuer plc 2007	0.490	12/20/50	2,252
1,389,054	i	Medallion Trust Series 2005	0.650	08/22/36	1,349
3,738,979	i	Nelnet Student Loan Trust 2006	0.650	11/23/18	3,736
2,270,162	i	Nelnet Student Loan Trust 2007	0.720	09/25/18	2,264
2,577,850	i	Puma Global Mortgage Backed Trust	0.680	02/21/38	2,492
30,000,000	i	SLM Student Loan Trust 2007	0.750	01/25/19	28,880
6,767,062	i	SLM Student Loan Trust 2008	0.910	10/25/16	6,743

		TOTAL VARIABLE RATE SECURITY			70,361

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			1,029,361

		TOTAL SHORT-TERM INVESTMENTS			1,209,086

		(Cost $1,210,306)
		TOTAL INVESTMENTS - 106.6%			15,862,083
		(Cost $14,292,336)
		OTHER ASSETS & LIABILITIES, NET - (6.6)%			(976,906)

		NET ASSETS - 100.0%			$14,885,177

		Abbreviation(s):
ADR		American Depositary Receipt
NVDR		Non Voting Depository Receipt
REIT		Real Estate Investment Trust
SPDR		Standard & Poor’s Depository Receipts

*		Non-income producing.
b		In bankruptcy.
d		All or a portion of those securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.
e		All or a portion of these securities are out on loan. The aggregate value of securities on loan is $984,761,000.
f		Restricted security. As of 3/31/2012, the aggregate value of these securities amounted to $9,016,000 or 0.1% of net assets.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2012, the aggregate value of these securities amounted to $1,070,000 or 0.0% of net assets.

i		Floating or variable rate security. Coupon rate reflects the rate at period end.
m		Indicates a security that has been deemed illiquid.
o		Agreement with Barclays Capital, 0.05-0.08% dated 03/31/12 to be repurchased at $322,002,000 on 04/02/12, collateralized by U.S. Government Agencies Securities valued at $328,440,000.
p		Agreement with BNP, 0.05% dated 03/31/12 to be repurchased at $82,000,000 on 04/02/12, collateralized by U.S. Government Agencies Securities valued at $83,640,000.
q		Agreement with Calyon, 0.06% dated 03/31/12 to be repurchased at $108,001,000 on 04/02/12, collateralized by U.S. Government Agencies Securities valued at $110,160,000.
r		Agreement with ING, 0.06% dated 03/31/12 to be repurchased at $23,000,000 on 04/02/12, collateralized by U.S. Government Agencies Securities valued at $23,464,000.
s		Agreement with Merril Lynch, 0.05% dated 03/31/12 to be repurchased at $97,000,000 on 04/02/12, collateralized by U.S. Government Agencies Securities valued at $98,940,000.
t		Agreement with Morgan Stanley, 0.09% dated 03/31/12 to be repurchased at $73,001,000 on 04/02/12, collateralized by U.S. Government Agencies Securities valued at $74,460,000.
u		Agreement with Royal Bank of Scotland, 0.06% dated 03/31/12 to be repurchased at $90,000,000 on 04/02/12, collateralized by U.S. Government Agencies Securities valued at $91,804,000.
v		Agreement with Societe Generale, 0.1% dated 03/31/12 to be repurchased at $3,000,000 on 04/02/12, collateralized by U.S. Government Agencies Securities valued at $3,060,000.
w		Agreement with UBS, 0.05-0.07% dated 03/31/12 to be repurchased at $161,001,000 on 04/02/12, collateralized by U.S. Government Agencies Securities valued at $164,220,000.

		Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND
GLOBAL EQUITIES ACCOUNT
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
March 31, 2012

SECTOR	VALUE (000)	% OF NET ASSETS

FINANCIALS	$2,684,657	18.0%
INFORMATION TECHNOLOGY	2,089,475	14.0
CONSUMER DISCRETIONARY	1,963,575	13.2
INDUSTRIALS	1,633,362	11.0
ENERGY	1,525,012	10.3
HEALTH CARE	1,428,176	9.6
CONSUMER STAPLES	1,390,418	9.4
MATERIALS	1,103,026	7.4
TELECOMMUNICATION SERVICES	421,924	2.8
UTILITIES	413,372	2.8
SHORT - TERM INVESTMENTS	1,209,086	8.1
OTHER ASSETS & LIABILITIES, NET	(976,906)	(6.6)

NET ASSETS	$14,885,177	100.0%

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND
GROWTH ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2012

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 98.9%

AUTOMOBILES & COMPONENTS - 0.9%
829,547	*,e	BorgWarner, Inc	$69,964
43,700	*	Delphi Automotive plc	1,381
2,088,802		Ford Motor Co	26,089
142,294		Gentex Corp	3,486
393,181	*	Goodyear Tire & Rubber Co	4,411
235,532		Harley-Davidson, Inc	11,560
171,111		Johnson Controls, Inc	5,558
55,353	*,e	Tesla Motors, Inc	2,061
2,900	*	Visteon Corp	154

		TOTAL AUTOMOBILES & COMPONENTS	124,664

BANKS - 0.1%
42,487		Hudson City Bancorp, Inc	311
333,167		People’s United Financial, Inc	4,411
343,243		Wells Fargo & Co	11,718

		TOTAL BANKS	16,440

CAPITAL GOODS - 8.9%
625,476		3M Co	55,799
57,642	*	Aecom Technology Corp	1,289
2,348		Alliant Techsystems, Inc	118
160,315		Ametek, Inc	7,777
2,269		Armstrong World Industries, Inc	111
117,180	*	Babcock & Wilcox Co	3,017
163,253	*	BE Aerospace, Inc	7,586
1,635,242		Boeing Co	121,613
5,375		Carlisle Cos, Inc	268
1,631,908		Caterpillar, Inc	173,831
412,873		Chicago Bridge & Iron Co NV (ADR)	17,832
254,016	*	CNH Global NV	10,084
107,587		Cooper Industries plc	6,880
522,969		Cummins, Inc	62,777
547,455		Danaher Corp	30,657
685,595		Deere & Co	55,465
323,522		Donaldson Co, Inc	11,559
144,705		Dover Corp	9,108
128,909		Eaton Corp	6,424
749,318		Emerson Electric Co	39,099
293,938		Fastenal Co	15,902
50,645		Flowserve Corp	5,850
173,737		Fluor Corp	10,431
194,316		Gardner Denver, Inc	12,246
21,788	*	General Cable Corp	634
50,912		Goodrich Corp	6,386

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

65,045		Graco, Inc	$3,451
7,400	*	GrafTech International Ltd	88
7,215		Harsco Corp	169
2,181,410		Honeywell International, Inc	133,176
74,030		IDEX Corp	3,119
415,301		Illinois Tool Works, Inc	23,722
246,935		Ingersoll-Rand plc	10,211
68,949	*	Jacobs Engineering Group, Inc	3,059
407,693		Joy Global, Inc	29,965
307,218		KBR, Inc	10,922
172,909		Kennametal, Inc	7,700
51,766		Lennox International, Inc	2,086
205,631		Lincoln Electric Holdings, Inc	9,319
295,323		Lockheed Martin Corp	26,538
123,358		Manitowoc Co, Inc	1,710
360,004		Masco Corp	4,813
43,544		MSC Industrial Direct Co (Class A)	3,626
36,854	*	Navistar International Corp	1,491
60,482		Nordson Corp	3,297
364,325		Paccar, Inc	17,061
115,756		Pall Corp	6,903
369,489		Parker Hannifin Corp	31,240
38,176	*,e	Polypore International, Inc	1,342
529,916		Precision Castparts Corp	91,622
143,857		Rockwell Automation, Inc	11,465
146,071		Rockwell Collins, Inc	8,408
544,918		Roper Industries, Inc	54,035
11,427		Snap-On, Inc	697
17,196	*	Spirit Aerosystems Holdings, Inc (Class A)	421
15,133		SPX Corp	1,173
361,744		Stanley Works	27,840
180,717		Textron, Inc	5,029
9,816	*	Thomas & Betts Corp	706
256,660		Timken Co	13,023
29,900		Toro Co	2,126
85,924	*	TransDigm Group, Inc	9,947
212,400		Tyco International Ltd	11,933
877,335		United Technologies Corp	72,766
23,525		Valmont Industries, Inc	2,762
122,462		W.W. Grainger, Inc	26,306
67,262	*	WABCO Holdings, Inc	4,068
88,403	*	WESCO International, Inc	5,774
87,949		Westinghouse Air Brake Technologies Corp	6,629

		TOTAL CAPITAL GOODS	1,364,481

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
6,855		Avery Dennison Corp	207
373,264	*	Copart, Inc	9,731
8,000		Covanta Holding Corp	130
49,251		Dun & Bradstreet Corp	4,173
6,768		Equifax, Inc	300
49,252	*	IHS, Inc (Class A)	4,612

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

154,755		Iron Mountain, Inc	$4,457
4,208	*	KAR Auction Services, Inc	68
1,298,989	*	Nielsen Holdings NV	39,152
266,744		Robert Half International, Inc	8,082
175,680	*	Stericycle, Inc	14,693
177,944		Towers Watson & Co	11,757
590,126	*	Verisk Analytics, Inc	27,718
440,324		Waste Connections, Inc	14,324

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	139,404

CONSUMER DURABLES & APPAREL - 2.3%
1,032,752		Burberry Group plc	24,759
850,180		Coach, Inc	65,702
38,557	*,e	Deckers Outdoor Corp	2,431
192,071	*	Fossil, Inc	25,350
7,368	*,e	Garmin Ltd	346
93,404	*	Hanesbrands, Inc	2,759
44,981		Harman International Industries, Inc	2,106
121,414		Hasbro, Inc	4,458
461,138		Jarden Corp	18,552
106,980	e	Leggett & Platt, Inc	2,462
257,449		Mattel, Inc	8,666
39,900	*	Michael Kors Holdings Ltd	1,859
930,668		Nike, Inc (Class B)	100,922
23,837		Phillips-Van Heusen Corp	2,129
119,890		Polaris Industries, Inc	8,650
253,649		Ralph Lauren Corp	44,219
225,636	*	Tempur-Pedic International, Inc	19,050
313,211		Tupperware Corp	19,888
36,287	*,e	Under Armour, Inc (Class A)	3,411

		TOTAL CONSUMER DURABLES & APPAREL	357,719

CONSUMER SERVICES - 3.9%
110,908	*	Apollo Group, Inc (Class A)	4,285
44,231	*	Bally Technologies, Inc	2,068
479,716		Brinker International, Inc	13,216
119,913	*	Chipotle Mexican Grill, Inc (Class A)	50,124
2,133	e	Choice Hotels International, Inc	80
259,703		Darden Restaurants, Inc	13,286
54,731		DeVry, Inc	1,854
23,700	e	Dunkin Brands Group, Inc	714
178,926		H&R Block, Inc	2,947
2,400	*	Hyatt Hotels Corp	103
153,666		International Game Technology	2,580
26,580	*,e	ITT Educational Services, Inc	1,758
1,374,033		Las Vegas Sands Corp	79,103
393,275		Marriott International, Inc (Class A)	14,885
27,863	*,e	Marriott Vacations Worldwide Corp	794
1,463,861		McDonald’s Corp	143,606
64,536	*	MGM Mirage	879
709,663	*	Orient-Express Hotels Ltd (Class A)	7,239
28,923	*	Panera Bread Co (Class A)	4,654

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

74,054		Royal Caribbean Cruises Ltd	$2,179
3,571,400		Sands China Ltd	13,945
2,235,916		Starbucks Corp	124,966
194,463		Starwood Hotels & Resorts Worldwide, Inc	10,970
154,719	e	Weight Watchers International, Inc	11,943
63,673		Wynn Resorts Ltd	7,951
1,133,877		Yum! Brands, Inc	80,709

		TOTAL CONSUMER SERVICES	596,838

DIVERSIFIED FINANCIALS - 3.3%
37,050	*	Affiliated Managers Group, Inc	4,143
1,450,746		American Express Co	83,940
126,190		BlackRock, Inc	25,856
2,394,482		Blackstone Group LP	38,168
49,490		CBOE Holdings, Inc	1,407
1,044,105		Charles Schwab Corp	15,004
787,505		Discover Financial Services	26,255
125,825		Eaton Vance Corp	3,596
79,256		e Federated Investors, Inc (Class B)	1,776
295,428		Franklin Resources, Inc	36,642
153,405		Goldman Sachs Group, Inc	19,079
23,857	*,e	Green Dot Corp	633
26,462	e	Greenhill & Co, Inc	1,155
406,148	*	IntercontinentalExchange, Inc	55,813
2,220,750	e	iShares Russell 1000 Growth Index Fund	146,746
110,558		Lazard Ltd (Class A)	3,158
31,289	*	LPL Investment Holdings, Inc	1,187
411,273		Moody’s Corp	17,315
119,761	*	MSCI, Inc (Class A)	4,408
365,965	*	Nasdaq Stock Market, Inc	9,478
87,473		NYSE Euronext	2,625
145,302		SEI Investments Co	3,006
258,936		T Rowe Price Group, Inc	16,909
218,145		TD Ameritrade Holding Corp	4,306
86,077		Waddell & Reed Financial, Inc (Class A)	2,790

		TOTAL DIVERSIFIED FINANCIALS	525,395

ENERGY - 8.2%
188,595	*	Alpha Natural Resources, Inc	2,869
479,891		Anadarko Petroleum Corp	37,595
364,784		Apache Corp	36,639
12,420	e	Arch Coal, Inc	133
12,230	*	Atwood Oceanics, Inc	549
172,443		Baker Hughes, Inc	7,232
208,280		Cabot Oil & Gas Corp	6,492
180,014	*	Cameron International Corp	9,510
19,118	e	CARBO Ceramics, Inc	2,016
407,745		Cenovus Energy, Inc	14,654
324,324		Chevron Corp	34,781
24,354		Cimarex Energy Co	1,838
155,951	*	Cobalt International Energy, Inc	4,683
568,100	*	Concho Resources, Inc	57,992

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

225,929		Consol Energy, Inc	$7,704
41,752	*,e	Continental Resources, Inc	3,583
45,470		Core Laboratories NV	5,982
140,273	e	Crescent Point Energy Corp	6,039
890,035	*	Denbury Resources, Inc	16,225
31,802	e	Diamond Offshore Drilling, Inc	2,123
79,524	*	Dresser-Rand Group, Inc	3,689
721,332		El Paso Corp	21,315
312,081		EOG Resources, Inc	34,672
52,495		Equitable Resources, Inc	2,531
135,146	e	EXCO Resources, Inc	896
5,321,330	d	Exxon Mobil Corp	461,519
239,575	*	FMC Technologies, Inc	12,079
83,769	*	Forest Oil Corp	1,015
1,062,253		Halliburton Co	35,256
161,018		Helmerich & Payne, Inc	8,687
303,096		Holly Corp	9,745
116,289		e Kinder Morgan, Inc	4,495
30,050	*	Kosmos Energy LLC	398
11,800	*	Laredo Petroleum Holdings, Inc	277
204,541	*	McDermott International, Inc	2,620
244,757		Murphy Oil Corp	13,772
1,146,920		National Oilwell Varco, Inc	91,146
77,350	*	Newfield Exploration Co	2,682
35,358		Noble Energy, Inc	3,457
539,225		Occidental Petroleum Corp	51,350
108,194		Oceaneering International, Inc	5,831
42,943	*	Oil States International, Inc	3,352
18,605		Patterson-UTI Energy, Inc	322
269,889		Peabody Energy Corp	7,816
99,193		Pioneer Natural Resources Co	11,069
138,322		Questar Market Resources, Inc	4,219
7,745	*,e	Quicksilver Resources, Inc	39
160,201		Range Resources Corp	9,314
22,705	*	Rowan Cos, Inc	748
69,622	e	RPC, Inc	739
408,722	*,e	SandRidge Energy, Inc	3,200
1,875,956		Schlumberger Ltd	131,186
346,812	*	Southwestern Energy Co	10,612
51,250		St. Mary Land & Exploration Co	3,627
283,833		Suncor Energy, Inc	9,274
245,704		Suncor Energy, Inc (NY)	8,035
149,433	*	Superior Energy Services	3,939
3,600		Tidewater, Inc	194
432,500		Tullow Oil plc	10,571
152,452	*	Ultra Petroleum Corp	3,450
117,001	*	Whiting Petroleum Corp	6,353

		TOTAL ENERGY	1,254,130

FOOD & STAPLES RETAILING - 2.1%
822,984		Costco Wholesale Corp	74,727
1,765,422		Kroger Co	42,776

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

677,674		Sysco Corp	$20,235
861,489		Walgreen Co	28,851
2,194,079		Wal-Mart Stores, Inc	134,278
167,543		Whole Foods Market, Inc	13,940

		TOTAL FOOD & STAPLES RETAILING	314,807

FOOD, BEVERAGE & TOBACCO - 5.6%
1,973,100		Altria Group, Inc	60,910
19,159	*	Annie’s, Inc	667
15,800	*,e	Boston Beer Co, Inc (Class A)	1,687
87,159		Brown-Forman Corp (Class B)	7,268
37,565		Bunge Ltd	2,571
133,877	e	Campbell Soup Co	4,532
2,657,822		Coca-Cola Co	196,706
787,288		Coca-Cola Enterprises, Inc	22,516
295,647		ConAgra Foods, Inc	7,764
279,774		Corn Products International, Inc	16,129
220,670	e	Dr Pepper Snapple Group, Inc	8,873
110,750		Flowers Foods, Inc	2,256
479,850		General Mills, Inc	18,930
122,474	*,e	Green Mountain Coffee Roasters, Inc	5,737
187,356		H.J. Heinz Co	10,033
113,029		Hershey Co	6,932
143,603		Hormel Foods Corp	4,239
229,318		Kellogg Co	12,298
177,268		Lorillard, Inc	22,953
90,344		McCormick & Co, Inc	4,917
356,692		Mead Johnson Nutrition Co	29,420
232,896	*	Monster Beverage Corp	14,461
1,635,976		PepsiCo, Inc	108,547
3,230,078		Philip Morris International, Inc	286,217
101,903		Reynolds American, Inc	4,223
484,114		Sara Lee Corp	10,423

		TOTAL FOOD, BEVERAGE & TOBACCO	871,209

HEALTH CARE EQUIPMENT & SERVICES - 4.6%
297,500		Aetna, Inc	14,923
152,843	*	Allscripts Healthcare Solutions, Inc	2,537
28,049	*	Amerigroup Corp	1,887
767,105		AmerisourceBergen Corp	30,439
85,387		Bard (C.R.), Inc	8,429
804,334		Baxter International, Inc	48,083
218,067		Becton Dickinson & Co	16,933
78,654	*	Brookdale Senior Living, Inc	1,472
556,844		Cardinal Health, Inc	24,006
75,539	*	CareFusion Corp	1,959
42,196	*	Catalyst Health Solutions, Inc	2,689
758,570	*	Cerner Corp	57,773
167,349		Cigna Corp	8,242
73,551		Cooper Cos, Inc	6,010
537,093		Covidien plc	29,368
268,401	*	DaVita, Inc	24,202

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

56,185		Dentsply International, Inc	$2,255
251,620	*	Edwards Lifesciences Corp	18,300
751,786	*	Express Scripts, Inc	40,732
47,791	*	Gen-Probe, Inc	3,174
70,197		HCA Holdings, Inc	1,737
242,415	*	Health Management Associates, Inc (Class A)	1,629
48,650	*	Henry Schein, Inc	3,682
142,444		Hill-Rom Holdings, Inc	4,759
85,616	*	Idexx Laboratories, Inc	7,487
207,168	*	Intuitive Surgical, Inc	112,232
99,887	*	Laboratory Corp of America Holdings	9,144
88,616		Lincare Holdings, Inc	2,293
507,931		McKesson Corp	44,580
440,411	*	Medco Health Solutions, Inc	30,961
920,660		Medtronic, Inc	36,081
131,801		Patterson Cos, Inc	4,402
47,976	*	Pediatrix Medical Group, Inc	3,568
143,995		Quest Diagnostics, Inc	8,805
152,436	*	Resmed, Inc	4,712
55,587	*	Sirona Dental Systems, Inc	2,865
437,794		St. Jude Medical, Inc	19,399
312,526		Stryker Corp	17,339
61,524	*	SXC Health Solutions Corp	4,612
29,156	*	Tenet Healthcare Corp	155
55,166	*	Thoratec Corp	1,860
254,073		UnitedHealth Group, Inc	14,975
90,065		Universal Health Services, Inc (Class B)	3,775
174,624	*	Varian Medical Systems, Inc	12,042
167,700		WellPoint, Inc	12,376

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	708,883

HOUSEHOLD & PERSONAL PRODUCTS - 1.5%
428,843		Avon Products, Inc	8,302
133,050		Church & Dwight Co, Inc	6,545
5,327		Clorox Co	366
439,603		Colgate-Palmolive Co	42,984
1,216,450		Estee Lauder Cos (Class A)	75,347
831,055		Herbalife Ltd	57,193
343,085		Kimberly-Clark Corp	25,351
68,500		Nu Skin Enterprises, Inc (Class A)	3,967
186,431		Procter & Gamble Co	12,530

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	232,585

INSURANCE - 0.2%
152,019		ACE Ltd	11,128
218,469		Aflac, Inc	10,047
34,497		Erie Indemnity Co (Class A)	2,689
9,345		Validus Holdings Ltd	289

		TOTAL INSURANCE	24,153

MATERIALS - 4.7%
211,234		Air Products & Chemicals, Inc	19,391

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

78,254		Airgas, Inc	$6,962
17,407	e	AK Steel Holding Corp	132
234,105		Albemarle Corp	14,964
105,794		Allegheny Technologies, Inc	4,356
87,913	*	Allied Nevada Gold Corp	2,860
226,116		Ashland, Inc	13,807
489,538		Ball Corp	20,991
214,712		Barrick Gold Corp	9,336
43,638		Carpenter Technology Corp	2,279
155,731		Celanese Corp (Series A)	7,192
149,689		CF Industries Holdings, Inc	27,341
289,149		Cleveland-Cliffs, Inc	20,026
64,927		Compass Minerals International, Inc	4,658
155,452	*	Crown Holdings, Inc	5,725
925,800		Du Pont (E.I.) de Nemours & Co	48,974
345,213		Eastman Chemical Co	17,844
901,032		Ecolab, Inc	55,611
71,515		FMC Corp	7,571
1,637,488		Freeport-McMoRan Copper & Gold, Inc (Class B)	62,289
42,160		Huntsman Corp	591
80,133		International Flavors & Fragrances, Inc	4,696
581,100		International Paper Co	20,397
56,522	*	Intrepid Potash, Inc	1,375
23,647	e	Kronos Worldwide, Inc	590
136,800		Lanxess AG.	11,299
23,085		LyondellBasell Industries AF S.C.A	1,008
21,314	e	Martin Marietta Materials, Inc	1,825
54,737	*,e	Molycorp, Inc	1,852
1,925,066		Monsanto Co	153,542
274,672		Mosaic Co	15,187
99,620		Packaging Corp of America	2,948
228,857		PPG Industries, Inc	21,925
302,431		Praxair, Inc	34,671
8,600		Reliance Steel & Aluminum Co	486
69,049		Rock-Tenn Co (Class A)	4,665
193,517	*	Rockwood Holdings, Inc	10,092
54,165		Royal Gold, Inc	3,533
5,112		Schnitzer Steel Industries, Inc (Class A)	204
38,928	e	Scotts Miracle-Gro Co (Class A)	2,108
89,468		Sherwin-Williams Co	9,722
121,446		Sigma-Aldrich Corp	8,873
48,366		Silgan Holdings, Inc	2,138
119,723		Solutia, Inc	3,345
171,466		Southern Copper Corp (NY)	5,437
265,163		Steel Dynamics, Inc	3,855
48,904		Titanium Metals Corp	663
10,738		Valspar Corp	519
247,043		Walter Energy, Inc	14,627
4,566	e	Westlake Chemical Corp	296
364,036	*	WR Grace & Co	21,041

		TOTAL MATERIALS	715,819

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

MEDIA - 3.6%
53,171	*	AMC Networks, Inc	$2,373
216,539		Cablevision Systems Corp (Class A)	3,179
1,407,937		CBS Corp (Class B)	47,743
54,870	*	Charter Communications, Inc	3,482
2,663,537		Comcast Corp (Class A)	79,932
1,605,982	*	DIRECTV	79,238
1,075,999	*	Discovery Communications, Inc (Class A)	54,446
1,055,133		DISH Network Corp (Class A)	34,746
2,388,259		Interpublic Group of Cos, Inc	27,250
46,183		John Wiley & Sons, Inc (Class A)	2,198
12,926	*,e	Lamar Advertising Co (Class A)	419
276,305	*	Liberty Global, Inc (Class A)	13,837
374,385		McGraw-Hill Cos, Inc	18,146
23,067		Morningstar, Inc	1,454
280,241		Omnicom Group, Inc	14,194
9,500	*,e	Pandora Media, Inc	97
20,191	e	Regal Entertainment Group (Class A)	275
195,536		Scripps Networks Interactive (Class A)	9,521
3,934,037	*	Sirius XM Radio, Inc	9,088
176,982	e	Thomson Corp	5,115
319,149		Time Warner Cable, Inc	26,011
1,297,385		Viacom, Inc (Class B)	61,573
278,375		Virgin Media, Inc	6,954
1,324,529		Walt Disney Co	57,988

		TOTAL MEDIA	559,259

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.2%
1,797,304		Abbott Laboratories	110,157
1,171,997		Agilent Technologies, Inc	52,165
1,003,069	*	Alexion Pharmaceuticals, Inc	93,145
122,251	*	Alkermes PLC	2,268
1,303,637		Allergan, Inc	124,405
133,733	*,e	Amylin Pharmaceuticals, Inc	3,338
646,813	*	Biogen Idec, Inc	81,479
110,562	*	BioMarin Pharmaceuticals, Inc	3,787
270,588		Biovail Corp	14,528
91,533	*	Bruker BioSciences Corp	1,401
643,480	*	Celgene Corp	49,883
55,752	*	Charles River Laboratories International, Inc	2,012
60,335	*	Covance, Inc	2,874
131,458	*,e	Dendreon Corp	1,401
337,295		Eli Lilly & Co	13,583
116,182	*	Endo Pharmaceuticals Holdings, Inc	4,500
2,276,004	*	Gilead Sciences, Inc	111,182
140,323	*	Hospira, Inc	5,247
174,526	*,e	Human Genome Sciences, Inc	1,438
600,949	*,e	Illumina, Inc	31,616
557,443		Johnson & Johnson	36,769
18,220	*	Life Technologies Corp	890
32,042	*	Mettler-Toledo International, Inc	5,920
1,242,829	*	Mylan Laboratories, Inc	29,144

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

82,810	*	Myriad Genetics, Inc	$1,959
231,999	e	Novo Nordisk AS (Class B)	32,215
217,494		Perrigo Co	22,469
451,700		Pfizer, Inc	10,236
96,621	*	Regeneron Pharmaceuticals, Inc	11,268
36,830		Techne Corp	2,582
347,100		Teva Pharmaceutical Industries Ltd (ADR)	15,640
101,300		Thermo Electron Corp	5,711
46,816	*	United Therapeutics Corp	2,206
181,738	*	Vertex Pharmaceuticals, Inc	7,453
755,182		Warner Chilcott plc	12,695
91,352	*	Waters Corp	8,465
426,142	*	Watson Pharmaceuticals, Inc	28,577

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	944,608

REAL ESTATE - 1.5%
974,545		American Tower Corp	61,416
87,612		Apartment Investment & Management Co (Class A)	2,314
119,161		Boston Properties, Inc	12,511
56,742		Camden Property Trust	3,731
291,249	*	CBRE Group, Inc	5,814
24,141		Corporate Office Properties Trust	560
106,478	e	Digital Realty Trust, Inc	7,876
13		Duke Realty Corp	0	^
19,618		Equity Residential	1,228
18,128	e	Essex Property Trust, Inc	2,747
46,907		Federal Realty Investment Trust	4,540
32,088		Jones Lang LaSalle, Inc	2,673
50,628		Macerich Co	2,924
97,341		Plum Creek Timber Co, Inc	4,045
131,873		Public Storage, Inc	18,221
121,320		Rayonier, Inc	5,349
448,931		Simon Property Group, Inc	65,401
11,482		UDR, Inc	307
153,387		Ventas, Inc	8,758
21,928		Vornado Realty Trust	1,846
155,701		Weyerhaeuser Co	3,413

		TOTAL REAL ESTATE	215,674

RETAILING - 6.8%
125,182		Aaron’s, Inc	3,242
75,270		Abercrombie & Fitch Co (Class A)	3,734
157,803		Advance Auto Parts, Inc	13,977
1,445,405	*	Amazon.com, Inc	292,708
20,760	*,e	Autonation, Inc	712
93,864	*	Autozone, Inc	34,899
741,349	*	Bed Bath & Beyond, Inc	48,759
245,779	*	Big Lots, Inc	10,573
41,162	*	Carmax, Inc	1,426
762,004		Chico’s FAS, Inc	11,506
93,879		Dick’s Sporting Goods, Inc	4,514
283,831	*	Dollar General Corp	13,113

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

430,694	*	Dollar Tree, Inc	$40,697
264,490		DSW, Inc (Class A)	14,486
56,692	e	Expedia, Inc	1,896
121,918		Family Dollar Stores, Inc	7,715
240,996		Foot Locker, Inc	7,483
201,813		Genuine Parts Co	12,664
187,046		GNC Holdings, Inc	6,526
32,200	*,e	Groupon, Inc	592
63,298		Guess?, Inc	1,978
2,328,146		Home Depot, Inc	117,129
5,600	*,e	HomeAway, Inc	142
214,733		Kohl’s Corp	10,743
562,737		Limited Brands, Inc	27,011
143,880	*	LKQ Corp	4,485
518,031		Macy’s, Inc	20,581
66,862	*,e	NetFlix, Inc	7,692
424,181		Nordstrom, Inc	23,635
287,538	*	O’Reilly Automotive, Inc	26,267
465,139		Petsmart, Inc	26,615
104,808	*	Priceline.com, Inc	75,200
803,414		Ross Stores, Inc	46,678
84,910	*	Sally Beauty Holdings, Inc	2,106
230,101		Target Corp	13,408
127,313		Tiffany & Co	8,801
1,761,698		TJX Companies, Inc	69,957
153,819		Tractor Supply Co	13,930
56,692	*	TripAdvisor, Inc	2,022
102,878		Ulta Salon Cosmetics & Fragrance, Inc	9,556
119,854	*,e	Urban Outfitters, Inc	3,489
54,525		Williams-Sonoma, Inc	2,044

		TOTAL RETAILING	1,044,691

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.0%
612,744	*	Advanced Micro Devices, Inc	4,914
457,708		Altera Corp	18,226
630,818		Analog Devices, Inc	25,485
93,937		Applied Materials, Inc	1,169
426,871	*	Atmel Corp	4,209
692,666		Avago Technologies Ltd	26,993
534,422		Broadcom Corp (Class A)	21,003
928	*,e	Cree, Inc	29
153,785		Cypress Semiconductor Corp	2,404
59,351	*,e	First Solar, Inc	1,487
29,110	*,e	Freescale Semiconductor Holdings Ltd	448
67,531		Intersil Corp (Class A)	756
451,083		Kla-Tencor Corp	24,548
150,502	*	Lam Research Corp	6,715
227,022		Linear Technology Corp	7,651
1,331,439	*	LSI Logic Corp	11,557
865,145		Maxim Integrated Products, Inc	24,734
100,204	*	MEMC Electronic Materials, Inc	362
189,884	e	Microchip Technology, Inc	7,064

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

720,843	*	Nvidia Corp	$11,094
443,316	*	ON Semiconductor Corp	3,994
12,500	*	PMC - Sierra, Inc	90
38,294	*	Silicon Laboratories, Inc	1,647
240,640	*	Skyworks Solutions, Inc	6,654
728,400	*	Teradyne, Inc	12,303
2,032,686		Texas Instruments, Inc	68,318
264,793		Xilinx, Inc	9,646

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	303,500

SOFTWARE & SERVICES - 17.8%
1,161,400		Accenture plc	74,910
1,912,416	*	Adobe Systems, Inc	65,615
169,372	*	Akamai Technologies, Inc	6,216
268,133	*	Alliance Data Systems Corp	33,774
356,691	*	Amdocs Ltd	11,264
91,520	*	Ansys, Inc	5,951
96,262	*	Ariba, Inc	3,149
937,348	*	Autodesk, Inc	39,669
498,141		Automatic Data Processing, Inc	27,492
316,917	*	Baidu, Inc (ADR)	46,197
164,105	*	BMC Software, Inc	6,590
11,100	e	Booz Allen Hamilton Holding Co	189
114,319		Broadridge Financial Solutions, Inc	2,733
263,853	*	Cadence Design Systems, Inc	3,124
187,407	*	Citrix Systems, Inc	14,788
546,501	*	Cognizant Technology Solutions Corp (Class A)	42,053
173,017	*	Compuware Corp	1,590
5,640		DST Systems, Inc	306
1,116,083	*	eBay, Inc	41,172
331,406	*	Electronic Arts, Inc	5,462
46,693	*	Equinix, Inc	7,352
7,613	*	ExactTarget, Inc	198
42,896	e	Factset Research Systems, Inc	4,248
114,673	*	Fiserv, Inc	7,957
16,105	*	FleetCor Technologies, Inc	624
119,524	*	Fortinet, Inc	3,305
96,955	*	Gartner, Inc	4,134
105,693	*	Genpact Ltd	1,723
79,802		Global Payments, Inc	3,788
610,552	*	Google, Inc (Class A)	391,510
587,000	*,e	Gree, Inc	14,790
362,200		IAC/InterActiveCorp	17,780
105,446	*	Informatica Corp	5,578
1,772,656		International Business Machines Corp	369,866
2,581,580		Intuit, Inc	155,230
93,314		Lender Processing Services, Inc	2,426
9,752	*	LinkedIn Corp	995
241,796		Mastercard, Inc (Class A)	101,685
80,859	*	Micros Systems, Inc	4,471
14,891,954		Microsoft Corp	480,265
22,428	*	Millennial Media, Inc	527

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

252,294	*	NeuStar, Inc (Class A)	$9,398
1,595,899	*	Nuance Communications, Inc	40,823
6,028,594		Oracle Corp	175,794
296,351		Paychex, Inc	9,184
298,832	*	Rackspace Hosting, Inc	17,270
1,086,736	*	Red Hat, Inc	65,085
112,582	*	Rovi Corp	3,665
100,529	*	SAIC, Inc	1,327
425,342	*	Salesforce.com, Inc	65,720
517,412		SAP AG.	36,139
68,544		Solera Holdings, Inc	3,145
1,594,371	*	Symantec Corp	29,815
9,848	*	Synopsys, Inc	302
219,971	*	Teradata Corp	14,991
459,981	*	TIBCO Software, Inc	14,029
47,617	*	Vantiv, Inc	935
104,499	*	VeriFone Systems, Inc	5,420
227,945		VeriSign, Inc	8,739
1,115,380		Visa, Inc (Class A)	131,616
92,701	*,e	VistaPrint Ltd	3,583
582,777	*	VMware, Inc (Class A)	65,487
57,981	*,e	WebMD Health Corp (Class A)	1,483
630,284		Western Union Co	11,093
448,909	*	Zynga, Inc	5,903

		TOTAL SOFTWARE & SERVICES	2,731,642

TECHNOLOGY HARDWARE & EQUIPMENT - 11.7%
51,947	*,e	Acme Packet, Inc	1,430
165,804		Amphenol Corp (Class A)	9,910
1,910,401	*	Apple, Inc	1,145,229
190,204	*	Arrow Electronics, Inc	7,983
83,104	*	Ciena Corp	1,345
2,779,421	*	Dell, Inc	46,138
57,169	*	Dolby Laboratories, Inc (Class A)	2,176
4,985,961	*	EMC Corp	148,981
80,857	*	F5 Networks, Inc	10,912
159,184		Flir Systems, Inc	4,029
9,300	*,e	Fusion-io, Inc	264
31,803	e	Harris Corp	1,434
29,795	*	IPG Photonics Corp	1,551
520,517		Jabil Circuit, Inc	13,074
225,908	*	JDS Uniphase Corp	3,273
2,551,546	*	Juniper Networks, Inc	58,379
93,054		National Instruments Corp	2,654
122,346	*	NCR Corp	2,656
366,721	*	NetApp, Inc	16,418
313,821	*	Polycom, Inc	5,985
85,221	*	QLogic Corp	1,514
4,066,309		Qualcomm, Inc	276,590
153,011	*	Riverbed Technology, Inc	4,297
174,700	*	SanDisk Corp	8,663
301,400		Seagate Technology, Inc	8,123

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

122,244	*	Trimble Navigation Ltd	$6,653
53,760	*	Zebra Technologies Corp (Class A)	2,214

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,791,875

TELECOMMUNICATION SERVICES - 0.4%
121,210	*,e	Clearwire Corp (Class A)	276
289,522	*	Crown Castle International Corp	15,443
16,000	*	Level 3 Communications, Inc	412
276,337	*	MetroPCS Communications, Inc	2,493
148,458	*	NII Holdings, Inc (Class B)	2,718
112,987	*	SBA Communications Corp (Class A)	5,741
138,331	*	tw telecom inc (Class A)	3,065
733,140		Verizon Communications, Inc	28,028
299,645	e	Windstream Corp	3,509
142,042	*	Ziggo NV	4,431

		TOTAL TELECOMMUNICATION SERVICES	66,116

TRANSPORTATION - 1.7%
165,046		CH Robinson Worldwide, Inc	10,809
4,550		Con-Way, Inc	148
24,302		Copa Holdings S.A. (Class A)	1,925
2,151,401		CSX Corp	46,298
506,761	*	Delta Air Lines, Inc	5,022
211,706		Expeditors International Washington, Inc	9,846
322,483		FedEx Corp	29,656
244,281	*	Hertz Global Holdings, Inc	3,674
169,902		J.B. Hunt Transport Services, Inc	9,238
82,047	*	Kansas City Southern Industries, Inc	5,882
102,782	*	Kirby Corp	6,762
77,282		Landstar System, Inc	4,461
97,746		Ryder System, Inc	5,161
146,131		Southwest Airlines Co	1,204
281,509	*	UAL Corp	6,052
138,504		Union Pacific Corp	14,886
1,172,030		United Parcel Service, Inc (Class B)	94,606
90,829		UTI Worldwide, Inc	1,565

		TOTAL TRANSPORTATION	257,195

UTILITIES - 0.0%
6,272		Aqua America, Inc	140
50,877		ITC Holdings Corp	3,914
13,095		National Fuel Gas Co	630
6,328		Oneok, Inc	517

		TOTAL UTILITIES	5,201

		TOTAL COMMON STOCKS	15,166,288

		(Cost $11,760,076)

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

SHORT-TERM INVESTMENTS - 2.8%
TREASURY DEBT - 0.8%
$14,600,000		United States Treasury Bill	0.045-0.075%	04/12/12	$14,600
11,400,000		United States Treasury Bill	0.071-0.085	04/19/12	11,400
12,000,000		United States Treasury Bill	0.050	04/26/12	12,000
53,100,000		United States Treasury Bill	0.051-0.091	05/10/12	53,096
8,000,000		United States Treasury Bill	0.050	05/17/12	7,999
13,800,000		United States Treasury Bill	0.061-0.076	06/07/12	13,798
1,200,000		United States Treasury Bill	0.060	06/21/12	1,200
9,000,000		United States Treasury Bill	0.050	07/12/12	8,998

		TOTAL TREASURY DEBT			123,091

SHARES		COMPANY

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.0%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.0%
		TIAA-CREF Short Term Lending Portfolio of the State Street
311,481,234	a,c	Navigator Securities Lending Trust			311,481

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			311,481

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			311,481

		TOTAL SHORT-TERM INVESTMENTS			434,572

		(Cost $434,572)
		TOTAL INVESTMENTS - 101.7%			15,600,860
		(Cost $12,194,648)
		OTHER ASSETS & LIABILITIES, NET - (1.7)%			(262,935)

		NET ASSETS - 100.0%			$15,337,925

		Abbreviation(s):
ADR		American Depositary Receipt

*		Non-income producing.
^		Amount represents less than $1,000.
a		Affiliated holding.
c		Investments made with cash collateral received from securites on loan.
d		All or a portion of those securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.
e		All or a portion of these securities are out on loan. The aggregate value of securities on loan is $304,257,000.

		Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

COLLEGE RETIREMENT EQUITIES FUND
EQUITY INDEX ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2012

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 0.9%
51,119	*	American Axle & Manufacturing Holdings, Inc	$599
15,097	*	Amerigon, Inc (Class A)	244
65,947	e	Autoliv, Inc	4,422
83,499	*,e	BorgWarner, Inc	7,042
45,804		Cooper Tire & Rubber Co	697
110,265		Dana Holding Corp	1,709
87,300	*	Delphi Automotive plc	2,759
7,682	*	Dorman Products, Inc	389
16,941		Drew Industries, Inc	463
58,919	*	Exide Technologies	184
13,635	*	Federal Mogul Corp (Class A)	235
2,840,500		Ford Motor Co	35,479
14,261	*,e	Fuel Systems Solutions, Inc	373
578,451	*	General Motors Co	14,837
109,188		Gentex Corp	2,675
180,426	*	Goodyear Tire & Rubber Co	2,024
179,291		Harley-Davidson, Inc	8,800
515,088		Johnson Controls, Inc	16,731
79,404		Lear Corp	3,691
36,302	*	Modine Manufacturing Co	321
9,067	*,e	Motorcar Parts of America, Inc	87
30,024		Spartan Motors, Inc	159
16,669		Standard Motor Products, Inc	296
20,247	*	Stoneridge, Inc	200
17,815		Superior Industries International, Inc	348
46,120	*	Tenneco, Inc	1,713
43,162	*,e	Tesla Motors, Inc	1,607
33,978		Thor Industries, Inc	1,072
5,700	*	Tower International, Inc	69
77,381	*	TRW Automotive Holdings Corp	3,594
38,775	*	Visteon Corp	2,055
24,826	*,e	Winnebago Industries, Inc	243

		TOTAL AUTOMOBILES & COMPONENTS	115,117

BANKS - 3.2%
11,459		1st Source Corp	280
17,104	*	1st United Bancorp, Inc	103
3,251		Alliance Financial Corp	99
18,171	*	Ameris Bancorp	239
4,648	e	Ames National Corp	111
8,700		Apollo Residential Mortgage	160
6,923	e	Arrow Financial Corp	169
130,985		Associated Banc-Corp	1,829
66,701	e	Astoria Financial Corp	658

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

5,016		Bancfirst Corp	$218
21,466		Banco Latinoamericano de Exportaciones S.A. (Class E)	453
73,283	e	Bancorpsouth, Inc	987
41,404		Bank Mutual Corp	167
36,026		Bank of Hawaii Corp	1,742
4,416		Bank of Kentucky Financial Corp	114
3,864	e	Bank of Marin Bancorp	147
22,826		Bank of the Ozarks, Inc	714
17,629		BankFinancial Corp	117
25,535	e	BankUnited	638
12,480		Banner Corp	275
528,398		BB&T Corp	16,586
57,116	*	BBCN Bancorp, Inc	636
23,421	*	Beneficial Mutual Bancorp, Inc	205
10,481		Berkshire Hills Bancorp, Inc	240
5,599	*	BofI Holding, Inc	96
21,305		BOK Financial Corp	1,199
59,217		Boston Private Financial Holdings, Inc	587
4,741		Bridge Bancorp, Inc	99
7,190	*,e	Bridge Capital Holdings	97
54,590		Brookline Bancorp, Inc	512
8,337		Bryn Mawr Bank Corp	187
5,527		Camden National Corp	194
8,819	*	Cape Bancorp, Inc	70
9,158	e	Capital City Bank Group, Inc	68
184,376		CapitalSource, Inc	1,217
128,335		Capitol Federal Financial	1,522
18,053		Cardinal Financial Corp	204
61,647		Cathay General Bancorp	1,091
9,768		Center Bancorp, Inc	98
16,756		Centerstate Banks of Florida, Inc	137
11,577	*,e	Central Pacific Financial Corp	150
2,883		Century Bancorp, Inc	79
18,856		Chemical Financial Corp	442
150,892	*	CIT Group, Inc	6,223
6,398		Citizens & Northern Corp	128
12,921	e	City Holding Co	449
35,413		City National Corp	1,858
10,007		Clifton Savings Bancorp, Inc	104
6,672		CNB Financial Corp	111
21,290		CoBiz, Inc	151
31,348		Columbia Banking System, Inc	714
152,119		Comerica, Inc	4,923
59,084		Commerce Bancshares, Inc	2,394
28,981		Community Bank System, Inc	834
11,562		Community Trust Bancorp, Inc	371
42,027		Cullen/Frost Bankers, Inc	2,446
67,239	e	CVB Financial Corp	789
19,824		Dime Community Bancshares	290
96,753	*,e	Doral Financial Corp	149
12,747	*	Eagle Bancorp, Inc	213
116,790		East West Bancorp, Inc	2,697

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

6,100	*	Encore Bancshares, Inc	$124
4,559	e	Enterprise Bancorp, Inc	75
11,656		Enterprise Financial Services Corp	137
8,385		ESB Financial Corp	121
12,436		ESSA Bancorp, Inc	122
7,387		Federal Agricultural Mortgage Corp (Class C)	168
697,023		Fifth Third Bancorp	9,793
7,979		Financial Institutions, Inc	129
9,860		First Bancorp (NC)	108
6,485		First Bancorp, Inc	96
58,052		First Busey Corp	287
4,158		First Citizens Bancshares, Inc (Class A)	760
84,375		First Commonwealth Financial Corp	516
12,139		First Community Bancshares, Inc	162
6,200	e	First Connecticut Bancorp	82
7,726		First Defiance Financial Corp	130
44,691		First Financial Bancorp	773
26,120	e	First Financial Bankshares, Inc	920
8,954		First Financial Corp	284
12,966		First Financial Holdings, Inc	143
202,896		First Horizon National Corp	2,106
9,546		First Interstate Bancsystem, Inc	140
19,481		First Merchants Corp	240
57,533		First Midwest Bancorp, Inc	689
263,698		First Niagara Financial Group, Inc	2,595
4,191		First of Long Island Corp	111
6,248		First Pactrust Bancorp, Inc	74
56,357	*	First Republic Bank	1,856
82,846		FirstMerit Corp	1,397
150,505	*	Flagstar Bancorp, Inc	138
19,779		Flushing Financial Corp	266
96,816		FNB Corp	1,170
11,394		Fox Chase Bancorp, Inc	148
10,443	*	Franklin Financial Corp	140
152,821		Fulton Financial Corp	1,605
8,476		German American Bancorp, Inc	165
56,600		Glacier Bancorp, Inc	846
7,809		Great Southern Bancorp, Inc	187
7,762	*,e	Hampton Roads Bankshares, Inc	24
58,181		Hancock Holding Co	2,066
14,111	*	Hanmi Financial Corp	143
10,342		Heartland Financial USA, Inc	179
15,254	*	Heritage Commerce Corp	98
11,990		Heritage Financial Corp	163
18,696	e	Home Bancshares, Inc	498
12,641		Home Federal Bancorp, Inc	128
10,000	*	Home Loan Servicing Solutions Ltd	139
359,334		Hudson City Bancorp, Inc	2,627
11,015		Hudson Valley Holding Corp	178
664,830		Huntington Bancshares, Inc	4,288
22,391		IBERIABANK Corp	1,197
17,904	e	Independent Bank Corp	514

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

40,567		International Bancshares Corp	$858
37,852	*	Investors Bancorp, Inc	569
14,732		Kearny Financial Corp	144
728,383		Keycorp	6,191
15,205		Lakeland Bancorp, Inc	150
12,420		Lakeland Financial Corp	323
94,845		M&T Bank Corp	8,240
11,504		MainSource Financial Group, Inc	139
41,491		MB Financial, Inc	871
3,784		Merchants Bancshares, Inc	107
7,250	*	Meridian Interstate Bancorp, Inc	95
142,224	*,e	MGIC Investment Corp	705
3,556		Midsouth Bancorp, Inc	48
5,351	e	National Bankshares, Inc	161
101,297		National Penn Bancshares, Inc	896
27,027		NBT Bancorp, Inc	597
331,783	e	New York Community Bancorp, Inc	4,615
14,313	e	Northfield Bancorp, Inc	204
81,183		Northwest Bancshares, Inc	1,031
10,808		OceanFirst Financial Corp	154
72,765	*	Ocwen Financial Corp	1,137
76,288		Old National Bancorp	1,002
9,164	*	OmniAmerican Bancorp, Inc	177
33,903		Oriental Financial Group, Inc	410
45,254		Oritani Financial Corp	664
3,841		Orrstown Financial Services, Inc	34
2,800	*,e	Pacific Capital Bancorp	128
14,467		Pacific Continental Corp	136
27,050		PacWest Bancorp	657
11,191	e	Park National Corp	774
22,441	*	Park Sterling Bank	108
2,964		Penns Woods Bancorp, Inc	121
10,509	*	Pennsylvania Commerce Bancorp, Inc	123
6,808		Peoples Bancorp, Inc	119
278,935		People’s United Financial, Inc	3,693
25,469	*	Pinnacle Financial Partners, Inc	467
402,012		PNC Financial Services Group, Inc	25,926
772,337	*	Popular, Inc	1,583
45,847		PrivateBancorp, Inc	695
35,938		Prosperity Bancshares, Inc	1,646
45,191		Provident Financial Services, Inc	657
30,181		Provident New York Bancorp	255
128,881	e	Radian Group, Inc	561
1,056,990		Regions Financial Corp	6,966
19,501		Renasant Corp	317
6,104	e	Republic Bancorp, Inc (Class A)	146
22,920		Rockville Financial, Inc	267
7,271		Roma Financial Corp	71
20,998	e	S&T Bancorp, Inc	455
8,198	e	S.Y. Bancorp, Inc	190
18,232		Sandy Spring Bancorp, Inc	331
9,604		SCBT Financial Corp	314

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

55,743	*	Seacoast Banking Corp of Florida	$98
8,919		Sierra Bancorp	88
34,819	*	Signature Bank	2,195
13,207		Simmons First National Corp (Class A)	341
11,606		Southside Bancshares, Inc	256
14,769	*	Southwest Bancorp, Inc	136
24,453	*	State Bank & Trust Co	428
16,183		StellarOne Corp	192
27,752		Sterling Bancorp	266
20,641	*	Sterling Financial Corp	431
7,140		Suffolk Bancorp	93
29,193	*	Sun Bancorp, Inc	103
410,984		SunTrust Banks, Inc	9,933
147,939		Susquehanna Bancshares, Inc	1,462
32,913	*	SVB Financial Group	2,118
597,443	e	Synovus Financial Corp	1,225
8,851	*,e	Taylor Capital Group, Inc	127
122,960		TCF Financial Corp	1,462
9,400		Territorial Bancorp, Inc	196
31,378	*	Texas Capital Bancshares, Inc	1,086
52,101	*	TFS Financial Corp	495
16,995	*	The Bancorp, Inc	171
7,054	e	Tompkins Trustco, Inc	283
17,850	e	TowneBank	241
9,919	e	Trico Bancshares	173
62,026		Trustco Bank Corp NY	354
49,168	e	Trustmark Corp	1,228
24,801		UMB Financial Corp	1,109
91,424		Umpqua Holdings Corp	1,240
14,087		Union Bankshares Corp	197
38,221	e	United Bankshares, Inc	1,103
15,882	*,e	United Community Banks, Inc	155
15,445		United Financial Bancorp, Inc	244
12,704		Univest Corp of Pennsylvania	213
1,467,313		US Bancorp	46,484
140,740	e	Valley National Bancorp	1,823
26,270		ViewPoint Financial Group	404
14,744	*	Virginia Commerce Bancorp	129
7,900	*	Walker & Dunlop, Inc	100
12,184		Washington Banking Co	168
86,794		Washington Federal, Inc	1,460
10,818		Washington Trust Bancorp, Inc	261
52,669		Webster Financial Corp	1,194
3,749,579		Wells Fargo & Co	128,011
19,012		WesBanco, Inc	383
11,970		West Bancorporation, Inc	120
14,484	*	West Coast Bancorp	274
21,501		Westamerica Bancorporation	1,032
61,660	*	Western Alliance Bancorp	522
23,121		Westfield Financial, Inc	183
44,266	*	Wilshire Bancorp, Inc	214
26,249	e	Wintrust Financial Corp	939

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

4,467		WSFS Financial Corp	$183
139,772		Zions Bancorporation	3,000

		TOTAL BANKS	393,379

CAPITAL GOODS - 8.4%
541,837		3M Co	48,338
29,148		A.O. Smith Corp	1,310
101,877	*,e	A123 Systems, Inc	114
13,279	e	Aaon, Inc	268
29,552		AAR Corp	539
30,986	*	Accuride Corp	269
17,815		Aceto Corp	169
62,960	*	Active Power, Inc	49
52,376		Actuant Corp (Class A)	1,518
31,651		Acuity Brands, Inc	1,989
90,136	*	Aecom Technology Corp	2,016
28,439	*	Aegion Corp	507
14,335	*	Aerovironment, Inc	384
71,219	*	AGCO Corp	3,362
26,678	*,e	Air Lease Corp	642
43,373		Aircastle Ltd	531
4,490		Alamo Group, Inc	135
23,047		Albany International Corp (Class A)	529
23,985		Alliant Techsystems, Inc	1,202
18,705	*	Altra Holdings, Inc	359
13,776	*	Ameresco, Inc	187
7,032	*	American Railcar Industries, Inc	165
7,536		American Science & Engineering, Inc	505
35,994	*,e	American Superconductor Corp	148
8,518		American Woodmark Corp	153
123,000		Ametek, Inc	5,967
8,632		Ampco-Pittsburgh Corp	174
25,458		Apogee Enterprises, Inc	330
32,556		Applied Industrial Technologies, Inc	1,339
5,631		Argan, Inc	90
16,319		Armstrong World Industries, Inc	796
73,192	*	ArvinMeritor, Inc	591
15,638	*	Astec Industries, Inc	570
7,762	*	Astronics Corp	271
10,559		AZZ, Inc	545
90,144	*	Babcock & Wilcox Co	2,321
13,564	e	Badger Meter, Inc	461
37,827		Barnes Group, Inc	995
74,030	*	BE Aerospace, Inc	3,440
35,044	*	Beacon Roofing Supply, Inc	903
36,981		Belden CDT, Inc	1,402
8,617	*	Berliner Communications, Inc	29
35,059	*	Blount International, Inc	585
563,336		Boeing Co	41,896
37,869		Brady Corp (Class A)	1,225
39,839	e	Briggs & Stratton Corp	714
71,104	*,e	Broadwind Energy, Inc	33

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

22,099	*,e	Builders FirstSource, Inc	$93
9,868	*	CAI International, Inc	179
177,093	*,e	Capstone Turbine Corp	181
46,691		Carlisle Cos, Inc	2,331
7,045		Cascade Corp	353
491,412		Caterpillar, Inc	52,346
19,382		Ceradyne, Inc	631
21,260	*	Chart Industries, Inc	1,559
76,040		Chicago Bridge & Iron Co NV (ADR)	3,284
12,832		CIRCOR International, Inc	427
38,968		Clarcor, Inc	1,913
19,959	*	CNH Global NV	792
6,482	*	Coleman Cable, Inc	63
34,683	*	Colfax Corp	1,222
12,813	*	Columbus McKinnon Corp	209
33,040		Comfort Systems USA, Inc	360
18,507	*	Commercial Vehicle Group, Inc	226
124,177		Cooper Industries plc	7,941
38,179		Crane Co	1,852
12,848		Cubic Corp	607
149,543		Cummins, Inc	17,951
35,284		Curtiss-Wright Corp	1,306
418,559		Danaher Corp	23,439
320,533		Deere & Co	25,931
26,753	*	DigitalGlobe, Inc	357
116,994		Donaldson Co, Inc	4,180
14,128	e	Douglas Dynamics, Inc	194
140,993		Dover Corp	8,874
7,637		Ducommun, Inc	91
5,160	*	DXP Enterprises, Inc	224
22,876	*	Dycom Industries, Inc	534
12,440		Dynamic Materials Corp	263
257,797		Eaton Corp	12,846
50,074		EMCOR Group, Inc	1,388
570,689		Emerson Electric Co	29,780
15,305		Encore Wire Corp	455
25,675	*,e	Energy Recovery, Inc	59
37,162	*	EnerSys	1,288
15,889	*	EnPro Industries, Inc	653
20,938		ESCO Technologies, Inc	770
13,418	*,e	Essex Rental Corp	51
22,100	*	Esterline Technologies Corp	1,579
139,194		Exelis, Inc	1,743
224,724		Fastenal Co	12,157
50,117	*	Federal Signal Corp	279
26,655	*	Flow International Corp	107
42,235		Flowserve Corp	4,879
131,109		Fluor Corp	7,873
117,473	*	Fortune Brands Home & Security, Inc	2,593
19,315		Franklin Electric Co, Inc	948
12,439		Freightcar America, Inc	280
89,877	*,e	FuelCell Energy, Inc	141

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

25,764	*	Furmanite Corp	$165
39,732		Gardner Denver, Inc	2,504
35,871		GATX Corp	1,446
42,477	*,e	GenCorp, Inc	302
18,874	*	Generac Holdings, Inc	463
40,126	*	General Cable Corp	1,167
252,662		General Dynamics Corp	18,541
8,084,154		General Electric Co	162,250
16,043	*	GeoEye, Inc	386
20,138	*	Gibraltar Industries, Inc	305
12,250	*	Global Power Equipment Group, Inc	339
94,487		Goodrich Corp	11,852
12,953		Gorman-Rupp Co	378
46,150		Graco, Inc	2,449
93,433	*	GrafTech International Ltd	1,116
12,308		Graham Corp	269
26,732		Granite Construction, Inc	768
44,924		Great Lakes Dredge & Dock Corp	324
15,067	*	Greenbrier Cos, Inc	298
37,869		Griffon Corp	405
21,180	*	H&E Equipment Services, Inc	401
61,544		Harsco Corp	1,444
31,872	e	Heico Corp	1,644
74,803	*	Hexcel Corp	1,796
598,799		Honeywell International, Inc	36,558
12,024		Houston Wire & Cable Co	167
45,393		Hubbell, Inc (Class B)	3,567
35,859	*	Huntington Ingalls	1,443
4,796	*	Hurco Cos, Inc	135
62,789		IDEX Corp	2,645
39,772	*	II-VI, Inc	941
339,353		Illinois Tool Works, Inc	19,384
243,148		Ingersoll-Rand plc	10,054
10,094		Insteel Industries, Inc	123
27,412	*	Interline Brands, Inc	592
69,597		ITT Corp	1,597
96,369	*	Jacobs Engineering Group, Inc	4,277
20,027		John Bean Technologies Corp	324
79,748		Joy Global, Inc	5,861
9,545	*	Kadant, Inc	227
21,747		Kaman Corp	738
25,042		Kaydon Corp	639
115,976		KBR, Inc	4,124
62,712		Kennametal, Inc	2,793
14,447	*,e	KEYW Holding Corp	112
24,942	*,e	Kratos Defense & Security Solutions, Inc	133
79,754		L-3 Communications Holdings, Inc	5,644
3,000		Lawson Products, Inc	45
13,874	*	Layne Christensen Co	309
7,262		LB Foster Co (Class A)	207
37,224		Lennox International, Inc	1,500
65,044		Lincoln Electric Holdings, Inc	2,948

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

10,010		Lindsay Manufacturing Co	$663
6,398	*	LMI Aerospace, Inc	116
201,879		Lockheed Martin Corp	18,141
12,960		LSI Industries, Inc	95
12,907	*	Lydall, Inc	132
99,971		Manitowoc Co, Inc	1,386
276,648		Masco Corp	3,698
43,578	*	Mastec, Inc	788
10,825		Met-Pro Corp	114
7,039	*	Michael Baker Corp	168
14,602	*	Middleby Corp	1,477
7,280		Miller Industries, Inc	123
32,829	*	Moog, Inc (Class A)	1,408
33,838		MSC Industrial Direct Co (Class A)	2,818
28,928		Mueller Industries, Inc	1,315
118,277		Mueller Water Products, Inc (Class A)	394
13,261	*	MYR Group, Inc	237
4,424		Nacco Industries, Inc (Class A)	515
3,938	e	National Presto Industries, Inc	299
54,812	*	Navistar International Corp	2,217
19,754	*	NCI Building Systems, Inc	227
12,459	*	NN, Inc	102
46,455		Nordson Corp	2,532
197,761		Northrop Grumman Corp	12,079
8,845	*	Northwest Pipe Co	188
44,747	*	Orbital Sciences Corp	588
19,593	*	Orion Marine Group, Inc	142
69,175	*	Oshkosh Truck Corp	1,603
94,991	*	Owens Corning, Inc	3,423
278,702		Paccar, Inc	13,052
88,975		Pall Corp	5,306
114,637		Parker Hannifin Corp	9,693
76,198		Pentair, Inc	3,628
20,289		Perini Corp	316
12,323	*	Pike Electric Corp	101
13,529	*,e	PMFG, Inc	203
29,527	*,e	Polypore International, Inc	1,038
5,761	*	Powell Industries, Inc	197
12,071	*	PowerSecure International, Inc	73
109,327		Precision Castparts Corp	18,904
1,801		Preformed Line Products Co	118
19,995	e	Primoris Services Corp	321
3,700	*	Proto Labs, Inc	126
28,579		Quanex Building Products Corp	504
162,009	*	Quanta Services, Inc	3,386
13,791		Raven Industries, Inc	841
270,449		Raytheon Co	14,274
16,219	*	RBC Bearings, Inc	748
29,618		Regal-Beloit Corp	1,941
29,287		Robbins & Myers, Inc	1,524
109,940		Rockwell Automation, Inc	8,762
116,117		Rockwell Collins, Inc	6,684

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

71,848		Roper Industries, Inc	$7,124
50,633	*	RSC Holdings, Inc	1,144
24,579	*	Rush Enterprises, Inc (Class A)	522
40,673	*,e	SatCon Technology Corp	15
8,467		Sauer-Danfoss, Inc	398
240		Seaboard Corp	468
8,300		SeaCube Container Leasing Ltd	143
55,138	*	Shaw Group, Inc	1,748
31,950		Simpson Manufacturing Co, Inc	1,030
44,614		Snap-On, Inc	2,720
83,416	*	Spirit Aerosystems Holdings, Inc (Class A)	2,040
37,552		SPX Corp	2,911
11,927		Standex International Corp	491
127,640		Stanley Works	9,823
12,518	*	Sterling Construction Co, Inc	122
15,189		Sun Hydraulics Corp	397
15,435		TAL International Group, Inc	567
44,785	*	Taser International, Inc	194
10,545	*	Tecumseh Products Co (Class A)	42
28,168	*	Teledyne Technologies, Inc	1,776
14,645		Tennant Co	644
83,491	*	Terex Corp	1,879
7,088	e	Textainer Group Holdings Ltd	240
208,523		Textron, Inc	5,803
7,771	*	Thermon Group Holdings	159
40,166	*	Thomas & Betts Corp	2,888
66,676		Timken Co	3,383
32,571	e	Titan International, Inc	770
11,613	*	Titan Machinery, Inc	327
22,572		Toro Co	1,605
37,710	*	TransDigm Group, Inc	4,365
13,203	*,e	Trex Co, Inc	424
19,750	*	Trimas Corp	442
61,064		Trinity Industries, Inc	2,012
28,842		Triumph Group, Inc	1,807
6,504	e	Twin Disc, Inc	170
357,409		Tyco International Ltd	20,079
45,976	*,e	United Rentals, Inc	1,972
697,677		United Technologies Corp	57,866
14,766		Universal Forest Products, Inc	509
60,216		URS Corp	2,560
58,472	*,e	USG Corp	1,006
47,033	*,e	Valence Technology, Inc	38
16,747		Valmont Industries, Inc	1,966
12,845		Vicor Corp	103
42,855		W.W. Grainger, Inc	9,206
52,045	*	Wabash National Corp	539
51,712	*	WABCO Holdings, Inc	3,128
22,186		Watsco, Inc	1,643
23,144		Watts Water Technologies, Inc (Class A)	943
32,103	*	WESCO International, Inc	2,097
35,290		Westinghouse Air Brake Technologies Corp	2,660

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

46,990		Woodward Governor Co	$2,013
5,984	*	Xerium Technologies, Inc	39
139,194		Xylem, Inc	3,863

		TOTAL CAPITAL GOODS	1,009,497

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
37,566		ABM Industries, Inc	913
32,312	*	Acacia Research (Acacia Technologies)	1,349
46,006	*	ACCO Brands Corp	571
16,355		Administaff, Inc	501
12,765	*	Advisory Board Co	1,131
14,202		American Ecology Corp	309
26,021	*	American Reprographics Co	140
7,698	*	AT Cross Co	93
81,325		Avery Dennison Corp	2,450
6,166		Barrett Business Services, Inc	122
35,828		Brink’s Co	855
19,056	*	Casella Waste Systems, Inc (Class A)	119
41,673	*,e	CBIZ, Inc	263
7,981		CDI Corp	143
38,005	*,e	Cenveo, Inc	128
87,464		Cintas Corp	3,422
35,102	*	Clean Harbors, Inc	2,363
8,210	*	Consolidated Graphics, Inc	372
61,340	*,e	Coolbrands International, Inc	151
88,658	*	Copart, Inc	2,311
27,057		Corporate Executive Board Co	1,164
82,362	*	Corrections Corp of America	2,249
19,267	*	CoStar Group, Inc	1,330
6,267		Courier Corp	73
92,927		Covanta Holding Corp	1,508
8,400	*	CRA International, Inc	212
37,676		Deluxe Corp	882
23,101	*	Dolan Media Co	210
37,542		Dun & Bradstreet Corp	3,181
11,162	*	Encore Capital Group, Inc	252
67,718	*	EnergySolutions, Inc	332
20,747	*,e	EnerNOC, Inc	149
17,307		Ennis, Inc	274
94,166		Equifax, Inc	4,168
11,236	*	Exponent, Inc	545
9,375	*	Franklin Covey Co	88
32,036	*	FTI Consulting, Inc	1,202
12,288	*	Fuel Tech, Inc	67
15,088		G & K Services, Inc (Class A)	516
49,785	*	Geo Group, Inc	946
12,104	*	GP Strategies Corp	212
49,713		Healthcare Services Group	1,057
14,300		Heidrick & Struggles International, Inc	315
3,302	*	Heritage-Crystal Clean, Inc	66
43,782		Herman Miller, Inc	1,005
17,074	*	Hill International, Inc	67

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

33,809		HNI Corp	$938
24,166	*	Hudson Highland Group, Inc	130
16,505	*	Huron Consulting Group, Inc	620
13,014	*	ICF International, Inc	330
114,792	*	ICO Global Communications Holdings Ltd	300
37,578	*	IHS, Inc (Class A)	3,519
22,974	*,e	Innerworkings, Inc	268
38,561		Interface, Inc (Class A)	538
6,998		Intersections, Inc	89
127,601		Iron Mountain, Inc	3,675
21,500	*	KAR Auction Services, Inc	349
20,372	e	Kelly Services, Inc (Class A)	326
21,985	*	Kforce, Inc	328
18,600		Kimball International, Inc (Class B)	129
35,963		Knoll, Inc	598
34,304	*	Korn/Ferry International	575
63,464		Manpower, Inc	3,006
17,708		McGrath RentCorp	569
39,317	*	Metalico, Inc	168
21,996		Mine Safety Appliances Co	904
13,300	*	Mistras Group, Inc	317
28,189	*	Mobile Mini, Inc	595
8,734		Multi-Color Corp	197
40,393	*	Navigant Consulting, Inc	562
62,400	*	Nielsen Holdings NV	1,881
4,943		NL Industries, Inc	74
50,328	*,e	Odyssey Marine Exploration, Inc	156
25,372	*	On Assignment, Inc	443
139,284	e	Pitney Bowes, Inc	2,449
13,016	*	Portfolio Recovery Associates, Inc	934
19,286	e	Quad	268
158,991	e	R.R. Donnelley & Sons Co	1,970
240,647		Republic Services, Inc	7,353
32,857		Resources Connection, Inc	462
112,120		Robert Half International, Inc	3,397
50,683		Rollins, Inc	1,079
7,412	*	RPX Corp	126
10,767		Schawk, Inc (Class A)	135
14,249	*,e	School Specialty, Inc	50
12,140	*	Standard Parking Corp	249
54,705		Steelcase, Inc (Class A)	525
65,956	*	Stericycle, Inc	5,516
31,978	*	SYKES Enterprises, Inc	505
13,336	*	Team, Inc	413
47,935	*	Tetra Tech, Inc	1,264
9,816	*	TMS International Corp	119
43,886		Towers Watson & Co	2,900
13,579	*	TRC Cos, Inc	83
37,265	*	TrueBlue, Inc	666
11,503		Unifirst Corp	708
36,394		United Stationers, Inc	1,129
90,567	*	Verisk Analytics, Inc	4,254

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

15,178		Viad Corp	$295
2,793		VSE Corp	69
83,921		Waste Connections, Inc	2,730
360,208		Waste Management, Inc	12,592

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	113,600

CONSUMER DURABLES & APPAREL - 1.4%
30,538	e	American Greetings Corp (Class A)	468
9,523	*	Arctic Cat, Inc	408
45,763	*	Ascena Retail Group, Inc	2,028
58,119	*	Beazer Homes USA, Inc	189
4,923		Blyth, Inc	368
60,835		Brunswick Corp	1,567
51,179	e	Callaway Golf Co	346
37,626	*	Carter’s, Inc	1,873
4,557	*	Cavco Industries, Inc	212
5,581	e	Cherokee, Inc	64
31,639	*	Clarus Corp	293
222,939		Coach, Inc	17,230
9,339	e	Columbia Sportswear Co	443
64,294	*	CROCS, Inc	1,345
5,480		CSS Industries, Inc	107
29,784	*,e	Deckers Outdoor Corp	1,878
4,329	*	Delta Apparel, Inc	71
215,214		DR Horton, Inc	3,265
18,783	e	Ethan Allen Interiors, Inc	476
39,142	*	Fossil, Inc	5,166
34,198	*,e	Furniture Brands International, Inc	57
82,384	*,e	Garmin Ltd	3,868
13,268	*	G-III Apparel Group Ltd	377
73,677	*	Hanesbrands, Inc	2,176
53,605		Harman International Industries, Inc	2,509
90,667		Hasbro, Inc	3,329
23,782	*	Helen of Troy Ltd	809
49,581	*,e	Hovnanian Enterprises, Inc (Class A)	121
54,965	*	Iconix Brand Group, Inc	955
18,236	*,e	iRobot Corp	497
24,481	e	Jakks Pacific, Inc	427
71,707		Jarden Corp	2,885
3,583	*	Johnson Outdoors, Inc	68
66,643		Jones Apparel Group, Inc	837
58,687	e	KB Home	522
6,203	*	Kenneth Cole Productions, Inc (Class A)	100
19,366	*,e	K-Swiss, Inc (Class A)	79
39,237	*	La-Z-Boy, Inc	587
34,167	*	Leapfrog Enterprises, Inc	286
109,499	e	Leggett & Platt, Inc	2,520
122,890	e	Lennar Corp (Class A)	3,340
12,366	*	Libbey, Inc	160
7,210		Lifetime Brands, Inc	81
71,814	*,e	Liz Claiborne, Inc	959
16,303	*	M/I Homes, Inc	202

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

17,427	*	Maidenform Brands, Inc	$392
8,407	e	Marine Products Corp	50
262,506		Mattel, Inc	8,836
29,150		MDC Holdings, Inc	752
24,046	*	Meritage Homes Corp	651
41,600	*	Michael Kors Holdings Ltd	1,938
43,299	*	Mohawk Industries, Inc	2,880
12,667		Movado Group, Inc	311
221,507		Newell Rubbermaid, Inc	3,945
272,081		Nike, Inc (Class B)	29,505
4,055	*	NVR, Inc	2,945
10,106		Oxford Industries, Inc	514
8,860	*	Perry Ellis International, Inc	165
43,642		Phillips-Van Heusen Corp	3,899
48,524		Polaris Industries, Inc	3,501
38,375		Pool Corp	1,436
256,906	*	Pulte Homes, Inc	2,274
107,027	*	Quiksilver, Inc	432
47,710		Ralph Lauren Corp	8,317
6,477		RG Barry Corp	79
35,106		Ryland Group, Inc	677
47,340	*,e	Sealy Corp	96
27,339	*,e	Skechers U.S.A., Inc (Class A)	348
7,200	*,e	Skullcandy, Inc	114
7,407		Skyline Corp	57
52,271	*	Smith & Wesson Holding Corp	405
70,229	*,e	Standard-Pacific Corp	313
4,356	*	Steinway Musical Instruments, Inc	109
26,200	*	Steven Madden Ltd	1,120
14,503	e	Sturm Ruger & Co, Inc	712
8,138	*	Summer Infant, Inc	49
50,128	*	Tempur-Pedic International, Inc	4,232
109,135	*	Toll Brothers, Inc	2,618
19,300	*	True Religion Apparel, Inc	529
47,753		Tupperware Corp	3,032
27,184	*,e	Under Armour, Inc (Class A)	2,555
10,905	*	Unifi, Inc	105
11,370	*	Universal Electronics, Inc	227
15,069	*,e	Vera Bradley, Inc	455
66,632		VF Corp	9,727
32,732	*	Warnaco Group, Inc	1,912
5,214		Weyco Group, Inc	124
57,906		Whirlpool Corp	4,450
38,905		Wolverine World Wide, Inc	1,446
15,230	*,e	Zagg, Inc	162

		TOTAL CONSUMER DURABLES & APPAREL	173,944

CONSUMER SERVICES - 2.3%
18,260	*	AFC Enterprises	310
14,656		Ambassadors Group, Inc	78
13,862	*,e	American Public Education, Inc	527
24,907		Ameristar Casinos, Inc	464

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

87,271	*	Apollo Group, Inc (Class A)	$3,372
5,600	*	Archipelago Learning, Inc	62
10,098	*	Ascent Media Corp (Series A)	478
33,030	*	Bally Technologies, Inc	1,544
10,282		Benihana, Inc	134
17,427	*	BJ’s Restaurants, Inc	877
24,666		Bob Evans Farms, Inc	930
35,903	*,e	Boyd Gaming Corp	281
14,947	*	Bravo Brio Restaurant Group, Inc	298
14,051	*,e	Bridgepoint Education, Inc	348
65,006		Brinker International, Inc	1,791
13,602	*	Buffalo Wild Wings, Inc	1,234
27,800	*	Caesars Entertainment Corp	410
12,339	*	Cambium Learning Group, Inc	33
12,593	*	Capella Education Co	453
46,334	*	Career Education Corp	373
5,895	*	Caribou Coffee Co, Inc	110
323,451		Carnival Corp	10,376
8,099	*	Carrols Restaurant Group, Inc	124
17,289		CBRL Group, Inc	965
15,042		CEC Entertainment, Inc	570
46,024	*,e	Cheesecake Factory	1,353
23,322	*	Chipotle Mexican Grill, Inc (Class A)	9,749
21,525	e	Choice Hotels International, Inc	804
9,609		Churchill Downs, Inc	537
23,500	*,e	Coinstar, Inc	1,493
59,209	*	Corinthian Colleges, Inc	245
104,522		Darden Restaurants, Inc	5,347
75,312	*	Denny’s Corp	304
51,986		DeVry, Inc	1,761
11,939	*	DineEquity, Inc	592
47,224		Domino’s Pizza, Inc	1,714
18,900	e	Dunkin Brands Group, Inc	569
30,412	*,e	Education Management Corp	416
4,221		Einstein Noah Restaurant Group, Inc	63
27,229	*	Gaylord Entertainment Co	839
24,016	*	Grand Canyon Education, Inc	427
228,332		H&R Block, Inc	3,762
47,975		Hillenbrand, Inc	1,101
33,800	*	Hyatt Hotels Corp	1,444
230,043		International Game Technology	3,862
22,405		International Speedway Corp (Class A)	622
34,104		Interval Leisure Group, Inc	593
15,534	*	Isle of Capri Casinos, Inc	110
21,273	*,e	ITT Educational Services, Inc	1,407
39,870	*	Jack in the Box, Inc	956
47,403	*	Jamba, Inc	98
18,366	*,e	K12, Inc	434
39,822	*	Krispy Kreme Doughnuts, Inc	291
298,947		Las Vegas Sands Corp	17,210
31,445	*	Life Time Fitness, Inc	1,590
17,103		Lincoln Educational Services Corp	135

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

13,766	*	Luby’s, Inc	$84
8,861		Mac-Gray Corp	134
14,891		Marcus Corp	187
197,861		Marriott International, Inc (Class A)	7,489
19,786	*	Marriott Vacations Worldwide Corp	564
23,085		Matthews International Corp (Class A)	730
790,878		McDonald’s Corp	77,584
262,267	*	MGM Mirage	3,572
8,692	*	Monarch Casino & Resort, Inc	90
23,956	*	Morgans Hotel Group Co	119
20,438	*	Multimedia Games, Inc	224
5,638		National American University Holdings, Inc	36
14,289	*,e	O’Charleys, Inc	141
78,277	*	Orient-Express Hotels Ltd (Class A)	798
21,333	*	Panera Bread Co (Class A)	3,433
14,983	*	Papa John’s International, Inc	564
8,992	*,e	Peet’s Coffee & Tea, Inc	663
51,627	*	Penn National Gaming, Inc	2,219
18,084		PF Chang’s China Bistro, Inc	715
48,180	*	Pinnacle Entertainment, Inc	555
9,873	*	Red Lion Hotels Corp	81
11,853	*	Red Robin Gourmet Burgers, Inc	441
44,951		Regis Corp	828
101,674		Royal Caribbean Cruises Ltd	2,992
50,005	*	Ruby Tuesday, Inc	457
26,831	*	Ruth’s Chris Steak House, Inc	204
49,874	*	Scientific Games Corp (Class A)	582
183,181		Service Corp International	2,063
44,601	*	Shuffle Master, Inc	785
31,480	e	Six Flags Entertainment Corp	1,472
45,772	*	Sonic Corp	352
51,448		Sotheby’s (Class A)	2,024
9,984		Speedway Motorsports, Inc	187
570,253		Starbucks Corp	31,870
147,494		Starwood Hotels & Resorts Worldwide, Inc	8,320
958	*	Steak N Shake Co	386
11,970	*	Steiner Leisure Ltd	584
68,986	e	Stewart Enterprises, Inc (Class A)	419
9,323	e	Strayer Education, Inc	879
42,904		Texas Roadhouse, Inc (Class A)	714
16,126	*	Town Sports International Holdings, Inc	204
15,190		Universal Technical Institute, Inc	200
27,599		Vail Resorts, Inc	1,194
22,133	e	Weight Watchers International, Inc	1,708
241,251		Wendy’s	1,209
43,711	*	WMS Industries, Inc	1,037
117,938		Wyndham Worldwide Corp	5,485
49,584		Wynn Resorts Ltd	6,192
353,395		Yum! Brands, Inc	25,154

		TOTAL CONSUMER SERVICES	283,894

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

DIVERSIFIED FINANCIALS - 6.0%
36,918		Advance America Cash Advance Centers, Inc	$387
39,037	*	Affiliated Managers Group, Inc	4,365
270,566	*	American Capital Ltd	2,346
801,599		American Express Co	46,381
171,441		Ameriprise Financial, Inc	9,794
149,594		Apollo Investment Corp	1,073
167,701		Ares Capital Corp	2,742
21,300	e	Artio Global Investors, Inc	102
8,180,983		Bank of America Corp	78,292
946,475		Bank of New York Mellon Corp	22,837
58,435	e	BGC Partners, Inc (Class A)	432
54,667		BlackRock Kelso Capital Corp	537
65,468		BlackRock, Inc	13,414
77,753	*	Broadpoint Securities Group, Inc	106
16,951		Calamos Asset Management, Inc (Class A)	222
380,272		Capital One Financial Corp	21,196
2,167		Capital Southwest Corp	205
22,738		Cash America International, Inc	1,090
39,930		CBOE Holdings, Inc	1,135
798,896		Charles Schwab Corp	11,480
2,214,277		Citigroup, Inc	80,932
51,189		CME Group, Inc	14,811
12,285	e	Cohen & Steers, Inc	392
30,640		Compass Diversified Trust	453
50,765	*	Cowen Group, Inc	138
5,106	*	Credit Acceptance Corp	516
9,816	*	Deerfield Capital Corp	61
1,420		Diamond Hill Investment Group, Inc	105
414,926		Discover Financial Services	13,834
33,079	*	Dollar Financial Corp	624
21,313		Duff & Phelps Corp	331
191,552	*	E*Trade Financial Corp	2,097
92,658		Eaton Vance Corp	2,648
10,984		Epoch Holding Corp	262
14,946		Evercore Partners, Inc (Class A)	434
36,390	*	Ezcorp, Inc (Class A)	1,181
39,284	*	FBR Capital Markets Corp	101
69,691	e	Federated Investors, Inc (Class B)	1,562
62,757	e	Fifth Street Finance Corp	613
29,176	*,e	Financial Engines, Inc	652
23,334	*	First Cash Financial Services, Inc	1,001
58,259	*	First Marblehead Corp	71
110,286		Franklin Resources, Inc	13,679
5,142	e	Friedman Billings Ramsey Group, Inc (Class A)	114
17,300	e	FXCM, Inc	225
7,000	e	Gain Capital Holdings, Inc	35
6,584		GAMCO Investors, Inc (Class A)	327
54,396		GFI Group, Inc	205
15,081		Gladstone Capital Corp	122
15,921		Gladstone Investment Corp	121
393,954		Goldman Sachs Group, Inc	48,995
5,889	e	Golub Capital BDC, Inc	90

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

16,998	*,e	Green Dot Corp	$451
22,433	e	Greenhill & Co, Inc	979
16,757	*	Harris & Harris Group, Inc	70
33,744		Hercules Technology Growth Capital, Inc	374
22,560	*	HFF, Inc (Class A)	372
13,505	*	Imperial Holdings, Inc	36
30,361		Interactive Brokers Group, Inc (Class A)	516
55,957	*	IntercontinentalExchange, Inc	7,690
13,392	*	International Assets Holding Corp	283
32,107	*	Internet Capital Group, Inc	287
346,461		Invesco Ltd	9,240
34,884	*	Investment Technology Group, Inc	417
32,000	e	iShares Russell 2000 Index Fund	2,651
50,823	e	iShares Russell 3000 Index Fund	4,233
137,373		Janus Capital Group, Inc	1,224
102,327	e	Jefferies Group, Inc	1,928
11,011		JMP Group, Inc	81
3,027,329		JPMorgan Chase & Co	139,197
26,819	e	KBW, Inc	496
73,616	*	Knight Capital Group, Inc (Class A)	947
15,310		Kohlberg Capital Corp	106
73,441	*,e	Ladenburg Thalmann Financial Services, Inc	131
84,822		Lazard Ltd (Class A)	2,423
113,921		Legg Mason, Inc	3,182
148,551		Leucadia National Corp	3,877
26,205	*	LPL Investment Holdings, Inc	994
15,412	e	Main Street Capital Corp	380
2,900	*	Manning & Napier, Inc	43
21,429		MarketAxess Holdings, Inc	799
6,533		Marlin Business Services Corp	98
64,585		MCG Capital Corp	274
9,981		Medallion Financial Corp	111
7,998		Medley Capital Corp	90
152,732		Moody’s Corp	6,430
1,172,927		Morgan Stanley	23,035
91,923	*	MSCI, Inc (Class A)	3,384
17,411		MVC Capital, Inc	229
94,841	*	Nasdaq Stock Market, Inc	2,456
20,204		Nelnet, Inc (Class A)	523
23,100	*,e	Netspend Holdings, Inc	179
5,367		New Mountain Finance Corp	74
21,889	*	NewStar Financial, Inc	243
12,077		NGP Capital Resources Co	79
7,402	e	Nicholas Financial, Inc	98
166,517		Northern Trust Corp	7,901
198,629		NYSE Euronext	5,961
7,363		Oppenheimer Holdings, Inc	128
35,056		PennantPark Investment Corp	365
41,814	*,e	PHH Corp	647
17,372	*	Pico Holdings, Inc	407
13,978	*	Piper Jaffray Cos	372
75,446	e	Prospect Capital Corp	828

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

9,591		Pzena Investment Management, Inc (Class A)	$56
83,531		Raymond James Financial, Inc	3,051
21,125	*	Safeguard Scientifics, Inc	363
8,937		Sanders Morris Harris Group, Inc	59
110,255		SEI Investments Co	2,281
400,986		SLM Corp	6,320
28,070		Solar Capital Ltd	620
6,100		Solar Senior Capital Ltd	98
136,000		SPDR Trust Series 1	19,138
383,476		State Street Corp	17,448
40,347	*	Stifel Financial Corp	1,527
37,258		SWS Group, Inc	213
196,827		T Rowe Price Group, Inc	12,853
167,448		TD Ameritrade Holding Corp	3,305
6,653		THL Credit, Inc	86
20,926		TICC Capital Corp	204
20,596	e	Triangle Capital Corp	407
4,394	*	Virtus Investment Partners, Inc	377
67,558		Waddell & Reed Financial, Inc (Class A)	2,190
21,153	e	Walter Investment Management Corp	477
3,869		Westwood Holdings Group, Inc	150
10,829	*,e	World Acceptance Corp	663

		TOTAL DIVERSIFIED FINANCIALS	714,073

ENERGY - 10.4%
70,225	*,e	Abraxas Petroleum Corp	219
9,171		Alon USA Energy, Inc	83
172,068	*	Alpha Natural Resources, Inc	2,617
13,406	*,e	Amyris Biotechnologies, Inc	69
379,656		Anadarko Petroleum Corp	29,742
292,223		Apache Corp	29,351
6,580	e	APCO Argentina, Inc	449
19,956	*,e	Approach Resources, Inc	737
154,928	e	Arch Coal, Inc	1,659
33,846	*,e	ATP Oil & Gas Corp	249
44,174	*	Atwood Oceanics, Inc	1,983
330,952		Baker Hughes, Inc	13,880
18,593	*	Basic Energy Services, Inc	323
39,652		Berry Petroleum Co (Class A)	1,869
35,237	*	Bill Barrett Corp	917
7,300	*	Bonanza Creek Energy, Inc	160
90,573	*,e	BPZ Energy, Inc	365
27,721		Bristow Group, Inc	1,323
9,000	*,e	C&J Energy Services, Inc	160
158,122		Cabot Oil & Gas Corp	4,929
79,978	*	Cal Dive International, Inc	264
27,753	*	Callon Petroleum Co	175
185,991	*	Cameron International Corp	9,826
14,570	e	CARBO Ceramics, Inc	1,536
29,745	*	Carrizo Oil & Gas, Inc	841
117,249	*	Cheniere Energy, Inc	1,756
501,766		Chesapeake Energy Corp	11,626

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

1,532,251		Chevron Corp	$164,318
64,690		Cimarex Energy Co	4,882
4,602	*,e	Clayton Williams Energy, Inc	366
37,262	*,e	Clean Energy Fuels Corp	793
46,507	*	Cloud Peak Energy, Inc	741
92,972	*	Cobalt International Energy, Inc	2,792
36,545	*,e	Comstock Resources, Inc	579
78,411	*	Concho Resources, Inc	8,004
1,012,047		ConocoPhillips	76,926
173,265		Consol Energy, Inc	5,908
9,289	*	Contango Oil & Gas Co	547
31,765	*,e	Continental Resources, Inc	2,726
34,938		Core Laboratories NV	4,597
15,591	*	Crimson Exploration, Inc	65
37,807		Crosstex Energy, Inc	535
67,340	*	CVR Energy, Inc	1,801
4,728	*	Dawson Geophysical Co	162
7,530		Delek US Holdings, Inc	117
308,251	*	Denbury Resources, Inc	5,619
321,030	*	Devon Energy Corp	22,832
38,961	e	DHT Maritime, Inc	37
51,948	e	Diamond Offshore Drilling, Inc	3,468
59,365	*	Dresser-Rand Group, Inc	2,754
26,285	*	Dril-Quip, Inc	1,709
584,057		El Paso Corp	17,259
28,282	*,e	Endeavour International Corp	335
53,820		Energen Corp	2,645
21,960	*	Energy Partners Ltd	365
56,747	*	Energy XXI Bermuda Ltd	2,049
204,494		EOG Resources, Inc	22,719
102,738		Equitable Resources, Inc	4,953
11,704	*	Evolution Petroleum Corp	109
111,561	e	EXCO Resources, Inc	740
55,293	*	Exterran Holdings, Inc	729
3,754,904	d	Exxon Mobil Corp	325,662
183,806	*	FMC Technologies, Inc	9,267
85,352	*	Forest Oil Corp	1,034
39,564	e	Frontline Ltd	304
36,931	*	FX Energy, Inc	201
54,404	*	Gastar Exploration Ltd	163
7,921	*,e	Geokinetics, Inc	14
15,376	*	Georesources, Inc	503
3,300	*,e	Gevo, Inc	30
14,135	*	Global Geophysical Services, Inc	150
104,374	*,e	GMX Resources, Inc	133
31,274	e	Golar LNG Ltd	1,190
20,317	*,e	Goodrich Petroleum Corp	386
20,962	*	Green Plains Renewable Energy, Inc	226
9,089		Gulf Island Fabrication, Inc	266
18,061	*	Gulfmark Offshore, Inc	830
34,632	*	Gulfport Energy Corp	1,008
696,253		Halliburton Co	23,110

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

29,621	*	Harvest Natural Resources, Inc	$210
70,305	*,e	Heckmann Corp	303
81,706	*	Helix Energy Solutions Group, Inc	1,454
72,674		Helmerich & Payne, Inc	3,921
87,818	*	Hercules Offshore, Inc	415
229,736		Hess Corp	13,543
145,720		Holly Corp	4,685
23,446	*	Hornbeck Offshore Services, Inc	985
14,150	e	Houston American Energy Corp	74
130,217	*,e	Hyperdynamics Corp	168
100,154	*	ION Geophysical Corp	646
823	*,e	Isramco, Inc	72
27,417	*,e	James River Coal Co	140
95,985	*	Key Energy Services, Inc	1,483
130,214	e	Kinder Morgan, Inc	5,033
7,900	*,e	KiOR, Inc (Class A)	106
18,775		Knightsbridge Tankers Ltd	270
195,747	*,e	Kodiak Oil & Gas Corp	1,950
24,954	*	Kosmos Energy LLC	330
12,300	*,e	L&L Energy, Inc	30
15,300	*	Laredo Petroleum Holdings, Inc	359
22,968		Lufkin Industries, Inc	1,852
98,229	*,e	Magnum Hunter Resources Corp	630
542,638		Marathon Oil Corp	17,202
270,119		Marathon Petroleum Corp	11,712
10,300	*	Matador Resources Co	113
23,922	*	Matrix Service Co	335
176,324	*	McDermott International, Inc	2,259
78,067	*,e	McMoRan Exploration Co	835
31,904	*,e	Miller Petroleum, Inc	135
7,684	*	Mitcham Industries, Inc	173
147,218		Murphy Oil Corp	8,284
217,056	*	Nabors Industries Ltd	3,796
322,805		National Oilwell Varco, Inc	25,654
5,226	*	Natural Gas Services Group, Inc	69
101,438	*	Newfield Exploration Co	3,518
69,901	*,e	Newpark Resources, Inc	572
134,406		Noble Energy, Inc	13,142
37,402	e	Nordic American Tanker Shipping	594
48,403	*,e	Northern Oil And Gas, Inc	1,004
45,751	*,e	Oasis Petroleum, Inc	1,411
619,477		Occidental Petroleum Corp	58,993
82,172		Oceaneering International, Inc	4,428
39,049	*	Oil States International, Inc	3,048
31,318	e	Overseas Shipholding Group, Inc	396
3,307	*	OYO Geospace Corp	348
37,088	*,e	Pacific Asia Petroleum, Inc	37
5,367		Panhandle Oil and Gas, Inc (Class A)	158
96,030	*	Parker Drilling Co	573
82,202	*,e	Patriot Coal Corp	513
119,282		Patterson-UTI Energy, Inc	2,062
205,078		Peabody Energy Corp	5,939

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

35,015	e	Penn Virginia Corp	$159
16,488	*	Petroleum Development Corp	612
43,261	*,e	Petroquest Energy, Inc	266
9,723	*	PHI, Inc	225
42,944	*	Pioneer Drilling Co	378
94,060		Pioneer Natural Resources Co	10,496
108,164	*	Plains Exploration & Production Co	4,613
132,552		Questar Market Resources, Inc	4,043
86,019	*,e	Quicksilver Resources, Inc	434
121,181		Range Resources Corp	7,045
167,304	*	Rentech, Inc	348
35,433	*,e	Resolute Energy Corp	403
36,039	*,e	Rex Energy Corp	385
6,400	*	Rex Stores Corp	196
4,515	*	RigNet, Inc	79
40,850	*	Rosetta Resources, Inc	1,992
96,528	*	Rowan Cos, Inc	3,179
49,925	e	RPC, Inc	530
7,400	*	Sanchez Energy Corp	166
317,094	*,e	SandRidge Energy, Inc	2,483
1,034,291		Schlumberger Ltd	72,329
19,383	*	Scorpio Tankers, Inc	137
16,143		SEACOR Holdings, Inc	1,546
31,863	*	SemGroup Corp	928
34,031	e	Ship Finance International Ltd	521
8,338	*,e	Solazyme, Inc	122
263,405	*	Southwestern Energy Co	8,060
493,023		Spectra Energy Corp	15,555
47,139		St. Mary Land & Exploration Co	3,336
36,323	*	Stone Energy Corp	1,038
88,549		Sunoco, Inc	3,378
117,034	*	Superior Energy Services	3,085
32,148	*	Swift Energy Co	933
49,984	*,e	Syntroleum Corp	48
12,700		Targa Resources Investments, Inc	577
32,878		Teekay Corp	1,143
32,183	e	Teekay Tankers Ltd (Class A)	195
23,351	*	Tesco Corp	331
108,582	*,e	Tesoro Corp	2,914
61,337	*	Tetra Technologies, Inc	578
38,204		Tidewater, Inc	2,064
46,549	*,e	Triangle Petroleum Corp	321
117,937	*	Ultra Petroleum Corp	2,669
10,127	*	Union Drilling, Inc	56
29,837	*	Unit Corp	1,276
49,078	*	Uranerz Energy Corp	124
76,523	*,e	Uranium Energy Corp	298
13,262	*,e	Uranium Resources, Inc	12
80,628	*,e	Ur-Energy, Inc	98
132,574	*,e	USEC, Inc	141
48,465	*	Vaalco Energy, Inc	458
431,477		Valero Energy Corp	11,119

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

169,150	*,e	Vantage Drilling Co	$271
22,450	*	Venoco, Inc	243
34,077	*,e	Voyager Oil & Gas, Inc	83
26,733		W&T Offshore, Inc	564
67,894	*	Warren Resources, Inc	221
41,000	e	Western Refining, Inc	772
7,723	*	Westmoreland Coal Co	86
89,390	*	Whiting Petroleum Corp	4,854
29,621	*	Willbros Group, Inc	96
446,175		Williams Cos, Inc	13,747
54,207		World Fuel Services Corp	2,222
148,725	*	WPX Energy, Inc	2,679
18,939	*,e	Zion Oil & Gas, Inc	50

		TOTAL ENERGY	1,251,038

FOOD & STAPLES RETAILING - 2.0%
13,080		Andersons, Inc	637
837		Arden Group, Inc (Class A)	76
29,235		Casey’s General Stores, Inc	1,621
7,700	*	Chefs’ Warehouse Holdings, Inc	178
332,917		Costco Wholesale Corp	30,229
1,031,615		CVS Corp	46,216
21,250	*,e	Fresh Market, Inc	1,019
37,448		Harris Teeter Supermarkets, Inc	1,502
8,163		Ingles Markets, Inc (Class A)	144
432,445		Kroger Co	10,478
10,977		Nash Finch Co	312
16,292	*	Pantry, Inc	212
13,557		Pricesmart, Inc	987
445,462	*	Rite Aid Corp	775
14,600	*	Roundy’s, Inc	156
203,527	e	Safeway, Inc	4,113
18,527		Spartan Stores, Inc	336
165,275	e	Supervalu, Inc	944
5,570	*	Susser Holdings Corp	143
442,709		Sysco Corp	13,219
36,743	*	United Natural Foods, Inc	1,714
4,652		Village Super Market (Class A)	147
696,498		Walgreen Co	23,326
1,352,613		Wal-Mart Stores, Inc	82,780
8,834		Weis Markets, Inc	385
118,108		Whole Foods Market, Inc	9,827

		TOTAL FOOD & STAPLES RETAILING	231,476

FOOD, BEVERAGE & TOBACCO - 5.3%
2,319	e	Alico, Inc	54
68,179	*	Alliance One International, Inc	257
1,597,571		Altria Group, Inc	49,317
513,914		Archer Daniels Midland Co	16,271
37,577		B&G Foods, Inc (Class A)	846
117,473		Beam, Inc	6,879
6,724	*,e	Boston Beer Co, Inc (Class A)	718

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

78,041		Brown-Forman Corp (Class B)	$6,508
110,705		Bunge Ltd	7,577
7,129	e	Calavo Growers, Inc	191
10,929	e	Cal-Maine Foods, Inc	418
135,203	e	Campbell Soup Co	4,577
53,541	*,e	Central European Distribution Corp	274
31,603	*	Chiquita Brands International, Inc	278
4,202		Coca-Cola Bottling Co Consolidated	264
1,505,903		Coca-Cola Co	111,451
231,992		Coca-Cola Enterprises, Inc	6,635
312,873		ConAgra Foods, Inc	8,216
141,361	*	Constellation Brands, Inc (Class A)	3,335
57,268		Corn Products International, Inc	3,302
7,653	*	Craft Brewers Alliance, Inc	59
88,594	*	Darling International, Inc	1,543
140,023	*	Dean Foods Co	1,696
16,103	e	Diamond Foods, Inc	367
27,600	*,e	Dole Food Co, Inc	275
169,553	e	Dr Pepper Snapple Group, Inc	6,818
5,320	*,e	Farmer Bros Co	58
85,492		Flowers Foods, Inc	1,741
27,866		Fresh Del Monte Produce, Inc	636
487,157		General Mills, Inc	19,218
92,988	*,e	Green Mountain Coffee Roasters, Inc	4,356
2,482		Griffin Land & Nurseries, Inc (Class A)	66
246,187		H.J. Heinz Co	13,183
27,245	*	Hain Celestial Group, Inc	1,194
116,332		Hershey Co	7,135
105,226		Hormel Foods Corp	3,106
8,158	e	Imperial Sugar Co	38
11,326		J&J Snack Foods Corp	594
87,000		J.M. Smucker Co	7,078
188,539		Kellogg Co	10,111
1,260,235		Kraft Foods, Inc (Class A)	47,902
14,250	e	Lancaster Colony Corp	947
36,396		Lance, Inc	941
3,603	*,e	Lifeway Foods, Inc	33
6,464	e	Limoneira Co	109
102,064		Lorillard, Inc	13,215
100,117		McCormick & Co, Inc	5,449
154,798		Mead Johnson Nutrition Co	12,768
9,066		Mgp Ingredients, Inc	49
99,012		Molson Coors Brewing Co (Class B)	4,480
106,354	*	Monster Beverage Corp	6,604
5,604		National Beverage Corp	90
15,084	*	Omega Protein Corp	115
1,204,876		PepsiCo, Inc	79,943
1,356,713		Philip Morris International, Inc	120,219
45,390	*,e	Pilgrim’s Pride Corp	339
21,173	*	Post Holdings, Inc	697
9,350	*,e	Primo Water	18
42,347	*	Ralcorp Holdings, Inc	3,137

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

256,391		Reynolds American, Inc	$10,625
17,484		Sanderson Farms, Inc	927
447,735		Sara Lee Corp	9,640
7,792	*	Seneca Foods Corp	205
53,670	*	Smart Balance, Inc	355
125,524	*	Smithfield Foods, Inc	2,765
69,350	*,e	Star Scientific, Inc	227
14,223	*,e	Synutra International, Inc	84
18,654	e	Tootsie Roll Industries, Inc	427
26,938	*	TreeHouse Foods, Inc	1,603
230,318		Tyson Foods, Inc (Class A)	4,411
18,707	e	Universal Corp	872
35,109	e	Vector Group Ltd	622

		TOTAL FOOD, BEVERAGE & TOBACCO	636,458

HEALTH CARE EQUIPMENT & SERVICES - 4.3%
15,924	*	Abaxis, Inc	464
27,756	*,e	Abiomed, Inc	616
30,836	*,e	Accretive Health, Inc	616
52,299	*	Accuray, Inc	369
270,407		Aetna, Inc	13,564
8,631	*	Air Methods Corp	753
47,580	*	Align Technology, Inc	1,311
18,580	*	Alliance Imaging, Inc	28
145,378	*	Allscripts Healthcare Solutions, Inc	2,413
7,268	*	Almost Family, Inc	189
39,818	*	Alphatec Holdings, Inc	94
21,596	*	Amedisys, Inc	312
32,663	*	Amerigroup Corp	2,198
197,849		AmerisourceBergen Corp	7,851
30,580	*	AMN Healthcare Services, Inc	185
25,648	*	Amsurg Corp	718
10,953		Analogic Corp	740
18,523	*	Angiodynamics, Inc	227
92,275	*,e	Antares Pharma, Inc	298
20,843	*	Arthrocare Corp	560
17,166		Assisted Living Concepts, Inc (A Shares)	285
25,682	*,e	athenahealth, Inc	1,904
10,854	*	AtriCure, Inc	108
1,039		Atrion Corp	218
64,525		Bard (C.R.), Inc	6,370
435,403		Baxter International, Inc	26,029
166,598		Becton Dickinson & Co	12,936
22,022	*,e	Biolase Technology, Inc	60
18,346	*,e	Bio-Reference Labs, Inc	431
31,488	*	BioScrip, Inc	214
1,149,568	*	Boston Scientific Corp	6,874
74,076	*	Brookdale Senior Living, Inc	1,387
18,628		Cantel Medical Corp	467
15,384	*	Capital Senior Living Corp	142
265,985		Cardinal Health, Inc	11,467
18,454	*	CardioNet, Inc	57

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

9,837	*,e	Cardiovascular Systems, Inc	$91
164,978	*	CareFusion Corp	4,278
32,577	*	Catalyst Health Solutions, Inc	2,076
39,667	*	Centene Corp	1,942
108,462	*	Cerner Corp	8,261
28,816	*,e	Cerus Corp	116
16,152		Chemed Corp	1,012
8,056	*	Chindex International, Inc	77
213,264		Cigna Corp	10,503
72,212	*	Community Health Systems, Inc	1,606
7,737		Computer Programs & Systems, Inc	437
25,681	*,e	Conceptus, Inc	369
22,053		Conmed Corp	659
34,815		Cooper Cos, Inc	2,845
6,016	*	Corvel Corp	240
110,716		Coventry Health Care, Inc	3,938
376,397		Covidien plc	20,582
22,090	*	Cross Country Healthcare, Inc	111
27,223	*	CryoLife, Inc	143
22,734	*	Cyberonics, Inc	867
5,493	*	Cynosure, Inc (Class A)	98
71,147	*	DaVita, Inc	6,415
29,659	*,e	Delcath Systems, Inc	93
107,747		Dentsply International, Inc	4,324
51,238	*	DexCom, Inc	534
7,198	*	DynaVox, Inc	22
87,257	*	Edwards Lifesciences Corp	6,346
23,206	*	Emeritus Corp	410
42,117	*	Endologix, Inc	617
10,891		Ensign Group, Inc	296
4,100	*,e	ePocrates, Inc	35
4,898	*	Exactech, Inc	78
20,845	*,e	EXamWorks, Inc	259
370,620	*	Express Scripts, Inc	20,080
24,001	*	Five Star Quality Care, Inc	82
35,041	*	Gen-Probe, Inc	2,327
22,160	*	Gentiva Health Services, Inc	194
19,254	*	Greatbatch, Inc	472
18,549	*	Haemonetics Corp	1,292
25,502	*	Hanger Orthopedic Group, Inc	557
32,412	*,e	Hansen Medical, Inc	97
86,994		HCA Holdings, Inc	2,152
197,006	*	Health Management Associates, Inc (Class A)	1,324
69,494	*	Health Net, Inc	2,760
71,500	*	Healthsouth Corp	1,464
12,083	*	HealthStream, Inc	280
28,116	*	Healthways, Inc	207
9,160	*,e	HeartWare International, Inc	602
69,502	*	Henry Schein, Inc	5,260
49,054		Hill-Rom Holdings, Inc	1,639
62,121	*	HMS Holdings Corp	1,939
200,085	*	Hologic, Inc	4,312

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

128,079		Humana, Inc	$11,845
9,095	*	ICU Medical, Inc	447
43,803	*	Idexx Laboratories, Inc	3,831
34,069	*	Insulet Corp	652
16,250	*	Integra LifeSciences Holdings Corp	564
30,088	*	Intuitive Surgical, Inc	16,300
23,110		Invacare Corp	383
65,672	*	Inverness Medical Innovations, Inc	1,708
11,925	*,e	IPC The Hospitalist Co, Inc	440
12,955	*	IRIS International, Inc	175
8,260		Kensey Nash Corp	242
38,766	*	Kindred Healthcare, Inc	335
75,460	*	Laboratory Corp of America Holdings	6,908
8,629		Landauer, Inc	458
11,927	*	LHC Group, Inc	221
40,314	*	LifePoint Hospitals, Inc	1,590
72,282		Lincare Holdings, Inc	1,871
23,696	*	Magellan Health Services, Inc	1,157
24,243	*,e	MAKO Surgical Corp	1,022
38,810		Masimo Corp	907
192,502		McKesson Corp	16,896
33,286	*	MedAssets, Inc	438
304,773	*	Medco Health Solutions, Inc	21,426
9,627	*	Medical Action Industries, Inc	55
14,224	*	Medidata Solutions, Inc	379
813,576		Medtronic, Inc	31,885
38,200	*,e	Merge Healthcare, Inc	223
31,965		Meridian Bioscience, Inc	619
29,037	*	Merit Medical Systems, Inc	361
31,344	*	Metropolitan Health Networks, Inc	294
24,036	*	MModal, Inc	254
21,513	*	Molina Healthcare, Inc	723
9,533	*	MWI Veterinary Supply, Inc	839
6,756		National Healthcare Corp	308
19,956	*	Natus Medical, Inc	238
18,486	*	Neogen Corp	722
66,756	*,e	Neoprobe Corp	219
30,456	*	NuVasive, Inc	513
33,986	*	NxStage Medical, Inc	655
86,850		Omnicare, Inc	3,089
24,067	*	Omnicell, Inc	366
30,922	*	OraSure Technologies, Inc	355
14,876	*	Orthofix International NV	559
48,567		Owens & Minor, Inc	1,477
12,302	*	Palomar Medical Technologies, Inc	115
79,206		Patterson Cos, Inc	2,645
35,351	*	Pediatrix Medical Group, Inc	2,629
23,814	*	PharMerica Corp	296
8,598	*	Providence Service Corp	133
41,924	*	PSS World Medical, Inc	1,062
29,676		Quality Systems, Inc	1,298
118,730		Quest Diagnostics, Inc	7,260

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

21,781	*,e	Quidel Corp	$400
23,354	*,e	RadNet, Inc	74
116,858	*	Resmed, Inc	3,612
12,187	*,e	Rockwell Medical Technologies, Inc	115
38,631	*	RTI Biologics, Inc	143
34,640	*,e	Select Medical Holdings Corp	266
42,129	*	Sirona Dental Systems, Inc	2,171
15,881	*	Skilled Healthcare Group, Inc (Class A)	122
44,003	*	Solta Medical, Inc	133
21,581	*	Spectranetics Corp	224
249,528		St. Jude Medical, Inc	11,057
26,141	*	Staar Surgical Co	283
16,786	*	Stereotaxis, Inc	11
45,845		STERIS Corp	1,450
237,874		Stryker Corp	13,197
19,029	*	Sun Healthcare Group, Inc	130
40,216	*,e	Sunrise Senior Living, Inc	254
13,627	*	SurModics, Inc	209
47,188	*	SXC Health Solutions Corp	3,537
32,497	*	Symmetry Medical, Inc	230
16,509	*	Synergetics USA, Inc	107
20,027	*	Team Health Holdings, Inc	412
30,710		Teleflex, Inc	1,878
367,275	*	Tenet Healthcare Corp	1,950
43,318	*	Thoratec Corp	1,460
7,882	*	Tornier BV	203
4,824	*,e	Transcend Services, Inc	142
14,800	*	Triple-S Management Corp (Class B)	342
37,485	*,e	Unilife Corp	152
825,806		UnitedHealth Group, Inc	48,672
23,233		Universal American Corp	250
69,358		Universal Health Services, Inc (Class B)	2,907
15,919	*,e	Uroplasty, Inc	48
8,422		US Physical Therapy, Inc	194
23,000	*	Vanguard Health Systems, Inc	227
89,160	*	Varian Medical Systems, Inc	6,148
12,709	*	Vascular Solutions, Inc	137
66,310	*	VCA Antech, Inc	1,539
39,957	*,e	Volcano Corp	1,133
32,075	*	WellCare Health Plans, Inc	2,306
263,264		WellPoint, Inc	19,429
26,348		West Pharmaceutical Services, Inc	1,121
28,863	*	Wright Medical Group, Inc	558
4,290		Young Innovations, Inc	133
1,700	*,e	Zeltiq Aesthetics, Inc	10
138,078		Zimmer Holdings, Inc	8,876
17,148	*	Zoll Medical Corp	1,588

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	518,102

HOUSEHOLD & PERSONAL PRODUCTS - 2.0%
327,248		Avon Products, Inc	6,336
46,305	*	Central Garden and Pet Co (Class A)	446

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

106,968		Church & Dwight Co, Inc	$5,262
100,687		Clorox Co	6,922
372,632		Colgate-Palmolive Co	36,436
17,426	*	Elizabeth Arden, Inc	610
52,776	*	Energizer Holdings, Inc	3,915
170,046		Estee Lauder Cos (Class A)	10,533
11,623	e	Female Health Co	63
7,067	*	Harbinger Group, Inc	37
91,346		Herbalife Ltd	6,286
12,258		Inter Parfums, Inc	192
298,829		Kimberly-Clark Corp	22,080
9,661	*,e	Medifast, Inc	169
5,868	*,e	Nature’s Sunshine Products, Inc	94
38,826		Nu Skin Enterprises, Inc (Class A)	2,248
8,067	*	Nutraceutical International Corp	117
3,981		Oil-Dri Corp of America	85
38,233	*	Prestige Brands Holdings, Inc	668
2,127,699		Procter & Gamble Co	143,003
9,587	*	Revlon, Inc (Class A)	165
9,325		Schiff Nutrition International, Inc	115
11,963	*	Spectrum Brands, Inc	418
6,878	*,e	USANA Health Sciences, Inc	257
11,364		WD-40 Co	515

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	246,972

INSURANCE - 3.6%
257,107		ACE Ltd	18,819
354,989		Aflac, Inc	16,326
10,766	*	Alleghany Corp	3,543
28,991		Allied World Assurance Co Holdings Ltd	1,991
396,548		Allstate Corp	13,054
46,461	e	American Equity Investment Life Holding Co	593
61,424		American Financial Group, Inc	2,370
335,080	*	American International Group, Inc	10,331
4,964		American National Insurance Co	360
7,468	*	American Safety Insurance Holdings Ltd	141
13,065	*	Amerisafe, Inc	323
17,807	e	Amtrust Financial Services, Inc	479
251,787		AON Corp	12,353
101,080	*	Arch Capital Group Ltd	3,764
21,131		Argo Group International Holdings Ltd	631
84,896		Arthur J. Gallagher & Co	3,034
54,260		Aspen Insurance Holdings Ltd	1,516
73,810		Assurant, Inc	2,989
141,003		Assured Guaranty Ltd	2,329
98,218		Axis Capital Holdings Ltd	3,258
4,897		Baldwin & Lyons, Inc (Class B)	110
1,334,328	*	Berkshire Hathaway, Inc (Class B)	108,280
84,688		Brown & Brown, Inc	2,014
209,762		Chubb Corp	14,497
108,469		Cincinnati Financial Corp	3,743
32,879	*,e	Citizens, Inc (Class A)	325

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

19,762		CNA Financial Corp	$580
170,071	*	Conseco, Inc	1,323
14,025	e	Crawford & Co (Class B)	69
36,264		Delphi Financial Group, Inc (Class A)	1,624
9,364		Donegal Group, Inc (Class A)	128
17,698	*,e	eHealth, Inc	289
4,503		EMC Insurance Group, Inc	90
34,055		Employers Holdings, Inc	603
31,116		Endurance Specialty Holdings Ltd	1,265
4,920	*	Enstar Group Ltd	487
21,144		Erie Indemnity Co (Class A)	1,648
33,466		Everest Re Group Ltd	3,096
9,829		FBL Financial Group, Inc (Class A)	331
171,742		Fidelity National Title Group, Inc (Class A)	3,097
77,697		First American Financial Corp	1,292
40,236		Flagstone Reinsurance Holdings Ltd	317
377,648	*	Genworth Financial, Inc (Class A)	3,142
20,683	*	Greenlight Capital Re Ltd (Class A)	509
7,438	*	Hallmark Financial Services	59
32,699		Hanover Insurance Group, Inc	1,345
10,427		Harleysville Group, Inc	602
338,501		Hartford Financial Services Group, Inc	7,136
87,439		HCC Insurance Holdings, Inc	2,725
20,059	*	Hilltop Holdings, Inc	168
29,235		Horace Mann Educators Corp	515
5,951	e	Independence Holding Co	59
10,619		Infinity Property & Casualty Corp	556
2,078		Kansas City Life Insurance Co	67
39,343		Kemper Corp	1,191
233,947		Lincoln National Corp	6,167
237,462		Loews Corp	9,468
34,934		Maiden Holdings Ltd	314
7,378	*	Markel Corp	3,312
418,179		Marsh & McLennan Cos, Inc	13,712
69,338		Max Capital Group Ltd	1,593
112,430	*,e	MBIA, Inc	1,102
42,189		Meadowbrook Insurance Group, Inc	394
17,944		Mercury General Corp	785
621,472		Metlife, Inc	23,211
47,771		Montpelier Re Holdings Ltd	923
36,167	*	National Financial Partners Corp	548
9,917		National Interstate Corp	254
1,551		National Western Life Insurance Co (Class A)	212
8,338	*	Navigators Group, Inc	394
195,723		Old Republic International Corp	2,065
20,220		OneBeacon Insurance Group Ltd (Class A)	312
51,773		PartnerRe Ltd	3,515
98,653	*	Phoenix Cos, Inc	242
28,637		Platinum Underwriters Holdings Ltd	1,045
13,808		Presidential Life Corp	158
21,424		Primerica, Inc	540
243,784		Principal Financial Group	7,194

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

22,204		ProAssurance Corp	$1,956
477,045		Progressive Corp	11,058
65,519		Protective Life Corp	1,941
367,158		Prudential Financial, Inc	23,273
56,415		Reinsurance Group of America, Inc (Class A)	3,355
39,604		RenaissanceRe Holdings Ltd	2,999
12,489		RLI Corp	895
11,015		Safety Insurance Group, Inc	459
14,868		SeaBright Insurance Holdings, Inc	135
40,400		Selective Insurance Group, Inc	711
35,995		Stancorp Financial Group, Inc	1,474
9,480		State Auto Financial Corp	139
12,744	e	Stewart Information Services Corp	181
51,687		Symetra Financial Corp	596
79,519		Torchmark Corp	3,964
31,231		Tower Group, Inc	701
304,878		Travelers Cos, Inc	18,048
12,914	*	United America Indemnity Ltd	252
17,338		United Fire & Casualty Co	310
10,064		Universal Insurance Holdings, Inc	39
234,134		UnumProvident Corp	5,732
58,995		Validus Holdings Ltd	1,826
84,224		W.R. Berkley Corp	3,042
4,478		White Mountains Insurance Group Ltd	2,247
236,648		XL Capital Ltd	5,133

		TOTAL INSURANCE	429,412

MATERIALS - 4.0%
24,943		A. Schulman, Inc	674
5,113	*	AEP Industries, Inc	178
161,979		Air Products & Chemicals, Inc	14,870
58,464		Airgas, Inc	5,202
84,458	e	AK Steel Holding Corp	639
69,587		Albemarle Corp	4,448
801,888		Alcoa, Inc	8,035
81,466		Allegheny Technologies, Inc	3,354
68,161	*	Allied Nevada Gold Corp	2,217
18,051		AMCOL International Corp	532
18,079		American Vanguard Corp	392
50,149		Aptargroup, Inc	2,747
60,252		Ashland, Inc	3,679
21,090		Balchem Corp	638
125,914		Ball Corp	5,400
80,502		Bemis Co, Inc	2,599
76,383		Boise, Inc	627
14,781	*	Brush Engineered Materials, Inc	425
31,123		Buckeye Technologies, Inc	1,057
50,868		Cabot Corp	2,171
45,612	*	Calgon Carbon Corp	712
33,678		Carpenter Technology Corp	1,759
11,808	*,e	Castle (A.M.) & Co	149
118,461		Celanese Corp (Series A)	5,471

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

39,702	*,e	Century Aluminum Co	$353
49,555		CF Industries Holdings, Inc	9,051
5,158		Chase Corp	81
73,547	*	Chemtura	1,249
21,602	*	Clearwater Paper Corp	717
110,374		Cleveland-Cliffs, Inc	7,645
64,083	*	Coeur d’Alene Mines Corp	1,521
86,134		Commercial Metals Co	1,277
25,270		Compass Minerals International, Inc	1,813
116,848	*	Crown Holdings, Inc	4,304
38,318		Cytec Industries, Inc	2,329
9,014		Deltic Timber Corp	570
31,420		Domtar Corp	2,997
895,890		Dow Chemical Co	31,034
708,553		Du Pont (E.I.) de Nemours & Co	37,483
33,735		Eagle Materials, Inc	1,172
108,038		Eastman Chemical Co	5,584
229,072		Ecolab, Inc	14,138
66,070	*	Ferro Corp	392
38,825	*,e	Flotek Industries, Inc	467
54,612		FMC Corp	5,781
722,222		Freeport-McMoRan Copper & Gold, Inc (Class B)	27,473
14,460		FutureFuel Corp	159
51,402	*,e	General Moly, Inc	172
25,535	*	Georgia Gulf Corp	891
35,119		Glatfelter	554
47,286		Globe Specialty Metals, Inc	703
21,606	e	Gold Resource Corp	525
21,448	*,e	Golden Minerals Co	181
245,426	*	Golden Star Resources Ltd	456
122,089	*	Graphic Packaging Holding Co	674
26,849		Greif, Inc (Class A)	1,501
36,079		H.B. Fuller Co	1,184
6,809	e	Hawkins, Inc	253
9,402		Haynes International, Inc	596
54,162	*	Headwaters, Inc	226
214,218	e	Hecla Mining Co	990
33,599	*	Horsehead Holding Corp	383
145,355		Huntsman Corp	2,036
16,427		Innophos Holdings, Inc	823
18,027	*	Innospec, Inc	548
59,727		International Flavors & Fragrances, Inc	3,500
330,657		International Paper Co	11,607
40,015	*	Intrepid Potash, Inc	974
65,101	*,e	Jaguar Mining, Inc	304
11,905	e	Kaiser Aluminum Corp	563
32,261	*	Kapstone Paper and Packaging Corp	636
4,800		KMG Chemicals, Inc	87
16,539		Koppers Holdings, Inc	638
24,388	*	Kraton Polymers LLC	648
14,288	e	Kronos Worldwide, Inc	356
14,893	*	Landec Corp	97

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

101,464	*	Louisiana-Pacific Corp	$949
13,887	*	LSB Industries, Inc	540
239,332		LyondellBasell Industries AF S.C.A	10,447
34,945	e	Martin Marietta Materials, Inc	2,993
97,313	*,e	McEwen Mining, Inc	432
126,929		MeadWestvaco Corp	4,010
8,652	*,e	Metals USA Holdings Corp	125
60,363	*,e	Midway Gold Corp	86
14,800		Minerals Technologies, Inc	968
42,981	*,e	Molycorp, Inc	1,454
408,816		Monsanto Co	32,608
210,215		Mosaic Co	11,623
23,791		Myers Industries, Inc	351
11,726		Neenah Paper, Inc	349
6,813		NewMarket Corp	1,277
368,379		Newmont Mining Corp	18,887
16,993		Noranda Aluminium Holding Corp	169
240,123		Nucor Corp	10,313
63,038		Olin Corp	1,371
9,331	e	Olympic Steel, Inc	224
23,303	*	OM Group, Inc	641
32,453	*	Omnova Solutions, Inc	219
123,223	*	Owens-Illinois, Inc	2,876
79,420		Packaging Corp of America	2,350
90,889	*,e	Paramount Gold and Silver Corp	205
71,742		PolyOne Corp	1,033
119,875		PPG Industries, Inc	11,484
231,279		Praxair, Inc	26,514
9,804		Quaker Chemical Corp	387
55,860		Reliance Steel & Aluminum Co	3,155
18,123	*	Revett Minerals, Inc	76
52,434		Rock-Tenn Co (Class A)	3,542
52,353	*	Rockwood Holdings, Inc	2,730
44,744		Royal Gold, Inc	2,918
98,223		RPM International, Inc	2,572
23,200	*,e	RTI International Metals, Inc	535
16,575		Schnitzer Steel Industries, Inc (Class A)	661
13,962		Schweitzer-Mauduit International, Inc	964
34,625	e	Scotts Miracle-Gro Co (Class A)	1,875
143,206		Sealed Air Corp	2,765
30,735	*	Senomyx, Inc	84
38,347		Sensient Technologies Corp	1,457
67,242		Sherwin-Williams Co	7,307
92,651		Sigma-Aldrich Corp	6,769
37,804		Silgan Holdings, Inc	1,671
93,627		Solutia, Inc	2,616
76,188		Sonoco Products Co	2,529
131,695		Southern Copper Corp (NY)	4,176
25,932	*	Spartech Corp	127
165,292		Steel Dynamics, Inc	2,403
5,500		Stepan Co	483
87,444	*	Stillwater Mining Co	1,105

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

56,972	*,e	SunCoke Energy, Inc	$810
17,319	e	Texas Industries, Inc	606
10,121	*	Texas Petrochemicals, Inc	447
117,009	*	Thompson Creek Metals Co, Inc	791
65,998		Titanium Metals Corp	895
19,671		Tredegar Corp	385
1,357	*	United States Lime & Minerals, Inc	81
110,404	e	United States Steel Corp	3,243
4,623	*	Universal Stainless & Alloy	197
21,458	*	US Energy Corp Wyoming	68
9,000	*	US Silica Holdings Inc	188
73,237		Valspar Corp	3,537
11,300	*,e	Verso Paper Corp	21
82,408	*,e	Vista Gold Corp	259
98,368	e	Vulcan Materials Co	4,204
46,839		Walter Energy, Inc	2,773
37,679		Wausau Paper Corp	353
15,532	e	Westlake Chemical Corp	1,006
4,506	*	WHX Corp	65
46,555		Worthington Industries, Inc	893
56,274	*	WR Grace & Co	3,253
15,316		Zep, Inc	221
27,713	*	Zoltek Cos, Inc	314

		TOTAL MATERIALS	479,686

MEDIA - 3.3%
13,486		AH Belo Corp (Class A)	66
41,954	*	AMC Networks, Inc	1,872
20,466		Arbitron, Inc	757
72,008		Belo (A.H.) Corp (Class A)	516
167,818		Cablevision Systems Corp (Class A)	2,464
508,870		CBS Corp (Class B)	17,256
27,491	*,e	Central European Media Enterprises Ltd (Class A) Nasdaq	195
43,790	*	Charter Communications, Inc	2,778
70,211		Cinemark Holdings, Inc	1,541
28,047		Clear Channel Outdoor Holdings, Inc (Class A)	224
2,102,208		Comcast Corp (Class A)	63,086
13,062	*,e	Crown Media Holdings, Inc (Class A)	21
17,373	*,e	Cumulus Media, Inc (Class A)	61
3,997	*,e	Dial Global, Inc	9
20,194	*	Digital Generation, Inc	206
537,483	*	DIRECTV	26,519
202,192	*	Discovery Communications, Inc (Class A)	10,231
153,317		DISH Network Corp (Class A)	5,049
54,653	*,e	DreamWorks Animation SKG, Inc (Class A)	1,008
18,269	*,e	Entercom Communications Corp (Class A)	119
38,482	e	Entravision Communications Corp (Class A)	66
21,197	*	EW Scripps Co (Class A)	209
5,404	*	Fisher Communications, Inc	166
184,081	e	Gannett Co, Inc	2,822
8,856	*	Global Sources Ltd	55
37,922	*,e	Gray Television, Inc	72

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

33,505		Harte-Hanks, Inc	$303
376,254		Interpublic Group of Cos, Inc	4,293
33,375		John Wiley & Sons, Inc (Class A)	1,588
42,642	*	Journal Communications, Inc (Class A)	240
23,300	*	Knology, Inc	424
43,505	*,e	Lamar Advertising Co (Class A)	1,410
210,781	*	Liberty Global, Inc (Class A)	10,556
87,981	*	Liberty Interactive LLC	7,756
29,608	*	Lin TV Corp (Class A)	120
40,329	*,e	Lions Gate Entertainment Corp	561
108,249	*,e	Live Nation, Inc	1,018
45,616	*	Madison Square Garden, Inc	1,560
29,313	e	Martha Stewart Living Omnimedia, Inc (Class A)	112
45,516	*,e	McClatchy Co (Class A)	132
214,598		McGraw-Hill Cos, Inc	10,402
19,518	e	MDC Partners, Inc	217
26,535	e	Meredith Corp	861
16,901		Morningstar, Inc	1,066
40,500		National CineMedia, Inc	620
104,815	*	New York Times Co (Class A)	712
1,653,649		News Corp (Class A)	32,559
7,914	*	Nexstar Broadcasting Group, Inc (Class A)	66
213,171		Omnicom Group, Inc	10,797
11,051		Outdoor Channel Holdings, Inc	81
12,300	*,e	Pandora Media, Inc	126
7,422	*	ReachLocal, Inc	53
60,087	e	Regal Entertainment Group (Class A)	817
7,217	*	Rentrak Corp	164
2,741	*	Saga Communications, Inc	98
22,736		Scholastic Corp	802
69,106		Scripps Networks Interactive (Class A)	3,365
34,573		Sinclair Broadcast Group, Inc (Class A)	382
2,997,389	*,e	Sirius XM Radio, Inc	6,924
285,406	e	Thomson Corp	8,248
243,182		Time Warner Cable, Inc	19,819
761,503		Time Warner, Inc	28,747
38,340	*,e	Valassis Communications, Inc	882
420,270		Viacom, Inc (Class B)	19,946
219,160		Virgin Media, Inc	5,475
1,366,524		Walt Disney Co	59,825
3,529	e	Washington Post Co (Class B)	1,318
18,692	e	World Wrestling Entertainment, Inc (Class A)	166

		TOTAL MEDIA	381,979

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.1%
1,184,715		Abbott Laboratories	72,611
38,651	*	Achillion Pharmaceuticals, Inc	370
29,951	*	Acorda Therapeutics, Inc	795
6,188	*,e	Acura Pharmaceuticals, Inc	21
5,695	*	Aegerion Pharmaceuticals, Inc	79
30,064	*	Affymax, Inc	353
56,476	*	Affymetrix, Inc	241

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

264,050		Agilent Technologies, Inc	$11,753
50,321	*	Akorn, Inc	589
17,349	*	Albany Molecular Research, Inc	47
140,856	*	Alexion Pharmaceuticals, Inc	13,080
4,887	*,e	Alimera Sciences, Inc	17
70,988	*	Alkermes PLC	1,317
231,640		Allergan, Inc	22,105
63,430	*	Allos Therapeutics, Inc	94
35,380	*,e	Alnylam Pharmaceuticals, Inc	392
16,995	*	AMAG Pharmaceuticals, Inc	271
608,075		Amgen, Inc	41,344
12,703	*,e	Amicus Therapeutics, Inc	67
15,482	*,e	Ampio Pharmaceuticals, Inc	53
109,982	*,e	Amylin Pharmaceuticals, Inc	2,745
12,511	*,e	Anthera Pharmaceuticals, Inc	28
17,761	*	Ardea Biosciences, Inc	386
148,696	*,e	Arena Pharmaceuticals, Inc	456
119,817	*	Ariad Pharmaceuticals, Inc	1,911
40,003	*	Arqule, Inc	280
33,623	*	Array Biopharma, Inc	115
44,629	*	Astex Pharmaceuticals	83
36,727	*	Auxilium Pharmaceuticals, Inc	682
129,479	*,e	AVANIR Pharmaceuticals, Inc	443
27,927	*	AVEO Pharmaceuticals, Inc	347
98,905	*,e	AVI BioPharma, Inc	152
22,254	*,e	BioCryst Pharmaceuticals, Inc	107
184,445	*	Biogen Idec, Inc	23,235
84,714	*	BioMarin Pharmaceuticals, Inc	2,901
8,360	*	BioMimetic Therapeutics, Inc	21
15,217	*	Bio-Rad Laboratories, Inc (Class A)	1,578
71,471	*,e	Biosante Pharmaceuticals, Inc	49
2,885	*	Biospecifics Technologies Corp	46
16,168	*,e	Biotime, Inc	71
1,302,096		Bristol-Myers Squibb Co	43,946
64,623	*	Bruker BioSciences Corp	989
28,637	*,e	Cadence Pharmaceuticals, Inc	106
20,927	*	Cambrex Corp	146
336,291	*	Celgene Corp	26,070
128,007	*,e	Cell Therapeutics, Inc	166
43,891	*,e	Celldex Therapeutics, Inc	223
49,716	*	Cepheid, Inc	2,080
39,385	*	Charles River Laboratories International, Inc	1,421
50,100	*,e	Chelsea Therapeutics International, Inc	128
17,313	*,e	Cleveland Biolabs, Inc	43
8,100	*	Clovis Oncology, Inc	206
19,275	*	Codexis, Inc	70
56,439	*,e	Columbia Laboratories, Inc	40
51,595	*,e	Combinatorx, Inc	62
7,924	*,e	Complete Genomics, Inc	22
19,348	*,e	Corcept Therapeutics, Inc	76
5,072	*	Cornerstone Therapeutics, Inc	30
46,271	*	Covance, Inc	2,204

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

45,663	*	Cubist Pharmaceuticals, Inc	$1,975
47,886	*,e	Curis, Inc	231
47,980	*,e	Cytori Therapeutics, Inc	119
119,216	*,e	Dendreon Corp	1,270
40,825	*	Depomed, Inc	256
50,131	*	Durect Corp	40
18,782	*,e	Dusa Pharmaceuticals, Inc	118
69,074	*	Dyax Corp	108
140,378	*,e	Dynavax Technologies Corp	710
778,710		Eli Lilly & Co	31,359
16,293	*	Emergent Biosolutions, Inc	261
89,664	*	Endo Pharmaceuticals Holdings, Inc	3,473
11,335	*	Endocyte, Inc	56
18,855	*	Enzo Biochem, Inc	51
31,349	*,e	Enzon Pharmaceuticals, Inc	214
35,238	*	eResearch Technology, Inc	276
44,787	*	Exact Sciences Corp	500
115,674	*,e	Exelixis, Inc	599
4,820	*,e	Fluidigm Corp	76
206,110	*	Forest Laboratories, Inc	7,150
7,338	*	Furiex Pharmaceuticals Inc	173
14,823	*,e	Genomic Health, Inc	454
88,925	*,e	Geron Corp	150
598,586	*	Gilead Sciences, Inc	29,242
14,714	*,e	GTx, Inc	57
68,771	*,e	Halozyme Therapeutics, Inc	878
16,723	*	Harvard Bioscience, Inc	66
8,540	*	Hi-Tech Pharmacal Co, Inc	307
126,136	*	Hospira, Inc	4,716
144,582	*,e	Human Genome Sciences, Inc	1,191
49,303	*,e	Idenix Pharmaceuticals, Inc	483
93,634	*,e	Illumina, Inc	4,926
54,113	*,e	Immunogen, Inc	779
54,649	*,e	Immunomedics, Inc	198
49,816	*	Impax Laboratories, Inc	1,224
67,377	*,e	Incyte Corp	1,300
14,237	*	Infinity Pharmaceuticals, Inc	170
19,213	*	Insmed, Inc	70
43,943	*,e	InterMune, Inc	645
45,536	*,e	Ironwood Pharmaceuticals, Inc	606
74,058	*	Isis Pharmaceuticals, Inc	649
19,803	*,e	ISTA Pharmaceuticals, Inc	178
16,809	*	Jazz Pharmaceuticals PLC	815
2,089,374		Johnson & Johnson	137,816
53,997	*,e	Keryx Biopharmaceuticals, Inc	269
38,103	*,e	KV Pharmaceutical Co (Class A)	50
7,363	*	Lannett Co, Inc	31
154,334	*,e	Lexicon Pharmaceuticals, Inc	287
136,670	*	Life Technologies Corp	6,672
14,627	*	Ligand Pharmaceuticals, Inc (Class B)	233
31,134	*	Luminex Corp	727
55,893	*,e	MannKind Corp	138

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

16,568	*,e	MAP Pharmaceuticals, Inc	$238
16,427		Maxygen, Inc	94
41,466	*	Medicines Co	832
47,245		Medicis Pharmaceutical Corp (Class A)	1,776
27,156	*,e	Medivation, Inc	2,029
5,876		Medtox Scientific, Inc	99
2,352,747		Merck & Co, Inc	90,346
25,691	*,e	Metabolix, Inc	73
24,299	*	Mettler-Toledo International, Inc	4,489
34,069	*	Momenta Pharmaceuticals, Inc	522
332,461	*	Mylan Laboratories, Inc	7,796
65,398	*	Myriad Genetics, Inc	1,547
40,164	*	Nabi Biopharmaceuticals	75
87,448	*,e	Nektar Therapeutics	693
19,348	*,e	Neostem, Inc	7
37,513	*	Neurocrine Biosciences, Inc	299
69,550	*,e	Novavax, Inc	88
62,195	*	NPS Pharmaceuticals, Inc	425
15,169	*,e	Nymox Pharmaceutical Corp	122
12,855	*	Obagi Medical Products, Inc	172
7,745	*	OncoGenex Pharmaceutical, Inc	103
31,842	*,e	Oncothyreon, Inc	139
48,332	*	Onyx Pharmaceuticals, Inc	1,821
90,703	*,e	Opko Health, Inc	429
38,666	*,e	Optimer Pharmaceuticals, Inc	537
23,670	*	Orexigen Therapeutics, Inc	97
12,630	*,e	Osiris Therapeutics, Inc	65
26,111	*,e	Pacific Biosciences of California, Inc	89
24,948		Pain Therapeutics, Inc	90
26,028	*	Par Pharmaceutical Cos, Inc	1,008
46,620	*	Parexel International Corp	1,257
115,867		PDL BioPharma, Inc	736
39,629	*,e	Peregrine Pharmaceuticals, Inc	21
86,372		PerkinElmer, Inc	2,389
62,979		Perrigo Co	6,506
6,022,735		Pfizer, Inc	136,476
35,539	*,e	Pharmacyclics, Inc	987
25,992	*,e	PharmAthene, Inc	46
15,548	*	Pozen, Inc	93
15,641	*	Progenics Pharmaceuticals, Inc	155
178,940	*,e	Qiagen N.V. (NASDAQ)	2,786
40,523	*,e	Questcor Pharmaceuticals, Inc	1,524
24,692	*,e	Raptor Pharmaceutical Corp	167
55,800	*	Regeneron Pharmaceuticals, Inc	6,507
52,596	*	Rigel Pharmaceuticals, Inc	423
5,222	*,e	Sagent Pharmaceuticals	93
44,827	*	Salix Pharmaceuticals Ltd	2,353
45,925	*,e	Sangamo Biosciences, Inc	225
40,020	*	Santarus, Inc	234
60,281	*,e	Savient Pharmaceuticals, Inc	131
28,586	*	Sciclone Pharmaceuticals, Inc	180
72,220	*,e	Seattle Genetics, Inc	1,472

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

87,069	*,e	Sequenom, Inc	$354
26,901	*,e	SIGA Technologies, Inc	90
47,540	*,e	Spectrum Pharmaceuticals, Inc	600
6,322	*	Sucampo Pharmaceuticals, Inc (Class A)	47
11,524	*	Synta Pharmaceuticals Corp	50
21,017	*	Targacept, Inc	108
28,521		Techne Corp	1,999
53,148	*,e	Theravance, Inc	1,036
289,600		Thermo Electron Corp	16,329
39,512	*	United Therapeutics Corp	1,862
26,661	*	Vanda Pharmaceuticals, Inc	128
156,727	*	Vertex Pharmaceuticals, Inc	6,427
72,979	*,e	Vical, Inc	248
60,661	*	Viropharma, Inc	1,824
67,691	*,e	Vivus, Inc	1,514
128,177		Warner Chilcott plc	2,155
70,145	*	Waters Corp	6,500
95,597	*	Watson Pharmaceuticals, Inc	6,411
22,676	*,e	Xenoport, Inc	102
54,772	*,e	ZIOPHARM Oncology, Inc	296

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	852,546

REAL ESTATE - 3.3%
30,272	e	Acadia Realty Trust	682
9,800	e	AG Mortgage Investment Trust	193
10,360	e	Agree Realty Corp	234
1,574	e	Alexander’s, Inc	620
46,674		Alexandria Real Estate Equities, Inc	3,413
349,724		AMB Property Corp	12,597
24,506		American Assets Trust,Inc	559
56,588		American Campus Communities, Inc	2,531
226,212		American Capital Agency Corp	6,682
13,500		American Capital Mortgage, Inc	294
301,104		American Tower Corp	18,975
721,734	e	Annaly Capital Management, Inc	11,418
96,360		Anworth Mortgage Asset Corp	634
90,448		Apartment Investment & Management Co (Class A)	2,389
21,000		Apollo Commercial Real Estate Finance, Inc	329
126,835	*,e	ARMOUR Residential REIT, Inc	856
47,063		Ashford Hospitality Trust, Inc	424
38,683		Associated Estates Realty Corp	632
7,072	*	AV Homes, Inc	86
71,599		AvalonBay Communities, Inc	10,121
116,685		BioMed Realty Trust, Inc	2,215
111,472		Boston Properties, Inc	11,703
101,192		Brandywine Realty Trust	1,162
55,761		BRE Properties, Inc (Class A)	2,819
59,973		Camden Property Trust	3,943
23,300	e	Campus Crest Communities, Inc	272
54,804		Capital Lease Funding, Inc	221
59,367		Capstead Mortgage Corp	778
113,740	e	CBL & Associates Properties, Inc	2,152

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

223,662	*	CBRE Group, Inc	$4,465
62,638	e	Cedar Shopping Centers, Inc	321
10,703	e	Chatham Lodging Trust	136
24,872	e	Chesapeake Lodging Trust	447
757,920		Chimera Investment Corp	2,145
39,627		Cogdell Spencer, Inc	168
66,987		Colonial Properties Trust	1,456
25,359	e	Colony Financial, Inc	415
4,977	e	Consolidated-Tomoka Land Co	148
15,000		Coresite Realty	354
54,562	e	Corporate Office Properties Trust	1,266
80,554	e	Cousins Properties, Inc	611
44,020		CreXus Investment Corp	455
82,463		CubeSmart	981
84,256	e	CYS Investments, Inc	1,103
189,300		DCT Industrial Trust, Inc	1,117
170,033	e	DDR Corp	2,482
131,313		DiamondRock Hospitality Co	1,351
81,795	e	Digital Realty Trust, Inc	6,050
105,519	e	Douglas Emmett, Inc	2,407
192,154		Duke Realty Corp	2,755
45,206	e	DuPont Fabros Technology, Inc	1,105
41,887		Dynex Capital, Inc	400
20,779		EastGroup Properties, Inc	1,044
69,927		Education Realty Trust, Inc	758
35,904	e	Entertainment Properties Trust	1,665
23,332		Equity Lifestyle Properties, Inc	1,627
40,925	e	Equity One, Inc	828
223,532		Equity Residential	13,998
26,554	e	Essex Property Trust, Inc	4,023
27,824	e	Excel Trust, Inc	336
71,827	e	Extra Space Storage, Inc	2,068
47,543		Federal Realty Investment Trust	4,602
102,427	*,e	FelCor Lodging Trust, Inc	369
62,210	*	First Industrial Realty Trust, Inc	768
38,591		First Potomac Realty Trust	467
104,902	*	Forest City Enterprises, Inc (Class A)	1,643
29,389	*	Forestar Real Estate Group, Inc	452
56,329	e	Franklin Street Properties Corp	597
431,127		General Growth Properties, Inc	7,325
18,098	e	Getty Realty Corp	282
6,667	e	Gladstone Commercial Corp	115
82,965		Glimcher Realty Trust	848
24,781		Government Properties Income Trust	597
56,136	e	Hatteras Financial Corp	1,566
309,882		HCP, Inc	12,228
162,345		Health Care REIT, Inc	8,922
55,374		Healthcare Realty Trust, Inc	1,218
104,583		Hersha Hospitality Trust	571
54,288		Highwoods Properties, Inc	1,809
36,266		Home Properties, Inc	2,213
94,278		Hospitality Properties Trust	2,496

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

524,013		Host Marriott Corp	$8,604
16,459	*	Howard Hughes Corp	1,051
55,294		HRPT Properties Trust	1,030
21,800		Hudson Pacific Properties	330
64,150		Inland Real Estate Corp	569
87,900		Invesco Mortgage Capital, Inc	1,551
74,579	e	Investors Real Estate Trust	574
71,105	*,e	iStar Financial, Inc	516
32,173		Jones Lang LaSalle, Inc	2,681
16,390	e	Kennedy-Wilson Holdings, Inc	221
52,216	e	Kilroy Realty Corp	2,434
312,567		Kimco Realty Corp	6,020
35,097	e	Kite Realty Group Trust	185
65,968		LaSalle Hotel Properties	1,856
87,513	e	Lexington Corporate Properties Trust	787
88,122		Liberty Property Trust	3,148
21,755		LTC Properties, Inc	696
99,256		Macerich Co	5,732
67,066	e	Mack-Cali Realty Corp	1,933
37,179	*	Maguire Properties, Inc	87
86,187		Medical Properties Trust, Inc	800
267,655		MFA Mortgage Investments, Inc	1,999
27,705		Mid-America Apartment Communities, Inc	1,857
14,218		Mission West Properties, Inc	140
31,123		Monmouth Real Estate Investment Corp (Class A)	303
20,485		National Health Investors, Inc	999
80,343		National Retail Properties, Inc	2,185
79,679	e	Newcastle Investment Corp	500
63,283		NorthStar Realty Finance Corp	342
32,022	e	NRDC Acquisition Corp	386
76,065	e	Omega Healthcare Investors, Inc	1,617
6,398		One Liberty Properties, Inc	117
26,223	e	Parkway Properties, Inc	275
36,600		Pebblebrook Hotel Trust	826
46,426		Pennsylvania Real Estate Investment Trust	709
21,080		Pennymac Mortgage Investment Trust	394
130,905		Piedmont Office Realty Trust, Inc	2,324
120,633		Plum Creek Timber Co, Inc	5,014
38,129		Post Properties, Inc	1,787
30,874	e	Potlatch Corp	968
13,382		PS Business Parks, Inc	877
107,268		Public Storage, Inc	14,820
41,823	e	RAIT Investment Trust	208
29,459		Ramco-Gershenson Properties	360
92,230		Rayonier, Inc	4,066
101,037	e	Realty Income Corp	3,913
60,300	e	Redwood Trust, Inc	675
69,743		Regency Centers Corp	3,102
48,367	e	Resource Capital Corp	261
20,274		RLJ Lodging Trust	378
16,171	*,e	Rouse Properties, Inc	219
28,029		Sabra Healthcare REIT, Inc	461

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

6,582		Saul Centers, Inc	$266
120,382		Senior Housing Properties Trust	2,654
225,237		Simon Property Group, Inc	32,812
66,937	e	SL Green Realty Corp	5,191
21,282		Sovran Self Storage, Inc	1,060
49,920	*,e	St. Joe Co	949
12,552	e	STAG Industrial, Inc	175
72,400	e	Starwood Property Trust, Inc	1,522
134,064	*	Strategic Hotels & Resorts, Inc	882
16,200		Summit Hotel Properties, Inc	123
23,544		Sun Communities, Inc	1,020
89,758	*	Sunstone Hotel Investors, Inc	874
64,882		Tanger Factory Outlet Centers, Inc	1,929
42,522		Taubman Centers, Inc	3,102
11,747	*	Tejon Ranch Co	336
6,500		Terreno Realty Corp	93
165,389		Two Harbors Investment Corp	1,677
162,214		UDR, Inc	4,333
6,794		UMH Properties, Inc	74
10,285		Universal Health Realty Income Trust	408
19,529		Urstadt Biddle Properties, Inc (Class A)	386
193,757		Ventas, Inc	11,064
139,893		Vornado Realty Trust	11,779
49,089	e	Washington Real Estate Investment Trust	1,458
92,487		Weingarten Realty Investors	2,444
407,759		Weyerhaeuser Co	8,938
6,173	e	Whitestone REIT	80
24,416		Winthrop Realty Trust	283

		TOTAL REAL ESTATE	395,306

RETAILING - 4.1%
14,742	*	1-800-FLOWERS.COM, Inc (Class A)	45
61,275		Aaron’s, Inc	1,587
67,299		Abercrombie & Fitch Co (Class A)	3,339
57,625		Advance Auto Parts, Inc	5,104
61,843	*	Aeropostale, Inc	1,337
277,360	*	Amazon.com, Inc	56,167
149,222		American Eagle Outfitters, Inc	2,565
6,968	*	America’s Car-Mart, Inc	306
39,729	*	Ann Taylor Stores Corp	1,138
19,614	*	Asbury Automotive Group, Inc	530
10,900	*	Audiovox Corp (Class A)	148
31,301	*,e	Autonation, Inc	1,074
20,083	*	Autozone, Inc	7,467
23,047	*,e	Barnes & Noble, Inc	305
23,033		Bebe Stores, Inc	213
188,717	*	Bed Bath & Beyond, Inc	12,412
225,182		Best Buy Co, Inc	5,332
15,894		Big 5 Sporting Goods Corp	125
54,783	*	Big Lots, Inc	2,357
8,066	*,e	Blue Nile, Inc	266
8,762	*	Body Central Corp	254

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

9,116	e	Bon-Ton Stores, Inc	$84
32,106	e	Brown Shoe Co, Inc	296
19,480	e	Buckle, Inc	933
10,668	*	Build-A-Bear Workshop, Inc	56
31,259	*	Cabela’s, Inc	1,193
168,507	*	Carmax, Inc	5,839
32,976	*	Casual Male Retail Group, Inc	111
21,208		Cato Corp (Class A)	586
88,714	*	Charming Shoppes, Inc	523
136,364		Chico’s FAS, Inc	2,059
20,820	*	Children’s Place Retail Stores, Inc	1,076
27,159		Christopher & Banks Corp	51
12,866	*	Citi Trends, Inc	147
46,768	*	Coldwater Creek, Inc	54
48,995	*,e	Collective Brands, Inc	963
12,208	*	Conn’s, Inc	187
8,334		Core-Mark Holding Co, Inc	341
14,401	*	Cost Plus, Inc	258
7,524		Destination Maternity Corp	140
72,153		Dick’s Sporting Goods, Inc	3,469
25,912	e	Dillard’s, Inc (Class A)	1,633
74,326	*	Dollar General Corp	3,434
91,848	*	Dollar Tree, Inc	8,679
16,500		DSW, Inc (Class A)	904
71,991	e	Expedia, Inc	2,407
41,844		Express Parent LLC	1,045
91,780		Family Dollar Stores, Inc	5,808
39,004		Finish Line, Inc (Class A)	828
118,869		Foot Locker, Inc	3,691
7,500	*	Francesca’s Holdings Corp	237
29,664		Fred’s, Inc (Class A)	433
108,324	e	GameStop Corp (Class A)	2,366
266,695		Gap, Inc	6,971
18,687	*	Genesco, Inc	1,339
118,350		Genuine Parts Co	7,426
16,735		GNC Holdings, Inc	584
3,931	*	Gordmans Stores, Inc	86
16,517		Group 1 Automotive, Inc	928
30,800	*,e	Groupon, Inc	566
47,951		Guess?, Inc	1,498
16,062		Haverty Furniture Cos, Inc	178
13,509	*,e	HHgregg, Inc	154
20,590	*	Hibbett Sports, Inc	1,123
1,215,931		Home Depot, Inc	61,174
6,500	*,e	HomeAway, Inc	165
36,184		Hot Topic, Inc	367
30,139		HSN, Inc	1,146
126,540		JC Penney Co, Inc	4,483
19,864	*	JOS A Bank Clothiers, Inc	1,001
13,001	*	Kirkland’s, Inc	210
192,304		Kohl’s Corp	9,621
453,658	*	Liberty Media Holding Corp (Interactive A)	8,660

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

188,193		Limited Brands, Inc	$9,033
20,412		Lithia Motors, Inc (Class A)	535
110,420	*	LKQ Corp	3,442
990,752		Lowe’s Companies, Inc	31,091
16,815	*,e	Lumber Liquidators, Inc	422
321,128		Macy’s, Inc	12,758
16,477	*	MarineMax, Inc	136
1,300	*,e	Mattress Firm Holding Corp	49
35,909		Men’s Wearhouse, Inc	1,392
22,581		Monro Muffler, Inc	937
42,034	*,e	NetFlix, Inc	4,836
13,306	*	New York & Co, Inc	50
117,277		Nordstrom, Inc	6,535
20,499		Nutri/System, Inc	230
212,310	*	Office Depot, Inc	732
64,982	*	OfficeMax, Inc	372
23,547	*	Orbitz Worldwide, Inc	72
1,270	*	Orchard Supply Hardware Stores Corp	26
98,156	*	O’Reilly Automotive, Inc	8,967
11,517	*,e	Overstock.com, Inc	60
47,625	*,e	Pacific Sunwear Of California, Inc	84
30,900		Penske Auto Group, Inc	761
37,199		PEP Boys - Manny Moe & Jack	555
6,350	e	PetMed Express, Inc	79
86,299		Petsmart, Inc	4,938
81,262	*	Pier 1 Imports, Inc	1,477
37,923	*	Priceline.com, Inc	27,210
78,808	e	RadioShack Corp	490
48,714		Rent-A-Center, Inc	1,839
177,252		Ross Stores, Inc	10,298
11,225	*,e	Rue21, Inc	329
88,313	*,e	Saks, Inc	1,025
72,533	*	Sally Beauty Holdings, Inc	1,799
29,536	*,e	Sears Holdings Corp	1,957
42,172	*	Select Comfort Corp	1,366
6,965	*	Shoe Carnival, Inc	224
22,139	*,e	Shutterfly, Inc	694
65,800		Signet Jewelers Ltd	3,111
27,187	e	Sonic Automotive, Inc (Class A)	487
3,181	*	Sourceforge, Inc	46
30,798		Stage Stores, Inc	500
539,841		Staples, Inc	8,735
17,973		Stein Mart, Inc	119
9,938	*	Systemax, Inc	168
54,244	*,e	Talbots, Inc	164
524,299		Target Corp	30,552
5,400	*,e	Teavana Holdings, Inc	106
97,585		Tiffany & Co	6,746
586,228		TJX Companies, Inc	23,279
54,506		Tractor Supply Co	4,936
71,991	*	TripAdvisor, Inc	2,568
21,617	*	Tuesday Morning Corp	83

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

34,631		Ulta Salon Cosmetics & Fragrance, Inc	$3,217
90,986	*,e	Urban Outfitters, Inc	2,649
9,604	*	US Auto Parts Network, Inc	35
31,872	*,e	Valuevision International, Inc (Class A)	66
19,111	*	Vitamin Shoppe, Inc	845
11,292	*	West Marine, Inc	135
73,584	*	Wet Seal, Inc (Class A)	254
80,479		Williams-Sonoma, Inc	3,016
1,945		Winmark Corp	113
24,636	*,e	Zale Corp	76
17,544	*	Zumiez, Inc	634

		TOTAL RETAILING	489,022

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.6%
29,482	*	Advanced Energy Industries, Inc	387
466,383	*,e	Advanced Micro Devices, Inc	3,740
11,245	*	Alpha & Omega Semiconductor Lt	108
244,350		Altera Corp	9,730
86,945	*,e	Amkor Technology, Inc	534
7,247	*,e	Amtech Systems, Inc	60
47,982	*	Anadigics, Inc	114
226,802		Analog Devices, Inc	9,163
1,003,000		Applied Materials, Inc	12,477
51,846	*	Applied Micro Circuits Corp	360
351,660	*	Atmel Corp	3,467
24,963	*	ATMI, Inc	582
145,541		Avago Technologies Ltd	5,672
61,290	*	Axcelis Technologies, Inc	105
23,951	*	AXT, Inc	152
408,673		Broadcom Corp (Class A)	16,061
52,087		Brooks Automation, Inc	642
17,924		Cabot Microelectronics Corp	697
36,515	*	Cavium Networks, Inc	1,130
18,075	*	Ceva, Inc	410
50,384	*,e	Cirrus Logic, Inc	1,199
15,857		Cohu, Inc	180
80,481	*,e	Cree, Inc	2,546
23,525	*	Cymer, Inc	1,176
128,589		Cypress Semiconductor Corp	2,010
28,713	*	Diodes, Inc	666
21,955	*	DSP Group, Inc	146
105,554	*	Entegris, Inc	986
59,143	*,e	Entropic Communications, Inc	345
25,111	*	Exar Corp	211
95,996	*	Fairchild Semiconductor International, Inc	1,411
44,208	*,e	First Solar, Inc	1,107
34,973	*	Formfactor, Inc	195
31,290	*,e	Freescale Semiconductor Holdings Ltd	482
12,025	*	FSI International, Inc	59
13,134	*	GSI Technology, Inc	56
94,807	*,e	GT Solar International, Inc	784
22,180	*	Hittite Microwave Corp	1,205

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

15,509	*,e	Inphi Corp	$220
110,719	*	Integrated Device Technology, Inc	792
19,660	*	Integrated Silicon Solution, Inc	219
3,815,445		Intel Corp	107,253
2,200	*	Intermolecular, Inc	14
54,670	*	International Rectifier Corp	1,261
94,162		Intersil Corp (Class A)	1,055
16,725	*	IXYS Corp	221
128,607		Kla-Tencor Corp	6,999
50,517	*	Kopin Corp	206
53,200	*	Kulicke & Soffa Industries, Inc	661
94,102	*	Lam Research Corp	4,199
90,159	*	Lattice Semiconductor Corp	580
172,947		Linear Technology Corp	5,828
463,465	*	LSI Logic Corp	4,023
37,527	*	LTX-Credence Corp	270
386,352	*	Marvell Technology Group Ltd	6,077
226,036		Maxim Integrated Products, Inc	6,462
12,640	*	MaxLinear, Inc	70
172,909	*	MEMC Electronic Materials, Inc	624
40,439		Micrel, Inc	415
144,577	e	Microchip Technology, Inc	5,378
661,530	*	Micron Technology, Inc	5,358
65,939	*	Microsemi Corp	1,414
24,281	*	Mindspeed Technologies, Inc	155
39,820	*	MIPS Technologies, Inc	217
38,788		MKS Instruments, Inc	1,145
21,310	*	Monolithic Power Systems, Inc	419
20,301	*,e	MoSys, Inc	81
13,765	*	Nanometrics, Inc	255
52,784	*	Novellus Systems, Inc	2,634
3,184	*,e	NVE Corp	169
452,420	*	Nvidia Corp	6,963
42,750	*	Omnivision Technologies, Inc	855
334,921	*	ON Semiconductor Corp	3,018
17,237	*,e	PDF Solutions, Inc	145
19,298	*	Pericom Semiconductor Corp	156
46,544	*	Photronics, Inc	310
26,715	*	PLX Technology, Inc	107
173,538	*	PMC - Sierra, Inc	1,255
22,028		Power Integrations, Inc	818
74,010	*	Rambus, Inc	477
209,504	*	RF Micro Devices, Inc	1,043
11,027	*,e	Rubicon Technology, Inc	115
20,900	*	Rudolph Technologies, Inc	232
50,038	*	Semtech Corp	1,424
27,850	*	Sigma Designs, Inc	144
56,384	*	Silicon Image, Inc	332
32,688	*	Silicon Laboratories, Inc	1,406
143,829	*	Skyworks Solutions, Inc	3,977
38,295	*	Spansion, Inc	466
18,903	*	Standard Microsystems Corp	489

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

21,697	*,e	STR Holdings, Inc	$105
69,345	*,e	SunPower Corp	442
8,595	*	Supertex, Inc	155
138,239	*	Teradyne, Inc	2,335
36,930	*	Tessera Technologies, Inc	637
884,845		Texas Instruments, Inc	29,740
121,131	*	Triquint Semiconductor, Inc	835
17,159	*	Ultra Clean Holdings	129
18,851	*	Ultratech, Inc	546
31,233	*,e	Veeco Instruments, Inc	893
18,190	*	Volterra Semiconductor Corp	626
199,973		Xilinx, Inc	7,285

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	312,489

SOFTWARE & SERVICES - 9.3%
38,595	*	Accelrys, Inc	308
492,764		Accenture plc	31,783
27,282	*	ACI Worldwide, Inc	1,099
9,202	*,e	Active Network, Inc	155
323,808		Activision Blizzard, Inc	4,151
40,528	*	Actuate Corp	255
62,110	*	Acxiom Corp	912
381,125	*	Adobe Systems, Inc	13,076
24,736	*	Advent Software, Inc	633
143,070	*	Akamai Technologies, Inc	5,251
39,116	*	Alliance Data Systems Corp	4,927
138,680	*	Amdocs Ltd	4,380
15,720	*	American Software, Inc (Class A)	135
23,866	*,e	Ancestry.com, Inc	543
8,000	*,e	Angie’s List, Inc	151
70,574	*	Ansys, Inc	4,589
80,190	*	AOL, Inc	1,521
74,946	*	Ariba, Inc	2,451
63,576	*	Aspen Technology, Inc	1,305
173,236	*	Autodesk, Inc	7,331
381,800		Automatic Data Processing, Inc	21,072
7,000	*	AVG Technologies NV	105
17,200	*,e	Bankrate, Inc	426
8,300	*	Bazaarvoice, Inc	165
35,258		Blackbaud, Inc	1,172
126,136	*	BMC Software, Inc	5,066
16,977	e	Booz Allen Hamilton Holding Co	289
27,849	*	Bottomline Technologies, Inc	778
4,700	*	Brightcove, Inc	117
90,770		Broadridge Financial Solutions, Inc	2,170
16,789	*,e	BroadSoft, Inc	642
288,789		CA, Inc	7,959
23,036	*	CACI International, Inc (Class A)	1,435
201,713	*	Cadence Design Systems, Inc	2,388
23,561	*,e	Callidus Software, Inc	184
32,719	*	Cardtronics, Inc	859
7,040		Cass Information Systems, Inc	281

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

52,926	*	Ciber, Inc	$224
142,733	*	Citrix Systems, Inc	11,263
10,743	*,m	Clinical Data, Inc	10
231,432	*	Cognizant Technology Solutions Corp (Class A)	17,809
33,451	*	Commvault Systems, Inc	1,661
116,063		Computer Sciences Corp	3,475
11,045	*	Computer Task Group, Inc	169
173,306	*	Compuware Corp	1,593
24,577	*	comScore, Inc	526
34,178	*,e	Concur Technologies, Inc	1,961
21,930	*,e	Constant Contact, Inc	653
80,273	*	Convergys Corp	1,072
9,530	*	Convio, Inc	147
8,741	*,e	Cornerstone OnDemand, Inc	191
28,626	*	CSG Systems International, Inc	433
30,663	*	DealerTrack Holdings, Inc	928
13,498	*	Deltek, Inc	144
6,000	*,e	Demand Media, Inc	44
37,330	*	Dice Holdings, Inc	348
29,296	*	Digital River, Inc	548
5,437	*	DMRC Corp	152
27,367		DST Systems, Inc	1,484
7,224	*	Dynamics Research Corp	70
82,942		Earthlink, Inc	663
879,511	*	eBay, Inc	32,445
23,473	e	Ebix, Inc	544
7,871	*,e	Echo Global Logistics, Inc	127
250,141	*	Electronic Arts, Inc	4,122
15,051	*	Envestnet, Inc	188
25,591		EPIQ Systems, Inc	310
2,603	*	ePlus, Inc	83
35,741	*	Equinix, Inc	5,627
36,402	*	Euronet Worldwide, Inc	760
13,663	*	ExlService Holdings, Inc	375
34,865	e	Factset Research Systems, Inc	3,453
30,409		Fair Isaac Corp	1,335
22,225	*	FalconStor Software, Inc	83
197,402		Fidelity National Information Services, Inc	6,538
74,050	*	First American Corp	1,208
108,079	*	Fiserv, Inc	7,500
11,158	*	FleetCor Technologies, Inc	433
11,266		Forrester Research, Inc	365
91,175	*	Fortinet, Inc	2,521
74,422	*	Gartner, Inc	3,173
96,351	*	Genpact Ltd	1,571
19,206	*,e,m	Gerber Scientific, Inc	0	^
38,913	*	Global Cash Access, Inc	304
60,916		Global Payments, Inc	2,892
49,882	*,e	Glu Mobile, Inc	242
191,772	*	Google, Inc (Class A)	122,973
9,927	*	Guidance Software, Inc	110
6,700	*	Guidewire Software, Inc	206

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

30,102	*	Hackett Group, Inc	$180
28,656		Heartland Payment Systems, Inc	826
23,633	*,e	Higher One Holdings, Inc	353
58,809		IAC/InterActiveCorp	2,887
23,666	*,e	iGate Corp	397
3,700	*,e	Imperva, Inc	145
80,970	*	Informatica Corp	4,283
23,086	*	Infospace, Inc	296
9,285	*	Interactive Intelligence, Inc	283
34,783	*	Internap Network Services Corp	255
923,201		International Business Machines Corp	192,625
231,027		Intuit, Inc	13,892
34,679		j2 Global, Inc	995
64,463		Jack Henry & Associates, Inc	2,199
32,026	*	JDA Software Group, Inc	880
11,700	*	Jive Software, Inc	318
20,173	*	Kenexa Corp	630
10,875		Keynote Systems, Inc	215
27,331	*,e	KIT Digital, Inc	197
19,259	*	Knot, Inc	181
68,025		Lender Processing Services, Inc	1,769
50,961	*,e	Limelight Networks, Inc	168
6,825	*	LinkedIn Corp	696
44,720	*	Lionbridge Technologies	129
14,351	*	Liquidity Services, Inc	643
40,701	*	Liveperson, Inc	683
15,508	*,e	LogMeIn, Inc	546
12,620	*,e	LoopNet, Inc	237
15,963	*	Manhattan Associates, Inc	759
18,418		Mantech International Corp (Class A)	635
16,386	e	Marchex, Inc (Class B)	73
81,737		Mastercard, Inc (Class A)	34,374
25,522		MAXIMUS, Inc	1,038
73,403	*	Mentor Graphics Corp	1,091
60,589	*	Micros Systems, Inc	3,350
5,656,624		Microsoft Corp	182,426
6,006	*	MicroStrategy, Inc (Class A)	841
33,165		ModusLink Global Solutions, Inc	179
7,866	*	MoneyGram International, Inc	142
27,277	*	Monotype Imaging Holdings, Inc	406
95,930	*	Monster Worldwide, Inc	935
27,889	*,e	Motricity, Inc	31
29,335	*	Move, Inc	285
7,188	*	NCI, Inc (Class A)	46
28,739	*	Netscout Systems, Inc	585
20,451	*	NetSuite, Inc	1,028
55,861	*	NeuStar, Inc (Class A)	2,081
48,579		NIC, Inc	589
178,400	*	Nuance Communications, Inc	4,563
17,950	*,e	OpenTable, Inc	726
63,876	*	Openwave Systems, Inc	145
11,138		Opnet Technologies, Inc	323

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

2,927,817		Oracle Corp	$85,375
90,859	*	Parametric Technology Corp	2,539
243,091		Paychex, Inc	7,533
12,459	e	Pegasystems, Inc	475
20,679	*	Perficient, Inc	248
14,513	*	PRG-Schultz International, Inc	91
50,287	*	Progress Software Corp	1,188
14,689	*	PROS Holdings, Inc	275
3,320	*	QAD, Inc (Class A)	43
53,768	*	QLIK Technologies, Inc	1,721
23,100	*	Quepasa Corp	103
47,293	*	Quest Software, Inc	1,101
20,643	*	QuinStreet, Inc	217
77,245	*	Rackspace Hosting, Inc	4,464
18,038		RealNetworks, Inc	179
22,836	*	RealPage, Inc	438
145,439	*	Red Hat, Inc	8,710
7,378	*	Responsys, Inc	88
8,173	*,e	Rosetta Stone, Inc	84
85,331	*	Rovi Corp	2,778
18,173	*	Saba Software, Inc	178
211,037	*	SAIC, Inc	2,786
101,910	*	Salesforce.com, Inc	15,746
83,759		Sapient Corp	1,043
9,258	*	Sciquest, Inc	141
21,571	*	Seachange International, Inc	168
7,451	*,e	ServiceSource International LLC	115
20,806	*	Smith Micro Software, Inc	48
43,415	*	SolarWinds, Inc	1,678
53,861		Solera Holdings, Inc	2,472
20,938	*,e	Sourcefire, Inc	1,008
6,377	*	SPS Commerce, Inc	171
8,406	*	SRS Labs, Inc	58
19,523	*	SS&C Technologies Holdings, Inc	455
12,380		Stamps.com, Inc	345
32,388	*	SupportSoft, Inc	102
570,729	*	Symantec Corp	10,673
20,217	*	Synchronoss Technologies, Inc	645
111,101	*	Synopsys, Inc	3,406
11,726		Syntel, Inc	657
24,737	*	TA Indigo Holding Corp	131
54,620	*	Take-Two Interactive Software, Inc	840
30,543	*	Taleo Corp (Class A)	1,403
6,100	*	Tangoe, Inc	115
4,323	*	TechTarget, Inc	30
29,873	*	TeleCommunication Systems, Inc (Class A)	83
12,644	*	TeleNav, Inc	89
19,317	*,e	TeleTech Holdings, Inc	311
128,452	*	Teradata Corp	8,754
48,928	*,e	THQ, Inc	27
124,754	*	TIBCO Software, Inc	3,805
92,801	*	TiVo, Inc	1,113

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

19,243	*	TNS, Inc	$418
121,982		Total System Services, Inc	2,814
4,369	*,e	Travelzoo, Inc	100
27,050	*,e	Tyler Technologies, Inc	1,039
19,182	*	Ultimate Software Group, Inc	1,406
32,818	*	Unisys Corp	647
61,183		United Online, Inc	299
62,276	*	Valueclick, Inc	1,229
19,828	*	Vasco Data Security International	214
76,311	*	VeriFone Systems, Inc	3,958
14,384	*	Verint Systems, Inc	466
127,769		VeriSign, Inc	4,899
29,764	e	VirnetX Holding Corp	712
11,849	*	Virtusa Corp	205
398,497		Visa, Inc (Class A)	47,022
33,510	*,e	VistaPrint Ltd	1,295
64,647	*	VMware, Inc (Class A)	7,264
11,624	*	Vocus, Inc	154
60,808	*,e	Wave Systems Corp	113
46,090	*,e	WebMD Health Corp (Class A)	1,179
29,640	*	Websense, Inc	625
22,635	*	Website Pros, Inc	327
483,947		Western Union Co	8,517
29,100	*	Wright Express Corp	1,884
931,758	*	Yahoo!, Inc	14,181
3,100	*	Zillow, Inc	110
47,197	*	Zix Corp	137
92,800	*	Zynga, Inc	1,220

		TOTAL SOFTWARE & SERVICES	1,117,359

TECHNOLOGY HARDWARE & EQUIPMENT - 7.7%
32,404	*,e	3D Systems Corp	763
41,025	*,e	Acme Packet, Inc	1,129
49,633		Adtran, Inc	1,548
18,766	*	Agilysys, Inc	169
127,051		Amphenol Corp (Class A)	7,594
14,600	*	Anaren, Inc	268
21,570		Anixter International, Inc	1,564
704,916	*	Apple, Inc	422,575
94,272	*	Arris Group, Inc	1,065
89,079	*	Arrow Electronics, Inc	3,739
65,293	*,e	Aruba Networks, Inc	1,455
24,879	*	Avid Technology, Inc	274
115,335	*	Avnet, Inc	4,197
34,410		AVX Corp	456
15,077	*,e	AX Holding Corp	168
7,316		Bel Fuse, Inc (Class B)	129
46,204	*	Benchmark Electronics, Inc	762
13,787		Black Box Corp	352
52,612	*,e	Bookham, Inc	207
53,964	*	Brightpoint, Inc	434
362,901	*	Brocade Communications Systems, Inc	2,087

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

28,887	*,e	Calix Networks, Inc	$246
30,668	*	Checkpoint Systems, Inc	346
70,799	*	Ciena Corp	1,146
4,192,540		Cisco Systems, Inc	88,673
32,766		Cognex Corp	1,388
19,403	*	Coherent, Inc	1,132
5,175		Communications Systems, Inc	68
22,382	e	Comtech Telecommunications Corp	729
1,187,054		Corning, Inc	16,714
22,453	*	Cray, Inc	164
23,637		CTS Corp	249
22,322		Daktronics, Inc	198
10,171		DDi Corp	124
1,174,893	*	Dell, Inc	19,503
47,853		Diebold, Inc	1,843
18,652	*	Digi International, Inc	205
41,327	*	Dolby Laboratories, Inc (Class A)	1,573
44,988	*	Dot Hill Systems Corp	68
15,044	*	DTS, Inc	455
24,998	*	Echelon Corp	111
28,785	*	EchoStar Corp (Class A)	810
11,677		Electro Rent Corp	215
17,062		Electro Scientific Industries, Inc	256
39,428	*	Electronics for Imaging, Inc	655
12,190	*,e	eMagin Corp	40
1,565,521	*	EMC Corp	46,778
8,777	*,e	EMCORE Corp	42
65,177	*	Emulex Corp	677
89,895	*	Extreme Networks, Inc	344
61,700	*	F5 Networks, Inc	8,327
15,539	*	Fabrinet	275
12,851	*	FARO Technologies, Inc	750
29,895	*	FEI Co	1,468
65,242	*	Finisar Corp	1,315
118,407		Flir Systems, Inc	2,997
12,700	*,e	Fusion-io, Inc	361
14,375	*	Globecomm Systems, Inc	208
20,123	*	GSI Group, Inc	243
85,574	*	Harmonic, Inc	468
94,007	e	Harris Corp	4,238
42,057	*	Harris Stratex Networks, Inc (Class A)	119
1,514,629		Hewlett-Packard Co	36,094
21,588	*	Imation Corp	134
18,659	*	Immersion Corp	102
88,583	*,e	Infinera Corp	719
116,956	*	Ingram Micro, Inc (Class A)	2,171
34,716	*	Insight Enterprises, Inc	761
32,759	e	InterDigital, Inc	1,142
45,111	*	Intermec, Inc	349
14,156	*	Intevac, Inc	120
7,800	*,e	InvenSense, Inc	141
21,046	*	IPG Photonics Corp	1,095

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

31,091	*	Itron, Inc	$1,412
29,634	*	Ixia	370
147,311		Jabil Circuit, Inc	3,700
165,013	*	JDS Uniphase Corp	2,391
401,021	*	Juniper Networks, Inc	9,175
33,781	*	Kemet Corp	316
10,929	*	KVH Industries, Inc	115
12,911	*	LeCroy Corp	134
60,595		Lexmark International, Inc (Class A)	2,014
17,104		Littelfuse, Inc	1,072
8,072	*	Loral Space & Communications, Inc	643
22,942	*,e	Maxwell Technologies, Inc	421
11,532	*	Measurement Specialties, Inc	389
23,128	*	Mercury Computer Systems, Inc	306
8,476	*,e	Meru Networks, Inc	34
28,385		Methode Electronics, Inc	263
7,538	*,e	Microvision, Inc	21
103,296	e	Molex, Inc	2,905
197,956	*	Motorola Mobility Holdings, Inc	7,768
199,165		Motorola, Inc	10,124
13,932		MTS Systems Corp	740
9,079	*	Multi-Fineline Electronix, Inc	249
69,482		National Instruments Corp	1,982
122,276	*	NCR Corp	2,655
6,600	*,e	NeoPhotonics Corp Ltd	31
280,387	*	NetApp, Inc	12,553
28,803	*	Netgear, Inc	1,100
27,910	*	Newport Corp	495
26,247	*	Novatel Wireless, Inc	88
7,509	*,e	Numerex Corp	73
58,785	*,e	OCZ Technology Group, Inc	410
15,398	*	Oplink Communications, Inc	263
39,024	*	OpNext, Inc	60
14,702	*	OSI Systems, Inc	901
18,452		Park Electrochemical Corp	558
6,868		PC Connection, Inc	56
37,039		Plantronics, Inc	1,491
27,845	*	Plexus Corp	974
135,032	*	Polycom, Inc	2,575
53,353	*	Power-One, Inc	243
18,766	*,e	Powerwave Technologies, Inc	38
8,810	*	Procera Networks, Inc	197
79,841	*	QLogic Corp	1,418
1,272,534		Qualcomm, Inc	86,559
171,155	*	Quantum Corp	448
25,143	*,e	Rackable Systems, Inc	243
15,185	*	Radisys Corp	112
29,852	*,e	RealD, Inc	403
11,626		Richardson Electronics Ltd	139
7,282		Rimage Corp	73
117,498	*	Riverbed Technology, Inc	3,299
21,664	*	Rofin-Sinar Technologies, Inc	571

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

12,342	*	Rogers Corp	$478
180,113	*	SanDisk Corp	8,932
61,646	*	Sanmina-SCI Corp	706
22,159	*	Scansource, Inc	827
28,820	*,e	SCM Microsystems, Inc	60
31,292	*	ShoreTel, Inc	178
165,491	*	Sonus Networks, Inc	480
20,704	*,e	STEC, Inc	195
15,369	*,e	Stratasys, Inc	561
20,839	*	Super Micro Computer, Inc	364
14,861		Sycamore Networks, Inc	264
35,188	*	Symmetricom, Inc	203
26,694	*,e	Synaptics, Inc	975
16,588	*	SYNNEX Corp	633
35,560	*	Tech Data Corp	1,929
38,313		Technitrol, Inc	96
277,614		Tellabs, Inc	1,124
94,008	*	Trimble Navigation Ltd	5,116
41,884	*	TTM Technologies, Inc	481
2,000	*,e	Ubiquiti Networks, Inc	63
29,474	*,e	Universal Display Corp	1,077
27,617	*	Viasat, Inc	1,331
3,408	*	Viasystems Group, Inc	65
119,020	*	Vishay Intertechnology, Inc	1,447
9,508	*	Vishay Precision Group, Inc	141
40,762	*	Westell Technologies, Inc	95
175,363	*	Western Digital Corp	7,258
1,063,212		Xerox Corp	8,591
25,096	*	X-Rite, Inc	114
23,047		Xyratex Ltd	367
41,665	*	Zebra Technologies Corp (Class A)	1,716
12,959	*	Zygo Corp	254

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	909,975

TELECOMMUNICATION SERVICES - 2.5%
46,463	*,e	8x8, Inc	195
16,682		AboveNet, Inc	1,381
39,332	e	Alaska Communications Systems Group, Inc	121
4,514,120		AT&T, Inc	140,976
7,918		Atlantic Tele-Network, Inc	288
20,132	*	Cbeyond Communications, Inc	161
467,409		CenturyTel, Inc	18,065
168,115	*	Cincinnati Bell, Inc	676
192,303	*,e	Clearwire Corp (Class A)	438
35,274	*	Cogent Communications Group, Inc	673
20,626	e	Consolidated Communications Holdings, Inc	405
219,871	*	Crown Castle International Corp	11,728
16,551	*,e	Fairpoint Communications, Inc	62
762,890	e	Frontier Communications Corp	3,181
38,028	*	General Communication, Inc (Class A)	332
55,768	*,e	Globalstar, Inc	39
10,686		HickoryTech Corp	110

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

10,513		IDT Corp (Class B)	$98
24,433	*	inContact, Inc	136
33,317	*,e	Iridium Communications, Inc	292
46,753	*,e	Leap Wireless International, Inc	408
119,800	*	Level 3 Communications, Inc	3,082
11,759		Lumos Networks Corp	127
212,720	*	MetroPCS Communications, Inc	1,919
25,073	*	Neutral Tandem, Inc	306
128,973	*	NII Holdings, Inc (Class B)	2,361
11,759		NTELOS Holdings Corp	243
28,044	*	Orbcomm, Inc	108
46,371	*	Premiere Global Services, Inc	419
86,257	*	SBA Communications Corp (Class A)	4,383
18,151		Shenandoah Telecom Co	202
2,271,081	*	Sprint Nextel Corp	6,473
11,067		SureWest Communications	250
70,668		Telephone & Data Systems, Inc	1,636
26,456	*,e	Towerstream Corp	126
108,826	*	tw telecom inc (Class A)	2,412
9,529	*	US Cellular Corp	390
18,421		USA Mobility, Inc	257
2,156,494		Verizon Communications, Inc	82,443
95,787	*	Vonage Holdings Corp	212
431,835	e	Windstream Corp	5,057

		TOTAL TELECOMMUNICATION SERVICES	292,171

TRANSPORTATION - 1.8%
44,655	*	Air Transport Services Group, Inc	259
55,016	*	Alaska Air Group, Inc	1,971
30,756		Alexander & Baldwin, Inc	1,490
9,924	e	Allegiant Travel Co	541
6,973		Amerco, Inc	736
19,331		Arkansas Best Corp	364
19,165	*	Atlas Air Worldwide Holdings, Inc	943
79,295	*	Avis Budget Group, Inc	1,122
12,726	e	Baltic Trading Ltd	53
16,346		Celadon Group, Inc	254
126,992		CH Robinson Worldwide, Inc	8,317
40,201		Con-Way, Inc	1,311
23,678		Copa Holdings S.A. (Class A)	1,875
838,893		CSX Corp	18,053
644,364	*	Delta Air Lines, Inc	6,387
22,195	*	Dollar Thrifty Automotive Group, Inc	1,796
51,764	*,e	Eagle Bulk Shipping, Inc	100
26,769	*,e	Excel Maritime Carriers Ltd	54
162,491		Expeditors International Washington, Inc	7,557
239,546		FedEx Corp	22,029
22,919		Forward Air Corp	840
20,776	*,e	Genco Shipping & Trading Ltd	132
29,936	*	Genesee & Wyoming, Inc (Class A)	1,634
40,654	*	Hawaiian Holdings, Inc	213
38,365		Heartland Express, Inc	555

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

183,917	*	Hertz Global Holdings, Inc	$2,766
28,105	*	Hub Group, Inc (Class A)	1,013
4,290		International Shipholding Corp	99
70,799		J.B. Hunt Transport Services, Inc	3,849
181,414	*,e	JetBlue Airways Corp	887
82,727	*	Kansas City Southern Industries, Inc	5,931
39,152	*	Kirby Corp	2,576
42,524		Knight Transportation, Inc	751
34,523		Landstar System, Inc	1,993
10,239		Marten Transport Ltd	226
252,697		Norfolk Southern Corp	16,635
36,263	*	Old Dominion Freight Line	1,729
31,042	*	Pacer International, Inc	196
6,136	*	Park-Ohio Holdings Corp	123
3,411	*	Patriot Transportation Holding, Inc	79
11,331	*	Quality Distribution, Inc	156
16,300	*	RailAmerica, Inc	350
40,702	*,e	Republic Airways Holdings, Inc	201
8,012	*	Roadrunner Transportation Services Holdings, Inc	139
39,335		Ryder System, Inc	2,077
9,635	*	Saia, Inc	164
40,260		Skywest, Inc	445
598,461		Southwest Airlines Co	4,931
12,178	*	Spirit Airlines, Inc	244
60,697	*	Swift Transportation Co, Inc	700
254,115	*	UAL Corp	5,463
18,066	*,e	Ultrapetrol Bahamas Ltd	36
374,294		Union Pacific Corp	40,229
559,638		United Parcel Service, Inc (Class B)	45,173
3,884		Universal Truckload Services, Inc	58
126,271	*,e	US Airways Group, Inc	958
81,226		UTI Worldwide, Inc	1,400
33,067		Werner Enterprises, Inc	822
15,800	*	Wesco Aircraft Holdings, Inc	256
7,765	*,e	Zipcar, Inc	115

		TOTAL TRANSPORTATION	221,356

UTILITIES - 3.4%
502,487	*	AES Corp	6,568
89,215		AGL Resources, Inc	3,499
24,428		Allete, Inc	1,014
81,807		Alliant Energy Corp	3,544
183,716		Ameren Corp	5,985
368,312		American Electric Power Co, Inc	14,209
16,487		American States Water Co	596
131,951		American Water Works Co, Inc	4,491
104,679		Aqua America, Inc	2,333
4,909	e	Artesian Resources Corp	92
85,946	e	Atlantic Power Corp	1,189
69,174		Atmos Energy Corp	2,176
43,026		Avista Corp	1,101
29,085		Black Hills Corp	975

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

8,402	*,e	Cadiz, Inc	$77
35,650		California Water Service Group	649
291,009	*	Calpine Corp	5,008
321,488		Centerpoint Energy, Inc	6,340
10,819		Central Vermont Public Service Corp	381
13,300		CH Energy Group, Inc	888
8,826		Chesapeake Utilities Corp	363
45,284		Cleco Corp	1,796
188,036		CMS Energy Corp	4,137
6,221		Connecticut Water Service, Inc	176
223,583		Consolidated Edison, Inc	13,062
10,306		Consolidated Water Co, Inc	82
439,837		Dominion Resources, Inc	22,523
127,357		DTE Energy Co	7,008
1,016,012		Duke Energy Corp	21,346
245,806		Edison International	10,449
34,619		El Paso Electric Co	1,125
35,476		Empire District Electric Co	722
134,820		Entergy Corp	9,060
638,921		Exelon Corp	25,052
319,677		FirstEnergy Corp	14,574
10,513		Genie Energy Ltd	102
104,313		Great Plains Energy, Inc	2,114
73,366		Hawaiian Electric Industries, Inc	1,860
34,349		Idacorp, Inc	1,412
59,780		Integrys Energy Group, Inc	3,168
39,281		ITC Holdings Corp	3,022
18,300		Laclede Group, Inc	714
144,690		MDU Resources Group, Inc	3,240
16,000		MGE Energy, Inc	710
9,765		Middlesex Water Co	184
62,943		National Fuel Gas Co	3,029
31,721		New Jersey Resources Corp	1,414
321,482		NextEra Energy, Inc	19,636
208,593		NiSource, Inc	5,079
134,366		Northeast Utilities	4,988
18,551		Northwest Natural Gas Co	842
27,832		NorthWestern Corp	987
184,642	*	NRG Energy, Inc	2,893
79,092		NSTAR	3,846
176,210		NV Energy, Inc	2,841
75,923		OGE Energy Corp	4,062
81,923		Oneok, Inc	6,690
13,917	e	Ormat Technologies, Inc	280
29,407	e	Otter Tail Corp	638
168,153		Pepco Holdings, Inc	3,176
318,342		PG&E Corp	13,819
56,777		Piedmont Natural Gas Co, Inc	1,764
81,375		Pinnacle West Capital Corp	3,898
64,221		PNM Resources, Inc	1,175
58,032		Portland General Electric Co	1,450
440,557		PPL Corp	12,450

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	RATE	MATURITY DATE	VALUE (000)

225,868		Progress Energy, Inc			$11,996
387,499		Public Service Enterprise Group, Inc			11,861
135,152		Questar Corp			2,603
582,024	*	RRI Energy, Inc			1,211
87,177		SCANA Corp			3,976
182,086		Sempra Energy			10,918
10,436		SJW Corp			252
22,925		South Jersey Industries, Inc			1,147
652,105		Southern Co			29,300
34,400		Southwest Gas Corp			1,470
163,004		TECO Energy, Inc			2,861
85,402		UGI Corp			2,327
38,476		UIL Holdings Corp			1,337
27,775		Unisource Energy Corp			1,016
11,594		Unitil Corp			311
62,527		Vectren Corp			1,817
86,960		Westar Energy, Inc			2,429
38,842		WGL Holdings, Inc			1,581
178,600		Wisconsin Energy Corp			6,283
367,657		Xcel Energy, Inc			9,732
9,006		York Water Co			156

		TOTAL UTILITIES			408,657

		TOTAL COMMON STOCKS			11,977,508

		(Cost $8,866,299)

RIGHTS / WARRANTS - 0.0%
ENERGY - 0.0%
8,193	e,m	Magnum Hunter Resources Corp			0	^

		TOTAL ENERGY			0	^

		TOTAL RIGHTS / WARRANTS			0	^

		(Cost $0)

PRINCIPAL	ISSUER

SHORT-TERM INVESTMENTS - 3.0%
TREASURY DEBT - 0.1%
$500,000	United States Treasury Bill	0.065%	04/12/12	500
1,000,000	United States Treasury Bill	0.071	04/19/12	1,000
2,800,000	United States Treasury Bill	0.050	05/17/12	2,800
5,200,000	United States Treasury Bill	0.060	06/21/12	5,199
6,400,000	United States Treasury Bill	0.090	08/02/12	6,398

	TOTAL TREASURY DEBT			15,897

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.9%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.9%
		TIAA-CREF Short Term Lending Portfolio of the State
349,189,556	a,c	Street Navigator Securities Lending Trust	$349,190

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	349,190

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	349,190

		TOTAL SHORT-TERM INVESTMENTS	365,087

		(Cost $365,087)
		TOTAL INVESTMENTS - 102.8%	12,342,595
		(Cost $9,231,386)
		OTHER ASSETS & LIABILITIES, NET - (2.8)%	(334,706)

		NET ASSETS - 100.0%	$12,007,889

		Abbreviation(s):
ADR		American Depositary Receipt
REIT		Real Estate Investment Trust
SPDR		Standard & Poor’s Depository Receipts

*		Non-income producing.
^		Amount represents less than $1,000.
a		Affiliated holding.
c		Investments made with cash collateral received from securites on loan.
d		All or a portion of those securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.
e		All or a portion of these securities are out on loan. The aggregate value of securities on loan is $339,369,000.
m		Indicates a security that has been deemed illiquid.

		Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

COLLEGE RETIREMENT EQUITIES FUND
BOND MARKET ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2012

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

BANK LOAN OBLIGATIONS - 0.1%

CAPITAL GOODS - 0.0%
$ 4,937,500	i	TransDigm, Inc	4.000%	02/14/17	$4,934

		TOTAL CAPITAL GOODS			4,934

HEALTH CARE EQUIPMENT & SERVICES - 0.1%
1,828,454	i	Fresenius US Finance I, Inc	3.500	09/10/14	1,826
5,085,392	i	Fresenius US Finance I, Inc	3.500	09/10/14	5,077

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			6,903

		TOTAL BANK LOAN OBLIGATIONS			11,837

		(Cost $11,852)

BONDS - 98.1%

CORPORATE BONDS - 29.1%

AUTOMOBILES & COMPONENTS - 0.1%
4,500,000		Ford Motor Co	7.450	07/16/31	5,501
4,500,000	g	Hyundai Motor Manufacturer	4.500	04/15/15	4,743

		TOTAL AUTOMOBILES & COMPONENTS			10,244

BANKS - 6.3%
7,750,000		Abbey National Treasury Services plc	4.000	04/27/16	7,689
5,480,000	g	Akbank TAS	5.125	07/22/15	5,472
4,500,000	g	Alfa Bond Issuance plc for OJSC Alfa Bank	7.875	09/25/17	4,642
4,500,000	g	Alfa Bond Issuance plc for OJSC Alfa Bank	7.750	04/28/21	4,421
4,500,000	g	Banco Bradesco S.A.	4.125	05/16/16	4,646
4,750,000	g	Banco Bradesco S.A.	4.500	01/12/17	4,997
5,395,000	g	Banco de Bogota S.A.	5.000	01/15/17	5,597
7,580,000	g	Banco de Credito del Peru	4.750	03/16/16	7,807
4,500,000		Banco de Oro Unibank, Inc	3.875	04/22/16	4,335
2,700,000	g	Banco del Estado de Chile	3.875	02/08/22	2,680
5,000,000	g	Banco do Brasil S.A.	5.875	01/26/22	5,145
4,400,000	g,i	Banco Santander Chile	1.811	04/20/12	4,400
7,255,000		BanColombia S.A.	5.950	06/03/21	7,681
3,555,000		Bank of America Corp	4.875	01/15/13	3,634
15,650,000		Bank of America Corp	3.625	03/17/16	15,623
15,175,000		Bank of America Corp	3.750	07/12/16	15,251
18,550,000		Bank of America Corp	5.300	03/15/17	19,358
8,525,000		Bank of America Corp	6.000	09/01/17	9,285
5,725,000		Bank of America Corp	5.750	12/01/17	6,140
10,900,000		Bank of America Corp	5.875	02/07/42	10,841
5,700,000		Bank of New York Mellon Corp	4.300	05/15/14	6,104
2,250,000		Bank of New York Mellon Corp	1.200	02/20/15	2,253
10,000,000		Bank of New York Mellon Corp	2.300	07/28/16	10,252
4,125,000		Bank of New York Mellon Corp	5.450	05/15/19	4,769

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 19,400,000	g	Bank of Nova Scotia	1.450%	07/26/13	$19,616
37,700,000	g	Bank of Nova Scotia	1.650	10/29/15	38,303
39,500,000	g	Bank of Nova Scotia	2.150	08/03/16	40,526
5,850,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	5,855
3,750,000		Barclays Bank plc	5.200	07/10/14	3,974
6,000,000		BB&T Corp	3.850	07/27/27	6,064
4,330,000	g	BBVA Bancomer S.A.	4.500	03/10/16	4,460
3,750,000		Capital One Bank USA NA	8.800	07/15/19	4,585
5,000,000		Capital One Capital V	8.875	05/15/40	5,034
7,300,000		Capital One Financial Corp	3.150	07/15/16	7,470
8,075,000		Citigroup, Inc	6.000	12/13/13	8,555
12,640,000		Citigroup, Inc	5.000	09/15/14	13,090
6,000,000		Citigroup, Inc	4.750	05/19/15	6,317
29,300,000		Citigroup, Inc	3.953	06/15/16	30,110
15,275,000		Citigroup, Inc	4.450	01/10/17	16,001
4,525,000		Citigroup, Inc	6.125	05/15/18	5,072
3,150,000		Citigroup, Inc	4.500	01/14/22	3,162
7,575,000		Citigroup, Inc	6.875	03/05/38	8,746
3,825,000		Citigroup, Inc	8.125	07/15/39	4,957
8,150,000		Citigroup, Inc	5.875	01/30/42	8,445
45,000,000	g	Depfa ACS Bank	5.125	03/16/37	32,318
3,500,000		Deutsche Bank AG	3.875	08/18/14	3,657
6,400,000		Deutsche Bank AG	3.250	01/11/16	6,566
5,980,000		Discover Bank	7.000	04/15/20	6,862
3,500,000		Golden West Financial Corp	4.750	10/01/12	3,573
4,600,000	g	HSBC Bank plc	3.500	06/28/15	4,804
7,350,000	g	HSBC Bank plc	4.125	08/12/20	7,508
7,000,000		HSBC Bank USA NA	4.625	04/01/14	7,356
3,000,000	g,i	HSBC Capital Funding LP	4.610	12/30/49	2,888
9,450,000		HSBC Holdings plc	4.000	03/30/22	9,367
2,100,000		HSBC Holdings plc	6.500	09/15/37	2,357
11,275,000		HSBC USA, Inc	2.375	02/13/15	11,352
5,590,000	g	ICICI Bank Ltd	5.500	03/25/15	5,808
4,500,000	g	ICICI Bank Ltd	4.750	11/25/16	4,477
4,000,000		JP Morgan Chase Capital XXV	6.800	10/01/37	4,022
2,595,000		JPMorgan Chase & Co	5.125	09/15/14	2,781
7,220,000		JPMorgan Chase & Co	3.150	07/05/16	7,443
12,500,000		JPMorgan Chase & Co	4.350	08/15/21	12,772
5,325,000		JPMorgan Chase & Co	4.500	01/24/22	5,540
3,025,000		JPMorgan Chase & Co	5.500	10/15/40	3,267
9,125,000		JPMorgan Chase & Co	5.400	01/06/42	9,689
4,250,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	4,157
17,500,000	g	NIBC Bank NV	2.800	12/02/14	18,170
12,750,000		Northern Trust Corp	4.625	05/01/14	13,716
8,000,000		PNC Funding Corp	5.125	02/08/20	9,062
4,250,000		PNC Funding Corp	3.300	03/08/22	4,204
7,000,000		Rabobank Nederland NV	2.125	10/13/15	7,047
4,900,000	g,i	Rabobank Nederland NV	11.000	12/30/49	6,223
4,500,000	g	Shinhan Bank	4.125	10/04/16	4,654
4,670,000	g	Shinhan Bank	4.375	07/27/17	4,921
6,350,000		State Street Corp	4.300	05/30/14	6,806
2,355,000	g	Sumitomo Mitsui Banking Corp	3.150	07/22/15	2,452
9,000,000	g	Toronto-Dominion Bank	2.200	07/29/15	9,307

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 5,495,000		Toronto-Dominion Bank	2.500%	07/14/16	$5,668
26,500,000	g	Toronto-Dominion Bank	1.625	09/14/16	26,600
10,000,000		Toronto-Dominion Bank	2.375	10/19/16	10,258
70,000,000	g	Toronto-Dominion Bank	1.500	03/13/17	69,254
4,500,000	g	Turkiye Garanti Bankasi AS.	6.250	04/20/21	4,534
4,500,000	g	Turkiye Is Bankasi	5.100	02/01/16	4,511
2,000,000		Union Bank of California NA	5.950	05/11/16	2,184
5,000,000		US Bancorp	4.950	10/30/14	5,476
1,925,000		USB Capital XIII Trust	6.625	12/15/39	1,943
8,275,000		Wachovia Bank NA	4.800	11/01/14	8,869
3,605,000		Wachovia Bank NA	4.875	02/01/15	3,886
2,050,000		Wachovia Bank NA	5.850	02/01/37	2,249
5,000,000		Wachovia Corp	4.875	02/15/14	5,283
3,000,000		Wells Fargo & Co	4.375	01/31/13	3,092
18,075,000		Wells Fargo & Co	2.625	12/15/16	18,481
13,750,000		Wells Fargo & Co	3.500	03/08/22	13,536
10,650,000		Wells Fargo Bank NA	4.750	02/09/15	11,424
5,700,000		Westpac Banking Corp	3.000	08/04/15	5,900

		TOTAL BANKS			861,638

CAPITAL GOODS - 0.3%
1,500,000		Black & Decker Corp	8.950	04/15/14	1,720
8,000,000		Caterpillar, Inc	1.375	05/27/14	8,127
3,000,000	g	CC Holdings GS V LLC	7.750	05/01/17	3,270
3,800,000		CRH America, Inc	4.125	01/15/16	3,853
5,000,000		Danaher Corp	1.300	06/23/14	5,080
4,150,000		Danaher Corp	2.300	06/23/16	4,299
4,000,000		Emerson Electric Co	4.500	05/01/13	4,163
4,500,000	g	Empresas ICA SAB de C.V.	8.900	02/04/21	4,511
3,300,000		General Electric Co	5.250	12/06/17	3,816
4,500,000	g	Hyva Global BV	8.625	03/24/16	3,859
3,300,000	g	Illinois Tool Works, Inc	4.875	09/15/41	3,559
1,500,000		Kennametal, Inc	7.200	06/15/12	1,518
4,245,000	g	Myriad International Holding BV	6.375	07/28/17	4,648
1,000,000	g	Seagate HDD Cayman	7.000	11/01/21	1,075
2,000,000		SPX Corp	6.875	09/01/17	2,190
3,050,000		Tyco International Finance S.A.	6.000	11/15/13	3,289
2,190,000		Tyco International Finance S.A.	4.125	10/15/14	2,342

		TOTAL CAPITAL GOODS			61,319

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
1,750,000		Corrections Corp of America	7.750	06/01/17	1,908
32,500,000		European Investment Bank	1.125	04/15/15	32,722
3,220,000	g	National Agricultural Cooperative Federation	4.250	01/28/16	3,346
10,290,000		Republic Services, Inc	3.800	05/15/18	11,049
5,810,000		Republic Services, Inc	6.200	03/01/40	6,929
7,150,000		Waste Management, Inc	2.600	09/01/16	7,327
9,040,000		Waste Management, Inc	6.125	11/30/39	11,001

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			74,282

CONSUMER DURABLES & APPAREL - 0.2%
3,325,000	g	Grupo Aval Ltd	5.250	02/01/17	3,450
3,000,000		Hanesbrands, Inc	8.000	12/15/16	3,300

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 3,000,000		Phillips-Van Heusen Corp	7.375%	05/15/20	$3,307
5,600,000		Whirlpool Corp	8.000	05/01/12	5,628

		TOTAL CONSUMER DURABLES & APPAREL			15,685

CONSUMER SERVICES - 0.3%
2,000,000		DineEquity, Inc	9.500	10/30/18	2,190
648,000	g	Knowledge Learning Corp, Inc	7.750	02/01/15	538
2,000,000		Penn National Gaming, Inc	8.750	08/15/19	2,245
11,650,000	g	SABMiller Holdings, Inc	3.750	01/15/22	11,852
8,650,000	g	SABMiller Holdings, Inc	4.950	01/15/42	8,962
6,375,000		Walt Disney Co	4.500	12/15/13	6,802
9,000,000		Walt Disney Co	0.875	12/01/14	9,040

		TOTAL CONSUMER SERVICES			41,629

DIVERSIFIED FINANCIALS - 4.2%
2,000,000		American Express Centurion Bank	6.000	09/13/17	2,341
8,875,000		American Express Co	8.125	05/20/19	11,602
7,700,000		American Express Credit Corp	2.800	09/19/16	7,911
4,500,000	g	Banco Mercantil del Norte S.A.	4.375	07/19/15	4,657
4,500,000	g	Bangkok Bank PCL	4.800	10/18/20	4,526
11,275,000		Berkshire Hathaway, Inc	1.900	01/31/17	11,404
7,250,000		BlackRock, Inc	3.500	12/10/14	7,763
7,000,000		BlackRock, Inc	4.250	05/24/21	7,510
5,000,000		Brookfield Asset Management, Inc	7.125	06/15/12	5,060
3,700,000		Countrywide Financial Corp	6.250	05/15/16	3,856
6,850,000		Credit Suisse	5.000	05/15/13	7,112
8,250,000		Credit Suisse	5.500	05/01/14	8,846
3,275,000		Credit Suisse	4.375	08/05/20	3,404
3,000,000		Credit Suisse USA, Inc	4.875	01/15/15	3,236
4,664,000		Eaton Vance Corp	6.500	10/02/17	5,310
2,000,000		Ford Motor Credit Co LLC	7.500	08/01/12	2,030
10,000,000		Ford Motor Credit Co LLC	4.250	02/03/17	10,108
7,325,000		Ford Motor Credit Co LLC	5.000	05/15/18	7,588
5,792,000		Ford Motor Credit Co LLC	5.875	08/02/21	6,247
2,100,000		General Electric Capital Corp	2.800	01/08/13	2,136
11,950,000		General Electric Capital Corp	1.875	09/16/13	12,139
14,425,000		General Electric Capital Corp	5.500	06/04/14	15,690
14,675,000		General Electric Capital Corp	2.150	01/09/15	14,990
8,600,000		General Electric Capital Corp	5.300	02/11/21	9,314
17,765,000		General Electric Capital Corp	4.650	10/17/21	18,908
5,000,000		General Electric Capital Corp	6.150	08/07/37	5,662
375,000		General Electric Capital Corp	6.875	01/10/39	463
4,560,000	i	Goldman Sachs Capital II	5.793	06/01/43	3,129
3,250,000		Goldman Sachs Group, Inc	5.450	11/01/12	3,324
9,700,000		Goldman Sachs Group, Inc	4.750	07/15/13	10,042
14,202,000		Goldman Sachs Group, Inc	3.625	02/07/16	14,198
4,000,000		Goldman Sachs Group, Inc	6.150	04/01/18	4,315
4,975,000		Goldman Sachs Group, Inc	7.500	02/15/19	5,684
20,200,000		Goldman Sachs Group, Inc	5.750	01/24/22	20,781
1,150,000		Goldman Sachs Group, Inc	6.450	05/01/36	1,113
3,100,000		Goldman Sachs Group, Inc	6.750	10/01/37	3,029
10,250,000		Goldman Sachs Group, Inc	6.250	02/01/41	10,123
8,465,000		HSBC Finance Corp	4.750	07/15/13	8,776

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 9,599,000		HSBC Finance Corp	6.676%	01/15/21	$10,246
1,440,000	g	Hyundai Capital America	3.750	04/06/16	1,474
1,800,000	g	Hyundai Capital Services, Inc	4.375	07/27/16	1,883
2,750,000	g	Hyundai Capital Services, Inc	3.500	09/13/17	2,756
3,750,000	g	International Lease Finance Corp	6.500	09/01/14	3,961
2,325,000		International Lease Finance Corp	8.625	09/15/15	2,558
13,450,000		International Lease Finance Corp	5.750	05/15/16	13,435
3,200,000		International Lease Finance Corp	6.250	05/15/19	3,159
4,500,000	g	Inversiones CMPC S.A.	4.750	01/19/18	4,715
1,450,000		Jefferies Group, Inc	6.250	01/15/36	1,309
7,440,000		John Deere Capital Corp	2.250	06/07/16	7,720
1,500,000		John Deere Capital Corp	1.400	03/15/17	1,489
7,550,000		John Deere Capital Corp	2.750	03/15/22	7,416
4,150,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	4,199
5,000,000		Landwirtschaftliche Rentenbank	5.125	02/01/17	5,830
7,650,000		Lloyds TSB Bank plc	4.200	03/28/17	7,707
5,745,000	g	Lukoil International Finance BV	6.125	11/09/20	6,090
4,500,000	g	Majapahit Holding BV	7.875	06/29/37	5,636
4,000,000		MBNA Corp	6.125	03/01/13	4,140
4,825,000		Merrill Lynch & Co, Inc	5.450	02/05/13	4,961
4,675,000		Merrill Lynch & Co, Inc	6.400	08/28/17	5,098
9,075,000		Merrill Lynch & Co, Inc	6.875	04/25/18	10,089
9,150,000		Morgan Stanley	2.875	01/24/14	9,130
14,775,000		Morgan Stanley	6.000	05/13/14	15,464
3,925,000		Morgan Stanley	6.000	04/28/15	4,108
8,350,000		Morgan Stanley	5.375	10/15/15	8,626
9,125,000		Morgan Stanley	5.450	01/09/17	9,319
14,800,000		Morgan Stanley	4.750	03/22/17	14,805
4,775,000		Morgan Stanley	5.950	12/28/17	4,916
4,975,000		Morgan Stanley	7.300	05/13/19	5,354
3,415,000		Morgan Stanley	5.625	09/23/19	3,375
3,500,000		NASDAQ OMX Group, Inc	4.000	01/15/15	3,627
2,625,000		NASDAQ OMX Group, Inc	5.550	01/15/20	2,693
3,415,000		National Rural Utilities Cooperative Finance Corp	2.625	09/16/12	3,447
5,990,000		National Rural Utilities Cooperative Finance Corp	5.500	07/01/13	6,350
3,800,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	5,511
4,500,000	g	Odebrecht Finance Ltd	7.000	04/21/20	5,017
7,050,000	g	Odebrecht Finance Ltd	6.000	04/05/23	7,327
3,000,000	g	PTTEP Australia International Finance Pty Ltd	4.152	07/19/15	3,065
7,650,000		Toyota Motor Credit Corp	2.050	01/12/17	7,764
4,000,000		UBS AG.	2.250	01/28/14	4,016
3,350,000	g	UBS AG.	1.875	01/23/15	3,374
6,675,000		UBS AG.	4.875	08/04/20	6,937
3,825,000	g	Waha Aerospace BV	3.925	07/28/20	3,962

		TOTAL DIVERSIFIED FINANCIALS			538,385

ENERGY - 3.1%
7,950,000		Anadarko Petroleum Corp	5.950	09/15/16	9,166
2,445,000		Anadarko Petroleum Corp	6.950	06/15/19	2,985
2,145,000		Anadarko Petroleum Corp	6.450	09/15/36	2,483
5,000,000		Apache Corp	5.100	09/01/40	5,459
3,415,000	g	Baker Hughes, Inc	3.200	08/15/21	3,437
21,565,000		BP Capital Markets plc	3.200	03/11/16	22,849

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 6,700,000		BP Capital Markets plc	3.561%	11/01/21	$6,899
3,250,000		Chesapeake Energy Corp	6.500	08/15/17	3,461
3,690,000	h	Cimarex Energy Co	5.875	05/01/22	3,764
1,000,000		Cloud Peak Energy Resources LLC	8.250	12/15/17	1,020
2,000,000		Cloud Peak Energy Resources LLC	8.500	12/15/19	2,085
9,725,000		ConocoPhillips	4.600	01/15/15	10,723
7,600,000		ConocoPhillips	6.500	02/01/39	10,094
2,075,000	g	Continental Resources, Inc	5.000	09/15/22	2,085
6,800,000		Devon Energy Corp	5.600	07/15/41	7,651
3,793,050		Dolphin Energy Ltd	5.888	06/15/19	4,106
5,300,000	g	Dolphin Energy Ltd	5.500	12/15/21	5,585
4,500,000	g	Empresa Nacional del Petroleo	6.250	07/08/19	5,142
3,448,000	g	Empresa Nacional del Petroleo	4.750	12/06/21	3,573
3,250,000		Enbridge Energy Partners LP	5.200	03/15/20	3,607
1,525,000		EnCana Corp	6.625	08/15/37	1,660
2,000,000		Encore Acquisition Co	9.500	05/01/16	2,200
5,950,000		Enterprise Products Operating LLC	4.600	08/01/12	6,029
4,000,000		Enterprise Products Operating LLC	5.600	10/15/14	4,418
1,150,000		Enterprise Products Operating LLC	5.000	03/01/15	1,262
4,260,000		Enterprise Products Operating LLC	6.500	01/31/19	5,056
3,545,000		Enterprise Products Operating LLC	6.125	10/15/39	3,992
4,105,000		Enterprise Products Operating LLC	5.950	02/01/41	4,573
1,750,000		Enterprise Products Operating LLC	5.700	02/15/42	1,892
2,325,000		EOG Resources, Inc	4.100	02/01/21	2,517
3,000,000	g	Gaz Capital S.A.	5.092	11/29/15	3,143
4,000,000		Gaz Capital S.A.	6.212	11/22/16	4,352
700,000		Gaz Capital S.A.	6.510	03/07/22	763
3,600,000		Hess Corp	8.125	02/15/19	4,649
1,075,000		Hess Corp	6.000	01/15/40	1,231
4,625,000		Hess Corp	5.600	02/15/41	5,029
2,000,000		Kaneb Pipe Line Operating Partnership LP	5.875	06/01/13	2,081
4,750,000	g	Korea National Oil Corp	3.125	04/03/17	4,740
5,530,000		Marathon Petroleum Corp	3.500	03/01/16	5,761
4,275,000		Marathon Petroleum Corp	5.125	03/01/21	4,650
1,000,000		MarkWest Energy Partners LP	6.750	11/01/20	1,080
2,475,000		Noble Holding International Ltd	3.450	08/01/15	2,606
7,550,000		Noble Holding International Ltd	4.900	08/01/20	8,066
4,570,000	g	Novatek Finance Ltd	6.604	02/03/21	5,051
12,000,000		Occidental Petroleum Corp	1.750	02/15/17	12,133
7,450,000		Occidental Petroleum Corp	4.100	02/01/21	8,149
800,000		Pemex Project Funding Master Trust	5.750	03/01/18	900
1,150,000		Pemex Project Funding Master Trust	6.625	06/15/35	1,311
1,890,000		Pemex Project Funding Master Trust	6.625	06/15/38	2,155
3,650,000	g	Pertamina PT	5.250	05/23/21	3,842
1,750,000	g	Pertamina PT	6.500	05/27/41	1,890
2,080,000		Petrobras International Finance Co	3.875	01/27/16	2,189
4,500,000		Petrobras International Finance Co	7.875	03/15/19	5,552
4,450,000		Petrobras International Finance Co	6.875	01/20/40	5,228
6,050,000		Petrobras International Finance Co-Pifco	3.500	02/06/17	6,201
2,900,000		Petroleos Mexicanos	8.000	05/03/19	3,668
2,500,000		Petroleos Mexicanos	6.000	03/05/20	2,846
4,000,000		Petroleos Mexicanos	5.500	01/21/21	4,410
5,560,000	g	Petroleos Mexicanos	4.875	01/24/22	5,838

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 2,710,000	g	Petroleos Mexicanos	6.500%	06/02/41	$3,049
3,440,000		Petroleos Mexicanos	6.500	06/02/41	3,870
3,960,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	4,883
7,400,000	g	Phillips 66	1.950	03/05/15	7,451
6,125,000	g	Phillips 66	4.300	04/01/22	6,230
3,000,000		Plains All American Pipeline LP	5.625	12/15/13	3,205
10,650,000		Plains All American Pipeline LP	3.650	06/01/22	10,455
2,674,000		Precision Drilling Trust	6.625	11/15/20	2,801
700,000		Range Resources Corp	7.250	05/01/18	739
3,335,000		Range Resources Corp	5.000	08/15/22	3,293
3,454,304		Ras Laffan Liquefied Natural Gas Co Ltd	5.298	09/30/20	3,696
3,000,000	g	Reliance Holdings USA	4.500	10/19/20	2,893
6,100,000	g	Reliance Holdings USA	5.400	02/14/22	6,068
15,900,000	g	Schlumberger Investment S.A.	3.300	09/14/21	16,109
6,250,000		Shell International Finance BV	3.100	06/28/15	6,690
7,620,000		Shell International Finance BV	4.300	09/22/19	8,639
1,925,000		Shell International Finance BV	6.375	12/15/38	2,547
3,464,000		Southwestern Energy Co	7.500	02/01/18	4,174
2,800,000		Statoil ASA	2.900	10/15/14	2,949
6,100,000		Total Capital International S.A.	1.500	02/17/17	5,936
2,175,000		TransCanada Pipelines Ltd	4.000	06/15/13	2,262
3,400,000		TransCanada Pipelines Ltd	5.850	03/15/36	4,017
2,750,000	i	TransCanada Pipelines Ltd	6.350	05/15/67	2,842
2,000,000		Vale Overseas Ltd	6.250	01/23/17	2,305
2,875,000		Vale Overseas Ltd	4.375	01/11/22	2,888
2,760,000		Vale Overseas Ltd	6.875	11/21/36	3,201
4,650,000		Vale Overseas Ltd	6.875	11/10/39	5,432
3,375,000		Valero Energy Corp	4.500	02/01/15	3,624
3,325,000		Weatherford International Ltd	4.500	04/15/22	3,320
5,000,000		XTO Energy, Inc	6.250	04/15/13	5,279
4,400,000		XTO Energy, Inc	4.625	06/15/13	4,602

		TOTAL ENERGY			414,736

FOOD & STAPLES RETAILING - 0.3%
5,690,000		CVS Caremark Corp	3.250	05/18/15	6,031
10,500,000		CVS Caremark Corp	5.750	06/01/17	12,391
795,000		CVS Caremark Corp	6.600	03/15/19	980
3,800,000		Delhaize Group S.A.	5.875	02/01/14	4,086
3,800,000		Delhaize Group S.A.	6.500	06/15/17	4,391
1,500,000		Ingles Markets, Inc	8.875	05/15/17	1,624
1,500,000		Kroger Co	6.200	06/15/12	1,516
1,205,000		Kroger Co	5.000	04/15/13	1,256
4,150,000		Kroger Co	2.200	01/15/17	4,216
7,000,000		Safeway, Inc	3.400	12/01/16	7,259
880,000		Stater Bros Holdings, Inc	7.750	04/15/15	899
900,000		Stater Bros Holdings, Inc	7.375	11/15/18	975
439,000		SuperValu, Inc	8.000	05/01/16	460

		TOTAL FOOD & STAPLES RETAILING			46,084

FOOD, BEVERAGE & TOBACCO - 1.0%
6,300,000		Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	6,645
12,885,000		Anheuser-Busch InBev Worldwide, Inc	5.375	01/15/20	15,142
6,400,000		Bottling Group LLC	6.950	03/15/14	7,175

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 4,500,000	g	CCL Finance Ltd	9.500%	08/15/14	$5,060
6,150,000		Coca-Cola Co	0.750	03/13/15	6,133
18,750,000		Coca-Cola Co	1.800	09/01/16	19,149
7,200,000		Coca-Cola Co	3.150	11/15/20	7,522
7,600,000		Coca-Cola Co	3.300	09/01/21	7,907
4,080,000		General Mills, Inc	5.200	03/17/15	4,540
1,650,000	g	Grupo Bimbo SAB de C.V.	4.875	06/30/20	1,731
3,875,000	g	Grupo Bimbo SAB de C.V.	4.500	01/25/22	3,946
6,000,000		HJ Heinz Co	1.500	03/01/17	5,957
2,530,000		Kraft Foods, Inc	6.125	02/01/18	3,036
8,750,000		Kraft Foods, Inc	5.375	02/10/20	10,115
8,105,000		Kraft Foods, Inc	6.500	02/09/40	9,974
625,000		PepsiAmericas, Inc	4.375	02/15/14	665
680,000		PepsiCo, Inc	7.900	11/01/18	914
2,000,000	g	Pernod-Ricard S.A.	2.950	01/15/17	2,020
9,475,000	g	Pernod-Ricard S.A.	4.450	01/15/22	9,611
2,350,000	g	Pernod-Ricard S.A.	5.500	01/15/42	2,363
2,900,000		Philip Morris International, Inc	4.875	05/16/13	3,041
7,425,000		Philip Morris International, Inc	6.875	03/17/14	8,325
1,600,000		Philip Morris International, Inc	6.375	05/16/38	1,989

		TOTAL FOOD, BEVERAGE & TOBACCO			142,960

HEALTH CARE EQUIPMENT & SERVICES - 0.5%
3,900,000		Becton Dickinson and Co	1.750	11/08/16	3,946
3,750,000		Boston Scientific Corp	4.500	01/15/15	4,023
4,500,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	4,658
4,000,000	g	Fresenius Medical Care II	5.625	07/31/19	4,120
4,560,000		HCA, Inc	6.500	02/15/20	4,788
1,252,000		McKesson Corp	3.250	03/01/16	1,341
5,000,000		Medtronic, Inc	4.750	09/15/15	5,596
3,500,000		Quest Diagnostics, Inc	6.400	07/01/17	4,115
6,225,000		Thermo Fisher Scientific, Inc	2.150	12/28/12	6,277
1,695,000		Thermo Fisher Scientific, Inc	3.200	05/01/15	1,797
1,750,000		Thermo Fisher Scientific, Inc	5.000	06/01/15	1,944
12,280,000		Thermo Fisher Scientific, Inc	3.200	03/01/16	13,083
6,125,000		Thermo Fisher Scientific, Inc	2.250	08/15/16	6,339
2,560,000		Thermo Fisher Scientific, Inc	4.700	05/01/20	2,866
3,300,000		Thermo Fisher Scientific, Inc	3.600	08/15/21	3,483

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			68,376

HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
7,175,000		Clorox Co	3.800	11/15/21	7,251
6,325,000		Ecolab, Inc	4.350	12/08/21	6,705
2,620,000		Procter & Gamble Co	2.300	02/06/22	2,533
4,975,000		Procter & Gamble Co	5.550	03/05/37	6,218
3,000,000		Unilever Capital Corp	4.800	02/15/19	3,480
2,000,000		Unilever Capital Corp	4.250	02/10/21	2,260

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			28,447

INSURANCE - 1.2%
3,825,000		ACE INA Holdings, Inc	5.875	06/15/14	4,214
2,155,000		Aetna, Inc	6.500	09/15/18	2,653
1,925,000		Aetna, Inc	6.625	06/15/36	2,398

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 5,375,000		Allstate Corp	7.450%	05/16/19	$6,741
4,375,000		American Financial Group, Inc	9.875	06/15/19	5,348
500,000		American International Group, Inc	3.650	01/15/14	509
3,750,000		Chubb Corp	6.000	05/11/37	4,563
1,390,000		CIGNA Corp	5.125	06/15/20	1,531
6,900,000		CIGNA Corp	4.500	03/15/21	7,281
7,600,000		Hartford Financial Services Group, Inc	4.000	03/30/15	7,858
7,600,000		Hartford Financial Services Group, Inc	5.500	03/30/20	8,122
3,725,000		Hartford Financial Services Group, Inc	6.625	03/30/40	3,847
9,575,000		HCA, Inc	5.875	03/15/22	9,587
2,800,000		Lincoln National Corp	7.000	06/15/40	3,288
7,500,000		Markel Corp	5.350	06/01/21	7,820
5,620,000		Metlife, Inc	5.000	06/15/15	6,216
7,675,000		Metlife, Inc	6.750	06/01/16	9,118
4,500,000		Metlife, Inc	5.700	06/15/35	5,234
5,500,000	g	Principal Life Global Funding I	5.125	10/15/13	5,760
5,000,000		Progressive Corp	3.750	08/23/21	5,322
2,000,000		Prudential Financial, Inc	3.875	01/14/15	2,106
8,050,000		Prudential Financial, Inc	7.375	06/15/19	9,951
5,000,000		Prudential Financial, Inc	6.625	06/21/40	5,847
7,000,000		Prudential Financial, Inc	6.200	11/15/40	7,874
3,000,000	g	Prudential Funding LLC	6.750	09/15/23	3,222
4,250,000		Travelers Cos, Inc	5.800	05/15/18	5,134
1,150,000		Travelers Cos, Inc	5.900	06/02/19	1,392
1,500,000		Unum Group	5.625	09/15/20	1,588
1,800,000		WellPoint, Inc	5.875	06/15/17	2,102
2,250,000		WellPoint, Inc	5.850	01/15/36	2,603
7,000,000		Willis Group Holdings plc	4.125	03/15/16	7,115
2,400,000		WR Berkley Corp	5.375	09/15/20	2,521

		TOTAL INSURANCE			158,865

MATERIALS - 1.7%
3,385,000		3M Co	4.375	08/15/13	3,565
4,150,000		3M Co	5.700	03/15/37	5,301
4,600,000		Air Products & Chemicals, Inc	4.150	02/01/13	4,738
6,630,000		Air Products & Chemicals, Inc	4.375	08/21/19	7,407
1,125,000		Airgas, Inc	4.500	09/15/14	1,205
1,000,000		Airgas, Inc	7.125	10/01/18	1,085
4,000,000	g	Anglo American Capital plc	2.625	04/03/17	4,004
2,150,000	g	Anglo American Capital plc	4.450	09/27/20	2,224
6,540,000		AngloGold Ashanti Holdings plc	5.375	04/15/20	6,732
1,860,000		ArcelorMittal	3.750	08/05/15	1,889
3,750,000		ArcelorMittal	3.750	03/01/16	3,747
3,500,000		ArcelorMittal	4.500	02/25/17	3,510
2,085,000		ArcelorMittal	9.850	06/01/19	2,509
2,950,000		ArcelorMittal	6.250	02/25/22	2,983
1,015,000		Ball Corp	7.125	09/01/16	1,106
355,000		Ball Corp	7.375	09/01/19	392
4,000,000		Ball Corp	5.750	05/15/21	4,250
1,365,000		Ball Corp	5.000	03/15/22	1,368
12,100,000	g	Barrick Gold Corp	3.850	04/01/22	12,033
7,175,000		Barrick North America Finance LLC	4.400	05/30/21	7,563
2,500,000	g	Braskem Finance Ltd	5.750	04/15/21	2,617

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 3,000,000		Celanese US Holdings LLC	6.625%	10/15/18	$3,195
2,000,000		CF Industries, Inc	6.875	05/01/18	2,307
3,175,000		CF Industries, Inc	7.125	05/01/20	3,782
7,800,000		Cliffs Natural Resources, Inc	6.250	10/01/40	8,283
5,600,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.750	11/04/20	5,737
5,100,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.875	11/03/21	5,208
2,770,000		Crown Americas LLC	6.250	02/01/21	2,978
5,025,000		Domtar Corp	4.400	04/01/22	4,966
7,734,000		Dow Chemical Co	4.125	11/15/21	7,956
1,000,000		Eastman Chemical Co	5.500	11/15/19	1,112
6,450,000		EI Du Pont de Nemours & Co	3.250	01/15/15	6,894
6,000,000		EI Du Pont de Nemours & Co	4.625	01/15/20	6,861
15,000,000		Freeport-McMoRan Copper & Gold, Inc	1.400	02/13/15	14,943
1,800,000		Freeport-McMoRan Copper & Gold, Inc	3.550	03/01/22	1,729
3,315,000	g	Fufeng Group Ltd	7.625	04/13/16	2,867
1,500,000		Graphic Packaging International, Inc	9.500	06/15/17	1,665
1,400,000		Greif, Inc	7.750	08/01/19	1,582
4,250,000		International Paper Co	7.300	11/15/39	5,174
5,900,000		International Paper Co	6.000	11/15/41	6,404
3,000,000	g,h	LyondellBasell Industries NV	5.000	04/15/19	3,000
1,950,000	g	LyondellBasell Industries NV	6.000	11/15/21	2,048
3,000,000		Martin Marietta Materials, Inc	6.600	04/15/18	3,266
7,650,000		Newmont Mining Corp	3.500	03/15/22	7,370
3,825,000		Newmont Mining Corp	4.875	03/15/42	3,559
5,050,000		Praxair, Inc	5.250	11/15/14	5,626
7,350,000		Praxair, Inc	2.450	02/15/22	7,069
7,500,000		Rio Tinto Finance USA Ltd	2.250	09/20/16	7,712
2,000,000		Silgan Holdings, Inc	7.250	08/15/16	2,248
5,000,000	g	Silgan Holdings, Inc	5.000	04/01/20	4,975
3,140,000	g	Sociedad Quimica y Minera de Chile S.A.	5.500	04/21/20	3,412
3,000,000		Solutia, Inc	7.875	03/15/20	3,518
1,940,000		Teck Resources Ltd	6.000	08/15/40	2,043
4,100,000		Teck Resources Ltd	5.200	03/01/42	3,890
5,450,000	g	Xstrata Canada Financial Corp	4.950	11/15/21	5,709

		TOTAL MATERIALS			239,316

MEDIA - 1.0%
1,000,000		AMC Entertainment, Inc	8.750	06/01/19	1,048
3,750,000		CBS Corp	4.300	02/15/21	3,931
1,960,000		CCO Holdings LLC	6.625	01/31/22	2,033
1,388,000		Cinemark USA, Inc	8.625	06/15/19	1,541
1,011,000		Comcast Cable Communications Holdings, Inc	8.375	03/15/13	1,084
1,455,000		CSC Holdings LLC	8.500	04/15/14	1,619
4,740,000		DIRECTV Holdings LLC	7.625	05/15/16	4,965
7,000,000	g	DIRECTV Holdings LLC	2.400	03/15/17	6,938
15,250,000	g	DIRECTV Holdings LLC	3.800	03/15/22	15,041
11,050,000	g	DIRECTV Holdings LLC	5.150	03/15/42	10,765
5,000,000		Grupo Televisa S.A.	6.000	05/15/18	5,765
2,160,000		Lamar Media Corp	7.875	04/15/18	2,362
1,850,000	g	Lamar Media Corp	5.875	02/01/22	1,882
8,700,000		NBC Universal Media LLC	5.150	04/30/20	9,847
11,930,000		NBC Universal Media LLC	4.375	04/01/21	12,779
1,274,000		News America, Inc	7.250	05/18/18	1,541

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 2,105,000		News America, Inc	7.625%	11/30/28	$2,427
1,578,000		News America, Inc	6.550	03/15/33	1,732
3,800,000		News America, Inc	6.200	12/15/34	4,214
3,575,000		News America, Inc	6.650	11/15/37	4,167
3,800,000		News America, Inc	6.900	08/15/39	4,503
3,315,000		Nielsen Finance LLC	7.750	10/15/18	3,655
2,100,000		Time Warner Cable, Inc	8.750	02/14/19	2,738
9,675,000		Time Warner Cable, Inc	8.250	04/01/19	12,373
5,000,000		Time Warner Cable, Inc	4.000	09/01/21	5,123
3,000,000		Time Warner, Inc	3.150	07/15/15	3,177
3,825,000		Time Warner, Inc	6.500	11/15/36	4,438
5,000,000		Time Warner, Inc	5.375	10/15/41	5,253
4,850,000		Viacom, Inc	1.250	02/27/15	4,845
10,075,000		Viacom, Inc	2.500	12/15/16	10,312

		TOTAL MEDIA			152,098

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.6%
3,975,000		Abbott Laboratories	5.300	05/27/40	4,596
6,500,000	g	Aristotle Holding, Inc	2.100	02/12/15	6,580
6,850,000	g	Aristotle Holding, Inc	3.900	02/15/22	6,924
5,450,000		Johnson & Johnson	2.150	05/15/16	5,675
4,000,000		Johnson & Johnson	5.850	07/15/38	5,171
3,140,000		Life Technologies Corp	3.500	01/15/16	3,262
4,115,000		Mead Johnson Nutrition Co	4.900	11/01/19	4,606
2,750,000		Mead Johnson Nutrition Co	5.900	11/01/39	3,190
7,750,000		Merck & Co, Inc	3.875	01/15/21	8,510
1,500,000	g	Mylan, Inc	7.875	07/15/20	1,672
1,750,000		NBTY, Inc	9.000	10/01/18	1,927
3,750,000		Novartis Capital Corp	4.125	02/10/14	3,994
15,775,000		Novartis Capital Corp	2.900	04/24/15	16,809
3,230,000		Pfizer, Inc	5.350	03/15/15	3,652
8,750,000		Sanofi-Aventis S.A.	2.625	03/29/16	9,162
3,225,000		Schering-Plough Corp	6.550	09/15/37	4,407

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			90,137

REAL ESTATE - 0.7%
1,485,000		AMB Property LP	7.625	08/15/14	1,652
2,310,000		AMB Property LP	4.500	08/15/17	2,380
3,750,000		Boston Properties LP	3.700	11/15/18	3,878
2,000,000		Brandywine Operating Partnership LP	5.400	11/01/14	2,127
1,525,000		Brandywine Operating Partnership LP	7.500	05/15/15	1,696
7,000,000		Brandywine Operating Partnership LP	4.950	04/15/18	7,138
3,965,000		Camden Property Trust	4.625	06/15/21	4,075
6,800,000		Developers Diversified Realty Corp	4.750	04/15/18	7,044
3,460,000		Developers Diversified Realty Corp	7.875	09/01/20	4,092
255,000		Federal Realty Investment Trust	5.650	06/01/16	281
700,000		Federal Realty Investment Trust	5.900	04/01/20	775
6,450,000		Health Care REIT, Inc	3.625	03/15/16	6,546
4,700,000		Health Care REIT, Inc	4.125	04/01/19	4,663
2,775,000		Healthcare Realty Trust, Inc	5.750	01/15/21	2,840
1,600,000		Highwoods Properties, Inc	5.850	03/15/17	1,700
1,925,000		Kilroy Realty Corp	5.000	11/03/15	2,051
3,250,000		Kilroy Realty LP	4.800	07/15/18	3,377

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 840,000		Kimco Realty Corp	5.700%	05/01/17	$920
4,000,000		National Retail Properties, Inc	5.500	07/15/21	4,165
900,000		Nationwide Health Properties, Inc	6.250	02/01/13	932
2,325,000		Regency Centers LP	5.250	08/01/15	2,504
225,000		Regency Centers LP	5.875	06/15/17	252
800,000		Simon Property Group LP	5.250	12/01/16	905
4,150,000		Simon Property Group LP	2.800	01/30/17	4,249
3,040,000		Simon Property Group LP	10.350	04/01/19	4,187
7,900,000		Simon Property Group LP	3.375	03/15/22	7,619
1,750,000	g,i	USB Realty Corp	1.719	12/30/49	1,328
1,360,000		Ventas Realty LP	3.125	11/30/15	1,395
1,850,000		Ventas Realty LP	4.250	03/01/22	1,798
3,750,000		Washington Real Estate Investment Trust	4.950	10/01/20	3,917
4,500,000	g	Yanlord Land Group Ltd	10.625	03/29/18	3,994

		TOTAL REAL ESTATE			94,480

RETAILING - 0.7%
5,250,000	g	Ace Hardware Corp	9.125	06/01/16	5,526
3,000,000		AmeriGas Partners LP	6.250	08/20/19	2,996
2,000,000		Asbury Automotive Group, Inc	7.625	03/15/17	2,073
2,500,000		AutoNation, Inc	5.500	02/01/20	2,538
3,150,000		Limited Brands, Inc	7.000	05/01/20	3,512
3,855,000		Limited Brands, Inc	5.625	02/15/22	3,889
15,062,000		Macy’s Retail Holdings, Inc	5.900	12/01/16	17,284
3,350,000		Macy’s Retail Holdings, Inc	3.875	01/15/22	3,360
2,425,000		Nordstrom, Inc	4.000	10/15/21	2,580
4,565,000		O’Reilly Automotive, Inc	4.625	09/15/21	4,812
3,000,000	g	QVC, Inc	7.125	04/15/17	3,195
2,000,000	g	QVC, Inc	7.500	10/01/19	2,195
3,875,000		Staples, Inc	9.750	01/15/14	4,403
10,650,000		Target Corp	2.900	01/15/22	10,526
875,000		Wal-Mart Stores, Inc	3.000	02/03/14	915
3,450,000		Wal-Mart Stores, Inc	3.250	10/25/20	3,611
3,675,000		Wal-Mart Stores, Inc	5.000	10/25/40	4,068
12,000,000		Wal-Mart Stores, Inc	5.625	04/15/41	14,524

		TOTAL RETAILING			92,007

SOFTWARE & SERVICES - 0.4%
5,000,000	g	Fidelity National Information Services, Inc	5.000	03/15/22	4,925
14,200,000		International Business Machines Corp	0.550	02/06/15	14,126
4,030,000		International Business Machines Corp	1.950	07/22/16	4,136
9,050,000		International Business Machines Corp	1.250	02/06/17	8,977
3,655,000		Microsoft Corp	0.875	09/27/13	3,682
8,825,000		Microsoft Corp	1.625	09/25/15	9,087
3,925,000		Oracle Corp	3.750	07/08/14	4,200
3,100,000		Oracle Corp	5.750	04/15/18	3,769
3,750,000		Oracle Corp	3.875	07/15/20	4,128
1,000,000		SunGard Data Systems, Inc	7.375	11/15/18	1,062

		TOTAL SOFTWARE & SERVICES			58,092

TECHNOLOGY HARDWARE & EQUIPMENT - 0.4%
4,000,000		Amphenol Corp	4.750	11/15/14	4,345
1,000,000		Brocade Communications Systems, Inc	6.875	01/15/20	1,103

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 5,250,000		Hewlett-Packard Co	4.750%	06/02/14	$5,616
3,500,000		Jabil Circuit, Inc	5.625	12/15/20	3,675
2,212,000		L-3 Communications Corp	6.375	10/15/15	2,265
9,500,000		L-3 Communications Corp	3.950	11/15/16	10,002
2,000,000		L-3 Communications Corp	4.950	02/15/21	2,092
4,000,000		NII Capital Corp	7.625	04/01/21	3,910
3,600,000		Xerox Corp	8.250	05/15/14	4,065
4,000,000		Xerox Corp	2.950	03/15/17	4,042

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			41,115

TELECOMMUNICATION SERVICES - 1.6%
2,870,000		America Movil SAB de C.V.	2.375	09/08/16	2,905
2,400,000		America Movil SAB de C.V.	5.000	03/30/20	2,669
11,450,000		American Tower Corp	4.700	03/15/22	11,542
2,500,000		AT&T, Inc	2.500	08/15/15	2,602
20,750,000		AT&T, Inc	2.950	05/15/16	21,927
2,000,000		AT&T, Inc	6.150	09/15/34	2,307
11,500,000		AT&T, Inc	6.300	01/15/38	13,516
4,500,000		Axiata SPV1 (Labuan) Ltd	5.375	04/28/20	4,746
13,125,000		BellSouth Corp	5.200	09/15/14	14,445
1,975,000		BellSouth Corp	6.550	06/15/34	2,255
13,850,000		Cellco Partnership	8.500	11/15/18	19,016
4,000,000	g	Deutsche Telekom International Finance BV	2.250	03/06/17	3,959
4,000,000		Deutsche Telekom International Finance BV	8.750	06/15/30	5,498
3,625,000	g	Deutsche Telekom International Finance BV	4.875	03/06/42	3,425
7,400,000	g	Oi S.A.	5.750	02/10/22	7,613
4,450,000	g	Qtel International Finance	4.750	02/16/21	4,600
3,000,000		Qwest Communications International, Inc	7.125	04/01/18	3,203
1,225,000		Sprint Nextel Corp	6.000	12/01/16	1,093
3,075,000		Telecom Italia Capital S.A.	6.175	06/18/14	3,236
4,825,000		Telecom Italia Capital S.A.	6.999	06/04/18	5,139
4,275,000		Telecom Italia Capital S.A.	7.175	06/18/19	4,553
21,100,000		Telefonica Emisiones SAU	3.992	02/16/16	21,002
3,315,000	g	Telefonica Moviles Chile S.A.	2.875	11/09/15	3,312
4,500,000		Telefonos de Mexico SAB de C.V.	5.500	11/15/19	5,097
8,728,000	g	Telemar Norte Leste S.A.	5.500	10/23/20	8,972
5,125,000		Verizon Communications, Inc	5.250	04/15/13	5,373
1,250,000		Verizon Communications, Inc	6.100	04/15/18	1,505
2,905,000		Verizon Communications, Inc	8.750	11/01/18	3,942
3,100,000		Verizon Communications, Inc	8.950	03/01/39	4,791
6,500,000		Verizon Virginia, Inc	4.625	03/15/13	6,745
4,500,000	g	Vimpelcom Holdings	7.504	03/01/22	4,365
1,862,000		Virgin Media Finance plc	9.500	08/15/16	2,099
5,000,000		Virgin Media Finance plc	5.250	02/15/22	4,956
5,400,000		Virgin Media Secured Finance plc	5.250	01/15/21	5,805
735,000		Windstream Corp	8.125	09/01/18	786

		TOTAL TELECOMMUNICATION SERVICES			218,999

TRANSPORTATION - 0.7%
5,730,000	g	Asciano Finance	5.000	04/07/18	5,918
1,800,000	g	Asciano Finance Ltd	3.125	09/23/15	1,790
2,840,000		Bristow Group, Inc	7.500	09/15/17	2,968
5,000,000		Burlington Northern Santa Fe LLC	3.450	09/15/21	5,080

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 7,650,000		Burlington Northern Santa Fe LLC	3.050%	03/15/22	$7,522
3,475,000		Burlington Northern Santa Fe LLC	5.050	03/01/41	3,625
12,900,000		Burlington Northern Santa Fe LLC	4.400	03/15/42	12,196
3,000,000	g	DP World Ltd	6.850	07/02/37	2,895
2,325,000		Embraer Overseas Ltd	6.375	01/15/20	2,560
2,640,000		Kansas City Southern de Mexico S.A. de C.V.	8.000	02/01/18	2,930
4,500,000		Kansas City Southern de Mexico S.A. de C.V.	6.625	12/15/20	4,860
2,085,000		Kansas City Southern de Mexico S.A. de C.V.	6.125	06/15/21	2,244
5,650,000	g	Kazakhstan Temir Zholy Finance BV	6.375	10/06/20	6,257
2,500,000		Norfolk Southern Corp	5.750	01/15/16	2,892
2,800,000		Norfolk Southern Corp	5.750	04/01/18	3,308
6,750,000		Norfolk Southern Corp	3.000	04/01/22	6,636
2,056,000		Norfolk Southern Corp	5.590	05/17/25	2,417
3,500,000	g	Transnet Ltd	4.500	02/10/16	3,623
5,578,000		Union Pacific Corp	4.163	07/15/22	6,027
5,500,000		Union Pacific Corp	4.750	09/15/41	5,611
7,750,000		United Parcel Service, Inc	3.125	01/15/21	8,118

		TOTAL TRANSPORTATION			99,477

UTILITIES - 3.0%
3,630,000	g	Abu Dhabi National Energy Co	5.875	12/13/21	3,866
2,500,000		AES Corp	7.750	03/01/14	2,700
4,300,000		AES El Salvador Trust	6.750	02/01/16	4,343
3,785,000	g	AES Gener S.A.	5.250	08/15/21	3,993
2,250,000		AGL Capital Corp	5.250	08/15/19	2,548
2,000,000		AGL Capital Corp	6.000	10/01/34	2,256
8,435,000		Alliant Energy Corp	4.000	10/15/14	8,918
1,667,000		Arizona Public Service Co	5.050	09/01/41	1,775
5,500,000		Atmos Energy Corp	8.500	03/15/19	7,196
2,000,000	g	Calpine Corp	7.500	02/15/21	2,135
4,500,000		Carolina Power & Light Co	5.125	09/15/13	4,791
4,750,000		Carolina Power & Light Co	5.300	01/15/19	5,585
2,750,000		Carolina Power & Light Co	5.700	04/01/35	3,245
2,100,000		CenterPoint Energy Houston Electric LLC	7.000	03/01/14	2,330
3,670,000		CenterPoint Energy Resources Corp	4.500	01/15/21	3,911
3,550,000		CenterPoint Energy Resources Corp	6.250	02/01/37	4,070
7,500,000		CenterPoint Energy Resources Corp	5.850	01/15/41	8,538
5,200,000	g	Centrais Eletricas Brasileiras S.A.	5.750	10/27/21	5,691
9,000,000	g	CEZ AS.	4.250	04/03/22	8,951
4,630,000	g	CEZ AS.	5.625	04/03/42	4,622
3,075,000	g	China Resources Gas Group Ltd	4.500	04/05/22	3,022
2,500,000		CMS Energy Corp	5.050	02/15/18	2,626
2,500,000	g	Colbun S.A.	6.000	01/21/20	2,657
2,075,000	g	Comision Federal de Electricidad	5.750	02/14/42	2,073
5,860,000	g	Comision Federal Electricidad	4.875	05/26/21	6,212
3,055,000		Commonwealth Edison Co	4.000	08/01/20	3,298
4,200,000		Commonwealth Edison Co	5.900	03/15/36	5,096
2,750,000		Connecticut Light & Power Co	5.500	02/01/19	3,224
3,500,000		Consolidated Edison Co of New York, Inc	5.700	06/15/40	4,268
4,250,000		Consolidated Natural Gas Co	5.000	12/01/14	4,668
4,000,000		Dominion Resources, Inc	4.900	08/01/41	4,197
7,150,000		Duke Energy Carolinas LLC	5.750	11/15/13	7,725
1,400,000		Duke Energy Carolinas LLC	4.300	06/15/20	1,562

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 2,000,000		Florida Power Corp	6.400%	06/15/38	$2,602
3,500,000		FPL Group Capital, Inc	2.600	09/01/15	3,586
5,000,000		Georgia Power Co	5.400	06/01/40	5,720
5,000,000		Indiana Michigan Power Co	7.000	03/15/19	6,127
3,855,000	g	Instituto Costarricense de Electricidad	6.950	11/10/21	4,048
2,725,000		Integrys Energy Group, Inc	4.170	11/01/20	2,835
3,350,000	g	Israel Electric Corp Ltd	6.700	02/10/17	3,453
1,000,000	g	Kansas Gas & Electric	6.700	06/15/19	1,237
2,815,000		Kinder Morgan Energy Partners LP	5.850	09/15/12	2,873
6,650,000		Kinder Morgan Energy Partners LP	3.500	03/01/16	7,005
2,825,000		Kinder Morgan Energy Partners LP	9.000	02/01/19	3,619
6,430,000	g	KMG Finance Sub BV	6.375	04/09/21	7,102
1,850,000	g	Korea Hydro & Nuclear Power Co Ltd	3.125	09/16/15	1,883
7,150,000	g	Korea Hydro & Nuclear Power Co Ltd	4.750	07/13/21	7,411
5,000,000		LG&E and KU Energy LLC	3.750	11/15/20	4,979
5,950,000		Midamerican Energy Holdings Co	5.950	05/15/37	6,949
4,000,000		National Fuel Gas Co	5.250	03/01/13	4,143
2,800,000		Nevada Power Co	6.500	08/01/18	3,447
3,500,000		Nevada Power Co	6.650	04/01/36	4,480
3,335,000		Nevada Power Co	5.450	05/15/41	3,809
2,850,000		Oncor Electric Delivery Co LLC	5.250	09/30/40	2,874
8,400,000	g	Oncor Electric Delivery Co LLC	4.550	12/01/41	7,587
4,075,000		ONEOK Partners LP	5.900	04/01/12	4,075
5,250,000		Pacific Gas & Electric Co	8.250	10/15/18	6,950
2,350,000		Pacific Gas & Electric Co	3.250	09/15/21	2,379
2,750,000		PacifiCorp	6.000	01/15/39	3,396
4,825,000		Pepco Holdings, Inc	2.700	10/01/15	4,913
8,050,000	g	Perusahaan Listrik Negara PT	5.500	11/22/21	8,432
6,750,000		PG&E Corp	5.750	04/01/14	7,356
750,000		Potomac Electric Power Co	7.900	12/15/38	1,145
2,000,000		PPL Electric Utilities Corp	3.000	09/15/21	2,008
1,750,000		PPL Electric Utilities Corp	5.200	07/15/41	2,013
3,825,000		Progress Energy, Inc	7.050	03/15/19	4,731
2,000,000		Public Service Co of Colorado	7.875	10/01/12	2,072
4,625,000		Public Service Co of Colorado	3.200	11/15/20	4,795
8,800,000		Public Service Co of Oklahoma	5.150	12/01/19	9,882
2,640,000		Public Service Electric & Gas Co	5.300	05/01/18	3,124
5,000,000		Public Service Electric & Gas Co	3.500	08/15/20	5,291
2,940,000		QEP Resources, Inc	5.375	10/01/22	2,914
1,250,000		Questar Market Resources, Inc	6.875	03/01/21	1,381
2,000,000		Sabine Pass LNG LP	7.250	11/30/13	2,110
4,275,000		San Diego Gas & Electric Co	3.000	08/15/21	4,374
3,100,000		San Diego Gas & Electric Co	3.950	11/15/41	2,998
3,000,000		Sempra Energy	2.300	04/01/17	3,037
4,000,000		Sempra Energy	6.000	10/15/39	4,803
9,475,000		Southern California Edison Co	3.875	06/01/21	10,318
2,000,000		Spectra Energy Capital LLC	6.250	02/15/13	2,089
2,600,000		Veolia Environnement	5.250	06/03/13	2,710
4,500,000		Virginia Electric and Power Co	4.750	03/01/13	4,665
3,680,000		Virginia Electric and Power Co	2.950	01/15/22	3,643
3,000,000		Williams Partners LP	3.800	02/15/15	3,188
5,075,000		Williams Partners LP	4.000	11/15/21	5,128
6,200,000		Williams Partners LP	6.300	04/15/40	7,207

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 3,000,000		Wisconsin Electric Power Co	5.625%	05/15/33	$3,574
14,000,000	g	Wpd Investment Holdings Ltd	3.900	05/01/16	14,566
4,000,000		Xcel Energy, Inc	4.800	09/15/41	4,199

		TOTAL UTILITIES			395,327

		TOTAL CORPORATE BONDS			3,943,698

		(Cost $3,738,334)

GOVERNMENT BONDS - 64.0%

AGENCY SECURITIES - 6.4%
4,791,789		Cal Dive I- Title XI, Inc	4.930	02/01/27	5,362
35,000,000		Citigroup Funding, Inc	1.875	10/22/12	35,323
12,000,000		Citigroup Funding, Inc	2.250	12/10/12	12,167
26,000,000	g,j	FDIC Structured Sale Guarantee	0.000	10/25/12	25,972
9,750,000		Federal Farm Credit Bank (FFCB)	1.375	06/25/13	9,886
15,000,000		Federal Home Loan Bank (FHLB)	1.875	06/21/13	15,292
5,000,000		Federal Home Loan Mortgage Corp (FHLMC)	1.750	06/15/12	5,016
80,000,000		FHLMC	0.750	03/28/13	80,403
6,000,000		FHLMC	3.500	05/29/13	6,225
18,350,000		FHLMC	2.500	04/23/14	19,141
20,000,000		FHLMC	3.000	07/28/14	21,245
314,315		FHLMC	5.750	12/15/18	321
2,000,000		Federal National Mortgage Association (FNMA)	1.125	07/30/12	2,006
10,000,000		FNMA	3.625	02/12/13	10,291
20,500,000		FNMA	1.250	08/20/13	20,755
24,500,000		FNMA	2.750	02/05/14	25,589
76,000,000		FNMA	2.750	03/13/14	79,624
25,500,000		FNMA	2.500	05/15/14	26,640
23,500,000		FNMA	3.000	09/16/14	24,949
35,000,000		FNMA	2.625	11/20/14	36,914
20,571,937		AMAL Ltd	3.465	08/21/21	21,695
15,000,000		General Electric Capital Corp	2.125	12/21/12	15,205
7,000,000		General Electric Capital Corp	2.625	12/28/12	7,124
54,875,000		GMAC, Inc	1.750	10/30/12	55,361
21,800,000		GMAC, Inc	2.200	12/19/12	22,106
2,477,208		National Credit Union Administration	1.840	10/07/20	2,506
25,000,000	m	NCUA Guaranteed Notes	3.450	06/12/21	26,629
1,196,016		Overseas Private Investment Corp	3.420	01/15/15	1,233
19,941,655		Premier Aircraft Leasing	3.576	02/06/22	21,182
25,000,000		Private Export Funding Corp	3.550	04/15/13	25,832
10,000,000		Private Export Funding Corp	3.050	10/15/14	10,582
7,000,000		Private Export Funding Corp	4.550	05/15/15	7,866
15,000,000		Private Export Funding Corp	2.125	07/15/16	15,739
17,000,000		Private Export Funding Corp	5.450	09/15/17	20,416
10,000,000		Private Export Funding Corp	2.250	12/15/17	10,399
10,000,000		Private Export Funding Corp	4.375	03/15/19	11,642
35,000,000		Private Export Funding Corp	4.300	12/15/21	40,148
3,863,429		Rowan Cos, Inc	3.525	05/01/20	4,116
7,916,450		Rowan Cos, Inc	3.158	07/15/21	8,388
39,000,000		State Street Corp	2.150	04/30/12	39,066
3,362,500		Totem Ocean Trailer Express, Inc	4.514	12/18/19	3,622
9,500,000		US Central Federal Credit Union	1.900	10/19/12	9,588

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 3,000,000		US Department of Housing and Urban Development	5.380%	08/01/18	$3,485
18,400,000		Wells Fargo & Co	2.125	06/15/12	18,472
5,000,000		Western Corporate Federal Credit Union	1.750	11/02/12	5,045

		TOTAL AGENCY SECURITIES			870,568

FOREIGN GOVERNMENT BONDS - 5.5%
16,500,000	g	Bank of Montreal	2.850	06/09/15	17,390
27,700,000	g	Bank of Montreal	2.625	01/25/16	29,048
2,000,000	g	Barbados Government International Bond	7.000	08/04/22	2,020
4,210,000		Brazilian Government International Bond	5.875	01/15/19	5,035
9,124,000		Brazilian Government International Bond	4.875	01/22/21	10,328
825,000		Brazilian Government International Bond	7.125	01/20/37	1,132
4,500,000		Brazilian Government International Bond	5.625	01/07/41	5,186
10,680,000	g	Caisse Centrale Desjardins du Quebec	2.550	03/24/16	11,123
10,600,000	g	Caisse Centrale Desjardins du Quebec	1.600	03/06/17	10,502
12,200,000		Canada Government International Bond	2.375	09/10/14	12,758
25,275,000		Canada Government International Bond	0.875	02/14/17	24,969
6,000,000	g	Canadian Imperial Bank of Commerce	2.000	02/04/13	6,072
6,000,000	g	Canadian Imperial Bank of Commerce	2.600	07/02/15	6,274
12,500,000	g	Canadian Imperial Bank of Commerce	2.750	01/27/16	13,167
3,630,000		Chile Government International Bond	3.875	08/05/20	3,902
2,675,000		Colombia Government International Bond	4.375	07/12/21	2,909
4,500,000		Colombia Government International Bond	6.125	01/18/41	5,512
3,350,000	g	Croatia Government International Bond	6.375	03/24/21	3,216
2,350,000	g	Democratic Socialist Republic of Sri Lanka	7.400	01/22/15	2,485
2,000,000	g	Dominican Republic International Bond	7.500	05/06/21	2,060
5,208,000		Eksportfinans ASA	2.000	09/15/15	4,621
4,000,000	g	El Salvador Government International Bond	7.625	02/01/41	3,996
5,690,000	g	Eskom Holdings Ltd	5.750	01/26/21	5,975
3,500,000		European Investment Bank	4.875	02/15/36	3,785
15,350,000		Export Development Canada	2.250	05/28/15	16,119
1,900,000		Export-Import Bank of Korea	5.125	06/29/20	2,036
4,200,000		Export-Import Bank of Korea	4.375	09/15/21	4,235
3,000,000		Federative Republic of Brazil	6.000	01/17/17	3,555
2,866,667		Federative Republic of Brazil	8.000	01/15/18	3,421
2,000,000		Hungary Government International Bond	4.750	02/03/15	1,880
2,810,000		Hungary Government International Bond	6.375	03/29/21	2,571
2,310,000		Hungary Government International Bond	7.625	03/29/41	2,091
10,075,000		Israel Government International Bond	4.000	06/30/22	9,964
4,400,000		Italy Government International Bond	5.375	06/12/17	4,513
1,610,000		Italy Government International Bond	6.875	09/27/23	1,691
18,750,000		KFW	2.625	01/25/22	18,584
3,670,000	g	Korea Housing Finance Corp	3.500	12/15/16	3,738
5,000,000	g	Lithuania Government International Bond	5.125	09/14/17	5,200
3,060,000	g	Lithuania Government International Bond	6.625	02/01/22	3,389
1,000,000		Mexico Government International Bond	5.625	01/15/17	1,156
4,500,000		Mexico Government International Bond	3.625	03/15/22	4,601
2,900,000		Mexico Government International Bond	6.750	09/27/34	3,726
5,000,000		Mexico Government International Bond	6.050	01/11/40	6,025
4,000,000		Mexico Government International Bond	4.750	03/08/44	3,920
3,600,000	g	Namibia International Bonds	5.500	11/03/21	3,771
9,250,000	g	National Bank of Canada	1.650	01/30/14	9,411
10,000,000	g	Nederlandse Waterschapsbank NV	2.125	02/09/17	9,943

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 2,000,000		Panama Government International Bond	5.200%	01/30/20	$2,293
4,500,000		Panama Government International Bond	6.700	01/26/36	5,918
1,000,000		Peruvian Government International Bond	7.125	03/30/19	1,275
1,200,000		Peruvian Government International Bond	7.350	07/21/25	1,639
1,250,000		Peruvian Government International Bond	6.550	03/14/37	1,593
2,500,000		Philippine Government International Bond	5.500	03/30/26	2,847
2,000,000		Philippine Government International Bond	5.000	01/13/37	2,085
4,500,000		Poland Government International Bond	3.875	07/16/15	4,728
6,350,000		Poland Government International Bond	6.375	07/15/19	7,382
10,667,000		Poland Government International Bond	5.125	04/21/21	11,392
4,280,000		Poland Government International Bond	5.000	03/23/22	4,511
13,825,000		Province of British Columbia Canada	2.850	06/15/15	14,709
3,000,000		Province of Manitoba Canada	2.125	04/22/13	3,053
20,000,000		Province of Manitoba Canada	1.375	04/28/14	20,317
20,000,000		Province of New Brunswick Canada	2.750	06/15/18	21,043
12,000,000		Province of Nova Scotia Canada	2.375	07/21/15	12,547
27,400,000		Province of Ontario Canada	4.100	06/16/14	29,494
24,250,000		Province of Ontario Canada	2.950	02/05/15	25,708
35,525,000		Province of Ontario Canada	2.700	06/16/15	37,484
24,000,000		Province of Ontario Canada	2.300	05/10/16	24,855
10,000,000		Province of Ontario Canada	4.000	10/07/19	11,128
8,880,000		Province of Ontario Canada	4.400	04/14/20	10,161
2,250,000		Province of Quebec Canada	5.125	11/14/16	2,620
8,835,000		Province of Quebec Canada	4.625	05/14/18	10,261
22,500,000		Province of Quebec Canada	3.500	07/29/20	24,183
20,000,000		Province of Quebec Canada	2.750	08/25/21	20,077
6,000,000		Province of Quebec Canada	7.500	09/15/29	8,816
3,000,000		Qatar Government International Bond	5.250	01/20/20	3,308
2,500,000	g	Qatar Government International Bond	4.500	01/20/22	2,610
920,000	g	Republic of Ghana	8.500	10/04/17	1,053
2,700,000		Republic of Hungary	6.250	01/29/20	2,463
4,230,000	g	Republic of Indonesia	4.875	05/05/21	4,584
2,500,000	g	Republic of Indonesia	5.250	01/17/42	2,622
1,850,000	g	Republic of Latvia	5.250	02/22/17	1,906
3,466,667		Republic of Serbia	6.750	11/01/24	3,441
4,500,000		Republic of Turkey	7.500	07/14/17	5,186
4,200,000	g	Romanian Government International Bond	6.750	02/07/22	4,389
7,000,000	g	Russian Foreign Bond - Eurobond	3.625	04/29/15	7,280
3,900,000	g	Russian Foreign Bond - Eurobond	3.250	04/04/17	3,902
3,375,000	g	Russian Foreign Bond - Eurobond	5.000	04/29/20	3,597
2,230,000	g	Russian Foreign Bond - Eurobond	4.500	04/04/22	2,223
3,670,000	g	Russian Foreign Bond - Eurobond	5.625	04/04/42	3,641
4,502,000		South Africa Government International Bond	6.875	05/27/19	5,419
3,500,000		South Africa Government International Bond	5.500	03/09/20	3,903
4,500,000		South Africa Government International Bond	4.665	01/17/24	4,601
1,600,000		South Africa Government International Bond	6.250	03/08/41	1,872
3,700,000	g	Sri Lanka Government International Bond	6.250	10/04/20	3,681
1,630,000	g	Sri Lanka Government International Bond	6.250	07/27/21	1,622
7,680,000		Svensk Exportkredit AB	5.125	03/01/17	8,728
4,450,000		Turkey Government International Bond	5.125	03/25/22	4,417
2,180,000		United Mexican States	5.875	02/17/14	2,367
3,500,000		United Mexican States	5.950	03/19/19	4,197
500,000		United Mexican States	5.125	01/15/20	574

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 4,500,000		Uruguay Government International Bond	6.875%	09/28/25	$5,805

		TOTAL FOREIGN GOVERNMENT BONDS			740,515

MORTGAGE BACKED - 31.7%
22,352,856		Federal Home Loan Mortgage Corp (FHLMC) (Interest Only)	4.000	06/15/34	2,306
3,919,487	i	FHLMC	2.380	02/01/36	4,129
5,642,333	i	FHLMC	2.571	07/01/36	5,992
3,168,445	i	FHLMC	2.483	09/01/36	3,386
2,871,600	i	FHLMC	2.540	09/01/36	3,091
3,434,595	i	FHLMC	2.602	09/01/36	3,598
3,725,981	i	FHLMC	2.645	09/01/36	3,944
5,554,566	i	FHLMC	5.729	02/01/37	5,990
8,226,322	i	FHLMC	2.887	03/01/37	8,788
5,992,153	i	FHLMC	5.969	04/01/37	6,517
344,449	i	FHLMC	5.748	05/01/37	372
4,692,939	i	FHLMC	5.573	06/01/37	4,967
4,985,555	i	FHLMC	5.221	08/01/37	5,333
3,776,331	i	FHLMC	5.072	09/01/37	4,042
17,036,953		FHLMC	5.500	08/01/39	18,760
59,158		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	07/01/13	61
562,317		FGLMC	6.500	12/01/16	612
4,177,643		FGLMC	5.000	09/01/18	4,509
2,135,352		FGLMC	4.500	10/01/18	2,332
1,357,836		FGLMC	4.500	11/01/18	1,483
1,416,410		FGLMC	5.500	01/01/19	1,547
543,603		FGLMC	4.000	06/01/19	580
2,219,393		FGLMC	4.500	01/01/20	2,381
1,872,482		FGLMC	4.500	07/01/20	2,037
1,217,229		FGLMC	4.500	08/01/20	1,306
206,265		FGLMC	7.000	10/01/20	242
5,657,808		FGLMC	4.500	06/01/21	6,066
16,504,332		FGLMC	4.500	06/01/21	17,695
2,103,303		FGLMC	5.000	04/01/23	2,261
37,882		FGLMC	7.000	05/01/23	43
445,108		FGLMC	6.000	10/01/23	493
404,849		FGLMC	6.000	11/01/23	449
8,106,854		FGLMC	4.000	07/01/24	8,565
2,700,893		FGLMC	4.500	09/01/24	2,883
33,000,000	h	FGLMC	5.000	04/15/27	35,454
95,803		FGLMC	8.000	01/01/31	115
83,677		FGLMC	7.000	12/01/31	97
140,089		FGLMC	7.000	12/01/31	163
166,309		FGLMC	7.000	12/01/31	193
6,440		FGLMC	7.000	01/01/32	7
354,461		FGLMC	8.000	02/01/32	430
3,913,990		FGLMC	4.500	07/01/33	4,161
2,076,463		FGLMC	5.500	11/01/33	2,312
9,389,489		FGLMC	5.500	12/01/33	10,284
3,508,783		FGLMC	5.500	12/01/33	3,876
15,586,792		FGLMC	7.000	12/01/33	18,184
29,304,921	d	FGLMC	5.000	01/01/34	31,637
6,728,636		FGLMC	5.000	05/01/34	7,264
4,040,130		FGLMC	6.000	09/01/34	4,502

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 12,319,933		FGLMC	4.500%	10/01/34	$13,098
1,024,400		FGLMC	5.500	12/01/34	1,124
5,343,616		FGLMC	4.500	04/01/35	5,679
1,636,464		FGLMC	6.000	05/01/35	1,825
1,258,505		FGLMC	6.000	05/01/35	1,406
2,484,340		FGLMC	6.000	05/01/35	2,766
4,050,246		FGLMC	6.000	05/01/35	4,509
1,893,199		FGLMC	6.000	05/01/35	2,112
2,039,093		FGLMC	6.000	05/01/35	2,277
6,273,393		FGLMC	7.000	05/01/35	7,319
3,052,566		FGLMC	5.500	06/01/35	3,340
12,731,066		FGLMC	5.500	06/01/35	13,936
1,121,698		FGLMC	5.500	06/01/35	1,227
1,381,893		FGLMC	5.500	06/01/35	1,512
2,641,895		FGLMC	6.000	06/01/35	2,947
8,550,766		FGLMC	4.500	08/01/35	9,083
1,263,857		FGLMC	5.000	10/01/35	1,363
436,661		FGLMC	6.500	11/01/35	495
900,046		FGLMC	6.000	01/01/36	995
2,275,001		FGLMC	5.000	02/01/36	2,454
984,341		FGLMC	5.500	04/01/36	1,080
484,082		FGLMC	6.500	05/01/36	543
5,876,023		FGLMC	6.500	10/01/36	6,593
10,887,783		FGLMC	5.500	04/01/37	11,851
16,094,882		FGLMC	5.500	05/01/37	17,518
6,792,449		FGLMC	6.000	08/01/37	7,548
2,698,301		FGLMC	6.000	09/01/37	2,999
4,079,761		FGLMC	6.500	11/01/37	4,577
11,625,617		FGLMC	5.000	04/01/38	12,729
8,147,428		FGLMC	6.000	11/01/38	8,996
9,786,487		FGLMC	4.500	05/01/39	10,383
14,040,192		FGLMC	4.000	06/01/39	14,694
7,292,816		FGLMC	5.000	07/01/39	7,855
10,897,638		FGLMC	6.000	07/01/39	12,185
85,000,000	h	FGLMC	5.000	04/15/42	91,504
21,813,045		FGLMC	4.500	11/01/40	23,763
24,413,146		FGLMC	4.500	12/01/40	26,481
143,000,000	h	FGLMC	4.500	04/15/42	151,625
33,000,000	h	FGLMC	4.000	04/15/42	34,500
36,012		Federal National Mortgage Association (FNMA)	5.000	06/01/13	38
2,571,504		FNMA	4.440	07/01/13	2,637
3,256,275		FNMA	4.754	10/01/13	3,265
1,315,531		FNMA	4.777	02/01/14	1,375
5,107,044		FNMA	4.440	04/01/14	5,362
1,462,817		FNMA	4.563	01/01/15	1,554
165,114		FNMA	7.500	02/01/15	176
366,142		FNMA	7.500	04/01/15	391
465,827		FNMA	7.500	04/01/15	497
36,090		FNMA	6.500	03/01/16	40
14,496		FNMA	6.500	04/01/16	16
258,444		FNMA	6.500	10/01/16	285
239,366		FNMA	6.500	11/01/16	264
2,386,384		FNMA	5.000	12/01/17	2,590

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 704,242		FNMA	6.500%	02/01/18	$779
1,891,009		FNMA	5.500	03/01/18	2,067
385,136		FNMA	5.500	04/01/18	423
4,500,698		FNMA	5.500	04/01/18	4,919
631,255		FNMA	6.500	04/01/18	698
155,305		FNMA	5.500	05/01/18	171
7,675,760		FNMA	4.500	12/01/18	8,407
210,408		FNMA	6.000	01/01/19	232
53,149		FNMA	6.000	02/01/19	59
4,475,668		FNMA	5.000	04/01/19	4,859
2,110,363		FNMA	4.500	06/01/19	2,268
3,005,305		FNMA	5.000	03/01/20	3,262
1,851,586		FNMA	5.500	07/01/20	2,036
1,039,318		FNMA	4.500	11/01/20	1,117
2,927,518		FNMA	5.000	12/01/20	3,180
4,729,268		FNMA	5.000	03/01/21	5,133
2,793,307		FNMA	5.500	08/01/21	3,046
2,333,933		FNMA	4.500	03/01/23	2,501
95,351		FNMA	8.000	03/01/23	109
22,000,000	h	FNMA	4.500	04/25/27	23,547
4,284,164		FNMA	4.500	06/01/23	4,591
5,427,184		FNMA	5.000	07/01/23	5,871
4,290,444		FNMA	5.000	07/01/23	4,641
2,472,467		FNMA	5.000	12/01/23	2,711
736,419		FNMA	5.500	02/01/24	810
6,191,372		FNMA	4.000	05/01/24	6,564
1,474,782		FNMA	5.500	07/01/24	1,622
236,682		FNMA	8.000	07/01/24	280
2,730,966		FNMA	4.500	08/01/24	2,925
1,951,984		FNMA	5.500	08/01/24	2,146
13,189,233		FNMA	4.000	09/01/24	13,982
22,000,000	h	FNMA	4.000	04/25/27	23,310
6,497,016		FNMA	5.000	10/01/25	7,107
53,696		FNMA	9.000	11/01/25	65
37,000,000	h	FNMA	3.000	04/25/27	38,301
3,754,703		FNMA	6.500	07/01/32	4,276
251,664		FNMA	7.000	07/01/32	292
240,748		FNMA	7.000	07/01/32	279
4,689,669		FNMA	5.500	01/01/33	5,154
3,201,421		FNMA	6.000	01/01/33	3,543
659,538		FNMA	5.000	02/01/33	714
5,493,378		FNMA	4.500	03/25/33	5,814
2,482,995		FNMA	4.500	08/01/33	2,647
3,146,307		FNMA	5.000	08/01/33	3,407
4,580,268		FNMA	4.500	10/01/33	4,882
712,683		FNMA	5.000	10/01/33	772
1,425,092		FNMA	5.000	10/01/33	1,543
2,896,608		FNMA	5.000	10/01/33	3,136
5,433,792		FNMA	5.000	11/01/33	6,040
498,751		FNMA	5.000	11/01/33	554
21,478,802		FNMA	5.000	11/01/33	23,256
4,957,444		FNMA	5.000	11/01/33	5,368
491,138		FNMA	5.500	12/01/33	540

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 1,511,398		FNMA	5.500%	12/01/33	$1,661
4,550,383		FNMA	5.500	12/01/33	5,076
7,654,824		FNMA	5.000	03/01/34	8,288
1,163,213		FNMA	5.000	03/01/34	1,259
1,015,685		FNMA	5.000	03/01/34	1,100
2,951,555		FNMA	5.000	03/01/34	3,196
905,792		FNMA	5.000	03/01/34	981
4,144,209		FNMA	5.500	03/01/34	4,587
7,831,421		FNMA	5.000	04/01/34	8,476
28,555,647		FNMA	5.000	08/01/34	30,962
4,709,388		FNMA	6.000	08/01/34	5,261
1,580,856		FNMA	5.500	09/01/34	1,750
2,060,268		FNMA	5.500	09/01/34	2,277
1,736,680		FNMA	5.500	10/01/34	1,922
1,400,944		FNMA	5.500	10/01/34	1,550
1,687,882		FNMA	6.000	12/01/34	1,885
2,868,071		FNMA	5.500	01/01/35	3,152
31,313,423		FNMA	5.500	02/01/35	34,412
2,529,484		FNMA	5.500	04/01/35	2,800
3,062,495		FNMA	6.000	04/01/35	3,406
7,561,159		FNMA	4.500	05/01/35	8,060
11,407,095		FNMA	5.500	05/01/35	12,486
4,003,816		FNMA	6.000	05/01/35	4,447
1,829,724		FNMA	5.500	06/01/35	2,008
608,731		FNMA	5.500	06/01/35	674
556,316		FNMA	5.500	06/01/35	609
1,458,796		FNMA	5.500	06/01/35	1,599
3,165,211		FNMA	5.500	06/01/35	3,465
111,995		FNMA	7.500	06/01/35	124
1,386,967		FNMA	5.500	07/01/35	1,518
1,975,480		FNMA	6.000	07/01/35	2,187
4,336,272		FNMA	4.500	08/01/35	4,618
6,674,632		FNMA	5.000	08/01/35	7,217
7,094,177		FNMA	5.500	09/01/35	7,852
6,827,065		FNMA	5.000	10/01/35	7,382
3,487,886		FNMA	5.500	11/01/35	3,818
3,949,408	i	FNMA	2.700	02/01/36	4,223
6,723,492		FNMA	5.000	02/01/36	7,270
13,805,648		FNMA	6.000	03/01/36	15,251
1,865,324		FNMA	5.000	04/01/36	2,016
1,663,627	i	FNMA	2.385	07/01/36	1,759
2,989,260		FNMA	6.500	09/01/36	3,372
4,892,503		FNMA	6.000	12/01/36	5,405
180,873		FNMA	6.500	03/01/37	203
5,164,203		FNMA	6.500	03/01/37	5,825
3,648,746		FNMA	7.000	04/01/37	4,182
2,147,321		FNMA	6.500	08/01/37	2,424
6,169,368		FNMA	6.500	08/01/37	6,959
2,401,680		FNMA	6.000	09/01/37	2,694
3,232,394		FNMA	6.000	09/01/37	3,626
3,798,299		FNMA	6.000	09/01/37	4,261
4,398,730		FNMA	6.000	09/01/37	4,935
4,903,870		FNMA	6.500	09/01/37	5,509

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 569,192		FNMA	6.500%	09/01/37	$640
2,541,330		FNMA	6.500	09/01/37	2,855
5,639,389		FNMA	6.500	09/01/37	6,335
5,298,436		FNMA	6.500	09/01/37	5,977
8,559,892	i	FNMA	5.904	10/01/37	9,165
1,924,778		FNMA	7.000	11/01/37	2,206
465,452		FNMA	6.500	01/01/38	523
89,023		FNMA	6.500	02/01/38	101
755,859		FNMA	6.500	03/01/38	847
366,534		FNMA	6.500	03/01/38	411
2,808,936		FNMA	6.500	03/01/38	3,149
2,720,958		FNMA	5.000	04/01/38	2,941
309,000,000	h	FNMA	5.500	04/25/42	336,665
266,000,000	h	FNMA	6.000	04/25/42	293,057
25,000,000	h	FNMA	6.500	04/25/42	28,000
5,909,855		FNMA	5.000	05/01/38	6,389
11,165,345		FNMA	6.000	07/01/38	12,313
4,591,370	i	FNMA	4.917	10/01/38	4,919
20,617,212		FNMA	6.000	10/01/38	22,736
7,361,842		FNMA	4.500	01/01/39	7,832
4,761,985		FNMA	5.500	01/01/39	5,193
4,294,162		FNMA	6.000	01/01/39	4,736
5,993,569		FNMA	6.000	01/01/39	6,610
8,382,064		FNMA	4.500	02/01/39	8,918
13,542,137		FNMA	4.500	02/01/39	14,408
4,543,338		FNMA	5.500	02/01/39	4,955
8,973,713		FNMA	4.000	04/01/39	9,523
9,155,709		FNMA	4.500	05/01/39	9,741
10,332,016		FNMA	4.500	08/01/39	10,992
31,000,000		FNMA	4.000	02/25/40	33,075
447,000,000	h	FNMA	4.000	04/25/42	468,652
220,000,000	h	FNMA	4.500	04/25/42	233,991
225,000,000	h	FNMA	5.000	04/25/42	243,035
36,738,835		FNMA	4.500	09/01/40	39,133
66,796,043		FNMA	4.500	09/01/40	71,150
16,823,326		FNMA	4.000	11/01/40	17,650
29,921,563		FNMA	4.500	11/01/40	32,124
26,416,646		FNMA	4.000	02/01/41	27,715
203,000,000	h	FNMA	3.500	05/25/42	207,853
16,899		Government National Mortgage Association (GNMA)	9.000	06/15/16	19
3,731		GNMA	9.000	09/15/16	4
6,826		GNMA	9.000	09/15/16	8
10,612		GNMA	9.000	11/15/16	11
7,494		GNMA	9.000	12/15/16	8
3,308		GNMA	9.000	12/15/16	3
67,114		GNMA	9.500	12/15/16	75
32,616		GNMA	8.000	06/15/24	39
56,465		GNMA	8.500	11/20/30	69
66,007		GNMA	8.500	12/20/30	81
2,512,739		GNMA	5.500	07/15/33	2,825
1,223,411		GNMA	5.500	11/20/33	1,369
4,599,147		GNMA	5.500	03/20/35	5,141
2,607,804		GNMA	5.500	12/20/35	2,907

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 1,656,551		GNMA	6.000%	10/20/36	$1,870
1,744,450		GNMA	6.000	01/20/37	1,970
4,835,277		GNMA	6.000	02/20/37	5,459
4,694,542		GNMA	6.000	12/15/37	5,300
102,000,000	h	GNMA	5.000	04/15/42	112,646
6,124,485		GNMA	5.000	04/15/38	6,771
48,000,000	h	GNMA	5.500	04/15/42	53,640
7,999,080		GNMA	5.500	07/15/38	8,949
7,519,908		GNMA	5.500	07/20/38	8,366
2,403,806		GNMA	6.000	08/15/38	2,714
2,449,319		GNMA	6.000	08/20/38	2,758
3,254,568		GNMA	6.500	11/20/38	3,728
11,181,499		GNMA	4.500	03/15/39	12,200
11,100,835		GNMA	4.500	05/15/39	12,112
5,530,293		GNMA	5.000	06/15/39	6,151
6,096,490		GNMA	5.000	06/15/39	6,781
13,649,977		GNMA	4.500	07/20/39	14,857
4,187,398		GNMA	5.000	07/20/39	4,617
4,924,997		GNMA	4.000	08/15/39	5,296
1,698,722		GNMA	4.000	11/20/39	1,810
86,000,000	h	GNMA	4.500	04/15/42	93,565
124,000,000	h	GNMA	4.000	04/15/42	133,067
40,000,000	h	GNMA	6.000	04/15/42	45,137
121,000,000	h	GNMA	4.500	04/20/42	131,606
50,000,000	h	GNMA	5.000	04/20/42	55,062
19,000,000	h	GNMA	3.500	04/15/42	19,799
7,865,193		GNMA	6.500	01/15/44	8,605

		TOTAL MORTGAGE BACKED			4,302,665

MUNICIPAL BONDS - 0.9%
2,000,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	2,174
15,000,000	h	City of New York NY	2.450	04/01/19	15,091
10,000,000	h	City of New York NY	2.650	04/01/20	10,062
13,000,000		Grant County Public Utility District No 2	5.630	01/01/27	15,076
9,000,000		State of California	5.450	04/01/15	10,006
11,370,000		State of California	5.950	04/01/16	13,028
16,100,000		State of California	7.625	03/01/40	20,970
15,250,000		State of Illinois	6.725	04/01/35	16,851
15,000,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	15,967

		TOTAL MUNICIPAL BONDS			119,225

U.S. TREASURY SECURITIES - 19.5%
22,000,000		United States Treasury Bond	6.375	08/15/27	31,738
49,175,000		United States Treasury Bond	5.250	02/15/29	64,388
157,611,000		United States Treasury Bond	5.375	02/15/31	211,987
677,000		United States Treasury Bond	4.500	02/15/36	826
111,855,000		United States Treasury Bond	3.500	02/15/39	116,207
44,135,000		United States Treasury Bond	4.375	05/15/41	53,059
31,834,000		United States Treasury Bond	3.750	08/15/41	34,416
90,592,000		United States Treasury Bond	3.125	11/15/41	86,898
35,000,000		United States Treasury Bond	3.125	02/15/42	33,551
20,534,800	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/16	21,690
16,650,000		United States Treasury Note	1.875	06/15/12	16,709

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 5,410,000		United States Treasury Note	0.625%	06/30/12	$5,417
30,000,000	d	United States Treasury Note	0.625	07/31/12	30,049
6,477,000		United States Treasury Note	1.375	10/15/12	6,519
102,500,000	d	United States Treasury Note	1.375	11/15/12	103,257
24,690,000		United States Treasury Note	0.625	01/31/13	24,776
30,940,000		United States Treasury Note	1.125	06/15/13	31,260
1,575,000		United States Treasury Note	0.125	08/31/13	1,571
25,195,000		United States Treasury Note	3.125	08/31/13	26,200
81,829,000		United States Treasury Note	3.125	09/30/13	85,278
3,835,000		United States Treasury Note	0.500	10/15/13	3,846
2,230,000		United States Treasury Note	0.250	10/31/13	2,228
62,337,000		United States Treasury Note	2.750	10/31/13	64,721
68,179,000		United States Treasury Note	2.000	11/30/13	70,073
45,365,000		United States Treasury Note	0.125	12/31/13	45,209
5,575,000		United States Treasury Note	0.250	01/31/14	5,567
15,000,000		United States Treasury Note	0.250	02/28/14	14,978
41,116,500		United States Treasury Note	0.250	02/15/15	40,821
320,000,000		United States Treasury Note	0.375	03/15/15	318,775
19,897,000		United States Treasury Note	2.500	04/30/15	21,072
79,421,000		United States Treasury Note	2.125	05/31/15	83,249
12,717,000		United States Treasury Note	1.875	06/30/15	13,237
15,952,000		United States Treasury Note	1.750	07/31/15	16,541
18,485,000		United States Treasury Note	1.250	10/31/15	18,853
9,800,000		United States Treasury Note	2.375	03/31/16	10,409
8,000,000		United States Treasury Note	1.500	06/30/16	8,212
68,903,000		United States Treasury Note	1.000	10/31/16	69,075
10,000,000		United States Treasury Note	3.125	10/31/16	10,970
60,480,000		United States Treasury Note	0.875	11/30/16	60,225
300		United States Treasury Note	0.875	01/31/17	0	^
70,180,700		United States Treasury Note	0.875	02/28/17	69,687
20,000,000		United States Treasury Note	2.625	01/31/18	21,506
92,420,000		United States Treasury Note	2.375	05/31/18	97,821
125,000,000		United States Treasury Note	2.250	07/31/18	131,191
53,365,000		United States Treasury Note	1.750	10/31/18	54,211
29,000,000		United States Treasury Note	1.375	11/30/18	28,726
5,625,000		United States Treasury Note	1.375	02/28/19	5,545
319,500		United States Treasury Note	2.625	11/15/20	336
245,872,000		United States Treasury Note	8.000	11/15/21	373,476
6,772,600		United States Treasury Note	2.000	02/15/22	6,642

		TOTAL U.S. TREASURY SECURITIES			2,652,998

		TOTAL GOVERNMENT BONDS			8,685,971

		(Cost $8,379,356)

STRUCTURED ASSETS - 5.0%

ASSET BACKED - 1.8%
85,000,000		AEP Texas Central Transition Funding LLC	1.976	06/01/21	84,349
		Series - 2012 1 (Class A2)
4,950,000		AmeriCredit Automobile Receivables Trust	3.340	04/08/16	5,117
		Series - 2010 3 (Class C)
5,350,000		AmeriCredit Automobile Receivables Trust	2.850	08/08/16	5,481
		Series - 2011 1 (Class C)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 74,236	g	Asset Backed Funding Corp NIM Trust	5.900%	07/26/35	$0	^
		Series - 2006 WMC1 (Class N1)
1,450,000	g	Avis Budget Rental Car Funding AESOP LLC	3.150	03/20/17	1,495
		Series - 2010 5A (Class A)
5,995,003	i	Bear Stearns Asset Backed Securities Trust	0.612	11/25/39	5,376
		Series - 2005 SD3 (Class 2A1)
7,686,150	i	BNC Mortgage Loan Trust	0.342	05/25/37	6,955
		Series - 0 2 (Class A2)
2,360,274	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	1,267
		Series - 2004 2 (Class 1M1)
1,180,137	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	400
		Series - 2004 2 (Class 1M2)
927,250	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	203
		Series - 2004 2 (Class 1B)
2,606,277		CIT Group Home Equity Loan Trust	6.200	02/25/30	2,599
		Series - 2002 1 (Class AF6)
682,305		CIT Group Home Equity Loan Trust	6.390	12/25/30	101
		Series - 2002 2 (Class MF2)
1,616		CIT Group Home Equity Loan Trust	6.830	06/25/33	0	^
		Series - 2002 2 (Class BF)
3,901,904		Citicorp Mortgage Securities, Inc	5.706	07/25/36	3,921
		Series - 2006 1 (Class A3)
919,039	i	Countrywide Asset-Backed Certificates	0.652	05/25/36	878
		Series - 2004 AB2 (Class A3)
3,583,729	i	Countrywide Asset-Backed Certificates	5.683	10/25/46	3,590
		Series - 2006 15 (Class A2)
2,985,416	g	Credit-Based Asset Servicing and Securitization LLC	6.159	12/25/36	2,862
		Series - 2007 MX1 (Class A1)
5,525,000	g,i	DB/UBS Mortgage Trust	5.557	11/10/46	5,751
		Series - 2011 LC1A (Class C)
11,602,166	g	Flagstar Home Equity Loan Trust	5.781	01/25/35	11,024
		Series - 2007 1A (Class AF3)
2,725,000		Ford Credit Auto Owner Trust	3.210	07/15/17	2,809
		Series - 2011 A (Class D)
146,437		GMAC Commercial Mortgage Securities, Inc	5.590	10/25/29	146
		Series - 2006 HLTV (Class A3)
2,600,000		GMAC Commercial Mortgage Securities, Inc	5.810	10/25/29	2,138
		Series - 2006 HLTV (Class A4)
20,079,360		Lehman XS Trust	6.500	06/25/46	11,167
		Series - 2006 13 (Class 2A1)
16,720,463	i	Lehman XS Trust	0.402	08/25/46	13,091
		Series - 2006 GP4 (Class 3A2A)
2,378,609	i	Long Beach Mortgage Loan Trust	0.742	02/25/35	2,346
		Series - 2005 1 (Class M1)
407,335	i	Morgan Stanley ABS Capital I	0.282	01/25/37	403
		Series - 2007 HE2 (Class A2A)
2,886,016	i	Park Place Securities, Inc	1.187	09/25/34	2,580
		Series - 2004 WHQ1 (Class M1)
41,583	i	Renaissance Home Equity Loan Trust	0.682	08/25/33	34
		Series - 2003 2 (Class A)
8,025,000		Renaissance Home Equity Loan Trust	5.586	11/25/36	3,972
		Series - 2006 3 (Class AF3)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 417,149	i	Residential Asset Securities Corp	6.489%	10/25/30	$382
		Series - 2001 KS2 (Class AI6)
2,521,650	i	Residential Asset Securities Corp	0.672	04/25/35	2,373
		Series - 2005 KS3 (Class M3)
13,080,087		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	11,214
		Series - 2006 HI5 (Class A3)
3,334,993		Residential Funding Mortgage Securities II, Inc	5.450	08/25/34	3,023
		Series - 2005 HI1 (Class A5)
4,393,793		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	4,187
		Series - 2006 HI3 (Class A3)
2,500,000		Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	2,325
		Series - 2006 HI1 (Class M1)
350,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	294
		Series - 2006 HI1 (Class M2)
1,485,873	i	Securitized Asset Backed Receivables LLC Trust	0.392	03/25/36	1,448
		Series - 2006 NC2 (Class A2)
6,000,000	g	SLM Student Loan Trust	4.370	04/17/28	6,223
		Series - 2011 A (Class A2)
2,000,000	g	SLM Student Loan Trust	3.740	02/15/29	2,019
		Series - 2011 B (Class A2)
2,925,439	i	Soundview Home Equity Loan Trust	0.352	10/25/36	2,889
		Series - 2006 EQ1 (Class A2)
1,573,872	i	Structured Asset Investment Loan Trust	0.642	05/25/35	1,505
		Series - 2005 4 (Class M1)
7,196,468	i	Structured Asset Investment Loan Trust	0.522	12/25/35	7,060
		Series - 2005 10 (Class A5)
8,585,000	g	Vornado DP LLC	5.280	09/13/28	9,196
		Series - 2010 VNO (Class C)
1,202,048	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	1,094
		Series - 2006 N1 (Class N1)
2,521,101	g,i	Wachovia Loan Trust	0.602	05/25/35	1,958
		Series - 2005 SD1 (Class A)
2,632,767	i	Wells Fargo Home Equity Trust	0.382	07/25/36	2,374
		Series - 2006 2 (Class A3)
540,000		World Financial Network Credit Card Master Trust	5.200	04/15/19	581
		Series - 2010 A (Class M)
5,000,000		World Financial Network Credit Card Master Trust	6.750	04/15/19	5,502
		Series - 2010 A (Class B)

		TOTAL ASSET BACKED			245,702

OTHER MORTGAGE BACKED - 3.2%
5,915,000		Banc of America Commercial Mortgage, Inc	5.675	07/10/46	6,286
		Series - 2006 4 (Class AM)
9,773,000	i	Banc of America Commercial Mortgage, Inc	5.664	04/10/49	10,754
		Series - 2007 2 (Class A4)
2,040,000	g,i	Banc of America Large Loan, Inc	0.552	03/15/22	1,999
		Series - 2005 MIB1 (Class C)
282,559		Bank of America Alternative Loan Trust	5.500	09/25/19	283
		Series - 2004 8 (Class 3A1)
4,850,282		Bear Stearns Asset Backed Securities Trust	5.250	04/25/35	4,496
		Series - 2005 AC2 (Class 1A)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 3,570,153		Bear Stearns Commercial Mortgage Securities	5.201%	12/11/38	$4,014
		Series - 2006 PW14 (Class A4)
6,800,000	i	Bear Stearns Commercial Mortgage Securities	5.582	09/11/41	7,242
		Series - 2006 PW13 (Class AM)
6,375,000	i	Bear Stearns Commercial Mortgage Securities	5.568	10/12/41	6,825
		Series - 2006 T24 (Class AM)
10,445,000	i	Bear Stearns Commercial Mortgage Securities	4.750	02/13/46	11,232
		Series - 2004 T16 (Class A6)
1,290,000	i	Bear Stearns Commercial Mortgage Securities	5.694	06/11/50	1,469
		Series - 2007 PW17 (Class A4)
2,695,000		Bear Stearns Commercial Mortgage Securities	5.700	06/11/50	3,075
		Series - 2007 PW18 (Class A4)
2,000,000		Citicorp Mortgage Securities, Inc	5.750	11/25/36	2,012
		Series - 2006 6 (Class A2)
3,018,341		Citicorp Mortgage Securities, Inc	6.000	05/25/37	3,042
		Series - 2007 4 (Class 1A7)
1,633,321	g,i	Citigroup Commercial Mortgage Trust	0.382	04/15/22	1,549
		Series - 2007 FL3A (Class A2)
5,625,000	g	Commercial Mortgage Pass Through Certificates	2.555	12/10/24	5,654
		Series - 2011 STRT (Class A)
12,374,000	g	Commercial Mortgage Pass Through Certificates	2.365	02/10/29	12,460
		Series - 2012 9W57 (Class A)
9,330,000	i	Commercial Mortgage Pass Through Certificates	5.650	12/10/49	9,620
		Series - 2007 C9 (Class AM)
5,577,518		Countrywide Alternative Loan Trust	5.500	08/25/16	5,721
		Series - 2004 30CB (Class 1A15)
4,646,963		Countrywide Home Loan Mortgage Pass Through Trust	5.250	02/25/16	4,632
		Series - 2005 6 (Class 1A10)
2,439,686		Countrywide Home Loan Mortgage Pass Through Trust	5.250	05/25/35	2,392
		Series - 2005 12 (Class 1A5)
1,167,332		Countrywide Home Loan Mortgage Pass Through Trust	5.500	09/25/35	1,174
		Series - 2005 J3 (Class 1A1)
4,470,465	g,i	Credit Suisse Mortgage Capital Certificates	0.422	04/15/22	4,026
		Series - 2007 TF2A (Class A1)
11,500,000	g	Credit Suisse Mortgage Capital Certificates	5.626	05/15/23	12,755
		Series - 2006 OMA (Class D)
14,450,000	g	Credit Suisse Mortgage Capital Certificates	5.383	02/15/40	14,226
		Series - 2009 RR1 (Class A3C)
3,700,000		CS First Boston Mortgage Securities Corp	4.052	05/15/38	3,779
		Series - 2003 C3 (Class B)
3,591,599	g	DBUBS Mortgage Trust	3.742	11/10/46	3,818
		Series - 2011 LC1A (Class A1)
4,952,028	i	GMAC Mortgage Corp Loan Trust	4.566	10/19/33	5,113
		Series - 2003 AR1 (Class A5)
18,304,000	i	Greenwich Capital Commercial Funding Corp	5.883	07/10/38	19,054
		Series - 2006 GG7 (Class AM)
19,762,248		Greenwich Capital Commercial Funding Corp	5.736	12/10/49	21,815
		Series - 2007 GG11 (Class A4)
8,762,000	g	GS Mortgage Securities Corp II	5.148	08/10/43	9,399
		Series - 2010 C1 (Class B)
4,670,000	g,i	GS Mortgage Securities Corp II	5.229	12/10/43	4,645
		Series - 2010 C2 (Class C)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 5,910,000	g,i	GS Mortgage Securities Corp II	5.229%	12/10/43	$6,339
		Series - 2010 C2 (Class B)
1,280,000	g,i	HVB Mortgage Capital Corp	2.292	09/10/22	1,237
		Series - 2003 FL1A (Class J)
3,540,721	i	Irwin Home Equity Corp	0.622	02/25/34	2,847
		Series - 2005 A (Class A3)
1,013,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	0.422	02/15/20	991
		Series - 2006 FL1A (Class A2)
2,193,104	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	7.675	10/12/37	2,234
		Series - 2002 CIB5 (Class S1)
800,691	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	8.369	10/12/37	813
		Series - 2002 CIB5 (Class S2)
11,025,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	05/15/45	11,809
		Series - 2006 LDP8 (Class AM)
6,455,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.252	07/15/46	6,484
		Series - 2011 C4 (Class C)
4,695,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.336	05/15/47	5,142
		Series - 2006 LDP9 (Class A3)
1,400,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.816	06/15/49	1,534
		Series - 2007 LD11 (Class A4)
1,798,953	i	JP Morgan Mortgage Trust	4.298	04/25/35	1,803
		Series - 2005 A2 (Class 5A1)
7,500,000	i	LB-UBS Commercial Mortgage Trust	5.150	04/15/30	8,249
		Series - 2005 C2 (Class A5)
5,425,000		LB-UBS Commercial Mortgage Trust	5.430	02/15/40	5,998
		Series - 2007 C2 (Class A3)
20,307,000		LB-UBS Commercial Mortgage Trust	5.455	02/15/40	20,975
		Series - 2007 C1 (Class AM)
2,594,000	i	LB-UBS Commercial Mortgage Trust	5.858	07/15/40	2,934
		Series - 2007 C6 (Class A4)
2,285,983		MASTER Asset Securitization Trust	5.000	05/25/35	2,305
		Series - 2005 1 (Class 2A5)
3,729,128	i	Merrill Lynch Mortgage Trust	5.107	07/12/38	3,945
		Series - 2005 CIP1 (Class AM)
4,700,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.428	02/12/39	5,272
		Series - 2006 1 (Class A4)
12,565,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.172	12/12/49	13,856
		Series - 2006 4 (Class A3)
13,200,000	i	Morgan Stanley Capital I	5.447	02/12/44	14,764
		Series - 2007 HQ11 (Class A4)
6,710,000		Morgan Stanley Capital I	5.364	03/15/44	7,358
		Series - 2007 IQ13 (Class A4)
3,550,000	g,i	Morgan Stanley Capital I	5.255	09/15/47	3,244
		Series - 2011 C1 (Class D)
6,560,000	g,i	Morgan Stanley Capital I	5.255	09/15/47	6,531
		Series - 2011 C1 (Class C)
3,075,000	i	Morgan Stanley Capital I	5.544	11/12/49	3,303
		Series - 2007 T25 (Class AM)
3,600,000	i	Nomura Asset Securities Corp	6.831	03/15/30	3,744
		Series - 1998 D6 (Class A2)
6,714,000	g,i	RBSCF Trust	4.674	04/15/24	6,431
		Series - 2010 MB1 (Class D)
14,868,569	i	Residential Accredit Loans, Inc	0.432	05/25/46	8,430
		Series - 2006 QO5 (Class 2A1)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 1,119,886	i	Structured Adjustable Rate Mortgage Loan Trust	0.622%	03/25/35	$1,081
		Series - 2005 6XS (Class A3)
64,940	i	Wachovia Bank Commercial Mortgage Trust	4.957	08/15/35	65
		Series - 2003 C6 (Class A3)
1,521,309		Wachovia Bank Commercial Mortgage Trust	5.246	12/15/43	1,547
		Series - 2007 C30 (Class A3)
17,225,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	16,150
		Series - 2007 C30 (Class AM)
17,352,000	i	Wachovia Bank Commercial Mortgage Trust	5.968	06/15/45	19,083
		Series - 2006 C26 (Class AM)
7,595,000		Wachovia Bank Commercial Mortgage Trust	5.500	04/15/47	8,168
		Series - 2007 C31 (Class A5)
3,660,000		Wachovia Bank Commercial Mortgage Trust	5.339	11/15/48	3,744
		Series - 2006 C29 (Class AM)
6,565,000	i	Wachovia Bank Commercial Mortgage Trust	5.899	02/15/51	7,196
		Series - 2007 C33 (Class A5)
6,125,000	i	Wachovia Bank Commercial Mortgage Trust	5.899	02/15/51	6,786
		Series - 2007 C33 (Class A4)
1,389,629		Wells Fargo Mortgage Backed Securities Trust	5.500	04/25/35	1,393
		Series - 2005 2 (Class 1A1)
4,725,000	g,i	Wells Fargo Mortgage Backed Securities Trust	5.276	11/15/43	5,120
		Series - 2010 C1 (Class B)

		TOTAL OTHER MORTGAGE BACKED			433,466

		TOTAL STRUCTURED ASSETS			679,168

		(Cost $669,512)

		TOTAL BONDS			13,308,837

		(Cost $12,787,202)

SHARES		COMPANY

PREFERRED STOCKS - 0.0%

BANKS - 0.0%
470,597	*	Federal Home Loan Mortgage Corp	8.375	12/30/49	654
1,527,061	*	Federal National Mortgage Association	8.250	12/30/49	2,108

		TOTAL BANKS			2,762

		TOTAL PREFERRED STOCKS			2,762

		(Cost $49,942)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 21.9%
GOVERNMENT AGENCY DEBT - 0.2%
$ 22,430,000	d	Federal Home Loan Mortgage Corp (FHLMC)	0.071	05/29/12	22,427

		TOTAL GOVERNMENT AGENCY DEBT			22,427

TREASURY DEBT - 21.7%
2,200,000		United States Treasury Bill	0.012	04/05/12	2,200
139,000,000	d	United States Treasury Bill	0.028	04/12/12	138,998
527,885,000	d	United States Treasury Bill	0.031	04/19/12	527,870
20,400,000	d	United States Treasury Bill	0.077	04/26/12	20,399

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 150,000,000	d	United States Treasury Bill	0.027%	05/03/12	$149,995
386,000,000	d	United States Treasury Bill	0.032	05/10/12	385,985
75,500,000	d	United States Treasury Bill	0.029	05/17/12	75,498
124,500,000	d	United States Treasury Bill	0.034	05/24/12	124,494
160,840,000	d	United States Treasury Bill	0.048	05/31/12	160,825
83,100,000	d	United States Treasury Bill	0.030	06/07/12	83,091
304,000,000	d	United States Treasury Bill	0.030	06/14/12	303,963
74,600,000	d	United States Treasury Bill	0.040-0.060	06/21/12	74,590
167,800,000	d	United States Treasury Bill	0.040-0.070	06/28/12	167,772
31,630,000	d	United States Treasury Bill	0.050	07/12/12	31,623
210,000,000	d	United States Treasury Bill	0.061-0.103	07/19/12	209,950
150,000,000	d	United States Treasury Bill	0.037	07/26/12	149,960
68,000,000		United States Treasury Bill	0.116	08/16/12	67,972
169,100,000		United States Treasury Bill	0.049	08/23/12	169,019
107,000,000	d	United States Treasury Bill	0.076	10/18/12	106,923

		TOTAL TREASURY DEBT			2,951,127

		TOTAL SHORT-TERM INVESTMENTS			2,973,554

		(Cost $2,973,645)

		TOTAL INVESTMENTS - 120.1%			16,296,990
		(Cost $15,822,641)
		OTHER ASSETS & LIABILITIES, NET - (20.1)%			(2,731,598)

		NET ASSETS - 100.0%			$13,565,392

*		Non-income producing.
^		Amount represents less than $1,000.
d		All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2012 the aggregate value of these securities amounted to $1,262,660,000 or 9.3% of net assets.

h		All or a portion of these securities were purchased on a delayed delivery basis.
i		Floating or variable rate security. Coupon rate reflects the rate at period end.
j		Zero coupon
k		Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
m		Indicates a security that has been deemed illiquid.

		Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

COLLEGE RETIREMENT EQUITIES FUND
INFLATION-LINKED BOND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2012

PRINCIPAL		ISSUER	VALUE (000)

GOVERNMENT BONDS - 99.5%

U.S. TREASURY SECURITIES - 99.5%
	k	United States Treasury Inflation Indexed Bonds
$ 197,129,486		0.625%, 04/15/13	$202,273
339,342,420		1.875%, 07/15/13	357,158
349,987,056		2.000%, 01/15/14	374,049
236,985,744		1.250%, 04/15/14	251,353
330,848,406		2.000%, 07/15/14	360,392
300,196,683		1.625%, 01/15/15	327,097
251,823,824		0.500%, 04/15/15	266,972
283,830,540		1.875%, 07/15/15	316,560
271,134,657		2.000%, 01/15/16	306,213
408,539,846		0.125%, 04/15/16	431,520
274,464,511		2.500%, 07/15/16	320,459
254,552,742		2.375%, 01/15/17	298,165
208,856,590		2.625%, 07/15/17	251,101
231,559,290		1.625%, 01/15/18	266,112
218,183,448		1.375%, 07/15/18	249,837
215,866,110		2.125%, 01/15/19	258,331
228,205,300		1.875%, 07/15/19	271,226
258,129,789		1.375%, 01/15/20	296,466
284,353,560		1.250%, 07/15/20	324,718
394,143,449		1.125%, 01/15/21	443,658
397,992,732		0.625%, 07/15/21	430,609
204,449,518		0.125%, 01/15/22	209,305
356,199,323		2.375%, 01/15/25	453,097
270,420,995		2.000%, 01/15/26	331,414
221,053,427		2.375%, 01/15/27	283,639
216,251,820		1.750%, 01/15/28	257,897
255,057,071		3.625%, 04/15/28	376,349
205,732,542		2.500%, 01/15/29	271,535
285,218,554		3.875%, 04/15/29	439,370
82,047,811		3.375%, 04/15/32	124,918
165,303,908		2.125%, 02/15/40	217,362
233,783,910		2.125%, 02/15/41	308,284
113,336,740		0.750%, 02/15/42	108,033

		TOTAL U.S. TREASURY SECURITIES	9,985,472

		TOTAL GOVERNMENT BONDS
		(Cost $8,728,238)	9,985,472

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

PRINCIPAL	ISSUER	VALUE (000)

SHORT-TERM INVESTMENTS - 0.1%

TREASURY DEBT - 0.1%
	United States Treasury Bill
$9,000,000	0.050% 05/31/12	$8,999

	TOTAL SHORT-TERM INVESTMENTS	8,999

	(Cost $8,999)
	TOTAL INVESTMENTS - 99.6%	9,994,471

	(Cost $8,737,237)
	OTHER ASSETS AND LIABILITIES, NET - 0.4%	42,125

	NET ASSETS - 100.0%	$10,036,596

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

	Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

COLLEGE RETIREMENT EQUITIES FUND
SOCIAL CHOICE ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2012

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

BONDS - 37.9%

CORPORATE BONDS - 11.5%

AUTOMOBILES & COMPONENTS - 0.1%
$ 2,350,000		BorgWarner, Inc	4.625%	09/15/20	$2,512
4,750,000		Johnson Controls, Inc	2.600	12/01/16	4,893
3,250,000		Johnson Controls, Inc	5.000	03/30/20	3,655

		TOTAL AUTOMOBILES & COMPONENTS			11,060

BANKS - 2.2%
3,400,000		Bank of New York Mellon Corp	4.300	05/15/14	3,641
5,000,000		Bank of New York Mellon Corp	3.100	01/15/15	5,244
4,750,000	e	Bank of New York Mellon Corp	1.200	02/20/15	4,756
5,000,000		Bank of New York Mellon Corp	2.950	06/18/15	5,265
5,000,000		Bank of New York Mellon Corp	2.300	07/28/16	5,126
2,675,000		Bank of New York Mellon Corp	5.450	05/15/19	3,092
6,120,000	e,g	Bank of Nova Scotia	1.450	07/26/13	6,188
14,090,000	e,g	Bank of Nova Scotia	1.650	10/29/15	14,315
9,800,000	g	Bank of Nova Scotia	2.150	08/03/16	10,055
5,000,000		BB&T Corp	3.375	09/25/13	5,172
19,500,000		BB&T Corp	2.150	03/22/17	19,443
19,500,000		BB&T Corp	3.950	03/22/22	19,551
5,000,000		BB&T Corp	3.850	07/27/27	5,053
5,000,000		Capital One Bank USA NA	8.800	07/15/19	6,113
3,500,000		Capital One Capital V	8.875	05/15/40	3,524
4,750,000	i	Capital One Financial Corp	1.717	07/15/14	4,703
6,500,000		Capital One Financial Corp	2.125	07/15/14	6,537
7,250,000		Capital One Financial Corp	3.150	07/15/16	7,419
8,800,000	g	Depfa ACS Bank	5.125	03/16/37	6,320
2,375,000		Discover Bank	7.000	04/15/20	2,725
8,750,000		First Horizon National Corp	5.375	12/15/15	9,296
10,400,000		Manufacturers & Traders Trust Co	6.625	12/04/17	11,958
4,644,000	i	Manufacturers & Traders Trust Co	5.585	12/28/20	4,505
6,076,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	5,943
5,000,000		Mercantile Bankshares Corp	4.625	04/15/13	5,170
6,100,000		Northern Trust Corp	4.625	05/01/14	6,562
5,000,000		PNC Funding Corp	3.625	02/08/15	5,315
4,750,000	e	PNC Funding Corp	2.700	09/19/16	4,894
5,000,000		PNC Funding Corp	5.125	02/08/20	5,664
3,000,000		State Street Corp	4.300	05/30/14	3,215
4,650,000	e	SVB Financial Group	5.375	09/15/20	5,029
11,000,000	e,g	Toronto-Dominion Bank	1.625	09/14/16	11,041
3,000,000		US Bancorp	4.950	10/30/14	3,286
5,000,000	e	US Bancorp	2.875	11/20/14	5,212
6,300,000		US Bancorp	3.000	03/15/22	6,205
2,500,000		USB Capital XIII Trust	6.625	12/15/39	2,524

		TOTAL BANKS			240,061

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

CAPITAL GOODS - 0.4%
$ 2,500,000		3M Co	6.375%	02/15/28	$3,219
5,000,000		Danaher Corp	1.300	06/23/14	5,079
5,000,000		Danaher Corp	2.300	06/23/16	5,179
1,800,000		Deere & Co	5.375	10/16/29	2,175
4,340,000		Deere & Co	8.100	05/15/30	6,300
6,000,000		Fluor Corp	3.375	09/15/21	6,027
2,500,000	g	Illinois Tool Works, Inc	4.875	09/15/41	2,696
3,150,000		Masco Corp	7.125	03/15/20	3,368
5,155,000		Pall Corp	5.000	06/15/20	5,687
3,300,000		Rockwell Collins, Inc	3.100	11/15/21	3,344
5,000,000		Timken Co	6.000	09/15/14	5,453

		TOTAL CAPITAL GOODS			48,527

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
5,000,000		Howard Hughes Medical Institute	3.450	09/01/14	5,324
4,750,000		Waste Management, Inc	2.600	09/01/16	4,867
2,730,000		Waste Management, Inc	4.600	03/01/21	2,998

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			13,189

CONSUMER DURABLES & APPAREL - 0.1%
9,750,000	g	Harley-Davidson Financial Services, Inc	2.700	03/15/17	9,673
2,500,000		Whirlpool Corp	8.000	05/01/12	2,513
1,100,000		Whirlpool Corp	8.600	05/01/14	1,234

		TOTAL CONSUMER DURABLES & APPAREL			13,420

CONSUMER SERVICES - 0.2%
2,000,000		American National Red Cross	5.392	11/15/12	2,012
4,000,000		American National Red Cross	5.567	11/15/17	4,203
5,000,000		Andrew W Mellon Foundation	3.950	08/01/14	5,375
1,250,000		McDonald’s Corp	5.000	02/01/19	1,456
7,550,000		Nature Conservancy	6.300	07/01/19	9,044
5,145,000		Salvation Army	5.637	09/01/26	5,693

		TOTAL CONSUMER SERVICES			27,783

DIVERSIFIED FINANCIALS - 0.9%
1,675,000		American Express Co	7.000	03/19/18	2,056
3,325,000		American Express Co	8.125	05/20/19	4,347
9,500,000		American Express Credit Corp	2.375	03/24/17	9,515
4,750,000	i	Berkshire Hathaway, Inc	1.203	08/15/14	4,813
4,750,000		Berkshire Hathaway, Inc	2.200	08/15/16	4,920
7,275,000		Berkshire Hathaway, Inc	1.900	01/31/17	7,358
5,000,000		BlackRock, Inc	4.250	05/24/21	5,365
9,500,000		Capital One Financial Corp	2.150	03/23/15	9,515
1,000,000		Eaton Vance Corp	6.500	10/02/17	1,138
5,000,000		Ford Motor Credit Co LLC	3.875	01/15/15	5,049
5,900,000		Ford Motor Credit Co LLC	7.000	04/15/15	6,445
8,600,000		Ford Motor Credit Co LLC	5.000	05/15/18	8,908
3,500,000		Ford Motor Credit Co LLC	5.875	08/02/21	3,775

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 9,750,000		John Deere Capital Corp	1.250%	12/02/14	$9,876
4,155,000		John Deere Capital Corp	2.250	06/07/16	4,311
7,000,000		John Deere Capital Corp	2.750	03/15/22	6,875

		TOTAL DIVERSIFIED FINANCIALS			94,266

ENERGY - 0.8%
5,500,000		Apache Corp	5.100	09/01/40	6,004
1,750,000	e	Chesapeake Energy Corp	6.500	08/15/17	1,864
1,500,000	e	Chesapeake Energy Corp	6.625	08/15/20	1,526
2,630,000		Chesapeake Energy Corp	6.125	02/15/21	2,604
4,145,000	e,g	Continental Resources, Inc	5.000	09/15/22	4,166
2,500,000		Devon Energy Corp	6.300	01/15/19	3,051
2,000,000		Devon Energy Corp	5.600	07/15/41	2,250
5,000,000		EOG Resources, Inc	2.950	06/01/15	5,277
3,000,000	e	EOG Resources, Inc	4.100	02/01/21	3,247
5,000,000		EQT Corp	8.125	06/01/19	5,842
4,750,000		EQT Corp	4.875	11/15/21	4,807
2,500,000		Hess Corp	8.125	02/15/19	3,229
3,000,000		Hess Corp	6.000	01/15/40	3,436
2,000,000		Hess Corp	5.600	02/15/41	2,175
1,526,000		Marathon Oil Corp	5.900	03/15/18	1,781
2,500,000		Noble Energy, Inc	8.250	03/01/19	3,139
2,825,000		Noble Holding International Ltd	2.500	03/15/17	2,848
2,150,000		Noble Holding International Ltd	3.950	03/15/22	2,148
5,725,000	g	Southwestern Energy Co	4.100	03/15/22	5,675
5,000,000		Spectra Energy Capital LLC	5.650	03/01/20	5,616
2,500,000		Tennessee Gas Pipeline Co	8.000	02/01/16	2,902
5,000,000	g	Texas Eastern Transmission LP	4.125	12/01/20	5,262
6,175,000		Weatherford International Ltd	4.500	04/15/22	6,166
7,000,000		Weatherford International Ltd	5.950	04/15/42	6,950

		TOTAL ENERGY			91,965

FOOD & STAPLES RETAILING - 0.2%
4,750,000		Kroger Co	2.200	01/15/17	4,825
7,250,000		Safeway, Inc	3.400	12/01/16	7,518
4,100,000		Safeway, Inc	3.950	08/15/20	4,066
2,500,000		Sysco Corp	6.625	03/17/39	3,426

		TOTAL FOOD & STAPLES RETAILING			19,835

FOOD, BEVERAGE & TOBACCO - 0.4%
5,900,000		Coca-Cola Enterprises, Inc	1.125	11/12/13	5,923
1,100,000		General Mills, Inc	5.650	02/15/19	1,306
7,650,000		HJ Heinz Co	2.000	09/12/16	7,796
1,600,000	g	HJ Heinz Finance Co	7.125	08/01/39	2,035
2,000,000		JM Smucker Co	3.500	10/15/21	2,026
5,000,000	e	Kellogg Co	1.875	11/17/16	5,045
2,500,000		Kellogg Co	4.150	11/15/19	2,691
4,900,000		Kellogg Co	4.000	12/15/20	5,188
5,000,000		Kraft Foods, Inc	2.625	05/08/13	5,096
5,000,000		PepsiCo, Inc	2.500	05/10/16	5,228
428,000		PepsiCo, Inc	7.900	11/01/18	575

		TOTAL FOOD, BEVERAGE & TOBACCO			42,909

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

HEALTH CARE EQUIPMENT & SERVICES - 0.2%
$ 4,000,000		Becton Dickinson & Co	5.000%	05/15/19	$4,643
2,000,000		Becton Dickinson & Co	6.000	05/15/39	2,416
4,750,000		Becton Dickinson and Co	1.750	11/08/16	4,806
3,500,000		Medtronic, Inc	4.750	09/15/15	3,918
2,500,000		Medtronic, Inc	6.500	03/15/39	3,237
5,000,000		Providence Health & Services	5.050	10/01/14	5,515

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			24,535

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
3,750,000		Clorox Co	3.800	11/15/21	3,790
2,250,000		Ecolab, Inc	4.350	12/08/21	2,385
5,000,000		Procter & Gamble Co	2.300	02/06/22	4,833

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			11,008

INSURANCE - 0.4%
3,500,000		Cincinnati Financial Corp	6.125	11/01/34	3,592
4,150,000		Lincoln National Corp	4.300	06/15/15	4,390
2,000,000		Markel Corp	6.800	02/15/13	2,060
2,500,000		Markel Corp	7.125	09/30/19	2,809
7,500,000		Markel Corp	5.350	06/01/21	7,820
5,300,000		Markel Corp	7.350	08/15/34	5,831
2,500,000	g	Principal Life Global Funding I	5.125	10/15/13	2,618
3,100,000		Progressive Corp	3.750	08/23/21	3,300
5,000,000		Protective Life Corp	7.375	10/15/19	5,533
2,000,000	e	Travelers Cos, Inc	5.900	06/02/19	2,422

		TOTAL INSURANCE			40,375

MATERIALS - 0.8%
3,335,000		Air Products & Chemicals, Inc	4.375	08/21/19	3,726
4,750,000		Air Products & Chemicals, Inc	3.000	11/03/21	4,782
2,800,000		Airgas, Inc	4.500	09/15/14	2,999
6,817,000	e	Alcoa, Inc	5.400	04/15/21	7,044
1,000,000		Ball Corp	6.750	09/15/20	1,095
2,275,000		Ball Corp	5.000	03/15/22	2,281
4,000,000		Bemis Co, Inc	6.800	08/01/19	4,700
1,750,000		Bemis Co, Inc	4.500	10/15/21	1,829
4,500,000		Cliffs Natural Resources, Inc	4.800	10/01/20	4,637
5,000,000		Cliffs Natural Resources, Inc	6.250	10/01/40	5,310
10,000,000		Domtar Corp	4.400	04/01/22	9,882
2,300,000		Eastman Chemical Co	5.500	11/15/19	2,557
2,650,000		International Paper Co	7.300	11/15/39	3,226
5,000,000		International Paper Co	6.000	11/15/41	5,427
5,000,000		MeadWestvaco Corp	7.375	09/01/19	5,822
5,000,000		Praxair, Inc	4.375	03/31/14	5,359
2,500,000		Praxair, Inc	5.250	11/15/14	2,785
5,000,000		Praxair, Inc	4.500	08/15/19	5,662
4,875,000		Praxair, Inc	2.450	02/15/22	4,689

		TOTAL MATERIALS			83,812

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

MEDIA - 0.3%
$ 3,500,000		Time Warner Cable, Inc	3.500%	02/01/15	$3,707
3,200,000		Time Warner Cable, Inc	8.750	02/14/19	4,172
3,900,000		Time Warner Cable, Inc	8.250	04/01/19	4,988
5,000,000		Time Warner Cable, Inc	4.125	02/15/21	5,194
5,000,000		Time Warner Cable, Inc	4.000	09/01/21	5,123
3,500,000		Time Warner Cable, Inc	6.550	05/01/37	4,053
5,000,000		Time Warner Cable, Inc	5.500	09/01/41	5,238
5,234,000		Time Warner Entertainment Co LP	10.150	05/01/12	5,271

		TOTAL MEDIA			37,746

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.3%
3,100,000		Abbott Laboratories	2.700	05/27/15	3,264
2,250,000		Gilead Sciences, Inc	4.400	12/01/21	2,362
10,000,000	i	Johnson & Johnson	0.593	05/15/14	10,052
4,600,000		Johnson & Johnson	2.150	05/15/16	4,790
4,600,000		Johnson & Johnson	4.500	09/01/40	4,953
8,080,000		Life Technologies Corp	3.500	01/15/16	8,393
5,000,000		Merck & Co, Inc	2.250	01/15/16	5,189

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			39,003

REAL ESTATE - 0.5%
1,000,000	e	AMB Property LP	7.625	08/15/14	1,113
3,500,000		Boston Properties LP	3.700	11/15/18	3,620
3,011,000		Federal Realty Investment Trust	6.000	07/15/12	3,048
1,400,000		Federal Realty Investment Trust	5.900	04/01/20	1,549
3,665,000		Health Care REIT, Inc	3.625	03/15/16	3,719
9,500,000		Health Care REIT, Inc	4.125	04/01/19	9,424
3,400,000		Healthcare Realty Trust, Inc	5.750	01/15/21	3,480
2,500,000		Kilroy Realty Corp	5.000	11/03/15	2,664
3,400,000		Kilroy Realty LP	4.800	07/15/18	3,533
3,125,000		Simon Property Group LP	2.800	01/30/17	3,200
4,500,000	e	Ventas Realty LP	4.250	03/01/22	4,373
5,750,000		Washington Real Estate Investment Trust	5.125	03/15/13	5,875
7,500,000		Washington Real Estate Investment Trust	4.950	10/01/20	7,834

		TOTAL REAL ESTATE			53,432

RETAILING - 0.3%
5,000,000		AutoZone, Inc	5.750	01/15/15	5,539
3,050,000		Macy’s Retail Holdings, Inc	5.900	12/01/16	3,500
4,700,000		Macy’s Retail Holdings, Inc	3.875	01/15/22	4,714
1,450,000	e	Nordstrom, Inc	4.000	10/15/21	1,543
2,945,000		O’Reilly Automotive, Inc	4.625	09/15/21	3,105
500,000		Staples, Inc	9.750	01/15/14	568
4,350,000		Target Corp	1.125	07/18/14	4,394
4,750,000	e	Target Corp	2.900	01/15/22	4,695

		TOTAL RETAILING			28,058

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
4,750,000		Intel Corp	1.950	10/01/16	4,892
7,500,000		Texas Instruments, Inc	2.375	05/16/16	7,831

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			12,723

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

SOFTWARE & SERVICES - 0.3%
$ 5,000,000		Adobe Systems, Inc	3.250%	02/01/15	$5,283
9,750,000		International Business Machines Corp	0.550	02/06/15	9,699
8,055,000		International Business Machines Corp	1.950	07/22/16	8,266
5,250,000		International Business Machines Corp	1.250	02/06/17	5,208
3,550,000		Symantec Corp	2.750	09/15/15	3,698

		TOTAL SOFTWARE & SERVICES			32,154

TECHNOLOGY HARDWARE & EQUIPMENT - 0.4%
4,750,000	i	Hewlett-Packard Co	2.024	09/19/14	4,785
4,750,000		Hewlett-Packard Co	3.300	12/09/16	4,942
12,825,000		Hewlett-Packard Co	2.600	09/15/17	12,817
5,000,000		Xerox Corp	8.250	05/15/14	5,646
9,750,000	i	Xerox Corp	1.318	05/16/14	9,675
4,000,000	e	Xerox Corp	2.950	03/15/17	4,042

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			41,907

TELECOMMUNICATION SERVICES - 0.2%
9,750,000		American Tower Corp	4.700	03/15/22	9,828
4,750,000	e	American Tower REIT, Inc	5.900	11/01/21	5,236
3,235,000		Sprint Nextel Corp	6.000	12/01/16	2,887

		TOTAL TELECOMMUNICATION SERVICES			17,951

TRANSPORTATION - 0.6%
9,750,000		Burlington Northern Santa Fe LLC	3.050	03/15/22	9,587
4,600,000		Burlington Northern Santa Fe LLC	5.050	03/01/41	4,798
2,100,000		Burlington Northern Santa Fe LLC	4.950	09/15/41	2,141
9,750,000		Burlington Northern Santa Fe LLC	4.400	03/15/42	9,218
6,500,000		CSX Corp	4.750	05/30/42	6,304
3,850,000		CSX Corp	4.400	03/01/43	3,607
2,500,000		Norfolk Southern Corp	5.750	01/15/16	2,892
5,000,000		Norfolk Southern Corp	3.250	12/01/21	5,033
12,775,000		Norfolk Southern Corp	3.000	04/01/22	12,560
2,500,000		Norfolk Southern Corp	5.590	05/17/25	2,940
4,815,000		Norfolk Southern Corp	5.640	05/17/29	5,532
1,360,000		United Parcel Service of America, Inc (Step Bond 8.375% until 04/01/20, 7.620% until 04/01/30)	8.375	04/01/30	1,916
5,000,000		United Parcel Service, Inc	3.125	01/15/21	5,238

		TOTAL TRANSPORTATION			71,766

UTILITIES - 1.6%
7,850,000		American Water Capital Corp	6.085	10/15/17	9,131
1,667,000		Arizona Public Service Co	5.050	09/01/41	1,775
2,000,000		Atmos Energy Corp	8.500	03/15/19	2,617
5,000,000		CenterPoint Energy Houston Electric LLC	7.000	03/01/14	5,548
2,000,000		CenterPoint Energy Resources Corp	5.850	01/15/41	2,277
1,200,000		Connecticut Light & Power Co	5.500	02/01/19	1,407
2,000,000		Connecticut Light & Power Co	5.750	03/01/37	2,277
8,000,000		Detroit Edison Co	3.900	06/01/21	8,561
5,000,000	i	DTE Energy Co	1.180	06/03/13	5,019
2,738,456	g	Great River Energy	5.829	07/01/17	2,971

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 850,000		Idaho Power Co	4.750%	11/15/12	$871
5,000,000		Idaho Power Co	5.500	04/01/33	5,395
2,500,000		Idaho Power Co	6.250	10/15/37	2,971
7,500,000	g	International Transmission Co	4.450	07/15/13	7,723
2,000,000		Laclede Gas Co	6.150	06/01/36	2,354
6,000,000		Nevada Power Co	6.650	04/01/36	7,680
3,335,000		Nevada Power Co	5.450	05/15/41	3,809
5,000,000		Northeast Utilities	5.650	06/01/13	5,233
10,000,000	i	Northeast Utilities	1.224	09/20/13	9,997
1,500,000		Northwest Natural Gas Co	5.620	11/21/23	1,783
1,600,000		NSTAR Electric Co	5.500	03/15/40	1,883
5,000,000		Pacific Gas & Electric Co	8.250	10/15/18	6,619
4,650,000		Pacific Gas & Electric Co	3.250	09/15/21	4,707
4,750,000		Pacific Gas & Electric Co	5.800	03/01/37	5,675
3,750,000		Pacific Gas & Electric Co	5.400	01/15/40	4,254
9,750,000		PacifiCorp	2.950	02/01/22	9,612
3,000,000		Pepco Holdings, Inc	2.700	10/01/15	3,055
3,850,000		Portland General Electric Co	6.100	04/15/19	4,637
630,000		Public Service Co of Colorado	4.750	08/15/41	683
5,500,000		San Diego Gas & Electric Co	3.000	08/15/21	5,627
620,000	e	San Diego Gas & Electric Co	6.000	06/01/39	801
1,380,000		San Diego Gas & Electric Co	3.950	11/15/41	1,335
10,000,000		Sempra Energy	2.300	04/01/17	10,122
14,500,000	g	Topaz Solar Farms LLC	5.750	09/30/39	14,311
5,000,000		Washington Gas Light Co	5.440	08/11/25	5,757
5,725,000		Westar Energy, Inc	4.125	03/01/42	5,480
1,000,000		Wisconsin Power & Light Co	5.000	07/15/19	1,146

		TOTAL UTILITIES			175,103

		TOTAL CORPORATE BONDS			1,272,588

		(Cost $1,209,881)

GOVERNMENT BONDS 24.1%

AGENCY SECURITIES - 3.2%
7,360,188		Cal Dive I- Title XI, Inc	4.930	02/01/27	8,236
8,462,236		COP I LLC	3.613	12/05/21	9,004
5,500,000		Federal Home Loan Bank (FHLB)	5.000	11/17/17	6,589
4,635,000		Federal Home Loan Mortgage Corp (FHLMC)	2.500	04/23/14	4,835
3,000,000		FHLMC	3.500	05/29/13	3,113
10,000,000		Federal National Mortgage Association (FNMA)	2.625	11/20/14	10,547
6,400,000		FNMA	1.125	04/27/17	6,360
3,000,000		FNMA	2.500	05/15/14	3,134
2,000,000		FNMA	1.125	07/30/12	2,006
6,000,000		FNMA	1.250	08/20/13	6,075
8,299,582		Gate Capital Cayman Two	3.550	06/11/21	8,769
4,000,000	j	Government Trust Certificate	0.000	04/01/21	3,026
4,865,000	g	Montefiore Medical Center	3.896	05/20/27	5,255
1,376,227		National Credit Union Administration	1.840	10/07/20	1,392
2,750,000	m	NCUA Guaranteed Notes	3.450	06/12/21	2,929
3,850,000	j	Overseas Private Investment Corp	0.000	07/12/14	4,033

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 4,700,000	j	Overseas Private Investment Corp	0.000%	07/12/14	$5,296
1,277,375	j	Overseas Private Investment Corp	0.000	12/14/14	1,326
3,000,000	j	Overseas Private Investment Corp	0.000	12/14/14	3,479
12,750,000	j	Overseas Private Investment Corp	0.000	11/17/16	12,784
11,750,000	j	Overseas Private Investment Corp	0.000	11/17/16	11,650
3,000,000		Overseas Private Investment Corp	1.900	04/30/18	2,929
2,750,000	m	Overseas Private Investment Corp	1.300	06/15/19	2,719
3,903,055		Overseas Private Investment Corp	5.142	12/15/23	4,636
7,100,000		Overseas Private Investment Corp	2.290	09/15/26	7,144
3,750,000		Overseas Private Investment Corp	2.040	12/15/26	3,718
8,746,942		Overseas Private Investment Corp	4.440	02/27/27	9,764
4,750,000		Overseas Private Investment Corp	2.930	05/15/30	4,657
7,850,000		Overseas Private Investment Corp	3.040	05/15/30	7,777
5,000,000		Overseas Private Investment Corp	3.430	05/15/30	5,055
4,750,000		Overseas Private Investment Corp	4.010	05/15/30	5,135
6,286,283		Premier Aircraft Leasing	3.576	02/06/22	6,677
1,050,000		Private Export Funding Corp	4.550	05/15/15	1,180
9,750,000		Private Export Funding Corp	2.125	07/15/16	10,230
7,000,000		Private Export Funding Corp	1.375	02/15/17	7,032
8,000,000		Private Export Funding Corp	2.250	12/15/17	8,319
10,000,000		Private Export Funding Corp	4.375	03/15/19	11,642
17,500,000		Private Export Funding Corp	4.300	12/15/21	20,074
1,931,714		Rowan Cos, Inc	3.525	05/01/20	2,058
5,034,070		Rowan Cos, Inc	3.158	07/15/21	5,334
4,303,673		Tayarra Ltd	3.628	02/15/22	4,584
4,217,530		Tricahue Leasing LLC	3.503	11/19/21	4,408
5,250,000		United States Department of Housing and Urban Development	4.330	08/01/15	5,850
3,894,000		United States Department of Housing and Urban Development	2.910	08/01/17	4,204
10,750,000		United States Department of Housing and Urban Development	1.770	08/01/18	10,764
10,000,000	e	US Central Federal Credit Union	1.900	10/19/12	10,092
9,000,000		US Department of Housing and Urban Development	5.190	08/01/14	9,968
1,900,000		US Department of Housing and Urban Development	2.200	08/01/15	1,988
8,000,000		US Department of Housing and Urban Development	4.560	08/01/17	9,313
5,007,000		US Department of Housing and Urban Development	5.380	08/01/18	5,817
13,967,000		US Department of Housing and Urban Development	4.960	08/01/20	16,700
13,500,000		US Department of Housing and Urban Development	5.050	08/01/21	16,010
4,692,927	g	US Trade Funding Corp	4.260	11/15/14	4,889
5,000,000		Western Corporate Federal Credit Union	1.750	11/02/12	5,045

		TOTAL AGENCY SECURITIES			355,550

FOREIGN GOVERNMENT BONDS - 2.4%
5,000,000	g	Bank of Montreal	2.625	01/25/16	5,243
4,000,000	g	Caisse Centrale Desjardins du Quebec	2.550	03/24/16	4,166
3,750,000	g	Caisse Centrale Desjardins du Quebec	1.600	03/06/17	3,715
3,900,000		Canada Government International Bond	2.375	09/10/14	4,078
6,300,000	e	Canada Government International Bond	0.875	02/14/17	6,224
9,000,000	g	Canadian Imperial Bank of Commerce	2.000	02/04/13	9,108
7,000,000	e,g	Canadian Imperial Bank of Commerce	2.750	01/27/16	7,373
24,750,000	e	Council of Europe Development Bank	1.500	01/15/15	25,056

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 2,000,000		European Investment Bank	4.875%	02/15/36	$2,163
14,500,000		Hydro Quebec	2.000	06/30/16	14,916
6,082,000		Hydro Quebec	8.400	01/15/22	8,583
11,250,000	i	India Government AID Bond	0.647	02/01/27	10,304
2,850,000	e	Italy Government International Bond	5.375	06/12/17	2,923
10,000,000		KFW	2.625	01/25/22	9,912
3,145,000	e,g	National Bank of Canada	1.650	01/30/14	3,200
7,500,000	g	National Bank of Canada	2.200	10/19/16	7,704
9,750,000	e,g	Nederlandse Waterschapsbank NV	2.125	02/09/17	9,695
4,000,000		Province of British Columbia Canada	2.850	06/15/15	4,256
12,000,000		Province of British Columbia Canada	2.100	05/18/16	12,511
2,000,000		Province of Manitoba Canada	2.125	04/22/13	2,035
10,000,000		Province of Manitoba Canada	1.375	04/28/14	10,158
10,000,000		Province of New Brunswick Canada	2.750	06/15/18	10,521
5,000,000		Province of Nova Scotia Canada	2.375	07/21/15	5,228
8,700,000		Province of Ontario Canada	4.100	06/16/14	9,365
8,100,000	e	Province of Ontario Canada	2.950	02/05/15	8,587
9,450,000		Province of Ontario Canada	2.700	06/16/15	9,971
15,000,000		Province of Ontario Canada	2.300	05/10/16	15,534
6,000,000		Province of Ontario Canada	4.000	10/07/19	6,677
5,000,000		Province of Ontario Canada	4.400	04/14/20	5,721
10,000,000		Province of Quebec Canada	3.500	07/29/20	10,748
10,000,000	e	Province of Quebec Canada	2.750	08/25/21	10,039
5,000,000		Province of Quebec Canada	7.500	09/15/29	7,346

		TOTAL FOREIGN GOVERNMENT BONDS			263,060

MORTGAGE BACKED - 12.2%
3,273,583	i	Federal Home Loan Mortgage Corp (FHLMC)	5.969	04/01/37	3,560
4,485,390	i	FHLMC	2.887	03/01/37	4,792
2,482,815	i	FHLMC	5.221	08/01/37	2,656
6,180,276		FHLMC	5.500	08/01/39	6,805
3,539,558	i	FHLMC	5.072	09/01/37	3,788
2,656,532	i	FHLMC	5.729	02/01/37	2,865
2,015,214	i	FHLMC	2.380	02/01/36	2,123
7,876,595		FHLMC (Interest Only)	4.000	06/15/34	813
3,502,138	i	FHLMC	2.571	07/01/36	3,719
1,239,776	i	FHLMC	2.645	09/01/36	1,312
4,307,400	i	FHLMC	2.540	09/01/36	4,637
1,105,874		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	10/01/35	1,193
833,867		FGLMC	4.500	09/01/35	886
1,251,032		FGLMC	6.000	08/01/35	1,387
96,816		FGLMC	6.500	05/01/36	109
663,542		FGLMC	5.000	02/01/36	716
481,497		FGLMC	4.500	12/01/35	511
991,497		FGLMC	5.500	06/01/35	1,085
332,404		FGLMC	6.000	05/01/35	370
1,444,731		FGLMC	6.000	05/01/35	1,611
894,912		FGLMC	6.000	05/01/35	997
2,755,371		FGLMC	7.000	05/01/35	3,215
1,329,068		FGLMC	6.000	05/01/35	1,481
446,710		FGLMC	6.000	05/01/35	496
984,198		FGLMC	6.500	10/01/36	1,104

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 5,671,392		FGLMC	4.500%	11/01/40	$6,178
43,000,000	h	FGLMC	5.000	04/15/42	46,291
7,265,092		FGLMC	6.000	07/01/39	8,124
9,000,000	h	FGLMC	4.000	04/15/42	9,409
104,000,000	h	FGLMC	4.500	04/15/42	110,273
6,357,549		FGLMC	4.500	12/01/40	6,896
2,277,248		FGLMC	5.000	07/01/39	2,453
3,448,531		FGLMC	6.000	02/01/38	3,856
1,274,066		FGLMC	6.500	11/01/37	1,430
1,445,518		FGLMC	6.000	09/01/37	1,606
4,433,745		FGLMC	4.000	06/01/39	4,640
1,223,311		FGLMC	4.500	05/01/39	1,298
880,803		FGLMC	6.000	11/01/38	973
732,144		FGLMC	6.000	05/01/35	815
201,977		FGLMC	4.500	07/01/20	220
693,092		FGLMC	4.500	01/01/20	744
1,252,077		FGLMC	5.000	02/01/19	1,362
1,543,039		FGLMC	4.500	06/01/21	1,654
5,272,217		FGLMC	4.500	06/01/21	5,653
171,888		FGLMC	7.000	10/01/20	202
1,350,826		FGLMC	5.500	01/01/19	1,476
2,132,426		FGLMC	4.500	10/01/18	2,329
269,224		FGLMC	6.000	12/01/17	289
146,446		FGLMC	6.500	12/01/16	159
3,636,702		FGLMC	4.500	01/01/19	3,972
2,996,457		FGLMC	4.500	11/01/18	3,273
2,483,882		FGLMC	4.500	11/01/18	2,713
1,057,770		FGLMC	4.500	03/01/23	1,130
4,803,925		FGLMC	5.500	12/01/33	5,262
2,911,755		FGLMC	5.500	09/01/33	3,217
2,533,602		FGLMC	5.500	09/01/33	2,783
781,503		FGLMC	5.500	12/01/34	857
1,291,407		FGLMC	6.000	09/01/34	1,439
6,848,831		FGLMC	7.000	12/01/33	7,990
1,717,773		FGLMC	4.500	07/01/33	1,826
2,523,243		FGLMC	4.000	07/01/24	2,666
15,162		FGLMC	7.000	05/01/23	17
675,760		FGLMC	5.000	04/01/23	726
56,946		FGLMC	8.000	01/01/31	69
5,000,000	h	FGLMC	5.000	04/15/27	5,372
867,757		FGLMC	4.500	09/01/24	926
7,659,583		Federal National Mortgage Association (FNMA)	4.000	10/01/35	8,080
2,944,321		FNMA	5.000	08/01/35	3,184
1,009,293	i	FNMA	2.700	02/01/36	1,079
6,915,062		FNMA	5.500	10/01/35	7,653
56,831		FNMA	7.500	06/01/35	63
1,151,326		FNMA	5.500	06/01/35	1,274
1,386,779		FNMA	4.500	08/01/35	1,477
554,839		FNMA	6.000	07/01/35	614
407,097		FNMA	6.500	02/01/36	462
9,500,105	i	FNMA	5.844	01/01/37	10,255
1,428,017		FNMA	6.000	12/01/36	1,577

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 2,582,101		FNMA	6.500%	03/01/37	$2,913
667,054		FNMA	7.000	02/01/37	765
2,522,390		FNMA	6.000	03/01/36	2,786
906,781		FNMA	6.500	02/01/36	1,022
1,494,630		FNMA	6.500	09/01/36	1,686
982,568	i	FNMA	2.385	07/01/36	1,039
1,676,643		FNMA	5.500	06/01/35	1,856
6,383,784		FNMA	5.500	01/01/35	7,065
437,599		FNMA	6.000	12/01/34	489
430,547		FNMA	5.500	03/01/35	477
1,684,809		FNMA	5.500	01/01/35	1,852
33,986		FNMA	4.500	08/01/34	36
32,416		FNMA	4.500	07/01/34	35
45,422		FNMA	4.500	09/01/34	48
1,084,671		FNMA	4.500	08/01/34	1,155
940,533		FNMA	5.500	04/01/35	1,039
269,061		FNMA	5.500	05/01/35	295
261,016		FNMA	5.500	05/01/35	286
2,288,708		FNMA	5.500	06/01/35	2,533
1,945,103		FNMA	6.000	05/01/35	2,172
1,145,297		FNMA	5.500	04/01/35	1,258
1,163,883		FNMA	5.500	04/01/35	1,288
425,300		FNMA	5.500	05/01/35	471
2,218,012		FNMA	5.500	05/01/35	2,455
1,823,801		FNMA	6.000	01/01/39	2,011
1,429,316		FNMA	5.500	01/01/39	1,559
2,690,803		FNMA	4.500	02/01/39	2,863
1,378,508		FNMA	6.000	01/01/39	1,520
55,000,000	h	FNMA	6.000	04/25/42	60,595
44,000,000	h	FNMA	5.500	04/25/42	47,939
2,364,932		FNMA	4.500	01/01/39	2,516
1,763,684	i	FNMA	4.917	10/01/38	1,889
3,263,168		FNMA	4.000	04/01/39	3,463
64,000,000	h	FNMA	5.000	04/25/42	69,130
156,000,000	h	FNMA	4.500	04/25/42	165,921
30,000,000	h	FNMA	3.500	05/25/42	30,717
8,411,663		FNMA	4.000	11/01/40	8,825
3,343,102		FNMA	4.500	08/01/39	3,557
4,484,377		FNMA	4.500	04/01/39	4,771
123,000,000	h	FNMA	4.000	04/25/42	128,958
10,500,000		FNMA	4.000	02/25/40	11,203
201,513		FNMA	6.500	03/01/38	226
1,286,614		FNMA	6.000	09/01/37	1,443
2,356,462		FNMA	6.000	09/01/37	2,644
1,057,385		FNMA	6.500	09/01/37	1,188
1,731,640		FNMA	6.000	09/01/37	1,943
571,238		FNMA	6.500	08/01/37	644
729,749		FNMA	7.000	04/01/37	836
2,034,803		FNMA	6.000	09/01/37	2,283
946,763		FNMA	6.500	08/01/37	1,069
490,598		FNMA	6.500	09/01/37	553
23,715		FNMA	6.500	02/01/38	27

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 124,201		FNMA	6.500%	01/01/38	$140
97,822		FNMA	6.500	03/01/38	110
749,041		FNMA	6.500	03/01/38	840
244,336		FNMA	6.500	09/01/37	275
476,499		FNMA	6.500	09/01/37	535
984,056		FNMA	7.000	11/01/37	1,128
796,546	i	FNMA	5.904	10/01/37	853
78,892		FNMA	4.500	07/01/34	84
324,567		FNMA	4.500	11/01/20	349
731,020		FNMA	5.000	03/01/20	793
1,150,362		FNMA	5.000	03/01/21	1,249
855,417		FNMA	5.000	12/01/20	929
82,592		FNMA	4.500	03/01/19	89
600,000		FNMA	4.000	02/25/19	641
659,043		FNMA	4.500	06/01/19	708
361,359		FNMA	4.500	05/01/19	388
2,394,263		FNMA	5.500	08/01/21	2,611
368,209		FNMA	5.500	02/01/24	405
118,271		FNMA	5.000	01/01/24	130
65,482		FNMA	8.000	07/01/24	77
2,185,190		FNMA	4.000	05/01/24	2,317
26,151		FNMA	8.000	03/01/23	30
1,024,654		FNMA	4.500	03/01/23	1,098
2,409,177		FNMA	5.000	07/01/23	2,606
8,000,000	h	FNMA	4.500	04/25/27	8,563
227,721		FNMA	6.000	02/01/19	251
2,875,618		FNMA	4.530	10/01/14	3,057
3,965,974		FNMA	4.265	06/01/14	4,172
88,302		FNMA	6.500	10/01/16	97
3,661		FNMA	8.500	11/01/14	4
2,571,504		FNMA	4.440	07/01/13	2,637
13,338		FNMA	5.000	06/01/13	14
1,546,753		FNMA	4.562	05/01/14	1,632
3,497,245		FNMA	4.020	08/01/13	3,596
489,739		FNMA	6.500	04/01/17	541
2,006,329		FNMA	5.000	12/01/18	2,195
3,307,727		FNMA	5.500	11/01/18	3,637
214,994		FNMA	6.000	01/01/19	237
1,906,074		FNMA	5.000	01/01/19	2,085
212,473		FNMA	6.500	02/01/18	235
1,055,274		FNMA	5.000	12/01/17	1,145
32,587		FNMA	5.500	05/01/18	36
192,568		FNMA	5.500	04/01/18	212
302,435		FNMA	5.000	03/01/34	327
264,146		FNMA	5.000	03/01/34	286
226,448		FNMA	5.000	03/01/34	245
687,594		FNMA	5.000	03/01/34	744
222,356		FNMA	5.500	12/01/33	244
1,578,237		FNMA	5.500	11/01/33	1,761
91,263		FNMA	7.000	01/01/34	106
551,217		FNMA	5.500	12/01/33	606
2,089,189		FNMA	5.000	04/01/34	2,261

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 31,982		FNMA	4.500%	06/01/34	$34
36,612		FNMA	4.500	06/01/34	39
147,473		FNMA	4.500	07/01/34	157
136,733		FNMA	4.500	06/01/34	146
31,102		FNMA	4.500	05/01/34	33
618,288		FNMA	4.500	05/01/34	659
26,741		FNMA	4.500	06/01/34	28
31,379		FNMA	4.500	05/01/34	33
1,909,395		FNMA	5.500	11/01/33	2,130
176,307		FNMA	5.000	02/01/33	191
1,167,393		FNMA	6.500	07/01/32	1,330
726,296		FNMA	5.500	07/01/33	804
2,746,689		FNMA	4.500	03/25/33	2,907
6,594,617		FNMA	4.000	09/01/24	6,991
1,643,252		FNMA	4.500	08/01/24	1,760
24,000,000	h	FNMA	3.000	04/25/27	24,844
42,000,000	h	FNMA	4.000	04/25/27	44,500
1,058,688		FNMA	4.500	08/01/33	1,129
1,062,287		FNMA	5.500	11/01/33	1,185
1,172,842		FNMA	5.000	11/01/33	1,304
1,499,343		FNMA	5.500	11/01/33	1,673
1,473,123		FNMA	5.500	11/01/33	1,643
274,565		FNMA	4.500	09/01/33	293
786,577		FNMA	5.000	08/01/33	852
614,519		FNMA	5.000	10/01/33	665
834,597		FNMA	5.000	10/01/33	904
652,990		Government National Mortgage Association (GNMA)	4.500	05/15/39	712
4,001,880		GNMA	4.500	07/20/39	4,356
1,307,680		GNMA	5.000	07/20/39	1,442
3,494,219		GNMA	4.500	03/15/39	3,812
1,006,196		GNMA	6.000	08/15/38	1,136
1,024,907		GNMA	6.000	08/20/38	1,154
1,627,284		GNMA	6.500	11/20/38	1,864
38,000,000	h	GNMA	4.500	04/20/42	41,331
20,000,000	h	GNMA	5.000	04/20/42	22,025
6,000,000	h	GNMA	3.500	04/15/42	6,252
10,000,000	h	GNMA	6.000	04/15/42	11,284
1,582,328		GNMA	4.000	08/15/39	1,702
42,000,000	h	GNMA	4.500	04/15/42	45,695
44,000,000	h	GNMA	4.000	04/15/42	47,218
11,091		GNMA	6.500	08/15/23	13
188,657		GNMA	6.500	05/20/31	217
711,252		GNMA	5.500	07/15/33	800
38,517		GNMA	6.500	08/15/23	44
50,126		GNMA	9.000	12/15/17	56
6,917,256		GNMA	2.300	10/15/19	7,123
34,042		GNMA	8.000	06/15/22	39
15,000,000	h	GNMA	5.000	04/15/42	16,566
1,863,637		GNMA	5.000	04/15/38	2,061
22,000,000	h	GNMA	5.500	04/15/42	24,585
2,420,703		GNMA	6.000	02/20/37	2,733
443,629		GNMA	6.000	10/20/36	501

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 467,157		GNMA	6.000%	01/20/37	$527
2,133,245		GNMA	5.500	02/15/37	2,387

		TOTAL MORTGAGE BACKED			1,349,011

MUNICIPAL BONDS - 1.8%
5,600,000		American Municipal Power-Ohio, Inc	6.270	02/15/50	6,173
4,500,000	g	Basin Electric Power Coop	6.127	06/01/41	4,797
2,750,000	h	Broward County FL Water & Sewer Utility Revenue	1.350	10/01/16	2,750
1,410,000	h	Broward County FL Water & Sewer Utility Revenue	1.910	10/01/18	1,410
2,390,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	2,598
1,400,000		Chelan County Public Utility District No	1.398	07/01/14	1,409
2,300,000		Chelan County Public Utility District No	1.867	07/01/15	2,330
5,800,000		Chelan County Public Utility District No	2.655	07/01/17	5,979
5,000,000		Chicago Metropolitan Water Reclamation District-Greater Chicago	5.720	12/01/38	6,205
1,250,000		City & County of Honolulu, HI	6.114	07/01/29	1,361
4,000,000		City of Dallas, TX	5.078	02/15/22	4,721
1,500,000		City of Dallas, TX	5.195	02/15/35	1,737
890,000		City of Eugene, OR	6.320	08/01/22	1,002
5,000,000		City of New York, NY	4.500	06/01/15	5,384
4,750,000		Clean Water Services	5.701	10/01/30	5,602
5,000,000		Commonwealth of Massachusetts	5.456	12/01/39	6,018
55,000		County of Harnett, NC	5.150	05/01/12	55
1,750,000		County of Mercer, NJ	5.380	02/01/17	1,866
4,000,000		Dallas County Hospital District	5.621	08/15/44	4,860
1,680,000		Douglas County Public Utility District No 1 Wells Hydroelectric	5.112	09/01/18	1,843
1,400,000		Elkhart Redevelopment District	5.500	06/15/18	1,470
7,385,000		Fiscal Year 2005 Securitization Corp	4.760	08/15/19	8,163
3,500,000		Grant County Public Utility District No 2	5.630	01/01/27	4,059
1,900,000		Guadalupe Valley Electric Coop, Inc	5.671	10/01/32	1,774
1,000,000		Kansas Development Finance Authority	4.592	05/01/14	1,063
1,350,000		Kansas Development Finance Authority	4.722	05/01/15	1,480
965,000	g	LL & P Wind Energy, Inc	5.217	12/01/12	965
6,960,000		Massachusetts Housing Finance Agency	4.782	12/01/20	7,272
5,400,000		Massachusetts St. Water Pollution Abatement	5.192	08/01/40	6,190
3,000,000		Metropolitan Washington Airports Authority	5.690	10/01/30	3,273
5,000,000		Metropolitan Water District of Southern California	6.250	07/01/39	5,540
750,000		Metropolitan Water Reclamation District of Greater Chicago	2.229	12/01/16	777
5,000,000		Mississippi Development Bank Special Obligation	5.320	07/01/14	5,334
3,000,000		New York State Urban Development Corp	6.500	12/15/18	3,600
2,500,000		Newport News Economic Development Authority	5.640	01/15/29	2,689
4,750,000		Northern California Power Agency	4.320	07/01/24	4,758
2,450,000		Ohio State Water Development Authority	4.879	12/01/34	2,742
2,500,000		Oklahoma Capital Improvement Authority	5.180	07/01/14	2,760
3,750,000		State of California	7.625	03/01/40	4,884
5,000,000		State of Connecticut	5.090	10/01/30	5,500
2,050,000		State of Hawaii	4.670	05/01/14	2,202
5,000,000		State of Illinois	4.071	01/01/14	5,182
5,570,000		State of Illinois	4.350	06/01/18	5,764
5,000,000		State of Michigan	2.302	11/01/14	5,177
4,505,000		State of Michigan	3.375	12/01/20	4,618

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 2,500,000	State of Ohio	5.412%	09/01/28	$2,969
3,050,000	State of Oregon	5.030	08/01/14	3,343
3,265,000	State of Texas	4.900	08/01/20	3,627
5,000,000	State of Texas	6.072	10/01/29	6,124
3,715,000	State of Washington	5.050	01/01/18	3,796
1,033,000	State of Wisconsin	5.700	05/01/26	1,197
5,000,000	Tuolumne Wind Project Authority	6.918	01/01/34	5,817
2,025,000	University Central Florida University Revenues	5.125	10/01/20	1,982
4,900,000	UNM Sandoval Regional Medical Center	4.500	07/20/36	5,216

	TOTAL MUNICIPAL BONDS			199,407

U.S. TREASURY SECURITIES - 4.5%
5,000,000	United States Treasury Bond	6.375	08/15/27	7,213
20,000,000	United States Treasury Bond	5.250	02/15/29	26,188
13,176,000	United States Treasury Bond	5.375	02/15/31	17,722
24,282,500	United States Treasury Bond	3.875	08/15/40	26,859
7,335,000	United States Treasury Bond	4.375	05/15/41	8,818
44,275,000	United States Treasury Bond	3.750	08/15/41	47,865
37,590,000	United States Treasury Bond	3.125	11/15/41	36,057
4,275,000	United States Treasury Note	0.625	06/30/12	4,280
1,400,000	United States Treasury Note	0.500	11/30/12	1,403
4,500,000	United States Treasury Note	0.625	02/28/13	4,517
15,000,000	United States Treasury Note	0.500	05/31/13	15,043
2,325,000	United States Treasury Note	0.125	08/31/13	2,320
2,595,000	United States Treasury Note	0.125	09/30/13	2,588
2,670,000	United States Treasury Note	3.125	09/30/13	2,783
34,100,000	United States Treasury Note	0.500	10/15/13	34,200
9,725,000	United States Treasury Note	0.125	12/31/13	9,692
20,660,000	United States Treasury Note	0.250	01/31/14	20,630
22,395,000	United States Treasury Note	2.375	08/31/14	23,433
41,837,500	United States Treasury Note	0.375	03/15/15	41,677
3,631,000	United States Treasury Note	2.500	04/30/15	3,845
17,895,000	United States Treasury Note	1.875	06/30/15	18,626
25,225,000	United States Treasury Note	1.250	10/31/15	25,728
11,325,000	United States Treasury Note	1.500	06/30/16	11,625
8,095,000	United States Treasury Note	0.875	01/31/17	8,045
48,117,500	United States Treasury Note	0.875	02/28/17	47,779
3,905,000	United States Treasury Note	2.375	05/31/18	4,133
4,622,000	United States Treasury Note	1.750	10/31/18	4,695
2,178,000	United States Treasury Note	1.375	02/28/19	2,147
21,000,000	United States Treasury Note	8.000	11/15/21	31,899
4,194,600	United States Treasury Note	2.000	02/15/22	4,114

	TOTAL U.S. TREASURY SECURITIES			495,924

	TOTAL GOVERNMENT BONDS			2,662,952

	(Cost $2,572,175)

STRUCTURED ASSETS - 2.3%

ASSET BACKED - 0.8%
10,000,000	AEP Texas Central Transition Funding LLC	1.976	06/01/21	9,923
	Series - 2012 1 (Class A2)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$10,000,000		AEP Texas Central Transition Funding LLC	2.845%	03/01/26	$9,879
		Series - 2012 1 (Class A3)
5,000,000		AmeriCredit Automobile Receivables Trust	2.850	08/08/16	5,123
		Series - 2011 1 (Class C)
1,500,000	g	Avis Budget Rental Car Funding AESOP LLC	3.150	03/20/17	1,547
		Series - 2010 5A (Class A)
1,557,130	i	Bear Stearns Asset Backed Securities Trust	0.612	11/25/39	1,396
		Series - 2005 SD3 (Class 2A1)
1,998,399	i	BNC Mortgage Loan Trust	0.342	05/25/37	1,808
		Series - 0 2 (Class A2)
3,501,139	i	Chase Funding Loan Acquisition Trust	1.097	06/25/34	2,458
		Series - 2004 OPT1 (Class M1)
674,364	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	148
		Series - 2004 2 (Class 1B)
1,172,757	i	Countrywide Asset-Backed Certificates	5.683	10/25/46	1,175
		Series - 2006 15 (Class A2)
1	i	Countrywide Home Equity Loan Trust	0.462	02/15/29	0	^
		Series - 2004 B (Class 1A)
1,682,689	g	Credit-Based Asset Servicing and Securitization LLC	6.159	12/25/36	1,613
		Series - 2007 MX1 (Class A1)
1,715,000	g,i	DB/UBS Mortgage Trust	5.557	11/10/46	1,785
		Series - 2011 LC1A (Class C)
5,569,040	g	Flagstar Home Equity Loan Trust	5.781	01/25/35	5,291
		Series - 2007 1A (Class AF3)
1,500,000		Ford Credit Auto Owner Trust	3.210	07/15/17	1,546
		Series - 2011 A (Class D)
78,404		GMAC Commercial Mortgage Securities, Inc	5.590	10/25/29	78
		Series - 2006 HLTV (Class A3)
2,282,000		GMAC Commercial Mortgage Securities, Inc	5.810	10/25/29	1,877
		Series - 2006 HLTV (Class A4)
7,154,714		Lehman XS Trust	6.500	06/25/46	3,979
		Series - 2006 13 (Class 2A1)
5,696,436	i	Lehman XS Trust	0.402	08/25/46	4,460
		Series - 2006 GP4 (Class 3A2A)
1,093,326	i	Long Beach Mortgage Loan Trust	0.742	02/25/35	1,078
		Series - 2005 1 (Class M1)
134,068	i	Morgan Stanley ABS Capital I	0.282	01/25/37	133
		Series - 2007 HE2 (Class A2A)
4,010,000		Renaissance Home Equity Loan Trust	5.586	11/25/36	1,985
		Series - 2006 3 (Class AF3)
1,307,544		Residential Asset Mortgage Products, Inc	4.970	09/25/33	1,333
		Series - 2003 RZ5 (Class A7)
885,737	i	Residential Asset Securities Corp	0.672	04/25/35	833
		Series - 2005 KS3 (Class M3)
8,720,058		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	7,476
		Series - 2006 HI5 (Class A3)
4,174,103		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	3,978
		Series - 2006 HI3 (Class A3)
2,000,000		Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	1,860
		Series - 2006 HI1 (Class M1)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 200,000		Residential Funding Mortgage Securities II, Inc	6.060%	02/25/36	$168
		Series - 2006 HI1 (Class M2)
1,470,621	i	Securitized Asset Backed Receivables LLC Trust	0.392	03/25/36	1,433
		Series - 2006 NC2 (Class A2)
1,400,000	g	SLM Student Loan Trust	4.370	04/17/28	1,452
		Series - 2011 A (Class A2)
1,750,000	g	SLM Student Loan Trust	3.740	02/15/29	1,766
		Series - 2011 B (Class A2)
729,850	i	Soundview Home Equity Loan Trust	0.352	10/25/36	721
		Series - 2006 EQ1 (Class A2)
1,011,213	i	Structured Asset Investment Loan Trust	0.642	05/25/35	967
		Series - 2005 4 (Class M1)
1,933,751	i	Structured Asset Investment Loan Trust	0.522	12/25/35	1,897
		Series - 2005 10 (Class A5)
2,750,000	g	Vornado DP LLC	5.280	09/13/28	2,946
		Series - 2010 VNO (Class C)
879,547	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	800
		Series - 2006 N1 (Class N1)
1,307,238	g,i	Wachovia Loan Trust	0.602	05/25/35	1,015
		Series - 2005 SD1 (Class A)
862,029	i	Wells Fargo Home Equity Trust	0.382	07/25/36	777
		Series - 2006 2 (Class A3)

		TOTAL ASSET BACKED			86,704

OTHER MORTGAGE BACKED - 1.5%
535,000		Banc of America Commercial Mortgage, Inc	5.675	07/10/46	569
		Series - 2006 4 (Class AM)
3,220,000	i	Banc of America Commercial Mortgage, Inc	5.664	04/10/49	3,543
		Series - 2007 2 (Class A4)
411,733	g,i	Banc of America Large Loan, Inc	0.502	03/15/22	410
		Series - 2005 MIB1 (Class B)
1,181,670	g,i	Banc of America Large Loan, Inc	0.552	03/15/22	1,158
		Series - 2005 MIB1 (Class C)
184,000	g,i	Banc of America Large Loan, Inc	0.602	03/15/22	179
		Series - 2005 MIB1 (Class D)
152,000	g,i	Banc of America Large Loan, Inc	0.642	03/15/22	148
		Series - 2005 MIB1 (Class E)
965,410		Bank of America Alternative Loan Trust	5.500	09/25/19	966
		Series - 2004 8 (Class 3A1)
1,293,409		Bear Stearns Asset Backed Securities Trust	5.250	04/25/35	1,199
		Series - 2005 AC2 (Class 1A)
505,000		Bear Stearns Commercial Mortgage Securities	5.201	12/11/38	568
		Series - 2006 PW14 (Class A4)
2,200,000	i	Bear Stearns Commercial Mortgage Securities	5.582	09/11/41	2,343
		Series - 2006 PW13 (Class AM)
2,405,000	i	Bear Stearns Commercial Mortgage Securities	5.568	10/12/41	2,575
		Series - 2006 T24 (Class AM)
2,655,000	i	Bear Stearns Commercial Mortgage Securities	4.750	02/13/46	2,855
		Series - 2004 T16 (Class A6)
555,000	i	Bear Stearns Commercial Mortgage Securities	5.694	06/11/50	632
		Series - 2007 PW17 (Class A4)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 895,000		Bear Stearns Commercial Mortgage Securities	5.700%	06/11/50	$1,021
		Series - 2007 PW18 (Class A4)
450,000		Citicorp Mortgage Securities, Inc	5.750	11/25/36	453
		Series - 2006 6 (Class A2)
686,090		Citicorp Mortgage Securities, Inc	6.000	05/25/37	691
		Series - 2007 4 (Class 1A7)
406,170	g,i	Citigroup Commercial Mortgage Trust	0.382	04/15/22	385
		Series - 2007 FL3A (Class A2)
1,750,000	g	Commercial Mortgage Pass Through Certificates	2.555	12/10/24	1,759
		Series - 2011 STRT (Class A)
2,005,000	g	Commercial Mortgage Pass Through Certificates	2.365	02/10/29	2,019
		Series - 2012 9W57 (Class A)
2,515,000	i	Commercial Mortgage Pass Through Certificates	5.650	12/10/49	2,593
		Series - 2007 C9 (Class AM)
2,733,097		Countrywide Alternative Loan Trust	5.500	08/25/16	2,803
		Series - 2004 30CB (Class 1A15)
1,638,539		Countrywide Home Loan Mortgage Pass Through Trust	5.250	02/25/16	1,633
		Series - 2005 6 (Class 1A10)
1,955,769		Countrywide Home Loan Mortgage Pass Through Trust	4.750	09/25/18	2,027
		Series - 2003 35 (Class 1A1)
859,921		Countrywide Home Loan Mortgage Pass Through Trust	5.250	05/25/35	843
		Series - 2005 12 (Class 1A5)
395,112		Countrywide Home Loan Mortgage Pass Through Trust	5.500	09/25/35	397
		Series - 2005 J3 (Class 1A1)
1,528,760	g,i	Credit Suisse Mortgage Capital Certificates	0.422	04/15/22	1,377
		Series - 2007 TF2A (Class A1)
3,550,000	g	Credit Suisse Mortgage Capital Certificates	5.626	05/15/23	3,937
		Series - 2006 OMA (Class D)
4,500,000	g	Credit Suisse Mortgage Capital Certificates	5.383	02/15/40	4,430
		Series - 2009 RR1 (Class A3C)
1,210,000		CS First Boston Mortgage Securities Corp	4.052	05/15/38	1,236
		Series - 2003 C3 (Class B)
3,591,599	g	DBUBS Mortgage Trust	3.742	11/10/46	3,818
		Series - 2011 LC1A (Class A1)
1,537,897	i	GMAC Mortgage Corp Loan Trust	4.566	10/19/33	1,588
		Series - 2003 AR1 (Class A5)
10,130,000	i	Greenwich Capital Commercial Funding Corp	5.883	07/10/38	10,545
		Series - 2006 GG7 (Class AM)
2,750,000	g	GS Mortgage Securities Corp II	5.148	08/10/43	2,950
		Series - 2010 C1 (Class B)
1,690,000	g,i	GS Mortgage Securities Corp II	5.229	12/10/43	1,681
		Series - 2010 C2 (Class C)
2,535,000	g,i	GS Mortgage Securities Corp II	5.229	12/10/43	2,719
		Series - 2010 C2 (Class B)
390,000	g,i	HVB Mortgage Capital Corp	2.292	09/10/22	377
		Series - 2003 FL1A (Class J)
7,656,023	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	0.617	07/15/19	7,427
		Series - 2007 FL1A (Class A1)
759,750	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	0.422	02/15/20	744
		Series - 2006 FL1A (Class A2)
3,928,107	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	0.562	02/15/20	3,667
		Series - 2006 FL1A (Class D)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 1,453,209	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	7.675%	10/12/37	$1,480
		Series - 2002 CIB5 (Class S1)
527,653	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	8.369	10/12/37	536
		Series - 2002 CIB5 (Class S2)
3,375,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	05/15/45	3,615
		Series - 2006 LDP8 (Class AM)
2,125,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.252	07/15/46	2,135
		Series - 2011 C4 (Class C)
4,120,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.816	06/15/49	4,516
		Series - 2007 LD11 (Class A4)
550,209	i	JP Morgan Mortgage Trust	4.298	04/25/35	551
		Series - 2005 A2 (Class 5A1)
900,000	i	LB-UBS Commercial Mortgage Trust	5.150	04/15/30	990
		Series - 2005 C2 (Class A5)
6,120,000		LB-UBS Commercial Mortgage Trust	5.424	02/15/40	6,861
		Series - 2007 C1 (Class A4)
1,750,000		LB-UBS Commercial Mortgage Trust	5.430	02/15/40	1,935
		Series - 2007 C2 (Class A3)
3,900,000		LB-UBS Commercial Mortgage Trust	5.455	02/15/40	4,028
		Series - 2007 C1 (Class AM)
2,450,000	i	LB-UBS Commercial Mortgage Trust	5.858	07/15/40	2,771
		Series - 2007 C6 (Class A4)
932,486		MASTER Asset Securitization Trust	5.000	05/25/35	940
		Series - 2005 1 (Class 2A5)
1,645,209	i	Merrill Lynch Mortgage Trust	5.107	07/12/38	1,740
		Series - 2005 CIP1 (Class AM)
4,040,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.172	12/12/49	4,455
		Series - 2006 4 (Class A3)
6,300,000	i	Morgan Stanley Capital I	5.447	02/12/44	7,047
		Series - 2007 HQ11 (Class A4)
710,000	g,i	Morgan Stanley Capital I	5.255	09/15/47	649
		Series - 2011 C1 (Class D)
2,185,000	g,i	Morgan Stanley Capital I	5.255	09/15/47	2,175
		Series - 2011 C1 (Class C)
850,000	i	Morgan Stanley Capital I	5.544	11/12/49	913
		Series - 2007 T25 (Class AM)
6,000,000	i	Nomura Asset Securities Corp	6.831	03/15/30	6,240
		Series - 1998 D6 (Class A2)
2,750,000	g	OBP Depositor LLC Trust	4.646	07/15/45	3,075
		Series - 2010 OBP (Class A)
2,215,000	g,i	RBSCF Trust	4.674	04/15/24	2,122
		Series - 2010 MB1 (Class D)
5,283,419	i	Residential Accredit Loans, Inc	0.432	05/25/46	2,995
		Series - 2006 QO5 (Class 2A1)
379,789	i	Structured Adjustable Rate Mortgage Loan Trust	0.622	03/25/35	367
		Series - 2005 6XS (Class A3)
21,647	i	Wachovia Bank Commercial Mortgage Trust	4.957	08/15/35	22
		Series - 2003 C6 (Class A3)
471,449		Wachovia Bank Commercial Mortgage Trust	5.246	12/15/43	479
		Series - 2007 C30 (Class A3)
3,390,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	3,178
		Series - 2007 C30 (Class AM)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$6,880,000	i	Wachovia Bank Commercial Mortgage Trust	5.968%	06/15/45	$7,566
		Series - 2006 C26 (Class AM)
2,505,000		Wachovia Bank Commercial Mortgage Trust	5.500	04/15/47	2,694
		Series - 2007 C31 (Class A5)
1,160,000		Wachovia Bank Commercial Mortgage Trust	5.339	11/15/48	1,187
		Series - 2006 C29 (Class AM)
1,745,000	i	Wachovia Bank Commercial Mortgage Trust	5.899	02/15/51	1,913
		Series - 2007 C33 (Class A5)
2,175,000	i	Wachovia Bank Commercial Mortgage Trust	5.899	02/15/51	2,410
		Series - 2007 C33 (Class A4)
694,815		Wells Fargo Mortgage Backed Securities Trust	5.500	04/25/35	697
		Series - 2005 2 (Class 1A1)

		TOTAL OTHER MORTGAGE BACKED			162,547

		TOTAL STRUCTURED ASSETS			249,251

		(Cost $247,304)

		TOTAL BONDS			4,184,791

		(Cost $4,029,360)

SHARES		COMPANY

COMMON STOCKS - 60.4%

AUTOMOBILES & COMPONENTS - 1.4%
34,600	*,e	Aisin Seiki Co Ltd			1,230
81,409	*	American Axle & Manufacturing Holdings, Inc			953
898	e	Autoliv, Inc			60
127,203		Bayerische Motoren Werke AG.			11,443
10,822		Bayerische Motoren Werke AG. (Preference)			643
57,644	*,e	BorgWarner, Inc			4,862
151,700	e	Denso Corp			5,126
3,163,566		Ford Motor Co			39,513
8,129	*,e	Fuel Systems Solutions, Inc			213
203,430		Harley-Davidson, Inc			9,984
361,780	e	Honda Motor Co Ltd			13,934
816,059		Johnson Controls, Inc			26,506
177,000	*,e	Mitsubishi Motors Corp			202
38,400	*	Modine Manufacturing Co			339
799,600	e	Nissan Motor Co Ltd			8,597
87,680		Peugeot S.A.			1,413
97,815		Pirelli & C S.p.A.			1,164
95,046		Renault S.A.			5,013
9,200		Stanley Electric Co Ltd			147
48,870		Superior Industries International, Inc			955
49,500		Suzuki Motor Corp			1,193
118,543	*	Tenneco, Inc			4,404
2,900	e	Toyoda Gosei Co Ltd			57
34,900	e	Toyota Industries Corp			1,063
77,972		Volkswagen AG. (Preference)			13,712
102,500	e	Yamaha Motor Co Ltd			1,387

		TOTAL AUTOMOBILES & COMPONENTS			154,113

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

BANKS - 3.5%
1,078	e	Arrow Financial Corp	$26
7,264		Associated Banc-Corp	101
502,147		Australia & New Zealand Banking Group Ltd	12,114
1,911,833		Banca Intesa S.p.A.	3,427
766,621		Banca Intesa S.p.A. RSP	1,183
880,132		Banco Bilbao Vizcaya Argentaria S.A.	7,016
1,015,512		Banco Santander Central Hispano S.A.	7,809
18,612		Bank of Hawaii Corp	900
205,100	e	Bank of Nova Scotia	11,490
1,286,316		Barclays plc	4,847
1,064,370		BB&T Corp	33,411
4,408		Bendigo Bank Ltd	35
8,742		CapitalSource, Inc	58
7,221		Capitol Federal Financial	86
3,360		Cathay General Bancorp	59
64,852	*,e	Citizens Republic Bancorp, Inc	1,012
2,120		Columbia Banking System, Inc	48
153,315		Comerica, Inc	4,961
1,156		Commerce Bancshares, Inc	47
301,281		Commonwealth Bank of Australia	15,634
3,936		Community Bank System, Inc	113
1,591		Cullen/Frost Bankers, Inc	93
88,910	*	Danske Bank AS	1,511
218,288		DNB NOR Holding ASA	2,809
2,420		East West Bancorp, Inc	56
1,353,842		Fifth Third Bancorp	19,021
187,908		First Horizon National Corp	1,951
7,421		First Niagara Financial Group, Inc	73
5,385		FNB Corp	65
2,590		Glacier Bancorp, Inc	39
1,710		Hancock Holding Co	61
323,200	e	Hang Seng Bank Ltd	4,300
2,911,418		HSBC Holdings plc	25,860
210,900		Hudson City Bancorp, Inc	1,542
9,132		Huntington Bancshares, Inc	59
1,147		International Bancshares Corp	24
90,119		KBC Groep NV	2,267
1,111,500		Keycorp	9,448
153,669		M&T Bank Corp	13,351
1,800		MB Financial, Inc	38
1,746,800	e	Mitsubishi UFJ Financial Group, Inc	8,766
3,311,900	e	Mizuho Financial Group, Inc	5,449
403,419		National Australia Bank Ltd	10,299
6,490		National Penn Bancshares, Inc	57
1,500		NBT Bancorp, Inc	33
139,542	e	New York Community Bancorp, Inc	1,941
644,338	e	Nordea Bank AB	5,859
19,938		Old National Bancorp	262
600	e	Park National Corp	42

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

2,500	*	Pinnacle Financial Partners, Inc	$46
529,666		PNC Financial Services Group, Inc	34,158
1,987,455	*	Popular, Inc	4,074
53,363		Provident Financial Services, Inc	775
1,137,744		Regions Financial Corp	7,498
2,569		Rockville Financial, Inc	30
250,810		Royal Bank of Canada (Toronto)	14,536
5,806,276	*	Royal Bank of Scotland Group plc	2,566
1,000		S&T Bancorp, Inc	22
685,000		Shinsei Bank Ltd	902
410,200	e	Shizuoka Bank Ltd	4,235
1,200	*	Signature Bank	76
221,278	e	Skandinaviska Enskilda Banken AB (Class A)	1,572
328,241		Standard Chartered plc	8,197
5,030		Susquehanna Bancshares, Inc	50
26,013	*	SVB Financial Group	1,674
244,510	e	Svenska Handelsbanken (A Shares)	7,795
6,304		TCF Financial Corp	75
150,111	e	Toronto-Dominion Bank	12,741
1,700		Trustmark Corp	42
3,150		Umpqua Holdings Corp	43
636,738	*	UniCredit S.p.A	3,189
1,467,446		US Bancorp	46,489
5,844		Webster Financial Corp	132
5,690	*	Western Alliance Bancorp	48
629,923	e	Westpac Banking Corp	14,299
1,110	e	Wintrust Financial Corp	40
15,516		Zions Bancorporation	333

		TOTAL BANKS	385,290

CAPITAL GOODS - 5.0%
511,431		3M Co	45,625
5,700		A.O. Smith Corp	256
9,214	*,e	A123 Systems, Inc	10
40,150	e	ACS Actividades Cons y Servicios S.A.	1,027
4,358		Actuant Corp (Class A)	126
1,900	*	Aegion Corp	34
75,930		Alfa Laval AB	1,562
2,655	*,e	American Superconductor Corp	11
442,434		Ametek, Inc	21,462
4,300		Ampco-Pittsburgh Corp	87
5,965		Apogee Enterprises, Inc	77
3,036		Applied Industrial Technologies, Inc	125
56,219	*	ArvinMeritor, Inc	454
339,000	e	Asahi Glass Co Ltd	2,906
51,800		Assa Abloy AB (Class B)	1,623
10,969	*	Astec Industries, Inc	400
126,814		Balfour Beatty plc	578
120,801		Barnes Group, Inc	3,178
2,120	*	Beacon Roofing Supply, Inc	55
258		Belden CDT, Inc	10
366,700	e	Bombardier, Inc	1,522

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

100,447	e	Bouygues S.A.	$3,063
1,300		Brady Corp (Class A)	42
29,997	e	Briggs & Stratton Corp	538
23,239	*,e	Builders FirstSource, Inc	98
299,328		Bunzl plc	4,814
8,500		CAE, Inc	87
1,131	*	Chart Industries, Inc	83
118,516		Cintra Concesiones de Infraestructuras de Transporte S.A.	1,361
2,153		Clarcor, Inc	106
1,734	*	Colfax Corp	61
113,374		Compagnie de Saint-Gobain	5,058
32,100		Cooper Industries plc	2,053
241,660		Cummins, Inc	29,009
26,300	e	Daikin Industries Ltd	722
646,041		Danaher Corp	36,178
405,664		Deere & Co	32,818
2,541		Delek Group Ltd	503
32,288		Dover Corp	2,032
11,212		Ducommun, Inc	133
341,115		Eaton Corp	16,998
724,236		Emerson Electric Co	37,791
1,885	*	EnerSys	65
1,280	*	EnPro Industries, Inc	53
1,450		ESCO Technologies, Inc	53
124,993		Fastenal Co	6,762
105,500	*	FIAT Industrial S.p.A.	1,126
15,300	e	Finning International, Inc	421
41,048		Fluor Corp	2,465
26,280	e	Fomento de Construcciones y Contratas S.A.	587
2,330		Gardner Denver, Inc	147
1,473		GATX Corp	59
15,000		GEA Group AG.	517
11,391		Geberit AG.	2,380
1,350	*	General Cable Corp	39
48,876	*	Gibraltar Industries, Inc	741
1,500		Gorman-Rupp Co	44
71,827		Graco, Inc	3,811
57,000	*	GrafTech International Ltd	681
1,240		Granite Construction, Inc	36
966	e	Heico Corp	50
2,491	*	Hexcel Corp	60
32,600	e	Hitachi Construction Machinery Co Ltd	729
10,400		Hochtief AG.	629
593,893		Illinois Tool Works, Inc	33,923
74,873		Ingersoll-Rand plc	3,096
2,300		Insteel Industries, Inc	28
349,846		Invensys plc	1,114
1,359	*	Jacobs Engineering Group, Inc	60
2,187		Joy Global, Inc	161
27,700		JS Group Corp	583
7,600		JTEKT Corp	92
159,000	e	Komatsu Ltd	4,572

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

380,797		Koninklijke Philips Electronics NV	$7,729
320,000	e	Kubota Corp	3,097
6,983	*	Layne Christensen Co	155
36,587		LB Foster Co (Class A)	1,043
26,197		Lincoln Electric Holdings, Inc	1,187
15,600	*,e	Makita Corp	633
595,000	e	Marubeni Corp	4,327
363,959		Masco Corp	4,866
16,896	e	Metso Oyj	722
750	*	Middleby Corp	76
394,000		Mitsubishi Electric Corp	3,518
1,721		MSC Industrial Direct Co (Class A)	143
114,717	*	NCI Building Systems, Inc	1,320
83,000	e	NGK Insulators Ltd	1,196
28,000	e	Nidec Corp	2,560
147,946		Nordson Corp	8,065
86,000	e	NSK Ltd	670
152,793		Orkla ASA	1,209
134,416	*	Owens Corning, Inc	4,843
281,636		Paccar, Inc	13,189
52,309		Pall Corp	3,119
724		Parker Hannifin Corp	61
43,748		Pentair, Inc	2,083
27,870	*,e	Polypore International, Inc	980
190,495		Precision Castparts Corp	32,937
35,452		Quanex Building Products Corp	625
65,025	*	Quanta Services, Inc	1,359
72,730		Rockwell Automation, Inc	5,797
5,406		Rockwell Collins, Inc	311
43,584		Roper Industries, Inc	4,322
3,300	*	Rush Enterprises, Inc (Class A)	70
236,880		Sandvik AB	3,418
2,100		Sauer-Danfoss, Inc	99
172,100		Scania AB (B Shares)	3,580
182,088		Schneider Electric S.A.	11,912
1,857,500		SembCorp Industries Ltd	7,797
71,789	*	Sensata Technologies Holding BV	2,404
98,000	e	Shimizu Corp	394
2,998		Simpson Manufacturing Co, Inc	97
66,100		Skanska AB (B Shares)	1,145
27,000		SKF AB (B Shares)	659
32,670		Smiths Group plc	550
22,250		Snap-On, Inc	1,357
204,348	*	Spirit Aerosystems Holdings, Inc (Class A)	4,998
132,300		Sumitomo Electric Industries Ltd	1,832
104,755		Tennant Co	4,609
2,732		Timken Co	139
1,716	*	TransDigm Group, Inc	199
1,800	*,e	Trex Co, Inc	58
395,211		Tyco International Ltd	22,203
1,070		Universal Forest Products, Inc	37
544		Valmont Industries, Inc	64

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

37,780	*,e	Vestas Wind Systems AS	$384
176,760		Vinci S.A.	9,211
408,690		Volvo AB (B Shares)	5,953
114,425		W.W. Grainger, Inc	24,580
9,022	*	Wabash National Corp	93
48,027	*	WABCO Holdings, Inc	2,905
1,517		Watsco, Inc	112
19,023	*	WESCO International, Inc	1,242
49,151		Westinghouse Air Brake Technologies Corp	3,704
131,715		Wolseley plc	5,033
17,783	e	Zardoya Otis S.A.	230

		TOTAL CAPITAL GOODS	552,970

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
2,604		ABM Industries, Inc	63
23,001	*	ACCO Brands Corp	285
63,258		Adecco S.A.	3,313
13,075		Aggreko plc	471
190,700		Avery Dennison Corp	5,746
176,302		Brambles Ltd	1,297
2,370		Brink’s Co	57
2,800		Bureau Veritas S.A.	247
120,569		Capita Group plc	1,414
2,000		CDI Corp	36
2,394	*	Copart, Inc	62
6,678		Corporate Executive Board Co	287
3,144		Covanta Holding Corp	51
218,000	e	Dai Nippon Printing Co Ltd	2,243
18,020		Deluxe Corp	422
73,870		Dun & Bradstreet Corp	6,259
1,517		Equifax, Inc	67
313,217		Experian Group Ltd	4,886
2,000		Heidrick & Struggles International, Inc	44
8,629		Herman Miller, Inc	198
21,504		HNI Corp	597
700	*	IHS, Inc (Class A)	66
7,700		Intertek Group plc	309
75,492		Iron Mountain, Inc	2,174
2,980		Knoll, Inc	50
3,300	*	Korn/Ferry International	55
42,601		Manpower, Inc	2,018
2,100	*	Mobile Mini, Inc	44
19,264	e	Pitney Bowes, Inc	339
34,400	e	Randstad Holdings NV	1,300
144,390		Robert Half International, Inc	4,375
54,900	e	Secom Co Ltd	2,705
400		Societe BIC S.A.	40
1,544	*	Standard Parking Corp	32
44,676	*	Tetra Tech, Inc	1,178
179,000	e	Toppan Printing Co Ltd	1,408
1,400		United Stationers, Inc	43
2,100		Viad Corp	41
142,969		Waste Management, Inc	4,998

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	49,220

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

CONSUMER DURABLES & APPAREL - 0.9%
18,048		Adidas-Salomon AG.	$1,410
4,859	e	American Greetings Corp (Class A)	74
52,300		Burberry Group plc	1,254
32,738	e	Callaway Golf Co	221
1,557	*	Carter’s, Inc	78
30,920		Christian Dior S.A.	4,750
341	e	Columbia Sportswear Co	16
111,473		Compagnie Financiere Richemont S.A.	6,987
2,733	*,e	Deckers Outdoor Corp	172
24,000	e	Electrolux AB (Series B)	507
2,380	e	Ethan Allen Interiors, Inc	60
11,700		Gildan Activewear, Inc	322
1,769	*	Hanesbrands, Inc	52
1,563	*	Iconix Brand Group, Inc	27
1,990	*	Maidenform Brands, Inc	45
442,900	e	Matsushita Electric Industrial Co Ltd	4,130
513,609		Mattel, Inc	17,288
1,009	*	Mohawk Industries, Inc	67
23,800		Movado Group, Inc	584
3,748		Newell Rubbermaid, Inc	67
342,343		Nike, Inc (Class B)	37,124
197,000	e	Nikon Corp	6,051
21,393		Oxford Industries, Inc	1,087
9,478	*	Perry Ellis International, Inc	177
24,980		Phillips-Van Heusen Corp	2,232
2,000		Pool Corp	75
50,000		Sekisui Chemical Co Ltd	436
81,000		Sekisui House Ltd	800
132,000	e	Sharp Corp	972
208,900	*,e	Sony Corp	4,370
9,814	*	Tempur-Pedic International, Inc	829
1,519	*	True Religion Apparel, Inc	42
22,874		Tupperware Corp	1,452
1,150	*,e	Under Armour, Inc (Class A)	108
33,725		VF Corp	4,923
1,872	*	Warnaco Group, Inc	109
123,400	e	Yamaha Corp	1,292

		TOTAL CONSUMER DURABLES & APPAREL	100,190

CONSUMER SERVICES - 1.2%
35,220	*	AFC Enterprises	597
800	*,e	American Public Education, Inc	30
5,100		Autogrill S.p.A.	54
30,700	e	Benesse Corp	1,530
1,710	*	BJ’s Restaurants, Inc	86
7,343		Bob Evans Farms, Inc	277
2,181		Brinker International, Inc	60
1,171		CBRL Group, Inc	65

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

1,020		CEC Entertainment, Inc	$39
1,799	*,e	Cheesecake Factory	53
154	*	Chipotle Mexican Grill, Inc (Class A)	64
103,153	e	Choice Hotels International, Inc	3,852
2,246	*,e	Coinstar, Inc	143
514,283		Compass Group plc	5,392
113,052		Darden Restaurants, Inc	5,784
1,346	*	DineEquity, Inc	67
3,400		Domino’s Pizza, Inc	123
74,462	*	Gaylord Entertainment Co	2,293
3,984	*	Jack in the Box, Inc	95
317,129		Marriott International, Inc (Class A)	12,003
541,573		McDonald’s Corp	53,128
12,376	*,e	O’Charleys, Inc	122
949	*	Panera Bread Co (Class A)	153
1,300	*	Papa John’s International, Inc	49
1,110	*,e	Peet’s Coffee & Tea, Inc	82
2,433		PF Chang’s China Bistro, Inc	96
11,375	*	Ruby Tuesday, Inc	104
29,578	*	Sonic Corp	227
728,034		Starbucks Corp	40,690
134,327		Starwood Hotels & Resorts Worldwide, Inc	7,577
607	e	Strayer Education, Inc	57
9,100		Tim Hortons, Inc (Toronto)	487
2,200		Universal Technical Institute, Inc	29
6,203	e	Weight Watchers International, Inc	479
10,500		Whitbread plc	310
45,536		Wyndham Worldwide Corp	2,118

		TOTAL CONSUMER SERVICES	138,315

DIVERSIFIED FINANCIALS - 3.3%
4,200	e	Aeon Credit Service Co Ltd	67
211,373	*	American Capital Ltd	1,833
831,980		American Express Co	48,138
185,058		Ameriprise Financial, Inc	10,572
3,458		Ares Capital Corp	57
1,376,656		Bank of New York Mellon Corp	33,219
149,037		BlackRock, Inc	30,538
547,368		Capital One Financial Corp	30,510
2,073		CBOE Holdings, Inc	59
1,603,393		Charles Schwab Corp	23,041
62,510		CME Group, Inc	18,086
1,362	e	Cohen & Steers, Inc	43
51,900		Deutsche Boerse AG.	3,495
601,671		Discover Financial Services	20,060
4,119	*	E*Trade Financial Corp	45
34,040		Eaton Vance Corp	973
51,550		Evercore Partners, Inc (Class A)	1,499
250,966		Franklin Resources, Inc	31,127
1,704	*,e	Green Dot Corp	45
1,736	e	Greenhill & Co, Inc	76
98,783	*	IntercontinentalExchange, Inc	13,575

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

1,750	*	International Assets Holding Corp	$37
416,535		Invesco Ltd	11,109
3,030	*	Investment Technology Group, Inc	36
9,972		Janus Capital Group, Inc	89
1,570	e	KBW, Inc	29
25,700		Kinnevik Investment AB (Series B)	598
4,153	*	Knight Capital Group, Inc (Class A)	53
99,297		Legg Mason, Inc	2,773
19,050		Mitsubishi UFJ Lease & Finance Co Ltd	842
94,335	*	Nasdaq Stock Market, Inc	2,443
135,919	*	NewStar Financial, Inc	1,511
1,120,800	*,e	Nomura Holdings, Inc	4,996
240,401		Northern Trust Corp	11,407
290,414		NYSE Euronext	8,715
2,760	*	PHH Corp	43
15,778	*	Safeguard Scientifics, Inc	271
107,051		SEI Investments Co	2,215
505,504		State Street Corp	23,000
290,036		T Rowe Price Group, Inc	18,939
16,754	e	Triangle Capital Corp	331

		TOTAL DIVERSIFIED FINANCIALS	356,495

ENERGY - 5.6%
31,900	*	Acergy S.A.	845
38,100		Aker Kvaerner ASA	645
31,400		AMEC plc	557
333,022		Apache Corp	33,449
19,900	e	ARC Energy Trust	457
235,018	*,e	ATP Oil & Gas Corp	1,727
4,366	*	Atwood Oceanics, Inc	196
2,112	*	Basic Energy Services, Inc	37
854,626		BG Group plc	19,816
8,300	e	Bonavista Energy Trust	168
7,080	*	Cal Dive International, Inc	23
214,719	*	Cameron International Corp	11,344
24,454	e	CARBO Ceramics, Inc	2,579
5,590	*	Carrizo Oil & Gas, Inc	158
287,400		Cenovus Energy, Inc (Toronto)	10,344
7,183	*	Cheniere Energy, Inc	108
751,526		Chesapeake Energy Corp	17,413
111,359		Cimarex Energy Co	8,404
268,523	*,e	Clean Energy Fuels Corp	5,714
5,145	*	Cobalt International Energy, Inc	155
45,027	*	Compagnie Generale de Geophysique S.A.	1,338
1,993	*,e	Comstock Resources, Inc	32
2,731	*	Concho Resources, Inc	279
46,605	*	Contango Oil & Gas Co	2,746
934	*,e	Continental Resources, Inc	80
163,000	e	Cosmo Oil Co Ltd	455
21,100	e	Crescent Point Energy Corp	908
190,536		Crosstex Energy, Inc	2,694
124,890	*	CVR Energy, Inc	3,341

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

11,452	*	Dawson Geophysical Co	$393
486,380	*	Denbury Resources, Inc	8,867
455,616	*	Devon Energy Corp	32,403
2,499	*	Dresser-Rand Group, Inc	116
930,912		El Paso Corp	27,509
290,374		Enbridge, Inc	11,278
11,000	e	Enerplus Resources Fund	246
624,899		ENI S.p.A.	14,645
307,389		EOG Resources, Inc	34,151
343,498		Equitable Resources, Inc	16,560
903	*	Exterran Holdings, Inc	12
257,424	*	FMC Technologies, Inc	12,979
16,800		Fugro NV	1,198
140,158		Galp Energia SGPS S.A.	2,306
16,840	*,e	GMX Resources, Inc	21
47,986	*,e	Goodrich Petroleum Corp	913
22,906		Gulf Island Fabrication, Inc	670
65,116	*	Gulfmark Offshore, Inc	2,993
108,787	*	Hercules Offshore, Inc	514
419,855		Hess Corp	24,751
159,117	*	Hornbeck Offshore Services, Inc	6,688
16,000	e	Idemitsu Kosan Co Ltd	1,601
670		Inpex Holdings, Inc	4,556
38,515	*	ION Geophysical Corp	248
4,180	*	Key Energy Services, Inc	64
857	*,e	Kinder Morgan Management LLC	64
9,058	*,e	Kodiak Oil & Gas Corp	90
15,039		Lufkin Industries, Inc	1,213
778,075		Marathon Oil Corp	24,665
6,367	*	Matrix Service Co	89
444,759		National Oilwell Varco, Inc	35,345
3,769	*	Natural Gas Services Group, Inc	50
126,731	e	Neste Oil Oyj	1,560
148,046	*	Newfield Exploration Co	5,134
252,677		Nexen, Inc	4,633
125,262		Noble Corp	4,693
303,809		Noble Energy, Inc	29,706
14,826	*,e	Northern Oil And Gas, Inc	308
2,078	*,e	Oasis Petroleum, Inc	64
23,381		Oceaneering International, Inc	1,260
16,241	*	Oil States International, Inc	1,268
142,009		OMV AG.	5,051
558,343		Origin Energy Ltd	7,726
4,321	*	OYO Geospace Corp	455
25,100		Pacific Rubiales Energy Corp (Toronto)	733
116,848	*	Parker Drilling Co	698
82,000	e	Penn West Energy Trust	1,602
28,200		Petrofac Ltd	786
37,146	*	Petroleum Development Corp	1,378
68,060	*,e	Petroquest Energy, Inc	418
87,693	*	Pioneer Drilling Co	772
171,767		Pioneer Natural Resources Co	19,168

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

1,514	*	Plains Exploration & Production Co	$65
308,642		Questar Market Resources, Inc	9,414
90,760	*,e	Quicksilver Resources, Inc	457
107,336		Range Resources Corp	6,241
769,765	*	Rentech, Inc	1,601
314,475		Repsol YPF S.A.	7,905
36,777	*,e	Rex Energy Corp	393
13,890	*	Rosetta Resources, Inc	677
64,322	e	RPC, Inc	682
41,511		Saipem S.p.A.	2,145
466,753		Santos Ltd	6,892
894		SEACOR Holdings, Inc	86
58,600	e	Showa Shell Sekiyu KK	376
233,642	*	Southwestern Energy Co	7,149
979,173		Spectra Energy Corp	30,893
93,305		St. Mary Land & Exploration Co	6,603
1,330		Statoil ASA	36
414,704		Suncor Energy, Inc	13,550
50,807		Sunoco, Inc	1,938
51,787	*	Superior Energy Services	1,365
458,500		Talisman Energy, Inc	5,764
10,769		Technip S.A.	1,272
159,456		Tenaris S.A.	3,045
5,071	*	Tetra Technologies, Inc	48
800		Tidewater, Inc	43
158,000		TonenGeneral Sekiyu KK	1,461
262,191		Tullow Oil plc	6,408
135,014	*	Ultra Petroleum Corp	3,055
41,805	*	Unit Corp	1,788
3,500	e	Vermilion Energy Trust	161
890,401	*	Weatherford International Ltd	13,436
290,435	e	Western Refining, Inc	5,466
105,778	*	Whiting Petroleum Corp	5,744

		TOTAL ENERGY	626,782

FOOD & STAPLES RETAILING - 0.8%
156,800	e	Aeon Co Ltd	2,065
179,256		Carrefour S.A.	4,296
844		Casey’s General Stores, Inc	47
12,176		Casino Guichard Perrachon S.A.	1,200
5,000		Colruyt S.A.	201
10,250		Delhaize Group	539
177,850	*	Distribuidora Internacional de Alimentacion S.A.	881
2,468		Harris Teeter Supermarkets, Inc	99
172,768		J Sainsbury plc	860
59,300		Jeronimo Martins SGPS S.A.	1,208
6,988		Kesko Oyj (B Shares)	227
302,457		Koninklijke Ahold NV	4,191
238,990		Kroger Co	5,791
9,800	e	Lawson, Inc	617
35,900	e	Loblaw Cos Ltd	1,224
57,100		Metcash Ltd	254

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

68,666		Metro AG.	$2,655
12,200		Metro, Inc	651
221		Pricesmart, Inc	16
372,221	e	Safeway, Inc	7,523
128,700		Seven & I Holdings Co Ltd	3,838
18,582		Spartan Stores, Inc	337
853,753		Sysco Corp	25,493
1,918,076		Tesco plc	10,124
1,270	*	United Natural Foods, Inc	59
81,810		Whole Foods Market, Inc	6,807
152,243		WM Morrison Supermarkets plc	726
250,972		Woolworths Ltd	6,758

		TOTAL FOOD & STAPLES RETAILING	88,687

FOOD, BEVERAGE & TOBACCO - 2.7%
150,000	e	Ajinomoto Co, Inc	1,887
29,818		Aryzta AG.	1,473
191,588		Associated British Foods plc	3,741
2,423	e	Calavo Growers, Inc	65
317,327	e	Campbell Soup Co	10,741
189,544		Coca Cola Hellenic Bottling Co S.A.	3,628
72,900		Coca-Cola Amatil Ltd	942
6,100		Coca-Cola West Japan Co Ltd	107
37,233		ConAgra Foods, Inc	978
5,450	*	Darling International, Inc	95
1,010	e	Diamond Foods, Inc	23
1,266	e	Dr Pepper Snapple Group, Inc	51
2,100		Flowers Foods, Inc	43
804,269		General Mills, Inc	31,728
90,910	*,e	Green Mountain Coffee Roasters, Inc	4,258
171,325		Groupe Danone	11,951
469,591		H.J. Heinz Co	25,147
2,100	*	Hain Celestial Group, Inc	92
9,909		Hormel Foods Corp	292
30,946		J.M. Smucker Co	2,518
538,354		Kellogg Co	28,872
28,997		Kerry Group plc (Class A)	1,341
31,000	e	Kikkoman Corp	360
1,185,040		Kraft Foods, Inc (Class A)	45,043
3,503	e	Lancaster Colony Corp	233
16,889		McCormick & Co, Inc	919
57,440		Mead Johnson Nutrition Co	4,738
3,800	e	MEIJI Holdings Co Ltd	166
17,511	*	Monster Beverage Corp	1,087
13,000	e	Nippon Meat Packers, Inc	166
39,000	e	Nisshin Seifun Group, Inc	474
14,500	e	Nissin Food Products Co Ltd	543
851,767		PepsiCo, Inc	56,515
29,100		Saputo, Inc	1,261
590,596		Sara Lee Corp	12,716
13,800		Suedzucker AG.	439
11,428	e,h	Tootsie Roll Industries, Inc	262

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

393,114		Unilever NV	$13,375
525,513		Unilever plc	17,338
81,300		Viterra, Inc	1,297
42,800	e	Yakult Honsha Co Ltd	1,475
6,000	e	Yamazaki Baking Co Ltd	86

		TOTAL FOOD, BEVERAGE & TOBACCO	288,466

HEALTH CARE EQUIPMENT & SERVICES - 2.0%
2,108	*,e	Accretive Health, Inc	42
512,719		Aetna, Inc	25,718
2,548	*	Align Technology, Inc	70
1,123	*	Amerigroup Corp	76
10,800	*	Amsurg Corp	302
629,168		Baxter International, Inc	37,612
310,837		Becton Dickinson & Co	24,136
3,075	*	Brookdale Senior Living, Inc	58
42,005	*	Centene Corp	2,057
7,109		Chemed Corp	446
174,588		Cigna Corp	8,598
9,815	*,e	Conceptus, Inc	141
1,930		Coventry Health Care, Inc	69
6,786	*	CryoLife, Inc	36
17,387	*,e	Delcath Systems, Inc	55
3,100	*	Gen-Probe, Inc	206
12,050	*	Greatbatch, Inc	295
730	*	Haemonetics Corp	51
11,364	*	Health Management Associates, Inc (Class A)	76
12,187	*	Henry Schein, Inc	922
78,382		Hill-Rom Holdings, Inc	2,619
3,907	*	HMS Holdings Corp	122
93,320		Humana, Inc	8,630
45,302	*	Idexx Laboratories, Inc	3,962
1,200	*	Integra LifeSciences Holdings Corp	42
2,446		Invacare Corp	40
44,867	*	Inverness Medical Innovations, Inc	1,167
6,078	*	LHC Group, Inc	113
58,522	*	LifePoint Hospitals, Inc	2,308
997	*	Magellan Health Services, Inc	49
2,103	*,e	MAKO Surgical Corp	89
1,760		Masimo Corp	41
1,730	*	MedAssets, Inc	23
292,241	*	Medco Health Solutions, Inc	20,544
5,257	*	Medidata Solutions, Inc	140
977,268		Medtronic, Inc	38,299
45,847	*	Molina Healthcare, Inc	1,542
8,672	*	MWI Veterinary Supply, Inc	763
14,388	*	Natus Medical, Inc	172
1,976	*	NuVasive, Inc	33
2,364	*	NxStage Medical, Inc	45
3,000	*	Omnicell, Inc	46
7,475	*	OraSure Technologies, Inc	86
5,635		Owens & Minor, Inc	171

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

5,380	*	Palomar Medical Technologies, Inc	$50
90,384		Patterson Cos, Inc	3,019
2,500	*	PSS World Medical, Inc	63
1,198		Quality Systems, Inc	52
17,237	*	Resmed, Inc	533
1,120	*	Sirona Dental Systems, Inc	58
42,215		STERIS Corp	1,335
4,400	e	Suzuken Co Ltd	136
7,700	e	Sysmex Corp	313
440,824		WellPoint, Inc	32,533
2,100	*	Wright Medical Group, Inc	40

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	220,144

HOUSEHOLD & PERSONAL PRODUCTS - 2.0%
249,577		Avon Products, Inc	4,832
9,680		Beiersdorf AG.	632
54,785		Clorox Co	3,766
402,101		Colgate-Palmolive Co	39,317
263,163		Estee Lauder Cos (Class A)	16,300
210		Henkel KGaA	13
156,880		Henkel KGaA (Preference)	11,497
181,200	e	Kao Corp	4,778
441,159		Kimberly-Clark Corp	32,597
63,795		L’Oreal S.A.	7,874
44,575	*,e	Medifast, Inc	778
1,610		Nu Skin Enterprises, Inc (Class A)	93
1,287,868		Procter & Gamble Co	86,558
152,666		Reckitt Benckiser Group plc	8,638

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	217,673

INSURANCE - 3.6%
428,670		ACE Ltd	31,379
651,988		Aflac, Inc	29,985
339	*	Alleghany Corp	112
4,400	e	American Equity Investment Life Holding Co	56
1,538,155		AMP Ltd	6,889
58,127	*	Arch Capital Group Ltd	2,165
3,203		Arthur J. Gallagher & Co	114
126,789		Aspen Insurance Holdings Ltd	3,542
421,903		Assicurazioni Generali S.p.A.	6,550
112,933		Assurant, Inc	4,574
9,623		Axis Capital Holdings Ltd	319
897,901	*	Berkshire Hathaway, Inc (Class B)	72,865
432,030		Chubb Corp	29,858
450,599	e	Cincinnati Financial Corp	15,550
142,760		CNP Assurances	2,228
1,200	e	Dai-ichi Mutual Life Insurance Co	1,676
2,054		Delphi Financial Group, Inc (Class A)	92
37,351		Delta Lloyd NV	657
1,400		Donegal Group, Inc (Class A)	19
4,146	*	eHealth, Inc	68
2,400		Employers Holdings, Inc	42

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

47,737		Endurance Specialty Holdings Ltd	$1,941
3,539		First American Financial Corp	59
702,131	*	Genworth Financial, Inc (Class A)	5,842
1,200		Harleysville Group, Inc	69
3,500	*	Hilltop Holdings, Inc	29
547,527		Insurance Australia Group Ltd	1,933
1,916		Kemper Corp	58
363,115		Lincoln National Corp	9,572
5,262	*	Markel Corp	2,362
4,850		Meadowbrook Insurance Group, Inc	45
78,600	e	Mitsui Sumitomo Insurance Group Holdings, Inc	1,626
123,177		Montpelier Re Holdings Ltd	2,380
75,286		Muenchener Rueckver AG.	11,353
59,105	*	National Financial Partners Corp	895
700	*	Navigators Group, Inc	33
3,256,923		Old Mutual plc	8,269
733		PartnerRe Ltd	50
436,156	*	Phoenix Cos, Inc	1,069
56,579		Platinum Underwriters Holdings Ltd	2,065
2,297		Primerica, Inc	58
388,270		Principal Financial Group	11,458
998,873		Progressive Corp	23,154
26,747		Protective Life Corp	792
569,234		Prudential Financial, Inc	36,084
912,978		Prudential plc	10,940
984		Reinsurance Group of America, Inc (Class A)	58
749		RenaissanceRe Holdings Ltd	57
1,421		RLI Corp	102
1,522,946	e	Royal & Sun Alliance Insurance Group plc	2,549
900		Safety Insurance Group, Inc	37
6,001		SeaBright Insurance Holdings, Inc	54
2,400		Selective Insurance Group, Inc	42
5,540		Stancorp Financial Group, Inc	227
1,244,153		Standard Life plc	4,573
13,455	e	Stewart Information Services Corp	191
169,853		Swiss Re Ltd	10,847
177,900	e	T&D Holdings, Inc	2,077
511,085		Travelers Cos, Inc	30,256
800		TrygVesta AS	45
143,862		W.R. Berkley Corp	5,196
233,049		XL Capital Ltd	5,055

		TOTAL INSURANCE	402,242

MATERIALS - 3.9%
66,358		Agnico-Eagle Mines Ltd	2,211
20,600		Agrium, Inc (Toronto)	1,778
87,628		Air Liquide	11,686
304,680		Air Products & Chemicals, Inc	27,970
21,000		Air Water, Inc	273
6,480		Airgas, Inc	576
19,300		Akzo Nobel NV	1,140
1,144,312		Alcoa, Inc	11,466

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

75,375		Allegheny Technologies, Inc	$3,103
126,296	*	Allied Nevada Gold Corp	4,108
1,251,717		Alumina Ltd	1,607
128,690		AMCOL International Corp	3,795
71,800		Amcor Ltd	554
335,241		Antofagasta plc	6,195
23,319		Aptargroup, Inc	1,277
203,000	e	Asahi Kasei Corp	1,260
40,985		Ball Corp	1,757
116,110		BASF AG.	10,153
99,179		Bemis Co, Inc	3,202
102,756		Boliden AB	1,616
19,400		Boral Ltd	81
52,186		Buckeye Technologies, Inc	1,773
1,160		Carpenter Technology Corp	61
1,187		Celanese Corp (Series A)	55
2,372	*	Clearwater Paper Corp	79
166,221		Cleveland-Cliffs, Inc	11,512
129,866	*	Coeur d’Alene Mines Corp	3,083
115,751		Commercial Metals Co	1,715
10,420		Compass Minerals International, Inc	748
295,427		CRH plc	6,042
17,000	e	Daido Steel Co Ltd	119
4,674		Domtar Corp	446
5,800		DSM NV	336
2,936		Eastman Chemical Co	152
487,139		Ecolab, Inc	30,066
5,690	*	Ferro Corp	34
156,723	e	Fletcher Building Ltd	866
958,826	e	Fortescue Metals Group Ltd	5,786
8,200	*,e	Franco-Nevada Corp	353
72,620		Fresnillo plc	1,862
74,210	*,e	General Moly, Inc	249
1,052		Givaudan S.A.	1,014
2,623		Globe Specialty Metals, Inc	39
914		Greif, Inc (Class A)	51
94,290		H.B. Fuller Co	3,095
48,214		HeidelbergCement AG.	2,911
50,000	e	Hitachi Metals Ltd	626
3,600		Holmen AB (B Shares)	99
900		Imerys S.A.	55
50,500	e	Inmet Mining Corp	2,855
23,190		Innophos Holdings, Inc	1,162
1,763		International Flavors & Fragrances, Inc	103
206,873		International Paper Co	7,261
48,900	e	JSR Corp	992
77,699		K&S AG.	4,063
38,000	e	Kaneka Corp	230
423,100		Kinross Gold Corp	4,136
290,000	*,e	Kobe Steel Ltd	474
2,112	*	Kraton Polymers LLC	56
58,000	e	Kuraray Co Ltd	825

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

46,374		Linde AG.	$8,319
71,634		Lonmin plc	1,173
102,400	*	Louisiana-Pacific Corp	958
618,178		LyondellBasell Industries AF S.C.A	26,983
673		Martin Marietta Materials, Inc	58
29,695	*,e	McEwen Mining, Inc	132
230,013		MeadWestvaco Corp	7,266
26,544		Minerals Technologies, Inc	1,736
297,500	e	Mitsubishi Chemical Holdings Corp	1,601
48,000	e	Mitsubishi Gas Chemical Co, Inc	323
120,960	e	Mitsui Chemicals, Inc	369
2,100		Myers Industries, Inc	31
2,220		Neenah Paper, Inc	66
267,783		Newcrest Mining Ltd	8,236
2,015,000	*,e	Nippon Steel Corp	5,589
241,000	e	Nisshin Steel Co Ltd	408
31,500	e	Nitto Denko Corp	1,284
967,290		Norsk Hydro ASA	5,277
31,650		Novozymes AS	924
476,434		Nucor Corp	20,463
1,370	*	OM Group, Inc	38
46,342		Orica Ltd	1,348
29,400	*	Osisko Mining Corp	341
34,763	*	Owens-Illinois, Inc	811
159,925		Oxiana Ltd	1,622
3,815		PolyOne Corp	55
115,400		Potash Corp of Saskatchewan Toronto	5,269
319,678		Praxair, Inc	36,648
1,380		Quaker Chemical Corp	54
6,500		Randgold Resources Ltd	568
43,300		Rexam plc	297
8,241		Rock-Tenn Co (Class A)	557
146,990		Royal Gold, Inc	9,587
15,553		Salzgitter AG.	854
850		Schnitzer Steel Industries, Inc (Class A)	34
52,009		Sealed Air Corp	1,004
92,200	e	Shin-Etsu Chemical Co Ltd	5,365
217,076		Sigma-Aldrich Corp	15,860
76,875	e	Sims Group Ltd	1,174
10,200		Solvay S.A.	1,208
117,186		Sonoco Products Co	3,891
81,600	e	Ssab Svenskt Stal AB (Series A)	772
600		Stepan Co	53
49,061	*	Stillwater Mining Co	620
334,517		Stora Enso Oyj (R Shares)	2,487
360,000	e	Sumitomo Chemical Co Ltd	1,545
1,477,000	e	Sumitomo Metal Industries Ltd	3,013
358,000		Sumitomo Metal Mining Co Ltd	5,077
145,090		Svenska Cellulosa AB (B Shares)	2,514
4,300		Syngenta AG.	1,482
42,000	e	Taiyo Nippon Sanso Corp	298
219,300		Teck Cominco Ltd	7,829

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

74,000		Teijin Ltd	$250
74,966		Titanium Metals Corp	1,017
305,000	e	Toray Industries, Inc	2,275
41,000		Tosoh Corp	115
117,300		Toyo Seikan Kaisha Ltd	1,699
69,914		Tredegar Corp	1,370
268,000	e	UBE Industries Ltd	733
15,649		Umicore	863
198,855	e	UPM-Kymmene Oyj	2,708
49,905		Valspar Corp	2,410
10,800		Wausau Paper Corp	101
1,211	e	Westlake Chemical Corp	78
300,696		Worthington Industries, Inc	5,767
703,223		Xstrata plc	12,048
309,400	e	Yamana Gold, Inc	4,827
20,900		Yara International ASA	996

		TOTAL MATERIALS	431,920

MEDIA - 1.1%
2,580		Arbitron, Inc	95
152,210		British Sky Broadcasting plc	1,647
199,065		Cablevision Systems Corp (Class A)	2,922
4,766		Cinemark Holdings, Inc	105
10,955		Clear Channel Outdoor Holdings, Inc (Class A)	87
2,120	*	Digital Generation, Inc	22
426,095	*	Discovery Communications, Inc (Class A)	21,560
57,029	*	Discovery Communications, Inc (Class C)	2,673
52,293	*,e	DreamWorks Animation SKG, Inc (Class A)	965
22,935	*	Fisher Communications, Inc	705
1,900	*	JC Decaux S.A.	58
10,069		John Wiley & Sons, Inc (Class A)	479
235,872	*	Journal Communications, Inc (Class A)	1,328
15,813		Lagardere S.C.A.	488
285,237	*	Liberty Global, Inc (Class A)	14,285
1,406	*	Liberty Global, Inc (Series C)	67
18,676	e	Martha Stewart Living Omnimedia, Inc (Class A)	71
1,500		Modern Times Group AB (B Shares)	83
213,630	*	New York Times Co (Class A)	1,450
551,411		Pearson plc	10,278
12,800		ProSiebenSat.1 Media AG.	329
1,550		Scholastic Corp	55
3,000		Societe Television Francaise 1	37
200,961	e	Thomson Corp (Toronto)	5,810
413,584		Time Warner Cable, Inc	33,707
34,079	*,e	Valassis Communications, Inc	784
315,358	e	Virgin Media, Inc	7,878
20,820	e	Washington Post Co (Class B)	7,778
46,200		Wolters Kluwer NV	875
683,960		WPP plc	9,352

		TOTAL MEDIA	125,973

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.4%
876,099		Abbott Laboratories	$53,696
1,969	*	Acorda Therapeutics, Inc	52
17,804	*	Affymetrix, Inc	76
333,819		Agilent Technologies, Inc	14,858
94,231	*	Akorn, Inc	1,102
21,606	*,e	Amylin Pharmaceuticals, Inc	539
128,768	*	Ariad Pharmaceuticals, Inc	2,054
7,946	*	Arqule, Inc	56
167,180	e	Astellas Pharma, Inc	6,886
13,554	*	Auxilium Pharmaceuticals, Inc	252
278,768	*	Biogen Idec, Inc	35,116
400	*	Bio-Rad Laboratories, Inc (Class A)	42
47,562		Biovail Corp (Toronto)	2,551
1,225,863		Bristol-Myers Squibb Co	41,373
8,887	*,e	Cadence Pharmaceuticals, Inc	33
9,467	*	Cambrex Corp	66
53,984	*	Cepheid, Inc	2,258
180,400	e	Chugai Pharmaceutical Co Ltd	3,342
19,300	e	Dainippon Sumitomo Pharma Co Ltd	205
23,000	e	Eisai Co Ltd	915
116,996	*	Endo Pharmaceuticals Holdings, Inc	4,531
4,664	*	Genomic Health, Inc	143
29,826	*,e	Geron Corp	50
776,869	*	Gilead Sciences, Inc	37,950
916,615		GlaxoSmithKline plc	20,492
4,270	*,e	Immunogen, Inc	62
15,329	*,e	Immunomedics, Inc	56
97,753	*,e	Incyte Corp	1,887
1,285,374		Johnson & Johnson	84,783
121,403	*	Life Technologies Corp	5,927
1,663,229		Merck & Co, Inc	63,868
8,809		Merck KGaA	975
2,769	*	Momenta Pharmaceuticals, Inc	42
243,310	*,e	Nektar Therapeutics	1,927
83,237	*	Neurocrine Biosciences, Inc	663
404,450		Novartis AG.	22,389
122,745	e	Novo Nordisk AS (Class B)	17,044
1,100	*	Onyx Pharmaceuticals, Inc	42
170,097		PDL BioPharma, Inc	1,080
27,366	*	Progenics Pharmaceuticals, Inc	271
127,225		Roche Holding AG.	22,141
78,461	*	Salix Pharmaceuticals Ltd	4,119
38,313	*,e	Sangamo Biosciences, Inc	188
7,000		Santen Pharmaceutical Co Ltd	299
16,464	*,e	SIGA Technologies, Inc	55
1,297	*	Synta Pharmaceuticals Corp	6
220,900	e	Takeda Pharmaceutical Co Ltd	9,734
3,990		Techne Corp	280
3,140	*,e	Theravance, Inc	61
1,800	e	Tsumura & Co	52
6,479	*	United Therapeutics Corp	305
2,960	*	Viropharma, Inc	89

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

88,049	*	Vivus, Inc	$1,969
68,756	*	Waters Corp	6,371
10,632	*,e	Xenoport, Inc	48

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	475,371

REAL ESTATE - 1.9%
58,900		Aeon Mall Co Ltd	1,376
324,512		AMB Property Corp	11,689
516,548		American Tower Corp	32,553
1,001,223	e	Annaly Capital Management, Inc	15,839
105,279		Boston Properties, Inc	11,053
218,140		British Land Co plc	1,674
752,000		CapitaMall Trust	1,079
40,398	*	CBRE Group, Inc	806
192,000		CFS Gandel Retail Trust	356
41,945		Cogdell Spencer, Inc	178
2,665		Colonial Properties Trust	58
1,080	e	Corporate Office Properties Trust	25
198,000	e	Daiwa House Industry Co Ltd	2,632
2,200,199		DB RREEF Trust	1,988
5,432	e	Douglas Emmett, Inc	124
173,566		Duke Realty Corp	2,489
1,000		EastGroup Properties, Inc	50
5,348	e	Equity One, Inc	108
11,912	e	Federal Realty Investment Trust	1,153
286,038	*	First Industrial Realty Trust, Inc	3,533
2,600	e	Franklin Street Properties Corp	28
9,562	e	Gecina S.A.	999
435,396		GPT Group (ASE)	1,409
486,972		HCP, Inc	19,216
54,071		Health Care REIT, Inc	2,972
2,000		Healthcare Realty Trust, Inc	44
687,813		Host Marriott Corp	11,294
3,053		Jones Lang LaSalle, Inc	254
2,723	e	Kilroy Realty Corp	127
291,636		Land Securities Group plc	3,371
4,206		LaSalle Hotel Properties	118
59,200		Lend Lease Corp Ltd	459
381,212		Liberty International plc	2,021
49,180		Liberty Property Trust	1,757
40,663		Macerich Co	2,348
802,200		Macquarie Goodman Group	576
9,064		Medical Properties Trust, Inc	84
16,084		Mid-America Apartment Communities, Inc	1,078
726,832		Mirvac Group	884
305,810	e	Mitsui Fudosan Co Ltd	5,906
2,630	e	Piedmont Office Realty Trust, Inc	47
5,168	e	Post Properties, Inc	242
700		PS Business Parks, Inc	46
269,490	e	RAIT Investment Trust	1,339
13,556		Regency Centers Corp	603
462,184		Segro plc	1,736

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

290,490		Simon Property Group, Inc	$42,319
1,108,010		Stockland Trust Group	3,378
20,745		Unibail	4,150
47,418		Ventas, Inc	2,708
160,650		Vornado Realty Trust	13,527
3,131		Washington Real Estate Investment Trust	93

		TOTAL REAL ESTATE	213,896

RETAILING - 2.4%
2,050		Aaron’s, Inc	53
57,376		American Eagle Outfitters, Inc	986
13,226	*	Ann Taylor Stores Corp	379
41,473	*	Autozone, Inc	15,420
900	*,e	Barnes & Noble, Inc	12
173,990	*	Bed Bath & Beyond, Inc	11,443
323,747		Best Buy Co, Inc	7,666
810	*,e	Blue Nile, Inc	27
1,200	e	Buckle, Inc	58
11,600		Canadian Tire Corp Ltd	750
57,629	*	Carmax, Inc	1,997
28,728		Chico’s FAS, Inc	434
2,648		Express Parent LLC	66
12,500	e	Fast Retailing Co Ltd	2,868
621		Finish Line, Inc (Class A)	13
39,118		Foot Locker, Inc	1,215
28,903	e	GameStop Corp (Class A)	631
484,168		Gap, Inc	12,656
1,053	*	Genesco, Inc	76
309,785		Genuine Parts Co	19,439
2,200		Haverty Furniture Cos, Inc	24
259,489		Hennes & Mauritz AB (B Shares)	9,380
36,848		HSN, Inc	1,401
56,720		Inditex S.A.	5,428
129,118	e	JC Penney Co, Inc	4,575
417,700		Kingfisher plc	2,049
304,407		Kohl’s Corp	15,229
2,891,620	e	Li & Fung Ltd	6,618
444,011	*	Liberty Media Holding Corp (Interactive A)	8,476
4,443	*	LKQ Corp	138
1,221,612		Lowe’s Companies, Inc	38,334
110,511		Macy’s, Inc	4,391
85,700		Marks & Spencer Group plc	519
3,280		Men’s Wearhouse, Inc	127
86,219		Nordstrom, Inc	4,804
94,621	*	Office Depot, Inc	326
1,510	*	O’Reilly Automotive, Inc	138
10,103	*,e	Overstock.com, Inc	53
28,951		Petsmart, Inc	1,657
9,430	*	Pier 1 Imports, Inc	171
29,641	e	RadioShack Corp	184
1,292		Ross Stores, Inc	75
5,240	*	Sally Beauty Holdings, Inc	130

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

1,800	*	Shoe Carnival, Inc	$58
1,065	*,e	Shutterfly, Inc	34
661,620		Staples, Inc	10,705
3,300		Stein Mart, Inc	22
4,010	*,e	Talbots, Inc	12
658,105		Target Corp	38,348
43,291		Tiffany & Co	2,993
862,065		TJX Companies, Inc	34,233
1,220		Tractor Supply Co	111
1,820		Ulta Salon Cosmetics & Fragrance, Inc	169
13,577		Williams-Sonoma, Inc	509
3,600	e	Yamada Denki Co Ltd	226

		TOTAL RETAILING	267,836

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.6%
80,003	*	Advanced Energy Industries, Inc	1,050
878,509	*,e	Advanced Micro Devices, Inc	7,046
66,711		Analog Devices, Inc	2,695
2,128,718		Applied Materials, Inc	26,481
106,924		ASML Holding NV	5,357
7,922		Cabot Microelectronics Corp	308
1,100	*	Cymer, Inc	55
2,699		Cypress Semiconductor Corp	42
2,380	*	Diodes, Inc	55
4,236	*	DSP Group, Inc	28
114,773	*	Entegris, Inc	1,072
7,010	*	GT Solar International, Inc	58
7,300	*	Integrated Device Technology, Inc	52
2,715,149		Intel Corp	76,323
687		Intersil Corp (Class A)	8
4,049	*	IXYS Corp	54
60,054	*	Lattice Semiconductor Corp	386
27,338	*	LTX-Credence Corp	197
3,840		Micrel, Inc	39
2,671	*	Microsemi Corp	57
9,990	*	Mindspeed Technologies, Inc	64
20,792		MKS Instruments, Inc	614
504,430	*	Nvidia Corp	7,763
2,006	*	Omnivision Technologies, Inc	40
478,118	*	ON Semiconductor Corp	4,308
1,300		Power Integrations, Inc	48
4,329	*	Rambus, Inc	28
62,756	*	RF Micro Devices, Inc	313
21,400		Rohm Co Ltd	1,062
9,021	*	Rudolph Technologies, Inc	100
23,614	*	Sigma Designs, Inc	122
67,220	*	Skyworks Solutions, Inc	1,859
185,963		STMicroelectronics NV	1,523
141,552	*,e	SunPower Corp	903
195	*	Teradyne, Inc	3
1,098,700		Texas Instruments, Inc	36,927
6,991	*	Triquint Semiconductor, Inc	48

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

12,987	*	Ultratech, Inc	$376

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	177,464

SOFTWARE & SERVICES - 4.5%
616,722		Accenture plc	39,779
499,142	*	Adobe Systems, Inc	17,126
1,660	*	Advent Software, Inc	43
4,609	*	Ansys, Inc	300
3,260	*	AOL, Inc	62
172,657	*	Autodesk, Inc	7,307
120,509		Broadridge Financial Solutions, Inc	2,881
426,167		CA, Inc	11,745
5,437	*	Cadence Design Systems, Inc	64
12,600	*,e	CGI Group, Inc	281
435,726	*	Cognizant Technology Solutions Corp (Class A)	33,529
47,900		Computershare Ltd	447
113,310	*	Compuware Corp	1,041
7,569	*	Convergys Corp	101
2,200		Dassault Systemes S.A.	203
94,949		Earthlink, Inc	759
2,100		EPIQ Systems, Inc	25
28,235	*	Equinix, Inc	4,445
1,098		Factset Research Systems, Inc	109
1,845		Fair Isaac Corp	81
2,731	*	Fortinet, Inc	76
1,909		Global Payments, Inc	91
118,283	*	Google, Inc (Class A)	75,848
2,815	*,e	Higher One Holdings, Inc	42
83,898	*	Informatica Corp	4,438
7,303	*	Infospace, Inc	93
534,266		International Business Machines Corp	111,475
437,242		Intuit, Inc	26,291
1,740		j2 Global, Inc	50
1,810	*	JDA Software Group, Inc	50
24,152	*	Knot, Inc	227
24,926	*	Liquidity Services, Inc	1,117
47,222	e	Marchex, Inc (Class B)	211
7,188		ModusLink Global Solutions, Inc	39
1,488	*	NetSuite, Inc	75
10,638	*	NeuStar, Inc (Class A)	396
165,999		NIC, Inc	2,013
10,700	e	Nomura Research Institute Ltd	267
104	e	NTT Data Corp	369
2,000	*	Open Text Corp	122
2,107,884		Oracle Corp	61,466
180,185	*	Rackspace Hosting, Inc	10,413
148,559	*	Salesforce.com, Inc	22,954
228,532		SAP AG.	15,962
10,057	*	Seachange International, Inc	78
2,149	*	SolarWinds, Inc	83
867,245	*	Symantec Corp	16,217
17,553	*	Ultimate Software Group, Inc	1,286

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

4,877	*	Unisys Corp	$96
1,817,753	*	Yahoo!, Inc	27,666

		TOTAL SOFTWARE & SERVICES	499,839

TECHNOLOGY HARDWARE & EQUIPMENT - 2.7%
70,560	*,e	Acme Packet, Inc	1,942
1,612		Adtran, Inc	50
93,199	*,e	Aruba Networks, Inc	2,077
11,531	*	Avid Technology, Inc	127
24,158	*	Benchmark Electronics, Inc	398
36,913	*,e	Bookham, Inc	145
25,500		Brother Industries Ltd	348
3,303	*,e	Calix Networks, Inc	28
227,500		Canon, Inc	10,883
3,110,877		Cisco Systems, Inc	65,795
4,800		Cognex Corp	203
909	*	Coherent, Inc	53
136,007	*	Cray, Inc	996
1,918,120	*	Dell, Inc	31,841
4,840	*	Digi International, Inc	53
3,605	*	DTS, Inc	109
1,653,326	*	EMC Corp	49,401
1,558	*	FEI Co	77
85,335	*	Finisar Corp	1,720
30,068	*	Flextronics International Ltd	217
186,200	e	Fuji Folms Holdings Corp	4,408
592,000	e	Fujitsu Ltd	3,143
1,581,096		Hewlett-Packard Co	37,677
28,400		Hexagon AB (B Shares)	552
5,600		Hitachi High-Technologies Corp	135
28,700	*,e	Ibiden Co Ltd	742
10,802	*	Imation Corp	67
11,854	*,e	Infinera Corp	96
1,900	*	Ingram Micro, Inc (Class A)	35
24,015	e	InterDigital, Inc	837
22,664	*	Intevac, Inc	193
26,731	*	IPG Photonics Corp	1,391
1,920	*	Itron, Inc	87
3,197		Jabil Circuit, Inc	80
118,500	e	Konica Minolta Holdings, Inc	1,046
31,300	e	Kyocera Corp	2,895
40,640		Lexmark International, Inc (Class A)	1,351
1,068		Littelfuse, Inc	67
4,248	e	Molex, Inc	120
107,013	*	Motorola Mobility Holdings, Inc	4,199
438,385		Motorola, Inc	22,283
14,300	e	Murata Manufacturing Co Ltd	853
2,100		National Instruments Corp	60
3,405	*	Netgear, Inc	130
1,185,120		Nokia Oyj	6,484
45,500		Omron Corp	985
69,596	*	Oplink Communications, Inc	1,190

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

44,497		Plantronics, Inc	$1,792
1,420	*	Plexus Corp	50
123,725	*	Polycom, Inc	2,359
231,781	*,e	Power-One, Inc	1,055
903,685	*	Quantum Corp	2,368
112,997	*	Radisys Corp	836
163,000	e	Ricoh Co Ltd	1,602
2,500	*	Rofin-Sinar Technologies, Inc	66
1,300	*	Scansource, Inc	49
53,527	*,e	STEC, Inc	505
6,268	*	Super Micro Computer, Inc	109
8,445		Sycamore Networks, Inc	150
20,433	*,e	Synaptics, Inc	746
20,700	e	TDK Corp	1,186
1,838	*	Tech Data Corp	100
232,684		Tellabs, Inc	942
41,423	*	Trimble Navigation Ltd	2,254
13,773	*	TTM Technologies, Inc	158
4,068	*,e	Universal Display Corp	149
2,708	*	Vishay Precision Group, Inc	40
2,547,438		Xerox Corp	20,583

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	294,668

TELECOMMUNICATION SERVICES - 1.4%
805		AboveNet, Inc	67
122,400		BCE, Inc	4,901
808,199		CenturyTel, Inc	31,237
161,417	*	Cincinnati Bell, Inc	649
165,022	*	Crown Castle International Corp	8,802
524,430		France Telecom S.A.	7,778
1,561,009	e	Frontier Communications Corp	6,509
894	e	KDDI Corp	5,817
339,677	*	MetroPCS Communications, Inc	3,064
2,950	*	Neutral Tandem, Inc	36
180,834	*	NII Holdings, Inc (Class B)	3,311
5,326	e	NTT DoCoMo, Inc	8,858
219,990	e	Portugal Telecom SGPS S.A.	1,195
69,400	e	Rogers Communications, Inc (Class B)	2,755
13,176	*	SBA Communications Corp (Class A)	670
89,700	e	Softbank Corp	2,671
3,512,691	*	Sprint Nextel Corp	10,011
20,557	e	Swisscom AG.	8,313
2,598,797		Telecom Italia S.p.A.	3,093
42,900		Telekom Austria AG.	500
177,422		Telenor ASA	3,294
699,891		TeliaSonera AB	4,883
62,022	*	tw telecom inc (Class A)	1,374
2,448	*	US Cellular Corp	100
8,691,163		Vodafone Group plc	23,973
842,198	e	Windstream Corp	9,862

		TOTAL TELECOMMUNICATION SERVICES	153,723

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

TRANSPORTATION - 1.5%
182,643		Abertis Infraestructuras S.A.	$3,111
800		Allegiant Travel Co	43
1,490		Arkansas Best Corp	28
639,647		Auckland International Airport Ltd	1,289
99,778		Autostrade S.p.A.	1,657
95,000		Canadian National Railway Co	7,550
25,000	e	Canadian Pacific Railway Ltd	1,898
1,437,000	e	Cathay Pacific Airways Ltd	2,663
205	e	Central Japan Railway Co	1,693
54,363		CH Robinson Worldwide, Inc	3,560
1,783		Con-Way, Inc	58
1,162,997		CSX Corp	25,028
134,669		Deutsche Lufthansa AG.	1,883
534,498		Deutsche Post AG.	10,288
58,500	e	East Japan Railway Co	3,693
28,564		Expeditors International Washington, Inc	1,329
5,413		Fraport AG. Frankfurt Airport Services Worldwide	339
5,568	*	Genesee & Wyoming, Inc (Class A)	304
5,334		Heartland Express, Inc	77
66,237	*	International Consolidated Airlines	191
1,861		International Shipholding Corp	43
2,153		J.B. Hunt Transport Services, Inc	117
153,000	*,e	Kawasaki Kisen Kaisha Ltd	340
41,000	e	Keihin Electric Express Railway Co Ltd	359
56,000	e	Keio Corp	402
1,947	*	Kirby Corp	128
900		Landstar System, Inc	52
103,000	e	Mitsui OSK Lines Ltd	452
1,559,197		MTR Corp	5,586
407,177		Norfolk Southern Corp	26,805
102,900	e	Odakyu Electric Railway Co Ltd	973
9,835		Ryder System, Inc	519
52,000	e	Singapore Airlines Ltd	446
799,390		Southwest Airlines Co	6,587
102,000	e	Tobu Railway Co Ltd	542
228,000	e	Tokyu Corp	1,083
108,231		Transurban Group	627
558,117		United Parcel Service, Inc (Class B)	45,051
105,100	e	Yamato Transport Co Ltd	1,633

		TOTAL TRANSPORTATION	158,427

UTILITIES - 2.6%
44,200	e	A2A S.p.A.	35
5,000		Acciona S.A.	349
25,548		AGL Energy Ltd	391
144,171		Alliant Energy Corp	6,245
1,762		American Water Works Co, Inc	60
164,256		Atmos Energy Corp	5,167
176,186	*	Calpine Corp	3,032
9,700	e	Canadian Utilities Ltd	633
203,900		Centerpoint Energy, Inc	4,021

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

23,077		CH Energy Group, Inc	$1,540
3,130		Chesapeake Utilities Corp	129
42,300	e	Chugoku Electric Power Co, Inc	788
396,515		Cleco Corp	15,722
881,500		CLP Holdings Ltd	7,602
441,207		Consolidated Edison, Inc	25,775
166,707	*	Contact Energy Ltd	647
11,457		DTE Energy Co	630
6,900	*	EDP Renovaveis S.A.	34
2,474		Empire District Electric Co	50
287,258		Enel Green Power S.p.A	546
337,059		Energias de Portugal S.A.	980
161,985		Gas Natural SDG S.A.	2,589
2,100,675		Hong Kong & China Gas Ltd	5,390
1,017,864		Iberdrola S.A.	5,780
337,152		Idacorp, Inc	13,864
1,026		Integrys Energy Group, Inc	54
845,869		International Power plc	5,479
7,871		ITC Holdings Corp	606
33,619		Laclede Group, Inc	1,312
4,056		MDU Resources Group, Inc	91
67,199		MGE Energy, Inc	2,983
1,088,320		National Grid plc	10,969
25,454		New Jersey Resources Corp	1,134
517,559		NextEra Energy, Inc	31,613
590,674		NiSource, Inc	14,383
170,797		Northeast Utilities	6,340
20,077		Northwest Natural Gas Co	912
103,339		NSTAR	5,025
428,434		NV Energy, Inc	6,906
54,813		Oest Elektrizitatswirts AG. (Class A)	1,668
68,273		Oneok, Inc	5,575
1,420	e	Ormat Technologies, Inc	29
897,000	e	Osaka Gas Co Ltd	3,601
844,017		Pepco Holdings, Inc	15,944
454,543		PG&E Corp	19,732
204,273		Piedmont Natural Gas Co, Inc	6,347
1,185		Pinnacle West Capital Corp	57
3,408		PNM Resources, Inc	62
1,700		Portland General Electric Co	42
455,571		Scottish & Southern Energy plc	9,688
219,331		Sempra Energy	13,151
6,800		Severn Trent plc	168
23,900	e	Shikoku Electric Power Co, Inc	674
30,331		SJW Corp	731
354,000		Snam Rete Gas S.p.A.	1,702
69,460		South Jersey Industries, Inc	3,476
47,754		SP AusNet	53
31,026	e	Suez Environnement S.A.	476
2,793		TECO Energy, Inc	49
179,100		Terna Rete Elettrica Nazionale S.p.A.	719
722,790	e	Tokyo Gas Co Ltd	3,411

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	RATE	MATURITY DATE	VALUE (000)

12,300	e	TransAlta Corp			$231
1,736		UGI Corp			47
1,300		Unisource Energy Corp			48
16,600		United Utilities Group plc			160
1,884		Vectren Corp			55
83,441		Veolia Environnement			1,383
1,978		Westar Energy, Inc			55
61,818		WGL Holdings, Inc			2,516
22,672		Wisconsin Energy Corp			798
63,441		Xcel Energy, Inc			1,679

		TOTAL UTILITIES			284,133

		TOTAL COMMON STOCKS			6,663,837

		(Cost $5,426,065)

SHARES		COMPANY

PREFERRED STOCKS - 0.0%
BANKS - 0.0%
233,115	*	Federal Home Loan Mortgage Corp	324
740,991	*	Federal National Mortgage Association	1,023

		TOTAL BANKS	1,347

		TOTAL PREFERRED STOCKS	1,347

		(Cost $24,353)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 14.6%
GOVERNMENT AGENCY DEBT - 0.4%
$ 27,440,000	d	Federal Home Loan Mortgage Corp (FHLMC)	0.049%	04/10/12	27,439
10,765,000	d	FHLMC	0.066	05/29/12	10,764
11,320,000	d	Federal National Mortgage Association (FNMA)	0.061	06/06/12	11,319

		TOTAL GOVERNMENT AGENCY DEBT			49,522

TREASURY DEBT - 9.6%
13,650,000	d	United States Treasury Bill	0.058	04/05/12	13,650
55,500,000	d	United States Treasury Bill	0.030	04/12/12	55,499
132,325,000	d	United States Treasury Bill	0.031	04/19/12	132,321
76,230,000	d	United States Treasury Bill	0.037	05/03/12	76,228
128,790,000		United States Treasury Bill	0.009	05/10/12	128,782
127,945,000	d	United States Treasury Bill	0.021	05/17/12	127,939
87,100,000	d	United States Treasury Bill	0.033	05/31/12	87,092
124,300,000	d	United States Treasury Bill	0.036	06/07/12	124,286
34,000,000	d	United States Treasury Bill	0.030	06/14/12	33,996
34,000,000	d	United States Treasury Bill	0.040	06/21/12	33,995
152,000,000	d	United States Treasury Bill	0.050	06/28/12	151,974
21,000,000	d	United States Treasury Bill	0.050	07/12/12	20,996
20,000,000	d	United States Treasury Bill	0.037	07/26/12	19,995
43,300,000	d	United States Treasury Bill	0.068	08/23/12	43,279

		TOTAL TREASURY DEBT			1,050,032

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.6%
GOVERNMENT AGENCY DEBT - 0.3%
$ 30,000,000	Federal National Mortgage Association (FNMA)	0.100%	05/21/12	$29,996

	TOTAL GOVERNMENT AGENCY DEBT			29,996

TREASURY DEBT - 4.3%
27,600,000	United States Treasury Bill	0.056	04/05/12	27,600
44,000,000	United States Treasury Bill	0.065	04/12/12	43,999
42,000,000	United States Treasury Bill	0.071	04/19/12	41,999
35,000,000	United States Treasury Bill	0.100	04/26/12	34,998
73,000,000	United States Treasury Bill	0.050	05/03/12	72,996
53,035,000	United States Treasury Bill	0.070	05/10/12	53,032
16,650,000	United States Treasury Bill	0.075	05/17/12	16,649
20,000,000	United States Treasury Bill	0.083	05/24/12	19,998
5,000,000	United States Treasury Bill	0.033	05/31/12	5,000
15,000,000	United States Treasury Bill	0.041	06/14/12	14,998
10,000,000	United States Treasury Bill	0.040	06/21/12	9,999
82,000,000	United States Treasury Bill	0.062	06/28/12	81,986
10,000,000	United States Treasury Bill	0.010	07/12/12	9,998
30,000,000	United States Treasury Bill	0.010	07/26/12	29,992
10,000,000	United States Treasury Note	0.750	05/31/12	10,010
9,450,000	United States Treasury Note	0.375	08/31/12	9,459

	TOTAL TREASURY DEBT			482,713

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			512,709

	TOTAL SHORT-TERM INVESTMENTS			1,612,263

	(Cost $1,612,289)
	TOTAL INVESTMENTS - 112.9%			12,462,238
	(Cost $11,092,067)
	OTHER ASSETS & LIABILITIES, NET - (12.9)%			(1,421,289)

	NET ASSETS - 100.0%			$11,040,949

	Abbreviation(s):
REIT	Real Estate Investment Trust

^	Amount represents less than $1,000.
*	Non-income producing.
d	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $514,232,000.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2012 the aggregate value of these securities amounted to $240,733,000 or 2.2% of net assets.

h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon
m	Indicates a security that has been deemed illiquid.

	Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

COLLEGE RETIREMENT EQUITIES FUND
MONEY MARKET ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2012

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

SHORT-TERM INVESTMENTS - 99.6%

CERTIFICATE OF DEPOSIT - 3.0%
$ 46,780,000		Bank of Montreal	0.140%	04/12/12	$46,780
40,000,000		Bank of Montreal	0.150	04/12/12	40,000
30,000,000		Bank of Nova Scotia	0.180	05/10/12	30,000
25,000,000		Bank of Nova Scotia	0.250	06/14/12	25,000
30,000,000		Toronto-Dominion Bank	0.160	04/10/12	30,000
25,000,000		Toronto-Dominion Bank	0.150	04/23/12	25,000
48,900,000		Toronto-Dominion Bank	0.150	04/23/12	48,900
50,000,000		Toronto-Dominion Bank	0.170	04/26/12	50,000
40,000,000		Toronto-Dominion Bank	0.165	05/04/12	40,000
30,000,000		Toronto-Dominion Bank	0.210	05/08/12	30,000

		TOTAL CERTIFICATE OF DEPOSIT			365,680

COMMERCIAL PAPER - 38.9%
50,000,000		Australia & New Zealand Banking Group Ltd	0.185	05/29/12	49,985
21,120,000		Australia & New Zealand Banking Group Ltd	0.185	05/30/12	21,114
4,725,000		Bank of Nova Scotia	0.160	04/03/12	4,725
10,000,000		Bank of Nova Scotia	0.180	04/04/12	10,000
25,000,000		Bank of Nova Scotia	0.100	04/09/12	24,999
23,188,000		Bank of Nova Scotia	0.105-0.120	04/12/12	23,187
12,000,000		Bank of Nova Scotia	0.110	04/16/12	11,999
25,000,000		Bank of Nova Scotia	0.115	04/17/12	24,999
30,000,000		Bank of Nova Scotia	0.155	04/19/12	29,998
20,000,000		Bank of Nova Scotia	0.120	05/01/12	19,998
20,020,000		Bank of Nova Scotia	0.435	07/02/12	19,998
20,000,000		Bank of Nova Scotia	0.435	07/03/12	19,978
605,000		Bank of Nova Scotia	0.220	07/17/12	605
25,000,000		Bank of Nova Scotia	0.370	08/06/12	24,967
31,520,000		Bank of Nova Scotia	0.330	08/14/12	31,481
30,800,000	y	Coca-Cola Co	0.110	04/05/12	30,800
2,500,000	y	Coca-Cola Co	0.100	04/11/12	2,500
25,000,000	y	Coca-Cola Co	0.110	04/20/12	24,999
8,300,000	y	Coca-Cola Co	0.100	04/26/12	8,299
6,000,000	y	Coca-Cola Co	0.140	05/03/12	5,999
14,800,000	y	Coca-Cola Co	0.120	05/08/12	14,798
31,870,000	y	Coca-Cola Co	0.160	05/17/12	31,863
6,595,000	y	Coca-Cola Co	0.170	05/18/12	6,594
25,000,000	y	Coca-Cola Co	0.150	05/23/12	24,995
23,000,000	y	Coca-Cola Co	0.170	06/06/12	22,993
20,000,000	y	Coca-Cola Co	0.150	06/08/12	19,994
30,000,000	y	Coca-Cola Co	0.190	06/19/12	29,987
20,000,000	y	Coca-Cola Co	0.180	07/09/12	19,990
10,000,000	y	Coca-Cola Co	0.200	07/18/12	9,994
23,443,000	y	Coca-Cola Co	0.215	08/01/12	23,426
9,280,000	y	Coca-Cola Co	0.230	08/13/12	9,272
10,000,000	y	Commonwealth Bank of Australia	0.240	04/02/12	10,000

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 16,000,000	y	Commonwealth Bank of Australia	0.120%	04/10/12	$16,000
4,940,000	y	Commonwealth Bank of Australia	0.210	04/12/12	4,940
665,000	y	Commonwealth Bank of Australia	0.460	04/24/12	665
2,665,000	y	Commonwealth Bank of Australia	0.215	04/26/12	2,665
40,000,000	y	Commonwealth Bank of Australia	0.190	05/21/12	39,989
22,000,000	y	Commonwealth Bank of Australia	0.200	06/05/12	21,992
16,850,000	y	Fairway Finance LLC	0.130	04/05/12	16,850
30,007,000	y	Fairway Finance LLC	0.150	04/09/12	30,006
10,000,000	y	Fairway Finance LLC	0.155	04/10/12	10,000
10,000,000	y	Fairway Finance LLC	0.155	04/13/12	9,999
10,000,000	y	Fairway Finance LLC	0.160	04/24/12	9,999
13,609,000	y	Fairway Finance LLC	0.150	04/26/12	13,608
20,000,000	y	Fairway Finance LLC	0.260	05/01/12	19,996
45,181,000	y	Fairway Finance LLC	0.210-0.260	05/02/12	45,172
20,000,000	y	Fairway Finance LLC	0.130	05/03/12	19,998
10,610,000	y	Fairway Finance LLC	0.150	05/14/12	10,608
10,000,000	y	Fairway Finance LLC	0.160	05/16/12	9,998
25,852,000	y	Fairway Finance LLC	0.160-0.170	05/22/12	25,846
10,000,000		General Electric Capital Corp	0.280	04/10/12	9,999
25,000,000		General Electric Capital Corp	0.160	05/23/12	24,994
25,000,000		General Electric Capital Corp	0.310	07/17/12	24,977
20,000,000		General Electric Capital Corp	0.230	07/30/12	19,985
20,000,000		General Electric Capital Corp	0.300	08/10/12	19,978
3,325,000		General Electric Capital Corp	0.300	08/13/12	3,321
43,108,000		General Electric Capital Corp	3.500	08/13/12	43,568
39,273,000		General Electric Capital Corp	2.800	01/08/13	39,963
20,000,000		General Electric Co	0.150	06/20/12	19,993
20,000,000		General Electric Co	0.150	06/25/12	19,993
30,000,000		General Electric Co	0.150	06/27/12	29,989
39,000,000		General Electric Co	0.140	06/29/12	38,987
30,000,000	y	International Business Machines Corp	0.080	04/03/12	30,000
33,600,000	y	Johnson & Johnson	0.050	04/03/12	33,600
19,645,000	y	Johnson & Johnson	0.100	05/14/12	19,643
46,000,000	y	Jupiter Securitization Co LLC	0.140-0.150	04/02/12	46,000
5,000,000	y	Jupiter Securitization Co LLC	0.130	04/03/12	5,000
16,000,000	y	Jupiter Securitization Co LLC	0.130	04/05/12	16,000
28,500,000	y	Jupiter Securitization Co LLC	0.130	04/10/12	28,499
15,628,000	y	Jupiter Securitization Co LLC	0.130	04/12/12	15,627
34,094,000	y	Jupiter Securitization Co LLC	0.155	04/25/12	34,090
1,100,000	y	Jupiter Securitization Co LLC	0.150	05/08/12	1,100
45,000,000	y	Jupiter Securitization Co LLC	0.180	05/17/12	44,990
47,000,000	y	Jupiter Securitization Co LLC	0.190	06/06/12	46,984
15,000,000	y	Jupiter Securitization Co LLC	0.200	06/21/12	14,993
10,000,000	y	Jupiter Securitization Co LLC	0.200	06/25/12	9,995
7,000,000	y	Jupiter Securitization Co LLC	0.290	08/23/12	6,992
19,000,000	y	Liberty Street Funding LLC	0.160	05/14/12	18,996
5,500,000		Merck & Co, Inc	0.110	04/26/12	5,500
66,825,000		Merck & Co, Inc	0.100-0.110	04/27/12	66,820
25,000,000		Merck & Co, Inc	0.110	05/01/12	24,998
50,000,000		Merck & Co, Inc	0.130	05/22/12	49,991
18,000,000		National Australia Funding(Delaware)	0.140	04/02/12	18,000
5,000,000		National Australia Funding(Delaware)	0.195	04/16/12	5,000
9,100,000		National Australia Funding(Delaware)	0.165	05/01/12	9,099

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 24,500,000		National Australia Funding(Delaware)	0.160%	05/11/12	$24,496
5,400,000		National Australia Funding(Delaware)	0.250	06/04/12	5,398
25,000,000		National Australia Funding(Delaware)	0.350	09/17/12	24,959
20,000,000		National Australia Funding(Delaware)	0.345	09/18/12	19,967
30,000,000	y	Nestle Capital Corp	0.110	05/08/12	29,997
50,000,000	y	Nestle Capital Corp	0.110	05/10/12	49,994
50,000,000	y	Nestle Capital Corp	0.110	05/14/12	49,993
50,000,000	y	Nestle Capital Corp	0.130	06/18/12	49,986
19,600,000	y	Nestle Capital Corp	0.130	06/19/12	19,594
25,000,000	y	Nestle Capital Corp	0.140	06/22/12	24,992
45,000,000	y	Nestle Capital Corp	0.160	07/13/12	44,979
10,000,000		Novartis Finance Corp	0.130	04/03/12	10,000
2,638,000		Novartis Finance Corp	0.130	04/04/12	2,638
23,785,000		Novartis Finance Corp	0.130	04/05/12	23,785
20,000,000		Novartis Finance Corp	0.090	04/09/12	20,000
53,190,000		Novartis Finance Corp	0.140	05/09/12	53,182
20,000,000		Novartis Finance Corp	0.200	08/09/12	19,986
5,000,000	y	Old Line Funding LLC	0.210	04/04/12	5,000
23,052,000	y	Old Line Funding LLC	0.190	04/10/12	23,051
60,000,000	y	Old Line Funding LLC	0.210	04/16/12	59,995
50,000,000	y	Old Line Funding LLC	0.210	04/24/12	49,993
17,750,000	y	Old Line Funding LLC	0.160	05/01/12	17,748
12,000,000	y	Old Line Funding LLC	0.210	05/04/12	11,998
14,500,000	y	Old Line Funding LLC	0.250	05/07/12	14,496
50,000,000	y	Old Line Funding LLC	0.210	05/21/12	49,983
20,000,000	y	Old Line Funding LLC	0.240	06/04/12	19,991
7,025,000	y	Old Line Funding LLC	0.180	06/05/12	7,023
17,000,000	y	Old Line Funding LLC	0.240	06/08/12	16,992
17,000,000	y	Old Line Funding LLC	0.240	07/03/12	16,989
10,000,000		PACCAR Financial Corp	0.140	04/09/12	10,000
20,640,000		PACCAR Financial Corp	0.140	04/26/12	20,638
12,950,000		PACCAR Financial Corp	0.140	05/08/12	12,948
5,300,000		PACCAR Financial Corp	0.150	06/12/12	5,298
3,100,000		PACCAR Financial Corp	0.180	06/14/12	3,099
27,000,000	y	Pfizer, Inc	0.080	04/10/12	26,999
50,000,000	y	Pfizer, Inc	0.100	04/13/12	49,998
10,000,000	y	Private Export Funding Corp	0.130	06/04/12	9,998
9,000,000	y	Private Export Funding Corp	0.170	04/11/12	9,000
15,000,000	y	Private Export Funding Corp	0.175	04/17/12	14,999
75,000,000	y	Private Export Funding Corp	0.110	04/18/12	74,995
30,000,000	y	Private Export Funding Corp	0.165	04/30/12	29,996
15,000,000	y	Private Export Funding Corp	0.160	05/17/12	14,997
32,000,000	y	Private Export Funding Corp	0.160-0.165	05/21/12	31,993
15,000,000	y	Private Export Funding Corp	0.130	05/25/12	14,997
45,000,000	y	Private Export Funding Corp	0.130-0.160	06/05/12	44,988
17,700,000	y	Private Export Funding Corp	0.160	06/26/12	17,693
22,000,000	y	Private Export Funding Corp	0.160	06/29/12	21,991
7,000,000	y	Private Export Funding Corp	0.150	07/02/12	6,997
10,000,000	y	Private Export Funding Corp	0.200	07/30/12	9,993
12,000,000	y	Procter & Gamble Co	0.100	04/04/12	12,000
40,000,000	y	Procter & Gamble Co	0.110	04/24/12	39,997
5,250,000	y	Procter & Gamble Co	0.120	05/01/12	5,249
20,000,000	y	Procter & Gamble Co	0.100	05/03/12	19,998

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 44,620,000	y	Procter & Gamble Co	0.100-0.110%	05/07/12	$44,615
32,000,000	y	Procter & Gamble Co	0.135	05/08/12	31,996
40,000,000	y	Procter & Gamble Co	0.110	05/14/12	39,995
26,870,000	y	Procter & Gamble Co	0.120	05/23/12	26,865
19,000,000	y	Procter & Gamble Co	0.120	05/25/12	18,997
12,000,000	y	Procter & Gamble Co	0.130	05/31/12	11,997
25,000,000	y	Procter & Gamble Co	0.145	06/05/12	24,993
2,250,000	y	Procter & Gamble Co	0.140	06/06/12	2,249
24,700,000	y	Procter & Gamble Co	0.150	06/18/12	24,692
25,000,000		Province of Ontario Canada	0.090	04/02/12	25,000
2,445,000		Province of Ontario Canada	0.110	04/10/12	2,445
49,000,000		Province of Ontario Canada	0.080-0.110	04/11/12	48,999
15,597,000		Province of Ontario Canada	0.090-0.120	04/13/12	15,597
13,565,000		Province of Ontario Canada	0.110	04/16/12	13,564
6,695,000		Province of Ontario Canada	0.090	04/18/12	6,695
1,935,000		Province of Ontario Canada	0.110	04/24/12	1,935
64,722,000		Province of Ontario Canada	0.100-0.130	04/30/12	64,716
10,000,000		Province of Ontario Canada	0.100	05/02/12	9,999
19,600,000		Province of Ontario Canada	0.140	05/22/12	19,596
4,150,000		Province of Ontario Canada	0.120	06/06/12	4,149
11,948,000		Province of Ontario Canada	0.140	06/12/12	11,945
11,539,000		Province of Ontario Canada	0.140	06/15/12	11,536
25,000,000		Royal Bank of Canada	0.100	04/27/12	24,998
13,000,000		Royal Bank of Canada	0.130	07/03/12	12,996
28,000,000		Straight-A Funding LLC	0.180	04/03/12	27,996
18,500,000		Straight-A Funding LLC	0.190	04/04/12	18,500
28,759,000		Straight-A Funding LLC	0.190	04/05/12	28,758
6,000,000		Straight-A Funding LLC	0.130	04/10/12	6,000
11,353,000		Straight-A Funding LLC	0.190	04/10/12	11,352
15,500,000		Straight-A Funding LLC	0.190	04/10/12	15,499
28,000,000		Straight-A Funding LLC	0.190	04/11/12	27,999
20,648,000		Straight-A Funding LLC	0.190	04/17/12	20,646
24,000,000		Straight-A Funding LLC	0.190	04/18/12	23,998
37,500,000		Straight-A Funding LLC	0.180	05/01/12	37,494
12,700,000		Straight-A Funding LLC	0.180	05/07/12	12,698
20,000,000		Straight-A Funding LLC	0.180	05/08/12	19,996
9,000,000		Straight-A Funding LLC	0.120	05/17/12	8,999
47,100,000		Straight-A Funding LLC	0.180	05/22/12	47,088
6,280,000		Straight-A Funding LLC	0.180	05/25/12	6,278
15,000,000		Straight-A Funding LLC	0.160	05/29/12	14,996
19,000,000		Straight-A Funding LLC	0.180	06/01/12	18,994
52,000,000		Straight-A Funding LLC	0.180	06/01/12	51,984
30,000,000	y	Toronto-Dominion Holdings USA, Inc	0.110	04/24/12	29,998
20,000,000	y	Toronto-Dominion Holdings USA, Inc	0.130	04/27/12	19,998
15,000,000	y	Toronto-Dominion Holdings USA, Inc	0.130	05/16/12	14,998
10,595,000	y	Toronto-Dominion Holdings USA, Inc	0.150	06/11/12	10,592
18,000,000	y	Unilever Capital Corp	0.120	04/02/12	18,000
20,500,000	y	Unilever Capital Corp	0.100	04/09/12	20,500
7,850,000	y	Unilever Capital Corp	0.100	04/11/12	7,850
30,000,000	y	Unilever Capital Corp	0.100	04/20/12	29,998
11,500,000	y	Unilever Capital Corp	0.140	05/21/12	11,498
30,000,000	y	Unilever Capital Corp	0.140	05/22/12	29,994
6,570,000	y	Unilever Capital Corp	0.190	07/18/12	6,566

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 13,420,000	y	Unilever Capital Corp	0.210%	07/31/12	$13,411
10,000,000	y	Unilever Capital Corp	0.210	08/15/12	9,992
8,000,000	y	Unilever Capital Corp	0.225	08/31/12	7,992
50,000,000		US Bank NA	0.180	04/18/12	49,996
15,000,000	y	Variable Funding Capital Co LLC	0.120	04/03/12	15,000
45,000,000	y	Variable Funding Capital Co LLC	0.190	04/20/12	44,995
25,500,000	y	Variable Funding Capital Co LLC	0.170	04/23/12	25,497
50,000,000	y	Variable Funding Capital Co LLC	0.180	04/25/12	49,994
25,000,000	y	Variable Funding Capital Co LLC	0.130	05/10/12	24,996
31,110,000	y	Variable Funding Capital Co LLC	0.130	05/14/12	31,105
25,050,000	y	Variable Funding Capital Co LLC	0.130	05/17/12	25,046
40,000,000	y	Variable Funding Capital Co LLC	0.130	05/24/12	39,992
20,500,000	y	Wal-Mart Stores, Inc	0.100-0.125	04/09/12	20,499
45,000,000	y	Wal-Mart Stores, Inc	0.100	04/23/12	44,997
20,000,000	y	Wal-Mart Stores, Inc	0.090	04/25/12	19,999
37,000,000	y	Wal-Mart Stores, Inc	0.090	05/07/12	36,997
25,000,000	y	Wal-Mart Stores, Inc	0.090	05/08/12	24,998
21,000,000	y	Wal-Mart Stores, Inc	0.090	05/09/12	20,998
5,000,000	y	Westpac Banking Corp	0.200	05/09/12	4,999

		TOTAL COMMERCIAL PAPER			4,657,936

GOVERNMENT AGENCY DEBT - 22.6%
5,332,000		Federal Farm Credit Bank (FFCB)	0.090	05/30/12	5,331
118,455,000		Federal Home Loan Bank (FHLB)	0.030-0.090	04/04/12	118,455
50,000,000		FHLB	0.040	04/09/12	50,000
50,000,000		FHLB	0.080	04/11/12	49,999
15,000,000		FHLB	0.075	04/12/12	15,000
25,000,000		FHLB	0.075	04/13/12	24,999
6,387,000		FHLB	0.065	04/16/12	6,387
49,800,000		FHLB	0.043	04/18/12	49,799
100,885,000		FHLB	0.055-0.100	04/20/12	100,881
85,875,000		FHLB	0.065-0.100	04/25/12	85,870
55,156,000		FHLB	0.050-0.110	04/27/12	55,153
27,000,000		FHLB	0.105	05/02/12	26,998
96,900,000		FHLB	0.085-0.115	05/04/12	96,892
56,624,000		FHLB	0.080-0.950	05/09/12	56,619
122,115,000		FHLB	0.100-0.115	05/11/12	122,100
9,700,000		FHLB	0.100	05/15/12	9,699
120,980,000		FHLB	0.090-0.150	05/16/12	120,965
95,760,000		FHLB	0.085-0.110	05/18/12	95,748
66,700,000		FHLB	0.090	05/23/12	66,691
18,950,000		FHLB	0.100	05/24/12	18,947
47,800,000		FHLB	0.100-0.118	05/30/12	47,791
16,400,000		FHLB	0.110	06/01/12	16,397
7,567,000		FHLB	0.105	06/06/12	7,566
30,600,000		FHLB	0.110-0.120	06/08/12	30,594
10,000,000		FHLB	1.375	06/08/12	10,023
50,000,000		FHLB	0.110	06/13/12	49,989
10,500,000		FHLB	0.110	06/21/12	10,497
62,000,000		FHLB	0.080-0.090	06/22/12	61,988
1,000,000		FHLB	0.150	08/08/12	999
2,800,000		FHLB	0.140	08/29/12	2,798
7,718,000		FHLB	0.145	09/24/12	7,713

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 38,830,000	Federal Home Loan Mortgage Corp (FHLMC)	0.030%	04/02/12	$38,830
68,000,000	FHLMC	0.070-0.085	04/03/12	68,000
33,210,000	FHLMC	0.085-0.110	04/16/12	33,209
50,000,000	FHLMC	0.030	04/17/12	49,999
17,500,000	FHLMC	0.085	04/23/12	17,499
17,880,000	FHLMC	0.030	04/25/12	17,880
17,940,000	FHLMC	0.090	04/27/12	17,939
43,975,000	FHLMC	0.085-0.093	05/07/12	43,971
7,200,000	FHLMC	0.100	05/09/12	7,199
11,000,000	FHLMC	0.120	05/14/12	10,998
44,535,000	FHLMC	0.160	05/18/12	44,529
90,000,000	FHLMC	0.090	05/21/12	89,989
70,877,000	FHLMC	0.100	05/29/12	70,866
60,000,000	FHLMC	0.105-0.115	05/30/12	59,989
15,300,000	FHLMC	0.100	06/04/12	15,297
6,190,000	FHLMC	0.115	06/05/12	6,189
10,250,000	FHLMC	0.095	06/06/12	10,248
41,345,000	FHLMC	0.080-0.110	06/11/12	41,336
59,197,000	FHLMC	0.095-0.100	06/19/12	59,184
59,480,000	FHLMC	0.075-0.135	06/25/12	59,467
23,392,000	FHLMC	0.130	07/02/12	23,384
21,000,000	FHLMC	0.130	07/16/12	20,992
37,643,000	FHLMC	0.150	08/14/12	37,622
9,600,000	FHLMC	0.145	08/22/12	9,594
23,340,000	FHLMC	0.140-0.155	09/04/12	23,325
15,000,000	FHLMC	0.160	10/03/12	14,988
8,575,000	Federal National Mortgage Association (FNMA)	0.025	04/04/12	8,575
3,138,000	FNMA	0.090	04/11/12	3,138
14,000,000	FNMA	0.075	04/16/12	14,000
21,958,000	FNMA	0.080	04/17/12	21,957
2,400,000	FNMA	0.150	04/18/12	2,400
10,000,000	FNMA	0.115	05/01/12	9,999
27,747,000	FNMA	0.090-0.130	05/02/12	27,744
25,000,000	FNMA	0.150	05/03/12	24,997
5,000,000	FNMA	0.090	05/04/12	5,000
5,426,000	FNMA	0.130	05/09/12	5,425
50,000,000	FNMA	0.095	05/14/12	49,994
15,220,000	FNMA	0.850	05/16/12	15,218
5,685,000	FNMA	0.090	05/21/12	5,684
15,540,000	FNMA	0.120	05/23/12	15,537
17,558,000	FNMA	0.075-0.090	05/30/12	17,556
13,080,000	FNMA	0.150	06/01/12	13,077
38,100,000	FNMA	0.105	06/06/12	38,093
26,141,000	FNMA	0.011-0.135	06/27/12	26,133
1,275,000	FNMA	0.180	07/02/12	1,274
25,000,000	FNMA	0.110	07/16/12	24,992
8,672,000	FNMA	0.135	08/01/12	8,668
8,000,000	FNMA	0.150	08/16/12	7,995
37,500,000	FNMA	0.140	09/05/12	37,477

	TOTAL GOVERNMENT AGENCY DEBT			2,700,344

TREASURY DEBT - 22.3%
36,990,000	United States Treasury Bill	0.012	04/05/12	36,990

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 200,000,000		United States Treasury Bill	0.020-0.099%	04/19/12	$199,994
110,000,000		United States Treasury Bill	0.040-0.075	04/26/12	109,995
93,000,000		United States Treasury Bill	0.051-0.092	05/03/12	92,994
54,995,000		United States Treasury Bill	0.010-0.022	05/10/12	54,994
34,500,000		United States Treasury Bill	0.100	05/17/12	34,496
100,000,000		United States Treasury Bill	0.025-0.095	05/24/12	99,989
85,000,000		United States Treasury Bill	0.032-0.088	06/07/12	84,989
68,410,000		United States Treasury Bill	0.038-0.094	06/21/12	68,402
104,400,000		United States Treasury Bill	0.048-0.078	06/28/12	104,385
30,000,000		United States Treasury Bill	0.092	07/05/12	29,993
26,200,000		United States Treasury Bill	0.058	07/12/12	26,196
20,000,000		United States Treasury Bill	0.053	07/26/12	19,997
20,000,000		United States Treasury Bill	0.104	08/02/12	19,993
20,000,000		United States Treasury Bill	0.110	08/09/12	19,992
46,800,000		United States Treasury Bill	0.112-0.122	08/16/12	46,780
20,000,000		United States Treasury Bill	0.136	08/23/12	19,989
26,000,000		United States Treasury Bill	0.128	09/06/12	25,985
50,000,000		United States Treasury Bill	0.145	09/13/12	49,966
24,280,000		United States Treasury Bill	0.131	09/20/12	24,265
25,000,000		United States Treasury Note	1.375	04/15/12	25,012
112,105,000		United States Treasury Note	1.000	04/30/12	112,181
204,615,000		United States Treasury Note	1.375	05/15/12	204,936
167,443,000		United States Treasury Note	0.750	05/31/12	167,607
135,485,000		United States Treasury Note	1.875	06/15/12	135,973
107,125,000		United States Treasury Note	0.625	06/30/12	107,264
83,470,000		United States Treasury Note	1.500	07/15/12	83,803
80,271,000		United States Treasury Note	0.625	07/31/12	80,404
96,965,000		United States Treasury Note	1.750	08/15/12	97,546
120,335,000		United States Treasury Note	0.375	08/31/12	120,449
47,765,000		United States Treasury Note	0.375	09/30/12	47,818
10,585,000		United States Treasury Note	1.375	10/15/12	10,653
145,872,000		United States Treasury Note	0.375	10/31/12	146,067
6,320,000		United States Treasury Note	1.375	11/15/12	6,369
64,297,000		United States Treasury Note	0.500	11/30/12	64,447
43,160,000		United States Treasury Note	1.125	12/15/12	43,454
18,200,000		United States Treasury Note	0.625	12/31/12	18,257
22,450,000		United States Treasury Note	0.625	01/31/13	22,526

		TOTAL TREASURY DEBT			2,665,150

VARIABLE RATE SECURITIES - 12.8%
100,000,000	i	Federal Farm Credit Bank (FFCB)	0.095	01/28/13	99,913
50,000,000	i	FFCB	0.240	02/01/13	49,992
31,700,000	i	FFCB	0.256	03/15/13	31,691
44,800,000	i	FFCB	0.230	03/28/13	44,800
25,050,000	i	FFCB	0.252	06/12/13	25,053
32,435,000	i	FFCB	0.302	06/26/13	32,459
69,750,000	i	FFCB	0.612	08/19/13	69,701
45,000,000	i	FFCB	0.205	08/26/13	44,969
36,290,000	i	FFCB	0.350	08/26/13	36,285
50,000,000	i	FFCB	0.250	09/23/13	49,985
100,000,000	i	FFCB	0.370	09/23/13	99,994
10,000,000	i	FFCB	0.290	10/15/13	9,986
50,000,000	i	FFCB	0.390	11/01/13	50,000

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 45,000,000	i	Federal Home Loan Bank (FHLB)	0.205%	07/02/12	$45,000
50,000,000	i	FHLB	0.210	07/20/12	50,000
100,000,000	i	FHLB	0.330	02/22/13	100,000
10,000,000	i	FHLB	0.245	03/06/13	10,001
55,000,000	i	FHLB	0.330	03/08/13	54,997
100,000,000	i	FHLB	0.340	08/16/13	100,000
144,500,000	i	Federal Home Loan Mortgage Corp (FHLMC)	0.221	02/04/13	144,455
22,070,000	i	FHLMC	0.193	05/06/13	22,058
27,000,000	i	FHLMC	0.221	06/03/13	27,003
17,000,000	i	FHLMC	0.211	11/04/13	17,001
44,700,000	i	Federal National Mortgage Association (FNMA)	0.185	03/14/13	44,688
80,290,000	i	FNMA	0.390	10/28/13	80,290
50,000,000	i	Canadian Imperial Bank of Commerce	0.370	05/02/12	50,000
50,000,000	i	Canadian Imperial Bank of Commerce	0.310	10/09/12	50,000
90,000,000	i	Royal Bank of Canada	0.360	07/11/12	90,000

		TOTAL VARIABLE RATE SECURITIES			1,530,321

		TOTAL SHORT-TERM INVESTMENTS (Cost $11,919,431)			11,919,431

		TOTAL INVESTMENTS - 99.6% (Cost $11,919,431)			11,919,431
		OTHER ASSETS & LIABILITIES, NET - 0.4%			46,906

		NET ASSETS - 100.0%			$11,966,337

	i	Floating or variable rate security. Coupon rate reflects the rate at period end.
	y

Security exempt from registration under Section 4(2) of the Securities Act of 1933 of which are deemed liquid. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At March 31, 2012, the aggregate value of these securities was $2,884,917,000, representing 24.1% of net assets.

		Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

The purpose of the College Retirement Equities Fund (“CREF”), as stated in its charter, is to aid and strengthen non-profit educational and research organizations, governmental entities, and other non-profit institutions by providing their employees with variable retirement benefits. CREF is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. It consists of eight investment portfolios: the Stock, Global Equities, Growth, Equity Index, Bond Market, Inflation-Linked Bond, Social Choice and Money Market Accounts (individually referred to as the “Account” or collectively referred to as the “Accounts”).

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Accounts.

Security valuation: For all Accounts (other than the Money Market Account), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments. Investments held by the Money Market Account are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Investment transactions: Securities transactions are accounted for as of the trade date for financial reporting purposes.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

Transactions with affiliates: The Accounts may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”), pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
• Level 3 – significant unobservable inputs (including the Accounts’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Accounts’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedules of Investments (unaudited)

valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Accounts’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments, excluding investments in registered investement companies, with maturities of 60 days or less are valued at amortized cost. Short-term investments (other than those in the Money Market Account) with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments in the Money Market Account are valued at amortized cost. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sale price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended March 31, 2012, there were no material transfers between levels by the Accounts.

As of March 31, 2012, 100% of the value of investments in the Inflation-Linked Bond and Money Market Accounts was valued based on Level 2 inputs.

The following is a summary of the inputs used to value the remaining Accounts’ investments as of March 31, 2012 (amounts are in thousands):

Account	Level 1	Level 2	Level 3	Total

Stock
Consumer discretionary*	$9,785,494	$3,651,119	$52	$13,436,665
Consumer staples*	6,629,685	2,892,103	—	9,521,788
Energy*	7,876,648	3,248,432	—	11,125,080
Financials*	11,998,688	7,072,962	—	19,071,650
Health care*	8,823,291	1,960,389	5,643	10,789,323
Industrials*	8,489,453	3,983,550	—	12,473,003
Information technology*	15,261,798	2,428,388	—	17,690,186
Materials*	3,146,513	3,636,057	3	6,782,573
Telecommunication services*	1,732,301	1,334,792	—	3,067,093
Utilities*	2,506,551	1,073,870	—	3,580,421
Corporate bonds	—	64	—	64
Short-term investments	—	6,262,266	—	6,262,266

Total	$76,250,422	$37,543,992	$5,698	$113,800,112

Global Equities
Australia	$—	$356,872	$—	$356,872
Canada	22,454	563,733	—	586,187
France *	80	557,387	—	557,467
Germany	—	631,903	—	631,903
Japan	—	1,200,121	—	1,200,121
Switzerland	—	412,951	—	412,951
United Kingdom*	28,907	1,253,854	—	1,282,761
United States	7,754,369	1,639	—	7,756,008
Other*	139,765	1,728,962	—	1,868,727
Short-term investments	—	1,209,086	—	1,209,086
Futures**	1,742	—	—	1,742

Total	$7,947,317	$7,916,508	$—	$15,863,825

Account	Level 1	Level 2	Level 3	Total

Growth
Consumer discretionary	$2,644,466	$38,705	$—	$2,683,171
Consumer staples	1,418,601	—	—	1,418,601
Energy	1,228,247	25,883	—	1,254,130
Financials	781,662	—	—	781,662
Health care*	1,621,276	32,216	—	1,653,492
Industrials *	1,761,080	—	—	1,761,080
Information technology*	4,776,087	50,929	—	4,827,016
Materials	704,521	11,298	—	715,819
Telecommunication services	61,685	4,431	—	66,116
Utilities	5,201	—	—	5,201
Short-term investments	311,481	123,091	—	434,572
Futures**	2,205	—	—	2,205

Total	$15,316,512	$286,553	$—	$15,603,065

Equity Index
Consumer discretionary	$1,444,006	$—	$—	$1,444,006
Consumer staples	1,114,906	—	—	1,114,906
Energy	1,251,038	—	—	1,251,038
Financials	1,932,170	—	—	1,932,170
Health care	1,370,648	—	—	1,370,648
Industrials	1,343,941	—	—	1,343,941
Information technology	2,340,285	—	—	2,340,285
Materials	479,686	—	—	479,686
Telecommunication services	292,171	—	—	292,171
Utilities	408,657	—	—	408,657
Short-term investments	349,190	15,897	—	365,087
Futures**	(11)	—	—	(11)

Total	$12,326,687	$15,897	$—	$12,342,584

Bond Market
Bank loan obligations	$—	$11,837	$—	$11,837
Corporate bonds	—	3,943,698	—	3,943,698
Government bonds	—	8,685,971	—	8,685,971
Structured assets	—	679,168	—	679,168
Preferred stocks	2,762	—	—	2,762
Short-term investments	—	2,973,554	—	2,973,554

Total	$2,762	$16,294,228	$—	$16,296,990

Social Choice
Consumer discretionary	$622,256	$164,172	$—	$786,428
Consumer staples	456,829	137,998	—	594,827
Energy	484,311	142,471	—	626,782
Financials	1,042,358	316,911	—	1,359,269
Health care	588,041	107,474	—	695,515
Industrials	576,949	183,668	—	760,617
Information technology	911,117	60,853	—	971,970
Materials	256,643	175,277	—	431,920
Telecommunication services	75,692	78,031	—	153,723
Utilities	217,988	66,145	—	284,133
Corporate bonds	—	1,272,588	—	1,272,588
Government	—	2,662,952	—	2,662,952
Structured assets	—	249,251	—	249,251
Short-term investments	—	1,612,263	—	1,612,263

Total	$5,232,184	$7,230,054	$—	$12,462,238

* Includes American Depositary Receipts at Level 1.
** Derivatives instruments are not reflected in the portfolio of investments.

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedules of Investments (unaudited)

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable. Derivatives require little or no initial investment and permit or require net settlement. The Accounts value derivatives at fair value.

Futures contracts: Certain Accounts are subject to equity price risk in the normal course of pursuing its investment objectives. The Accounts use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin payments are made or received reflecting daily changes in the value of the futures contracts. Futures contracts are valued at the last sale price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Accounts since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded funds, guarantees the futures against default.

At March 31, 2012, the Accounts held the following open futures contracts (amounts are in thousands):

Account	Futures	Number of contracts ‡	Market value	Expiration date	Unrealized gain (loss)

Global Equities	CME E-mini S&P 500 Index	620	$43,499	June 2012	$1,742

Growth	CME E-mini S&P 500 Index	785	55,076	June 2012	2,205

Equity Index	CME E-mini S&P 500 Index	40	2,806	June 2012	(7)
	CME E-mini S&P Mid-Cap 400 Index	5	496	June 2012	(2)
	Russell 2000 Mini Index	3	248	June 2012	(2)

			3,550		(11)

‡ Number of contracts are not in thousands.

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedules of Investments (unaudited)

Note 4—affiliated investments

Companies in which an Account holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Account pursuant to the 1940 Act. Additionally, investments in other investment companies advised by TCIM, or its affiliates, are deemed to be affiliated companies. Information regarding transactions with affiliated companies is as follows (amounts are in thousands):

Issue	Value at December 31, 2011	Purchase cost	Sales proceeds	Realized gain (loss)	Dividend income	Withholding expense	Shares at March 31, 2012	†	Value at March 31, 2012

Stock Account
Japan Asia Investment Co Ltd	$5,945	$—	$—	$—	$—	$—	8,823,000		$7,960
Jarden Corp	189,311	2,253	71,991	19,978	546	—	—	**	—
MPM Bioventures II	3,535	—	—	—	—	—	22,167,242		3,536
Skyline Venture Fund II Ltd	244	—	—	—	—	—	4,254,176		244
Stroer Out of Home Media AG.	53,978	250	29,321	(16,495)	—	—	—	**	—
Unipol Gruppo Finanaziario S.p.A.	*	210	—	—	—	—	2,870,613		896
Unipol S.p.A.	*	—	—	—	—	—	1,821,299		330
Vanda Pharmaceuticals, Inc	6,855	—	2,601	(4,636)	—	—	871,241		4,173

	$259,868	$2,713	$103,913	$(1,153)	$546	$—			$17,139

Growth Account
TIAA-CREF Short Term Lending Portfolio of the
State Street Navigator Securities Lending Trust	$194,557	$116,924	$—	$—	$598	$—	311,481,234		$311,481

Equity Index Account
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$256,854	$92,336	$2,035	$—	$1,382	$—	349,189,556		$349,190

* Not an affiliate investment as of December 31, 2011
** Not an affiliate investment as of March 31, 2012
† Shares are not in thousands

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedules of Investments (unaudited)

Note 5 - investments

Securities lending: Certain Accounts may lend their securities to qualified institutional borrowers to earn additional income. An Account receives collateral (in the form of cash, Treasury securities, or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan. Cash collateral received by an Account will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent for the purpose of investing cash collateral. In lending its securities, the Account bears the market risk with respect to the collateral investment as well as the securities loaned and also bears the risk that the counterparty may default on its obligations to the Accounts.

Repurchase agreements: Each Account may enter into repurchase agreements with banks or broker-dealers. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Account’s agreement to resell such securities at a mutually agreed-upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed-upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Account will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Account maintains the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Securities purchased on a when-issued or delayed-delivery basis: The Accounts may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time an Account enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Treasury Inflation-Protected Securities: The Accounts (other than the Money MarketAccount) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index.

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedules of Investments (unaudited)

Dollar rolls transactions: Some of the Accounts may enter into mortgage dollar rolls in which an Account sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, an Account forgoes principal and interest paid on the securities. The Account is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Account maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Restricted securities: Restricted securities held by the Accounts, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At March 31, 2012, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows (amounts are in thousands):

Account	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)

Stock	$16,786,677	$(3,341,710)	$13,444,967
Global Equities	1,924,808	(355,061)	1,569,747
Growth	3,629,235	(223,023)	3,406,212
Equity Index	4,226,205	(1,114,996)	3,111,209
Bond Market	569,027	(94,678)	474,349
Inflation-Linked Bond	1,263,360	(6,126)	1,257,234
Social Choice	1,724,814	(354,643)	1,370,171

Item 2. Controls and Procedures.

          (a) An evaluation was performed within 90 days of the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

          (b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLLEGE RETIREMENT EQUITIES FUND

Date: May 17, 2012	By:	/s/ Roger W. Ferguson, Jr.

Roger W. Ferguson, Jr.
President and Chief Executive Officer

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: May 17, 2012	By:	/s/ Roger W. Ferguson, Jr.

Roger W. Ferguson, Jr.
President and Chief Executive Officer
(principal executive officer)

Date: May 17, 2012	By:	/s/ Virginia M. Wilson

Virginia M. Wilson
Executive Vice President,
Chief Financial Officer and
Principal Accounting Officer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer
3(b) Section 302 certification of the principal financial officer